United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  December 31, 2023

Item 1. Report to Stockholders

(a)

A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)

A form of notice transmitted to shareholders in reliance on Rule 30e-3 under the Act is provided.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.  No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Directors has determined that Robert J. Chersi, an independent director, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $740,790 for the year ended December 31, 2022 and $785,200 for the year ended December 31, 2023.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the fiscal year ended December 31, 2022 and $0 for the year ended December 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2022 and $0 for the year ended December 31, 2023.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $156,695 for the year ended December 31, 2022 and $166,115 for the year ended December 31, 2023.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2022 and $0 for the year ended December 31, 2023.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2022 and $0 for the year ended December 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $4,150 for the year ended December 31, 2022 and $0 for the year ended December 31, 2023.  The 2022 payment was for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all, or 100%, of the fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2023, were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2022 and December 31, 2023 were $4,150 and $0, respectively.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 27, 2024

Thrivent Series Fund, Inc.

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 27, 2024

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                            (principal executive officer)

Date:  February 27, 2024

By:   /s/ Sarah L. Bergstrom

                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Series Fund, Inc.
Annual Report
Variable Portfolios
December 31, 2023

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Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 6
Thrivent All Cap Portfolio 8
Thrivent Balanced Income Plus Portfolio 10
Thrivent Diversified Income Plus Portfolio 12
Thrivent Emerging Markets Equity Portfolio 14
Thrivent ESG Index Portfolio 16
Thrivent Global Stock Portfolio 18
Thrivent Government Bond Portfolio 20
Thrivent Healthcare Portfolio 22
Thrivent High Yield Portfolio 24
Thrivent Income Portfolio 26
Thrivent International Allocation Portfolio 28
Thrivent International Index Portfolio 30
Thrivent Large Cap Growth Portfolio 32
Thrivent Large Cap Index Portfolio 34
Thrivent Large Cap Value Portfolio 36
Thrivent Limited Maturity Bond Portfolio 38
Thrivent Low Volatility Equity Portfolio 40
Thrivent Mid Cap Growth Portfolio 42
Thrivent Mid Cap Index Portfolio 44
Thrivent Mid Cap Stock Portfolio 46
Thrivent Mid Cap Value Portfolio 48
Thrivent Moderate Allocation Portfolio 50
Thrivent Moderately Aggressive Allocation Portfolio 52
Thrivent Moderately Conservative Allocation Portfolio 54
Thrivent Money Market Portfolio 56
Thrivent Multidimensional Income Portfolio 58
Thrivent Opportunity Income Plus Portfolio 60
Thrivent Real Estate Securities Portfolio 62
Thrivent Small Cap Growth Portfolio 64
Thrivent Small Cap Index Portfolio 66
Thrivent Small Cap Stock Portfolio 68
Shareholder Expense Example 70
Report of Independent Registered Public Accounting
Firm 73
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 75
Thrivent All Cap Portfolio 89
Thrivent Balanced Income Plus Portfolio 93
Thrivent Diversified Income Plus Portfolio 125
Thrivent Emerging Markets Equity Portfolio 157
Thrivent ESG Index Portfolio 165
Thrivent Global Stock Portfolio 172
Thrivent Government Bond Portfolio 187
Thrivent Healthcare Portfolio 193
Thrivent High Yield Portfolio 196
Thrivent Income Portfolio 209
Thrivent International Allocation Portfolio 222
Thrivent International Index Portfolio 238
Thrivent Large Cap Growth Portfolio 249
Thrivent Large Cap Index Portfolio 251
Thrivent Large Cap Value Portfolio 259
Thrivent Limited Maturity Bond Portfolio 262
Thrivent Low Volatility Equity Portfolio 275
Thrivent Mid Cap Growth Portfolio 280
Thrivent Mid Cap Index Portfolio 283
Thrivent Mid Cap Stock Portfolio 290
Thrivent Mid Cap Value Portfolio 293
Thrivent Moderate Allocation Portfolio 296
Thrivent Moderately Aggressive Allocation Portfolio 328
Thrivent Moderately Conservative Allocation Portfolio 361
Thrivent Money Market Portfolio 393
Thrivent Multidimensional Income Portfolio 396
Thrivent Opportunity Income Plus Portfolio 412
Thrivent Real Estate Securities Portfolio 440
Thrivent Small Cap Growth Portfolio 445
Thrivent Small Cap Index Portfolio 448
Thrivent Small Cap Stock Portfolio 457
Statement of Assets and Liabilities 460
Statement of Operations 466
Statement of Changes in Net Assets 472
Notes to Financial Statements 483
Financial Highlights 504
Additional Information 514
Board of Directors and Officers 518

2
Dear Shareholder:

Recently, I often thought of the expression “may you live in interesting times.” This past year has certainly been “interesting”
for the economy, the markets and the world in general. We at
Thrivent Series Funds (the “Funds”) have put significant effort into analyzing what I refer to as the three I’s—inflation, interest rates and instability—and how they impact our Funds and, most importantly, you as a shareholder.
Over the past couple of years, inflation rose well above the U.S.
Federal Reserve’s (Fed) target of 2%. I’m sure that you read many headlines about inflation, and I’m also sure that you experienced the challenges that inflation presents for almost all purchases that you made. Inflation significantly impacted the price of almost all goods and services that all of us regularly buy and created financial strains for many hard-working Americans.
In an effort to contain inflation, the Fed significantly increased its target interest rates. That had numerous impacts, a few of which I’ll comment on here. First, it contributed to a decrease in the inflation rate. While inflation remains above the Fed’s target, the rate decreased throughout last year. Second, it changed the performance and outlook for bonds and bond funds. In 2022 and the first part of 2023, rising interest rates were a headwind for the performance of bond funds because when interest rates rise, bond prices fall. However, rising interest rates also lead to bonds paying higher yields. As you’ll read in David’s letter in this Annual Report, interest rates probably already peaked, which could make it a good time to invest in bond funds. Third, higher interest rates make it more expensive for consumers to borrow for many important purchases like homes and cars. I know that these increased
borrowing costs add to the financial strains presented by inflation.
In addition to inflation and interest rates, our shareholders ask many questions about how geopolitical risks could impact their investments this year. The war in Ukraine, the war in the Middle
East and political division in the U.S. are some of the events on all our minds.
I am fortunate to attend the weekly Market Meeting at which
the portfolio managers of our Asset Allocation Funds—along
with other Thrivent senior investment professionals—discuss
economic, market and other events and how they impact the
strategic allocations we make to various asset classes in the Asset
Allocation Funds. I reviewed extensive data and listened to hours of discussion about how inflation, interest rates and geopolitical risks impact how we manage the Funds. As a shareholder, I find it comforting to know that the portfolio managers of the Funds are continuously analyzing developments in the markets and how
they impact the Funds. Nearly half of our team of more than 125 investment professionals have at least 20 years of investment experience, and they have managed the Funds through previous periods of inflation, volatile interest rates and geopolitical uncertainty. For me, it is assuring to know that my Funds are being actively managed by experienced and knowledgeable investment professionals through times like these.
We truly appreciate the trust you’ve placed in Thrivent by investing in the Funds. If you ever have questions about how the Funds can help you achieve your financial goals, you may find it helpful to consult with your financial advisor.
Michael Kremenak
President
Thrivent Series Fund, Inc.

4
Dear Shareholder:

In anticipation that interest rates peaked in 2023, we believe uncertainty in the markets will lessen this year, supporting both stock and bond markets throughout the year.
At the time of this writing, 2023 ended on a high note despite several challenges from Treasury yields, mortgage rates and two large bank failures. And the U.S. economy is holding strong thanks to falling inflation numbers.
Economic Review
We believe the U.S. economy will survive the recent U.S. Federal
Reserve (Fed) tightening cycles without a recession because the cause of inflation at this time was very different than what we’ve seen historically. We think a recession will be avoided as inflation surged because a global pandemic upended the global economy, provoking both historic fiscal stimulus and a supply-chain chaos that created deep and sustained shortages of core goods.
Historically, inflation often spiked because the economy was too strong, fueled by over-investment or excess corporate or consumer borrowing.
This unusual cause of inflation makes it much easier to subdue.
Interest-rate markets have become optimistic enough that inflation will glide lower and have started to forecast more aggressive Fed rate cuts this year. We expect inflation will continue to fall, allowing the Fed to credibly lower interest rates in the second half of the year. History shows that markets usually rally after the Fed stops hiking rates and continue to rally after the Fed begins cutting rates.
In addition, the Magnificent Seven (Alphabet Inc., Amazon.com
Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corp., Nvidia Corp.,
and Tesla, Inc.) accounted for an impressive 30% of the S&P 500®
Index’s valuation at various times over the past year. We anticipate the strength of these seven companies will widen to the other
493, especially with earnings growth recently turning positive on a quarterly basis for the first time in a year.
However, because higher interest rates can have a lagged effect even two years after a tightening cycle begins, we believe it is too early to assume that tighter financial conditions won’t continue to weigh on the economy this year.
Market Review
For investors taking a long-term view, we expect the market to generate positive returns in 2024. While we are optimistic, markets never move in a straight line. Economic data can swing in the other direction, investor sentiment can change, and external factors such as politics can influence markets. Should the economy achieve a soft landing, we expect to see strong performance by small-cap stocks, companies with lower credit quality, and value stocks, all of which have lagged the overall market.
Interestingly, bonds are looking to have a positive year as well.
Historically, Treasury yields typically peak around the time the Fed stops raising interest rates, and then fall as the Fed cuts rates. As we have little doubt the Fed has stopped raising rates, Treasury yields have likely already peaked. When they fall further, and by how much, is a more difficult question. In our view, both short- and long-dated Treasury bonds should end 2024 at significantly lower yields.
Corporate bonds, which offer a yield spread over similar-maturity
Treasuries, provide both higher income and the potential for greater capital appreciation should credit spreads tighten as yields fall. In the short term, however, spreads in the investment-grade market look to be already pricing in a more optimistic outlook. But some of this richness could be explained by the simple fact they have such compelling yields. After a decade of paltry yields, bond investors can be forgiven for happily earning around 6% a year, regardless of where spreads go.
In the sub-investment grade universe, including high-yield
corporates and emerging market debt, yields are higher, but so are the risks. Given slower economic growth and the lag effect of tighter monetary and financial conditions, we expect high-yield corporate bond and leveraged loan default rates to rise through
2024. However, the sub-investment grade universe is vast, and corporate bonds at the higher end of its rating spectrum are, in our view, more attractive. For example, so-called fallen angels—
companies that had investment grade ratings but slipped into the sub-investment grade market—may offer a more compelling
balance of risk and return.
Our Outlook
There are many concerns to watch as we head into 2024. It is unlikely, but employment could take a turn for the worse and deteriorate quickly. Or inflation could reignite. While that would almost certainly be the result of another unforeseen shock to the global economy, COVID-19 reminds us that those too can happen at any time. We have a presidential election on the horizon as well.
While most elections have a relatively modest impact on markets, there is some risk that the election itself could have a destabilizing effect that could prompt a more significant market reaction, although that is not our base case.
Outside of the U.S., political risk has also been steadily rising in both breadth and depth. We have two wars, in Ukraine and the
Middle East; increasing chances of a conflict between the U.S. and
Iran; China remains determined to integrate Taiwan; democracy looks to be increasingly under threat in South America; and the number of democracies in Africa is shrinking.
We do not believe any of these economic, political, or policy risks are likely to derail markets in 2024, but the risks are out there, and investors should assume there will be surprises.

Workforce participation is increasing, and unemployment remains low. The consumer may have a bumpy ride ahead, but with the
corporate and financial sectors largely already transitioned to a weaker outlook, we see few signs of significant vulnerability in the overall U.S. economy.
Barring the unforeseen, interest rates have probably peaked, and the economy will likely find a bottom in the first half of 2024 that avoids a recession. If this happens, it should support both stock and bond markets this year, allowing diversified portfolios the best kind of correlation—when everything goes up together.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management

Thrivent Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, growth investing, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Aggressive Allocation Portfolio earned a return of 19.31%, compared with the average return of its peer group, the Morningstar
Aggressive Allocation category, of 19.12%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate Bond
Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 26.29%, 5.53%, and 15.62%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
The Portfolio’s approximately 4% overweighting to domestic equity added to results because of stronger performance in domestic markets. Within the domestic equity portfolio, however, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the large-cap value and international managers, while underperforming managers included small-cap growth, small-cap stock, mid-
cap growth, mid-cap stock, and small-cap value. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Portfolio’s underweighting to international was reduced by half from a 4% to 2% underweighting. The Portfolio’s equity exposure was reduced by approximately 1% in early February. In early April, the Portfolio’s overweighting to domestic equity was increased by selling
1% from Europe and adding 1% to domestic. In early August, the Portfolio’s equity overweighting was decreased by approximately 1.5%
toward a target of a 1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
The fixed-income portion of the Portfolio outperformed due to strong selection within securitized assets mainly due to positioning in agency mortgage-backed securities (MBS). Security selection within high-yield corporate bonds also aided relative performance. Interest rate and Treasury curve positioning was modestly negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-rate exposure, and credit default swap indexes to help manage credit exposure. Within the fixed-income portfolio, we significantly decreased corporate bonds and increased holdings of Treasuries and agency MBS.
What is your outlook?
In the final months of the reporting period, the Federal Reserve’s (Fed) higher-for-longer rates narrative, labor unrest, political uncertainty, and rapidly rising long-term rates increased investor anxiety and pushed the equity market into a tactically oversold position, before reversing into year-end. Overall, Thrivent Asset Allocation Portfolios hold a moderate equity overweighting and a bias toward adding to that exposure in the event of market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening to date may continue to constrain the U.S. economy. Within equity, the Portfolio remains underweighted in international overall, primarily in Europe and emerging markets, because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500® give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Portfolio’s international underweighting at this time. Eurozone economic data remains weak, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than last year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we expect lower inflation and slower-but-positive economic growth to enable the Fed to cut rates in 2024. We expect
Treasury interest rates also to decline and the Treasury yield curve to steepen. We expect credit spreads to remain rangebound.

Portfolio Composition
(% of Portfolio)
Large Cap 47.4%
Small Cap 13.5%
International 13.4%
Short-Term Investments 11.3%
Mid Cap 8.0%
Investment Grade Debt 5.1%
Multi-Cap 0.9%
Private Equity 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 7.2%
Thrivent Mid Cap Stock Portfolio 6.1%
Thrivent Large Cap Value Portfolio 5.2%
Thrivent Global Stock Portfolio 3.9%
Thrivent Small Cap Stock Portfolio 3.8%
Thrivent Core Mid Cap Value Fund 3.1%
Thrivent Core International Equity Fund 2.6%
Thrivent Core Emerging Markets Equity
Fund 2.2%
Microsoft Corporation 1.9%
Amazon.com, Inc. 1.2%
These securities represent 37.2% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
19.31% 11.56% 8.60%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent All Cap Portfolio

John T. Groton Jr., CFA, Matthew D. Finn, CFA, and Roger W. Norberg, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, investment adviser, issuer, mid cap, sector, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent All Cap Portfolio earned a return of 22.13%, compared with the average return for its peer group, the Morningstar Large Growth category, of 40.51%. The Portfolio’s market benchmarks, the Russell 3000® Index and the S&P Composite 1500® Index, earned returns of
25.96% and 25.47%, respectively.
What factors affected the Portfolio’s performance?
A unique factor that drove much of the market’s performance in 2023 was the massive influence of the so-called “Magnificent Seven”
mega-cap Information Technology and Communication Services stocks. Sector performance also varied widely during 2023, with Energy underperforming following its dramatic outperformance in 2022. Conversely, Information Technology was the year’s standout performer following the sector’s significant sell off in 2022.
The Portfolio’s risk control parameters do not allow us to capitalize when a small group of companies provides the majority of our benchmarks’ returns. Also, while sector shifts often happen quickly as they did this year, our investment process is not top-down managed, but rather bottom-up in nature. We seek out the best companies on a stock-by-stock basis, based on opportunities they present at any given point in time regardless of their sector, capitalization size, or value/growth orientation.
As a result, the Portfolio’s biggest detractors relative to its benchmarks included its underexposure to some of the above-mentioned
Magnificent Seven, including modest underweightings in Netflix and Amazon and larger underweightings in Apple and Tesla. Sector allocations also hurt returns as these stock selection decisions resulted in the Portfolio’s underweightings in the strongly performing
Communication Services and Information Technology sectors. Additionally, the Portfolio is managed to cover all capitalization ranges and we tend to favor more smaller-cap companies than the benchmarks, particularly versus our Morningstar Large Growth peers, which detracted. While different indexes had varying results, generally large-cap stocks delivered returns north of 25%, while small-cap returns were in the mid-to-high teens. Finally, although the Portfolio is managed with low cash levels that are generally below 2%, any cash exposure detracted on a relative basis versus indexes that have no cash and advanced around 25%.
Stock selection was positive in five of 11 sectors, although this was a disappointment versus what we have historically been able to accomplish for shareholders. However, stock selection did add materially in the Materials and Real Estate segments. The Portfolio’s underweighted positions in Financials, Energy, and Utilities also helped relative results, especially in the latter two that produced negative absolute returns in 2023. The Portfolio also had a slight tilt toward growth versus its benchmarks, which modestly contributed to performance.
What is your outlook?
One learning from 2023 was that market and macroeconomic forecasts from this time last year proved to be almost entirely wrong. No recession happened, interest rates rose dramatically before plunging even more quickly, and generally fearful market strategists missed the mark as the market experienced sharp advances across all capitalization ranges. In addition to the typical forecasts, 2024 will include a layer of political prognostications.
That said, the strong end to 2023 has left investor sentiment a bit frothy, a sharp change from the “awful” investor sentiment we wrote about one year ago. Although the market’s next near-term move is not possible to forecast, we do know stock prices move more quickly than underlying business fundamentals. Therefore, we can make a plausible case for modest returns early in the year. Earnings dropped on a year-over-year basis during the fourth quarter of 2022 and the first and second quarters of 2023. Even if the U.S. enters an official economic recession, much of the market has already had its recession. Earnings should grow in 2024 and valuations are not extended, especially given long rates that have dropped back to the 4% range.
The All Cap Portfolio invests across the large-cap to small-cap segments and growth to value spectrums. As noted above, the Portfolio is modestly tilted toward growth stocks and small caps versus its benchmarks. The Portfolio is also overweighted in the economically leveraged Industrials and Materials sectors. Our goal is to own solid companies at attractive valuations regardless of market direction.
Periods of market disruption often work in our favor as we consolidate in the best companies at good prices. We do not anticipate making any large sector weight changes in the Portfolio.

Portfolio Composition
(% of Portfolio)
Common Stock 95.1%
Short-Term Investments 3.0%
Registered Investments
Companies 1.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 24.5%
Health Care 13.1%
Financials 11.9%
Industrials 10.9%
Consumer Discretionary 9.8%
Communications Services 6.7%
Consumer Staples 6.0%
Materials 4.5%
Energy 2.9%
Real Estate 2.8%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 5.9%
Apple, Inc. 4.5%
Alphabet, Inc., Class C 3.4%
Amazon.com, Inc. 2.8%
Meta Platforms, Inc. 2.2%
Applied Materials, Inc. 1.9%
Mastercard, Inc. 1.5%
Lowe's Companies, Inc. 1.4%
J.P. Morgan Chase & Company 1.4%
NVIDIA Corporation 1.4%
These securities represent 26.4% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
22.13% 14.74% 10.09%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500
®
Index measures the performance of a group of 1500 publicly traded stocks. “S&P Composite 1500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent. The product is not sponsored, endorsed or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Russell 3000
®
Index is an unmanaged market capitalization-weighted index tracking the performance of the 3,000 largest U.S.-traded stocks, which represent roughly 98% of all U.S. incorporated equity securities.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Portfolio

Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, liquidity, market, mortgage-
backed and other asset-backed securities, other funds, prepayment, quantitative investing, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Balanced Income Plus Portfolio earned a return of 12.47%, compared with the average return of its peer group, the Morningstar
Moderately Conservative Allocation category, of 11.55%. The Portfolio’s market benchmarks, the Morningstar LSTA US Leveraged Loan
Index, the MSCI World Index–USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High
Yield Ba/B 2% Issuer Capped Index, earned returns of 13.32%, 23.79%, 5.05% and 12.56%, respectively.
What factors affected the Portfolio’s performance?
Over the reporting period, the Portfolio’s approximately 2% underweighting to equities versus the Morningstar peer group detracted from relative performance since equities outperformed fixed income. The Portfolio’s overweighting to domestic equity added to results because of stronger performance in domestic markets. Within the domestic equity portfolio, a slight overweighting in small- and mid-cap stocks modestly detracted from performance. In aggregate, stock selection among the underlying equity strategies was positive, with the strongest performance coming from the large-cap growth manager, followed by the international and large-cap value managers. The small-cap stock, multi-cap core, and mid-cap stock managers lagged their respective benchmarks. In the international equity portfolio, stock selection contributed strongly in Japan and within the Health Care, Real Estate, and Consumer Discretionary sectors but detracted in
Germany and the Consumer Staples, Financials, and Information Technology sectors. Among the various market factors, an overweighting to growth benefited domestic equity performance, while overweighted exposures to value and profitability produced the strongest gains in international equity markets. We continued to employ derivatives to rebalance domestic and international equity exposures to the
Portfolio’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed driven by security selection in the securitized segment, particularly among agency and nonagency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). Overall securitized exposure averaged around 36% of the fixed-income portfolio, with the majority invested in agency MBS (23% of fixed income) and the rest divided among nonagency MBS (6%), CLOs (4%), ABS (2%), and CMBS
(1%). The Portfolio also benefited significantly from an underweighting to Treasuries, which represented around 8% of the fixed-income portfolio, and an overweighting to emerging market (EM) debt, which was also around 8% of fixed income. Corporate exposure, which composed 37% of the fixed-income portfolio, contributed positively to performance due to overweighted positions in high-yield bonds
(13%) and leveraged loans (9%). However, an underweighting in investment-grade corporate bonds (16%) and security selection among corporates offset some of the positive allocation impact. The Portfolio’s approximately 5% out-of-index allocation to convertible securities also detracted, as this equity-sensitive segment underperformed. Additionally, interest rate and Treasury curve positioning detracted from performance. Treasury futures and mortgage options were used to manage interest rate exposure and yield curve positioning during the period. The Portfolio also used credit default swap indexes (CDX) to manage credit risk exposure during the year.
What is your outlook?
The Federal Reserve’s (Fed) dovish pivot in December and forecast of at least three rate cuts in 2024 led to renewed investor optimism at the end of 2023. While the Portfolio remains slightly underweighted in equities, we have a bias to add exposure in the event of renewed market weakness. The outsized gains of the S&P 500’s largest stocks in 2023 make that segment more vulnerable in the near term, while small-cap stocks are more attractive from a valuation and technical perspective. International equity exposure remains underweighted—
primarily in Europe and EM—because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Within fixed income, we anticipate interest rate volatility will remain elevated given uncertainty over the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady in early 2024 but cut rates toward the second half as inflation declines and the economy slows. Our outlook calls for a soft to bumpy landing for the U.S.
economy but not a severe recession. That said, defaults will likely tick higher next year so we continue to favor a more neutral credit risk profile, which includes lower exposure to leveraged loans, high yield bonds, preferred securities, and EM debt, balanced by increased allocations to Treasuries and agency MBS. We have shifted interest rate positioning to a slightly longer duration and a bias toward a steeper yield curve as the Fed is at or near the end of its rate hike cycle.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 45.6%
Common Stock 31.1%
Registered Investment
Companies 14.0%
Short-Term Investments 8.6%
Preferred Stock 0.7%
Bank Loans < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 14.8%
U.S. Affiliated Registered
Investment Companies 12.3%
Financials 10.7%
Information Technology 8.2%
U.S. Government & Agencies 5.7%
Consumer Discretionary 5.7%
Industrials 4.3%
Health Care 3.8%
Collateralized Mortgage
Obligations 3.8%
Asset-Backed Securities 3.8%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.3%
Thrivent Core Emerging Markets Debt
Fund 5.0%
Microsoft Corporation 1.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
U.S. Treasury Bonds 1.0%
U.S. Treasury Bonds 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
Amazon.com, Inc. 0.8%
Apple, Inc. 0.8%
Vanguard Intermediate-Term Corporate
Bond ETF 0.8%
These securities represent 20.1% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quotes Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
12.47% 6.86% 5.31%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
*** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
**** The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denomi-
nated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Diversified Income Plus Portfolio

David R. Spangler, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, liquidity, market, mortgage-
backed and other asset-backed securities, other funds, preferred securities, prepayment, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Diversified Income Plus Portfolio earned a return of 10.21%, compared with the average return of its peer group, the Morningstar
Conservative Allocation category, of 9.26%. The Portfolio’s market benchmarks, the Morningstar LSTA US Leveraged Loan Index, the
MSCI World Index–USD Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2%
Issuer Capped Index, earned returns of 13.32%, 23.79%, 5.05% and 12.56%, respectively.
What factors affected the Portfolio’s performance?
Over the reporting period, the Portfolio’s approximately 4% underweighting to equities versus the Morningstar peer group detracted from relative performance since equities outperformed fixed income. However, the Portfolio’s overweighting to domestic equity added to the results because of stronger performance in domestic markets. Within the domestic equity portfolio, a slight overweighting in small- and mid-cap stocks modestly detracted from performance. In aggregate, stock selection among the underlying equity strategies was positive, with the strongest performance coming from the large-cap growth manager, followed by the international and large-cap value managers.
The small-cap stock, multi-cap core, and mid-cap stock managers lagged their respective benchmarks. In the international equity portfolio, stock selection contributed strongly in Japan and within the Health Care, Real Estate, and Consumer Discretionary sectors but detracted in Germany and the Consumer Staples, Financials, and Information Technology sectors. Among the various market factors, an overweighting to growth benefited domestic equity performance, while overweighted exposures to value and profitability produced the strongest gains in international equity markets. We continued to employ derivatives to rebalance domestic and international equity exposures to the Portfolio’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed driven by security selection in the securitized segment, particularly among agency and nonagency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). Overall securitized exposure averaged around 39% of the fixed-income portfolio, with the majority invested in agency MBS (26% of fixed income) and the rest divided among nonagency MBS (6%), CLOs (4%), ABS (2%), and CMBS
(1%). The Portfolio also benefited significantly from an underweighting to Treasuries, which represented more than 4% of the fixed-income portfolio, and an overweighting to emerging market (EM) debt, which totaled around 8% of fixed income. Corporate exposure, which composed 39% of the fixed-income portfolio, contributed positively to performance because of overweighted exposures in high-yield bonds (17%) and leveraged loans (7%). However, an underweighting in investment-grade corporate bonds (15%) and security selection among high-yield corporates offset some of the positive allocation impacts of high-yield and leveraged loans. The Portfolio’s approximately
5% out-of-index allocation to convertible securities was modestly positive, as this equity-sensitive segment outperformed. Interest rate and Treasury curve positioning detracted from performance. Treasury futures and mortgage options were used to manage interest rate exposure and yield curve positioning during the period. The Portfolio also used credit default swap indexes (CDX) during the year to manage credit risk exposure.
What is your outlook?
The Federal Reserve’s (Fed) dovish pivot in December and forecast of at least three rate cuts in 2024 led to renewed investor optimism at the end of 2023. While the Portfolio remains underweighted in equities, we have a bias to add exposure in the event of renewed market weakness. The outsized gains of the S&P 500’s largest stocks in 2023 make that segment more vulnerable in the near term, while small-
cap stocks are more attractive from a valuation and technical perspective. International equity exposure remains underweighted—primarily in Europe and EM—because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Within fixed income, we anticipate interest rate volatility will remain elevated given uncertainty over the economy, inflation, and the Fed’s path. We expect the Fed to hold rates steady in early 2024 but cut rates toward the second half as inflation declines and the economy slows. Our outlook calls for a soft to bumpy landing for the U.S. economy but not a severe recession. That said, defaults will likely tick higher next year so we continue to favor a more neutral credit risk profile, which includes lower exposure to leveraged loans, high yield, preferred securities, and EM debt, balanced by increased allocations to Treasuries and agency MBS. We have shifted interest rate positioning to a slightly longer duration and a bias toward a steeper yield curve as the Fed is at or near the end of its rate hike cycle.

Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 67.4%
Common Stock 14.1%
Registered Investment
Companies 11.7%
Short-Term Investments 5.6%
Preferred Stock 1.2%
Bank Loans < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 22.5%
Financials 11.0%
U.S. Affiliated Registered
Investment Companies 8.9%
U.S. Government & Agencies 6.2%
Asset-Backed Securities 5.4%
Collateralized Mortgage
Obligations 5.3%
Information Technology 5.1%
Consumer Discretionary 5.0%
Materials 3.6%
Consumer Staples 3.5%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.8%
U.S. Treasury Bonds 2.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.9%
U.S. Treasury Notes 1.4%
Vanguard Intermediate-Term Corporate
Bond ETF 1.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.2%
Thrivent Core International Equity Fund 1.1%
U.S. Treasury Bonds 1.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
These securities represent 20.4% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
10.21% 4.73% 4.12%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denomi-
nated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Emerging Markets Equity Portfolio

Noah J. Monsen, CFA, and Jing Wang, CFA,  Portfolio Co-Managers*
Thrivent Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Emerging Markets Equity Portfolio involves risks including foreign securities, emerging markets, China, convertible securities, equity security, foreign currency, investment adviser, issuer, large cap, market, mid cap, portfolio turnover rate, preferred securities, sector, small cap, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective November 1, 2023, Nick Cai, CFA, FRM, CAIA, no longer serves as portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Emerging Markets Equity Portfolio earned a return of 9.13%, compared with the average return of its peer group, the Morningstar
Diversiﬁed Emerging Markets category, of 11.07%. The Portfolio’s market benchmark, the MSCI Emerging Markets Index–USD Net Returns, earned a return of 9.83%.
What factors affected the Portfolio’s performance?
In May 2023, the Portfolio transitioned to internal management by Thrivent’s Systematic Alpha Team. With this change, the Portfolio will be managed using a quantitative process that employs a larger number of holdings to build a more diversified portfolio with lower active risk relative to its benchmark than under the previous portfolio manager.
Emerging market equities trailed the returns of developed markets, such as those in the MSCI EAFE Index, over the past year. The emerging market segment had a more muted response to the year-end rally in risk assets in developed countries, which was largely sparked by the prospect of a peak in interest rates and the potential for cuts by central banks next year. While the economic optimism that catalyzed returns in developed markets also pervaded emerging market economies, investors continued to discount risks of political instability and mounting geopolitical tensions between China and western countries. The resumption of armed conflict in the Middle East also further heightened tension in that region. China’s market, in particular, lagged as Chinese consumer demand has been slow to recover from post-Covid lockdowns, despite the complete removal of restrictions on activity. This led to lackluster economic growth and underperformance of Chinese stocks compared to other Asian markets. Chinese stocks have also been hampered by risks in the country’s property sector, with highly leveraged developers facing the danger of default due to the overbuilding of residential properties financed by high levels of debt. In addition, the U.S. and other Western countries have recently focused on both restricting China’s access to sensitive technologies and building supply chains that are less reliant on Chinese suppliers, resulting in another headwind to the country’s stock market.
Factor performance in emerging markets was dominated by value factors during the past year, with a variety of valuation metrics, including dividend yields, providing positive returns. In contrast, growth factors have been among the worst performing for the year and were the only factor group to produce significant negative returns. Notably, low volatility also flipped to negative returns during the fourth quarter after producing solid returns earlier in the year.
Prior to the transition to Thrivent’s internal management team, the Portfolio underperformed mainly because of its Chinese exposure, including stock selection within the Consumer Discretionary, Energy, and Financials sectors. The allocation effect also detracted in China because of an underweighting to Financials and an overweighting to Consumer Discretionary.
Since the Systematic Alpha Team took over management of the Portfolio, performance has closely matched the returns of its benchmark index, driven by security selection. Across economic sectors, the Portfolio had a positive contribution from stock selection in Financials, Communication
Services, and Utilities, while other sectors had returns close to the benchmark. By country, the Portfolio benefited from favorable stock selection results in China and India but lost relative performance in South Korea. On a factor level, exposure to value factors added the most value to the
Portfolio’s returns, while growth and momentum exposures detracted, reflecting the overall performance of quantitative factors in the emerging market universe.
The Portfolio uses equity index futures to manage cash flows and adjust market exposure, which had a small positive impact on performance.
What is your outlook?
With near certainty that the cycle of global interest rate increases has ended, our outlook regarding the impact of rates on the markets has shifted recently. If the expected cuts to global interest rates materialize, that would likely stimulate performance in lower quality, more highly leveraged stocks. This expectation likely drove the rally in those stocks during the fourth quarter of 2023. However, if rate cuts prove smaller or later than the market expects, those gains are likely to reverse.
We use quantitative factors to model stock returns across the regions where the Portfolio invests. Through our factor investing process, we seek to maintain a diverse set of exposures to factors that have historically been shown to forecast future stock returns. In Asia, momentum factors have been most effective, both in price momentum and earnings momentum, such as increasing analyst revisions. Outside Asia, we have a greater focus on value factors, while momentum is also effective in combination with valuation. Among these factors, we also assess the valuation characteristics of the factors themselves for opportunities to increase or decrease exposures. In Asia, we continue to see more attractive valuations for growth, higher quality, and momentum factors following underperformance of many of those factors, while low volatility appears less attractive currently. In other emerging market countries, momentum and analyst earnings revisions are currently showing attractive valuations, while quality and growth factors appear to be richly priced.

Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Preferred Stock 1.0%
Short-Term Investments 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 24.5%
Financials 24.3%
Consumer Discretionary 13.5%
Materials 8.8%
Communications Services 8.7%
Industrials 5.1%
Energy 4.8%
Health Care 3.5%
Consumer Staples 3.3%
Real Estate 1.8%
Top 10 Countries
(% of Net Assets)
India 18.5%
Taiwan 17.7%
Cayman Islands 13.4%
China 11.8%
South Korea 10.9%
Brazil 6.8%
Saudi Arabia 4.0%
Indonesia 2.8%
South Africa 2.2%
United Arab Emirates 2.0%
Investments in securities in these countries
represent 90.1% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
9.13% 3.31% 1.88%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent ESG Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, indexing strategy/index tracking, issuer, large cap, market, mid cap, other funds, and sector. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent ESG Index Portfolio earned a return of 28.19%, compared with the average return of its peer group, the Morningstar Large Blend category, of 23.77%. The Portfolio’s market benchmark, the MSCI KLD 400 Social Index, earned a return of 28.63%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI KLD 400 Social Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
After a difficult 2022, U.S. stocks staged a comeback in 2023, soaring to 26.29% (S&P 500®) driven by cooling inflation, easing fears of recession, and renewed optimism for technology and growth stocks. The S&P 500® had a return above 25% for the third time in the past five years. The Technology sector led the charge with a 57% gain, while the Nasdaq Composite and Dow Jones Industrial Average followed suit with impressive rallies of their own. The year ended with improving investor sentiment due in part to the prospect of Federal
Reserve rate cuts in 2024.
What is your outlook?
Although the market ended 2023 on a positive note, several factors are weighing on investor sentiment in 2024. A potential economic slowdown could prove to be a drag on equity markets, but easing inflation may pave the way for earlier-than-expected rate cuts. If rate cuts happen and the economy avoids recession, we could find ourselves in another strong market. However, delayed action or a resurgence of inflation could provide for a volatile market backdrop in 2024. Additionally, U.S. elections and ongoing conflicts in both
Ukraine and the Middle East could add to overall market uncertainty.

Portfolio Composition
(% of Portfolio)
Common Stock 93.3%
Registered Investments
Companies 5.9%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 31.4%
Financials 11.4%
Health Care 9.8%
Consumer Discretionary 9.5%
Industrials 8.7%
Communications Services 8.3%
Consumer Staples 6.3%
U.S. Unaffiliated Registered
Investment Companies 5.9%
Real Estate 2.9%
Materials 2.6%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 11.1%
iShares MSCI KLD 400 Social ETF 5.9%
NVIDIA Corporation 5.1%
Alphabet, Inc., Class A 3.5%
Alphabet, Inc., Class C 3.1%
Tesla, Inc. 3.0%
Visa, Inc. 1.7%
Mastercard , Inc. 1.5%
Home Depot, Inc. 1.4%
Procter & Gamble Company 1.4%
These securities represent 37.7% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total
Returns
1
As of December 31,
2023
1-Year
From Inception
4/29/2020
28.19% 15.48%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI KLD 400 Social Index is a capitalization weighted index of 400 US securities that provides exposure to companies with outstanding Environ-
mental, Social and Governance ratings.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Global Stock Portfolio

Kurt J. Lauber, CFA, Lauri A. Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, derivatives, emerging markets, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, mid cap, other funds, quantitative investing, and small cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Global Stock Portfolio earned a return of 22.03%, compared with the average return of its peer group, the Morningstar Global
Large-Stock Blend category, of 19.49%. The Portfolio’s market benchmark, the MSCI All Country World Index–USD Net Returns, earned a return of 22.20%.
What factors affected the Portfolio’s performance?
The Portfolio’s approximately 1% to 2% equity overweighting benefited performance, with equities up materially for the year. The Portfolio’s approximately 4% to 5% overweighting to domestic equity added to results because of stronger performance in U.S. markets. However, the Portfolio’s overweighting to small-cap and mid-cap stocks detracted from performance as these segments underperformed large-
cap stocks by a material amount during the period. Managers, in aggregate, outperformed their respective benchmarks, with the largest contribution by far coming from the large-cap growth manager, followed by the international and large-cap value managers.
Underperforming managers included small-cap growth, mid-cap growth, and small-cap value. Among the various market factors, an overweighting to growth added to performance, with growth materially outperforming value.
As part of the management process, we employed several derivative strategies to adjust the Portfolio’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. The Portfolio’s equity exposure was reduced by approximately 1% in early February. In early April, the Portfolio’s domestic and international mix was further tilted to domestic by selling
1% from European equities and adding 1% to U.S. stocks. In mid-September, the Portfolio’s overweighting to equity was decreased to a target of 1%, by selling about 1.5% across both domestic and international equity. Additionally, over the past year, total equity exposure was adjusted several times in the context of rebalancing to tactical targets.
What is your outlook?
In the final months of the reporting period, the Federal Reserve’s (Fed) higher-for-longer rates narrative, labor unrest, political uncertainty, and rapidly rising long-term rates increased investor anxiety and pushed the equity market into a tactically oversold position, before reversing into year-end. Overall, the Portfolio holds a moderate equity overweighting relative to its peer group benchmark and a bias toward adding to that exposure in the event of market weakness. However, looking into 2024, we remain cautious because the Fed’s tightening to date may continue to constrain the U.S. economy.
Within equity, the Portfolio remains underweighted in international overall—primarily in Europe and emerging markets—because globalization has likely peaked, Europe is more at risk of recession than other regions, and international economies face more demographic and structural headwinds. Domestically, we see a higher degree of innovation and a more favorable regulatory climate for businesses. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500 give back some of their significant year-to-date gains; however, this possibility is not compelling enough for us to reduce the Portfolio’s international underweighting at this time. Eurozone economic data remains weak, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than earlier this year from a valuation and technical perspective. However, over the long term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.

Portfolio Composition
(% of Portfolio)
Common Stock 74.7%
Short-Term Investments 19.8%
Registered Investments
Companies 5.5%
Preferred Stock < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 12.9%
Financials 12.6%
Industrials 10.4%
Health Care 10.2%
Consumer Discretionary 8.4%
Communications Services 4.7%
U.S. Affiliated Registered
Investment Companies 4.6%
Consumer Staples 4.5%
Energy 4.1%
Materials 3.8%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.6%
Microsoft Corporation 2.1%
Thrivent Core Small Cap Value Fund 2.1%
Alphabet, Inc., Class C 1.4%
Amazon.com, Inc. 1.3%
NVIDIA Corporation 1.0%
Meta Platforms, Inc. 1.0%
QUALCOMM, Inc. 0.7%
Novartis AG 0.7%
SPDR S&P 500 ETF Trust 0.7%
These securities represent 13.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quotes Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
22.03% 11.07% 7.95%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Government Bond Portfolio

Kent L. White, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, interest rate, derivatives, inflation-linked security, investment adviser, liquidity, market, portfolio turnover rate, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Government Bond Portfolio earned a return of 4.38%, compared with the average return of its peer group, the Morningstar
Intermediate Government category, of 4.25%. The Portfolio’s market benchmarks, the Bloomberg U.S. Agency Index and the Bloomberg
U.S. Treasury Index, earned returns of 5.13% and 4.05%, respectively.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. Fed policymakers increased the federal funds target rate four additional times during the period to the
5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled markets. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in December with forecasts for at least three quarter-point rate cuts in 2024. As a result, interest rates, which had risen significantly during much of 2023, fell sharply in the final two months of the period. The yield on the 10-year Treasury, which had almost reached 5% in October, ended the year unchanged from where it started at 3.88%. Likewise, 30-year Treasury yields, which had surpassed 5% during the period, ended at
4.03%, which was only six basis points higher than where they started the year. Volatility remained elevated across U.S. capital markets as investors fretted over the Fed’s next steps and the impact of tighter lending conditions on the economy. At year-end, the Treasury yield curve remained inverted with shorter maturities yielding more than longer maturities, which has historically signaled a coming recession.
The Portfolio’s interest rate positioning contributed to its outperformance versus its Morningstar peer group. We began to shift the Portfolio to a longer duration and away from its flatter yield curve bias midway through the period. This positioning initially caused the Portfolio to underperform as Treasury yields surged higher and bond prices dropped following sticky inflation prints and the Fed’s higher-for-longer rates narrative in September. However, this was soon followed by a dramatic decline in yields across the curve through the end of the year, and the Portfolio was well-positioned to benefit. On the other hand, the Portfolio’s performance was negatively impacted by its increased allocation to agency mortgage-backed securities (MBS). The Portfolio began the period with a significant underweighting to the sector, which was beneficial last year as mortgage rates rose dramatically and fewer homeowners refinanced, which caused the durations of agency MBS to meaningfully extend. Based on more attractive valuations in the sector, we began shifting to an overweighting in agency
MBS exposure early in the period. However, the segment was negatively impacted by technical factors in March as regional banking turmoil ignited Treasury market volatility and led banks to sell agency MBS, which weighed on the segment. On the positive side, the
Portfolio benefited from its allocation to agency commercial mortgage-backed securities (CMBS), which remains overweighted relative to the MBS sector.
What is your outlook?
While the U.S. economy has begun to show some signs of slowing, it has not yet felt the full impact of higher interest rates and tighter lending standards. With the Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus to supporting economic growth as inflation has shown some signs of easing. We expect the Fed to hold rates steady at the beginning of 2024 but begin to cut rates in the second or third quarter as the economy slows and inflation continues to decline. Our current outlook calls for 75 basis points of rate cuts in 2024 and a moderate decline in economic activity. We are not currently expecting the U.S. economy to enter a recession, but if it does, we expect it to be a fairly mild one.
The Portfolio ended the period with lower overall nominal Treasury and government-related exposure at around 30% of net assets. We eliminated exposure to Treasury Inflation Protected Securities (TIPS), which have a less favorable outlook versus a year ago as inflation continues to trend lower. In exchange, we’ve increased the Portfolio’s securitized exposure in areas where valuations are relatively more attractive, particularly in the agency MBS sector, which ended the period around 55% of the portfolio. Within the Portfolio’s approximately
5% exposure to asset-backed securities (ABS), we’ve shifted out of some lower-quality, consumer-related names that may be more vulnerable in a slowing or recessionary environment. We have maintained agency CMBS exposure at around 10% and believe the segment continues to offer good long-term value and helps diversify the Portfolio’s asset mix. With yields likely to come down in the coming year, particularly at the short end of the Treasury yield curve, we will continue to maintain the Portfolio’s longer duration profile and steeper yield curve bias, using Treasury futures to increase exposure at the front end of the curve. We continue to position the Portfolio as a conservative, defensive investment vehicle that could help investors weather an economic downturn or potential recession.

Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 39.8%
U.S. Government & Agencies 33.2%
Collateralized Mortgage
Obligations 14.1%
Asset-Backed Securities 5.6%
Commercial Mortgage-
Backed Securities 5.4%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 8.7%
U.S. Treasury Notes 5.4%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 5.0%
U.S. Treasury Notes 4.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.5%
U.S. Treasury Notes 2.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.9%
U.S. Treasury Notes 1.8%
These securities represent 36.2% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
4.38% 0.90% 1.63%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
** The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury Bond market.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Healthcare Portfolio

David E. Heupel, CFA, Portfolio Manager
Thrivent Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Healthcare Portfolio involves risks including healthcare industry, market, equity security, emerging markets, foreign currency, foreign securities, investment adviser, issuer, mid cap, and small cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Healthcare Portfolio earned a return of 4.14%, compared with the average return of its peer group, the Morningstar Health category, of 3.92%. The Portfolio’s market benchmark, the S&P Composite 1500 Health Care Index, earned a return of 1.92%.
What factors affected the Portfolio’s performance?
Thrivent Healthcare Portfolio outperformed versus the S&P Composite 1500 Health Care Index and the Morningstar Health category driven by stock selection. Within the Health Care sector, the Portfolio’s investments in the pharmaceutical and biotechnology segments provided the greatest contribution. The emergence of new pharmaceutical treatments for obesity had broad-reaching impacts on stock performance, and the Portfolio’s ownership of Novo Nordisk, one of the pioneers of these new drugs, was a key contributor to its outperformance. Novo’s obesity drug, Wegovy®, experienced impressive demand during the year and produced strong clinical outcomes data, validating the potential benefits of the drug. The Portfolio’s investment in Zoetis, the leading global animal health company with products for both companion animals and livestock, posted strong returns driven by product innovation and improved operating performance. Consumers continue to prioritize spending on the health of their companion animals, and Zoetis has a broad base of products ranging from preventative medicines to treatments for diseases that impact dogs and cats. Elsewhere, the medical equipment segment rebounded from a challenging prior year of COVID and staffing disruption. The Portfolio’s ownership of Intuitive Surgical experienced a rebound in both procedures and robotic system placements.
What is your outlook?
Despite expectations for a recession, the U.S. economy has been very resilient. Signs of moderating inflation and the potential for interest rate cuts by the Federal Reserve are favorable for consumers. We expect the presidential election later this year will increase the rhetoric surrounding certain areas of the Health Care sector. Our investment focus is centered on identifying companies with strong operating performance, competing in attractive end markets, and successfully developing innovation in products and services that can improve outcomes for patients and do so at an economically advantageous price.

Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Pharmaceuticals 29.9%
Health Care Equipment 18.6%
Biotechnology 15.2%
Managed Health Care 14.4%
Life Sciences Tools & Services 10.6%
Health Care Services 4.9%
Health Care Facilities 2.5%
Health Care Distributors 1.7%
Health Care Supplies 1.7%
Consumer Staples 0.4%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 9.2%
Johnson & Johnson 8.1%
Eli Lilly & Company 7.3%
Merck & Company, Inc. 5.9%
AbbVie, Inc. 4.3%
Abbott Laboratories 4.2%
Danaher Corporation 4.0%
Gilead Sciences, Inc. 3.3%
Intuitive Surgical, Inc. 3.1%
Pfizer, Inc. 3.1%
These securities represent 52.5% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
4.14% 10.64% 8.88%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500 Health Care Index is composed of those companies included in the S&P Composite 1500® Index that are classified as mem-
bers of the GICS® health care sector.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, and Paul S. Tommerdahl, CFA, Portfolio Co-Managers
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible securities, derivatives, foreign securities, investment adviser, leveraged loan, liquidity, market, and prepayment. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent High Yield Portfolio earned a return of 11.85%, compared with the median return of its peer group, the Morningstar High Yield
Bond category, of 11.86%. The Portfolio’s market benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, earned a return of
13.45%.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. Fed policymakers increased the federal funds target rate four additional times during the period to the 5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled investors. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in
December, with forecasts for at least three quarter-point rate cuts in 2024. As a result, interest rates, which had risen significantly during much of 2023, rallied sharply in the final two months of the period.
Despite bouts of volatility, particularly during the regional banking crisis in March, the high-yield segment remained very resilient, with credit spreads ending the period 146 basis points tighter at 323 basis points over Treasuries. Indeed, the sector was the top-performing asset class in the fixed-income market in 2023. Despite these strong results, demand for high-yield bonds ebbed as the retail high-yield market experienced outflows of $7.9 billion from mutual funds and exchange-traded funds (ETFs) in 2023. However, high-yield bond issuance, while still below long-term averages, recovered somewhat from last year’s very low level of $95 billion. New issuance in 2023 has totaled $176 billion, with secured bonds representing around half of the new supply. While the sector’s default rate rose from below 2% to about 4.5% over the period, the high-yield market and spreads held up surprisingly well. (Source: Moody’s Investors Service trailing U.S.
dollar-weighted 12-month default rate.)
Within the Bloomberg benchmark, the riskier, lower-rated CCC-rated segment performed best with a 19.84% return. BB-rated bonds returned 11.60%, underperforming both single Bs and CCCs. With the backdrop of a relatively strong U.S. economy, more cyclical sectors outperformed including building materials, home construction, financial companies, and consumer cyclicals. The worst-performing industries within the high-yield market included real estate, airlines, and electric.
The Portfolio’s main detractor was its higher quality, more defensive positioning versus both its peer group and index, particularly an approximately 3% underweighting in the CCC-rated bucket. In terms of industries, an underweighting in banking and finance hurt results as both snapped back following March’s regional banking crisis. Also, an underweighting in Health Care hindered results because of the strong performance of this sector over the period. Versus the index, which is composed of all high-yield bonds, the Portfolio’s 5% exposure in BBB-rated bonds and 1 – 2% cash position detracted. Conversely, the Portfolio’s approximately 4% exposure in leveraged loans during the period contributed. This segment continued to outperform because the securities have floating-rate coupons that reset every quarter in tandem with rising rates. Also, the Portfolio’s modest underweighting to the poorly performing cable sector contributed. In addition, the Portfolio benefited from increased exposure to the outperforming oilfield services industry during the year. We re-established a short position in the credit default swap index (CDX) to hedge exposure to the high-yield market in the event of spread widening, which had a negative impact on performance.
What is your outlook?
Resilient growth, moderating inflation, and the prospect for earlier and more aggressive Fed easing should continue to support the high-
yield market heading into 2024. However, with high-yield spreads (the additional yield over risk-free Treasuries) near their lowest levels of the last decade, much of this good news has already been accounted for by the market. We do not believe the U.S. economy has felt the full impact of higher interest rates and tighter lending standards, which will put pressure on high-yield market fundamentals. That said, the high-yield market remains better positioned to withstand economic stress because of its much higher-quality profile over the past 15 years and the recent shift toward more issuance of secured bonds. High-yield spreads held up better than expected this past year and appear rich according to our models. The Portfolio remains more defensively positioned with underweightings in CCC-rated securities and more cyclical industries, which could come under pressure if the economy slows. We are looking to take advantage of adding higher-
yielding opportunities as they present themselves during market corrections. The Portfolio maintains overweightings to Energy, particularly oilfield services, and more stable industries such as food and beverage. We continue to reduce leveraged loan exposure because these securities look less attractive as the Fed has finished its tightening campaign. We are maintaining the Portfolio’s neutral duration versus its peers.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.2%
Energy 13.1%
Consumer Non-Cyclical 12.5%
Communications Services 12.2%
Capital Goods 12.1%
Financials 8.1%
Basic Materials 6.0%
Technology 5.5%
U.S. Unaffiliated Registered
Investment Companies 3.9%
Utilities 2.8%
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg High Yield Bond ETF 3.6%
Herc Holdings, Inc. 0.6%
H&E Equipment Services, Inc. 0.6%
SS&C Technologies, Inc. 0.5%
Tenet Healthcare Corporation 0.5%
1011778 B.C., ULC/New Red Finance,
Inc. 0.5%
Gray Escrow II, Inc. 0.5%
GFL Environmental, Inc. 0.5%
Teva Pharmaceutical Finance
Netherlands III BV 0.5%
EQM Midstream Partners, LP 0.5%
These securities represent 8.3% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
11.85% 4.26% 3.66%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Income Portfolio

Kent L. White, CFA, and Cortney L. Swensen, CFA, Portfolio Co-Managers
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, derivatives, emerging markets, financial sector, foreign securities, government securities, investment adviser, issuer, liquidity, market, and mortgage-backed and other asset-backed securities. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Income Portfolio earned a return of 9.30%, compared with the average return of its peer group, the Morningstar Corporate Bond category, of 8.43%. The Portfolio’s market benchmark, the Bloomberg U.S. Corporate Bond Index, earned a return of 8.52%.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. Fed policymakers increased the federal funds target rate four additional times during the period to the
5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled markets. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in December with forecasts for at least three quarter-point rate cuts in 2024. As a result, interest rates, which had risen significantly during much of 2023, reacted sharply in the final two months of the period. The yield on the two-year Treasury, which reached as high as 5.19% in October, ended the year down 18 basis points to 4.23%, while the 10-year Treasury yield ended the period exactly where it began at 3.88%.
Volatility remained elevated across U.S. capital markets as investors fretted over the Fed’s next steps and the impact of tighter lending conditions on the economy. Corporate spreads were volatile but held up surprisingly well despite an increase in default rates, as the U.S.
economy and consumers remained resilient. Both investment-grade and high-yield credit spreads ended the period tighter, with high yield decreasing from 459 basis points over Treasuries to 323 basis points by the period end, while investment-grade spreads narrowed from
132 basis points over Treasuries to 99 basis points. Money continued to flow out of risk assets, while corporate bond issuance recovered somewhat from 2022’s extremely low level.
The primary factor that drove the Portfolio’s outperformance versus its Morningstar peers and Bloomberg benchmark was its interest rate positioning. Heading into this reporting period, we didn’t believe the Fed would be shifting to rate cuts in 2023 since inflation was still elevated, and the labor market and consumer remained strong. Therefore, we maintained the Portfolio’s shorter duration and positioning for a flatter yield curve, which helped performance by buffering the portfolio from the drop in bond prices as rates continued to rise across the yield curve, particularly at the short end. We used Treasury futures during the period to help maintain the Portfolio’s duration and yield curve positioning. The Portfolio also benefited from security selection in investment-grade credit. During the regional banking turmoil in
March, we took advantage of the dislocation among banks and added positions at attractive valuations that subsequently performed well.
However, the Portfolio did own a small position in Credit Suisse Additional Tier 1 (AT1) securities that were unexpectedly written down to zero by Swiss regulators as part of the company’s rescue merger with UBS in March. Within securitized, an approximately 3% weighting in collateralized loan obligations (CLOs), which are floating-rate securities that adjust along with rates, contributed as these securities recovered during the risk-on rally from the prior year’s underperformance.
What is your outlook?
While the U.S. economy has begun to show some signs of slowing, it has not yet felt the full impact of higher rates and tighter lending standards. With the Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus toward supporting economic growth as inflation has shown some signs of easing. We expect the Fed to hold rates steady at the beginning of 2024 but begin to cut rates in the second or third quarter as the economy slows and inflation continues to decline. Our current outlook calls for 75 basis points of rate cuts in 2024 and a moderate decline in economic activity. We are not currently expecting the economy to enter a recession; however, if it does, we expect it to be a fairly mild one.
With valuations in the corporate bond market slightly unattractive, the Portfolio is positioned somewhat defensively in terms of credit risk.
We will wait for better opportunities to add risk to the Portfolio and are keeping some dry powder available in the form of Treasuries (4%)
and cash (3%). We’ve also recently increased agency mortgage-backed securities (MBS) exposure to around 2% as relative valuations have looked more attractive and the segment provides liquidity and attractive yields. Investment-grade credit exposure increased over the period to about 83% of the Portfolio, while high-yield corporate exposure fell to less than 6% mostly due to rising stars, which are high-
yield bonds upgraded to investment grade. We also continued to use short positions in the credit default swap index (CDX) to help hedge exposure to the high-yield market throughout the year. We continue to find attractive opportunities in the Financials sector, particularly among large, high-quality banks but remain cautious regarding more consumer-sensitive areas. With the Fed at the end of its rate-hiking cycle, we are lengthening duration and positioning the Portfolio to benefit from a steeper yield curve.

Major Market Sectors
(% of Net Assets)
Financials 35.2%
Consumer Non-Cyclical 10.5%
Communications Services 7.9%
Consumer Cyclical 7.7%
Utilities 7.5%
Energy 5.6%
Technology 5.2%
Capital Goods 5.0%
U.S. Government & Agencies 5.0%
Transportation 2.3%
Top 10 Holdings
(% of Net Assets)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.7%
U.S. Treasury Bonds 1.5%
U.S. Treasury Bonds 0.8%
UBS Group AG 0.7%
U.S. Treasury Notes 0.7%
Boeing Company 0.7%
Sprint Capital Corporation 0.6%
Cheniere Energy Partners, LP 0.5%
Goldman Sachs Group, Inc. 0.5%
U.S. Treasury Notes 0.5%
These securities represent 8.2% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
9.30% 3.04% 3.09%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent International Allocation Portfolio

Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers*
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, derivatives, emerging markets, foreign currency, growth investing, investment adviser, issuer, large cap, market, mid cap, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective November 1, 2023, Nick Cai, CFA, FRM, CAIA, no longer serves as portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent International Allocation Portfolio earned a return of 18.11%, compared with the average return of its peer group, the Morningstar
Foreign Large Blend category, of 16.66%. The Portfolio’s market benchmark, the MSCI All Country World Index ex-USA–USD Net Returns,
earned a return of 15.62%.
What factors affected the Portfolio’s performance?
In developed international markets, the European Central Bank followed the U.S. Federal Reserve’s footsteps by increasing short-term rates, but further increases are not expected in 2024. Economic growth and stock markets in Europe were relatively weak, however, and
Europe appears to be in more immediate danger of potentially falling into recession in the coming year. Corporate earnings growth has also been slower than in the U.S., with expectations for around 0% growth in 2024. As a result, markets anticipate that rates in Europe have already peaked and will likely fall in the coming year to support growth as inflation has abated. The faster pace of rate increases in Europe also helped support a rise in both the euro and the British pound relative to the U.S. dollar, which provided a boost to returns for U.S.-based investors in European equities. In Japan, decades of deflation have been the biggest concern of the central bank, so a return to a positive inflation rate has been a welcome sign for the economy and market. Interest rates have begun to rise, albeit at a much slower pace than in the U.S. or Europe. As a result, the Japanese yen has weakened against other major currencies, hitting its lowest level versus the U.S. dollar since the early 1990s. Late in the year, the yen approached levels where the Japanese government had previously intervened to support its value, historically a headwind for foreign investors in Japanese equities, before recovering some strength to close the year. Over the period, financial stocks led the Japanese stock market as investors anticipated that the potential for even higher rates would support the profitability of lenders.
In emerging markets, China has continued to be the focus of investors and economists. Chinese consumer demand has been slow to recover from pandemic lockdowns, despite the complete removal of restrictions on activity. This has led to lackluster economic growth and underperformance of Chinese stocks compared to other Asian markets. Chinese stocks have also been hampered by risks in the country’s property sector, with highly leveraged developers facing the danger of default due to the overbuilding of residential properties financed by high levels of debt. In addition, the U.S. and other Western countries have recently focused on both restricting China’s access to sensitive technologies and building supply chains that are less reliant on Chinese suppliers, resulting in another headwind to China’s stock market.
Meanwhile, Asian markets outside of China and emerging European markets benefited from this near-shoring dynamic, as Western nations sought to increase economic ties with countries that are closer both geographically and politically. By contrast, rising political instability in much of Latin America held back stock market returns in that region. In Middle Eastern markets, producers were forced to cut oil output to maintain prices, which led to some volatility and lower overall returns in the region.
The Portfolio is managed as an allocation product with distinct strategies in developed market large-cap stocks, developed market small-
cap stocks, and emerging market stocks. The Portfolio’s underperformance relative to its benchmark was due to the allocations among these strategies, while each of the individual strategies outperformed its specific benchmark. The Portfolio had a greater allocation to the small-cap strategy than the weighting of small-cap stocks in the benchmark; therefore, the relative underperformance of small-cap versus large-cap stocks hurt its performance for the year. Across all the individual strategies, we employ a quantitative stock selection model based on factors shown to help forecast returns. Value factors were the strongest drivers of returns throughout global markets over the past year. Momentum factors had notably weak returns in emerging markets, where they typically provide consistent outperformance.
The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a small positive impact on performance for the year.
What is your outlook?
In developed markets, we are cautious of recession risk in Europe, where slow economic growth and earnings growth are not expected to improve materially in 2024. In emerging markets, we are cautiously optimistic that China’s economic growth will begin to accelerate and that the market may have found its bottom. In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. In Japan, high-quality factors currently display attractive valuations, while value and yield factors appear expensive compared to historical norms following strong returns recently. In other developed markets, value factors still appear to be attractive, while growth factors look to be expensive. Meanwhile, momentum and quality appear to be favorable over low volatility in emerging markets.

Portfolio Composition
(% of Portfolio)
Common Stock 95.6%
Short-Term Investments 4.1%
Long-Term Fixed Income 0.2%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.3%
Industrials 14.1%
Health Care 12.2%
Consumer Discretionary 11.7%
Information Technology 11.7%
Materials 8.0%
Consumer Staples 6.4%
Energy 5.3%
Communications Services 4.2%
Utilities 2.9%
Top 10 Countries
(% of Net Assets)
Japan 18.2%
United Kingdom 10.5%
Canada 8.5%
Switzerland 6.7%
France 6.5%
Australia 6.2%
Germany 5.6%
Netherlands 4.8%
Italy 3.7%
Spain 3.3%
Investments in securities in these countries
represent 74.0% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sector and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
18.11% 6.69% 3.47%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA – USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent International Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, futures contract, global indexing strategy/index tracking, issuer, large cap, market, and mid cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent International Index Portfolio earned a return of 17.77%, compared with the average return of its peer group, the Morningstar
Foreign Large Blend category, of 16.66%. The Portfolio’s market benchmark, the MSCI EAFE Index, earned a return of 18.24%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the MSCI EAFE Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
After a difficult 2022, international stocks staged a comeback in 2023, soaring to 18.24% (MSCI EAFE) driven by cooling inflation, easing fears of global recession, and renewed optimism for growth. The MSCI EAFE had its highest annual return since 2019 driven by the
Technology and Industrial sectors.
What is your outlook?
Concerns about slowing economic growth, tightening monetary policy, and geopolitical risks may weigh on the minds of international investors in 2024. Potential optimism exists if the global economy can avoid recession in the near term. Regardless, global economies face a headwind in 2024, with many projections suggesting slower economic expansion than we’ve experienced in recent years. Additionally, the ongoing conflicts in the Middle East and Ukraine may add to the uncertainty and dampen overall investor sentiment.

Portfolio Composition
(% of Portfolio)
Common Stock 98.4%
Short-Term Investments 1.3%
Preferred Stock 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.7%
Industrials 16.1%
Health Care 12.6%
Consumer Discretionary 11.6%
Consumer Staples 9.2%
Information Technology 8.4%
Materials 7.7%
Energy 4.3%
Communications Services 4.0%
Utilities 3.4%
Top 10 Countries
(% of Net Assets)
Japan 22.0%
United Kingdom 13.5%
France 10.9%
Switzerland 10.0%
Germany 8.4%
Australia 7.3%
Netherlands 6.0%
Denmark 3.3%
Sweden 3.1%
Spain 2.5%
Investments in securities in these countries
represent 87.0% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
Average Annual Total
Returns
1
As of December 31,
2023
1-Year
From Inception
4/29/2020
17.77% 10.44%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI EAFE Index is an index that represents the performance of large and mid-cap securities across 21 developed markets, including countries in
Europe, Australasia and the Far East, and excluding the U.S. and Canada.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Growth Portfolio

Lauri A. Brunner, and Jaimin Soni, Portfolio Co-Managers
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, foreign securities, investment adviser, issuer, market, non-diversified, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Large Cap Growth earned a return of 47.07%, compared with the average return for its peer group, the Morningstar Large Growth category, of 40.51%. The Portfolio’s market benchmarks, the Russell 1000® Growth Index and the S&P 500 Growth Index, earned returns of 42.68% and 30.03%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s outperformance of its benchmarks and peer group during the reporting period was driven by stock selection. The biggest contributions came from the Communication Services, Industrials, and Information Technology sectors while Financials and Health Care lagged. Within Communication Services, Meta Platforms was the single biggest driver of outperformance as the stock benefited from a combination of cost discipline and revenue acceleration. The company was able to show a balance between investing in near-term growth initiatives like Reels and click-to-message ads, as well as longer-term areas like artificial intelligence (AI) while managing its cost structure by reducing head count. Within Industrials, Uber Technologies was the main driver of outperformance. The company has been able to grow revenues faster than costs, resulting in improved profit margins. Also, the Portfolio had a significant underweighting in the Information
Technology sector because of an underweighted position in Apple, which helped performance. Within Information Technology, Nvidia was the biggest positive contributor. Demand for Nvidia’s semiconductor chips used for AI applications has been very strong, resulting in revenues and profits well above consensus expectations.
PayPal Holdings in the Financials sector was the biggest laggard for the Portfolio. PayPal stock has remained weak as the company undergoes a management transition while facing macro pressures. The company has recently appointed a new CEO and CFO, and we see an opportunity for PayPal to improve its growth in a large addressable market. The Health Care sector also struggled, partly from not owning Eli Lilly, which benefited from strong adoption of its weight loss drugs, and partly from owning Danaher, which continued to face weak demand. Although the Portfolio owns Novo Nordisk, which has also benefited from its weight loss drugs, the gains were not enough to offset headwinds.
What is your outlook?
Going forward, we believe investors will favor large-cap growth companies with strong organic growth opportunities, large and/or expanding target addressable markets, and operating initiatives that reflect data-driven insights to serve their end markets. Over the past
12 months, we have trimmed positions that have outperformed and continue to look for opportunities in names where we see long-term growth prospects. Our investment process continues along the same path with ongoing refinements. We view our meetings with large-cap analysts as crucial to our process of researching existing names for operating developments and considering new names to add to the
Portfolio. In terms of refinements, we have added rigor to our risk management process by including weekly reviews of Portfolio positioning based on quantitative factors. Our commitment to adjust position sizes based on a company’s execution of near-term and long-term key performance indicators remains unchanged.

Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 2.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 34.8%
Consumer Discretionary 15.3%
Health Care 13.4%
Communications Services 10.7%
Financials 8.6%
Industrials 7.2%
Consumer Staples 3.1%
Energy 2.3%
Materials 1.2%
Real Estate 1.1%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.4%
Amazon.com, Inc. 7.5%
Alphabet, Inc., Class C 6.5%
NVIDIA Corporation 5.6%
Meta Platforms, Inc. 3.7%
Apple, Inc. 3.6%
Tesla, Inc. 2.7%
ServiceNow, Inc. 2.4%
Home Depot, Inc. 2.4%
UnitedHealth Group, Inc. 2.3%
These securities represent 47.1% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
47.07% 17.98% 13.82%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the index.
** The S&P 500 Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500® Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, futures contract, indexing strategy/
index tracking, issuer, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Large Cap Index Portfolio earned a return of 26.01%, compared with the average return for its peer group, the Morningstar Large
Blend category, of 23.77%. The Portfolio’s market benchmark, the S&P 500® Index, earned a return of 26.29%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P 500® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
After a difficult 2022, U.S. stocks staged a comeback in 2023, soaring to 26.29% (S&P 500®) driven by cooling inflation, easing fears of recession, and renewed optimism for technology and growth stocks. The S&P 500® had a return above 25% for the third time in the past five years. The Technology sector led the charge with a 57% gain, while the Nasdaq Composite and Dow Jones Industrial Average followed suit with impressive rallies of their own. The year ended with improving investor sentiment due in part to the prospect of Federal
Reserve rate cuts in 2024.
What is your outlook?
Although the market ended 2023 on a positive note, several factors are weighing on investor sentiment in 2024. A potential economic slowdown could prove to be a drag on equity markets, but easing inflation may pave the way for earlier-than-expected rate cuts. If rate cuts happen and the economy avoids recession, we could find ourselves in another strong market. However, delayed action or a resurgence of inflation could provide for a volatile market backdrop in 2024. Additionally, U.S. elections and ongoing conflicts in both
Ukraine and the Middle East could add to overall market uncertainty.

Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.8%
Financials 12.9%
Health Care 12.6%
Consumer Discretionary 10.8%
Industrials 8.8%
Communications Services 8.6%
Consumer Staples 6.1%
Energy 3.9%
Real Estate 2.5%
Materials 2.4%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 7.0%
Microsoft Corporation 7.0%
Amazon.com, Inc. 3.4%
NVIDIA Corporation 3.0%
Alphabet, Inc., Class A 2.1%
Meta Platforms, Inc. 2.0%
Alphabet, Inc., Class C 1.7%
Tesla, Inc. 1.7%
Berkshire Hathaway, Inc. 1.6%
J.P. Morgan Chase & Company 1.2%
These securities represent 30.7% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
26.01% 15.41% 11.73%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent. The product is not sponsored, endorsed or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, foreign securities, investment adviser, issuer, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Large Cap Value Portfolio earned a return of 12.87%, compared with the average return of its peer group, the Morningstar Large
Value category, of 10.78%. The Portfolio’s market benchmarks, the Russell 1000® Value Index and the S&P 500 Value Index, earned returns of 11.46% and 22.23%, respectively.
What factors affected the Portfolio’s performance?
Positive stock selection drove outperformance over the year relative to the Morningstar Large Value peer group and the Russell 1000®
Value Index, while allocation detracted. In the Communication Services sector, the Portfolio’s overweighting in Alphabet and Meta
Platforms represented the largest stock selection gains. We purchased Meta for the first time last year when the stock was under pressure due to weak digital advertising spending that resulted from changes Apple made to data tracking rules for its users. We liked the company’s attractive free cash flow yield and anticipated an algorithm fix by Meta that would eventually lead to a recovery in ad spend. We also added to Alphabet following concerns about increased competitive pressures in the search area from Microsoft’s launch of its artificial intelligence (AI) ChatGPT product because Google is a leader in generative AI and could also benefit.
Stock selection was also strong in the Utilities, Consumer Discretionary, and Consumer Staple sectors. In Utilities, Constellation Energy drove the outperformance as its nuclear utilities are benefiting from higher power prices with the closing of carbon-based plants. The company could also potentially benefit from the consolidation of nuclear assets. Favorable results in Consumer Discretionary were driven by D.R. Horton, which reported better-than-expected operating performance in the face of difficult housing trends, and Booking Holdings, which benefited from strong international travel and market share gains in travel reservations. In Consumer Staples, Lamb Weston benefited from better pricing and cost controls in the french fry market, especially relative to the poor price-to-cost metrics among other packaged foods companies not owned by the Portfolio. Also, Coty benefited from the favorable execution of the company’s turnaround strategy for its beauty and skincare products.
Security selection in Financials detracted during the period including positions in PayPal and Fidelity National Information Services, which have been sold. The Portfolio also exited Equitable and Truist Financial, added Allstate, and increased exposure to Wells Fargo, Comerica,
MetLife, and Charles Schwab, which have been beneficial.
The most significant detractor in terms of allocation was the Portfolio’s underweighting in the Information Technology sector. Within the sector, stock selection also detracted in the semiconductor industry.
What is your outlook?
The resilience of the U.S. economy in the face of one of the most aggressive Federal Reserve (Fed) tightening campaigns in history has left investors wondering if policymakers could somehow pull off an economic “soft landing.” Although it is a possibility, and data points on inflation and Fed commentary during the fourth quarter further heightened expectations, investors haven’t completely forgotten that this is the same Fed that called inflation “transitory” not too long ago. As we noted in our outlook last year, this COVID-led recession and recovery looks very different from the previous Great Recession. Consumer and enterprise balance sheets were in much better positions at the start, while economic demand, although slowing, has remained far more resilient than expected. The combination of near 0% rates, massive quantitative easing, and similarly aggressive fiscal policy has had a far more lasting impact on the U.S. economy to date than most had forecasted. Today, employment remains robust, inflation continues to trend lower, and some fiscal stimulus like the Inflation Reduction
Act remains in front of us, while China continues to step up its own stimulus plans. However, these favorable factors are countered by a federal funds rate that now stands at 5.25% – 5.50%, a 10-year Treasury yield that is still higher than a year ago, and a U.S. savings rate that is now below pre-pandemic levels. As a result, the market continues to vacillate between the different outcome scenarios for the U.S. economy. That said, our Large Cap Value Portfolio team looks to take advantage of this dislocation and confusion through our stock selection process that focuses on ranking companies based on valuation, operating performance, and catalysts. For example, an inventory buildup from supply chains reopening combined with a consumer shift to services consumption recently led to a freight recession, which allowed the Portfolio to add exposure in this area. The Portfolio remains overweighted in attractively valued stocks and focused on companies that can improve returns above those already priced into their stock.

Portfolio Composition
(% of Portfolio)
Common Stock 98.8%
Short-Term Investments 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 21.2%
Health Care 14.0%
Industrials 12.6%
Energy 9.0%
Information Technology 8.8%
Consumer Staples 8.1%
Communications Services 7.5%
Consumer Discretionary 6.3%
Utilities 4.1%
Materials 4.1%
Top 10 Holdings
(% of Net Assets)
Wells Fargo & Company 2.6%
J.P. Morgan Chase & Company 2.4%
QUALCOMM, Inc. 2.2%
Samsung Electronics Company, Ltd. 2.1%
Philip Morris International, Inc. 1.9%
Lowe's Companies, Inc. 1.9%
ConocoPhillips 1.9%
Bank of America Corporation 1.9%
Verizon Communications, Inc. 1.9%
Merck & Company, Inc. 1.8%
These securities represent 20.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
12.87% 13.03% 9.36%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 1000
®
Value Index measures the performance of large cap value stocks.
** The S&P 500 Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong value characteristics.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Limited Maturity Bond Portfolio

Jon-Paul (JP) Gagne, and Cortney L. Swensen, CFA, Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, credit, futures contract, high yield, interest rate, investment adviser, issuer, liquidity, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Limited Maturity Bond Portfolio earned a return of 6.39%, compared with the average return of its peer group, the Morningstar
Short-Term Bond category, of 5.39%. The Portfolio’s market benchmark, the Bloomberg Government/Credit 1-3 Year Bond Index, earned a return of 4.61%.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. Fed policymakers increased the federal funds target rate four additional times during the period to the
5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled markets. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in December with forecasts for at least three quarter-point rate cuts in 2024. As a result, interest rates, which had risen significantly during much of
2023, rallied sharply in the final two months of the period. The yield on the two-year Treasury, which reached as high as 5.19% in October, ended the year down 18 basis points to 4.23%, while the five-year Treasury yield ended 15 basis points lower at 3.84%. Volatility remained elevated across U.S. capital markets as investors fretted over the Fed’s next steps and the impact of tighter lending conditions on the economy. In the one- to three-year corporate segment, credit spreads fluctuated from a high of 132 basis points over Treasuries to a low of 61 basis points, but ultimately ended the year five basis points tighter at 67 basis points over Treasuries. Money continued to flow out of risk assets, while investment-grade corporate bond issuance was basically in line with 2022’s low level.
The Portfolio’s overweighting to risk assets was the biggest performance contributor versus its Morningstar peers and the Bloomberg benchmark during the period, particularly in the securitized segment. Following significant spread widening among securitized asset classes last year, most areas recovered in 2023 as the U.S. economy, housing market, and consumers remained relatively resilient.
Within securitized, the Portfolio benefited from its approximately 6% exposure to collateralized loan obligations (CLOs), which are floating-rate securities that adjust along with rates, and approximately 13% weighting in nonagency collateralized mortgage obligations
(CMOs). In comparison, the Bloomberg benchmark has a much higher-quality profile with approximately 77% in Treasuries and other government-related securities, 23% in investment-grade corporates, and no securitized asset exposure. In the corporate segment, the
Portfolio also benefited from security selection in the Financials sector. During the regional banking turmoil in March, we took advantage of the dislocation among financials and added exposure that subsequently performed well. However, the Portfolio did own a very small position in Credit Suisse Additional Tier 1 (AT-1) securities that were unexpectedly written down to zero by Swiss regulators as part of the company’s rescue merger with UBS in March. In addition, the Portfolio had an overweighting in floating-rate securities versus its peers, which benefited performance as rates continued to rise. Conversely, the Portfolio’s underweighting to real estate investment trusts (REITs)
versus its peers detracted as spreads in the segment recovered somewhat from last year’s wide levels. Over the first few months of the period, we positioned the Portfolio for a flatter yield curve by shorting two-year Treasury futures but eliminated all derivatives usage by the end of March. Over the full period, duration and yield curve positioning had little impact on the Portfolio’s performance.
What is your outlook?
While the U.S. economy has slowed, it has not yet felt the full impact of higher interest rates and tighter lending standards. With the
Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus away from lowering inflation and toward boosting economic growth. We expect the Fed to hold rates steady at the beginning of 2024 but begin to cut rates as the economy slows and inflation continues to decline. Our current outlook calls for lower rates by the end of 2024 and a bumpy landing for the U.S. economy but not a severe recession.
Therefore, we continue to position the securitized and corporate segments more defensively, while maintaining a Treasury underweighting of less than 8% of the Portfolio for the time being. While corporate exposure increased to nearly 65% of the Portfolio, we added mostly
A-rated and BBB-rated securities. High-yield corporate exposure continued to fall to less than 3% of the Portfolio mostly due to rising stars, which are bonds upgraded to investment grade. We don’t anticipate adding high-yield exposure in the near term since spreads tightened so much this past year. In securitized exposure, we shortened spread duration by around a year, reduced CLO and agency mortgage-backed securities (MBS) exposure to less than 5% and 1%, respectively, and eliminated nonagency commercial mortgage-
backed securities (CMBS). In the asset-backed securities (ABS) segment, we are shifting out of esoteric consumer and unsecured bonds and adding AAA-rated securities, which are more liquid in the event of market stress. With the Fed at the end of its tightening cycle, we continue to reduce the Portfolio’s floating-rate exposure and shift its duration and yield curve exposure to a more neutral stance. The
Portfolio’s goal continues to be to provide investors with a yield advantage over its peer group with less volatility.

Major Market Sectors
(% of Net Assets)
Financials 31.2%
Asset-Backed Securities 17.1%
Collateralized Mortgage
Obligations 9.3%
U.S. Government & Agencies 8.5%
Consumer Non-Cyclical 6.2%
Consumer Cyclical 5.5%
Energy 4.8%
Utilities 4.1%
Technology 2.9%
Communications Services 2.6%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 5.8%
U.S. Treasury Notes 1.1%
U.S. Treasury Notes 0.9%
Sound Point CLO XIV, Ltd. 0.7%
Genesis Sales Finance Master Trust 0.6%
Avant Credit Card Master Trust 0.6%
Elmwood CLO 18, Ltd. 0.5%
Galaxy XXIII CLO, Ltd. 0.5%
Palmer Square Loan Funding, Ltd. 0.5%
Affirm Asset Securitization Trust 0.5%
These securities represent 11.7% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term Investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quotes Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
6.39% 2.18% 1.97%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and corporate fixed-rate debt securi-
ties with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Portfolio

Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, derivatives, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, and mid cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Low Volatility Equity Portfolio earned a return of 8.06%, compared with the average return of its peer group, the Morningstar
Global Large-Stock Blend category, of 19.49%. The Portfolio’s market benchmark, the MSCI World Minimum Volatility Index–USD Net
Returns, earned a return of 7.42%.
What factors affected the Portfolio’s performance?
Efforts by the Federal Reserve (Fed) to lower inflation heavily impacted U.S. markets during the period. The Fed increased short-term rates, bringing the federal funds target rate to 5.25% – 5.50% before holding rates steady into the close of the year. Longer-term interest rates also rose for much of the year, with the 10-year Treasury nearly breaching 5% before retreating sharply to below 4%. Although inflation remained above the central bank’s long-term 2% target level, it abated substantially throughout the year. While investors feared the rapid rise in interest rates would induce a U.S. recession, economic growth remained positive during the period, even showing signs of accelerating. Corporate earnings growth, which is more directly correlated to stock market returns than economic growth data, briefly turned negative in the early part of 2023; however, companies responded to sales slowdowns with cost reductions that returned earnings growth to positive. The market now anticipates this favorable growth trend will continue into 2024, with less likelihood of a recession. U.S.
market returns were heavily concentrated in the largest growth stocks, while the average stock underperformed the market capitalization-
weighted indexes. At the other end of the performance spectrum, high dividend-paying sectors such as Real Estate and Utilities had the lowest returns in the face of rising long-term interest rates, particularly earlier in the period.
In international markets, the European Central Bank followed the Fed’s lead by increasing short-term rates from 2.0% to 4.5% for the period. However, Europe’s economic growth and stock markets trailed the U.S., and the region appears to be in more imminent danger of falling into recession in the coming year. Corporate earnings growth has also been slower than in the U.S., with expectations for around 0%
growth in 2024. As a result, markets anticipate that rates in Europe have already peaked and are likely to fall in the coming year to support growth as inflation has abated. The faster pace of rate increases in Europe also helped support a rise in both the euro and the British pound relative to the U.S. dollar, which provided a boost to returns for U.S.-based investors in European equities. In Japan, decades of deflation have been the biggest concern of the central bank, so a return to a positive inflation rate has been a welcome sign for the economy and market. Interest rates have begun to rise, albeit at a much slower pace than in the U.S. or Europe. As a result, the Japanese yen weakened against other major currencies, hitting its lowest level versus the U.S. dollar since the early 1990s. This has left the yen near levels where the Japanese government has previously intervened to support its value, which has historically been a headwind for foreign investors in Japanese equities. Over the period, financial stocks led the Japanese market as investors anticipated that the potential for even higher rates would support the profitability of lenders.
Narrow leadership in the U.S. market and rising interest rates both contributed to more modest returns for low-volatility investing versus the overall market, which led to the Portfolio’s underperformance versus the broader Morningstar peer group. The low-volatility segment has less exposure to the high-growth stocks that led U.S. markets, along with more exposure to rate-sensitive sectors, such as Utilities and
Real Estate, that experienced the greatest headwinds.
The Portfolio outperformed its market benchmark because of stock selection in the U.S. and Japan, while performance in European stocks closely matched the benchmark’s returns. In the U.S., stock selection was especially strong in Utilities and Consumer Staples, but notably weak in Health Care. In Japan, the Portfolio benefited from selection in Industrials and Information Technology and an overweighting in
Financials. Using our quantitative approach to stock selection, value factors contributed the most, especially in Japan. In the U.S., growth factors and large size contributed, while the quality and valuation factors we emphasized did not add value. The Portfolio used equity index futures to manage cash flows, which did not materially impact returns during the period.
What is your outlook?
Stock markets have rallied recently based on policy commentary and economic data, suggesting an end to rate increases. If inflation remains in check and central banks can achieve the elusive soft landing by defeating inflation without causing a recession, then we would expect a more sustained rally in risk assets, and factors such as high leverage and high volatility to perform well. However, if rate cuts are needed to stimulate growth and ward off a recession, then we would expect higher-quality and low-volatility stocks to outperform instead.
The current environment appears to favor the soft-landing scenario in the U.S. while tilting more toward recession outside the U.S.
In evaluating the environment for quantitative factor investing, we use valuation to inform our expectations for factor returns. In the U.S., most factors are at moderate valuations, with conditions more favorable for value, large size, and low volatility. In Japan, high-quality factors currently display attractive valuations, while value and yield factors appear expensive compared to historical norms following recent strong returns. In remaining international markets, value factors still appear attractive, while growth factors appear expensive.

Portfolio Composition
(% of Portfolio)
Common Stock 98.8%
Short-Term Investments 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care 18.8%
Information Technology 16.0%
Consumer Staples 12.9%
Financials 11.7%
Communications Services 11.2%
Industrials 10.8%
Utilities 7.5%
Consumer Discretionary 5.5%
Energy 2.6%
Materials 1.1%
Top 10 Countries
(% of Net Assets)
United States 61.7%
Japan 11.3%
Switzerland 5.4%
Canada 4.6%
Netherlands 2.5%
Germany 2.0%
France 1.8%
Hong Kong 1.3%
Norway 1.3%
Denmark 1.2%
Investments in securities in these countries
represent 93.1% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year
From Inception
4/28/2017
8.06% 7.58% 6.69%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Minimum Volatility Index – USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a uni-
verse of large and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Growth Portfolio

Siddharth Sinha, CFA, Michael P. Hubbard, and Mark C. Militello, CFA, Portfolio Co-Managers*
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective August 31, 2023, Mark C. Militello, CFA, has been named as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Mid Cap Growth Portfolio earned a return of 17.12%, compared with the average return of its peer group, the Morningstar Mid-
Cap Growth category, of 20.89%. The Portfolio’s market benchmarks, the Russell Midcap® Growth Index and the S&P MidCap 400 Growth
Index, earned returns of 25.87% and 17.49%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio underperformed the Morningstar Mid-Cap Growth category and the Russell Midcap® Growth Index primarily due to poor stock selection in the Communication Services, Industrials, Information Technology, Consumer Discretionary, and Health Care sectors.
Positive stock selection and performance in Consumer Staples, Energy, and Materials aided overall performance. The reporting period was characterized by strong performance in the Russell Midcap® Growth Index and Morningstar Mid-Cap Growth category. However, the market experienced a fair amount of dispersion in returns among sectors with the Communication Services, Industrials, Information
Technology, and Consumer Discretionary sectors producing strong returns of 20% or more, contrasted with weaker returns in the
Consumer Staples, Energy, Health Care, Real Estate, and Materials sectors.
The Communication Services sector was a relative outperformer in the Russell Midcap® Growth Index but the Portfolio lagged due to poor stock selection. ZoomInfo Technologies underperformed as a pullback in spending for sales lead generation within its customer base impacted results. Similarly, the Industrials sector was a strong performer in the Russell benchmark, but the Portfolio’s selection detracted.
Driven Brands Holdings, an operator of car washes, oil change stores, and collision repair centers, materially underperformed as the company cut guidance for its car wash segment. However, strong performance from Industrials sector stocks, such as Howmet Aerospace and Advanced Drainage Systems, aided performance.
Health Care was one of the worst-performing sectors in the Russell benchmark, where the life science tools and services sub-sector was negatively impacted by the destocking of consumables and equipment inventories post the Covid-induced overordering. Furthermore, lower funding in emerging biotechnology companies weighed on sales performance in this sub-sector. The Portfolio’s exposures to life science stocks Bio-Techne and Maravai LifeSciences Holdings hindered results. Meanwhile, the Healthcare equipment sub-sector started
2023 strong because of a recovery in surgical procedures. However, the obesity trial results from the GLP-1 class of drugs materially impacted the performance of these stocks because of the perceived long-term impact on surgical procedure volumes if these drugs see wide-scale adoption. The Portfolio’s position in Insulet was negatively impacted by these GLP-1-driven dynamics.
Information Technology was the best-performing sector in the Russell benchmark, but the Portfolio underperformed because of selection within the software industry, including weak results from BILL Holdings and Sprout Social that were partially offset by stronger returns from Synopsys, Palo Alto Networks, and HubSpot. However, the Portfolio strongly outperformed the benchmark in the semiconductor and semiconductor equipment sub-sectors driven by Lam Research, Entegris, and Monolithic Power Systems.
The Consumer Discretionary sector outperformed in the Russell benchmark, but the Portfolio’s results were negatively impacted by Fox
Factory Holding. The stock underperformed following weak third-quarter results in its auto business due to the United Auto Workers strike, along with the company’s unexpected acquisition of a business unrelated to its core offering. However, strong performance by Portfolio holdings Deckers Outdoor, Lululemon Athletica, and home builder NVR aided performance in the sector.
Consumer Staples, Energy, and Materials were all relative underperformers in the Russell benchmark, but the Portfolio outperformed in each sector due to stock selection. In Consumer Staples, the Portfolio saw strong results from Celsius Holdings, a rapidly growing brand of energy drinks. Also, solid ongoing results from Casey’s General Stores and a timely exit from Lamb Weston Holdings aided performance in the sector. In Energy, the Portfolio outperformed because of strong results from TechnipFMC as the company’s differentiated subsea technology portfolio helped garner strong global orders. Additionally, while the Materials sector was a significant relative underperformer in the benchmark, the Portfolio outperformed because of a positive contribution from aggregates provider Martin Marietta Materials.
What is your outlook?
Our team continues to identify and invest in companies with sustainable growth opportunities and strong competitive advantages that can execute regardless of the market or economic environment. The current market conditions present an opportunity to evaluate new secular growth and high-quality stocks that have underperformed in the recent past as they wait for their end markets to recover.

Portfolio Composition
(% of Portfolio)
Common Stock 96.7%
Registered Investments
Companies 2.1%
Short-Term Investments 1.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 26.1%
Industrials 17.8%
Health Care 17.2%
Consumer Discretionary 12.4%
Financials 9.1%
Real Estate 3.9%
Consumer Staples 3.3%
Communications Services 2.7%
Materials 2.5%
U.S. Unaffiliated Registered
Investment Companies 2.1%
Top 10 Holdings
(% of Net Assets)
Howmet Aerospace, Inc. 3.0%
Synopsys, Inc. 2.2%
Chipotle Mexican Grill, Inc. 1.9%
Tyler Technologies, Inc. 1.9%
MSCI, Inc. 1.8%
Monolithic Power Systems, Inc. 1.8%
Five Below, Inc. 1.8%
Dexcom, Inc. 1.8%
PTC, Inc. 1.8%
Palo Alto Networks, Inc. 1.8%
These securities represent 19.8% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total
Returns
1
As of December 31,
2023
1-Year
From Inception
4/29/2020
17.12% 9.52%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
** The S&P MidCap 400 Growth Index is an index that measures the performance of the growth stocks in the S&P MidCap 400® Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400® Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, futures contract, indexing strategy/
index tracking, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Mid Cap Index Portfolio earned a return of 16.19%, compared with the average return of its peer group, the Morningstar Mid Cap
Blend category, of 15.73%. The Portfolio’s market benchmark, the S&P MidCap 400® Index, earned a return of 16.44%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P MidCap 400® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
After a difficult 2022, U.S. stocks staged a comeback in 2023, soaring to 26.29% (S&P 500®) driven by cooling inflation, easing fears of recession, and renewed optimism for technology and growth stocks. The S&P 500® had a return above 25% for the third time in the past five years. The Technology sector led the charge with a 57% gain, while the Nasdaq Composite and Dow Jones Industrial Average followed suit with impressive rallies of their own. The year ended with improving investor sentiment due in part to the prospect of Federal
Reserve rate cuts in 2024.
What is your outlook?
Although the market ended 2023 on a positive note, several factors are weighing on investor sentiment in 2024. A potential economic slowdown could prove to be a drag on equity markets, but easing inflation may pave the way for earlier-than-expected rate cuts. If rate cuts happen and the economy avoids recession, we could find ourselves in another strong market. However, delayed action or a resurgence of inflation could provide for a volatile market backdrop in 2024. Additionally, U.S. elections and ongoing conflicts in both
Ukraine and the Middle East could add to overall market uncertainty.

Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 21.1%
Financials 16.0%
Consumer Discretionary 15.7%
Information Technology 9.5%
Real Estate 8.0%
Health Care 7.7%
Materials 7.1%
Energy 5.0%
Consumer Staples 4.1%
Utilities 3.2%
Top 10 Holdings
(% of Net Assets)
Deckers Outdoor Corporation 0.7%
Reliance Steel & Aluminum Company 0.6%
Carlisle Companies, Inc. 0.6%
GoDaddy , Inc. 0.6%
Graco , Inc. 0.6%
Watsco , Inc. 0.6%
RPM International, Inc. 0.6%
Lennox International, Inc. 0.6%
WP Carey, Inc. 0.6%
Manhattan Associates, Inc. 0.5%
These securities represent 6.0% of the total net
assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
16.19% 12.35% 8.98%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P MidCap 400® Index is an index that represents the average performance of a group of 400 medium capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, investment adviser, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Mid Cap Stock Portfolio earned a return of 14.19%, compared with the average return of its peer group, the Morningstar Mid-Cap
Blend category, of 15.73%. The Portfolio’s market benchmarks, the Russell Midcap® Index and the S&P MidCap 400® Index, earned returns of 17.23% and 16.44%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio underperformed the Russell Midcap® Index primarily because of security selection in the Information Technology,
Communication Services, Energy, and Health Care sectors. In Information Technology, semiconductor manufacturer Wolfspeed suffered from execution mishaps as the company ramped up its silicon carbide material and device production. Also, NICE Systems underperformed its software peers as concerns grew that generative artificial intelligence (AI) would reduce demand for the company’s products. The Middle East conflict also negatively impacted the stock as the company is headquartered in Israel. DISH Network trailed peers as slow progress toward executing its business plan—and the company’s substantial debt load—battered the stock. Within the
Health Care sector, Maravai LifeSciences was the largest detractor during the period as declining demand for the Covid vaccine and funding challenges for its customers temporarily lowered sales. Fears that declining drillable inventory would hurt future revenue drove shares of Devon Energy lower in the Energy sector.
These negative results were somewhat offset by positive stock selection within the Industrials and Consumer Staples sectors. In
Industrials, United Rentals led the sector as the company’s superior customer service, nationwide reach, and specialty product focus helped it capitalize on elevated project demand across the United States. Consumer Staples company Lamb Weston benefited from price increases and an improved potato crop, which allowed the company’s price-to-cost spread to turn positive and improve margins.
What is your outlook?
Currently, many macro indicators are flashing conflicting messages as the Federal Reserve (Fed) is determined to bring inflation down to its 2% target. The 3-month to 30-year Treasury yield curve remains significantly inverted, which has historically indicated an impending recession. The Senior Loan Officer Opinion Survey also indicates banks have incredibly stringent lending standards, making it tough for businesses and consumers to borrow money. However, other macro indicators do not support the recession view. Corporate bond spreads are narrow relative to history and suggest company balance sheets are healthy. Unemployment claims remain incredibly low as job openings continue to exceed the unemployed population. Although these data points do not give a clear picture of the economy’s direction, the Fed continues to maintain elevated interest rates to battle inflation. One reason rate increases may not have slowed economic growth as much as expected is that homeowners locked in 30-year mortgage rates at incredibly low levels. Therefore, the increased interest rates are benefiting many consumers’ savings accounts much more than they are negatively impacting their mortgage payments. Finally, corporate insiders seem as unsure as investors, evidenced by a neutral corporate insider sell/buy ratio. Despite this uncertain backdrop, we will remain focused on our bottom-up stock selection process. We continue to seek out companies providing sustainable competitive advantages that are generating significant or improving return-on-invested capital and trading at reasonable valuations. The market will eventually provide more direction and opportunities, but in the meantime, we remain patient. We continue to believe our team’s people, process, and patience will be the keys to the Portfolio’s outperformance over long time periods.

Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 20.6%
Financials 14.6%
Consumer Discretionary 13.9%
Information Technology 12.0%
Health Care 10.9%
Materials 6.5%
Real Estate 5.1%
Utilities 5.0%
Energy 4.9%
Consumer Staples 3.8%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 3.8%
NVR, Inc. 3.7%
Old Dominion Freight Line, Inc. 3.0%
Steel Dynamics, Inc. 3.0%
Advanced Drainage Systems, Inc. 2.9%
Howmet Aerospace, Inc. 2.5%
Kinsale Capital Group, Inc. 2.5%
Ball Corporation 2.3%
SBA Communications Corporation 2.3%
Chipotle Mexican Grill, Inc. 2.2%
These securities represent 28.2% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
14.19% 13.12% 10.96%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Index is an index that measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. It is not possible to invest directly in the Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
** The S&P MidCap 400® Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Mid Cap Value Portfolio

Graham Wong, CFA, and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Mid Cap Value Portfolio earned a return of 13.31%, compared with the average return of its peer group, the Morningstar Mid-Cap
Value category, of 11.64%. The Portfolio’s market benchmarks, the Russell Midcap® Value Index and the S&P MidCap 400 Value Index,
earned returns of 12.71% and 15.39%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio outperformed its peer group and the Russell Midcap® Value benchmark over the past year. Against the benchmark, stock selection was positive while allocation was slightly negative. This reflects our investment process of generating outperformance through bottom-up fundamental company research. Performance was positive in eight out of 11 sectors, led by Information Technology and
Materials, while selection in the Industrials sector was weak.
In Information Technology, Jabil, an electronic manufacturing services company, was a top contributor as the stock nearly doubled over the past year. The company represents a good example of our investment process. Jabil was underappreciated by the market but is on a path to operational improvement driven by a better business mix. As the company exited its lower-margin iPhone manufacturing business and replaced it with higher-margin businesses like health care, market sentiment improved, driving the stock higher.
In Materials, the Portfolio experienced strong performance in chemicals, led by specialty chemical company Celanese. We knew the company well from prior research but were waiting for its valuation to become attractive before buying. Investor sentiment soured after cyclical pressures in 2022 and a large acquisition, creating an attractive entry point. The investment has since paid off as investors are once again appreciating the underlying business quality of Celanese.
Conversely, stock selection detracted in Industrials. Barnes Group, an industrial machinery company, underperformed as the implementation of a turnaround plan for its Industrials segment has been more challenging than expected. Sensata Technologies, an electronic components company, was hurt by cyclical weakness in its Industrial end market as well as share gains by Chinese electric vehicle makers, whose cars carry fewer of Sensata’s products. We have spoken to both management teams and continue to monitor developments closely.
What is your outlook?
Over the past year, the aggressive Federal Reserve (Fed) rate hikes have led to a decline in corporate profits, particularly of smaller businesses. Higher interest rates have also hurt the housing market due to higher mortgage rates, and the banking sector because of higher funding costs. Despite this, the U.S. economy has remained generally resilient as a healthy labor market has helped maintain consumer spending. Going forward, higher unemployment could weaken the U.S. economy. On the other hand, investor sentiment could stay positive if the labor market holds up and the Fed becomes more dovish, leading to a soft landing for the economy.
The Mid Cap Value Portfolio’s process is based on bottom-up stock selection rather than top-down macroeconomic predictions.
Regardless of the economic environment, we continue to seek out companies with a plausible path to operational improvement or those that are undervalued relative to their profitability profile.

Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 19.0%
Industrials 18.2%
Consumer Discretionary 10.4%
Consumer Staples 8.1%
Materials 7.9%
Health Care 7.6%
Information Technology 7.5%
Energy 7.4%
Real Estate 5.6%
Utilities 5.3%
Top 10 Holdings
(% of Net Assets)
Flowserve Corporation 2.7%
Allstate Corporation 2.2%
Carlyle Group, Inc. 2.2%
Celanese Corporation 2.1%
MKS Instruments, Inc. 2.1%
General Dynamics Corporation 2.1%
Laboratory Corporation of America
Holdings 2.1%
Werner Enterprises, Inc. 2.0%
Berry Plastics Group, Inc. 2.0%
Capital One Financial Corporation 1.8%
These securities represent 21.3% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total
Returns
1
As of December 31,
2023
1-Year
From Inception
4/29/2020
13.31% 18.54%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell Midcap® Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
** The S&P MidCap 400 Value Index is an index that measures the performance of the value stocks in the S&P MidCap 400® Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderate Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, high yield, investment adviser, issuer, large cap, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Moderate Allocation Portfolio earned a return of 16.18%, compared with the average return of its peer group, the Morningstar
Moderate Allocation category, of 14.84%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate Bond
Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 26.29%, 5.53%, and 15.62%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
The Portfolio’s approximately 4% overweighting to domestic equity added to results because of stronger performance in domestic markets. Within the domestic equity portfolio, however, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the large-cap value and international managers, while underperforming managers included small-cap growth, small-cap stock, mid-
cap growth, mid-cap stock, and small-cap value. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Portfolio’s underweighting to international was reduced in half from a 4% to 2% underweighting. The Portfolio’s equity exposure was reduced by approximately 1% in early February. In early April, the Portfolio’s overweighting to domestic equity was increased by selling
1% from Europe and adding 1% to domestic. In early August, the Portfolio’s equity overweighting was decreased by approximately 1.5%
toward a target of a 1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within fixed-income markets, interest rates rose sharply as the Federal Reserve (Fed) raised its target for the federal funds rate with its last increase in July before pausing rate hikes. Treasury rate changes varied, with very short-term rates following the federal funds rate higher, intermediate rates down slightly, and long rates little changed over the full period. The Treasury yield curve steepened moderately but remained inverted. Credit spreads, which compensate corporate and other bondholders for risks such as default, decreased moderately.
Returns within fixed income varied, with credit sectors such as investment-grade corporate bonds, high-yield corporate bonds, and leveraged loans outperforming with high single-digit to low double-digit returns. Interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperformed with low single-digit returns. The fixed-income portion of the
Portfolio significantly outperformed the Bloomberg U.S. Aggregate Bond Index. The key drivers of positive relative performance were an underweighting in Treasuries along with strong selection within securitized assets due in part to an underweighting in agency MBS and overweighting to collateralized loan obligations (CLOs). Also, security selection was positive in investment-grade corporates and emerging markets debt. Negative contributors included interest rate and Treasury curve positioning. Additionally, security selection within high yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-
rate exposure, and credit default swap indexes (CDX) to help manage credit exposure. Within the fixed-income portfolio, we increased interest-rate sensitivity during the year in anticipation of lower rates. Also, we significantly decreased leveraged loans and Treasuries while increasing investment-grade corporate bonds along with high-yield bonds.
What is your outlook?
Thrivent Asset Allocation Portfolios hold a moderate equity overweighting and a bias toward adding to that exposure in the event of market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening may continue to constrain the U.S. economy. Within equity, the Portfolio remains underweighted in international, primarily in Europe and emerging markets. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500® give back some of their significant 2023 gains; however, this possibility is not compelling enough for us to reduce the international underweighting at this time. Eurozone economic data remains weak, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than last year from a valuation and technical perspective.
However, longer term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we expect lower inflation and slower-but-positive economic growth to enable the Fed to cut rates in 2024. We expect
Treasury interest rates also to decline and the Treasury yield curve to steepen. Credit spreads have limited room to tighten further as spreads were below average entering 2024. Yields, however, remained attractive, which should attract buyers and limit spread widening, along with still solid fundamentals. Defaults should rise but remain lower than recessionary levels.

Portfolio Composition
(% of Portfolio)
Large Cap 43.0%
Investment Grade Debt 28.1%
Short-Term Investments 11.1%
Small Cap 4.7%
Mid Cap 4.3%
International 3.6%
High Yield 2.7%
Emerging Markets Debt 1.7%
Multi-Cap 0.6%
Private Equity 0.2%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 10.9%
Thrivent Global Stock Portfolio 5.6%
Thrivent Mid Cap Stock Portfolio 5.2%
Thrivent Income Portfolio 3.9%
Thrivent International Allocation
Portfolio 3.2%
Thrivent Limited Maturity Bond Portfolio 2.1%
Thrivent Core Emerging Markets Debt
Fund 1.8%
Thrivent Small Cap Stock Portfolio 1.8%
Microsoft Corporation 1.6%
Thrivent Core Small Cap Value Fund 1.5%
These securities represent 37.6% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings excludes short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
16.18% 8.15% 6.23%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent. The product is not sponsored, endorsed or promoted by Standard &
Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, interest rate, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Moderately Aggressive Allocation Portfolio earned a return of 17.60%, compared with the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, of 16.50%. The Portfolio’s market benchmarks, the S&P 500® Index, the
Bloomberg U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 26.29%,
5.53%, and 15.62%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
The Portfolio’s approximately 4% overweighting to domestic equity added to results because of stronger performance in domestic markets. Within the domestic equity portfolio, however, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the large-cap value and international managers, while underperforming managers included small-cap growth, small-cap stock, mid-
cap growth, mid-cap stock, and small-cap value. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Portfolio’s underweighting to international was reduced in half from a 4% to 2% underweighting. The Portfolio’s equity exposure was reduced by approximately 1% in early February. In early April, the Portfolio’s overweighting to domestic equity was increased by selling
1% from Europe and adding 1% to domestic. In early August, the Portfolio’s equity overweighting was decreased by approximately 1.5%
toward its target of 1%. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures.
As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within fixed-income markets, interest rates rose sharply as the Federal Reserve (Fed) raised its target for the federal funds rate with its last increase in July before pausing rate hikes. Treasury rate changes varied, with very short-term rates following the federal funds rate higher, intermediate rates down slightly, and long rates little changed over the full period. The Treasury yield curve steepened moderately but remained inverted. Credit spreads, which compensate corporate and other bondholders for risks such as default, decreased moderately.
Returns within fixed income varied, with credit sectors such as investment-grade corporate bonds, high-yield corporate bonds, and leveraged loans outperforming with high single-digit to low double-digit returns. Interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperformed with low single-digit returns. The fixed-income portion of the
Portfolio significantly outperformed the Bloomberg U.S. Aggregate Bond Index. The key drivers of positive relative performance were an underweighting in Treasuries along with strong selection within securitized assets due in part to an underweighting in agency MBS and overweighting to collateralized loan obligations (CLOs). Also, security selection was positive in investment-grade corporates and emerging markets debt. Negative contributors included interest rate and Treasury curve positioning. Additionally, security selection within high yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-
rate exposure, and credit default swap indexes (CDX) to help manage credit exposure. Within the fixed-income portfolio, we increased interest-rate sensitivity during the year in anticipation of lower rates. Also, we significantly decreased leveraged loans and Treasuries while increasing investment-grade corporate bonds along with high-yield bonds.
What is your outlook?
Thrivent Asset Allocation Portfolios hold a moderate equity overweighting and a bias toward adding to that exposure in the event of market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening may continue to constrain the U.S. economy. Within equity, the Portfolio remains underweighted in international, primarily in Europe and emerging markets. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500® give back some of their significant 2023 gains; however, this possibility is not compelling enough for us to reduce the international underweighting at this time. Eurozone economic data remains weak, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than last year from a valuation and technical perspective.
However, longer term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we expect lower inflation and slower-but-positive economic growth to enable the Fed to cut rates in 2024. We expect
Treasury interest rates also to decline and the Treasury yield curve to steepen. Credit spreads have limited room to tighten further as spreads were below average entering 2024. Yields, however, remained attractive, which should attract buyers and limit spread widening, along with still solid fundamentals. Defaults should rise but remain lower than recessionary levels.

Portfolio Composition
(% of Portfolio)
Large Cap 46.7%
Investment Grade Debt 15.0%
International 11.1%
Short-Term Investments 10.9%
Small Cap 7.6%
Mid Cap 5.4%
High Yield 1.3%
Multi-Cap 0.9%
Emerging Markets Debt 0.8%
Private Equity 0.3%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 10.9%
Thrivent Global Stock Portfolio 8.4%
Thrivent Mid Cap Stock Portfolio 7.7%
Thrivent International Allocation
Portfolio 7.4%
Thrivent Small Cap Stock Portfolio 2.6%
Thrivent Core Emerging Markets Equity
Fund 1.8%
Thrivent Income Portfolio 1.7%
Thrivent Core Mid Cap Value Fund 1.6%
Microsoft Corporation 1.5%
Thrivent Core Small Cap Value Fund 1.5%
These securities represent 45.1% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings excludes short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
17.60% 9.56% 7.24%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent. The product is not sponsored, endorsed or promoted by Standard &
Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Portfolio

David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, government securities, high yield, investment adviser, issuer, large cap, leveraged  loan, market, mid cap, mortgage-backed and other asset-backed securities, other funds, prepayment, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Moderately Conservative Allocation Portfolio earned a return of 12.09%, compared with the average return of its peer group, the
Morningstar Conservative Allocation category, of 11.55%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 26.29%, 5.53%, and 15.62%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio’s approximately 2% overweighting to equities benefited performance since equities materially outperformed fixed income.
The Portfolio’s approximately 4% overweighting to domestic equity added to results because of stronger performance in domestic markets. Within the domestic equity portfolio, however, an overweighting in small- and mid-cap stocks detracted. In aggregate, managers outperformed their respective benchmarks, with the strongest contribution by far coming from the large-cap growth manager, followed by the large-cap value and international managers, while underperforming managers included small-cap growth, small-cap stock, mid-
cap growth, mid-cap stock, and small-cap value. Among the various market factors, an overweighting to growth benefited performance because growth materially outperformed value; however, the low-volatility strategy detracted from performance. In early January, the
Portfolio’s underweighting to international was reduced in half from a 4% to 2% underweighting. The Portfolio’s equity exposure was reduced by approximately 1% in early February. In early April, the Portfolio’s overweighting to domestic equity was increased by selling
1% from Europe and adding 1% to domestic. In early August, the Portfolio’s equity overweighting was decreased by approximately 1.5%
toward a target of a 1% overweighting. In addition, the low-volatility strategy is being removed in favor of broader public and private equity exposures. As part of the management process, we employed several derivative strategies within equity to adjust exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows.
Within fixed-income markets, interest rates rose sharply as the Federal Reserve (Fed) raised its target for the federal funds rate with its last increase in July before pausing rate hikes. Treasury rate changes varied, with very short-term rates following the federal funds rate higher, intermediate rates down slightly, and long rates little changed over the full period. The Treasury yield curve steepened moderately but remained inverted. Credit spreads, which compensate corporate and other bondholders for risks such as default, decreased moderately.
Returns within fixed income varied, with credit sectors such as investment-grade corporate bonds, high-yield corporate bonds, and leveraged loans outperforming with high single-digit to low double-digit returns. Interest-rate sensitive segments such as Treasury bonds and high-quality agency mortgage-backed securities (MBS) underperformed with low single-digit returns. The fixed-income portion of the
Portfolio significantly outperformed the Bloomberg U.S. Aggregate Bond Index. The key drivers of positive relative performance were an underweighting in Treasuries along with strong selection within securitized assets due in part to an underweighting in agency MBS and overweighting to collateralized loan obligations (CLOs). Also, security selection was positive in investment-grade corporates and emerging markets debt. Negative contributors included interest rate and Treasury curve positioning. Additionally, security selection within high yield and leveraged loans was negative. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest-
rate exposure, and credit default swap indexes (CDX) to help manage credit exposure. Within the fixed-income portfolio, we increased interest-rate sensitivity during the year in anticipation of lower rates. Also, we significantly decreased leveraged loans and Treasuries while increasing investment-grade corporate bonds along with high-yield bonds.
What is your outlook?
Thrivent Asset Allocation Portfolios hold a moderate equity overweighting and a bias toward adding to that exposure in the event of market weakness. However, looking to 2024, we remain cautious because the Fed’s tightening may continue to constrain the U.S. economy. Within equity, the Portfolio remains underweighted in international, primarily in Europe and emerging markets. Nearer term, international markets may provide some safety on a relative basis in the event the largest names in the S&P 500® give back some of their significant 2023 gains; however, this possibility is not compelling enough for us to reduce the international underweighting at this time. Eurozone economic data remains weak, and China’s real estate issues have the potential to impact the Chinese economy more broadly and negatively. Within market cap segments, small- and mid-cap stocks appear more attractive than last year from a valuation and technical perspective.
However, longer term, we maintain a preference for large caps over small caps in public markets because of the increased benefits of scale for larger companies, the growth of private markets, and the trend toward smaller companies remaining private for much longer.
Within fixed income, we expect lower inflation and slower-but-positive economic growth to enable the Fed to cut rates in 2024. We expect
Treasury interest rates also to decline and the Treasury yield curve to steepen. Credit spreads have limited room to tighten further as spreads were below average entering 2024. Yields, however, remained attractive, which should attract buyers and limit spread widening, along with still solid fundamentals. Defaults should rise but remain lower than recessionary levels.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 45.7%
Large Cap 23.5%
Short-Term Investments 10.6%
International 6.0%
High Yield 4.8%
Mid Cap 3.0%
Emerging Markets Debt 3.0%
Small Cap 2.7%
Multi-Cap 0.5%
Private Equity 0.2%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 7.0%
Thrivent Income Portfolio 6.9%
Thrivent Limited Maturity Bond Portfolio 3.9%
Thrivent Core Emerging Markets Debt
Fund 3.3%
Thrivent Mid Cap Stock Portfolio 2.4%
Thrivent High Yield Portfolio 2.3%
Thrivent International Allocation
Portfolio 1.9%
Thrivent Small Cap Stock Portfolio 1.9%
Thrivent Global Stock Portfolio 1.4%
U.S. Treasury Notes 1.3%
These securities represent 32.3% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition chart excludes collateral held for securities loaned.
Top 10 Holdings excludes short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
12.09% 5.42% 4.48%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of
The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent. The product is not sponsored, endorsed or promoted by Standard &
Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Portfolio

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, credit, investment adviser, market, and repurchase agreement. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Money Market Portfolio earned a return of 4.88%, compared with the average net return of its peer group, the Morningstar Money Market-
Taxable category, of 4.57%.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued to hike rates as inflation remained high amid surprisingly strong employment and economic growth.
Policymakers increased the federal funds target rate four more times to the 5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled investors. However, in the final two months of the year, inflation continued to fall faster than expected, prompting the Fed to unexpectedly pivot to a dovish stance in December and forecast at least three quarter-point rate cuts for 2024. As a result, interest rates, which had risen significantly during much of 2023, fell sharply at year-end. The Treasury yield curve remained inverted at period end, which has historically signaled a coming recession, with the three-month Treasury bill yielding 5.40%, much higher than the 10-year Treasury yield of 3.88%.
Attractive yield levels, combined with ongoing uncertainty surrounding the economy and inflation, led investors to pour record amounts into money market funds. As a result, the financial system remained flooded with more excess cash than the available supply of short-term securities, putting downward pressure on rates for available government securities. In the Fed’s overnight reverse repo program (which the Portfolio cannot invest in), rates rose to 5.30% in tandem with the federal funds rate. However, demand for the program shrunk by more than 60% from its December 2022 peak to around $1.0 trillion by year-end 2023 after the U.S. Treasury offered a deluge of new Treasury bill issuance to replace its supply following the debt ceiling debate in early June.
In line with the broader money market industry, the Portfolio’s net assets increased over the one-year period from around $339 million to more than
$411 million as of December 31, 2023. As net assets grew, we maintained the Portfolio’s flexibility to quickly take advantage of federal funds rate increases, but the above-mentioned supply/demand dynamics limited our ability to get adequately compensated for adding investments further out the yield curve. Therefore, we kept more than 50% of the Portfolio in floating-rate government securities and other overnight options, while maintaining a very short weighted average maturity (WAM), which ended the period at 22 days. We also invested around 10% of the Portfolio in variable-rate demand notes (VRDNs), which typically have weekly resets to help ensure their yields reflect the current rate environment. After the Treasury bill segment cheapened in the wake of elevated supply, we opportunistically increased exposure to over 20% of net assets, which benefited the Portfolio versus its peer group. As spreads tightened toward year-end, we allocated more to fixed-rate Treasuries to extend the
Portfolio’s WAM, given the outlook for a potentially flat to declining federal funds rate in the coming year. We targeted a longer weighted average life (WAL) for the Portfolio, which is required to be 120 days or less for government money market funds, by purchasing longer-dated, floating-rate notes when opportunities arose, ending the period with a WAL of 105 days.
What is your outlook?
While the U.S. economy has slowed, it has not yet felt the full impact of higher rates and tighter lending. With the Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus away from lowering inflation and toward boosting economic growth. Although we expect the
Fed to hold rates steady at the beginning of 2024, the likelihood is increasing for policymakers to begin cutting the target federal funds rate at their
March meeting and beyond as inflation and the economy cool.
We will continue to maintain the Portfolio’s conservative profile and liquidity, emphasizing shorter maturity and floating-rate securities. With the rate hike cycle likely complete, we have begun to extend the Portfolio’s WAM by shifting into longer-term, fixed-rate notes to lock in peak levels.
Regardless of positioning, higher rates continue to bode well for Portfolio shareholders in terms of higher yields.
As always, we will continue to monitor inflation, economic growth, Fed moves, and other developments that could affect our market. In 2024, the money market fund industry and this Portfolio will be subject to several reforms recently adopted by the Securities and Exchange Commission intended to improve the segment’s resiliency, liquidity, and transparency, particularly in times of severe market stress. The most notable change involves significant new liquidity requirements intended to help money market funds manage redemptions, including 25% of assets in daily liquid investments (up from 10%) and at least 50% in weekly liquid assets (up from 30%). The new rules should further enhance our ability to achieve the
Portfolio’s primary goals of liquidity, safety, and a stable $1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 67.3%
U.S. Treasury Debt 28.0%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 4.7%
Investment Company < 0.1%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
4.88% 1.66% 1.02%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Seven-day yields of Thrivent Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiving, reimbursing, or recouping certain expenses associated with the Portfolio. The Adviser may recoup certain expenses associated with the Portfolio only during the Portfolio’s fiscal year. Yields are subject to daily fluctuation and should not be considered an indication of future results.
Money Market Portfolio Yields
*
As of December 31, 2023
Portfolio
7-Day Yield 3.67%
7-Day Yield Gross of Waivers 3.67%
7-Day Effective Yield 3.74%
7-Day Effective Yield Gross of Waivers 3.74%

Thrivent Multidimensional Income Portfolio

Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, closed-end fund, conflicts of interest, convertible securities, derivatives, emerging markets, ETF, foreign securities, government securities, investment adviser, issuer, liquidity, market, mortgage-backed and other asset-backed securities, other funds, preferred securities, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Multidimensional Income Portfolio earned a return of 8.37%, compared with the average return of its peer group, the Morningstar
Multisector Bond category, of 8.64%. The Portfolio’s market benchmarks, the Bloomberg U.S. Corporate High Yield Bond Index, the
S&P U.S. Preferred Stock Index, and the Bloomberg Emerging Markets USD Sovereign Index, returned 13.45%, 12.02%, and 10.96%, respectively.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) and other developed market central banks continued their rate-hiking campaigns as inflation worldwide remained stubbornly high. The Fed increased the federal funds target rate four additional times during the period to the 5.25% – 5.50%
range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled global markets. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in December with forecasts for at least three quarter-point rate cuts in 2024. As a result, U.S. interest rates, which had risen significantly during much of
2023, fell sharply in the final two months of the period, leading the 10-year Treasury yield to end the year exactly where it began at 3.88%.
Meanwhile, the tone from other developed market central banks such as the European Central Bank and Bank of England remained hawkish at period end, while many emerging markets (EM) commenced rate cuts during the period. Volatility remained elevated across capital markets worldwide as investors fretted over global monetary policy and the impact of tighter lending conditions on the global economy. Despite the surprisingly strong performance of risk assets for the year, money generally flowed out of the segments the Portfolio invests in such as high-yield corporate bonds, preferred securities, and EM debt.
The Portfolio underperformed relative to its Morningstar peer group and the three market benchmarks largely due to its 23% average exposure to mortgage-backed securities (MBS) and Treasury securities as both segments underperformed riskier asset classes for the year.
On the other hand, the Portfolio’s significant exposure to the high-yield corporate sector aided performance. Despite bouts of volatility, particularly during the regional banking crisis in March, the high-yield segment was remarkably resilient as the U.S. economy and job market remained strong and consumers continued to spend. Average credit spreads in the high-yield segment narrowed significantly throughout the year from 470 basis points over Treasuries to 323 basis points by year-end. The Portfolio also benefited from overweighted exposures to EM debt and closed-end funds, sectors that are highly sensitive to interest rates and the global economic outlook. Both segments experienced sharp recoveries in 2023. The EM debt segment, which had struggled as rates rose during much of the period because of its longer duration and rate sensitivity, advanced sharply in the final two months of the year as the Fed’s dovish shift led to a rates-driven rally in the segment.
What is your outlook?
Our growth outlook remains cautiously optimistic as we anticipate a so-called soft landing for the economy. With the Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus away from lowering inflation and toward boosting economic growth.
We expect the Fed to hold rates steady at the beginning of 2024 but begin to cut rates as the economy slows and inflation continues to decline.
At period end, the Portfolio was positioned with about 34% of its portfolio invested in alternative sectors, including preferred securities, closed-end funds, and convertible bonds. We will likely selectively reduce overall exposures to these sectors as some investments now offer less attractive risk-adjusted yields relative to higher-quality sectors of the fixed-income market. Around 29% of the Portfolio was invested in high-yield bonds and 8% in EM debt. In high yield, credit spreads held up remarkably well in 2023 and are more likely to widen versus narrow further in 2024 if interest-rate volatility and economic uncertainty prevail. That said, current yields in the high-yield sector oﬀer attractive income opportunities for long-term investors. In the EM debt sector, we believe further declines in inﬂation, and the commencement of rate cuts will likely result in a tailwind for performance. As such, the sector remains an important diversiﬁer for this portfolio.
By period end, we had increased the Portfolio’s remaining exposure in MBS and Treasuries to 29%. Both sectors are relatively more insulated from negative changes in the credit outlook compared to other sectors of the ﬁxed-income market and typically outperform during economic downturns. This exposure will likely be maintained until we see more clarity on the path of interest rates.

Major Market Sectors
(% of Net Assets)
Financials 17.6%
U.S. Government & Agencies 17.0%
Mortgage-Backed Securities 11.6%
U.S. Unaffiliated Registered
Investment Companies 9.7%
U.S. Affiliated Registered
Investment Companies 7.9%
Consumer Cyclical 6.0%
Energy 5.8%
Communications Services 5.4%
Capital Goods 4.1%
Consumer Non-Cyclical 3.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.9%
U.S. Treasury Notes 7.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 6.2%
U.S. Treasury Notes 4.7%
U.S. Treasury Bonds 2.1%
U.S. Treasury Notes 1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.5%
Vanguard Short-Term Corporate Bond
ETF 1.4%
These securities represent 36.2% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quotes Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year
From Inception
4/28/2017
8.37% 3.88% 2.58%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bond.
** The Bloomberg Emerging Markets USD Sovereign Bond Index tracks fixed and floating-rate US dollar-denominated debt issued by emerging markets governments.
*** The S&P U.S. Preferred Stock Index is designed to be an investable benchmark representing the U.S. preferred stock market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Portfolio

Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, allocation, conflicts of interest, derivatives, emerging markets, foreign securities, high yield, investment adviser, issuer, liquidity, market, other funds, prepayment, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Opportunity Income Plus Portfolio earned a return of 8.94%, compared with the average return of its peer group, the Morningstar
Multisector Bond category, of 8.64%. The Portfolio’s market benchmarks, the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index,
the Morningstar LSTA US Leveraged Loan Index, and the Bloomberg U.S. Mortgage-Backed Securities Index, earned returns of 12.56%,
13.32% and 5.05%, respectively.
What factors affected the Portfolio’s performance?
The Federal Reserve (Fed) continued its rate-hiking campaign as inflation remained stubbornly high amid surprisingly strong U.S.
employment and economic growth. Fed policymakers increased the federal funds target rate four additional times during the period to the
5.25% – 5.50% range before pausing in September but telegraphing a higher-for-longer rates narrative that rattled markets. In the final two months, however, inflation data continued to fall faster than expected, prompting an unexpected Fed pivot to a dovish stance in December with forecasts for at least three quarter-point rate cuts in 2024. As a result, interest rates, which had risen significantly during much of
2023, fell sharply in the final two months of the period. The yield on the 10-year Treasury ended the year exactly where it began at 3.88%.
Volatility remained elevated across U.S. capital markets as investors fretted over the Fed’s next steps and the impact of tighter lending conditions on the economy. Corporate spreads were volatile but held up surprisingly well, despite an increase in default rates, as the U.S.
economy and consumers remained resilient. Both investment-grade and high-yield credit spreads tightened over the period to end at
99 basis points and 323 basis points over Treasuries, respectively. High-yield corporate bonds performed best over the period followed closely by leveraged loans, which benefited from floating-rate coupons that adjust upward with each Fed increase.
Corporate credit represented half of the portfolio during the period, including around 24% in high-yield corporate bonds, 17% in investment-grade corporates, and 7% in leveraged loans. We allocated approximately 27% to securitized assets divided among agency mortgage-backed securities (MBS) at around 11%, nonagency MBS at 8%, collateralized loan obligations (CLOs) at 5%, asset-backed securities (ABS) at 2%, and commercial mortgage-backed securities (CMBS) at 1%. Emerging market (EM) debt represented about 9% of net assets. Treasuries and cash represented 8% of the portfolio, preferred securities around 4%, with the remaining 4% in alternative fixed income (convertible securities and closed-end funds).
The primary factor that drove the Portfolio’s outperformance versus its Morningstar peer group was its overweighted positions in the top-
performing high-yield and leveraged loan sectors, although negative selection within these sectors offset some of the positive impacts.
We continued to use short positions in the credit default swap index (CDX) to hedge exposure to the high-yield market during the year.
Security selection was also strong among the Portfolio’s securitized holdings, particularly CLOs and opportunistic ABS that generated additional yield and participated in the broad credit spread tightening over the period. Also, the Portfolio’s overweighting and security selection in the EM debt segment helped as the segment recovered sharply in the rates-driven rally at the end of the year. The multi-
asset class nature of the Portfolio helped it outperform the mortgage-backed benchmark because the more rate-sensitive MBS sector underperformed as rates rose during the first 10 months of the period.
Interest rate positioning overall slightly detracted from performance as we continued to shift the Portfolio to a longer duration and steeper yield curve bias as rates moved higher for much of the year. However, this positioning proved beneficial in the final months of the reporting period as Treasury yields dropped sharply amid the Fed’s dovish shift. We continued to use Treasury futures to assist with duration and yield curve positioning. The multi-asset class nature of the Portfolio led it to underperform the high-yield and leveraged loan indexes since these were the strongest-performing asset classes over the period.
What is your outlook?
Our growth outlook remains cautiously optimistic as we anticipate a so-called soft landing for the economy. With the Fed’s recent pivot, however, it appears policymakers are beginning to shift their focus away from lowering inflation and toward boosting economic growth.
We expect the Fed to hold rates steady at the beginning of 2024 but begin to cut rates as the economy slows and inflation continues to decline. Broadly speaking, fixed-income markets currently offer attractive yields; however, some sectors like corporate bonds and leveraged loans appear to be more fully valued because they are not pricing in the potential for spread widening in the event of an economic downturn. We continue to shift the Portfolio up in quality by increasing exposure to agency MBS, Treasury bonds, and cash while rotating out of segments like leveraged loans, high-yield corporates, CLOs, and nonagency MBS that have outperformed and look fully valued on a historical credit spread basis. We expect rate volatility to increase in the coming year as the Fed shifts gears; therefore, we continue to position the Portfolio with a modestly longer duration and a bias for a steeper yield curve.

Major Market Sectors
(% of Net Assets)
Financials 13.5%
Mortgage-Backed Securities 11.6%
Asset-Backed Securities 9.8%
U.S. Affiliated Registered
Investment Companies 9.7%
Collateralized Mortgage
Obligations 7.8%
Consumer Cyclical 6.4%
U.S. Government & Agencies 5.7%
Consumer Non-Cyclical 5.2%
Communications Services 4.9%
Energy 4.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 9.7%
U.S. Treasury Notes 2.1%
U.S. Treasury Bonds 1.3%
U.S. Treasury Bonds 1.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
Vanguard Intermediate-Term Corporate
Bond ETF 0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
These securities represent 18.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
8.94% 2.37% 2.51%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The Morningstar LSTA US Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denomi-
nated, senior secured, syndicated term loans.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Real Estate Securities Portfolio

Brian W. Bomgren, CQF, Noah J. Monsen, CFA, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Real Estate Securities Portfolio earned a return of 10.14%, compared with the average return of its peer group, the Morningstar
Real Estate category, of 10.84%. The Portfolio’s market benchmark, the FTSE NAREIT All Equity REITs Index, earned a return of 11.36%.
What factors affected the Portfolio’s performance?
This reporting period marks the first full year of performance under the Portfolio’s new management team. The new team uses a quantitative approach to stock selection but continues to invest in a similar number of securities and use the same active risk target as the previous portfolio manager.
The real estate market saw two significant rallies in lower-quality real estate investment trusts (REITs), first in June and July, and again at the end of the year. During those periods, value and high short-interest factors performed very well, while low-volatility and high-quality factors underperformed significantly. These low-quality rallies resulted in the Portfolio’s underperformance versus its benchmark, as we maintained exposures to high-quality and low-volatility stocks throughout the year in line with our view that these factors most consistently add value in the Real Estate sector. The brief periods of underperformance offset positive relative results from our factor emphasis over the remainder of the period as the Real Estate sector returned to its longer-term tendencies, with high-quality, growth-oriented REITs outperforming. The low-quality rallies also led to the outperformance of REIT industries that are underweighted in the Portfolio. The majority of underperformance was concentrated in office and retail REITs, which both strongly outpaced the Real Estate sector during this period.
Overall, however, our allocation among REIT industries had only a modest impact on performance, while most of the performance was driven by security selection within industries. Office and retail REITs experienced the biggest rallies among low-quality stocks and therefore detracted the most in the Portfolio. In contrast, the Portfolio benefited from strong stock selection among health care REITs.
What is your outlook?
With near certainty that the Federal Reserve’s cycle of interest rate increases has ended, our outlook regarding the impact of rates on the
REIT market has shifted recently. If expected interest rate cuts materialize in 2024, that should benefit more highly leveraged companies in the REIT sector. This expectation likely drove the rally in those stocks late in 2023. However, if rate cuts are smaller or later than the market expects, those gains are likely to reverse. We continue to believe that office REITs face long-term headwinds, leading us to underweighted holdings of the industry in the Portfolio. The Portfolio maintains a modest overweighting in apartments.
Our quantitative model seeks balanced exposure to numerous factors that we believe can differentiate stock performance within the industry. In the current environment, we are emphasizing growth and profitability as the Portfolio’s primary factor exposures. We are also overweighting stocks with lower volatility than their peers. Additionally, we look for companies with quality balance sheet ratios, moderate financial leverage, and stable income streams. Finally, we gauge market sentiment for stocks in the universe by improving earnings forecasts and price momentum. Our gauge of factor valuations indicates most factors are near historical norms.
For much of the year, the Portfolio benefited from its exposure to high-quality stocks with low volatility and moderate-to-low levels of financial leverage. We continue to believe this factor profile will benefit the Portfolio’s long-term performance, and we continue to look for stocks at the high end of the quality spectrum.

Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrial REITs 15.7%
Retail REITs 15.4%
Telecom Tower REITs 14.3%
Multi-Family Residential REITs 11.6%
Data Center REITs 8.9%
Health Care REITs 7.8%
Other Specialized REITs 6.8%
Self-Storage REITs 4.9%
Single-Family Residential
REITs 4.3%
Office REITs 3.2%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 8.9%
American Tower Corporation 8.3%
Equinix, Inc. 6.5%
Simon Property Group, Inc. 4.2%
Welltower, Inc. 3.7%
Crown Castle, Inc. 3.1%
Public Storage 3.0%
SBA Communications Corporation 2.9%
AvalonBay Communities, Inc. 2.8%
Digital Realty Trust, Inc. 2.4%
These securities represent 45.8% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
10.14% 7.11% 7.41%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The FTSE Nariet All Equity REITs Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Growth Portfolio

Siddharth Sinha, CFA, Michael P. Hubbard, and Mark C. Militello, CFA, Portfolio Co-Managers*
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective August 31, 2023, Mark C. Militello, CFA, has been named as a portfolio manager of the Portfolio.
How did the Portfolio perform during 12-month period ended December 31, 2023?
Thrivent Small Cap Growth Portfolio earned a return of 9.86%, compared with the average return of its peer group, the Morningstar Small
Growth category, of 16.58%. The Portfolio’s market benchmarks, the Russell 2000® Growth Index and the S&P SmallCap 600 Growth
Index, earned returns of 18.66% and 17.10%, respectively.
What factors affected the Portfolio’s performance?
Significantly higher interest rates were a major headwind to company fundamentals throughout much of the reporting period, particularly for long-duration asset classes such as small-cap growth equities. The confluence of many events since the outbreak of the Covid pandemic, including economic stimulus, supply-chain difficulties, structural changes in labor participation, and the conflicts in Ukraine and the Middle East, just to name a few, continued to push inflationary forces and interest rates to levels this country and the world have not experienced for decades. The pace and magnitude of interest rate increases, and the potential for a recession, had a much greater negative impact on small-cap companies, which were pressured fundamentally by increased borrowing costs, impeded access to credit, and volatile end customer demand. As a result, small-cap growth stocks significantly underperformed through October as the market was led by a very narrow group of mega-cap technology stocks.
However, the situation rapidly changed in the final two months of the reporting period as declining inflation readings led to increasing investor optimism regarding the potential for a soft landing for the U.S. economy. The Federal Reserve added fuel to the fire in December with an abrupt shift from its previous “higher-for-longer” narrative to forecasting at least three rate cuts in 2024. As a result, small-cap equities rallied sharply in the final two months of the year, bringing the small-cap growth segment back into positive territory for the year.
Against this wildly divergent backdrop, the Portfolio underperformed both the Russell 2000® Growth Index and the Morningstar peer group, primarily driven by stock selection, which was particularly weak in the Health Care and Industrials sectors. In Health Care, Silk
Road Medical significantly underperformed after Medicare’s reimbursement rate improved for a competitor’s device. The combination of a long-duration investment thesis, lack of near-term cash flow, and a more competitive market led to underperformance. InMode, a profitable medical equipment manufacturing company, was negatively impacted as higher rates and tighter credit conditions reduced doctors’
ability to finance the company’s machines. Also, geopolitical concerns contributed to negative sentiment surrounding InMode because most of the company’s manufacturing base is in Israel. Health care services provider Agiliti announced a CEO change that led to a strategy change, resulting in a lower margin profile than originally underwritten, which broke the investment thesis. In Industrials, Xometry, a marketplace for specialty manufacturing and prototyping, made a large acquisition in an adjacent market and continued to spend marketing dollars in a significantly weakening demand environment, which increased the company’s cash burn. Additionally, in Industrials,
Driven Brands, a franchisor, owner, and operator of various automotive services, experienced a CFO transition and drastically reduced its growth and earnings outlook.
Positive stock selection in Consumer Staples and Financials partially offset the negative impacts of Health Care and Industrials. In
Consumer Staples, e.l.f. Beauty, an innovative and low-cost producer of cosmetics, continued to gain significant market share, which drove growth ahead of expectations. Also, energy drink manufacturer Celsius Holdings continued to gain market share and expand its addressable market with new products. In Financials, Hamilton Lane and Triumph Financial were both positive contributors.
What is your outlook?
Because of the current level of business uncertainty and continued increases in the federal funds rate during this period, the market remains unsure about how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in economic activity. These swings in sentiment often present opportunities. As a result, we added to or initiated positions in Industrials, Information Technology, Health Care, and Communication
Services, while reducing or selling other positions as investment theses played out or proved no longer valid in Health Care and Materials.
Our focus remains on finding quality growth companies with significant opportunities for growth in sales, income, and free cash flow.

Portfolio Composition
(% of Portfolio)
Common Stock 97.2%
Short-Term Investments 2.3%
Registered Investments
Companies 0.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 22.8%
Industrials 19.8%
Health Care 14.8%
Consumer Discretionary 10.3%
Financials 9.5%
Consumer Staples 6.9%
Communications Services 3.7%
Materials 3.7%
Real Estate 3.0%
Energy 2.7%
Top 10 Holdings
(% of Net Assets)
e.l.f . Beauty, Inc. 2.3%
Guidewire Software, Inc. 1.9%
Simpson Manufacturing Company, Inc. 1.9%
Varonis Systems, Inc. 1.9%
Sprout Social, Inc. 1.9%
Triumph Financial, Inc. 1.8%
Saia, Inc. 1.8%
Houlihan Lokey , Inc. 1.7%
Hamilton Lane, Inc. 1.7%
Workiva , Inc. 1.7%
These securities represent 18.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year
From Inception
4/27/2018
9.86% 13.59% 10.06%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 2000® Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
** The S&P SmallCap 600 Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constitu-
ents are drawn from the S&P 600®.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Index Portfolio

Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600® Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, futures contract, indexing strategy/index tracking, issuer, and redemption. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Small Cap Index Portfolio earned a return of 15.79%, compared with the average return of its peer group, the Morningstar Small
Blend category, of 15.57%. The Portfolio’s market benchmark, the S&P SmallCap 600® Index, earned a return of 16.05%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P SmallCap 600® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to portfolio composition and cash flow management.
After a difficult 2022, U.S. stocks staged a comeback in 2023, soaring 26.29% (S&P 500®) driven by cooling inflation, easing fears of recession, and renewed optimism for technology and growth stocks. The S&P 500® had a return above 25% for the third time in the past five years. The Technology sector led the charge with a 57% gain, while the Nasdaq Composite and Dow Jones Industrial Average followed suit with impressive rallies of their own. The year ended with improving investor sentiment due in part to the prospect of Federal
Reserve rate cuts in 2024.
What is your outlook?
Although the market ended 2023 on a positive note, several factors are weighing on investor sentiment in 2024. A potential economic slowdown could prove to be a drag on equity markets, but easing inflation may pave the way for earlier-than-expected rate cuts. If rate cuts happen and the economy avoids recession, we could find ourselves in another strong market. However, delayed action or a resurgence of inflation could provide for a volatile market backdrop in 2024. Additionally, U.S. elections and ongoing conflicts in both
Ukraine and the Middle East could add to overall market uncertainty.

Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Registered Investments
Companies 0.6%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.4%
Industrials 17.3%
Consumer Discretionary 14.7%
Information Technology 12.1%
Health Care 10.3%
Real Estate 7.5%
Materials 5.6%
Consumer Staples 4.4%
Energy 4.2%
Communications Services 2.7%
Top 10 Holdings
(% of Net Assets)
Cytokinetics, Inc. 0.7%
e.l.f . Beauty, Inc. 0.7%
iShares Core S&P Small-Cap ETF 0.6%
SPS Commerce, Inc. 0.6%
Fabrinet 0.6%
Applied Industrial Technologies, Inc. 0.6%
Meritage Homes Corporation 0.6%
Ensign Group, Inc. 0.5%
Allegheny Technologies, Inc. 0.5%
Mueller Industries, Inc. 0.5%
These securities represent 5.9% of the total net
assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
15.79% 10.78% 8.40%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA, James M. Tinucci, CFA, and Katelyn R. Young, CPA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, investment adviser, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2023?
Thrivent Small Cap Stock Portfolio earned a return of 12.62%, compared with the average return of its peer group, the Morningstar Small
Blend category, of 15.57%. The Portfolio’s market benchmarks, the Russell 2000® Index and the S&P SmallCap 600® Index, earned returns of 16.93% and 16.05%, respectively.
What factors affected the Portfolio’s performance?
The Portfolio underperformed versus the Morningstar Small Blend category, the Russell 2000® Index, and the S&P SmallCap 600® Index
due to stock selection. Compared to the Russell 2000® Index, security selection was weak in nine of the 11 sectors, led by Consumer
Discretionary and Information Technology. Within Consumer Discretionary, Zumiez, a mall-based retailer of non-mainstream apparel and hard goods, was the biggest detractor as revenues and margins both declined. Another underperformer was Everi Holdings, a developer and manufacturer of equipment and technologies for the gaming industry that saw gaming revenue growth begin to slow. In Information
Technology, TTM Technologies was a significant detractor. This manufacturer of printed circuit boards and radio frequency components was impacted by a lack of demand in most of its end markets. We sold Everi and Zumiez during the period, but TTM Technologies is still held in the Portfolio.
The Portfolio’s sector weightings result from our security selection process based on bottom-up industry and company research, with
Industrials representing the largest overweighting, followed by the Information Technology sector. By the period end, the Portfolio’s underweighting in Consumer Discretionary had increased and its overweighting to Industrials decreased because we reduced or sold certain securities as investment theses played out or proved no longer valid. The Portfolio’s performance benefited from an underweighting in Health Care, which was one of the weaker sectors of the market during the period.
What is your outlook?
Because of the current level of business uncertainty and continued increases in the federal funds rate during this period, the market remains unsure about how much and how long the economy will be impacted. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in economic activity. These swings in sentiment often result in sharp movements in stock prices, which can present opportunities. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income, and free cash flow. Short-term price changes are an opportunity for investors that are focused on the long term.

Portfolio Composition
(% of Portfolio)
Common Stock 94.7%
Short-Term Investments 3.1%
Registered Investment
Companies 2.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 22.2%
Financials 15.8%
Information Technology 15.7%
Consumer Discretionary 9.2%
Health Care 7.5%
Materials 6.8%
Real Estate 5.9%
Energy 3.7%
Consumer Staples 3.2%
Utilities 2.4%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.6%
Ally Financial, Inc. 2.1%
Badger Infrastructure Solutions, Ltd. 2.1%
National Storage Affiliates Trust 2.0%
Air Lease Corporation 1.8%
RLI Corporation 1.8%
Houlihan Lokey, Inc. 1.7%
Enovis Corporation 1.7%
Plexus Corporation 1.7%
United States Lime & Minerals, Inc. 1.6%
These securities represent 19.1% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
Average Annual Total Returns
1
As of December 31, 2023
1-Year 5-Year 10-Year
12.62% 14.54% 10.62%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call
800-847-4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Russell 2000® index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.
** The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 7/1/2023
Ending Account Value
12/31/2023
Expenses Paid During
Period  7/1/2023
- 12/31/2023
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $1,069 $2.98 0.57%
Hypothetical
**
$1,000 $1,022 $2.91 0.57%
Thrivent All Cap Portfolio
Actual
$1,000 $1,068 $3.44 0.66%
Hypothetical
**
$1,000 $1,022 $3.37 0.66%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $1,054 $3.33 0.64%
Hypothetical
**
$1,000 $1,022 $3.28 0.64%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $1,048 $2.42 0.47%
Hypothetical
**
$1,000 $1,023 $2.39 0.47%
Thrivent Emerging Markets Equity Portfolio
Actual
$1,000 $1,046 $4.41 0.85%
Hypothetical
**
$1,000 $1,021 $4.35 0.85%
Thrivent ESG Index Portfolio
Actual
$1,000 $1,088 $1.89 0.36%
Hypothetical
**
$1,000 $1,023 $1.84 0.36%
Thrivent Global Stock Portfolio
Actual
$1,000 $1,076 $3.23 0.62%
Hypothetical
**
$1,000 $1,022 $3.14 0.62%
Thrivent Government Bond Portfolio
Actual
$1,000 $1,030 $2.38 0.47%
Hypothetical
**
$1,000 $1,023 $2.37 0.47%
Thrivent Healthcare Portfolio
Actual
$1,000 $1,028 $4.33 0.85%
Hypothetical
**
$1,000 $1,021 $4.31 0.85%

Beginning Account
Value 7/1/2023
Ending Account Value
12/31/2023
Expenses Paid During
Period  7/1/2023
- 12/31/2023
*
Annualized Expense
Ratio
Thrivent High Yield Portfolio
Actual
$1,000 $1,067 $2.33 0.45%
Hypothetical
**
$1,000 $1,023 $2.28 0.45%
Thrivent Income Portfolio
Actual
$1,000 $1,052 $2.26 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent International Allocation Portfolio
Actual
$1,000 $1,065 $3.88 0.75%
Hypothetical
**
$1,000 $1,021 $3.80 0.75%
Thrivent International Index Portfolio
Actual
$1,000 $1,053 $2.17 0.42%
Hypothetical
**
$1,000 $1,023 $2.14 0.42%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $1,123 $2.31 0.43%
Hypothetical
**
$1,000 $1,023 $2.20 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $1,079 $1.21 0.23%
Hypothetical
**
$1,000 $1,024 $1.18 0.23%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $1,074 $3.28 0.63%
Hypothetical
**
$1,000 $1,022 $3.20 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $1,041 $2.29 0.45%
Hypothetical
**
$1,000 $1,023 $2.27 0.45%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $1,032 $4.61 0.90%
Hypothetical
**
$1,000 $1,021 $4.58 0.90%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $1,028 $4.34 0.85%
Hypothetical
**
$1,000 $1,021 $4.33 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $1,069 $1.30 0.25%
Hypothetical
**
$1,000 $1,024 $1.27 0.25%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $1,039 $3.37 0.66%
Hypothetical
**
$1,000 $1,022 $3.34 0.66%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $1,072 $4.70 0.90%
Hypothetical
**
$1,000 $1,021 $4.58 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $1,063 $2.27 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $1,065 $2.33 0.45%
Hypothetical
**
$1,000 $1,023 $2.29 0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $1,054 $2.35 0.45%
Hypothetical
**
$1,000 $1,023 $2.32 0.45%

Beginning Account
Value 7/1/2023
Ending Account Value
12/31/2023
Expenses Paid During
Period  7/1/2023
- 12/31/2023
*
Annualized Expense
Ratio
Thrivent Money Market Portfolio
Actual
$1,000 $1,026 $1.58 0.31%
Hypothetical
**
$1,000 $1,024 $1.58 0.31%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $1,052 $4.14 0.80%
Hypothetical
**
$1,000 $1,021 $4.07 0.80%
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $1,051 $3.48 0.67%
Hypothetical
**
$1,000 $1,022 $3.44 0.67%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $1,072 $4.55 0.87%
Hypothetical
**
$1,000 $1,021 $4.44 0.87%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $1,021 $4.79 0.94%
Hypothetical
**
$1,000 $1,020 $4.79 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $1,093 $1.28 0.24%
Hypothetical
**
$1,000 $1,024 $1.24 0.24%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $1,069 $3.65 0.70%
Hypothetical
**
$1,000 $1,022 $3.56 0.70%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the thirty-two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Series Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Thrivent Aggressive Allocation Portfolio Thrivent Limited Maturity Bond Portfolio
Thrivent All Cap Portfolio Thrivent Low Volatility Equity Portfolio
Thrivent Balanced Income Plus Portfolio Thrivent Mid Cap Growth Portfolio
Thrivent Diversified Income Plus Portfolio Thrivent Mid Cap Index Portfolio
Thrivent Emerging Markets Equity Portfolio Thrivent Mid Cap Stock Portfolio
Thrivent ESG Index Portfolio Thrivent Mid Cap Value Portfolio
Thrivent Global Stock Portfolio Thrivent Moderate Allocation Portfolio
Thrivent Government Bond Portfolio Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Healthcare Portfolio Thrivent Moderately Conservative Allocation Portfolio
Thrivent High Yield Portfolio Thrivent Money Market Portfolio
Thrivent Income Portfolio Thrivent Multidimensional Income Portfolio
Thrivent International Allocation Portfolio Thrivent Opportunity Income Plus Portfolio
Thrivent International Index Portfolio Thrivent Real Estate Securities Portfolio
Thrivent Large Cap Growth Portfolio Thrivent Small Cap Growth Portfolio
Thrivent Large Cap Index Portfolio Thrivent Small Cap Index Portfolio
Thrivent Large Cap Value Portfolio Thrivent Small Cap Stock Portfolio
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, agent banks, transfer agents and brokers;
when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
February 16, 2024
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 46.1% ) Value
Communications Services (3.1%)
19,209 Alphabet, Inc., Class A
a
$ 2,683,305
159,887 Alphabet, Inc., Class C
a
22,532,875
16,392 Altice USA, Inc.
a
53,274
5,612 AMC Networks, Inc.
a
105,449
2,230 Bumble, Inc.
a
32,870
45 Cable One, Inc. 25,047
93,648 Cargurus, Inc.
a
2,262,536
64,161 Comcast Corporation 2,813,460
10,672 Electronic Arts, Inc. 1,460,036
6,237 Emerald Holding, Inc.
a,b
37,297
2,175 Entravision Communications
Corporation 9,070
3,693 Frontier Communications Parent,
Inc.
a
93,581
11,841 iHeartMedia, Inc.
a
31,615
3,621 Imax Corporation
a
54,387
40,432 Integral Ad Science Holding
Corporation
a
581,816
4,052 Interpublic Group of Companies,
Inc. 132,257
9,105 Liberty Global, Ltd., Class A
a
161,796
5,030 Liberty Global, Ltd., Class C
a
93,759
6,347 Liberty Latin America, Ltd., Class
A
a
46,397
3,081 Live Nation Entertainment, Inc.
a
288,382
62,266 Lumen Technologies, Inc.
a
113,947
2,301 Match Group, Inc.
a
83,986
43,179 Meta Platforms, Inc.
a
15,283,639
2,999 Netflix, Inc.
a
1,460,153
752 Omnicom Group, Inc. 65,056
19,991 Pinterest, Inc.
a
740,467
4,275 Playtika Holding Corporation
a
37,278
116,646 QuinStreet, Inc.
a
1,495,402
884 Roku, Inc.
a
81,027
2,117 Sinclair, Inc. 27,585
1,880 TechTarget, Inc.
a
65,537
4,316 Telephone and Data Systems, Inc. 79,199
22,688 Trade Desk, Inc.
a
1,632,628
137,723 Verizon Communications, Inc. 5,192,157
102,468 Warner Brothers Discovery, Inc.
a
1,166,086
151 Yelp, Inc.
a
7,148
27,784 Ziff Davis, Inc.
a
1,866,807
Total 62,897,311
Consumer Discretionary (5.3%)
4,359 2U, Inc.
a
5,362
114 Adient plc
a
4,145
2,083 Airbnb, Inc.
a
283,580
159,836 Amazon.com, Inc.
a
24,285,482
838 American Axle & Manufacturing
Holdings, Inc.
a
7,383
11,354 American Eagle Outfitters, Inc. 240,251
43,876 Aptiv plc
a
3,936,555
4,804 Autoliv, Inc. 529,353
82 AutoNation, Inc.
a
12,315
1,274 Beazer Homes USA, Inc.
a
43,048
1,609 Best Buy Company, Inc. 125,952
949 Booking Holdings, Inc.
a
3,366,312
18,751 Boot Barn Holdings, Inc.
a
1,439,327
7,546 Brunswick Corporation 730,075
2,723 Buckle, Inc. 129,397
557 Chegg, Inc.
a
6,327
1,359 Chipotle Mexican Grill, Inc.
a
3,107,979
101,671 Clarus Corporation 701,021
21,369 Columbia Sportswear Company 1,699,690
Shares Common Stock (46.1%) Value
Consumer Discretionary (5.3%) - continued
1,967 Container Store Group, Inc.
a
$ 4,485
36,598 Cooper-Standard Holdings, Inc.
a
715,125
8,793 Crocs, Inc.
a
821,354
1,475 Culp, Inc.
a
8,540
12,813 D.R. Horton, Inc. 1,947,320
10,937 Dana, Inc. 159,790
2,112 Darden Restaurants, Inc. 347,002
2,211 Deckers Outdoor Corporation
a
1,477,899
6,468 Domino's Pizza, Inc. 2,666,304
1,246 DoorDash, Inc.
a
123,217
48 Dorman Products, Inc.
a
4,004
4,442 eBay, Inc. 193,760
491 El Pollo Loco Holdings, Inc.
a
4,331
1,505 Etsy, Inc.
a
121,980
9,786 Everi Holdings, Inc.
a
110,288
15,272 Expedia Group, Inc.
a
2,318,137
13,986 Five Below, Inc.
a
2,981,256
72 Fox Factory Holding Corporation
a
4,859
11,183 Gap, Inc. 233,836
19,467 Gentex Corporation 635,792
1,419 Genuine Parts Company 196,531
6,443 Goodyear Tire & Rubber
Company
a
92,264
8,666 Grand Canyon Education, Inc.
a
1,144,259
2,028 Green Brick Partners, Inc.
a
105,334
5,679 Harley-Davidson, Inc. 209,214
9,132 Hilton Worldwide Holdings, Inc. 1,662,846
23,903 Home Depot, Inc. 8,283,585
741 KB Home 46,283
11,430 Laureate Education, Inc. 156,705
1,602 La-Z-Boy, Inc. 59,146
2,229 Lear Corporation 314,757
1,326 Lennar Corporation 197,627
1,618 LKQ Corporation 77,324
13,862 Lowe's Companies, Inc. 3,084,988
4,177 Lululemon Athletica, Inc.
a
2,135,658
1,051 M/I Homes, Inc.
a
144,765
31 Marriott Vacations Worldwide
Corporation 2,632
16,121 McDonald's Corporation 4,780,038
9,086 Meritage Homes Corporation 1,582,781
1,004 MGM Resorts International
a
44,859
34,934 Mobileye Global, Inc.
a
1,513,341
18,745 Modine Manufacturing Company
a
1,119,076
4,385 Mohawk Industries, Inc.
a
453,847
3,840 Nordstrom, Inc. 70,848
482 NVR, Inc.
a
3,374,217
7,148 Papa John's International, Inc. 544,892
2,818 Polaris, Inc. 267,062
3,851 Pool Corporation 1,535,432
30,981 Qurate Retail, Inc.
a
27,124
3,396 Ross Stores, Inc. 469,972
4,596 SeaWorld Entertainment, Inc.
a
242,807
186 Shake Shack, Inc.
a
13,786
11,900 SharkNinja, Inc. 608,923
28,722 Skyline Champion Corporation
a
2,132,896
20,504 Sony Group Corporation ADR 1,941,524
85,330 Stoneridge, Inc.
a
1,669,908
388 Taylor Morrison Home Corporation
a
20,700
37,827 Tesla, Inc.
a
9,399,253
156,773 ThredUp, Inc.
a
352,739
276 TopBuild Corporation
a
103,296
7,259 Travel + Leisure Company 283,754
12 Ulta Beauty, Inc.
a
5,880
2,959 Upbound Group, Inc. 100,517

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Consumer Discretionary (5.3%) - continued
3,567 Urban Outfitters, Inc.
a
$ 127,306
130 Vail Resorts, Inc. 27,751
125 Visteon Corporation
a
15,612
11,442 Wendy's Company 222,890
3,874 Wingstop, Inc. 993,991
14,591 Wyndham Hotels & Resorts, Inc. 1,173,262
238 XPEL, Inc.
a
12,816
Total 108,679,851
Consumer Staples (2.1%)
19,390 Altria Group, Inc. 782,193
3,139 Archer-Daniels-Midland Company 226,699
2,787 BellRing Brands, Inc.
a
154,483
47,153 BJ's Wholesale Club Holdings,
Inc.
a
3,143,219
7,175 Casey's General Stores, Inc. 1,971,259
45,851 Celsius Holdings, Inc.
a
2,499,797
42,810 Coca-Cola Company 2,522,793
2,232 Constellation Brands, Inc. 539,586
130,508 Coty, Inc.
a
1,620,909
1,136 Darling Ingredients, Inc.
a
56,618
15,278 e.l.f. Beauty, Inc.
a
2,205,227
10,240 Flowers Foods, Inc. 230,502
615 Hain Celestial Group, Inc.
a
6,734
224 Hershey Company 41,763
6,700 J & J Snack Foods Corporation 1,119,838
7,782 John B. Sanfilippo & Son, Inc. 801,857
75,929 Kenvue, Inc. 1,634,751
9,735 Kimberly-Clark Corporation 1,182,900
3,463 Kroger Company 158,294
21,309 Lamb Weston Holdings, Inc. 2,303,290
11,490 Lancaster Colony Corporation 1,911,821
204 McCormick & Company, Inc. 13,958
14,442 Mondelez International, Inc. 1,046,034
376 PepsiCo, Inc. 63,860
33,193 Philip Morris International, Inc. 3,122,797
23,880 Pilgrim's Pride Corporation
a
660,521
331 PriceSmart, Inc. 25,083
6,560 Procter & Gamble Company 961,302
850 SpartanNash Company 19,508
30,509 Sysco Corporation 2,231,123
60,489 Turning Point Brands, Inc. 1,592,070
12,349 Tyson Foods, Inc. 663,759
47,609 US Foods Holding Corporation
a
2,161,925
36,975 Walmart, Inc. 5,829,109
Total 43,505,582
Energy (1.9%)
7,815 APA Corporation 280,402
5,597 Baker Hughes Company 191,306
1,008 Cactus, Inc. 45,763
1,312 California Resources Corporation 71,740
1,468 ChampionX Corporation 42,880
447 Cheniere Energy, Inc. 76,307
20,456 Chesapeake Energy Corporation 1,573,885
1,070 Chevron Corporation 159,601
128 Civitas Resources, Inc. 8,753
26,381 ConocoPhillips 3,062,043
11,926 Coterra Energy, Inc. 304,352
2,276 CVR Energy, Inc. 68,963
58,897 Devon Energy Corporation 2,668,034
79,243 Enterprise Products Partners, LP 2,088,053
12,451 EOG Resources, Inc. 1,505,948
2,626 Expro Group Holdings NV
a
41,806
Shares Common Stock (46.1%) Value
Energy (1.9%) - continued
39,029 Exxon Mobil Corporation $ 3,902,119
3,260 Gulfport Energy Corporation
a
434,232
111,479 Halliburton Company 4,029,966
3,716 HF Sinclair Corporation 206,498
548 International Seaways, Inc. 24,923
10,878 Liberty Energy, Inc. 197,327
1,945 Magnolia Oil & Gas Corporation 41,409
11,078 Marathon Oil Corporation 267,645
11,065 Marathon Petroleum Corporation 1,641,603
40,529 Matador Resources Company 2,304,479
3,774 Murphy Oil Corporation 160,999
78,253 NOV, Inc. 1,586,971
820 ONEOK, Inc. 57,580
5,483 Ovintiv, Inc. 240,813
6,356 Par Pacific Holdings, Inc.
a
231,168
1,720 Patterson-UTI Energy, Inc. 18,576
6,750 Phillips 66 898,695
20,795 Pioneer Natural Resources
Company 4,676,380
20,334 ProPetro Holding Corporation
a
170,399
8,207 Schlumberger NV 427,092
13,213 Shell plc NVDR 869,415
7,107 SM Energy Company 275,183
1,121 Solaris Oilfield Infrastructure, Inc. 8,923
147,891 TechnipFMC plc 2,978,525
6,951 TETRA Technologies, Inc.
a
31,419
2,710 U.S. Silica Holdings, Inc.
a
30,650
5,765 Viper Energy, Inc. 180,906
5,005 Williams Companies, Inc. 174,324
Total 38,258,055
Financials (6.6%)
487 1st Source Corporation 26,761
10,343 Allstate Corporation 1,447,813
59,843 Ally Financial, Inc. 2,089,718
2,007 Amalgamated Financial
Corporation 54,069
1,107 Amerant Bancorp, Inc. 27,199
19,787 American Express Company 3,706,897
986 American Financial Group, Inc. 117,226
32,672 American International Group, Inc. 2,213,528
9,498 Ameriprise Financial, Inc. 3,607,625
507 Ameris Bancorp 26,896
6,533 Annaly Capital Management, Inc. 126,544
68 Apollo Global Management, Inc. 6,337
12,373 Arch Capital Group, Ltd.
a
918,943
5,069 Arthur J. Gallagher & Company 1,139,917
1,922 Artisan Partners Asset
Management, Inc. 84,914
382 AssetMark Financial Holdings,
Inc.
a
11,441
5,397 Associated Banc-Corp 115,442
535 Assurant, Inc. 90,142
1,338 Assured Guaranty, Ltd. 100,123
424 Atlantic Union Bankshares
Corporation 15,493
513 Axis Capital Holdings, Ltd. 28,405
1,426 Axos Financial, Inc.
a
77,860
4,465 Banc of California, Inc. 59,965
107,603 Bank of America Corporation 3,622,993
722 Bank of Hawaii Corporation
b
52,316
2,554 Bank of Marin Bancorp 56,239
16,852 Bank of N.T. Butterfield & Son, Ltd. 539,433
54,739 Bank of New York Mellon
Corporation 2,849,165

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Financials (6.6%) - continued
1,394 Bank OZK $ 69,463
1,433 BankFinancial Corporation 14,703
67 BankUnited, Inc. 2,173
1,592 Banner Corporation 85,267
459 BayCom Corporation 10,828
2,681 BCB Bancorp, Inc. 34,451
5,977 Berkshire Hathaway, Inc.
a
2,131,757
2,859 Berkshire Hills Bancorp, Inc. 70,989
980 BlackRock, Inc. 795,564
4,459 Block, Inc.
a
344,904
22,498 Blue Owl Capital, Inc. 335,220
114 BOK Financial Corporation 9,764
39,553 Bridgewater Bancshares, Inc.
a
534,757
2,698 Brighthouse Financial, Inc.
a
142,778
2,951 BrightSpire Capital, Inc. 21,955
4,487 Brookline Bancorp, Inc. 48,953
9,176 Brown & Brown, Inc. 652,505
2,403 Business First Bancshares, Inc. 59,234
946 Byline Bancorp, Inc. 22,288
2,354 Cadence Bank 69,655
240 Camden National Corporation 9,031
1,460 Cantaloupe, Inc.
a
10,819
167 Capital City Bank Group, Inc. 4,915
12,020 Capital One Financial Corporation 1,576,062
7,076 Capitol Federal Financial, Inc. 45,640
37,684 Carlyle Group, Inc. 1,533,362
383 Cathay General Bancorp 17,070
5,795 Cboe Global Markets, Inc. 1,034,755
9,710 Central Pacific Financial
Corporation 191,093
246 Central Valley Community Bancorp 5,498
40,614 Charles Schwab Corporation 2,794,243
13,909 Chubb, Ltd. 3,143,434
8,760 Cincinnati Financial Corporation 906,310
7,658 Citigroup, Inc. 393,927
6,085 Citizens Financial Group, Inc. 201,657
221 CNA Financial Corporation 9,350
2,139 CNB Financial Corporation 48,320
6,388 Columbia Banking System, Inc. 170,432
29,395 Comerica, Inc. 1,640,535
1,893 Commerce Bancshares, Inc.
a
101,105
224 Community Bank System, Inc. 11,673
3,930 Community Trust Bancorp, Inc. 172,370
996 ConnectOne Bancorp, Inc. 22,818
1,913 CrossFirst Bankshares, Inc.
a
25,979
912 Cullen/Frost Bankers, Inc. 98,943
1,540 Customers Bancorp, Inc.
a
88,735
627 CVB Financial Corporation 12,659
3,853 Dime Community Bancshares, Inc. 103,761
10,993 Discover Financial Services 1,235,613
3,811 Eagle Bancorp, Inc. 114,864
3,309 East West Bancorp, Inc. 238,083
841 Eastern Bankshares, Inc. 11,942
4,556 Ellington Residential Mortgage
REIT 27,928
1,110 Employers Holdings, Inc. 43,734
2,082 Enova International, Inc.
a
115,259
1,813 Enterprise Financial Services
Corporation 80,950
1,445 Equity Bancshares, Inc. 48,985
222 EVERTEC, Inc. 9,089
63,483 F.N.B. Corporation 874,161
6,205 FactSet Research Systems, Inc. 2,960,095
12,742 Federated Hermes, Inc. 431,444
Shares Common Stock (46.1%) Value
Financials (6.6%) - continued
3,745 Fidelity National Information
Services, Inc. $ 224,962
5,756 Fifth Third Bancorp 198,524
3,012 Financial Institutions, Inc. 64,156
5,075 First Bancorp/Puerto Rico 83,484
1,330 First Bancshares, Inc. 39,009
179 First Citizens BancShares, Inc./NC 253,996
2,675 First Commonwealth Financial
Corporation 41,302
3,157 First Financial Bancorp 74,979
1,508 First Financial Bankshares, Inc. 45,692
1,325 First Financial Corporation 57,015
1,348 First Foundation, Inc. 13,049
825 First Hawaiian, Inc. 18,859
8,987 First Horizon Corporation 127,256
1,379 First Internet Bancorp 33,358
363 First Interstate BancSystem, Inc. 11,162
440 First Merchants Corporation 16,315
1,091 First Mid-Illinois Bancshares, Inc. 37,814
3,279 First of Long Island Corporation 43,414
4,000 Fiserv, Inc.
a
531,360
203 Five Star Bancorp 5,315
1,099 FleetCor Technologies, Inc.
a
310,588
3,564 Flushing Financial Corporation 58,735
1,747 Flywire Corporation
a
40,443
6,281 Fulton Financial Corporation 103,385
7,469 Genworth Financial, Inc.
a
49,893
18,216 Glacier Bancorp, Inc. 752,685
1,256 Global Life, Inc. 152,880
8,120 Global Payments, Inc. 1,031,240
2,213 Great Southern Bancorp, Inc. 131,342
2,043 Green Dot Corporation
a
20,226
14,979 Hamilton Lane, Inc. 1,699,218
1,789 Hancock Whitney Corporation 86,927
11,783 Hanmi Financial Corporation 228,590
1,566 Hanover Insurance Group, Inc. 190,144
4,033 Hartford Financial Services Group,
Inc. 324,173
25,784 Heartland Financial USA, Inc. 969,736
5,668 Heritage Commerce Corporation 56,227
7,039 Heritage Financial Corporation 150,564
2,334 Home BancShares, Inc. 59,120
5,632 HomeStreet, Inc. 58,010
3,906 Hometrust Bancshares, Inc. 105,149
17,255 Hope Bancorp, Inc. 208,440
324 Horace Mann Educators
Corporation 10,595
4,344 Horizon Bancorp, Inc. 62,163
33,603 Houlihan Lokey, Inc. 4,029,336
13,061 Huntington Bancshares, Inc. 166,136
377 Independent Bank Corporation 24,810
3,551 Independent Bank Corporation/MI 92,397
51,921 Intercontinental Exchange, Inc. 6,668,214
405 International Bancshares
Corporation 22,000
4,103 Invesco Mortgage Capital, Inc. 36,353
14,173 Invesco, Ltd. 252,846
48,657 J.P. Morgan Chase & Company 8,276,556
612 Jack Henry & Associates, Inc. 100,007
14,046 Janus Henderson Group plc 423,487
80,980 KeyCorp 1,166,112
14,841 Kinsale Capital Group, Inc. 4,970,399
2,349 KKR & Company, Inc. 194,615
4,045 Lazard, Ltd. 140,766
10,944 M&T Bank Corporation 1,500,204

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Financials (6.6%) - continued
7,164 Marsh & McLennan Companies,
Inc. $ 1,357,363
4,582 Mastercard, Inc. 1,954,269
1,002 Mercantile Bank Corporation 40,461
24,212 MetLife, Inc. 1,601,140
143 Metropolitan Bank Holding
Corporation
a
7,919
9,913 MFA Financial, Inc. 111,719
61,986 MGIC Investment Corporation 1,195,710
538 Mid Penn Bancorp, Inc. 13,063
4,274 Midland States Bancorp, Inc. 117,791
6,538 MidWestOne Financial Group, Inc. 175,938
13,669 Morgan Stanley 1,274,634
6,806 Mr. Cooper Group, Inc.
a
443,207
5,836 MSCI, Inc. 3,301,133
432 MVB Financial Corporation 9,746
27,908 Nasdaq, Inc. 1,622,571
1,520 National Bank Holdings
Corporation 56,529
4,388 Navient Corporation 81,705
1,186 NCR Atleos Corporation
a
28,808
13,153 New York Community Bancorp,
Inc. 134,555
15,631 NMI Holdings, Inc.
a
463,928
19,867 Northern Trust Corporation 1,676,377
1,941 Northfield Bancorp, Inc. 24,418
170 Northrim BanCorp, Inc. 9,726
3,680 Northwest Bancshares, Inc. 45,926
24,729 NU Holdings, Ltd./Cayman
Islands
a
205,993
6,726 OceanFirst Financial Corporation 116,763
1,115 OFG Bancorp 41,790
3,429 Old National Bancorp 57,916
3,013 Old Republic International
Corporation 88,582
2,181 Old Second Bancorp, Inc. 33,675
8,234 OneMain Holdings, Inc. 405,113
366 Pacific Premier Bancorp, Inc. 10,654
75,095 PayPal Holdings, Inc.
a
4,611,584
892 PCB Bancorp 16,440
714 PennyMac Financial Services, Inc. 63,096
858 Peoples Bancorp, Inc./OH 28,966
1,139 Pinnacle Financial Partners, Inc. 99,344
383 PNC Financial Services Group,
Inc. 59,308
1,589 Popular, Inc. 130,409
2,756 Premier Financial Corporation 66,420
270 PROG Holdings, Inc.
a
8,346
8,189 Prosperity Bancshares, Inc. 554,641
4,414 Provident Financial Services, Inc. 79,584
2,253 Prudential Financial, Inc. 233,659
26,305 Radian Group, Inc. 751,008
38,970 Raymond James Financial, Inc. 4,345,155
3,669 Regions Financial Corporation 71,105
20,450 Rithm Capital Corporation 218,406
18,852 RLI Corporation 2,509,578
1,798 S&T Bancorp, Inc. 60,089
2,675 Sandy Spring Bancorp, Inc. 72,867
181 Seacoast Banking Corporation of
Florida 5,151
15,671 SEI Investments Company 995,892
342 ServisFirst Bancshares, Inc. 22,787
1,895 Shore Bancshares, Inc. 27,004
553 Simmons First National
Corporation 10,972
Shares Common Stock (46.1%) Value
Financials (6.6%) - continued
414 SmartFinancial, Inc. $ 10,139
235 Southern First Bancshares, Inc.
a
8,718
1,077 SouthState Corporation 90,953
1,381 Stellar Bancorp, Inc. 38,447
3,876 Synchrony Financial 148,024
6,450 Synovus Financial Corporation 242,842
1,744 T. Rowe Price Group, Inc. 187,811
1,384 Territorial Bancorp, Inc. 15,432
844 Towne Bank/Portsmouth, VA 25,117
2,125 TPG, Inc. 91,736
14,247 Tradeweb Markets, Inc. 1,294,767
31,569 Triumph Financial, Inc.
a
2,531,202
835 Truist Financial Corporation 30,828
2,373 TrustCo Bank Corporation NY 73,682
2,967 Trustmark Corporation 82,720
6,114 Two Harbors Investment
Corporation 85,168
1,864 U.S. Bancorp 80,674
511 UMB Financial Corporation 42,694
1,713 United Bankshares, Inc. 64,323
1,026 United Community Banks, Inc. 30,021
2,772 Univest Financial Corporation 61,067
3,460 Unum Group 156,461
4,678 Valley National Bancorp 50,803
3,311 Veritex Holdings, Inc. 77,047
11,074 Virtu Financial, Inc. 224,359
1,110 Visa, Inc. 288,988
14,424 Voya Financial, Inc. 1,052,375
2,173 W.R. Berkley Corporation 153,675
2,898 WaFd, Inc. 95,518
548 Walker & Dunlop, Inc. 60,833
3,291 Webster Financial Corporation 167,051
98,061 Wells Fargo & Company 4,826,562
634 Westamerica Bancorporation 35,764
55,860 Western Alliance Bancorp 3,675,029
36,410 Western Union Company 434,007
132 Willis Towers Watson plc 31,838
1,793 Wintrust Financial Corporation 166,301
1,175 WSFS Financial Corporation 53,968
2,096 XP, Inc. 54,643
19,550 Zions Bancorp NA 857,658
Total 135,533,165
Health Care (6.0%)
18,649 Abbott Laboratories 2,052,696
2,946 ACADIA Pharmaceuticals, Inc.
a
92,239
8,948 Agilent Technologies, Inc. 1,244,040
1,302 Agios Pharmaceuticals, Inc.
a
28,996
2,395 Aldeyra Therapeutics, Inc.
a
8,406
7,467 Align Technology, Inc.
a
2,045,958
13,005 Alkermes plc
a
360,759
12,271 Amgen, Inc. 3,534,293
3,315 Amicus Therapeutics, Inc.
a
47,040
5,041 Amneal Pharmaceuticals, Inc.
a
30,599
1,444 Anika Therapeutics, Inc.
a
32,721
8,660 Apellis Pharmaceuticals, Inc.
a
518,388
4,971 Argenx SE ADR
a
1,891,118
8,980 Ascendis Pharma AS ADR
a
1,131,031
22,439 AstraZeneca plc ADR 1,511,267
449 Avanos Medical, Inc.
a
10,071
106,972 Avantor, Inc.
a
2,442,171
5,288 Azenta, Inc.
a
344,460
2,252 Baxter International, Inc. 87,062
6,093 Biogen, Inc.
a
1,576,686
205 BioMarin Pharmaceutical, Inc.
a
19,766

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Health Care (6.0%) - continued
262 Bio-Rad Laboratories, Inc.
a
$ 84,597
31,633 Bio-Techne Corporation 2,440,802
3,346 Bruker Corporation 245,864
350 Cardinal Health, Inc. 35,280
4,315 CareDx, Inc.
a
51,780
13,772 Centene Corporation
a
1,022,020
3,159 Certara, Inc.
a
55,567
4,554 Charles River Laboratories
International, Inc.
a
1,076,566
5,238 Cigna Group 1,568,519
2,569 Codexis, Inc.
a
7,835
1,354 Cooper Companies, Inc. 512,408
20,280 CVS Health Corporation 1,601,309
23,052 Danaher Corporation 5,332,850
3,856 Deciphera Pharmaceuticals, Inc.
a
62,197
6,416 Definitive Healthcare Corporation
a
63,775
1,507 Denali Therapeutics, Inc.
a
32,340
20,400 Dentsply Sirona, Inc. 726,036
15,935 Dexcom, Inc.
a
1,977,374
8,749 Dynavax Technologies
Corporation
a
122,311
26,178 Edwards Lifesciences Corporation
a
1,996,072
66,282 Elanco Animal Health, Inc.
a
987,602
5,258 Elevance Health, Inc. 2,479,462
882 Eli Lilly & Company 514,135
830 Enanta Pharmaceuticals, Inc.
a
7,810
42,811 Enovis Corporation
a
2,398,272
7,258 Exelixis, Inc.
a
174,119
28,501 Gilead Sciences, Inc. 2,308,866
3,216 Globus Medical, Inc.
a
171,381
7,262 GoodRx Holdings, Inc.
a
48,655
49,665 Halozyme Therapeutics, Inc.
a
1,835,618
5,697 HCA Healthcare, Inc. 1,542,064
5,012 ICON plc
a
1,418,747
120 IDEXX Laboratories, Inc.
a
66,606
1,011 Illumina, Inc.
a
140,772
16,820 Immunocore Holdings plc ADR
a
1,149,142
8,633 Inspire Medical Systems, Inc.
a
1,756,211
12,075 Intuitive Surgical, Inc.
a
4,073,622
894 IQVIA Holding, Inc.
a
206,854
1,832 Jazz Pharmaceuticals, Inc.
a
225,336
14,954 Johnson & Johnson 2,343,890
1,015 Kodiak Sciences, Inc.
a
3,086
19,472 Laboratory Corporation of America
Holdings 4,425,791
15,590 Lantheus Holdings, Inc.
a
966,580
62 Ligand Pharmaceuticals, Inc.
a
4,428
890 LivaNova plc
a
46,049
9,673 Masimo Corporation
a
1,133,772
29 Medpace Holdings, Inc.
a
8,889
61,556 Medtronic plc 5,070,983
36,412 Merck & Company, Inc. 3,969,636
7,616 Molina Healthcare, Inc.
a
2,751,737
2,012 Myriad Genetics, Inc.
a
38,510
11,289 Natera, Inc.
a
707,143
782 National HealthCare Corporation 72,272
8,427 Neogen Corporation
a
169,467
42,818 Novo Nordisk AS ADR
a
4,429,522
5,955 Nuvation Bio, Inc.
a
8,992
66,369 Option Care Health, Inc.
a
2,235,972
3,408 Organon & Company 49,143
1,859 Pacira Pharmaceuticals, Inc.
a
62,723
2,575 Pediatrix Medical Group, Inc.
a
23,948
44,148 Pfizer, Inc. 1,271,021
37,022 Phreesia, Inc.
a
857,059
Shares Common Stock (46.1%) Value
Health Care (6.0%) - continued
88,467 Progyny, Inc.
a
$ 3,289,203
1,723 PTC Therapeutics, Inc.
a
47,486
744 Qiagen NV
a
32,312
5,744 QuidelOrtho Corporation
a
423,333
2,288 R1 RCM, Inc.
a
24,184
13,067 Repligen Corporation
a
2,349,447
3,990 Rocket Pharmaceuticals, Inc.
a
119,580
1,922 Royalty Pharma plc 53,989
10,023 Sarepta Therapeutics, Inc.
a
966,518
74,565 scPharmaceuticals, Inc.
a
467,523
1,811 Sensus Healthcare, Inc.
a
4,274
8,503 ShockWave Medical, Inc.
a
1,620,332
2,566 Stryker Corporation 768,414
744 Teleflex, Inc. 185,509
2,868 TG Therapeutics, Inc.
a,b
48,985
3,512 Thermo Fisher Scientific, Inc. 1,864,134
13,610 UnitedHealth Group, Inc. 7,165,257
1,521 Vanda Pharmaceuticals, Inc.
a
6,419
9,158 Veeva Systems, Inc.
a
1,763,098
5,631 Veracyte, Inc.
a
154,909
36,306 Vericel Corporation
a
1,292,857
1,118 Vertex Pharmaceuticals, Inc.
a
454,903
49,083 Viemed Healthcare, Inc.
a
385,302
1,626 Waters Corporation
a
535,328
1,142 West Pharmaceutical Services,
Inc. 402,121
1,471 Zentalis Pharmaceuticals, Inc.
a
22,286
16,381 Zimmer Biomet Holdings, Inc. 1,993,568
35,314 Zoetis, Inc. 6,969,924
Total 123,592,351
Industrials (6.4%)
3,150 A.O. Smith Corporation 259,686
292 Acuity Brands, Inc. 59,810
22,321 Advanced Drainage Systems, Inc. 3,139,225
4,948 AECOM 457,344
1,455 AGCO Corporation 176,652
29,092 Air Lease Corporation 1,220,119
4,724 Alight, Inc.
a
40,296
1,839 Allison Transmission Holdings, Inc. 106,938
10,887 AMETEK, Inc. 1,795,157
5,004 Armstrong World Industries, Inc. 491,993
34,567 ASGN, Inc.
a
3,324,308
5,640 Automatic Data Processing, Inc. 1,313,951
1,838 Axon Enterprise, Inc.
a
474,811
1,638 AZZ, Inc. 95,151
83,876 Badger Infrastructure Solutions,
Ltd. 2,576,953
12,414 Beacon Roofing Supply, Inc.
a
1,080,266
41 Boise Cascade Company 5,304
74 Brady Corporation 4,343
2,226 Builders FirstSource, Inc.
a
371,608
8,454 Carlisle Companies, Inc. 2,641,283
13,331 Casella Waste Systems, Inc.
a
1,139,267
10,927 Caterpillar, Inc. 3,230,786
5,698 Cimpress plc
a
456,125
144,602 CNH Industrial NV 1,761,252
141 Columbus McKinnon Corporation 5,502
9,684 Conduent Incorporated
a
35,347
1,074 CSW Industrials, Inc. 222,758
84,070 CSX Corporation 2,914,707
5,033 Cummins, Inc. 1,205,756
7,191 Curtiss-Wright Corporation 1,602,083
1,058 Daseke, Inc.
a
8,570
1,988 Deere & Company 794,942

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Industrials (6.4%) - continued
41,997 Delta Air Lines, Inc. $ 1,689,539
2,061 Donaldson Company, Inc. 134,686
32 Dover Corporation 4,922
2,908 EMCOR Group, Inc. 626,470
239 Equifax, Inc. 59,102
118,168 ExlService Holdings, Inc.
a
3,645,483
1,880 Expeditors International of
Washington, Inc. 239,136
85,416 Fastenal Company 5,532,394
8,650 Ferguson plc 1,670,056
28,323 First Advantage Corporation 469,312
32,463 Flowserve Corporation 1,338,125
20,179 Fluor Corporation
a
790,411
3,675 Gates Industrial Corporation plc
a
49,319
9,204 General Dynamics Corporation 2,390,003
6,239 General Electric Company 796,284
1,590 Gibraltar Industries, Inc.
a
125,578
61 GMS, Inc.
a
5,028
338 Gorman-Rupp Company 12,009
690 Graco, Inc. 59,864
15,265 Greenbrier Companies, Inc. 674,408
672 Griffon Corporation 40,958
35,284 Helios Technologies, Inc. 1,600,129
1,233 Herc Holdings, Inc. 183,581
3,926 Hillman Solutions Corporation
a
36,158
10,635 Honeywell International, Inc. 2,230,266
114,228 Howmet Aerospace, Inc. 6,182,019
602 Hubbell, Inc. 198,016
7,405 IDEX Corporation 1,607,700
4,321 Ingersoll Rand, Inc. 334,186
1,828 Interface, Inc. 23,069
177,972 Janus International Group, Inc.
a
2,322,535
8,287 JB Hunt Transport Services, Inc. 1,655,245
338 Johnson Controls International plc 19,482
3,167 Kennametal, Inc. 81,677
8,744 L3Harris Technologies, Inc. 1,841,661
17,104 Legalzoom.com, Inc.
a
193,275
10,399 Lincoln Electric Holdings, Inc. 2,261,367
7,575 ManpowerGroup, Inc. 601,985
9,628 Masco Corporation 644,883
50,943 Masterbrand, Inc.
a
756,504
1,233 Matson, Inc. 135,137
11,192 Maximus, Inc. 938,561
14,769 Middleby Corporation
a
2,173,554
15,583 Miller Industries, Inc. 659,005
4,404 Moog, Inc. 637,611
1,803 MSC Industrial Direct Company,
Inc. 182,572
440 MYR Group, Inc.
a
63,637
138 National Presto Industries, Inc. 11,079
6,822 Northrop Grumman Corporation 3,193,651
4,224 nVent Electric plc 249,596
7,084 Old Dominion Freight Line, Inc. 2,871,358
9,821 Oshkosh Corporation 1,064,695
1,805 Otis Worldwide Corporation 161,493
12,138 Owens Corning, Inc. 1,799,216
8,191 PACCAR, Inc. 799,851
7,527 Parker-Hannifin Corporation 3,467,689
1,309 Paycom Software, Inc. 270,597
929 Paylocity Holding Corporation
a
153,146
21,993 Pentair plc 1,599,111
231 PGT Innovations, Inc.
a
9,402
4,264 Quanta Services, Inc. 920,171
10,575 Regal Rexnord Corporation 1,565,312
2,444 Republic Services, Inc. 403,040
Shares Common Stock (46.1%) Value
Industrials (6.4%) - continued
1,883 Resideo Technologies, Inc.
a
$ 35,438
5,793 Saia, Inc.
a
2,538,608
30,268 Schneider National, Inc. 770,321
11,164 Simpson Manufacturing Company,
Inc. 2,210,249
7,550 SiteOne Landscape Supply, Inc.
a
1,226,875
4,326 SkyWest, Inc.
a
225,817
184 Snap-On, Inc. 53,147
2,578 Southwest Airlines Company 74,453
1,955 Standex International Corporation 309,633
529 Sterling Construction Company,
Inc.
a
46,515
9,591 Tennant Company 888,990
2,791 Terex Corporation 160,371
3,470 Textron, Inc. 279,057
282 Thermon Group Holdings, Inc.
a
9,185
35,687 Timken Company 2,860,313
508 Titan Machinery, Inc.
a
14,671
7,788 Trane Technologies plc 1,899,493
20,503 TransUnion 1,408,761
2,455 Trex Company, Inc.
a
203,249
77,270 Uber Technologies, Inc.
a
4,757,514
56 UniFirst Corporation/MA 10,243
34,403 United Parcel Service, Inc. 5,409,184
5,203 United Rentals, Inc. 2,983,504
2,644 Upwork, Inc.
a
39,316
68 Valmont Industries, Inc. 15,879
856 Veralto Corporation 70,415
3,632 Verra Mobility Corporation
a
83,645
2,449 Vertiv Holdings Company 117,626
1,536 Wabash National Corporation 39,352
2,039 Watsco, Inc. 873,650
36,038 WillScot Mobile Mini Holdings
Corporation
a
1,603,691
Total 130,687,767
Information Technology (10.7%)
7,856 8x8, Inc.
a
29,696
12,225 Adobe, Inc.
a
7,293,435
37,613 Advanced Micro Devices, Inc.
a
5,544,532
1,005 Alpha and Omega Semiconductor,
Ltd.
a
26,190
3,096 Amkor Technology, Inc. 103,004
30,603 Amphenol Corporation 3,033,675
2,269 ANSYS, Inc.
a
823,375
94,041 Apple, Inc. 18,105,714
26,121 Applied Materials, Inc. 4,233,430
11,436 Arista Networks, Inc.
a
2,693,292
3,816 Autodesk, Inc.
a
929,120
977 Broadcom, Inc. 1,090,576
70,271 Calix, Inc.
a
3,070,140
14,457 CDW Corporation 3,286,365
23,438 Ciena Corporation
a
1,054,944
90,924 Cisco Systems, Inc. 4,593,481
24,568 Cognex Corporation 1,025,468
163 Cognizant Technology Solutions
Corporation 12,311
18,372 Cohu, Inc.
a
650,185
6,677 CommScope Holding Company,
Inc.
a
18,829
360 CommVault Systems, Inc.
a
28,746
1,155 Corning, Inc. 35,170
9,297 Crane NXT Company 528,720
1,992 Credo Technology Group Holding,
Ltd.
a
38,784

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Information Technology (10.7%) - continued
3,094 CyberArk Software, Ltd.
a
$ 677,741
2,092 Datadog, Inc.
a
253,927
16,696 Descartes Systems Group, Inc.
a
1,403,466
2,047 DocuSign, Inc.
a
121,694
4,056 Dolby Laboratories, Inc. 349,546
73,671 Dropbox, Inc.
a
2,171,821
33,444 Dynatrace Holdings, LLC
a
1,829,052
757 Elastic NV
a
85,314
8,451 Enphase Energy, Inc.
a
1,116,715
4,172 EPAM Systems, Inc.
a
1,240,503
314 F5, Inc.
a
56,200
25,126 Flex, Ltd.
a
765,338
4,142 FormFactor, Inc.
a
172,763
53,481 Fortinet, Inc.
a
3,130,243
19 Gartner, Inc.
a
8,571
40,833 Gilat Satellite Networks, Ltd.
a
249,490
15,775 Gitlab, Inc.
a
993,194
75 GoDaddy, Inc.
a
7,962
71,863 Grid Dynamics Holdings, Inc.
a
957,934
39,782 Guidewire Software, Inc.
a
4,337,829
39,080 Hackett Group, Inc. 889,852
16,431 Hewlett Packard Enterprise
Company 278,998
155 HP, Inc. 4,664
3,183 HubSpot, Inc.
a
1,847,859
2,149 Insight Enterprises, Inc.
a
380,781
1,829 IPG Photonics Corporation
a
198,520
6,944 JFrog, Ltd.
a
240,332
12,757 Juniper Networks, Inc. 376,076
3,044 Keysight Technologies, Inc.
a
484,270
1,504 KLA Corporation 874,275
43,526 Knowles Corporation
a
779,551
5,909 Kyndryl Holdings, Inc.
a
122,789
2,098 Lam Research Corporation 1,643,279
35,506 Lattice Semiconductor
Corporation
a
2,449,559
6,443 Littelfuse, Inc. 1,723,889
5,793 LiveRamp Holding, Inc.
a
219,439
5,828 Marvell Technology, Inc. 351,487
493 Microchip Technology, Inc. 44,459
103,347 Microsoft Corporation 38,862,606
1,237 MKS Instruments, Inc. 127,250
4,143 Monolithic Power Systems, Inc. 2,613,322
266 Motorola Solutions, Inc. 83,282
4,286 NetApp, Inc. 377,854
3,812 NICE, Ltd. ADR
a
760,532
9,651 Nova, Ltd.
a
1,325,951
38,209 NVIDIA Corporation 18,921,861
6,917 ON Semiconductor Corporation
a
577,777
156 OSI Systems, Inc.
a
20,132
38,166 PagerDuty, Inc.
a
883,543
6,473 Palo Alto Networks, Inc.
a
1,908,758
19,186 PDF Solutions, Inc.
a
616,638
9,603 Plexus Corporation
a
1,038,372
377 Procore Technologies, Inc.
a
26,096
10,927 PTC, Inc.
a
1,911,788
4,976 Q2 Holdings, Inc.
a
216,008
1,531 Qorvo, Inc.
a
172,406
62,526 QUALCOMM, Inc. 9,043,135
1,529 Rapid7, Inc.
a
87,306
2,074 RingCentral, Inc.
a
70,412
24,229 Salesforce, Inc.
a
6,375,619
55,129 Samsung Electronics Company,
Ltd. 3,346,156
10,116 ServiceNow, Inc.
a
7,146,853
Shares Common Stock (46.1%) Value
Information Technology (10.7%) - continued
13,482 Shopify, Inc.
a
$ 1,050,248
11,996 Silicon Laboratories, Inc.
a
1,586,711
2,953 Skyworks Solutions, Inc. 331,976
5,518 SolarWinds Corporation
a
68,920
1,585 Sprinklr, Inc.
a
19,083
54,761 Sprout Social, Inc.
a
3,364,516
6,770 SPS Commerce, Inc.
a
1,312,297
162 Squarespace, Inc.
a
5,348
4,616 Synopsys, Inc.
a
2,376,825
10,751 TE Connectivity, Ltd. 1,510,516
388 Teledyne Technologies, Inc.
a
173,161
1,588 Tenable Holdings, Inc.
a
73,143
3,071 Teradata Corporation
a
133,619
95 Teradyne, Inc. 10,309
9,184 Texas Instruments, Inc. 1,565,505
15,587 Trimble, Inc.
a
829,228
172,961 TTM Technologies, Inc.
a
2,734,513
11,464 Tyler Technologies, Inc.
a
4,793,328
6,113 Unisys Corporation
a
34,355
5,633 Universal Display Corporation 1,077,368
3,116 Upland Software, Inc.
a
13,181
54,291 Varonis Systems, Inc.
a
2,458,296
7,328 VeriSign, Inc.
a
1,509,275
6,761 Viavi Solutions, Inc.
a
68,083
7,261 Vishay Intertechnology, Inc. 174,046
7,839 Vontier Corporation 270,837
24,561 Wolfspeed, Inc.
a
1,068,649
20,585 Workiva, Inc.
a
2,089,995
1,377 Xerox Holdings Corporation 25,240
5,803 Yext, Inc.
a
34,180
1,372 Zoom Video Communications,
Inc.
a
98,661
Total 218,463,633
Materials (1.4%)
803 Albemarle Corporation 116,017
14,931 Alcoa Corporation 507,654
418 AptarGroup, Inc. 51,673
48,424 Axalta Coating Systems, Ltd.
a
1,644,963
18,601 Ball Corporation 1,069,930
4,833 Berry Plastics Group, Inc. 325,696
6,243 Carpenter Technology Corporation 442,004
4,469 Celanese Corporation 694,349
24,820 CF Industries Holdings, Inc. 1,973,190
11,998 Cleveland-Cliffs, Inc.
a
244,999
3,126 Eagle Materials, Inc. 634,078
15,957 Eastman Chemical Company 1,433,258
11,264 Huntsman Corporation 283,064
16,407 Ingevity Corporation
a
774,739
2,718 Innospec, Inc. 334,966
53,107 Ivanhoe Mines, Ltd.
a
515,018
671 Kaiser Aluminum Corporation 47,768
2,243 Linde plc 921,223
7,107 Louisiana-Pacific Corporation 503,389
1,516 LSB Industries, Inc.
a
14,114
391 LyondellBasell Industries NV 37,176
3,666 Martin Marietta Materials, Inc. 1,829,004
10,893 Mosaic Company 389,207
811 Myers Industries, Inc. 15,855
2,982 Newmont Corporation 123,425
28,004 Nucor Corporation 4,873,816
3,865 O-I Glass, Inc.
a
63,309
2,141 Orion SA 59,370
4,933 PPG Industries, Inc. 737,730
186,703 Ranpak Holdings Corporation
a
1,086,611

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.1%) Value
Materials (1.4%) - continued
478 Reliance Steel & Aluminum
Company $ 133,687
12,412 RPM International, Inc. 1,385,552
558 Ryerson Holding Corporation 19,351
2,211 Schnitzer Steel Industries, Inc. 66,684
11,915 Steel Dynamics, Inc. 1,407,162
28,333 Summit Materials, Inc.
a
1,089,687
5,096 SunCoke Energy, Inc. 54,731
1,888 TimkenSteel Corporation
a
44,274
700 TriMas Corporation 17,731
3,959 Trinseo plc 33,137
113,585 Tronox Holdings plc 1,608,364
4,334 United States Lime & Minerals, Inc. 998,337
9,219 United States Steel Corporation 448,504
2,109 Vulcan Materials Company 478,764
Total 29,533,560
Real Estate (1.7%)
40,949 Agree Realty Corporation 2,577,740
6,745 Alexandria Real Estate Equities,
Inc. 855,064
8,184 Apartment Income REIT
Corporation 284,230
11,336 AvalonBay Communities, Inc. 2,122,326
2,381 Brixmor Property Group, Inc. 55,406
1,775 CareTrust REIT, Inc. 39,725
21,009 CBRE Group, Inc.
a
1,955,728
851 Centerspace 49,528
2,230 Chatham Lodging Trust 23,906
30,802 Compass, Inc.
a
115,816
14,450 CoStar Group, Inc.
a
1,262,786
10,341 CubeSmart 479,305
91,448 Cushman and Wakefield plc
a
987,638
4,102 DigitalBridge Group, Inc. 71,949
5,192 Douglas Elliman, Inc. 15,316
618 EastGroup Properties, Inc. 113,428
10,234 Elme Communities 149,416
8,019 EPR Properties 388,521
37,499 Equity Commonwealth 719,981
8,028 Equity Residential 490,992
51,284 Essential Properties Realty Trust,
Inc. 1,310,819
938 Essex Property Trust, Inc. 232,568
3,058 Extra Space Storage, Inc. 490,289
6,447 First Industrial Realty Trust, Inc. 339,564
5,843 FirstService Corporation 947,092
288 Forestar Group, Inc.
a
9,524
15,958 Four Corners Property Trust, Inc. 403,737
2,363 Getty Realty Corporation 69,047
83,208 Healthcare Realty Trust, Inc. 1,433,674
88,139 Host Hotels & Resorts, Inc. 1,716,066
1,396 Howard Hughes Holdings, Inc.
a
119,428
53,105 Independence Realty Trust, Inc. 812,507
3,753 Industrial Logistics Properties Trust 17,639
349 Innovative Industrial Properties,
Inc. 35,186
36,258 Invitation Homes, Inc. 1,236,760
6,638 Kennedy-Wilson Holdings, Inc. 82,178
843 LTC Properties, Inc. 27,077
34,748 LXP Industrial Trust 344,700
3,297 Mid-America Apartment
Communities, Inc. 443,315
47,341 National Storage Affiliates Trust 1,963,231
12,738 NetSTREIT Corporation 227,373
12,730 NNN REIT, Inc. 548,663
Shares Common Stock (46.1%) Value
Real Estate (1.7%) - continued
224 One Liberty Properties, Inc. $ 4,908
3,104 Peakstone Realty Trust 61,863
8,487 Pebblebrook Hotel Trust 135,622
15,176 Phillips Edison and Company, Inc. 553,620
3,875 Realty Income Corporation 222,503
11,778 Regency Centers Corporation 789,126
9,215 Rexford Industrial Realty, Inc. 516,962
788 RMR Group, Inc. 22,245
11,216 Sabra Health Care REIT, Inc. 160,052
22,270 SBA Communications Corporation 5,649,676
16,998 Service Properties Trust 145,163
4,729 Summit Hotel Properties, Inc. 31,779
624 Tanger, Inc. 17,297
7,410 Terreno Realty Corporation 464,385
19,832 UDR, Inc. 759,367
2,373 Welltower, Inc. 213,973
Total 35,317,779
Utilities (0.9%)
12,644 AES Corporation 243,397
5,890 ALLETE, Inc. 360,232
15,644 Alliant Energy Corporation 802,537
12,836 American Electric Power
Company, Inc. 1,042,540
544 American Water Works Company,
Inc. 71,803
934 Artesian Resources Corporation 38,714
27,080 CenterPoint Energy, Inc. 773,676
7,196 Clearway Energy, Inc., Class A 184,074
9,284 Clearway Energy, Inc., Class C 254,660
18,475 Constellation Energy Corporation 2,159,543
19,328 Duke Energy Corporation 1,875,589
18,485 Entergy Corporation 1,870,497
42,239 Evergy, Inc. 2,204,876
461 NextEra Energy Partners, LP 14,019
105,090 NiSource, Inc. 2,790,139
14,464 Northwestern Energy Group, Inc. 736,073
3,528 OGE Energy Corporation 123,233
25,774 Portland General Electric
Company 1,117,045
21,289 Public Service Enterprise Group,
Inc. 1,301,822
7,027 Spire, Inc. 438,063
25,136 UGI Corporation 618,346
Total 19,020,878
Total Common Stock
(cost $691,776,388) 945,489,932
Shares
Registered Investment
Companies ( 37.2% ) Value
U.S. Affiliated  (36.6%)
5,077,277 Thrivent Core Emerging Markets
Equity Fund 44,273,858
5,190,591 Thrivent Core International Equity
Fund 52,528,782
1,884,650 Thrivent Core Low Volatility Equity
Fund 19,374,203
5,948,057 Thrivent Core Mid Cap Value Fund 63,108,888
2,434,015 Thrivent Core Small Cap Value
Fund 24,194,113
5,783,104 Thrivent Global Stock Portfolio 79,405,483
15,478,233 Thrivent International Allocation
Portfolio 146,803,302

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (37.2%) Value
U.S. Affiliated  (36.6%)- continued
895,006 Thrivent International Index
Portfolio $ 11,899,369
4,816,135 Thrivent Large Cap Value Portfolio 105,849,499
6,385,277 Thrivent Mid Cap Stock Portfolio 125,563,277
4,365,662 Thrivent Small Cap Stock Portfolio 77,584,369
Total 750,585,143
U.S. Unaffiliated  (0.6%)
13,169 Communication Services Select
Sector SPDR Fund 956,860
9,384 Industrial Select Sector SPDR
Fund 1,069,682
2,144 Invesco QQQ Trust Series 1 878,011
3,762 iShares Russell 2000 Index Fund 755,071
17,104 SPDR S&P 500 ETF Trust 8,129,702
12,460 SPDR S&P Biotech ETF 1,112,553
2,022 SPDR S&P Oil & Gas Exploration
ETF 276,832
Total 13,178,711
Total Registered Investment
Companies (cost $683,154,695) 763,763,854
Principal
Amount Long-Term Fixed Income ( 5.0% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
163,345
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
257,161
1,100,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
1,049,015
250,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
c,d
251,209
Total 1,720,730
Mortgage-Backed Securities (2.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
505,196 2.000%,  5/1/2051 415,010
1,018,338 2.500%,  5/1/2051 873,150
481,017 3.500%,  5/1/2052 441,351
474,565 4.000%,  5/1/2052 453,002
789,700 3.500%,  6/1/2052 725,079
145,966 5.000%,  7/1/2053 145,090
1,047,510 5.500%,  7/1/2053 1,058,786
853,638 5.000%,  8/1/2053 851,058
1,818,974 5.500%,  9/1/2053 1,850,416
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
223,281 2.500%,  7/1/2030 211,610
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
627,677 3.000%,  8/1/2038 588,305
552,832 3.500%,  5/1/2040 529,182
506,633 2.500%,  4/1/2042 450,481
Principal
Amount Long-Term Fixed Income (5.0%) Value
Mortgage-Backed Securities (2.7%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 1,024,494 3.000%,  1/1/2052 $ 913,985
159,105 2.000%,  2/1/2051 130,800
102,908 2.000%,  2/1/2051 84,516
749,895 2.500%,  2/1/2051 643,240
532,192 2.500%,  2/1/2051 453,525
1,334,102 2.000%,  3/1/2051 1,095,325
1,755,959 4.000%,  3/1/2051 1,690,716
1,060,266 3.000%,  3/1/2052 939,913
634,190 3.000%,  4/1/2051 562,198
642,116 3.000%,  5/1/2050 573,891
211,002 2.000%,  5/1/2051 172,934
502,758 3.000%,  5/1/2051 452,694
418,249 3.000%,  6/1/2050 378,906
413,304 4.000%,  6/1/2052 390,939
123,939 5.000%,  6/1/2053 123,463
795,903 2.500%,  7/1/2051 684,761
347,744 3.500%,  7/1/2051 323,668
1,204,356 4.000%,  7/1/2052 1,139,190
359,401 3.500%,  8/1/2050 335,313
3,489,010 4.500%,  8/1/2052 3,398,712
1,132,428 5.000%,  8/1/2053 1,128,085
177,883 3.500%,  9/1/2052 164,039
919,675 5.000%,  9/1/2052 911,036
926,027 4.500%,  9/1/2053 900,599
2,596,130 4.500%,  9/1/2053 2,517,571
770,102 4.000%,  10/1/2052 731,437
210,940 2.000%,  11/1/2051 172,644
853,638 2.000%,  12/1/2050 704,756
874,240 2.500%,  12/1/2051 748,202
422,114 4.500%,  12/1/2052 411,345
8,750,000 5.500%,  1/1/2041
e
8,786,914
8,200,000 6.000%,  1/1/2042
e
8,325,563
2,790,000 4.500%,  1/1/2049
e
2,704,338
3,875,000 5.000%,  1/1/2049
e
3,833,525
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
540,626 2.500%,  3/1/2062 446,686
189,999 3.500%,  7/1/2061 172,360
388,050 4.000%,  12/1/2061 366,870
Total 56,107,179
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,120,069
2,950,000 4.000%,  11/15/2052 2,910,590
170,000 5.250%,  11/15/2028 180,233
3,030,000 1.375%,  11/15/2040 2,010,334
120,000 3.000%,  5/15/2042 101,512
2,413,000 2.500%,  5/15/2046 1,806,639
U.S. Treasury Notes
5,800,000 3.000%,  6/30/2024 5,739,281
500,000 2.125%,  7/31/2024 491,563
2,330,000 2.250%,  11/15/2024 2,277,848
2,040,000 2.125%,  11/30/2024 1,990,355
1,300,000 5.000%,  9/30/2025 1,313,254
640,000 2.625%,  1/31/2026 619,875
3,330,000 2.500%,  2/28/2026 3,213,710
920,000 2.250%,  11/15/2027 865,016
300,000 0.750%,  1/31/2028 264,492

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (5.0%) Value
U.S. Government & Agencies (2.2%) -
continued
$ 900,000 3.500%,  1/31/2028 $ 885,797
1,700,000 3.625%,  3/31/2028 1,681,473
5,000,000 2.875%,  5/15/2028 4,794,531
5,200,000 4.375%,  8/31/2028 5,311,313
125,000 0.875%,  11/15/2030 102,690
90,000 1.375%,  11/15/2031 74,721
2,500,000 2.875%,  5/15/2032 2,316,602
5,100,000 3.375%,  5/15/2033 4,894,406
Total 44,966,304
Total Long-Term Fixed Income
(cost $105,002,475) 102,794,213
Shares Private Equity Funds ( 0.5% ) Value
Secondary (0.5%)
1 LCP X (Offshore), LP
*,a,f
10,012,958
Total 10,012,958
Total Private Equity Funds
(cost $7,800,000) 10,012,958
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
130,775 Thrivent Cash Management Trust 130,775
Total Collateral Held for
Securities Loaned
(cost $130,775) 130,775
Shares or
Principal
Amount Short-Term Investments ( 12.2% ) Value
Federal Home Loan Bank Discount
Notes
2,200,000 5.260%, 1/10/2024
g,h
2,196,179
1,700,000 5.305%, 1/16/2024
g,h
1,695,572
800,000 5.330%, 1/17/2024
g,h
797,800
300,000 5.280%, 2/7/2024
g,h
298,243
400,000 5.250%, 2/16/2024
g,h
397,131
900,000 5.232%, 3/1/2024
g,h
891,865
3,300,000 5.256%, 3/6/2024
g,h
3,267,805
100,000 5.240%, 3/12/2024
g,h
98,938
1,500,000 5.244%, 3/13/2024
g,h
1,483,860
900,000 5.230%, 3/20/2024
g,h
889,412
8,600,000 5.205%, 4/12/2024
g,h
8,471,448
Thrivent Core Short-Term Reserve
Fund
22,970,021 5.730% 229,700,213
U.S. Treasury Bills
1,000,000 5.314%, 1/9/2024
g
998,980
Total Short-Term Investments
(cost $251,111,478) 251,187,446
Total Investments (cost
$1,738,975,811) 101.0% $2,073,379,178
Other Assets and Liabilities, Net
(1.0%) (21,292,784)
Total Net Assets 100.0% $2,052,086,394
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of December 31, 2023
was $10,012,958 or 0.49% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 7,800,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 124,874
Total lending $124,874
Gross amount payable upon return of
collateral for securities loaned $130,775
Net amounts due to counterparty $5,901
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 374,748,245
Gross unrealized depreciation (50,696,279)
Net unrealized appreciation (depreciation) $ 324,051,966
Cost for federal income tax purposes $ 1,750,145,652
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,897,311 62,897,311 – –
Consumer Discretionary 108,679,851 108,679,851 – –
Consumer Staples 43,505,582 43,505,582 – –
Energy 38,258,055 38,258,055 – –
Financials 135,533,165 135,533,165 – –
Health Care 123,592,351 123,592,351 – –
Industrials 130,687,767 128,110,814 2,576,953 –
Information Technology 218,463,633 215,117,477 3,346,156 –
Materials 29,533,560 29,018,542 515,018 –
Real Estate 35,317,779 35,317,779 – –
Utilities 19,020,878 19,020,878 – –
Registered Investment Companies
U.S. Affiliated 547,105,299 547,105,299 – –
U.S. Unaffiliated 13,178,711 13,178,711 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,720,730 – 1,720,730 –
Mortgage-Backed Securities 56,107,179 – 56,107,179 –
U.S. Government & Agencies 44,966,304 – 44,966,304 –
Private Equity Funds
Secondary 10,012,958 – – 10,012,958
Short-Term Investments 21,487,233 – 21,487,233 –
Subtotal Investments in Securities $1,640,068,346 $1,499,335,815 $130,719,573 $10,012,958
Other Investments  * Total
Affiliated Short-Term Investments 229,700,213
U.S. Affiliated Registered Investment Cos. 203,479,844
Collateral Held for Securities Loaned 130,775
Subtotal Other Investments $433,310,832
Total Investments at Value $2,073,379,178
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,782,028 16,782,028 – –
Total Asset Derivatives $16,782,028 $16,782,028 $– $–
Liability Derivatives
Futures Contracts 15,963,588 15,963,588 – –
Total Liability Derivatives $15,963,588 $15,963,588 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$20,488,252 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 25 March 2024 $ 2,719,796 $ 102,470
CBOT 2-Yr. U.S. Treasury Note 25 March 2024 5,091,276 56,575
CBOT 5-Yr. U.S. Treasury Note 5 March 2024 530,365 13,503
CBOT U.S. Long Bond 4 March 2024 459,574 40,176
CME E-mini Russell 2000 Index 10 March 2024 973,895 49,954
CME E-mini S&P 500 Index 1,757 March 2024 407,873,659 15,563,341
CME E-mini S&P Mid-Cap 400 Index 5 March 2024 1,367,441 37,309
CME Ultra Long Term U.S. Treasury Bond 9 March 2024 1,086,073 116,271
ICE mini MSCI EAFE Index 180 March 2024 19,469,171 802,429
Total Futures Long Contracts $ 439,571,250 $ 16,782,028
CME E-mini Russell 2000 Index (466) March 2024 ( $ 44,024,260) ( $ 3,687,150)
CME E-mini S&P Mid-Cap 400 Index (659) March 2024 (174,547,780) (10,598,270)
CME Euro Foreign Exchange Currency (146) March 2024 (19,727,156) (484,719)
Eurex Euro STOXX 50 Index (399) March 2024 (20,075,819) (14,252)
ICE US mini MSCI Emerging Markets Index (467) March 2024 (22,957,698) (1,179,197)
Total Futures Short Contracts ( $ 281,332,713) ($15,963,588)
Total Futures Contracts $ 158,238,537 $818,440
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 16,453,033
Total Equity Contracts 16,453,033
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 328,995
Total Interest Rate Contracts 328,995
Total Asset Derivatives $16,782,028
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 484,719
Total Foreign Exchange Contracts 484,719
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,478,869
Total Equity Contracts 15,478,869
Total Liability Derivatives $15,963,588
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 33,099,712
Total Equity Contracts
33,099,712
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 601,220
Total Foreign Exchange Contracts 601,220
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 4,078
Futures Net realized gains/(losses) on Futures contracts (296,131)
Total Interest Rate Contracts
(292,053)
Total $33,408,879
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (484,719)
Total Foreign Exchange Contracts (484,719)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,097,154
Total Equity Contracts 7,097,154
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (2,316)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 339,726
Total Interest Rate Contracts 337,410
Total $6,949,845
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $355,868,136
Futures - Short (223,924,705)
Interest Rate Contracts
Futures - Long 8,895,004
Futures - Short (3,290,790)
Options Written (114,362)
Foreign Exchange Contracts
Futures - Short (13,098,040)

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,897 $1,429 $– $44,274 5,077 2.1%
Core International Equity 43,762 1,796 – 52,529 5,191 2.6
Core Low Volatility Equity 72,741 2,995 57,000 19,374 1,885 0.9
Core Mid Cap Value – 56,121 – 63,109 5,948 3.1
Core Small Cap Value 21,903 377 – 24,194 2,434 1.2
Global Stock 65,070 894 – 79,405 5,783 3.9
High Yield 9,654 406 10,199 – – –
Income 5,200 149 5,314 – – –
International Allocation 124,296 3,545 – 146,803 15,478 7.1
International Index 10,104 228 – 11,899 895 0.6
Large Cap Value 93,781 6,541 – 105,849 4,816 5.2
Limited Maturity Bond 9,991 217 10,293 – – –
Mid Cap Stock 109,957 6,197 – 125,563 6,385 6.1
Small Cap Stock 68,888 9,672 – 77,584 4,366 3.8
Total U.S. Affiliated Registered Investment
Companies 675,244 750,583 36.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 240,088 320,923 331,311 229,700 22,970 11.2
Total Affiliated Short-Term Investments 240,088 229,700 11.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 720 138,509 139,098 131 131 <0.1
Total Collateral Held for Securities Loaned 720 131 <0.1
Total Value $916,052 $980,414
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,948 $ – $1,429
Core International Equity – 6,971 – 1,795
Core Low Volatility Equity 4,178 (3,540) 2,195 801
Core Mid Cap Value Fund – 6,988 252 879
Core Small Cap Value Fund – 1,914 – 378
Global Stock – 13,441 – 894
High Yield (1,767) 1,906 – 409
Income (1,044) 1,009 – 150
International Allocation – 18,962 – 3,545
International Index – 1,567 – 228
Large Cap Value – 5,527 4,868 1,673
Limited Maturity Bond (458) 543 – 218
Mid Cap Stock – 9,409 5,708 490
Small Cap Stock – (976) 9,234 438
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% – – – 12,164
Total Income/Non Cash Income from Affiliated
Investments $25,491
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $909 $66,669 $ 22,257

All Cap Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.1% ) Value
Communications Services (6.7%)
40,950 Alphabet, Inc., Class C
a
$ 5,771,084
18,787 Comcast Corporation 823,810
10,470 Meta Platforms, Inc.
a
3,705,961
2,010 Netflix, Inc.
a
978,629
Total 11,279,484
Consumer Discretionary (9.8%)
30,689 Amazon.com, Inc.
a
4,662,887
6,400 Caesars Entertainment, Inc.
a
300,032
25,640 Clarus Corporation 176,788
1,487 Deckers Outdoor Corporation
a
993,955
45,587 Everi Holdings, Inc.
a
513,765
6,521 Grand Canyon Education, Inc.
a
861,033
1,984 Home Depot, Inc. 687,555
10,965 Lowe's Companies, Inc. 2,440,261
4,499 McDonald's Corporation 1,333,998
8,940 NIKE, Inc. 970,616
160 NVR, Inc.
a
1,120,072
8,486 Sony Group Corporation ADR
b
803,539
1,152 Tesla, Inc.
a
286,249
4,730 Tractor Supply Company 1,017,092
4,909 Wyndham Hotels & Resorts, Inc. 394,733
Total 16,562,575
Consumer Staples (6.0%)
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,306,469
2,700 Casey's General Stores, Inc. 741,798
14,520 Celsius Holdings, Inc.
a
791,631
96,172 Coty, Inc.
a
1,194,456
3,976 Kenvue, Inc. 85,603
3,829 Lamb Weston Holdings, Inc. 413,877
23,160 Philip Morris International, Inc. 2,178,893
20,603 Sysco Corporation 1,506,697
12,760 Turning Point Brands, Inc. 335,843
9,840 Walmart, Inc. 1,551,276
Total 10,106,543
Energy (2.9%)
3,445 Chesapeake Energy Corporation 265,058
6,186 ConocoPhillips 718,009
11,928 Devon Energy Corporation 540,338
5,588 Exxon Mobil Corporation 558,688
65,266 NOV, Inc. 1,323,595
3,086 Pioneer Natural Resources
Company 693,980
39,563 TechnipFMC plc 796,799
Total 4,896,467
Financials (11.9%)
30,791 Ally Financial, Inc. 1,075,222
6,760 American Express Company 1,266,418
5,486 Ameriprise Financial, Inc. 2,083,747
5,983 Arch Capital Group, Ltd.
a
444,357
30,010 Bank of America Corporation 1,010,437
4,711 Berkshire Hathaway, Inc.
a
1,680,225
19,850 Cadence Bank 587,362
10,404 Charles Schwab Corporation 715,795
4,280 Houlihan Lokey, Inc. 513,215
9,080 Intercontinental Exchange, Inc. 1,166,144
13,838 J.P. Morgan Chase & Company 2,353,844
1,160 Kinsale Capital Group, Inc. 388,496
Shares Common Stock (95.1%) Value
Financials (11.9%) - continued
6,944 Marsh & McLennan Companies,
Inc. $ 1,315,680
6,000 Mastercard, Inc. 2,559,060
21,029 Old National Bancorp 355,180
33,828 Wells Fargo & Company 1,665,014
1,880 Zurich Insurance Group AG 982,915
Total 20,163,111
Health Care (13.1%)
7,356 Abbott Laboratories 809,675
2,696 Amgen, Inc. 776,502
24,979 AstraZeneca plc ADR 1,682,336
1,294 Biogen, Inc.
a
334,848
7,520 Bio-Techne Corporation 580,243
3,507 Cencora, Inc. 720,268
4,251 CVS Health Corporation 335,659
2,993 Danaher Corporation 692,401
4,160 Dexcom, Inc.
a
516,214
2,389 Elevance Health, Inc. 1,126,557
16,190 Gilead Sciences, Inc. 1,311,552
9,270 Halozyme Therapeutics, Inc.
a
342,619
2,830 HCA Healthcare, Inc. 766,024
790 Humana, Inc. 361,670
2,462 Intuitive Surgical, Inc.
a
830,580
3,030 IQVIA Holding, Inc.
a
701,081
8,029 Johnson & Johnson 1,258,466
4,717 Laboratory Corporation of America
Holdings 1,072,127
50,439 Maravai LifeSciences Holdings,
Inc.
a
330,375
4,083 Masimo Corporation
a
478,568
19,400 Merck & Company, Inc. 2,114,988
13,040 Novo Nordisk AS ADR
a
1,348,988
3,599 UnitedHealth Group, Inc. 1,894,766
8,661 Zimmer Biomet Holdings, Inc. 1,054,044
3,348 Zoetis, Inc. 660,795
Total 22,101,346
Industrials (10.9%)
5,010 Advanced Drainage Systems, Inc. 704,606
12,983 Badger Infrastructure Solutions,
Ltd. 398,882
46,029 CSX Corporation 1,595,825
5,673 Cummins, Inc. 1,359,081
13,941 Fastenal Company 902,959
34,117 Fluor Corporation
a
1,336,363
4,076 General Dynamics Corporation 1,058,415
4,188 Honeywell International, Inc. 878,265
13,583 Howmet Aerospace, Inc. 735,112
41,270 Janus International Group, Inc.
a
538,574
13,865 Knight-Swift Transportation
Holdings, Inc. 799,317
61,913 Masterbrand, Inc.
a
919,408
5,811 Maximus, Inc. 487,310
2,690 Middleby Corporation
a
395,887
14,495 Moog, Inc. 2,098,586
7,772 Simpson Manufacturing Company,
Inc. 1,538,701
12,913 Timken Company 1,034,977
10,215 TransUnion 701,873
12,137 Uber Technologies, Inc.
a
747,275
997 Veralto Corporation 82,013

All Cap Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Industrials (10.9%) - continued
2 WillScot Mobile Mini Holdings
Corporation
a
$ 89
Total 18,313,518
Information Technology (24.5%)
3,383 Accenture plc 1,187,129
1,215 Adobe, Inc.
a
724,869
4,216 Advanced Micro Devices, Inc.
a
621,481
2,880 ANSYS, Inc.
a
1,045,094
39,730 Apple, Inc. 7,649,217
20,237 Applied Materials, Inc. 3,279,811
4,251 Arista Networks, Inc.
a
1,001,153
7,720 Ciena Corporation
a
347,477
9,480 Cognex Corporation 395,695
7,850 Crane NXT Company 446,430
10,416 Descartes Systems Group, Inc.
a
875,569
8,650 Entegris, Inc. 1,036,443
569 Fair Isaac Corporation
a
662,322
9,690 Lattice Semiconductor
Corporation
a
668,513
1,490 Littelfuse, Inc. 398,664
26,526 Microsoft Corporation 9,974,837
2,380 NICE, Ltd. ADR
a,b
474,834
4,679 NVIDIA Corporation 2,317,134
2,146 Palo Alto Networks, Inc.
a
632,812
8,499 QUALCOMM, Inc. 1,229,210
7,063 Salesforce, Inc.
a
1,858,558
14,766 Samsung Electronics Company,
Ltd. 896,250
1,672 ServiceNow, Inc.
a
1,181,251
2,338 Tyler Technologies, Inc.
a
977,565
2,863 Universal Display Corporation 547,577
8,414 Workiva, Inc.
a
854,273
Total 41,284,168
Materials (4.5%)
55,341 Axalta Coating Systems, Ltd.
a
1,879,934
6,300 Ball Corporation 362,376
12,220 Berry Plastics Group, Inc. 823,506
13,270 Carpenter Technology Corporation 939,516
10,805 PPG Industries, Inc. 1,615,888
3,563 Steel Dynamics, Inc. 420,790
20,258 Summit Materials, Inc.
a
779,122
51,924 Tronox Holdings plc 735,244
Total 7,556,376
Real Estate (2.8%)
6,040 Agree Realty Corporation 380,218
3,490 Alexandria Real Estate Equities,
Inc. 442,427
4,390 AvalonBay Communities, Inc. 821,896
2,686 Extra Space Storage, Inc. 430,646
5,780 FirstService Corporation 936,880
5,529 Prologis, Inc. 737,016
3,897 SBA Communications Corporation 988,630
Total 4,737,713
Utilities (2.0%)
7,851 Alliant Energy Corporation 402,756
13,890 CenterPoint Energy, Inc. 396,837
7,265 Duke Energy Corporation 704,996
9,040 NextEra Energy, Inc. 549,090
13,499 NiSource, Inc. 358,399
Shares Common Stock (95.1%) Value
Utilities (2.0%) - continued
6,643 Northwestern Energy Group, Inc. $ 338,062
7,947 Portland General Electric
Company 344,423
5,283 Spire, Inc. 329,342
Total 3,423,905
Total Common Stock
(cost $126,231,289) 160,425,206
Shares
Registered Investment
Companies ( 1.9% ) Value
U.S. Unaffiliated  (1.9%)
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 1,763,027
6,064 SPDR S&P Semiconductor ETF 1,363,127
Total 3,126,154
Total Registered Investment
Companies (cost $2,775,039) 3,126,154
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
848,225 Thrivent Cash Management Trust 848,225
Total Collateral Held for
Securities Loaned
(cost $848,225) 848,225
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
513,523 5.730% 5,135,227
Total Short-Term Investments
(cost $5,134,776) 5,135,227
Total Investments (cost
$134,989,329) 100.5% $ 169,534,812
Other Assets and Liabilities, Net
(0.5%) (784,867)
Total Net Assets 100.0% $168,749,945
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
December 31, 2023:
Securities Lending Transactions
Common Stock $ 827,151
Total lending $827,151
Gross amount payable upon return of
collateral for securities loaned $848,225
Net amounts due to counterparty $21,074

All Cap Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,136,807
Gross unrealized depreciation (3,151,094)
Net unrealized appreciation (depreciation) $ 33,985,713
Cost for federal income tax purposes $ 135,549,099
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,279,484 11,279,484 – –
Consumer Discretionary 16,562,575 16,562,575 – –
Consumer Staples 10,106,543 10,106,543 – –
Energy 4,896,467 4,896,467 – –
Financials 20,163,111 19,180,196 982,915 –
Health Care 22,101,346 22,101,346 – –
Industrials 18,313,518 17,914,636 398,882 –
Information Technology 41,284,168 40,387,918 896,250 –
Materials 7,556,376 7,556,376 – –
Real Estate 4,737,713 4,737,713 – –
Utilities 3,423,905 3,423,905 – –
Registered Investment Companies
U.S. Unaffiliated 3,126,154 3,126,154 – –
Subtotal Investments in Securities $163,551,360 $161,273,313 $2,278,047 $–
Other Investments  * Total
Affiliated Short-Term Investments 5,135,227
Collateral Held for Securities Loaned 848,225
Subtotal Other Investments $5,983,452
Total Investments at Value $169,534,812
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $ 2,637 $29,098 $26,600 $5,135 514 3.0%
Total Affiliated Short-Term Investments 2,637 5,135 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 601 30,256 30,009 848 848 0.5
Total Collateral Held for Securities Loaned 601 848 0.5
Total Value $3,238 $5,983
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $0 ($0) $ – $172
Total Income/Non Cash Income from Affiliated
Investments $172
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $0 ($0) $ –

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 76,025
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 68,346
Total 68,346
Total Bank Loans
(cost $74,910) 68,346
Principal
Amount Long-Term Fixed Income ( 46.2% ) Value
Asset-Backed Securities (3.8%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
177,711
221,832
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
c,d
215,192
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
c,d
198,474
720 East CLO I, Ltd.
500,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,c
504,244
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c
541,314
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
c
653,738
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
c
228,358
400,000
7.110%,  11/15/2028, Ser.
2023-X1, Class A
c
401,187
Anchorage Capital CLO 21, Ltd.
250,000
8.077%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,c
249,170
Ares XL CLO, Ltd.
250,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,c
248,071
Babson CLO, Ltd.
550,000
8.577%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,c
549,971
Barings CLO, Ltd.
400,000
8.827%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,c
400,044
Business Jet Securities, LLC
235,044
4.455%,  6/15/2037, Ser.
2022-1A, Class A
c
222,907
CarVal CLO, Ltd.
350,000
9.112%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,c
350,293
Cascade Funding Mortgage Trust,
LLC
323,064
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,c
313,102
Principal
Amount Long-Term Fixed Income (46.2%) Value
Asset-Backed Securities (3.8%) - continued
College Avenue Student Loans,
LLC
$ 81,678
7.120%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,c
$ 82,011
Dewolf Park CLO, Ltd.
350,000
8.506%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,c
349,588
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
c
602,402
GMAC Mortgage Corporation
Loan Trust
26,693
5.970%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
14,761
GSAA Home Equity Trust
76,740
4.468%,  8/25/2034, Ser.
2004-10, Class M2
b
69,808
Longfellow Place CLO, Ltd.
371,053
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,c
370,873
Madison Park Funding XVIII, Ltd.
650,000
7.574%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,c
645,226
Neuberger Berman CLO, Ltd.
350,000
8.656%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,c
346,983
OZLM VIII, Ltd.
300,000
7.314%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,c
297,499
Pagaya AI Debt Trust
234,705
7.556%,  7/15/2030, Ser.
2023-1, Class A
c
235,716
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
c
383,915
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
31,919
5.846%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
31,671
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
c,d
412,841
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
c,d
225,212
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
c,d
245,673
283,700
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
c,d
277,334
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
c
513,256

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Asset-Backed Securities (3.8%) - continued
Sculptor CLO, Ltd.
$ 425,000
8.077%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,c
$ 420,625
Silver Point CLO 2, Ltd.
500,000
8.116%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,c
502,415
Stanwich Mortgage Loan
Company, LLC
453,588
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
c,d
427,841
Stratus CLO, Ltd.
425,000
8.177%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,c
423,011
400,000
8.466%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,c
399,834
Unlock HEA Trust
343,227
7.000%,  10/25/2038, Ser.
2023-1, Class A
c
319,785
Upstart Securitization Trust
267,943
6.770%,  6/20/2033, Ser.
2023-2, Class A
c
269,163
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
c,d
171,907
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
c,d
214,055
242,615
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
234,284
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
c,d
291,618
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
171,737
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
c,d
290,044
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
209,031
Whitebox CLO III, Ltd.
300,000
7.856%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,c
297,532
Whitebox CLO IV, Ltd.
500,000
8.016%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,c
501,471
Wind River CLO, Ltd.
200,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
199,989
Total 15,702,887
Basic Materials (0.7%)
Alcoa Nederland Holding BV
84,000 5.500%,  12/15/2027
c
81,869
Anglo American Capital plc
60,000 3.875%,  3/16/2029
c
56,275
ATI, Inc.
57,000 7.250%,  8/15/2030 59,302
Principal
Amount Long-Term Fixed Income (46.2%) Value
Basic Materials (0.7%) - continued
ATI, Inc., Convertible
$ 73,000 3.500%,  6/15/2025 $ 216,190
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
c
55,433
Chemours Company
105,000 5.750%,  11/15/2028
c
100,013
Cleveland-Cliffs, Inc.
35,000 5.875%,  6/1/2027 34,875
80,000 4.625%,  3/1/2029
c
73,933
Consolidated Energy Finance SA
148,000 5.625%,  10/15/2028
c
125,323
Ecolab, Inc.
54,000 2.125%,  2/1/2032
f
45,948
EIDP, Inc.
33,000 4.500%,  5/15/2026 32,871
First Quantum Minerals, Ltd.
161,000 6.875%,  10/15/2027
c
136,825
FMC Corporation
36,000 5.150%,  5/18/2026 35,961
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
c
65,062
78,000 6.125%,  10/6/2028
c
81,714
36,000 6.375%,  10/6/2030
c
38,650
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,110
Hudbay Minerals, Inc.
105,000 4.500%,  4/1/2026
c
101,564
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
63,000 9.000%,  7/1/2028
c
60,241
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
c
57,390
Methanex Corporation
69,000 4.250%,  12/1/2024 67,873
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
c
17,020
Mosaic Company
60,000 5.375%,  11/15/2028 61,233
Novelis Corporation
30,000 3.250%,  11/15/2026
c
28,242
65,000 4.750%,  1/30/2030
c
61,129
30,000 3.875%,  8/15/2031
c
26,437
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 84,087
OCI NV
55,000 4.625%,  10/15/2025
c
53,572
Olin Corporation
115,000 5.125%,  9/15/2027 111,497
Peabody Energy Corporation,
Convertible
91,000 3.250%,  3/1/2028
f
130,130
SCIL IV, LLC/SCIL USA Holdings,
LLC
76,000 5.375%,  11/1/2026
c
72,955
SNF Group SACA
72,000 3.375%,  3/15/2030
c
61,867
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
c
67,456

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Basic Materials (0.7%) - continued
Taseko Mines, Ltd.
$ 52,000 7.000%,  2/15/2026
c
$ 49,280
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
c
46,215
United States Steel Corporation
81,000 6.875%,  3/1/2029
f
82,868
United States Steel Corporation,
Convertible
82,000 5.000%,  11/1/2026 297,824
Westlake Corporation
45,000 3.600%,  8/15/2026 43,466
Total 2,847,700
Capital Goods (1.3%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
c
72,539
AECOM
145,000 5.125%,  3/15/2027 143,956
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 42,628
Amphenol Corporation
39,000 4.750%,  3/30/2026 39,052
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
c
79,713
20,000 4.625%,  5/15/2030
c
18,304
ARD Finance SA
23,000 6.500%,  6/30/2027
c
10,745
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
c
58,265
26,000 5.250%,  8/15/2027
c
20,198
Boeing Company
113,000 4.875%,  5/1/2025 112,434
52,000 2.196%,  2/4/2026 49,134
67,000 3.250%,  3/1/2028 62,912
90,000 5.150%,  5/1/2030 91,621
Bombardier, Inc.
32,000 7.125%,  6/15/2026
c
31,851
81,000 7.875%,  4/15/2027
c
81,014
60,000 6.000%,  2/15/2028
c
58,456
Brand Industrial Services, Inc.
26,000 10.375%,  8/1/2030
c
27,496
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
c
43,454
Canpack SA/Canpack US, LLC
101,000 3.125%,  11/1/2025
c
95,699
Carrier Global Corporation
75,000 2.722%,  2/15/2030 67,100
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
c
90,936
Chart Industries, Inc., Convertible
57,000 1.000%,  11/15/2024 132,457
Clean Harbors, Inc.
116,000 6.375%,  2/1/2031
c
117,862
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
c
9,836
20,000 8.750%,  4/15/2030
c
18,647
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
c
41,000
Principal
Amount Long-Term Fixed Income (46.2%) Value
Capital Goods (1.3%) - continued
Covanta Holding Corporation
$ 53,000 4.875%,  12/1/2029
c
$ 46,306
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
c
78,348
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 68,250
Emerald Debt Merger Sub, LLC
142,000 6.625%,  12/15/2030
c
145,034
Fluor Corporation, Convertible
264,000 1.125%,  8/15/2029
c
287,100
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
c
81,347
63,000 3.500%,  9/1/2028
c
58,216
Greenbrier Companies, Inc.,
Convertible
115,000 2.875%,  4/15/2028 112,815
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
c
140,944
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
c
88,858
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 64,225
192,000 3.000%,  1/15/2029 175,440
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 63,852
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 21,160
John Deere Capital Corporation
37,000 4.950%,  7/14/2028 37,933
84,000 2.800%,  7/18/2029 77,934
38,000 4.700%,  6/10/2030 38,626
44,000 3.900%,  6/7/2032 42,368
21,000 5.150%,  9/8/2033 22,097
Kaman Corporation, Convertible
66,000 3.250%,  5/1/2024 64,020
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,747
Mauser Packaging Solutions
Holding Company
43,000 9.250%,  4/15/2027
c
42,207
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
c
34,515
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
c
44,639
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
c
69,344
New Enterprise Stone and Lime
Company, Inc.
116,000 5.250%,  7/15/2028
c
110,654
Northrop Grumman Corporation
22,000 4.700%,  3/15/2033 22,187
OI European Group BV
85,000 4.750%,  2/15/2030
c
79,493
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 45,182
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
c
46,006
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
c
51,419

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Capital Goods (1.3%) - continued
Parker-Hannifin Corporation
$ 36,000 4.250%,  9/15/2027 $ 35,684
Patrick Industries, Inc., Convertible
66,000 1.750%,  12/1/2028 74,910
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
c
72,740
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,268
43,000 5.000%,  12/15/2033 43,904
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
c
60,153
Rolls-Royce plc
40,000 5.750%,  10/15/2027
c
40,069
RTX Corporation
61,000 5.750%,  1/15/2029 63,760
Sealed Air Corporation
73,000 6.125%,  2/1/2028
c
73,629
Silgan Holdings, Inc.
35,000 4.125%,  2/1/2028 33,426
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
c
81,992
Spirit AeroSystems, Inc.
56,000 9.750%,  11/15/2030
c
60,199
SRM Escrow Issuer, LLC
49,000 6.000%,  11/1/2028
c
48,244
Summit Materials, LLC/Summit
Materials Finance Corporation
23,000 7.250%,  1/15/2031
c
24,235
Textron, Inc.
67,000 3.650%,  3/15/2027 64,301
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
c
30,189
TransDigm, Inc.
94,000 6.250%,  3/15/2026
c
93,838
147,000 5.500%,  11/15/2027 144,020
95,000 7.125%,  12/1/2031
c
99,552
Triumph Group, Inc.
75,000 9.000%,  3/15/2028
c
79,751
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,337
85,000 4.000%,  7/15/2030 78,293
Veralto Corporation
39,000 5.350%,  9/18/2028
c
39,905
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,870
Waste Management, Inc.
36,000 4.875%,  2/15/2029 36,842
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
c
33,687
WESCO Distribution, Inc.
130,000 7.250%,  6/15/2028
c
133,617
Total 5,584,990
Collateralized Mortgage Obligations (3.8%)
A&D Mortgage Trust
579,043
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
c,d
583,888
Principal
Amount Long-Term Fixed Income (46.2%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Banc of America Alternative Loan
Trust
$ 195,898
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 169,604
Banc of America Mortgage
Securities Trust
25,321
5.139%,  9/25/2035, Ser.
2005-H, Class 2A1
b
21,655
78,517
5.502%,  9/25/2035, Ser.
2005-H, Class 3A1
b
71,511
Bear Stearns Adjustable Rate
Mortgage Trust
47,871
4.753%,  1/25/2034, Ser.
2003-8, Class 5A
b
40,745
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
c,d
329,350
CHL Mortgage Pass-Through Trust
46,292
5.771%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
44,535
220,949
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 87,538
CHNGE Mortgage Trust
240,554
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,c
226,243
335,827
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,c
331,127
355,183
6.525%,  6/25/2058, Ser.
2023-2, Class A1
c,d
353,125
440,099
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
c,d
434,576
365,520
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
368,294
475,552
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
473,722
CIM Trust
458,881
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
c,d
458,962
Citigroup Mortgage Loan Trust,
Inc.
76,816
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 67,643
174,393
4.752%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
148,704
Countrywide Home Loan
Mortgage Pass Through Trust
394,241
4.638%,  11/25/2035, Ser.
2005-22, Class 2A1
b
317,592
Credit Suisse Mortgage Trust
309,505
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
306,094
214,938
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
177,737
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
130,221
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 115,941
82,488
3.727%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
72,117
Federal Home Loan Mortgage
Corporation
377,526
3.500%,  8/15/2035, Ser.
345, Class C8
g
38,985

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 623,212
4.000%,  1/25/2051, Ser.
5249, Class LA $ 604,304
436,623
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 349,472
170,820
3.000%,  5/15/2027, Ser.
4046, Class GI
g
4,936
272,149
3.500%,  10/15/2032, Ser.
4119, Class KI
g
25,295
303,980
3.000%,  4/15/2033, Ser.
4203, Class DI
g
14,817
Federal National Mortgage
Association - REMIC
383,287
4.500%,  6/25/2052, Ser.
2022-43, Class MA 374,341
457,323
4.000%,  7/25/2052, Ser.
2022-37, Class PE 441,519
223,631
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
6,742
183,866
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
5,668
314,592
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
7,358
492,857
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
17,994
420,559
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
14,078
142,284
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
4,565
378,429
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
11,452
174,310
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
6,418
434,575
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
12,260
170,479
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
6,141
199,974
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
4,789
287,481
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
24,159
356,398
4.500%,  1/25/2046, Ser.
2022-68, Class BA 351,069
Flagstar Mortgage Trust
149,789
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
128,512
GCAT Trust
300,000
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
b,h
271,606
351,852
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
c,d
346,590
GMAC Mortgage Corporation
Loan Trust
73,115
3.531%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
59,671
GMACM Mortgage Loan Trust
23,814
3.637%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
21,288
GS Mortgage-Backed Securities
Trust
522,677
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,c
517,736
Principal
Amount Long-Term Fixed Income (46.2%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Home RE, Ltd.
$ 350,000
9.928%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
b,c
$ 352,389
325,000
8.837%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,c
331,355
IndyMac INDA Mortgage Loan
Trust
522,548
3.671%,  8/25/2036, Ser.
2006-AR1, Class A1
b
411,901
J.P. Morgan Mortgage Trust
200,789
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
163,383
545,151
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,c
533,266
85,073
4.658%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
61,656
LHOME Mortgage Trust
14,835
3.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,c
14,779
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
350,267
Merrill Lynch Alternative Note
Asset Trust
249,375
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 93,969
MortgageIT Trust
579,576
5.930%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
475,087
OBX Trust
301,136
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
c,d
296,807
PRKCM Trust
452,876
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
c
455,076
343,949
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
c,d
353,980
Residential Accredit Loans, Inc.
Trust
84,141
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 71,532
78,641
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 60,576
Residential Asset Securitization
Trust
107,101
4.142%,  1/25/2034, Ser.
2004-IP1, Class A1
b
98,319
Residential Funding Mortgage
Security I Trust
146,612
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 112,112
ROC Securities Trust Series
554,974
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
546,881
Structured Adjustable Rate
Mortgage Loan Trust
51,477
4.562%,  7/25/2035, Ser.
2005-15, Class 4A1
b
43,547

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Collateralized Mortgage Obligations (3.8%) -
continued
Triangle Re, Ltd.
$ 450,000
8.721%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
b,c
$ 450,605
40,026
7.237%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,c
40,059
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
c,d
301,998
Verus Securitization Trust
280,071
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,c
235,673
567,184
6.560%,  12/25/2067, Ser.
2023-1, Class A2
c,d
567,485
450,000
6.664%,  12/25/2068, Ser.
2023-8, Class A2
c,d
453,164
Total 15,748,334
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
484,217
BBCMS Mortgage Trust
2,243,976
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
171,840
BFLD Trust
225,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,c
113,034
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
226,002
Silver Hill Trust
56,159
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,c
53,674
Velocity Commercial Capital Loan
Trust
447,611
7.670%,  11/25/2053, Ser.
2023-4, Class A
b,c
458,789
Total 1,507,556
Communications Services (1.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
64,000 10.500%,  2/15/2028
c
34,229
Altice Financing SA
65,000 5.750%,  8/15/2029
c
57,682
Altice France SA/France
85,000 8.125%,  2/1/2027
c
78,356
75,000 5.125%,  7/15/2029
c
58,351
70,000 5.500%,  10/15/2029
c
54,889
AMC Networks, Inc.
34,000 4.750%,  8/1/2025 33,110
112,000 4.250%,  2/15/2029
f
85,462
American Tower Corporation
73,000 4.400%,  2/15/2026 72,066
44,000 1.450%,  9/15/2026 40,088
59,000 5.500%,  3/15/2028 60,304
41,000 5.800%,  11/15/2028 42,591
57,000 3.800%,  8/15/2029 54,112
Principal
Amount Long-Term Fixed Income (46.2%) Value
Communications Services (1.5%) - continued
AT&T, Inc.
$ 131,000 4.300%,  2/15/2030 $ 128,276
41,000 5.400%,  2/15/2034 42,284
Bell Telephone Company of
Canada
40,000 5.100%,  5/11/2033 41,045
Cable One, Inc., Convertible
127,000 1.125%,  3/15/2028 96,202
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
c
61,587
150,000 5.125%,  5/1/2027
c
144,925
57,000 5.000%,  2/1/2028
c
54,537
31,000 6.375%,  9/1/2029
c
30,571
64,000 4.250%,  2/1/2031
c
55,932
246,000 4.750%,  2/1/2032
c
216,962
63,000 4.250%,  1/15/2034
c
51,195
CenterPoint Energy, Inc.,
Convertible
3,970 3.369%,  9/15/2029 154,314
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
37,000 6.150%,  11/10/2026 37,826
67,000 5.050%,  3/30/2029 66,290
Cimpress plc
58,000 7.000%,  6/15/2026 56,695
Clear Channel Outdoor Holdings,
Inc.
45,000 7.500%,  6/1/2029
c,f
37,416
Clear Channel Worldwide
Holdings, Inc.
165,000 5.125%,  8/15/2027
c,f
157,507
Comcast Corporation
45,000 2.350%,  1/15/2027 42,243
95,000 3.400%,  4/1/2030 88,920
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
c
44,730
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 57,044
CSC Holdings, LLC
175,000 5.375%,  2/1/2028
c
154,583
88,000 6.500%,  2/1/2029
c
77,669
53,000 4.125%,  12/1/2030
c
40,320
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 136,093
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
151,000 5.875%,  8/15/2027
c
141,876
DISH DBS Corporation
26,000 5.875%,  11/15/2024 24,382
34,000 5.250%,  12/1/2026
c
29,129
25,000 7.375%,  7/1/2028 14,944
45,000 5.750%,  12/1/2028
c
35,892
39,000 5.125%,  6/1/2029 20,100
DISH Network Corporation
67,000 11.750%,  11/15/2027
c
69,938
Frontier Communications
Holdings, LLC
104,000 5.875%,  10/15/2027
c
100,475

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Communications Services (1.5%) - continued
$ 63,000 6.750%,  5/1/2029
c,f
$ 56,335
18,000 8.750%,  5/15/2030
c
18,517
GCI, LLC
74,000 4.750%,  10/15/2028
c
67,894
Gray Escrow II, Inc.
105,000 5.375%,  11/15/2031
c
79,222
Gray Television, Inc.
105,000 4.750%,  10/15/2030
c
79,039
iHeartCommunications, Inc.
51,000 6.375%,  5/1/2026 43,481
Iliad Holding SASU
91,000 6.500%,  10/15/2026
c
90,822
Lamar Media Corporation
41,000 3.625%,  1/15/2031 36,429
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
c
112,638
Level 3 Financing, Inc.
114,000 4.625%,  9/15/2027
c
68,400
100,000 4.250%,  7/1/2028
c
49,500
36,000 10.500%,  5/15/2030
c,f
34,909
McGraw-Hill Education, Inc.
63,000 5.750%,  8/1/2028
c
60,748
16,000 8.000%,  8/1/2029
c
14,880
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 38,997
News Corporation
84,000 3.875%,  5/15/2029
c
77,235
NTT Finance Corporation
54,000 1.162%,  4/3/2026
c
49,805
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
35,000 4.625%,  3/15/2030
c
31,202
Paramount Global
75,000 6.375%,  3/30/2062
b
67,500
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
c
53,226
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
c
19,599
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,c
47,983
Scripps Escrow II, Inc.
35,000 3.875%,  1/15/2029
c
30,955
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
c
82,109
50,000 4.000%,  7/15/2028
c
46,242
35,000 4.125%,  7/1/2030
c
31,188
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 148,444
61,000 8.750%,  3/15/2032 75,290
TEGNA, Inc.
89,000 4.625%,  3/15/2028 83,132
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 24,692
Telecom Italia SPA/Milano
36,000 5.303%,  5/30/2024
c
35,833
Telesat Canada/Telesat, LLC
35,000 4.875%,  6/1/2027
c
20,684
15,000 6.500%,  10/15/2027
c
7,012
Principal
Amount Long-Term Fixed Income (46.2%) Value
Communications Services (1.5%) - continued
T-Mobile USA, Inc.
$ 77,000 3.375%,  4/15/2029 $ 71,541
United States Cellular Corporation
40,000 6.700%,  12/15/2033 40,761
Uniti Group, Inc., Convertible
94,000 7.500%,  12/1/2027
c
92,449
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
98,000 4.750%,  4/15/2028
c
84,466
Univision Communications, Inc.
43,000 6.625%,  6/1/2027
c
42,883
47,000 4.500%,  5/1/2029
c
41,936
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 66,036
67,000 3.150%,  3/22/2030 61,239
97,000 2.550%,  3/21/2031 83,638
88,000 2.355%,  3/15/2032 73,196
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
c
29,977
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
c
69,569
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
63,922
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
c
82,811
Walt Disney Company
37,000 3.800%,  3/22/2030 35,918
Warnermedia Holdings, Inc.
42,000 3.638%,  3/15/2025 41,089
106,000 4.054%,  3/15/2029 100,572
YPSO Finance BIS SA
32,000 10.500%,  5/15/2027
c
20,724
Total 6,069,811
Consumer Cyclical (2.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
135,000 4.375%,  1/15/2028
c
128,936
Adient Global Holdings, Ltd.
49,000 4.875%,  8/15/2026
c
47,915
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
35,000 6.625%,  7/15/2026
c
34,816
35,000 6.000%,  6/1/2029
c
28,535
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
c
90,909
50,000 4.625%,  6/1/2028
c
45,693
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
c
42,410
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 38,114
77,000 4.700%,  12/1/2032 79,121
American Axle & Manufacturing,
Inc.
127,000 6.500%,  4/1/2027
f
127,513
American Honda Finance
Corporation
61,000 5.650%,  11/15/2028 63,841
80,000 5.850%,  10/4/2030 85,272

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Cyclical (2.2%) - continued
Arko Corporation
$ 46,000 5.125%,  11/15/2029
c
$ 39,802
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
c
40,016
43,000 4.625%,  4/1/2030
c
38,519
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 37,372
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 65,650
Booking Holdings, Inc.,
Convertible
77,000 0.750%,  5/1/2025 145,053
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
c
59,659
Boyne USA, Inc.
33,000 4.750%,  5/15/2029
c
31,033
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
c
72,666
Burlington Stores, Inc., Convertible
136,000 2.250%,  4/15/2025 146,200
55,000 1.250%,  12/15/2027
c
61,902
Caesars Entertainment, Inc.
115,000 6.250%,  7/1/2025
c
115,313
35,000 8.125%,  7/1/2027
c
35,878
73,000 4.625%,  10/15/2029
c
65,846
Carnival Corporation
70,000 7.625%,  3/1/2026
c
71,266
116,000 5.750%,  3/1/2027
c
113,150
30,000 4.000%,  8/1/2028
c
27,892
Cedar Fair, LP
68,000 5.250%,  7/15/2029 64,149
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
c
43,128
35,000 6.750%,  5/1/2031
c
35,523
Cinemark USA, Inc.
97,000 5.875%,  3/15/2026
c,f
94,940
Clarios Global, LP/Clarios US
Finance Company, Inc.
35,000 8.500%,  5/15/2027
c
35,122
100,000 6.750%,  5/15/2028
c
102,021
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 15,341
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 61,419
Expedia Group, Inc., Convertible
187,000 Zero Coupon,  2/15/2026 176,809
Ford Motor Company
206,000 3.250%,  2/12/2032 171,331
Ford Motor Company, Convertible
272,000 Zero Coupon,  3/15/2026 270,640
Ford Motor Credit Company, LLC
47,000 2.300%,  2/10/2025 45,199
56,000 4.134%,  8/4/2025 54,429
137,000 2.700%,  8/10/2026 126,888
76,000 2.900%,  2/10/2029 66,561
45,000 7.350%,  3/6/2030 48,344
68,000 7.122%,  11/7/2033 73,266
Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Cyclical (2.2%) - continued
Forestar Group, Inc.
$ 45,000 3.850%,  5/15/2026
c
$ 42,866
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 67,594
50,000 1.200%,  10/15/2024 48,251
130,000 2.900%,  2/26/2025 126,128
35,000 2.750%,  6/20/2025 33,652
61,000 5.800%,  6/23/2028 62,681
48,000 5.800%,  1/7/2029 49,121
Genuine Parts Company
40,000 6.500%,  11/1/2028 42,477
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 42,517
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
c,f
61,735
Hilton Domestic Operating
Company, Inc.
111,000 4.875%,  1/15/2030 107,576
29,000 3.625%,  2/15/2032
c
25,309
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
56,000 5.000%,  6/1/2029
c
51,663
Home Depot, Inc.
62,000 3.250%,  4/15/2032 57,251
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 37,811
Hyundai Capital America
27,000 5.500%,  3/30/2026
c
27,140
67,000 3.000%,  2/10/2027
c
62,613
40,000 6.500%,  1/16/2029
c
42,228
International Game Technology plc
120,000 5.250%,  1/15/2029
c
117,504
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
c
36,660
KB Home
60,000 4.800%,  11/15/2029 57,330
Kohl's Corporation
38,000 4.625%,  5/1/2031 29,830
L Brands, Inc.
135,000 6.625%,  10/1/2030
c
137,977
20,000 6.875%,  11/1/2035 20,251
Lennar Corporation
34,000 4.750%,  5/30/2025 33,777
Light & Wonder International, Inc.
110,000 7.250%,  11/15/2029
c
112,630
Live Nation Entertainment, Inc.,
Convertible
131,000 2.000%,  2/15/2025 137,799
211,000 3.125%,  1/15/2029
c
239,612
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 99,419
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
c,f
62,396
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 40,260
67,000 4.625%,  6/15/2030 65,793
Marriott Vacations Worldwide
Corporation, Convertible
126,000 Zero Coupon,  1/15/2026 110,628

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Cyclical (2.2%) - continued
$ 131,000 3.250%,  12/15/2027 $ 115,870
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
c
53,471
McDonald's Corporation
39,000 4.950%,  8/14/2033 40,085
Mercedes-Benz Finance North
America, LLC
68,000 1.450%,  3/2/2026
c
63,412
45,000 5.200%,  8/3/2026
c
45,601
Michaels Companies, Inc.
47,000 5.250%,  5/1/2028
c,f
37,157
NCL Corporation, Ltd.
32,000 3.625%,  12/15/2024
c
31,087
36,000 5.875%,  3/15/2026
c
35,178
73,000 5.875%,  2/15/2027
c
72,370
Nissan Motor Company, Ltd.
30,000 3.522%,  9/17/2025
c
28,879
32,000 4.345%,  9/17/2027
c
30,611
39,000 4.810%,  9/17/2030
c
36,461
Nordstrom, Inc.
28,000 4.375%,  4/1/2030 24,356
39,000 4.250%,  8/1/2031 32,447
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
c
59,850
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
c
113,134
64,000 7.750%,  2/15/2029
c
62,260
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
c
125,677
170,000 6.250%,  1/15/2028
c,f
169,009
Raising Cane's Restaurants, LLC
34,000 9.375%,  5/1/2029
c
36,284
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
79,000 5.750%,  1/15/2029
c
61,396
Royal Caribbean Cruises, Ltd.
159,000 4.250%,  7/1/2026
c
153,574
47,000 9.250%,  1/15/2029
c
50,554
52,000 7.250%,  1/15/2030
c
54,308
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
c
15,127
SeaWorld Parks and
Entertainment, Inc.
53,000 5.250%,  8/15/2029
c
49,545
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
c
25,108
Staples, Inc.
56,000 7.500%,  4/15/2026
c
52,104
37,000 10.750%,  4/15/2027
c
26,959
Station Casinos, LLC
53,000 4.625%,  12/1/2031
c
47,789
Tapestry, Inc.
59,000 7.350%,  11/27/2028 61,891
Target Corporation
82,000 2.350%,  2/15/2030 73,164
Tenneco, Inc.
55,000 8.000%,  11/17/2028
c
46,956
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 42,141
Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Cyclical (2.2%) - continued
Tractor Supply Company
$ 41,000 5.250%,  5/15/2033 $ 42,059
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
c
15,036
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
c
60,150
Uber Technologies, Inc.,
Convertible
256,000 Zero Coupon,  12/15/2025 260,316
79,000 0.875%,  12/1/2028
c
85,913
Vail Resorts, Inc., Convertible
193,000 Zero Coupon,  1/1/2026 171,649
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
c
60,900
150,000 5.750%,  2/1/2027
c
150,445
104,000 3.750%,  2/15/2027
c
98,171
Victoria's Secret & Company
34,000 4.625%,  7/15/2029
c
28,400
Viking Cruises, Ltd.
113,000 5.875%,  9/15/2027
c
109,045
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
c
16,551
Wabash National Corporation
73,000 4.500%,  10/15/2028
c
65,869
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
c
32,730
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
c
101,779
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
c
51,158
Total 9,079,867
Consumer Non-Cyclical (1.9%)
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
c,f
26,328
AdaptHealth, LLC
46,000 4.625%,  8/1/2029
c
35,500
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
94,000 4.625%,  1/15/2027
c
91,387
168,000 3.500%,  3/15/2029
c
152,541
Altria Group, Inc.
40,000 6.200%,  11/1/2028 41,950
Amgen, Inc.
60,000 5.150%,  3/2/2028 61,425
102,000 5.250%,  3/2/2030 104,856
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 80,992
90,000 4.750%,  1/23/2029 91,399
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 41,001
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 80,526
B&G Foods, Inc.
31,000 5.250%,  9/15/2027
f
28,162
73,000 8.000%,  9/15/2028
c
76,653

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Non-Cyclical (1.9%) - continued
BAT Capital Corporation
$ 45,000 6.343%,  8/2/2030 $ 47,246
43,000 7.750%,  10/19/2032 48,542
Bausch & Lomb Escrow
Corporation
16,000 8.375%,  10/1/2028
c
16,879
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
c
24,699
95,000 4.875%,  6/1/2028
c
57,213
41,000 11.000%,  9/30/2028
c
29,806
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,162
67,000 2.823%,  5/20/2030 59,882
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
c
50,714
BioMarin Pharmaceutical, Inc.,
Convertible
190,000 1.250%,  5/15/2027
f
195,111
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 57,958
Bristol-Myers Squibb Company
41,000 5.750%,  2/1/2031 43,905
20,000 5.900%,  11/15/2033 21,791
Cargill, Inc.
79,000 2.125%,  11/10/2031
c
65,934
Catalent Pharma Solutions, Inc.
58,000 3.125%,  2/15/2029
c
50,757
Central Garden & Pet Company
115,000 4.125%,  10/15/2030
f
104,597
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
c
9,455
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
c
66,371
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
c
59,464
19,000 8.000%,  12/15/2027
c
18,336
84,000 6.000%,  1/15/2029
c
75,611
39,000 5.250%,  5/15/2030
c
32,617
37,000 4.750%,  2/15/2031
c
29,087
Cigna Group
58,000 2.400%,  3/15/2030 50,785
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 83,644
16,000 4.900%,  5/1/2033 16,097
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
c
82,028
58,000 6.625%,  7/15/2030
c
59,584
CVS Health Corporation
41,000 5.000%,  2/20/2026 41,194
35,000 4.300%,  3/25/2028 34,407
41,000 5.125%,  2/21/2030 41,636
41,000 5.300%,  6/1/2033 42,075
Diageo Capital plc
45,000 2.000%,  4/29/2030 38,864
60,000 5.625%,  10/5/2033 64,714
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
c
49,062
Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Non-Cyclical (1.9%) - continued
Eli Lilly & Company
$ 82,000 4.700%,  2/27/2033 $ 84,086
Embecta Corporation
23,000 6.750%,  2/15/2030
c
20,010
Encompass Health Corporation
117,000 4.500%,  2/1/2028 111,941
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
c
32,357
85,000 4.375%,  3/31/2029
c
76,082
Envista Holdings Corporation,
Convertible
118,000 1.750%,  8/15/2028 107,380
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
c
23,620
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,221
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 47,944
Grifols SA
81,000 4.750%,  10/15/2028
c
73,456
HLF Financing SARL, LLC/
Herbalife International, Inc.
124,000 4.875%,  6/1/2029
c
97,366
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
c
33,435
Integer Holdings Corporation,
Convertible
177,000 2.125%,  2/15/2028
c
225,852
Jazz Investments I, Ltd.,
Convertible
183,000 2.000%,  6/15/2026
f
184,555
Jazz Securities DAC
46,000 4.375%,  1/15/2029
c
42,845
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
42,000 6.750%,  3/15/2034
c
44,252
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
107,000 2.500%,  1/15/2027 98,468
52,000 3.625%,  1/15/2032 44,578
Kenvue, Inc.
20,000 5.000%,  3/22/2030 20,643
Keurig Dr. Pepper, Inc.
70,000 3.200%,  5/1/2030 64,353
Kraft Heinz Foods Company
65,000 3.875%,  5/15/2027 63,753
41,000 6.750%,  3/15/2032 46,159
Kroger Company
37,000 4.500%,  1/15/2029 36,749
Lamb Weston Holdings, Inc.
42,000 4.125%,  1/31/2030
c
38,721
Legacy LifePoint Health, LLC
35,000 4.375%,  2/15/2027
c
32,313
LifePoint Health, Inc.
34,000 11.000%,  10/15/2030
c
35,807
Mattel, Inc.
124,000 3.375%,  4/1/2026
c
117,920
McKesson Corporation
35,000 0.900%,  12/3/2025 32,449

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Non-Cyclical (1.9%) - continued
$ 59,000 1.300%,  8/15/2026 $ 54,094
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,013
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
c
22,068
ModivCare, Inc.
22,000 5.875%,  11/15/2025
c
21,725
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
c
80,469
48,000 5.250%,  10/1/2029
c
45,244
Nestle Holdings, Inc.
82,000 4.950%,  3/14/2030
c
84,465
Newell Brands, Inc.
104,000 5.200%,  4/1/2026 102,566
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
c
88,364
48,000 5.125%,  4/30/2031
c
41,033
Owens & Minor, Inc.
78,000 6.625%,  4/1/2030
c
74,475
Perrigo Finance Unlimited
Company
42,000 4.375%,  3/15/2026 40,610
47,000 3.150%,  6/15/2030 42,751
Pfizer Investment Enterprises Pte,
Ltd.
55,000 4.450%,  5/19/2026 54,844
40,000 4.750%,  5/19/2033 40,090
Philip Morris International, Inc.
82,000 4.875%,  2/15/2028 82,876
43,000 5.625%,  11/17/2029 45,090
43,000 5.750%,  11/17/2032 45,127
Post Holdings, Inc.
56,000 4.500%,  9/15/2031
c
50,184
Post Holdings, Inc., Convertible
118,000 2.500%,  8/15/2027 119,239
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
c
78,318
Procter & Gamble Company
37,000 1.200%,  10/29/2030 30,649
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
35,000 9.750%,  12/1/2026
c
34,723
Roche Holdings, Inc.
45,000 1.930%,  12/13/2028
c
40,174
62,000 2.076%,  12/13/2031
c
52,200
Royalty Pharma plc
105,000 1.200%,  9/2/2025 97,967
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 28,432
SEG Holding, LLC
125,000 5.625%,  10/15/2028
c
125,469
Simmons Foods, Inc.
87,000 4.625%,  3/1/2029
c
75,271
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
c
47,706
40,000 5.500%,  7/15/2030
c
38,815
65,000 3.875%,  3/15/2031
c
59,150
Star Parent, Inc.
55,000 9.000%,  10/1/2030
c
57,962
Principal
Amount Long-Term Fixed Income (46.2%) Value
Consumer Non-Cyclical (1.9%) - continued
Sysco Corporation
$ 38,000 5.950%,  4/1/2030 $ 40,388
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 90,323
Teleflex, Inc.
120,000 4.625%,  11/15/2027 116,647
25,000 4.250%,  6/1/2028
c
23,695
Tenet Healthcare Corporation
222,000 5.125%,  11/1/2027 217,016
71,000 6.125%,  10/1/2028 70,799
68,000 6.750%,  5/15/2031
c
69,499
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 57,406
Thermo Fisher Scientific, Inc.
40,000 5.000%,  12/5/2026 40,600
Topgolf Callaway Brands
Corporation, Convertible
68,000 2.750%,  5/1/2026 72,624
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028 69,045
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,863
Utah Acquisition Sub, Inc.
60,000 3.950%,  6/15/2026 57,984
Viterra Finance BV
83,000 3.200%,  4/21/2031
c
71,527
Winnebago Industries, Inc.,
Convertible
94,000 1.500%,  4/1/2025 117,641
Wyeth, LLC
99,000 6.500%,  2/1/2034 111,608
Zoetis, Inc.
62,000 5.600%,  11/16/2032 66,458
Total 7,862,548
Energy (1.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
c
54,798
Antero Resources Corporation
31,000 5.375%,  3/1/2030
c
29,712
Apache Corporation
61,000 4.375%,  10/15/2028 57,760
Archrock Partners, LP/Archrock
Partners Finance Corporation
115,000 6.250%,  4/1/2028
c
113,275
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
c
58,990
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 106,346
61,000 4.812%,  2/13/2033 61,501
BP Capital Markets plc
91,000 4.875%,  3/22/2030
b,i
86,432
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 66,150
Callon Petroleum Company
45,000 7.500%,  6/15/2030
c,f
45,383

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Energy (1.6%) - continued
Cheniere Energy Partners, LP
$ 45,000 4.500%,  10/1/2029 $ 43,041
44,000 3.250%,  1/31/2032 37,489
55,000 5.950%,  6/30/2033
c
56,471
Chesapeake Energy Corporation
44,000 6.750%,  4/15/2029
c
44,409
Chord Energy Corporation
43,000 6.375%,  6/1/2026
c
43,000
Civitas Resources, Inc.
26,000 8.375%,  7/1/2028
c
27,143
19,000 8.625%,  11/1/2030
c
20,154
74,000 8.750%,  7/1/2031
c
78,776
CNX Resources Corporation
33,000 6.000%,  1/15/2029
c
31,635
CNX Resources Corporation,
Convertible
109,000 2.250%,  5/1/2026
f
176,449
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
c
36,851
81,000 6.042%,  8/15/2028
c
83,600
Comstock Resources, Inc.
43,000 5.875%,  1/15/2030
c
37,294
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
c
50,223
Crescent Energy Finance, LLC
64,000 9.250%,  2/15/2028
c
66,404
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
c
22,497
Diamondback Energy, Inc.
104,000 3.125%,  3/24/2031 92,438
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
c
41,399
25,000 4.375%,  6/15/2031
c
22,551
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
59,001
56,000 7.625%,  1/15/2083
b
56,085
41,000 5.900%,  11/15/2026 42,095
20,000 5.700%,  3/8/2033 20,788
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
c
39,551
Energy Transfer, LP
53,000 6.750%,  5/15/2025
b,i
50,554
41,000 4.400%,  3/15/2027 40,082
67,000 3.750%,  5/15/2030 62,218
40,000 6.400%,  12/1/2030 42,768
EnLink Midstream Partners, LP
91,000 4.850%,  7/15/2026 89,152
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 44,429
EQM Midstream Partners, LP
157,000 4.750%,  1/15/2031
c
146,112
EQT Corporation, Convertible
48,000 1.750%,  5/1/2026 127,411
Ferrellgas, LP/Ferrellgas Finance
Corporation
59,000 5.375%,  4/1/2026
c
57,740
Principal
Amount Long-Term Fixed Income (46.2%) Value
Energy (1.6%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 89,000 8.875%,  4/15/2030 $ 92,026
Harvest Midstream, LP
68,000 7.500%,  9/1/2028
c
67,597
Hess Midstream Operations, LP
54,000 5.625%,  2/15/2026
c
53,605
25,000 5.125%,  6/15/2028
c
24,120
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
c
67,599
64,000 6.250%,  4/15/2032
c
61,562
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
c
70,210
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
c
57,502
Laredo Petroleum, Inc.
99,000 7.750%,  7/31/2029
c
94,654
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 43,888
MEG Energy Corporation
74,000 5.875%,  2/1/2029
c
71,902
MPLX, LP
113,000 1.750%,  3/1/2026 105,704
20,000 5.000%,  3/1/2033 19,592
Murphy Oil Corporation
33,000 5.875%,  12/1/2027 32,832
Nabors Industries, Ltd.
115,000 7.250%,  1/15/2026
c
110,539
National Fuel Gas Company
90,000 5.500%,  1/15/2026 90,098
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
c
29,761
Noble Finance II, LLC
59,000 8.000%,  4/15/2030
c
61,393
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
c
59,371
Northern Oil and Gas, Inc.,
Convertible
120,000 3.625%,  4/15/2029 141,480
Northriver Midstream Finance, LP
29,000 5.625%,  2/15/2026
c
28,114
NuStar Logistics, LP
49,000 5.750%,  10/1/2025 48,691
Occidental Petroleum Corporation
80,000 8.875%,  7/15/2030 93,616
ONEOK, Inc.
68,000 2.200%,  9/15/2025 64,620
39,000 5.550%,  11/1/2026 39,686
41,000 5.650%,  11/1/2028 42,443
Ovintiv, Inc.
47,000 5.650%,  5/15/2028 47,956
41,000 6.250%,  7/15/2033 42,385
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 42,835
Permian Resources Operating,
LLC
85,000 7.000%,  1/15/2032
c
87,692

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Energy (1.6%) - continued
Permian Resources Operating,
LLC, Convertible
$ 54,000 3.250%,  4/1/2028 $ 125,113
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 48,393
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 228,420
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 91,994
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
c
57,860
Range Resources Corporation
46,000 4.750%,  2/15/2030
c
42,522
Rockcliff Energy II, LLC
60,000 5.500%,  10/15/2029
c
56,707
Rockies Express Pipeline, LLC
43,000 4.950%,  7/15/2029
c
41,116
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
c
28,687
SM Energy Company
32,000 6.625%,  1/15/2027 31,819
35,000 6.500%,  7/15/2028 35,016
Southwestern Energy Company
55,000 5.375%,  3/15/2030 53,705
33,000 4.750%,  2/1/2032 30,532
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 44,593
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 89,880
49,000 4.500%,  4/30/2030 45,365
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
100,000 5.500%,  1/15/2028
c
94,501
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 102,969
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
c
46,944
TransCanada Trust
105,000 5.875%,  8/15/2076
b
99,254
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
c
57,062
Transocean, Inc.
50,000 11.500%,  1/30/2027
c
52,250
69,350 8.750%,  2/15/2030
c
72,454
USA Compression Partners, LP/
USA Compression Finance
Corporation
65,000 6.875%,  4/1/2026 64,726
Valaris, Ltd.
57,000 8.375%,  4/30/2030
c
58,399
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
c
60,789
49,000 6.250%,  1/15/2030
c
48,735
40,000 4.125%,  8/15/2031
c
35,240
Principal
Amount Long-Term Fixed Income (46.2%) Value
Energy (1.6%) - continued
Venture Global LNG, Inc.
$ 117,000 8.375%,  6/1/2031
c
$ 116,939
45,000 9.875%,  2/1/2032
c
46,874
Weatherford International, Ltd.
50,000 8.625%,  4/30/2030
c
52,203
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 38,476
Total 6,563,167
Financials (5.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 6.000%,  8/1/2029
c
17,264
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
33,572
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 58,766
63,000 6.500%,  7/15/2025 63,798
114,000 3.000%,  10/29/2028 104,081
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,873
24,000 3.375%,  7/1/2025 23,230
64,000 4.650%,  6/15/2026
b,i
57,459
45,000 3.125%,  12/1/2030 39,359
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,c,i
55,725
45,000 2.850%,  1/26/2028
c
40,141
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
37,000 6.750%,  10/15/2027
c
36,869
Ally Financial, Inc.
67,000 5.750%,  11/20/2025 66,583
128,000 4.700%,  5/15/2026
b,i
96,008
45,000 8.000%,  11/1/2031 49,298
15,000 6.700%,  2/14/2033 15,018
American Express Company
65,000 3.950%,  8/1/2025 63,949
50,000 3.550%,  9/15/2026
b,i
42,865
82,000 6.338%,  10/30/2026
b
83,603
102,000 2.550%,  3/4/2027 95,555
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 37,120
American International Group, Inc.
81,000 5.125%,  3/27/2033 82,197
AmWINS Group, Inc.
53,000 4.875%,  6/30/2029
c
48,401
Arbor Realty Trust, Inc.,
Convertible
48,000 7.500%,  8/1/2025 48,672
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,596
104,000 2.150%,  7/15/2026 94,804
Ares Capital Corporation,
Convertible
75,000 4.625%,  3/1/2024 77,203
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,970
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
b,c
96,861

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
Aviation Capital Group, LLC
$ 48,000 4.875%,  10/1/2025
c
$ 47,043
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
c
85,957
BAC Capital Trust XIV
92,000
6.046%,  (TSFR3M +
0.662%), 1/18/2024
b,i
74,520
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
c
16,972
Banco Santander SA
25,000 4.750%,  11/12/2026
b,i
21,069
Bank of America Corporation
70,000 4.200%,  8/26/2024 69,343
158,000 6.250%,  9/5/2024
b,i
156,545
35,000 3.458%,  3/15/2025
b
34,833
83,000 6.100%,  3/17/2025
b,i
82,212
85,000 1.319%,  6/19/2026
b
79,996
32,000 1.197%,  10/24/2026
b
29,714
80,000 6.125%,  4/27/2027
b,f,i
80,192
70,000 1.734%,  7/22/2027
b
64,131
84,000 4.376%,  4/27/2028
b
82,093
134,000 3.593%,  7/21/2028
b
127,099
65,000 4.948%,  7/22/2028
b
64,991
125,000 5.819%,  9/15/2029
b
129,034
179,000 3.974%,  2/7/2030
b
169,423
159,000 2.687%,  4/22/2032
b
134,264
65,000 2.572%,  10/20/2032
b
53,890
82,000 2.972%,  2/4/2033
b
69,767
42,000 3.846%,  3/8/2037
b
36,876
Bank of Montreal
77,000 5.266%,  12/11/2026 78,059
60,000 5.203%,  2/1/2028 61,119
42,000 3.088%,  1/10/2037
b
33,874
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
b
42,488
65,000 4.596%,  7/26/2030
b
64,549
41,000 6.474%,  10/25/2034
b
45,415
Bank of Nova Scotia
66,000 5.250%,  12/6/2024 65,954
51,000 4.900%,  6/4/2025
b,i
48,713
45,000 1.050%,  3/2/2026 41,467
Barclays plc
41,000 2.852%,  5/7/2026
b
39,530
80,000 5.501%,  8/9/2028
b
80,371
68,000 4.972%,  5/16/2029
b
66,754
51,000 6.224%,  5/9/2034
b
52,896
41,000 7.119%,  6/27/2034
b
43,695
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 115,377
Blackstone Mortgage Trust, Inc.,
Convertible
80,000 5.500%,  3/15/2027 72,600
Blue Owl Capital Corporation II
40,000 8.450%,  11/15/2026
c
41,210
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 58,564
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
c
20,804
67,000 3.750%,  6/17/2026
c
61,259
Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
BNP Paribas SA
$ 67,000 2.819%,  11/19/2025
b,c
$ 65,285
55,000 3.132%,  1/20/2033
b,c
46,735
BPCE SA
32,000 2.375%,  1/14/2025
c
30,937
Bread Financial Holdings, Inc.
34,000 9.750%,  3/15/2029
c
35,247
Bread Financial Holdings, Inc.,
Convertible
58,000 4.250%,  6/15/2028
c,f
61,555
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 64,824
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
19,000 4.500%,  4/1/2027
c
17,100
Camden Property Trust
40,000 5.850%,  11/3/2026 41,196
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 65,931
37,000 5.926%,  10/2/2026 38,065
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
22,440
61,000 3.273%,  3/1/2030
b
54,479
Capital One NA
48,000 2.280%,  1/28/2026
b
46,290
Castlelake Aviation Finance DAC
29,000 5.000%,  4/15/2027
c
27,149
Centene Corporation
167,000 3.000%,  10/15/2030 144,629
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,f,i
126,223
79,000 0.900%,  3/11/2026 72,420
88,000 4.000%,  6/1/2026
b,i
77,570
39,000 5.875%,  8/24/2026 40,000
25,000 5.000%,  6/1/2027
b,i
22,569
59,000 2.000%,  3/20/2028 52,486
40,000 6.136%,  8/24/2034
b
42,163
Citigroup, Inc.
37,000 5.000%,  9/12/2024
b,i
35,916
105,000 3.352%,  4/24/2025
b
104,196
85,000 5.500%,  9/13/2025 85,387
37,000 1.281%,  11/3/2025
b
35,599
105,000 3.875%,  2/18/2026
b,i
92,959
38,000 4.150%,  11/15/2026
b,i
32,613
159,000 1.122%,  1/28/2027
b
146,089
91,000 1.462%,  6/9/2027
b
83,278
78,000 3.070%,  2/24/2028
b
73,498
29,000 7.375%,  5/15/2028
b,i
29,351
55,000 7.625%,  11/15/2028
b,i
56,161
180,000 4.075%,  4/23/2029
b
173,238
41,000 6.174%,  5/25/2034
b
42,426
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,i
51,369
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,707
Coinbase Global, Inc., Convertible
281,000 0.500%,  6/1/2026 254,474
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
39,557

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
Commonwealth Bank of Australia
$ 54,000 2.688%,  3/11/2031
c
$ 44,403
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,c
32,991
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
b
41,857
42,000 6.050%,  9/15/2033
c
43,741
48,000 5.750%,  1/15/2034 49,064
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 84,843
Corporate Office Properties, LP,
Convertible
53,000 5.250%,  9/15/2028
c
55,836
Credit Acceptance Corporation
79,000 9.250%,  12/15/2028
c
84,210
Credit Agricole SA
45,000 3.250%,  1/14/2030
c
39,722
Credit Suisse Group AG
32,000 7.250%,  9/12/2025
b,c,i,j
3,680
22,000 7.500%,  12/29/2049
*,b,i,j
2,530
Dai-ichi Life Insurance Company,
Ltd.
80,000 5.100%,  10/28/2024
b,c,f,i
79,210
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
142,472
64,000 2.311%,  11/16/2027
b
58,521
58,000 6.819%,  11/20/2029
b
61,065
62,000 3.742%,  1/7/2033
b
50,897
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
86,687
Discover Financial Services
19,000 6.700%,  11/29/2032 19,903
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
c
91,990
Elevance Health, Inc.
79,000 5.350%,  10/15/2025 79,552
124,000 2.550%,  3/15/2031 107,666
Enact Holdings, Inc.
37,000 6.500%,  8/15/2025
c
36,885
Encore Capital Group, Inc.,
Convertible
91,000 4.000%,  3/15/2029
c
89,635
Extra Space Storage, LP
39,000 5.900%,  1/15/2031 40,705
44,000 2.400%,  10/15/2031 36,299
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,i
77,915
44,000 4.772%,  7/28/2030
b
42,972
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 105,768
First Horizon Bank
67,000 5.750%,  5/1/2030 63,169
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
c
64,792
24,000 9.750%,  8/1/2027
c
24,960
15,000 5.500%,  5/1/2028
c
14,425
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
c
26,648
Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
$ 22,000 12.000%,  10/1/2028
c
$ 24,027
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 42,582
45,000 2.625%,  1/15/2027 40,391
GGAM Finance, Ltd.
57,000 7.750%,  5/15/2026
c
57,855
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
103,000 3.750%,  12/15/2027
c
86,068
goeasy, Ltd.
45,000 9.250%,  12/1/2028
c
48,059
Goldman Sachs Group, Inc.
46,000 5.500%,  8/10/2024
b,i
45,357
31,000 3.500%,  4/1/2025 30,295
52,000 4.250%,  10/21/2025 51,040
51,000 0.855%,  2/12/2026
b
48,358
33,000 3.650%,  8/10/2026
b,i
29,263
57,000 4.125%,  11/10/2026
b,i
50,761
60,000 1.948%,  10/21/2027
b
54,889
42,000 2.640%,  2/24/2028
b
38,934
124,000 3.615%,  3/15/2028
b
118,933
86,000 4.482%,  8/23/2028
b
84,482
90,000 3.814%,  4/23/2029
b
85,443
44,000 3.800%,  3/15/2030 41,341
44,000 2.615%,  4/22/2032
b
36,934
45,000 2.383%,  7/21/2032
b
36,973
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 40,862
66,000
7.766%,  (TSFR3M +
2.387%), 2/12/2047
b,c
56,626
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
c
9,057
111,000 3.750%,  8/15/2028
c
129,182
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
64,733
20,000 6.375%,  3/30/2025
b,i
19,745
39,000 2.633%,  11/7/2025
b
38,024
41,000 1.645%,  4/18/2026
b
38,956
41,000 1.589%,  5/24/2027
b
37,604
64,000 2.251%,  11/22/2027
b
58,744
126,000 4.583%,  6/19/2029
b
122,170
47,000 4.600%,  12/17/2030
b,i
39,199
53,000 2.804%,  5/24/2032
b
44,245
HUB International, Ltd.
78,000 5.625%,  12/1/2029
c
74,410
Huntington Bancshares, Inc.
76,000 4.450%,  10/15/2027
b,i
66,651
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
55,000 6.375%,  12/15/2025 53,995
65,000 5.250%,  5/15/2027 58,385
ING Groep NV
90,000 1.726%,  4/1/2027
b
83,258
46,000 6.083%,  9/11/2027
b
46,943
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 61,622
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 54,112

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
J.P. Morgan Chase & Company
$ 44,000
8.939%,  (TSFR3M +
3.562%), 2/1/2024
b,i
$ 44,385
111,000 5.000%,  8/1/2024
b,i
108,976
73,000 4.600%,  2/1/2025
b,i
70,395
63,000 1.561%,  12/10/2025
b
60,656
31,000 2.083%,  4/22/2026
b
29,693
40,000 3.650%,  6/1/2026
b,i
36,605
190,000 1.045%,  11/19/2026
b
175,946
90,000 1.578%,  4/22/2027
b
83,054
81,000 2.947%,  2/24/2028
b
76,208
134,000 4.005%,  4/23/2029
b
128,927
45,000 2.069%,  6/1/2029
b
39,899
179,000 4.493%,  3/24/2031
b
174,525
42,000 2.963%,  1/25/2033
b
35,987
44,000 4.912%,  7/25/2033
b
43,504
42,000 5.717%,  9/14/2033
b
43,457
29,000 5.350%,  6/1/2034
b
29,413
36,000 6.254%,  10/23/2034
b
39,024
J.P. Morgan Chase Bank NA
80,000 5.110%,  12/8/2026 80,718
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
c
21,482
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 58,385
77,000 5.000%,  1/26/2033 71,983
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 53,158
Lincoln National Corporation
50,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
b
35,218
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
131,024
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
c
55,525
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,i
70,451
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,c
80,075
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 80,633
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 34,073
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,i
79,514
44,000 5.875%,  3/15/2028
b,i
43,126
57,000 6.400%,  12/15/2036 58,782
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
c
64,840
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 87,916
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 38,689
91,000 1.538%,  7/20/2027
b
83,148
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
88,640
93,000 2.564%,  9/13/2031 75,648
40,000 5.748%,  7/6/2034
b
41,383
Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
Molina Healthcare, Inc.
$ 54,000 4.375%,  6/15/2028
c
$ 51,072
Morgan Stanley
34,000 2.720%,  7/22/2025
b
33,439
88,000 1.164%,  10/21/2025
b
84,690
24,000 5.000%,  11/24/2025 23,964
69,000 2.188%,  4/28/2026
b
66,285
76,000 6.138%,  10/16/2026
b
77,368
39,000 0.985%,  12/10/2026
b
35,881
90,000 1.593%,  5/4/2027
b
82,925
93,000 1.512%,  7/20/2027
b
84,947
28,000 5.123%,  2/1/2029
b
28,127
134,000 3.622%,  4/1/2031
b
123,444
42,000 2.943%,  1/21/2033
b
35,728
44,000 4.889%,  7/20/2033
b
42,903
42,000 5.250%,  4/21/2034
b
41,996
47,000 5.424%,  7/21/2034
b
47,699
78,000 2.484%,  9/16/2036
b
61,822
MPT Operating Partnership, LP/
MPT Finance Corporation
50,000 5.250%,  8/1/2026
f
44,697
24,000 4.625%,  8/1/2029 17,257
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 38,108
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
c
48,633
NatWest Group plc
65,000 4.269%,  3/22/2025
b
64,769
45,000 4.892%,  5/18/2029
b
44,176
67,000 3.754%,  11/1/2029
b
65,356
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
55,000 4.500%,  9/30/2028
c
46,314
New York Life Global Funding
43,000 4.550%,  1/28/2033
c
42,381
NFP Corporation
35,000 6.875%,  8/15/2028
c
35,581
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,c
166,255
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 38,670
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 58,859
Northern Trust Corporation
65,000 4.000%,  5/10/2027 64,120
Office Properties Income Trust
25,000 2.650%,  6/15/2026 15,495
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 44,219
45,000 3.375%,  2/1/2031 38,233
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 64,786
165,000 3.875%,  9/15/2028 145,985
Park Intermediate Holdings, LLC
93,000 4.875%,  5/15/2029
c
86,084
Pebblebrook Hotel Trust,
Convertible
248,000 1.750%,  12/15/2026 220,869
Pine Street Trust I
45,000 4.572%,  2/15/2029
c
42,791

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
PNC Bank NA
$ 45,000 2.700%,  10/22/2029 $ 39,446
PNC Financial Services Group,
Inc.
102,000 5.671%,  10/28/2025
b
101,948
60,000 3.400%,  9/15/2026
b,i
47,995
57,000 6.200%,  9/15/2027
b,i
55,418
36,000 5.582%,  6/12/2029
b
36,768
58,000 6.250%,  3/15/2030
b,i
54,066
40,000 6.875%,  10/20/2034
b
44,406
PRA Group, Inc.
53,000 7.375%,  9/1/2025
c
52,594
44,000 8.375%,  2/1/2028
c
42,359
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
c
61,633
Prologis, LP
75,000 3.375%,  12/15/2027 71,602
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,753
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
39,472
43,000 6.750%,  3/1/2053
b
44,802
136,000 5.200%,  3/15/2044
b
135,320
42,000 3.700%,  10/1/2050
b
36,412
Public Storage Operating
Company
43,000 5.100%,  8/1/2033 44,514
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
b,c,f,i
38,972
Quicken Loans, LLC
24,000 3.875%,  3/1/2031
c
21,108
Radian Group, Inc.
45,000 4.875%,  3/15/2027 43,497
Realty Income Corporation
45,000 4.875%,  6/1/2026 45,036
50,000 3.950%,  8/15/2027 48,604
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 11,919
Regions Financial Corporation
40,000 2.250%,  5/18/2025 38,121
49,000 5.750%,  6/15/2025
b,i
47,505
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 46,134
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
c
23,687
68,000 4.000%,  9/15/2029
c
61,107
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
c
54,305
Royal Bank of Canada
78,000 0.750%,  10/7/2024 75,296
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 87,422
41,000 2.490%,  1/6/2028
b
37,535
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
83,634
Service Properties Trust
55,000 7.500%,  9/15/2025 55,611
70,000 5.500%,  12/15/2027 64,089
31,000 8.625%,  11/15/2031
c
32,470
Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
Simon Property Group, LP
$ 73,000 2.650%,  7/15/2030 $ 64,600
41,000 6.250%,  1/15/2034 44,559
SLM Corporation
30,000 4.200%,  10/29/2025 29,100
Societe Generale SA
39,000 2.625%,  10/16/2024
c
38,075
41,000 1.488%,  12/14/2026
b,c
37,736
Spirit Realty, LP
75,000 3.200%,  1/15/2027 70,956
Standard Chartered plc
41,000 0.991%,  1/12/2025
b,c
40,940
40,000 6.000%,  7/26/2025
b,c,f,i
39,243
63,000 2.608%,  1/12/2028
b,c
57,611
Starwood Property Trust, Inc.,
Convertible
127,000 6.750%,  7/15/2027 136,462
State Street Corporation
36,000 5.272%,  8/3/2026 36,523
44,000 4.421%,  5/13/2033
b
42,782
Sumitomo Life Insurance Company
95,000 3.375%,  4/15/2081
b,c
81,089
Sumitomo Mitsui Financial Group,
Inc.
39,000 2.448%,  9/27/2024 38,153
63,000 2.174%,  1/14/2027 58,239
75,000 5.716%,  9/14/2028 77,668
67,000 2.142%,  9/23/2030 55,507
54,000 5.766%,  1/13/2033 57,063
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
c
32,651
Summit Hotel Properties, Inc.,
Convertible
101,000 1.500%,  2/15/2026 89,537
Synchrony Financial
38,000 4.250%,  8/15/2024 37,582
15,000 7.250%,  2/2/2033 14,881
Synovus Bank
40,000 5.625%,  2/15/2028 38,432
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,305
39,000 5.156%,  1/10/2028 39,588
57,000 5.523%,  7/17/2028 58,684
44,000 4.456%,  6/8/2032 42,752
Truist Bank
42,000 2.250%,  3/11/2030 34,811
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,303
37,000 1.887%,  6/7/2029
b
31,973
95,000 5.100%,  3/1/2030
b,i
86,089
U.S. Bancorp
74,000 5.727%,  10/21/2026
b
74,479
65,000 4.548%,  7/22/2028
b
64,041
19,000 5.836%,  6/12/2034
b
19,599
UBS Group AG
34,000 2.593%,  9/11/2025
b,c
33,262
78,000 2.193%,  6/5/2026
b,c
74,177
88,000 3.869%,  1/12/2029
b,c
82,955
UDR, Inc.
89,000 3.000%,  8/15/2031 78,622

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Financials (5.3%) - continued
United Wholesale Mortgage, LLC
$ 16,000 5.500%,  11/15/2025
c
$ 15,899
39,000 5.500%,  4/15/2029
c
36,922
UnitedHealth Group, Inc.
88,000 4.200%,  5/15/2032 86,110
USB Realty Corporation
49,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
b,c,i
36,015
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,753
Ventas Realty, LP, Convertible
152,000 3.750%,  6/1/2026
c
160,360
Wells Fargo & Company
106,000 2.406%,  10/30/2025
b
103,113
116,000 3.900%,  3/15/2026
b,i
107,179
119,000 2.188%,  4/30/2026
b
114,046
50,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
b
47,310
41,000 3.526%,  3/24/2028
b
39,115
89,000 3.584%,  5/22/2028
b
84,778
65,000 4.808%,  7/25/2028
b
64,524
58,000 7.625%,  9/15/2028
b,i
60,860
90,000 4.478%,  4/4/2031
b
86,944
29,000 5.389%,  4/24/2034
b
29,126
40,000 5.557%,  7/25/2034
b
40,724
37,000 6.491%,  10/23/2034
b
40,252
Welltower OP, LLC, Convertible
223,000 2.750%,  5/15/2028
c
246,549
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
61,253
Willis North America, Inc.
90,000 4.500%,  9/15/2028 87,605
XHR, LP
25,000 6.375%,  8/15/2025
c
24,937
27,000 4.875%,  6/1/2029
c
24,853
Total 21,752,943
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
c
70,313
Total 70,313
Mortgage-Backed Securities (14.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
343,016 2.000%,  1/1/2052 281,516
1,821,258 2.500%,  5/1/2051 1,561,596
1,005,763 3.500%,  5/1/2052 922,825
1,107,319 4.000%,  5/1/2052 1,057,005
3,205,253 3.500%,  6/1/2052 2,942,968
2,773,351 5.000%,  7/1/2053 2,756,707
755,181 5.500%,  7/1/2053 763,311
317,066 5.000%,  8/1/2053 316,107
393,292 5.500%,  9/1/2053 400,090
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,159,497 2.500%,  7/1/2030 1,098,889
Principal
Amount Long-Term Fixed Income (46.2%) Value
Mortgage-Backed Securities (14.8%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 5,600,000 4.500%,  1/1/2039
h
$ 5,572,000
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
921,386 3.500%,  5/1/2040 881,971
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,768,313 3.000%,  1/1/2052 2,469,704
417,650 2.000%,  2/1/2051 343,350
267,561 2.000%,  2/1/2051 219,742
1,368,494 2.500%,  2/1/2051 1,166,208
1,273,078 2.500%,  2/1/2051 1,092,011
2,628,966 2.000%,  3/1/2051 2,158,434
1,365,746 4.000%,  3/1/2051 1,315,002
2,849,465 3.000%,  3/1/2052 2,526,016
1,807,492 2.000%,  4/1/2051 1,482,866
1,704,384 3.000%,  4/1/2051 1,510,907
1,760,640 3.000%,  5/1/2050 1,573,571
485,306 2.000%,  5/1/2051 397,748
896,221 3.000%,  5/1/2051 806,977
949,103 3.000%,  6/1/2050 859,825
367,381 4.000%,  6/1/2052 347,502
1,611,203 5.000%,  6/1/2053 1,605,024
2,069,348 2.500%,  7/1/2051 1,780,378
695,489 3.500%,  7/1/2051 647,336
1,065,392 4.000%,  7/1/2052 1,007,745
852,102 2.500%,  8/1/2050 738,374
1,479,886 3.500%,  8/1/2050 1,380,700
1,193,609 4.500%,  8/1/2052 1,162,717
418,506 5.000%,  8/1/2053 416,901
1,245,183 3.500%,  9/1/2052 1,148,270
367,870 5.000%,  9/1/2052 364,414
292,430 4.500%,  9/1/2053 284,400
928,139 4.500%,  9/1/2053 900,053
1,834,654 4.000%,  10/1/2052 1,742,540
506,257 2.000%,  11/1/2051 414,345
1,998,288 2.000%,  12/1/2050 1,649,770
3,470,717 4.500%,  12/1/2052 3,382,172
200,000 6.000%,  1/1/2042
h
203,062
400,000 4.500%,  1/1/2049
h
387,719
1,600,000 5.000%,  1/1/2049
h
1,582,875
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,303,536 2.500%,  3/1/2062 1,903,272
829,085 3.500%,  7/1/2061 752,114
948,567 4.000%,  12/1/2061 896,793
Total 61,175,822
Technology (1.5%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 42,554
Akamai Technologies, Inc.,
Convertible
67,000 0.125%,  5/1/2025 85,090
154,000 0.375%,  9/1/2027 171,479
109,000 1.125%,  2/15/2029
c
117,883
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,722

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Technology (1.5%) - continued
Apple, Inc.
$ 114,000 2.200%,  9/11/2029 $ 103,083
83,000 1.650%,  2/8/2031 69,974
AthenaHealth Group, Inc.
113,000 6.500%,  2/15/2030
c,f
102,511
Block, Inc., Convertible
43,000 0.125%,  3/1/2025 42,007
255,000 0.250%,  11/1/2027 209,419
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 65,386
Broadcom, Inc.
41,000 4.000%,  4/15/2029
c
39,576
Cloud Software Group, Inc.
65,000 6.500%,  3/31/2029
c
61,909
24,000 9.000%,  9/30/2029
c
22,811
CommScope, Inc.
50,000 7.125%,  7/1/2028
c
23,750
CSG Systems International, Inc.,
Convertible
133,000 3.875%,  9/15/2028
c
133,585
Dell International, LLC/EMC
Corporation
58,000 5.250%,  2/1/2028 59,442
29,000 5.300%,  10/1/2029 29,864
Euronet Worldwide, Inc.,
Convertible
48,000 0.750%,  3/15/2049 44,880
Fiserv, Inc.
72,000 2.750%,  7/1/2024 70,923
89,000 4.200%,  10/1/2028 86,979
20,000 5.600%,  3/2/2033 20,877
Gartner, Inc.
45,000 3.625%,  6/15/2029
c
40,616
110,000 3.750%,  10/1/2030
c
97,237
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,473
64,000 4.950%,  8/15/2027 64,102
45,000 3.200%,  8/15/2029 40,783
II-VI, Inc.
26,000 5.000%,  12/15/2029
c
24,694
Intel Corporation
84,000 5.125%,  2/10/2030 87,115
InterDigital, Inc., Convertible
196,000 3.500%,  6/1/2027 287,022
Iron Mountain, Inc.
63,000 4.875%,  9/15/2027
c
61,476
120,000 5.000%,  7/15/2028
c
115,295
47,000 4.875%,  9/15/2029
c
44,513
66,000 4.500%,  2/15/2031
c
59,764
Jabil, Inc.
41,000 5.450%,  2/1/2029 41,890
Lumentum Holdings, Inc.,
Convertible
326,000 0.500%,  6/15/2028 256,529
49,000 1.500%,  12/15/2029
c
48,706
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 38,450
Mastercard, Inc.
40,000 2.000%,  11/18/2031 33,737
Principal
Amount Long-Term Fixed Income (46.2%) Value
Technology (1.5%) - continued
Microchip Technology, Inc.,
Convertible
$ 239,000 0.125%,  11/15/2024
f
$ 261,107
Moody's Corporation
42,000 4.250%,  8/8/2032 40,855
NCR Voyix Corporation
89,000 5.125%,  4/15/2029
c
84,604
NVIDIA Corporation
22,000 2.850%,  4/1/2030 20,346
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024 47,907
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,385
45,000 4.300%,  6/18/2029 43,719
ON Semiconductor Corporation,
Convertible
170,000 Zero Coupon,  5/1/2027 277,950
32,000 0.500%,  3/1/2029
c
34,000
Open Text Corporation
74,000 3.875%,  12/1/2029
c
66,366
80,000 4.125%,  2/15/2030
c
72,406
Oracle Corporation
43,000 6.150%,  11/9/2029 46,257
112,000 2.950%,  4/1/2030 101,085
64,000 6.250%,  11/9/2032 69,625
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 41,161
52,000 2.300%,  6/1/2030 45,452
Progress Software Corporation,
Convertible
61,000 1.000%,  4/15/2026 64,264
PTC, Inc.
40,000 3.625%,  2/15/2025
c
39,104
60,000 4.000%,  2/15/2028
c
56,861
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
c
26,925
RingCentral, Inc.
55,000 8.500%,  8/15/2030
c
56,238
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,596
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 99,929
Seagate HDD Cayman
34,000 8.500%,  7/15/2031
c
36,900
64,330 9.625%,  12/1/2032 73,561
Semtech Corporation, Convertible
90,000 1.625%,  11/1/2027
f
76,905
11,000 4.000%,  11/1/2028
c
14,064
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
c
51,082
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
c
19,448
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
c
177,432
Verint Systems, Inc., Convertible
127,000 0.250%,  4/15/2026
f
111,522
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
c
48,149

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Technology (1.5%) - continued
Viavi Solutions, Inc., Convertible
$ 64,000 1.625%,  3/15/2026
c
$ 63,808
Vishay Intertechnology, Inc.,
Convertible
243,000 2.250%,  9/15/2030
c
238,626
VMware, LLC
91,000 1.400%,  8/15/2026 83,236
56,000 2.200%,  8/15/2031 46,402
Western Digital Corporation,
Convertible
230,000 3.000%,  11/15/2028
c
281,290
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,763
Ziff Davis, Inc., Convertible
176,000 1.750%,  11/1/2026 166,320
Total 6,143,756
Transportation (0.4%)
Air Transport Services Group, Inc.,
Convertible
111,000 3.875%,  8/15/2029
c
98,512
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
c
16,567
American Airlines, Inc.
62,000 8.500%,  5/15/2029
c
65,472
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
134,167 5.500%,  4/20/2026
c
133,199
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
c
32,376
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 76,554
CSX Corporation
45,000 4.250%,  3/15/2029 44,954
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
f
79,337
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
63,919 4.500%,  10/20/2025
c
62,948
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
c
82,781
Hawaiian Brand Intellectual
Property, Ltd.
77,000 5.750%,  1/20/2026
c
72,545
Hertz Corporation
45,000 4.625%,  12/1/2026
c
40,344
35,000 5.000%,  12/1/2029
c
28,711
Mileage Plus Holdings, LLC
82,600 6.500%,  6/20/2027
c
82,834
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 63,167
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
c
32,450
35,000 5.750%,  5/24/2026
c
35,277
47,000 1.700%,  6/15/2026
c
43,204
Rand Parent, LLC
61,000 8.500%,  2/15/2030
c,f
58,336
Principal
Amount Long-Term Fixed Income (46.2%) Value
Transportation (0.4%) - continued
RXO, Inc.
$ 62,000 7.500%,  11/15/2027
c
$ 63,975
Ryder System, Inc.
37,000 2.850%,  3/1/2027 34,782
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,187
Southwest Airlines Company,
Convertible
262,000 1.250%,  5/1/2025 264,751
Spirit Loyalty Cayman, Ltd.
33,000 8.000%,  9/20/2025
c
23,733
Union Pacific Corporation
45,000 2.150%,  2/5/2027 41,993
United Airlines, Inc.
55,000 4.375%,  4/15/2026
c
53,592
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
c,f
14,621
75,000 6.375%,  2/1/2030
c,f
52,378
Total 1,741,580
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 887,977
3,200,000 4.750%,  11/15/2053 3,588,500
2,190,000 3.250%,  5/15/2042 1,921,383
4,510,000 3.375%,  8/15/2042 4,021,475
U.S. Treasury Notes
2,830,000 0.125%,  2/15/2024 2,812,430
1,550,000 0.500%,  3/31/2025 1,473,771
1,620,000 0.500%,  2/28/2026 1,497,044
870,000 0.500%,  4/30/2027 776,577
1,550,000 1.125%,  2/29/2028 1,385,555
3,100,000 4.125%,  7/31/2028 3,131,969
715,000 1.375%,  11/15/2031 593,618
900,000 4.125%,  11/15/2032 914,836
851,000 3.375%,  5/15/2033 816,694
Total 23,821,829
Utilities (1.3%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 43,946
AES Corporation
72,000 3.950%,  7/15/2030
c
66,477
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
42,250
Alliant Energy Corporation,
Convertible
110,000 3.875%,  3/15/2026
c
109,175
Ameren Corporation
45,000 1.750%,  3/15/2028 39,755
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 62,482
39,000 5.200%,  1/15/2029 39,525
44,000 2.300%,  3/1/2030 37,567
20,000 5.625%,  3/1/2033 20,836
American Water Capital
Corporation, Convertible
163,000 3.625%,  6/15/2026
c
162,755

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Utilities (1.3%) - continued
Arizona Public Service Company
$ 37,000 5.550%,  8/1/2033 $ 38,230
Atmos Energy Corporation
40,000 5.900%,  11/15/2033 43,397
Calpine Corporation
56,000 4.500%,  2/15/2028
c
53,264
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,276
56,000 1.450%,  6/1/2026 51,558
67,000 2.650%,  6/1/2031 57,126
CenterPoint Energy, Inc.,
Convertible
163,000 4.250%,  8/15/2026
c
163,733
CMS Energy Corporation,
Convertible
135,000 3.375%,  5/1/2028
c
133,515
Constellation Energy Generation,
LLC
41,000 5.800%,  3/1/2033 43,094
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 34,420
45,000 3.375%,  4/1/2030 41,428
DTE Energy Company
65,000 4.220%,  11/1/2024 64,242
42,000 4.875%,  6/1/2028 42,364
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
43,302
22,000 4.875%,  9/16/2024
b,i
21,661
89,000 2.450%,  6/1/2030 77,588
43,000 4.500%,  8/15/2032 41,622
44,000 5.750%,  9/15/2033 46,544
Duke Energy Corporation,
Convertible
295,000 4.125%,  4/15/2026
c
295,738
Edison International
28,000 7.875%,  6/15/2054
b
28,210
54,000 4.950%,  4/15/2025 53,620
55,000 5.000%,  12/15/2026
b,i
51,211
Enel Finance International NV
93,000 1.375%,  7/12/2026
c
84,709
Entergy Corporation
34,000 0.900%,  9/15/2025 31,615
45,000 1.900%,  6/15/2028 39,856
Evergy, Inc.
34,000 2.450%,  9/15/2024 33,227
Eversource Energy
90,000 4.600%,  7/1/2027 89,268
40,000 5.125%,  5/15/2033 40,202
Exelon Corporation
45,000 4.050%,  4/15/2030 42,928
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
c
94,245
FirstEnergy Corporation,
Convertible
295,000 4.000%,  5/1/2026
c
292,198
Georgia Power Company
25,000 4.950%,  5/17/2033 25,202
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
c
43,233
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
c
67,518
Principal
Amount Long-Term Fixed Income (46.2%) Value
Utilities (1.3%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 75,000 3.450%,  6/15/2025 $ 73,436
37,000 5.050%,  9/15/2028 37,960
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
b
26,258
40,000 6.051%,  3/1/2025 40,356
60,000 5.749%,  9/1/2025 60,568
45,000 2.250%,  6/1/2030 38,494
NextEra Energy Operating
Partners, LP
125,000 3.875%,  10/15/2026
c
119,015
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
c
50,284
208,000 Zero Coupon,  11/15/2025
c
181,688
NiSource, Inc.
45,000 2.950%,  9/1/2029 41,098
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
c
31,877
46,000 10.250%,  3/15/2028
b,c,i
47,890
24,000 3.375%,  2/15/2029
c
21,198
35,000 5.250%,  6/15/2029
c
33,893
NRG Energy, Inc., Convertible
228,000 2.750%,  6/1/2048 292,980
Pacific Gas and Electric Company
82,000 6.950%,  3/15/2034 90,070
PG&E Corporation
65,000 5.000%,  7/1/2028 63,244
PPL Capital Funding, Inc.,
Convertible
170,000 2.875%,  3/15/2028
c
164,645
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,913
45,000 1.600%,  8/15/2030 36,811
Sempra
84,000 4.875%,  10/15/2025
b,i
82,174
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,561
Southern Company
44,000 4.475%,  8/1/2024 43,635
53,000 5.700%,  10/15/2032 55,639
35,000 4.000%,  1/15/2051
b
33,280
109,000 3.750%,  9/15/2051
b
99,245
Southern Company, Convertible
295,000 3.875%,  12/15/2025
c
295,148
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
c
58,439
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
c
101,027
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
c
87,144
132,000 5.000%,  7/31/2027
c
128,515
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,907

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.2%) Value
Utilities (1.3%) - continued
$ 64,000 4.600%,  6/1/2032 $ 62,391
Total 5,574,895
Total Long-Term Fixed Income
(cost $196,139,470) 191,247,998
Shares Common Stock ( 31.5% ) Value
Communications Services (2.2%)
4,921 Alphabet, Inc., Class A
k
687,415
21,805 Alphabet, Inc., Class C
k
3,072,979
13,538 Comcast Corporation 593,641
1,188 Electronic Arts, Inc. 162,530
625 Emerald Holding, Inc.
f,k
3,738
1,652 Integral Ad Science Holding
Corporation
k
23,772
352 Liberty Latin America, Ltd., Class
A
k
2,573
6,514 Meta Platforms, Inc.
k
2,305,695
325 Netflix, Inc.
k
158,236
667 Paramount Global 9,865
13,865 QuinStreet, Inc.
k
177,749
31,410 Verizon Communications, Inc. 1,184,157
19,572 Warner Brothers Discovery, Inc.
k
222,729
316 Windstream Services, LLC
k
2,923
4,051 Ziff Davis, Inc.
k
272,187
Total 8,880,189
Consumer Discretionary (3.5%)
534 Airbnb, Inc.
k
72,699
21,492 Amazon.com, Inc.
k
3,265,494
6,468 Aptiv plc
k
580,309
599 Bloomin' Brands, Inc. 16,862
259 Booking Holdings, Inc.
k
918,730
1,349 Boot Barn Holdings, Inc.
k
103,549
2,420 Brunswick Corporation 234,135
175 Chipotle Mexican Grill, Inc.
k
400,218
3,264 Columbia Sportswear Company 259,619
11,755 Cooper-Standard Holdings, Inc.
k
229,693
3,296 Crocs, Inc.
k
307,879
2,661 D.R. Horton, Inc. 404,419
1,022 Domino's Pizza, Inc. 421,299
1,678 Expedia Group, Inc.
k
254,704
1,143 Grand Canyon Education, Inc.
k
150,922
1,566 Hilton Worldwide Holdings, Inc. 285,153
3,419 Home Depot, Inc. 1,184,854
2,887 Lowe's Companies, Inc. 642,502
452 Lululemon Athletica, Inc.
k
231,103
2,819 McDonald's Corporation 835,862
741 Meritage Homes Corporation 129,082
5,326 Mobileye Global, Inc.
k
230,722
94 NVR, Inc.
k
658,042
2,301 Papa John's International, Inc. 175,405
3,820 SharkNinja, Inc. 195,469
5,055 Skyline Champion Corporation
k
375,384
4,220 Sony Group Corporation ADR 399,592
10,554 Stoneridge, Inc.
k
206,542
5,324 Tesla, Inc.
k
1,322,908
28,626 ThredUp, Inc.
k
64,408
Total 14,557,559
Consumer Staples (1.6%)
4,965 Altria Group, Inc. 200,288
Shares Common Stock (31.5%) Value
Consumer Staples (1.6%) - continued
7,248 BJ's Wholesale Club Holdings,
Inc.
k
$ 483,152
857 Casey's General Stores, Inc. 235,452
10,976 Coca-Cola Company 646,816
573 Constellation Brands, Inc. 138,523
27,219 Coty, Inc.
k
338,060
2,500 John B. Sanfilippo & Son, Inc. 257,600
15,812 Kenvue, Inc. 340,432
2,494 Kimberly-Clark Corporation 303,046
4,241 Lamb Weston Holdings, Inc. 458,410
3,704 Mondelez International, Inc. 268,281
97 PepsiCo, Inc. 16,474
6,875 Philip Morris International, Inc. 646,800
7,660 Pilgrim's Pride Corporation
k
211,876
1,688 Procter & Gamble Company 247,360
6,155 Sysco Corporation 450,115
6,282 Turning Point Brands, Inc. 165,342
4,652 Tyson Foods, Inc. 250,045
5,223 US Foods Holding Corporation
k
237,176
5,643 Walmart, Inc. 889,619
Total 6,784,867
Energy (1.5%)
218 Baker Hughes Company 7,451
7,300 Chesapeake Energy Corporation 561,662
274 Chevron Corporation 40,870
5,491 ConocoPhillips 637,340
3,059 Coterra Energy, Inc. 78,066
14,750 Devon Energy Corporation 668,175
16,368 Enterprise Products Partners, LP 431,297
3,193 EOG Resources, Inc. 386,193
8,740 Exxon Mobil Corporation 873,825
14,410 Halliburton Company 520,922
2,309 Marathon Petroleum Corporation 342,563
2,789 Matador Resources Company 158,583
23,973 NOV, Inc. 486,172
2,868 Pioneer Natural Resources
Company 644,956
2,105 Schlumberger NV 109,544
2,747 Shell plc NVDR 180,753
6,346 TechnipFMC plc 127,808
Total 6,256,180
Financials (4.9%)
1,545 Allstate Corporation 216,269
20,184 Ally Financial, Inc. 704,825
2,596 American Express Company 486,335
6,778 American International Group, Inc. 459,209
1,574 Ameriprise Financial, Inc. 597,852
4,662 Arch Capital Group, Ltd.
k
346,247
23,090 Bank of America Corporation 777,440
107 Bank of Marin Bancorp 2,356
5,380 Bank of N.T. Butterfield & Son, Ltd. 172,214
8,930 Bank of New York Mellon
Corporation 464,807
1,533 Berkshire Hathaway, Inc.
k
546,760
251 BlackRock, Inc. 203,762
12,585 Bridgewater Bancshares, Inc.
k
170,149
1,698 Brown & Brown, Inc. 120,745
2,331 Capital One Financial Corporation 305,641
5,205 Carlyle Group, Inc. 211,791
1,015 Cboe Global Markets, Inc. 181,238
1,402 Central Pacific Financial
Corporation 27,591

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.5%) Value
Financials (4.9%) - continued
8,455 Charles Schwab Corporation $ 581,704
3,156 Chubb, Ltd. 713,256
1,198 Cincinnati Financial Corporation 123,945
2,013 Citigroup, Inc. 103,549
5,688 Comerica, Inc. 317,447
656 Community Trust Bancorp, Inc. 28,772
2,123 Discover Financial Services 238,625
1,172 Ellington Residential Mortgage
REIT 7,184
16,723 F.N.B. Corporation 230,276
684 FactSet Research Systems, Inc. 326,302
212 Financial Institutions, Inc. 4,516
117 First Bancshares, Inc. 3,432
20 First Citizens BancShares, Inc./NC 28,379
148 First Mid-Illinois Bancshares, Inc. 5,130
1,025 Fiserv, Inc.
k
136,161
5,459 Glacier Bancorp, Inc. 225,566
1,156 Global Payments, Inc. 146,812
516 Great Southern Bancorp, Inc. 30,625
1,611 Hanmi Financial Corporation 31,253
6,981 Heartland Financial USA, Inc. 262,555
504 Heritage Financial Corporation 10,781
547 Hometrust Bancshares, Inc. 14,725
1,741 Hope Bancorp, Inc. 21,031
2,859 Houlihan Lokey, Inc. 342,823
301 Independent Bank Corporation/MI 7,832
8,663 Intercontinental Exchange, Inc. 1,112,589
8,708 J.P. Morgan Chase & Company 1,481,231
8,627 KeyCorp 124,229
2,206 Kinsale Capital Group, Inc. 738,811
2,126 M&T Bank Corporation 291,432
1,837 Marsh & McLennan Companies,
Inc. 348,056
1,167 Mastercard, Inc. 497,737
5,046 MetLife, Inc. 333,692
3,125 MGIC Investment Corporation 60,281
1,106 MidWestOne Financial Group, Inc. 29,762
2,822 Morgan Stanley 263,152
405 MSCI, Inc. 229,088
4,828 Nasdaq, Inc. 280,700
2,310 New York Community Bancorp,
Inc. 23,631
2,645 Northern Trust Corporation 223,185
3,716 NU Holdings, Ltd./Cayman
Islands
k
30,954
6,543 PayPal Holdings, Inc.
k
401,806
98 PNC Financial Services Group,
Inc. 15,175
2,211 Prosperity Bancshares, Inc. 149,751
7,398 Radian Group, Inc. 211,213
5,797 Raymond James Financial, Inc. 646,366
2,764 RLI Corporation 367,944
252 SEI Investments Company 16,015
372 Tradeweb Markets, Inc. 33,807
3,248 Triumph Financial, Inc.
k
260,425
214 Truist Financial Corporation 7,901
127 TrustCo Bank Corporation NY 3,943
478 U.S. Bancorp 20,688
285 Visa, Inc. 74,200
5,184 Voya Financial, Inc. 378,225
21,044 Wells Fargo & Company 1,035,786
7,233 Western Alliance Bancorp 475,859
4,965 Zions Bancorp NA 217,815
Total 20,323,361
Shares Common Stock (31.5%) Value
Health Care (3.8%)
4,785 Abbott Laboratories $ 526,685
1,568 Agilent Technologies, Inc. 217,999
1,399 Align Technology, Inc.
k
383,326
1,350 Amgen, Inc. 388,827
4,660 AstraZeneca plc ADR 313,851
13,108 Avantor, Inc.
k
299,256
1,134 Biogen, Inc.
k
293,445
2,603 Bio-Techne Corporation 200,847
5,133 Centene Corporation
k
380,920
1,056 Charles River Laboratories
International, Inc.
k
249,638
1,088 Cigna Group 325,802
158 Cooper Companies, Inc. 59,793
4,471 CVS Health Corporation 353,030
2,958 Danaher Corporation 684,304
3,748 Edwards Lifesciences Corporation
k
285,785
2,310 Elanco Animal Health, Inc.
k
34,419
1,089 Elevance Health, Inc. 513,529
226 Eli Lilly & Company 131,740
5,941 Enovis Corporation
k
332,815
143 Exelixis, Inc.
k
3,431
5,909 Gilead Sciences, Inc. 478,688
6,577 Halozyme Therapeutics, Inc.
k
243,086
1,187 HCA Healthcare, Inc. 321,297
1,319 Intuitive Surgical, Inc.
k
444,978
3,155 Johnson & Johnson 494,515
2,821 Laboratory Corporation of America
Holdings 641,185
3,379 Masimo Corporation
k
396,053
10,065 Medtronic plc 829,155
8,016 Merck & Company, Inc. 873,904
834 Molina Healthcare, Inc.
k
301,332
4,700 Novo Nordisk AS ADR
k
486,215
9,135 Option Care Health, Inc.
k
307,758
9,649 Pfizer, Inc. 277,795
4,693 Progyny, Inc.
k
174,486
1,842 QuidelOrtho Corporation
k
135,755
2,023 Sarepta Therapeutics, Inc.
k
195,078
658 Stryker Corporation 197,045
901 Thermo Fisher Scientific, Inc. 478,242
1,805 UnitedHealth Group, Inc. 950,278
1,513 Varex Imaging Corporation
k
31,016
287 Vertex Pharmaceuticals, Inc.
k
116,777
15,734 Viemed Healthcare, Inc.
k
123,512
417 Waters Corporation
k
137,289
3,404 Zimmer Biomet Holdings, Inc. 414,267
4,353 Zoetis, Inc. 859,152
Total 15,888,300
Industrials (4.3%)
3,684 Advanced Drainage Systems, Inc. 518,118
187 AECOM 17,284
8,814 Air Lease Corporation 369,659
1,744 AMETEK, Inc. 287,568
358 Armstrong World Industries, Inc. 35,199
2,015 ASGN, Inc.
k
193,783
1,447 Automatic Data Processing, Inc. 337,108
693 Axon Enterprise, Inc.
k
179,023
13,608 Badger Infrastructure Solutions,
Ltd. 418,084
800 Carlisle Companies, Inc. 249,944
1,201 Caterpillar, Inc. 355,100
122 Chart Industries, Inc.
k
16,632
1,830 Cimpress plc
k
146,491
30,113 CNH Industrial NV 366,776

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.5%) Value
Industrials (4.3%) - continued
19,235 CSX Corporation $ 666,877
708 Cummins, Inc. 169,616
799 Curtiss-Wright Corporation 178,009
510 Deere & Company 203,934
8,752 Delta Air Lines, Inc. 352,093
6,574 ExlService Holdings, Inc.
k
202,808
11,093 Fastenal Company 718,494
1,609 Ferguson plc 310,650
6,782 Flowserve Corporation 279,554
6,495 Fluor Corporation
k
254,409
1,912 General Dynamics Corporation 496,489
1,601 General Electric Company 204,336
87 Gorman-Rupp Company 3,091
38 Graco, Inc. 3,297
4,873 Greenbrier Companies, Inc. 215,289
5,183 Helios Technologies, Inc. 235,049
2,219 Honeywell International, Inc. 465,346
13,786 Howmet Aerospace, Inc. 746,098
18,774 Janus International Group, Inc.
k
245,001
1,726 JB Hunt Transport Services, Inc. 344,751
1,816 L3Harris Technologies, Inc. 382,486
1,156 Lincoln Electric Holdings, Inc. 251,384
2,433 ManpowerGroup, Inc. 193,351
15,192 Masterbrand, Inc.
k
225,601
3,572 Maximus, Inc. 299,548
4,974 Miller Industries, Inc. 210,350
1,417 Moog, Inc. 205,153
746 Northrop Grumman Corporation 349,232
1,297 Old Dominion Freight Line, Inc. 525,713
542 Oshkosh Corporation 58,758
1,544 Owens Corning, Inc. 228,867
1,071 Parker-Hannifin Corporation 493,410
2,532 Pentair plc 184,102
1,599 Quanta Services, Inc. 345,064
9,693 Schneider National, Inc. 246,687
595 Simpson Manufacturing Company,
Inc. 117,798
3,062 Tennant Company 283,817
6,991 Timken Company 560,329
1,317 Trane Technologies plc 321,216
9,755 Uber Technologies, Inc.
k
600,615
5,179 United Parcel Service, Inc. 814,294
1,543 United Rentals, Inc. 884,787
219 Veralto Corporation 18,015
Total 17,586,537
Information Technology (6.7%)
1,726 Adobe, Inc.
k
1,029,732
4,127 Advanced Micro Devices, Inc.
k
608,361
1,831 Amphenol Corporation 181,507
834 ANSYS, Inc.
k
302,642
16,598 Apple, Inc. 3,195,613
3,712 Applied Materials, Inc. 601,604
1,120 Arista Networks, Inc.
k
263,771
979 Autodesk, Inc.
k
238,367
251 Broadcom, Inc. 280,179
1,869 Calix, Inc.
k
81,657
1,528 CDW Corporation 347,345
8,146 Ciena Corporation
k
366,651
20,714 Cisco Systems, Inc. 1,046,471
5,865 Cohu, Inc.
k
207,562
1,891 Crane NXT Company 107,541
18,599 Dropbox, Inc.
k
548,298
1,698 Enphase Energy, Inc.
k
224,374
1,325 FormFactor, Inc.
k
55,266
Shares Common Stock (31.5%) Value
Information Technology (6.7%) - continued
5,867 Fortinet, Inc.
k
$ 343,395
12,955 Gilat Satellite Networks, Ltd.
k
79,155
2,741 Guidewire Software, Inc.
k
298,879
691 Insight Enterprises, Inc.
k
122,438
176 JFrog, Ltd.
k
6,091
386 KLA Corporation 224,382
13,897 Knowles Corporation
k
248,895
146 Lam Research Corporation 114,356
802 Littelfuse, Inc. 214,583
15,208 Microsoft Corporation 5,718,816
526 NetApp, Inc. 46,372
1,427 NICE, Ltd. ADR
f,k
284,701
5,321 NVIDIA Corporation 2,635,066
2,607 ON Semiconductor Corporation
k
217,763
3,069 Plexus Corporation
k
331,851
10,216 QUALCOMM, Inc. 1,477,540
438 RingCentral, Inc.
k
14,870
3,558 Salesforce, Inc.
k
936,252
11,438 Samsung Electronics Company,
Ltd. 694,250
682 Semtech Corporation
k
14,943
1,254 ServiceNow, Inc.
k
885,938
1,484 Shopify, Inc.
k
115,604
1,270 Silicon Laboratories, Inc.
k
167,983
3,302 Sprout Social, Inc.
k
202,875
2,048 TE Connectivity, Ltd. 287,744
1,908 Texas Instruments, Inc. 325,238
5,872 Trimble, Inc.
k
312,390
32,373 TTM Technologies, Inc.
k
511,817
721 Tyler Technologies, Inc.
k
301,465
583 Universal Display Corporation 111,505
4,525 Varonis Systems, Inc.
k
204,892
1,307 VeriSign, Inc.
k
269,190
4,371 Wolfspeed, Inc.
k
190,182
1,575 Workiva, Inc.
k
159,910
Total 27,758,272
Materials (1.1%)
4,780 Alcoa Corporation 162,520
250 Allegheny Technologies, Inc.
k
11,367
10,102 Axalta Coating Systems, Ltd.
k
343,165
6,929 Ball Corporation 398,556
1,492 Berry Plastics Group, Inc. 100,546
2,005 Carpenter Technology Corporation 141,954
5,178 CF Industries Holdings, Inc. 411,651
113 Eagle Materials, Inc. 22,921
3,194 Eastman Chemical Company 286,885
4,958 Ingevity Corporation
k
234,117
17,097 Ivanhoe Mines, Ltd.
k
165,802
575 Linde plc 236,158
3,974 Nucor Corporation 691,635
1,460 PPG Industries, Inc. 218,343
4,435 Steel Dynamics, Inc. 523,774
17,009 Tronox Holdings plc 240,847
1,393 United States Lime & Minerals, Inc. 320,878
Total 4,511,119
Real Estate (1.0%)
4,290 Agree Realty Corporation 270,055
2,528 Alexandria Real Estate Equities,
Inc. 320,475
1,919 AvalonBay Communities, Inc. 359,275
2,120 CBRE Group, Inc.
k
197,351
29,231 Cushman and Wakefield plc
k
315,695

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.5%) Value
Real Estate (1.0%) - continued
1,370 Equity Commonwealth $ 26,304
4,675 Essential Properties Realty Trust,
Inc. 119,493
1,152 Extra Space Storage, Inc. 184,700
17,214 Healthcare Realty Trust, Inc. 296,597
17,981 Host Hotels & Resorts, Inc. 350,090
14,504 Independence Realty Trust, Inc. 221,911
7,261 Invitation Homes, Inc. 247,673
878 Kite Realty Group Trust 20,071
9,632 National Storage Affiliates Trust 399,439
444 NNN REIT, Inc. 19,136
1,338 Phillips Edison and Company, Inc. 48,810
3,198 SBA Communications Corporation 811,301
1,158 Terreno Realty Corporation 72,572
Total 4,280,948
Utilities (0.9%)
1,892 ALLETE, Inc. 115,715
5,872 Alliant Energy Corporation 301,234
1,628 American Electric Power
Company, Inc. 132,226
10,204 CenterPoint Energy, Inc. 291,528
3,853 Constellation Energy Corporation 450,377
4,023 Duke Energy Corporation 390,392
2,844 Entergy Corporation 287,784
6,040 Evergy, Inc. 315,288
21,900 NiSource, Inc. 581,445
1,623 Northwestern Energy Group, Inc. 82,594
3,358 Portland General Electric
Company 145,536
4,364 Public Service Enterprise Group,
Inc. 266,859
2,231 Spire, Inc. 139,081
Total 3,500,059
Total Common Stock
(cost $92,035,911) 130,327,391
Shares
Registered Investment
Companies ( 14.2% ) Value
U.S. Affiliated  (12.3%)
2,597,035 Thrivent Core Emerging Markets
Debt Fund 20,750,311
2,991,022 Thrivent Core International Equity
Fund 30,269,145
Total 51,019,456
U.S. Unaffiliated  (1.9%)
24,445 Aberdeen Asia-Pacific Income
Fund, Inc. 66,246
8,827 AllianceBernstein Global High
Income Fund, Inc. 89,329
13,708 Allspring Income Opportunities
Fund 89,376
3,230 BlackRock Core Bond Trust 35,239
8,516 BlackRock Corporate High Yield
Fund, Inc. 80,306
8,106 BlackRock Credit Allocation
Income Trust 83,654
890 BlackRock Debt Strategies Fund,
Inc. 9,603
8,376 BlackRock Enhanced Global
Dividend Trust 83,090
Shares
Registered Investment
Companies (14.2%) Value
U.S. Unaffiliated  (1.9%)- continued
2,050 BlackRock Enhanced International
Dividend Trust $ 10,803
265 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,355
1,749 BlackRock Income Trust, Inc. 21,303
3,020 BlackRock Multi-Sector Income
Trust 45,300
6,571 Blackstone Strategic Credit 2027
Term Fund 74,384
8,342 Eaton Vance Limited Duration
Income Fund 79,916
614 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,740
6,449 First Trust High Income Long/Short
Fund 77,969
1,921 Invesco Dynamic Credit
Opportunities Fund
l
20,398
11,383 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
1,259,643
1,998 iShares Preferred and Income
Securities ETF
f
62,318
1,208 iShares Russell 2000 Index Fund 242,458
18,550 Nuveen Credit Strategies Income
Fund 96,831
5,049 Nuveen Preferred Income
Opportunities Fund 34,131
7,599 PGIM Global High Yield Fund, Inc. 86,325
7,795 PGIM High Yield Bond Fund, Inc. 96,034
2,215 Pimco Dynamic Income Fund 39,759
11,803 SPDR Bloomberg High Yield Bond
ETF
f
1,118,098
2,264 SPDR S&P Biotech ETF
f
202,152
549 Tri-Continental Corporation 15,828
38,783 Vanguard Intermediate-Term
Corporate Bond ETF 3,152,282
3,800 Vanguard Short-Term Corporate
Bond ETF 294,006
2,400 Virtus Convertible & Income Fund 8,088
4,590 Virtus Dividend, Interest &
Premium Strategy Fund
f
57,834
625 Virtus Equity & Convertible Income
Fund
f
13,069
11,869 Voya Global Equity Dividend &
Premium Opportunity Fund 58,989
18,541 Western Asset High Income
Opportunity Fund, Inc. 71,568
Total 7,784,424
Total Registered Investment
Companies (cost $60,495,298) 58,803,880
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
6,133,571 Thrivent Cash Management Trust 6,133,571
Total Collateral Held for
Securities Loaned
(cost $6,133,571) 6,133,571
Shares Preferred Stock ( 0.7% ) Value
Communications Services (0.1%)
7,800 AT&T, Inc., 4.750%
i
153,894
1,219 Paramount Global, Convertible,
5.750% 22,795

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (0.7%) Value
Communications Services (0.1%) - continued
3,500 Telephone and Data Systems, Inc.,
6.000%
i
$ 53,760
Total 230,449
Energy (<0.1%)
1,600 Energy Transfer, LP, 7.600%
b,i
39,680
1,536 Nustar Logistics, LP, 12.389%
b
39,752
351 UGI Corporation, Convertible,
7.250% 20,688
Total 100,120
Financials (0.5%)
2,750 Aegon Funding Corporation II,
5.100% 59,785
2,700 Allstate Corporation, 5.100%
i
57,267
4,839 Apollo Global Management, Inc.,
Convertible, 6.750% 272,871
5,075 Bank of America Corporation,
4.250%
i
93,989
269 Bank of America Corporation,
Convertible, 7.250%
i
324,220
5,525 Capital One Financial Corporation,
5.000%
i
101,936
2,875 Equitable Holdings, Inc., 5.250%
i
61,295
140 First Horizon Bank, 6.518%
*,b,i
86,275
4,400 J.P. Morgan Chase & Company,
4.200%
i
83,644
3,350 J.P. Morgan Chase & Company,
4.750%
i
71,690
3,500 KeyCorp, 6.200%
b,i
75,110
2,850 Morgan Stanley, 4.250%
f,i
54,349
2,630 Morgan Stanley, 5.850%
b,i
63,699
3,100 Morgan Stanley, 7.125%
b,i
77,779
2,850 Public Storage, 4.125%
i
53,238
1,300 Public Storage, 4.625%
i
27,807
325 Public Storage, 4.700%
i
6,952
825 Regions Financial Corporation,
5.700%
b,i
17,581
775 Synovus Financial Corporation,
5.875%
b,i
18,096
2,850 U.S. Bancorp, 4.000%
f,i
49,932
5,000 Wells Fargo & Company, 4.250%
i
88,900
2,400 Wells Fargo & Company, 4.750%
i
47,832
322 Wells Fargo & Company,
Convertible, 7.500%
i
384,990
Total 2,179,237
Utilities (0.1%)
3,280 AES Corporation, Convertible,
6.875% 249,543
3,900 CMS Energy Corporation, 4.200%
i
77,493
6,234 NextEra Energy, Inc., Convertible,
6.926%
f
237,640
3,425 Southern Company, 4.950% 76,994
Total 641,670
Total Preferred Stock
(cost $3,639,047) 3,151,476
Shares or
Principal
Amount Short-Term Investments ( 8.7% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.260%, 1/10/2024
m,n
$ 399,305
100,000 5.220%, 3/1/2024
m,n
99,096
1,200,000 5.256%, 3/6/2024
m,n
1,188,293
100,000 5.244%, 3/13/2024
m,n
98,924
900,000 5.205%, 4/12/2024
m,n
886,547
Thrivent Core Short-Term Reserve
Fund
3,313,921 5.730% 33,139,212
U.S. Treasury Bills
100,000 5.250%, 2/13/2024
m,o
99,384
Total Short-Term Investments
(cost $35,903,296) 35,910,761
Total Investments (cost
$394,421,503) 102.8% $425,643,423
Other Assets and Liabilities, Net
(2.8%) (11,440,262)
Total Net Assets 100.0% $414,203,161
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $57,362,481 or
13.8% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of December 31, 2023 was $88,805
or 0.02% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 1/31/2014 $ 23,139
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,873,507
Common Stock 3,078,273
Total lending $5,951,780
Gross amount payable upon return of
collateral for securities loaned $6,133,571
Net amounts due to counterparty $181,791
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 44,993,861
Gross unrealized depreciation (15,808,073)
Net unrealized appreciation (depreciation) $ 29,185,788
Cost for federal income tax purposes $ 397,411,150

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 68,346 – 68,346 –
Long-Term Fixed Income
Asset-Backed Securities 15,702,887 – 15,702,887 –
Basic Materials 2,847,700 – 2,847,700 –
Capital Goods 5,584,990 – 5,584,990 –
Collateralized Mortgage Obligations 15,748,334 – 15,748,334 –
Commercial Mortgage-Backed Securities 1,507,556 – 1,507,556 –
Communications Services 6,069,811 – 6,069,811 –
Consumer Cyclical 9,079,867 – 9,079,867 –
Consumer Non-Cyclical 7,862,548 – 7,862,548 –
Energy 6,563,167 – 6,563,167 –
Financials 21,752,943 – 21,752,943 –
Foreign Government 70,313 – 70,313 –
Mortgage-Backed Securities 61,175,822 – 61,175,822 –
Technology 6,143,756 – 6,143,756 –
Transportation 1,741,580 – 1,741,580 –
U.S. Government & Agencies 23,821,829 – 23,821,829 –
Utilities 5,574,895 – 5,574,895 –
Common Stock
Communications Services 8,880,189 8,877,266 2,923 –
Consumer Discretionary 14,557,559 14,557,559 – –
Consumer Staples 6,784,867 6,784,867 – –
Energy 6,256,180 6,256,180 – –
Financials 20,323,361 20,323,361 – –
Health Care 15,888,300 15,888,300 – –
Industrials 17,586,537 17,168,453 418,084 –
Information Technology 27,758,272 27,064,022 694,250 –
Materials 4,511,119 4,345,317 165,802 –
Real Estate 4,280,948 4,280,948 – –
Utilities 3,500,059 3,500,059 – –
Registered Investment Companies
U.S. Unaffiliated 7,784,424 7,764,026 – 20,398
Preferred Stock
Communications Services 230,449 230,449 – –
Energy 100,120 100,120 – –
Financials 2,179,237 2,092,962 86,275 –
Utilities 641,670 641,670 – –
Short-Term Investments 2,771,549 – 2,771,549 –
Subtotal Investments in Securities $335,351,184 $139,875,559 $195,455,227 $20,398
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,019,456
Affiliated Short-Term Investments 33,139,212
Collateral Held for Securities Loaned 6,133,571
Subtotal Other Investments $90,292,239
Total Investments at Value $425,643,423
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,314,686 2,314,686 – –
Total Asset Derivatives $2,314,686 $2,314,686 $– $–
Liability Derivatives
Futures Contracts 1,313,893 1,313,893 – –
Credit Default Swaps 47,278 – 47,278 –
Total Liability Derivatives $1,361,171 $1,313,893 $47,278 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$2,707,565 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 March 2024 $ 2,937,379 $ 110,668
CBOT 2-Yr. U.S. Treasury Note 32 March 2024 6,540,037 49,213
CBOT 5-Yr. U.S. Treasury Note 38 March 2024 4,030,771 102,619
CBOT U.S. Long Bond 24 March 2024 2,757,443 241,057
CME E-mini S&P 500 Index 39 March 2024 9,063,862 335,138
CME Ultra Long Term U.S. Treasury Bond 86 March 2024 10,378,033 1,111,030
ICE mini MSCI EAFE Index 26 March 2024 2,812,214 115,906
ICE US mini MSCI Emerging Markets Index 80 March 2024 3,937,402 197,398
Ultra 10-Yr. U.S. Treasury Note 9 March 2024 1,010,484 51,657
Total Futures Long Contracts $ 43,467,625 $ 2,314,686
CME E-mini Russell 2000 Index (102) March 2024 ( $ 9,636,212) ( $ 807,058)
CME E-mini S&P Mid-Cap 400 Index (25) March 2024 (6,623,876) (399,874)
CME Euro Foreign Exchange Currency (31) March 2024 (4,187,673) (103,889)
Eurex Euro STOXX 50 Index (86) March 2024 (4,327,119) (3,072)
Total Futures Short Contracts ( $ 24,774,880) ($1,313,893)
Total Futures Contracts $ 18,692,745 $1,000,793

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $99,384 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 940,500 $ – ( $ 47,278) ( $ 47,278)
Total Credit Default Swaps $– ($47,278) ($47,278)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Balanced Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 648,442
Total Equity Contracts 648,442
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,666,244
Total Interest Rate Contracts 1,666,244
Total Asset Derivatives $2,314,686
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 103,889
Total Foreign Exchange Contracts 103,889
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,210,004
Total Equity Contracts 1,210,004
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 47,278
Total Credit Contracts 47,278
Total Liability Derivatives $1,361,171
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,137,260
Total Equity Contracts
1,137,260
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 130,350
Total Foreign Exchange Contracts 130,350
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 33,531
Futures Net realized gains/(losses) on Futures contracts (2,903,195)
Total Interest Rate Contracts
(2,869,664)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (138,142)
Total Credit Contracts
(138,142)
Total ($1,740,196)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (103,889)
Total Foreign Exchange Contracts (103,889)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (821,896)
Total Equity Contracts (821,896)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (19,039)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,633,381
Total Interest Rate Contracts 1,614,342
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 52,889
Total Credit Contracts 52,889
Total $741,446
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $11,403,865
Futures - Short (17,891,411)
Interest Rate Contracts
Futures - Long 28,347,243
Options Written (940,314)
Foreign Exchange Contracts
Futures - Short (2,836,177)
Credit Contracts
Credit Default Swaps - Buy Protection (22,461)

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,931 $1,319 $6,650 $20,750 2,597 5.0%
Core International Equity 28,893 1,034 4,000 30,269 2,991 7.3
Total U.S. Affiliated Registered Investment
Companies 53,824 51,019 12.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 47,806 159,133 173,800 33,139 3,314 8.0
Total Affiliated Short-Term Investments 47,806 33,139 8.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,819 77,634 74,319 6,134 6,134 1.5
Total Collateral Held for Securities Loaned 2,819 6,134 1.5
Total Value $104,449 $90,292
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,903) $3,053 $ – $1,320
Core International Equity (8) 4,350 – 1,034
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 0 (0) – 1,586
Total Income/Non Cash Income from Affiliated
Investments $3,940
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 44
Total Affiliated Income from Securities Loaned, Net $44
Total Value ($1,911) $7,403 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 151,869
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 136,530
Total 136,530
Total Bank Loans
(cost $149,643) 136,530
Principal
Amount Long-Term Fixed Income ( 67.3% ) Value
Asset-Backed Securities (5.4%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
533,133
665,496
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
c,d
645,575
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
c,d
545,804
720 East CLO I, Ltd.
1,100,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,c
1,109,337
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c
688,945
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
c
653,738
800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
c
811,941
400,000
7.110%,  11/15/2028, Ser.
2023-X1, Class A
c
401,187
Anchorage Capital CLO 21, Ltd.
875,000
8.077%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,c
872,095
Ares XL CLO, Ltd.
825,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,c
818,634
Babson CLO, Ltd.
1,780,000
8.577%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,c
1,779,906
Barings CLO, Ltd.
400,000
8.827%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,c
400,044
Benefit Street Partners CLO II, Ltd.
750,000
7.556%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
750,082
Business Jet Securities, LLC
783,480
4.455%,  6/15/2037, Ser.
2022-1A, Class A
c
743,023
CarVal CLO, Ltd.
1,250,000
9.112%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,c
1,251,046
Principal
Amount Long-Term Fixed Income (67.3%) Value
Asset-Backed Securities (5.4%) - continued
Cascade Funding Mortgage Trust,
LLC
$ 516,903
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,c
$ 500,964
Dewolf Park CLO, Ltd.
700,000
8.506%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,c
699,176
Dryden 36 Senior Loan Fund
750,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,c
747,169
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
c
834,095
Longfellow Place CLO, Ltd.
1,533,687
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,c
1,532,943
Madison Park Funding XVIII, Ltd.
500,000
7.574%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,c
496,328
Neuberger Berman CLO, Ltd.
1,225,000
8.656%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,c
1,214,442
OZLM VIII, Ltd.
1,000,000
7.314%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,c
991,665
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
c
1,055,767
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
c,d
314,629
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
c,d
1,146,781
171,062
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
167,747
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
c,d
855,804
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
c,d
893,356
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
c
1,399,788
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
444,916
Saxon Asset Securities Trust
399,056
3.008%,  8/25/2035, Ser.
2004-2, Class MF2
b
330,425
Sculptor CLO, Ltd.
625,000
8.077%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,c
618,566

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Asset-Backed Securities (5.4%) - continued
Silver Point CLO 2, Ltd.
$ 1,200,000
8.116%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,c
$ 1,205,797
Stanwich Mortgage Loan
Company, LLC
503,987
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
c,d
475,379
Unlock HEA Trust
980,648
7.000%,  10/25/2038, Ser.
2023-1, Class A
c
913,672
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
250,211
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
c,d
816,556
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
c,d
984,651
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
c,d
658,224
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
193,204
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
c,d
1,035,872
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
229,934
Whitebox CLO III, Ltd.
725,000
7.856%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,c
719,035
Whitebox CLO IV, Ltd.
800,000
8.016%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,c
802,353
Wind River CLO, Ltd.
725,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
724,960
Total 35,258,899
Basic Materials (1.1%)
Anglo American Capital plc
70,000 3.875%,  3/16/2029
c
65,655
ATI, Inc.
172,000 7.250%,  8/15/2030 178,947
ATI, Inc., Convertible
148,000 3.500%,  6/15/2025 438,302
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
c
157,310
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
c
204,225
Chemours Company
290,000 5.750%,  11/15/2028
c
276,227
Cleveland-Cliffs, Inc.
183,000 5.875%,  6/1/2027 182,346
160,000 4.625%,  3/1/2029
c
147,867
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
c
408,995
Principal
Amount Long-Term Fixed Income (67.3%) Value
Basic Materials (1.1%) - continued
Ecolab, Inc.
$ 119,000 2.125%,  2/1/2032
e
$ 101,255
EIDP, Inc.
72,000 4.500%,  5/15/2026 71,718
First Quantum Minerals, Ltd.
394,000 6.875%,  10/15/2027
c
334,839
FMC Corporation
77,000 5.150%,  5/18/2026 76,917
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
c
142,748
168,000 6.125%,  10/6/2028
c
175,999
78,000 6.375%,  10/6/2030
c
83,741
Hecla Mining Company
120,000 7.250%,  2/15/2028 120,530
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
c
270,837
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
193,000 9.000%,  7/1/2028
c
184,546
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
c
123,110
Mineral Resources, Ltd.
48,000 9.250%,  10/1/2028
c
51,061
Mosaic Company
129,000 5.375%,  11/15/2028 131,651
Novelis Corporation
110,000 3.250%,  11/15/2026
c
103,554
160,000 4.750%,  1/30/2030
c
150,472
110,000 3.875%,  8/15/2031
c
96,936
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 183,819
OCI NV
108,000 4.625%,  10/15/2025
c
105,196
Olin Corporation
341,000 5.125%,  9/15/2027 330,612
Peabody Energy Corporation,
Convertible
181,000 3.250%,  3/1/2028
e
258,830
SCIL IV, LLC/SCIL USA Holdings,
LLC
297,000 5.375%,  11/1/2026
c
285,100
SNF Group SACA
286,000 3.375%,  3/15/2030
c
245,750
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
c
277,920
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
c,e
199,964
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
c
188,469
United States Steel Corporation
303,000 6.875%,  3/1/2029 309,987
United States Steel Corporation,
Convertible
165,000 5.000%,  11/1/2026 599,280
Westlake Corporation
98,000 3.600%,  8/15/2026 94,660
Total 7,359,375

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Capital Goods (2.0%)
Advanced Drainage Systems, Inc.
$ 182,000 6.375%,  6/15/2030
c
$ 183,364
Amcor Finance USA, Inc.
88,000 5.625%,  5/26/2033 91,494
Amphenol Corporation
83,000 4.750%,  3/30/2026 83,111
ARD Finance SA
93,000 6.500%,  6/30/2027
c
43,448
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
168,000 5.250%,  8/15/2027
c,e
130,513
116,000 5.250%,  8/15/2027
c,e
90,116
Boeing Company
255,000 4.875%,  5/1/2025 253,722
166,000 2.196%,  2/4/2026 156,851
147,000 3.250%,  3/1/2028 138,030
196,000 5.150%,  5/1/2030 199,530
Bombardier, Inc.
35,000 7.125%,  6/15/2026
c
34,837
302,000 7.875%,  4/15/2027
c
302,053
122,000 6.000%,  2/15/2028
c
118,862
Brand Industrial Services, Inc.
83,000 10.375%,  8/1/2030
c
87,775
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
c
178,645
Canpack SA/Canpack US, LLC
303,000 3.125%,  11/1/2025
c
287,098
Carrier Global Corporation
147,000 2.722%,  2/15/2030 131,516
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
c
302,076
Chart Industries, Inc., Convertible
111,000 1.000%,  11/15/2024 257,942
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
c
38,359
79,000 8.750%,  4/15/2030
c
73,657
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
c,e
165,640
Covanta Holding Corporation
180,000 4.875%,  12/1/2029
c
157,264
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
c
217,633
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 256,200
Fluor Corporation, Convertible
529,000 1.125%,  8/15/2029
c
575,288
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
c
215,383
219,000 3.500%,  9/1/2028
c
202,369
Greenbrier Companies, Inc.,
Convertible
228,000 2.875%,  4/15/2028 223,668
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
c
441,927
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
c
256,702
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 138,978
Principal
Amount Long-Term Fixed Income (67.3%) Value
Capital Goods (2.0%) - continued
Huntington Ingalls Industries, Inc.
$ 147,000 4.200%,  5/1/2030 $ 140,093
Ingersoll Rand, Inc.
43,000 5.700%,  8/14/2033 45,494
John Deere Capital Corporation
80,000 4.950%,  7/14/2028 82,016
184,000 2.800%,  7/18/2029 170,712
82,000 4.700%,  6/10/2030 83,352
91,000 3.900%,  6/7/2032 87,625
46,000 5.150%,  9/8/2033 48,404
Kaman Corporation, Convertible
138,000 3.250%,  5/1/2024 133,860
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 79,618
Mauser Packaging Solutions
Holding Company
137,000 9.250%,  4/15/2027
c,e
134,473
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
c
139,830
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
c
146,671
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
c
272,754
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
c
352,947
Northrop Grumman Corporation
42,000 4.700%,  3/15/2033 42,357
OI European Group BV
305,000 4.750%,  2/15/2030
c
285,239
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 117,280
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
c
140,018
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
c
210,351
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 78,308
Patrick Industries, Inc., Convertible
134,000 1.750%,  12/1/2028 152,090
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
c
296,937
Republic Services, Inc.
79,000 3.950%,  5/15/2028 77,437
90,000 5.000%,  12/15/2033 91,892
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
c
200,818
Rolls-Royce plc
116,000 5.750%,  10/15/2027
c
116,199
RTX Corporation
133,000 5.750%,  1/15/2029 139,018
Sealed Air Corporation
241,000 6.125%,  2/1/2028
c
243,076
Silgan Holdings, Inc.
116,000 4.125%,  2/1/2028 110,784
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
c
235,463

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Capital Goods (2.0%) - continued
Spirit AeroSystems, Inc.
$ 160,000 9.750%,  11/15/2030
c
$ 171,996
SRM Escrow Issuer, LLC
140,000 6.000%,  11/1/2028
c
137,841
Summit Materials, LLC/Summit
Materials Finance Corporation
64,000 7.250%,  1/15/2031
c
67,437
Textron, Inc.
147,000 3.650%,  3/15/2027 141,078
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
125,000 7.750%,  4/15/2026
c
125,788
TransDigm, Inc.
267,000 6.250%,  3/15/2026
c
266,539
420,000 5.500%,  11/15/2027 411,486
272,000 7.125%,  12/1/2031
c
285,033
Triumph Group, Inc.
247,000 9.000%,  3/15/2028
c
262,646
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 221,063
Veralto Corporation
82,000 5.350%,  9/18/2028
c
83,902
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 41,334
Waste Management, Inc.
78,000 4.875%,  2/15/2029 79,825
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
c
134,750
Total 12,919,885
Collateralized Mortgage Obligations (5.3%)
A&D Mortgage Trust
579,043
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
c,d
583,888
Alternative Loan Trust
371,353
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 211,610
Banc of America Alternative Loan
Trust
714,361
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 618,480
Banc of America Mortgage
Securities Trust
314,067
5.502%,  9/25/2035, Ser.
2005-H, Class 3A1
b
286,046
Bear Stearns Adjustable Rate
Mortgage Trust
22,914
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
21,427
CAFL Issuer, LLC
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
c,d
893,949
CHL Mortgage Pass-Through Trust
151,220
5.771%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
145,479
690,465
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 273,556
CHNGE Mortgage Trust
1,022,354
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,c
961,534
Principal
Amount Long-Term Fixed Income (67.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
$ 1,007,480
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,c
$ 993,381
1,065,550
6.525%,  6/25/2058, Ser.
2023-2, Class A1
c,d
1,059,376
572,129
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
c,d
564,949
685,350
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
690,551
614,254
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
611,891
CIM Trust
1,009,538
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
c,d
1,009,717
Citigroup Mortgage Loan Trust,
Inc.
256,054
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 225,476
52,168
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
51,537
712,106
4.752%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
607,207
Countrywide Alternative Loan Trust
344,173
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 279,729
130,805
3.987%,  10/25/2035, Ser.
2005-43, Class 1A1
b
112,611
180,861
4.014%,  10/25/2035, Ser.
2005-43, Class 4A1
b
146,178
190,528
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 148,886
Countrywide Home Loan
Mortgage Pass Through Trust
266,871
4.638%,  11/25/2035, Ser.
2005-22, Class 2A1
b
214,985
Credit Suisse Mortgage Trust
502,946
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
497,403
386,889
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
319,926
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
542,588
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 483,089
Federal Home Loan Mortgage
Corporation
1,274,152
3.500%,  8/15/2035, Ser.
345, Class C8
f
131,574
Federal Home Loan Mortgage
Corporation - REMIC
1,424,484
4.000%,  1/25/2051, Ser.
5249, Class LA 1,381,266
1,212,842
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 970,755
4,192,912
1.500%,  12/25/2050, Ser.
5107, Class IO
f
352,106
99,700
2.500%,  5/15/2027, Ser.
4106, Class HI
f
1,560
538,266
3.000%,  5/15/2027, Ser.
4046, Class GI
f
15,552
518,845
3.000%,  7/15/2027, Ser.
4084, Class NI
f
17,661
766,971
3.000%,  7/15/2027, Ser.
4074, Class IO
f
26,904

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
$ 259,197
2.500%,  2/15/2028, Ser.
4162, Class AI
f
$ 8,574
535,729
2.500%,  2/15/2028, Ser.
4161, Class UI
f
17,644
833,588
2.500%,  3/15/2028, Ser.
4177, Class EI
f
29,430
997,880
3.500%,  10/15/2032, Ser.
4119, Class KI
f
92,750
610,181
3.000%,  2/15/2033, Ser.
4170, Class IG
f
49,274
1,028,812
3.000%,  4/15/2033, Ser.
4203, Class DI
f
50,149
Federal National Mortgage
Association - REMIC
979,511
4.500%,  6/25/2052, Ser.
2022-43, Class MA 956,648
2,134,174
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,060,424
921,056
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
27,769
597,564
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
18,422
983,098
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
22,994
624,640
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
21,475
1,781,018
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
65,023
1,261,677
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
42,235
455,311
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
14,608
1,162,319
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
35,173
334,384
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
8,303
655,299
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
24,127
241,320
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
9,238
724,980
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
17,362
932,684
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
78,381
910,795
4.500%,  1/25/2046, Ser.
2022-68, Class BA 897,176
First Horizon Alternative Mortgage
Securities Trust
111,074
7.123%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
107,170
109,814
6.475%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
99,406
Flagstar Mortgage Trust
374,472
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
321,280
GCAT Trust
750,000
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
b,g
679,016
461,806
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
c,d
454,899
GMAC Mortgage Corporation
Loan Trust
389,949
3.531%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
318,245
Principal
Amount Long-Term Fixed Income (67.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Government National Mortgage
Association
$ 132,589
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
$ 3,200
GS Mortgage-Backed Securities
Trust
712,742
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,c
706,004
Home RE, Ltd.
1,000,000
9.928%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
b,c
1,006,825
850,000
8.837%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,c
866,620
IndyMac IMJA Mortgage Loan
Trust
562,045
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 250,343
J.P. Morgan Mortgage Trust
481,892
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
392,119
726,868
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,c
711,021
63,127
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 63,567
289,759
4.658%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
210,001
Merrill Lynch Alternative Note
Asset Trust
506,544
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 190,874
MortgageIT Trust
1,241,948
5.930%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,018,043
OBX Trust
258,117
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
c,d
254,406
PRKCM Trust
1,058,824
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
c
1,063,968
884,441
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
c,d
910,234
Residential Accredit Loans, Inc.
Trust
315,530
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 268,245
209,710
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 161,536
205,857
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 165,701
Residential Asset Securitization
Trust
321,302
4.142%,  1/25/2034, Ser.
2004-IP1, Class A1
b
294,957
Residential Funding Mortgage
Security I Trust
462,559
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 353,711
ROC Securities Trust Series
739,965
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
729,175

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Collateralized Mortgage Obligations (5.3%) -
continued
Sequoia Mortgage Trust
$ 372,131
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 253,715
Structured Adjustable Rate
Mortgage Loan Trust
142,008
4.562%,  7/25/2035, Ser.
2005-15, Class 4A1
b
120,133
Triangle Re, Ltd.
1,100,000
8.721%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
b,c
1,101,479
128,972
7.237%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,c
129,080
TVC Mortgage Trust
900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
c,d
905,993
Verus Securitization Trust
858,883
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,c
722,730
567,184
6.560%,  12/25/2067, Ser.
2023-1, Class A2
c,d
567,485
WaMu Mortgage Pass-Through
Certificates
113,661
4.768%,  5/25/2033, Ser.
2003-AR4, Class A7
b
109,538
Washington Mutual Mortgage
Pass-Through Certificates
249,298
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 205,280
Total 35,173,417
Commercial Mortgage-Backed Securities (0.6%)
BANK5 2023-5YR1
1,000,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
1,019,405
BBCMS Mortgage Trust
1,250,369
0.717%,  2/15/2055, Ser.
2022-C14, Class XA
b,f
49,404
3,989,290
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
305,493
BFLD Trust
950,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,c
477,252
SCOTT Trust
650,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
652,895
Silver Hill Trust
258,333
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,c
246,900
Velocity Commercial Capital Loan
Trust
895,221
7.670%,  11/25/2053, Ser.
2023-4, Class A
b,c
917,579
Total 3,668,928
Communications Services (2.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
c
139,591
Principal
Amount Long-Term Fixed Income (67.3%) Value
Communications Services (2.5%) - continued
Altice Financing SA
$ 187,000 5.750%,  8/15/2029
c
$ 165,945
Altice France SA/France
135,000 8.125%,  2/1/2027
c
124,447
156,000 5.125%,  7/15/2029
c
121,371
359,000 5.500%,  10/15/2029
c
281,501
AMC Networks, Inc.
97,000 4.750%,  8/1/2025 94,460
371,000 4.250%,  2/15/2029 283,094
American Tower Corporation
161,000 4.400%,  2/15/2026 158,941
96,000 1.450%,  9/15/2026 87,464
127,000 5.500%,  3/15/2028 129,806
88,000 5.800%,  11/15/2028 91,416
126,000 3.800%,  8/15/2029 119,617
AT&T, Inc.
288,000 4.300%,  2/15/2030 282,011
88,000 5.400%,  2/15/2034 90,757
Bell Telephone Company of
Canada
87,000 5.100%,  5/11/2033 89,273
Cable One, Inc., Convertible
254,000 1.125%,  3/15/2028 192,405
CCO Holdings, LLC/CCO Holdings
Capital Corporation
180,000 5.500%,  5/1/2026
c
178,801
460,000 5.125%,  5/1/2027
c
444,438
195,000 5.000%,  2/1/2028
c
186,573
460,000 4.750%,  3/1/2030
c
420,332
224,000 4.250%,  2/1/2031
c
195,760
109,000 4.750%,  2/1/2032
c
96,134
250,000 4.250%,  1/15/2034
c
203,157
CenterPoint Energy, Inc.,
Convertible
7,718 3.369%,  9/15/2029 299,999
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
80,000 6.150%,  11/10/2026 81,786
147,000 5.050%,  3/30/2029 145,441
Cimpress plc
173,000 7.000%,  6/15/2026 169,107
Clear Channel Outdoor Holdings,
Inc.
129,000 7.500%,  6/1/2029
c,e
107,260
Clear Channel Worldwide
Holdings, Inc.
472,000 5.125%,  8/15/2027
c,e
450,565
Comcast Corporation
97,000 2.350%,  1/15/2027 91,058
210,000 3.400%,  4/1/2030 196,561
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
c
148,107
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 124,375
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
c
477,000
253,000 6.500%,  2/1/2029
c
223,298
48,000 4.125%,  12/1/2030
c
36,516

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Communications Services (2.5%) - continued
Deutsche Telekom International
Finance BV
$ 244,000 8.750%,  6/15/2030 $ 293,863
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
437,000 5.875%,  8/15/2027
c
410,595
DISH DBS Corporation
99,000 5.875%,  11/15/2024 92,838
136,000 5.250%,  12/1/2026
c
116,518
101,000 7.375%,  7/1/2028 60,376
44,000 5.750%,  12/1/2028
c
35,094
152,000 5.125%,  6/1/2029 78,339
DISH Network Corporation
137,000 11.750%,  11/15/2027
c
143,008
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
c
311,085
183,000 6.750%,  5/1/2029
c,e
163,639
73,000 8.750%,  5/15/2030
c
75,096
GCI, LLC
225,000 4.750%,  10/15/2028
c
206,435
Gray Escrow II, Inc.
374,000 5.375%,  11/15/2031
c
282,182
Gray Television, Inc.
270,000 4.750%,  10/15/2030
c
203,242
iHeartCommunications, Inc.
145,000 6.375%,  5/1/2026 123,624
Iliad Holding SASU
356,000 6.500%,  10/15/2026
c
355,303
Lamar Media Corporation
154,000 3.625%,  1/15/2031 136,829
LCPR Senior Secured Financing
DAC
328,000 6.750%,  10/15/2027
c
321,263
Level 3 Financing, Inc.
387,000 4.625%,  9/15/2027
c
232,200
119,000 4.250%,  7/1/2028
c
58,905
138,000 10.500%,  5/15/2030
c,e
133,816
McGraw-Hill Education, Inc.
191,000 5.750%,  8/1/2028
c
184,172
52,000 8.000%,  8/1/2029
c
48,360
Meta Platforms, Inc.
87,000 3.850%,  8/15/2032 82,749
News Corporation
276,000 3.875%,  5/15/2029
c
253,774
NTT Finance Corporation
117,000 1.162%,  4/3/2026
c
107,910
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
104,000 4.625%,  3/15/2030
c
92,716
Paramount Global
125,000 6.375%,  3/30/2062
b
112,500
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
c
216,392
Radiate Holdco, LLC/Radiate
Finance, Inc.
155,000 6.500%,  9/15/2028
c
75,948
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,c
47,983
Principal
Amount Long-Term Fixed Income (67.3%) Value
Communications Services (2.5%) - continued
Scripps Escrow II, Inc.
$ 111,000 3.875%,  1/15/2029
c
$ 98,172
Sirius XM Radio, Inc.
296,000 5.000%,  8/1/2027
c
285,934
200,000 4.000%,  7/15/2028
c
184,969
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 309,890
136,000 8.750%,  3/15/2032 167,860
TEGNA, Inc.
255,000 4.625%,  3/15/2028 238,188
Telecom Italia Capital SA
88,000 6.000%,  9/30/2034 83,572
Telecom Italia SPA/Milano
120,000 5.303%,  5/30/2024
c
119,442
Telesat Canada/Telesat, LLC
150,000 4.875%,  6/1/2027
c
88,646
55,000 6.500%,  10/15/2027
c
25,710
T-Mobile USA, Inc.
165,000 3.375%,  4/15/2029 153,302
United States Cellular Corporation
117,000 6.700%,  12/15/2033 119,225
Uniti Group, Inc., Convertible
189,000 7.500%,  12/1/2027
c
185,881
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
366,000 4.750%,  4/15/2028
c
315,454
Univision Communications, Inc.
128,000 6.625%,  6/1/2027
c
127,651
134,000 4.500%,  5/1/2029
c
119,562
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 145,641
147,000 3.150%,  3/22/2030 134,360
221,000 2.550%,  3/21/2031 190,557
194,000 2.355%,  3/15/2032 161,364
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
c
85,521
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
c
199,046
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
226,821
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
c
215,991
Walt Disney Company
80,000 3.800%,  3/22/2030 77,660
Warnermedia Holdings, Inc.
87,000 3.638%,  3/15/2025 85,112
230,000 4.054%,  3/15/2029 218,222
YPSO Finance BIS SA
122,000 10.500%,  5/15/2027
c
79,009
Total 16,227,883
Consumer Cyclical (3.4%)
1011778 B.C., ULC/New Red
Finance, Inc.
440,000 4.375%,  1/15/2028
c
420,235
Adient Global Holdings, Ltd.
157,000 4.875%,  8/15/2026
c
153,524
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
150,000 6.625%,  7/15/2026
c
149,212

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Cyclical (3.4%) - continued
$ 135,000 6.000%,  6/1/2029
c,e
$ 110,065
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
c
372,728
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
c,e
139,601
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 83,003
175,000 4.700%,  12/1/2032 179,820
American Axle & Manufacturing,
Inc.
370,000 6.500%,  4/1/2027
e
371,495
American Honda Finance
Corporation
133,000 5.650%,  11/15/2028 139,195
174,000 5.850%,  10/4/2030 185,466
Arko Corporation
185,000 5.125%,  11/15/2029
c
160,072
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
c
160,066
106,000 4.625%,  4/1/2030
c
94,954
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 81,387
Bloomin' Brands, Inc., Convertible
59,000 5.000%,  5/1/2025 148,975
Booking Holdings, Inc.,
Convertible
163,000 0.750%,  5/1/2025 307,059
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
c
247,812
Boyne USA, Inc.
106,000 4.750%,  5/15/2029
c
99,682
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
169,000 6.250%,  9/15/2027
c
163,742
Burlington Stores, Inc., Convertible
278,000 2.250%,  4/15/2025 298,850
110,000 1.250%,  12/15/2027
c
123,805
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
c
56,381
298,000 4.625%,  10/15/2029
c
268,798
Carnival Corporation
152,000 7.625%,  3/1/2026
c,e
154,748
427,000 5.750%,  3/1/2027
c
416,510
112,000 4.000%,  8/1/2028
c
104,131
Cedar Fair, LP
206,000 5.250%,  7/15/2029 194,333
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
c
177,303
116,000 6.750%,  5/1/2031
c
117,733
Cinemark USA, Inc.
325,000 5.875%,  3/15/2026
c,e
318,097
Clarios Global, LP/Clarios US
Finance Company, Inc.
140,000 8.500%,  5/15/2027
c
140,488
287,000 6.750%,  5/15/2028
c
292,802
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 53,692
Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Cyclical (3.4%) - continued
Expedia Group, Inc.
$ 146,000 3.250%,  2/15/2030 $ 133,839
Expedia Group, Inc., Convertible
377,000 Zero Coupon,  2/15/2026 356,454
Ford Motor Company
445,000 3.250%,  2/12/2032 370,108
Ford Motor Company, Convertible
544,000 Zero Coupon,  3/15/2026 541,280
Ford Motor Credit Company, LLC
210,000 2.300%,  2/10/2025 201,951
161,000 4.134%,  8/4/2025 156,483
367,000 2.700%,  8/10/2026 339,911
168,000 2.900%,  2/10/2029 147,136
148,000 7.122%,  11/7/2033 159,460
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
c
176,226
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 231,607
83,000 1.200%,  10/15/2024
e
80,097
43,000 2.900%,  2/26/2025 41,719
111,000 2.750%,  6/20/2025 106,724
135,000 5.800%,  6/23/2028 138,721
104,000 5.800%,  1/7/2029 106,430
196,000 5.700%,  9/30/2030
b,h
181,004
Genuine Parts Company
89,000 6.500%,  11/1/2028 94,511
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
e
174,793
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
c,e
247,905
Hilton Domestic Operating
Company, Inc.
161,000 4.875%,  1/15/2030 156,034
114,000 3.625%,  2/15/2032
c
99,489
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
183,000 5.000%,  6/1/2029
c
168,826
Home Depot, Inc.
137,000 3.250%,  4/15/2032 126,507
Hyatt Hotels Corporation
79,000 5.750%,  1/30/2027 80,732
Hyundai Capital America
57,000 5.500%,  3/30/2026
c
57,296
147,000 3.000%,  2/10/2027
c
137,376
89,000 6.500%,  1/16/2029
c
93,956
International Game Technology plc
347,000 5.250%,  1/15/2029
c
339,782
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
c
148,520
KB Home
240,000 4.800%,  11/15/2029 229,320
Kohl's Corporation
81,000 4.625%,  5/1/2031 63,585
L Brands, Inc.
370,000 6.625%,  10/1/2030
c
378,159
100,000 6.875%,  11/1/2035 101,253
Lennar Corporation
110,000 4.750%,  5/30/2025 109,277

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Cyclical (3.4%) - continued
Light & Wonder International, Inc.
$ 241,000 7.250%,  11/15/2029
c
$ 246,762
Live Nation Entertainment, Inc.,
Convertible
270,000 2.000%,  2/15/2025 284,013
424,000 3.125%,  1/15/2029
c
481,494
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 217,728
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
c,e
259,183
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 83,539
146,000 4.625%,  6/15/2030 143,371
Marriott Vacations Worldwide
Corporation, Convertible
251,000 Zero Coupon,  1/15/2026 220,378
264,000 3.250%,  12/15/2027 233,508
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
c
211,940
McDonald's Corporation
94,000 4.950%,  8/14/2033
e
96,616
Mercedes-Benz Finance North
America, LLC
150,000 1.450%,  3/2/2026
c
139,880
150,000 5.200%,  8/3/2026
c
152,002
Michaels Companies, Inc.
189,000 5.250%,  5/1/2028
c,e
149,421
NCL Corporation, Ltd.
105,000 3.625%,  12/15/2024
c
102,004
103,000 5.875%,  3/15/2026
c
100,647
178,000 5.875%,  2/15/2027
c
176,463
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 80,028
130,000 4.250%,  8/1/2031 108,157
PENN Entertainment, Inc.
270,000 4.125%,  7/1/2029
c
230,850
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
c
348,830
139,000 7.750%,  2/15/2029
c
135,222
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
345,000 5.750%,  4/15/2026
c
346,869
213,000 6.250%,  1/15/2028
c,e
211,758
Raising Cane's Restaurants, LLC
96,000 9.375%,  5/1/2029
c
102,450
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
226,000 5.750%,  1/15/2029
c,e
175,639
Royal Caribbean Cruises, Ltd.
403,000 4.250%,  7/1/2026
c
389,247
178,000 9.250%,  1/15/2029
c
191,461
149,000 7.250%,  1/15/2030
c
155,613
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
c
31,199
SeaWorld Parks and
Entertainment, Inc.
175,000 5.250%,  8/15/2029
c,e
163,593
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
c
96,416
Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Cyclical (3.4%) - continued
Staples, Inc.
$ 224,000 7.500%,  4/15/2026
c
$ 208,416
136,000 10.750%,  4/15/2027
c
99,094
Station Casinos, LLC
216,000 4.625%,  12/1/2031
c
194,762
Tapestry, Inc.
128,000 7.350%,  11/27/2028 134,271
Target Corporation
177,000 2.350%,  2/15/2030 157,926
Tenneco, Inc.
173,000 8.000%,  11/17/2028
c
147,699
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 92,711
Tractor Supply Company
88,000 5.250%,  5/15/2033 90,272
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
c
58,138
Uber Technologies, Inc.,
Convertible
507,000 Zero Coupon,  12/15/2025 515,547
160,000 0.875%,  12/1/2028
c
174,000
Vail Resorts, Inc., Convertible
385,000 Zero Coupon,  1/1/2026 342,409
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
c
326,967
Victoria's Secret & Company
97,000 4.625%,  7/15/2029
c
81,024
Viking Cruises, Ltd.
375,000 5.875%,  9/15/2027
c
361,875
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
c
54,523
Wabash National Corporation
298,000 4.500%,  10/15/2028
c
268,890
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
c
140,273
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
c
263,655
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
c
159,869
Total 22,700,837
Consumer Non-Cyclical (2.8%)
1375209 B.C., Ltd.
78,000 9.000%,  1/30/2028
c
76,058
AdaptHealth, LLC
139,000 4.625%,  8/1/2029
c
107,273
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
364,000 4.625%,  1/15/2027
c
353,882
261,000 3.500%,  3/15/2029
c
236,983
Altria Group, Inc.
88,000 6.200%,  11/1/2028 92,290
Amgen, Inc.
128,000 5.150%,  3/2/2028 131,040
219,000 5.250%,  3/2/2030 225,131

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Non-Cyclical (2.8%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 183,000 4.000%,  4/13/2028 $ 180,751
195,000 4.750%,  1/23/2029 198,031
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 88,002
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 174,473
B&G Foods, Inc.
116,000 5.250%,  9/15/2027 105,381
208,000 8.000%,  9/15/2028
c
218,409
BAT Capital Corporation
97,000 6.343%,  8/2/2030 101,841
93,000 7.750%,  10/19/2032 104,985
Bausch & Lomb Escrow
Corporation
48,000 8.375%,  10/1/2028
c
50,637
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
c
99,710
263,000 4.875%,  6/1/2028
c
158,390
79,000 11.000%,  9/30/2028
c
57,431
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,302
147,000 2.823%,  5/20/2030 131,384
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
c
167,665
BioMarin Pharmaceutical, Inc.,
Convertible
381,000 1.250%,  5/15/2027
e
391,249
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 126,367
Bristol-Myers Squibb Company
89,000 5.750%,  2/1/2031 95,306
43,000 5.900%,  11/15/2033 46,850
Cargill, Inc.
172,000 2.125%,  11/10/2031
c
143,553
Catalent Pharma Solutions, Inc.
173,000 3.125%,  2/15/2029
c
151,396
Central Garden & Pet Company
350,000 4.125%,  10/15/2030
e
318,338
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
c
37,820
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
c
266,421
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
c
177,464
59,000 8.000%,  12/15/2027
c
56,939
251,000 6.000%,  1/15/2029
c
225,933
107,000 5.250%,  5/15/2030
c
89,489
111,000 4.750%,  2/15/2031
c
87,261
Cigna Group
126,000 2.400%,  3/15/2030 110,325
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 181,228
32,000 4.900%,  5/1/2033 32,193
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
c
331,926
37,000 6.625%,  7/15/2030
c
38,010
Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Non-Cyclical (2.8%) - continued
CVS Health Corporation
$ 81,000 5.000%,  2/20/2026 $ 81,383
77,000 4.300%,  3/25/2028 75,695
81,000 5.125%,  2/21/2030 82,256
88,000 5.300%,  6/1/2033 90,307
Diageo Capital plc
97,000 2.000%,  4/29/2030 83,774
130,000 5.625%,  10/5/2033 140,214
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
c
196,250
Eli Lilly & Company
176,000 4.700%,  2/27/2033 180,478
Embecta Corporation
91,000 6.750%,  2/15/2030
c
79,170
Encompass Health Corporation
346,000 4.500%,  2/1/2028 331,039
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
c
299,854
Envista Holdings Corporation,
Convertible
235,000 1.750%,  8/15/2028 213,850
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
c
71,888
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,483
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 92,762
Grifols SA
243,000 4.750%,  10/15/2028
c,e
220,369
HLF Financing SARL, LLC/
Herbalife International, Inc.
366,000 4.875%,  6/1/2029
c
287,387
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
c
103,255
Integer Holdings Corporation,
Convertible
354,000 2.125%,  2/15/2028
c
451,704
Jazz Investments I, Ltd.,
Convertible
364,000 2.000%,  6/15/2026
e
367,094
Jazz Securities DAC
155,000 4.375%,  1/15/2029
c
144,369
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
82,000 6.750%,  3/15/2034
c
86,398
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
231,000 2.500%,  1/15/2027 212,580
114,000 3.625%,  1/15/2032 97,729
Kenvue, Inc.
44,000 5.000%,  3/22/2030 45,414
Keurig Dr. Pepper, Inc.
107,000 3.200%,  5/1/2030 98,368
Kraft Heinz Foods Company
98,000 3.875%,  5/15/2027 96,120
87,000 6.750%,  3/15/2032 97,946
Kroger Company
80,000 4.500%,  1/15/2029 79,457

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Non-Cyclical (2.8%) - continued
Lamb Weston Holdings, Inc.
$ 164,000 4.125%,  1/31/2030
c
$ 151,197
Legacy LifePoint Health, LLC
104,000 4.375%,  2/15/2027
c
96,017
LifePoint Health, Inc.
98,000 11.000%,  10/15/2030
c
103,209
Mattel, Inc.
272,000 3.375%,  4/1/2026
c
258,662
McKesson Corporation
111,000 0.900%,  12/3/2025 102,911
95,000 1.300%,  8/15/2026 87,100
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 86,028
ModivCare Escrow Issuer, Inc.
87,000 5.000%,  10/1/2029
c
71,109
ModivCare, Inc.
69,000 5.875%,  11/15/2025
c
68,138
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
c
243,215
184,000 5.250%,  10/1/2029
c
173,434
Nestle Holdings, Inc.
171,000 4.950%,  3/14/2030
c
176,140
Newell Brands, Inc.
230,000 5.200%,  4/1/2026 226,829
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 4.125%,  4/30/2028
c
243,002
144,000 5.125%,  4/30/2031
c
123,098
Owens & Minor, Inc.
234,000 6.625%,  4/1/2030
c,e
223,426
Perrigo Finance Unlimited
Company
119,000 4.375%,  3/15/2026 115,061
136,000 3.150%,  6/15/2030 123,705
Pfizer Investment Enterprises Pte,
Ltd.
119,000 4.450%,  5/19/2026 118,663
88,000 4.750%,  5/19/2033 88,198
Philip Morris International, Inc.
168,000 4.875%,  2/15/2028 169,795
93,000 5.625%,  11/17/2029 97,520
93,000 5.750%,  11/17/2032 97,600
Post Holdings, Inc.
229,000 4.500%,  9/15/2031
c
205,217
Post Holdings, Inc., Convertible
241,000 2.500%,  8/15/2027 243,531
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
c
218,370
Procter & Gamble Company
81,000 1.200%,  10/29/2030 67,097
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
104,000 9.750%,  12/1/2026
c
103,176
Roche Holdings, Inc.
93,000 1.930%,  12/13/2028
c
83,026
136,000 2.076%,  12/13/2031
c
114,503
Royalty Pharma plc
222,000 1.200%,  9/2/2025 207,131
Scotts Miracle-Gro Company
97,000 4.500%,  10/15/2029 86,185
Principal
Amount Long-Term Fixed Income (67.3%) Value
Consumer Non-Cyclical (2.8%) - continued
SEG Holding, LLC
$ 400,000 5.625%,  10/15/2028
c
$ 401,500
Simmons Foods, Inc.
249,000 4.625%,  3/1/2029
c
215,430
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
c
228,990
150,000 5.500%,  7/15/2030
c
145,556
Star Parent, Inc.
160,000 9.000%,  10/1/2030
c
168,616
Sysco Corporation
84,000 5.950%,  4/1/2030 89,278
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 163,393
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 493,663
140,000 6.125%,  10/1/2028
e
139,604
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 174,069
Thermo Fisher Scientific, Inc.
91,000 5.000%,  12/5/2026 92,366
Topgolf Callaway Brands
Corporation, Convertible
137,000 2.750%,  5/1/2026 146,316
TreeHouse Foods, Inc.
237,000 4.000%,  9/1/2028 209,791
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 103,725
Utah Acquisition Sub, Inc.
131,000 3.950%,  6/15/2026 126,598
Viterra Finance BV
178,000 3.200%,  4/21/2031
c
153,395
Winnebago Industries, Inc.,
Convertible
188,000 1.500%,  4/1/2025 235,282
Wyeth, LLC
215,000 6.500%,  2/1/2034 242,381
Zoetis, Inc.
131,000 5.600%,  11/16/2032 140,419
Total 18,724,375
Energy (2.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
c
157,664
Antero Resources Corporation
93,000 5.375%,  3/1/2030
c
89,137
Apache Corporation
131,000 4.375%,  10/15/2028 124,043
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
c
334,900
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
c
180,074
Borr IHC, Ltd./Borr Finance, LLC
200,000 10.375%,  11/15/2030
c
206,000
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 233,563
127,000 4.812%,  2/13/2033 128,043

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Energy (2.7%) - continued
BP Capital Markets plc
$ 165,000 4.875%,  3/22/2030
b,h
$ 156,717
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 264,600
Callon Petroleum Company
125,000 7.500%,  6/15/2030
c,e
126,065
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 92,777
97,000 3.250%,  1/31/2032 82,647
114,000 5.950%,  6/30/2033
c
117,048
Chesapeake Energy Corporation
132,000 6.750%,  4/15/2029
c
133,228
Chord Energy Corporation
131,000 6.375%,  6/1/2026
c
131,000
Civitas Resources, Inc.
79,000 8.375%,  7/1/2028
c
82,472
56,000 8.625%,  11/1/2030
c
59,400
203,000 8.750%,  7/1/2031
c
216,103
CNX Resources Corporation
101,000 6.000%,  1/15/2029
c
96,822
CNX Resources Corporation,
Convertible
219,000 2.250%,  5/1/2026
e
354,517
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
c
79,843
175,000 6.042%,  8/15/2028
c
180,618
Comstock Resources, Inc.
183,000 5.875%,  1/15/2030
c
158,716
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
c
205,630
Crescent Energy Finance, LLC
191,000 9.250%,  2/15/2028
c
198,176
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
c
65,447
Diamondback Energy, Inc.
224,000 3.125%,  3/24/2031 199,096
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
c
119,598
90,000 4.375%,  6/15/2031
c
81,183
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
186,837
182,000 7.625%,  1/15/2083
b
182,276
89,000 5.900%,  11/15/2026 91,377
44,000 5.700%,  3/8/2033 45,733
Enerflex, Ltd.
155,000 9.000%,  10/15/2027
c
149,521
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,h
199,559
87,000 4.400%,  3/15/2027 85,053
147,000 3.750%,  5/15/2030 136,508
87,000 6.400%,  12/1/2030 93,020
EnLink Midstream Partners, LP
263,000 4.850%,  7/15/2026 257,660
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 95,770
215,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
b
213,659
Principal
Amount Long-Term Fixed Income (67.3%) Value
Energy (2.7%) - continued
EQM Midstream Partners, LP
$ 480,000 4.750%,  1/15/2031
c
$ 446,711
EQT Corporation, Convertible
95,000 1.750%,  5/1/2026 252,168
Ferrellgas, LP/Ferrellgas Finance
Corporation
199,000 5.375%,  4/1/2026
c
194,750
Genesis Energy LP/Genesis
Energy Finance Corporation
256,000 8.875%,  4/15/2030 264,704
Harvest Midstream, LP
195,000 7.500%,  9/1/2028
c
193,846
Hess Midstream Operations, LP
156,000 5.625%,  2/15/2026
c
154,858
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
c
289,709
149,000 6.250%,  4/15/2032
c
143,325
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
c
285,784
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
c
234,430
Laredo Petroleum, Inc.
299,000 7.750%,  7/31/2029
c
285,875
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 95,579
MEG Energy Corporation
227,000 5.875%,  2/1/2029
c
220,563
MPLX, LP
243,000 1.750%,  3/1/2026 227,310
43,000 5.000%,  3/1/2033 42,123
Murphy Oil Corporation
126,000 5.875%,  12/1/2027 125,360
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
c
336,423
National Fuel Gas Company
195,000 5.500%,  1/15/2026 195,211
New Fortress Energy, Inc.
120,000 6.750%,  9/15/2025
c
119,043
Noble Finance II, LLC
193,000 8.000%,  4/15/2030
c
200,827
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
c
181,238
Northern Oil and Gas, Inc.,
Convertible
238,000 3.625%,  4/15/2029 280,602
Northriver Midstream Finance, LP
95,000 5.625%,  2/15/2026
c
92,098
NuStar Logistics, LP
141,000 5.750%,  10/1/2025 140,110
Occidental Petroleum Corporation
174,000 8.875%,  7/15/2030 203,615
ONEOK, Inc.
146,000 2.200%,  9/15/2025 138,742
83,000 5.550%,  11/1/2026 84,461
87,000 5.650%,  11/1/2028 90,062
Ovintiv, Inc.
103,000 5.650%,  5/15/2028 105,095
89,000 6.250%,  7/15/2033 92,005

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Energy (2.7%) - continued
PBF Holding Company, LLC/PBF
Finance Corporation
$ 127,000 6.000%,  2/15/2028 $ 123,638
Permian Resources Operating,
LLC
242,000 7.000%,  1/15/2032
c
249,665
Permian Resources Operating,
LLC, Convertible
108,000 3.250%,  4/1/2028 250,225
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 101,881
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 451,980
Plains All American Pipeline, LP
110,000
9.751%,  (TSFR3M +
4.372%), 2/2/2024
b,h
106,287
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 203,771
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
c
221,796
Range Resources Corporation
140,000 4.750%,  2/15/2030
c,e
129,415
Rockcliff Energy II, LLC
185,000 5.500%,  10/15/2029
c
174,846
Rockies Express Pipeline, LLC
123,000 4.950%,  7/15/2029
c
117,610
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
c
60,341
SM Energy Company
61,000 6.625%,  1/15/2027 60,655
135,000 6.500%,  7/15/2028 135,062
Southwestern Energy Company
135,000 5.375%,  3/15/2030 131,821
135,000 4.750%,  2/1/2032 124,904
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 96,990
Sunoco, LP/Sunoco Finance
Corporation
305,000 5.875%,  3/15/2028 304,594
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
c
299,568
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 226,339
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
c
178,389
TransCanada Trust
313,000 5.875%,  8/15/2076
b
295,872
Transocean, Inc.
180,000 11.500%,  1/30/2027
c
188,100
68,400 8.750%,  2/15/2030
c
71,462
USA Compression Partners, LP/
USA Compression Finance
Corporation
264,000 6.875%,  4/1/2026 262,887
Valaris, Ltd.
172,000 8.375%,  4/30/2030
c
176,221
Principal
Amount Long-Term Fixed Income (67.3%) Value
Energy (2.7%) - continued
Venture Global Calcasieu Pass,
LLC
$ 273,000 3.875%,  8/15/2029
c
$ 247,693
65,000 6.250%,  1/15/2030
c
64,648
160,000 4.125%,  8/15/2031
c
140,961
Venture Global LNG, Inc.
355,000 8.375%,  6/1/2031
c
354,816
125,000 9.875%,  2/1/2032
c
130,205
Weatherford International, Ltd.
144,000 8.625%,  4/30/2030
c
150,344
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 83,792
Total 18,025,505
Financials (8.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
55,000 6.000%,  8/1/2029
c
49,976
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
217,228
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 89,643
150,000 6.500%,  7/15/2025 151,901
150,000 5.750%,  6/6/2028 153,516
254,000 3.000%,  10/29/2028 231,899
Air Lease Corporation
114,000 2.300%,  2/1/2025 109,983
180,000 4.650%,  6/15/2026
b,h
161,603
98,000 3.125%,  12/1/2030 85,716
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,c,h
175,749
98,000 2.850%,  1/26/2028
c
87,418
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
148,000 6.750%,  10/15/2027
c
147,477
Ally Financial, Inc.
145,000 5.750%,  11/20/2025 144,097
390,000 4.700%,  5/15/2026
b,h
292,524
98,000 8.000%,  11/1/2031 107,359
50,000 6.700%,  2/14/2033 50,059
American Express Company
127,000 3.950%,  8/1/2025 124,946
190,000 3.550%,  9/15/2026
b,h
162,887
178,000 6.338%,  10/30/2026
b
181,481
222,000 2.550%,  3/4/2027 207,974
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 80,015
American International Group, Inc.
176,000 5.125%,  3/27/2033 178,601
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
c
164,382
Arbor Realty Trust, Inc.,
Convertible
96,000 7.500%,  8/1/2025 97,344
Ares Capital Corporation
57,000 4.250%,  3/1/2025 55,721
191,000 2.150%,  7/15/2026 174,110
Ares Capital Corporation,
Convertible
150,000 4.625%,  3/1/2024 154,406

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Assurant, Inc.
$ 128,000 6.100%,  2/27/2026 $ 130,036
Australia & New Zealand Banking
Group, Ltd.
216,000 2.950%,  7/22/2030
b,c
205,118
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
c
94,087
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
c
188,334
BAC Capital Trust XIV
248,000
6.046%,  (TSFR3M +
0.662%), 1/18/2024
b,h
200,880
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
c
66,891
Banco Santander SA
82,000 4.750%,  11/12/2026
b,h
69,105
Bank of America Corporation
244,000 4.200%,  8/26/2024 241,711
475,000 6.250%,  9/5/2024
b,h
470,625
113,000 3.458%,  3/15/2025
b
112,461
240,000 6.100%,  3/17/2025
b,h
237,722
279,000 1.319%,  6/19/2026
b
262,576
225,000 6.125%,  4/27/2027
b,e,h
225,540
145,000 1.734%,  7/22/2027
b
132,842
186,000 4.376%,  4/27/2028
b
181,778
294,000 3.593%,  7/21/2028
b
278,858
127,000 4.948%,  7/22/2028
b
126,983
145,000 5.819%,  9/15/2029
b
149,680
392,000 3.974%,  2/7/2030
b
371,027
328,000 2.687%,  4/22/2032
b
276,973
144,000 2.572%,  10/20/2032
b
119,386
179,000 2.972%,  2/4/2033
b
152,297
92,000 3.846%,  3/8/2037
b
80,777
Bank of Montreal
167,000 5.266%,  12/11/2026 169,296
130,000 5.203%,  2/1/2028 132,425
92,000 3.088%,  1/10/2037
b
74,201
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
b
100,908
127,000 4.596%,  7/26/2030
b
126,118
91,000 6.474%,  10/25/2034
b
100,799
Bank of Nova Scotia
140,000 5.250%,  12/6/2024 139,903
110,000 4.900%,  6/4/2025
b,h
105,067
98,000 1.050%,  3/2/2026 90,307
Barclays plc
134,000 2.852%,  5/7/2026
b
129,197
85,000 5.501%,  8/9/2028
b
85,394
145,000 4.972%,  5/16/2029
b
142,342
110,000 6.224%,  5/9/2034
b
114,089
88,000 7.119%,  6/27/2034
b
93,784
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 251,486
Blackstone Mortgage Trust, Inc.,
Convertible
161,000 5.500%,  3/15/2027 146,107
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026
c
88,601
Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Blue Owl Credit Income
Corporation
$ 136,000 4.700%,  2/8/2027 $ 128,462
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
c
45,391
147,000 3.750%,  6/17/2026
c
134,404
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,c
137,391
122,000 3.132%,  1/20/2033
b,c
103,667
BPCE SA
114,000 2.375%,  1/14/2025
c
110,214
Bread Financial Holdings, Inc.
97,000 9.750%,  3/15/2029
c
100,557
Bread Financial Holdings, Inc.,
Convertible
117,000 4.250%,  6/15/2028
c,e
124,172
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 141,192
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
55,000 4.500%,  4/1/2027
c
49,500
Burford Capital Global Finance,
LLC
200,000 9.250%,  7/1/2031
c
212,560
Camden Property Trust
87,000 5.850%,  11/3/2026 89,601
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 124,973
80,000 5.926%,  10/2/2026 82,303
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,h
88,158
135,000 3.273%,  3/1/2030
b
120,569
Capital One NA
171,000 2.280%,  1/28/2026
b
164,909
Castlelake Aviation Finance DAC
84,000 5.000%,  4/15/2027
c
78,638
Centene Corporation
361,000 3.000%,  10/15/2030 312,642
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,e,h
433,893
169,000 0.900%,  3/11/2026 154,923
340,000 4.000%,  6/1/2026
b,h
299,703
84,000 5.875%,  8/24/2026 86,154
126,000 2.000%,  3/20/2028 112,088
87,000 6.136%,  8/24/2034
b
91,705
Citigroup, Inc.
101,000 5.000%,  9/12/2024
b,h
98,040
141,000 3.352%,  4/24/2025
b
139,920
274,000 5.500%,  9/13/2025 275,248
360,000 3.875%,  2/18/2026
b,h
318,717
125,000 4.150%,  11/15/2026
b,h
107,280
338,000 1.122%,  1/28/2027
b
310,554
194,000 1.462%,  6/9/2027
b
177,537
172,000 3.070%,  2/24/2028
b
162,072
90,000 7.375%,  5/15/2028
b,e,h
91,089
175,000 7.625%,  11/15/2028
b,e,h
178,692
391,000 4.075%,  4/23/2029
b
376,312
87,000 6.174%,  5/25/2034
b
90,025

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Citizens Financial Group, Inc.
$ 205,000 4.000%,  10/6/2026
b,h
$ 162,010
CNA Financial Corporation
126,000 3.950%,  5/15/2024 125,078
Coinbase Global, Inc., Convertible
574,000 0.500%,  6/1/2026 519,814
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h
113,020
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
c
96,206
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,c
104,630
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
b
135,538
87,000 6.050%,  9/15/2033
c
90,605
100,000 5.750%,  1/15/2034 102,216
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 179,010
Corporate Office Properties, LP,
Convertible
107,000 5.250%,  9/15/2028
c
112,724
Credit Acceptance Corporation
226,000 9.250%,  12/15/2028
c
240,905
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,c,h
199,611
98,000 3.250%,  1/14/2030
c
86,506
Credit Suisse Group AG
110,000 7.250%,  9/12/2025
b,c,h,i
12,650
110,000 7.500%,  12/29/2049
*,b,h,i
12,650
Dai-ichi Life Insurance Company,
Ltd.
243,000 5.100%,  10/28/2024
b,c,e,h
240,599
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
311,190
150,000 2.311%,  11/16/2027
b
137,159
124,000 6.819%,  11/20/2029
b
130,553
136,000 3.742%,  1/7/2033
b
111,644
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
188,785
Discover Financial Services
46,000 6.700%,  11/29/2032 48,187
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
c
377,158
Elevance Health, Inc.
133,000 5.350%,  10/15/2025 133,929
257,000 2.550%,  3/15/2031 223,145
Enact Holdings, Inc.
149,000 6.500%,  8/15/2025
c
148,538
Encore Capital Group, Inc.,
Convertible
182,000 4.000%,  3/15/2029
c
179,270
Extra Space Storage, LP
84,000 5.900%,  1/15/2031 87,673
96,000 2.400%,  10/15/2031 79,197
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,h
222,614
86,000 4.772%,  7/28/2030
b
83,990
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 227,883
Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
First Horizon Bank
$ 146,000 5.750%,  5/1/2030
e
$ 137,652
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
c
106,192
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
c
218,299
98,000 9.750%,  8/1/2027
c
101,920
15,000 5.500%,  5/1/2028
c
14,425
Freedom Mortgage Corporation
79,000 7.625%,  5/1/2026
c
77,969
64,000 12.000%,  10/1/2028
c
69,896
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 90,842
97,000 2.625%,  1/15/2027 87,066
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
301,000 3.750%,  12/15/2027
c
251,519
goeasy, Ltd.
128,000 9.250%,  12/1/2028
c
136,700
Goldman Sachs Group, Inc.
183,000 5.500%,  8/10/2024
b,h
180,442
111,000 3.500%,  4/1/2025 108,475
167,000 4.250%,  10/21/2025 163,917
166,000 0.855%,  2/12/2026
b
157,402
124,000 3.650%,  8/10/2026
b,h
109,959
188,000 4.125%,  11/10/2026
b,h
167,424
173,000 1.948%,  10/21/2027
b
158,264
92,000 2.640%,  2/24/2028
b
85,285
185,000 4.482%,  8/23/2028
b
181,734
196,000 3.814%,  4/23/2029
b
186,076
98,000 3.800%,  3/15/2030 92,078
98,000 2.615%,  4/22/2032
b
82,262
97,000 2.383%,  7/21/2032
b
79,698
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 88,987
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
c
20,126
223,000 3.750%,  8/15/2028
c
259,527
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
108,553
110,000 6.375%,  3/30/2025
b,h
108,597
141,000 2.633%,  11/7/2025
b
137,473
133,000 1.589%,  5/24/2027
b
121,985
200,000 2.251%,  11/22/2027
b
183,574
273,000 4.583%,  6/19/2029
b
264,703
35,000 4.600%,  12/17/2030
b,h
29,190
117,000 2.804%,  5/24/2032
b
97,673
HUB International, Ltd.
293,000 5.625%,  12/1/2029
c
279,514
Huntington Bancshares, Inc.
260,000 4.450%,  10/15/2027
b,h
228,017
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
162,000 6.375%,  12/15/2025 159,040
179,000 5.250%,  5/15/2027 160,782
ING Groep NV
200,000 1.726%,  4/1/2027
b
185,018
100,000 6.083%,  9/11/2027
b
102,050

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Intercontinental Exchange, Inc.
$ 137,000 4.350%,  6/15/2029 $ 136,164
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 115,385
J.P. Morgan Chase & Company
75,000
8.939%,  (TSFR3M +
3.562%), 2/1/2024
b,h
75,656
347,000 5.000%,  8/1/2024
b,h
340,673
136,000 4.600%,  2/1/2025
b,h
131,147
111,000 2.083%,  4/22/2026
b
106,321
190,000 3.650%,  6/1/2026
b,h
173,875
277,000 1.045%,  11/19/2026
b
256,511
195,000 1.578%,  4/22/2027
b
179,951
178,000 2.947%,  2/24/2028
b
167,469
294,000 4.005%,  4/23/2029
b
282,870
97,000 2.069%,  6/1/2029
b
86,005
392,000 4.493%,  3/24/2031
b
382,199
92,000 2.963%,  1/25/2033
b
78,829
83,000 4.912%,  7/25/2033
b
82,065
94,000 5.717%,  9/14/2033
b
97,262
83,000 5.350%,  6/1/2034
b
84,181
98,000 6.254%,  10/23/2034
b
106,231
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 252,243
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
c
69,816
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 128,099
166,000 5.000%,  1/26/2033 155,183
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 116,399
Lincoln National Corporation
235,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
b
165,525
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
284,037
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
212,821
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,c
175,446
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 171,953
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 74,960
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,h
227,184
130,000 5.875%,  3/15/2028
b,h
127,418
182,000 6.400%,  12/15/2036 187,691
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
c
141,227
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 191,462
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 126,448
200,000 1.538%,  7/20/2027
b
182,744
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
182,762
Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
$ 200,000 2.564%,  9/13/2031 $ 162,683
88,000 5.748%,  7/6/2034
b
91,042
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
c
189,156
Morgan Stanley
114,000 2.720%,  7/22/2025
b
112,118
192,000 1.164%,  10/21/2025
b
184,779
78,000 5.000%,  11/24/2025 77,885
226,000 2.188%,  4/28/2026
b
217,108
148,000 6.138%,  10/16/2026
b
150,663
196,000 1.593%,  5/4/2027
b
180,592
193,000 1.512%,  7/20/2027
b
176,287
65,000 5.123%,  2/1/2029
b
65,296
294,000 3.622%,  4/1/2031
b
270,841
92,000 2.943%,  1/21/2033
b
78,261
85,000 4.889%,  7/20/2033
b
82,881
88,000 5.250%,  4/21/2034
b
87,991
102,000 5.424%,  7/21/2034
b
103,518
185,000 2.484%,  9/16/2036
b
146,629
MPT Operating Partnership, LP/
MPT Finance Corporation
145,000 5.250%,  8/1/2026 129,621
2,000 4.625%,  8/1/2029 1,438
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 82,396
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
c
196,515
NatWest Group plc
135,000 4.269%,  3/22/2025
b
134,521
98,000 4.892%,  5/18/2029
b
96,204
146,000 3.754%,  11/1/2029
b
142,418
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
221,000 4.500%,  9/30/2028
c
186,100
New York Life Global Funding
83,000 4.550%,  1/28/2033
c
81,804
NFP Corporation
104,000 6.875%,  8/15/2028
c
105,726
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,c
475,014
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 84,214
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 127,381
Northern Trust Corporation
138,000 4.000%,  5/10/2027 136,133
Office Properties Income Trust
84,000 2.650%,  6/15/2026 52,062
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 91,322
98,000 3.375%,  2/1/2031 83,263
OneMain Finance Corporation
549,000 6.875%,  3/15/2025 555,742
70,000 3.875%,  9/15/2028 61,933
Park Intermediate Holdings, LLC
309,000 4.875%,  5/15/2029
c
286,021
Pebblebrook Hotel Trust,
Convertible
502,000 1.750%,  12/15/2026 447,081

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Pine Street Trust I
$ 98,000 4.572%,  2/15/2029
c
$ 93,189
PNC Bank NA
98,000 2.700%,  10/22/2029 85,905
PNC Financial Services Group,
Inc.
179,000 5.671%,  10/28/2025
b
178,908
180,000 3.400%,  9/15/2026
b,h
143,986
181,000 6.200%,  9/15/2027
b,h
175,975
77,000 5.582%,  6/12/2029
b
78,643
180,000 6.250%,  3/15/2030
b,h
167,790
87,000 6.875%,  10/20/2034
b
96,582
PRA Group, Inc.
155,000 7.375%,  9/1/2025
c
153,814
128,000 8.375%,  2/1/2028
c
123,228
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
c
132,329
Prologis, LP
66,000 3.375%,  12/15/2027 63,010
Provident Financing Trust I
112,000 7.405%,  3/15/2038 119,340
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
84,583
138,000 6.750%,  3/1/2053
b
143,784
414,000 5.200%,  3/15/2044
b
411,930
120,000 3.700%,  10/1/2050
b
104,033
Public Storage Operating
Company
93,000 5.100%,  8/1/2033 96,274
QBE Insurance Group, Ltd.
100,000 5.875%,  5/12/2025
b,c,e,h
97,429
Radian Group, Inc.
185,000 4.875%,  3/15/2027 178,822
Realty Income Corporation
96,000 4.875%,  6/1/2026 96,076
112,000 3.950%,  8/15/2027 108,872
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 24,756
Regions Financial Corporation
85,000 2.250%,  5/18/2025 81,008
145,000 5.750%,  6/15/2025
b,e,h
140,575
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 91,219
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
c
91,907
217,000 4.000%,  9/15/2029
c
195,003
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
c
217,221
Royal Bank of Canada
69,000 0.750%,  10/7/2024 66,608
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 190,385
90,000 2.490%,  1/6/2028
b
82,393
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
181,814
Service Properties Trust
111,000 7.500%,  9/15/2025 112,234
200,000 5.500%,  12/15/2027 183,111
88,000 8.625%,  11/15/2031
c
92,174
Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
Simon Property Group, LP
$ 159,000 2.650%,  7/15/2030 $ 140,704
87,000 6.250%,  1/15/2034 94,553
SLM Corporation
100,000 4.200%,  10/29/2025 97,000
Societe Generale SA
141,000 2.625%,  10/16/2024
c
137,656
133,000 1.488%,  12/14/2026
b,c
122,411
Spirit Realty, LP
163,000 3.200%,  1/15/2027 154,211
Standard Chartered plc
133,000 0.991%,  1/12/2025
b,c
132,806
105,000 6.000%,  7/26/2025
b,c,e,h
103,014
131,000 2.608%,  1/12/2028
b,c
119,794
Starwood Property Trust, Inc.,
Convertible
254,000 6.750%,  7/15/2027 272,923
State Street Corporation
78,000 5.272%,  8/3/2026 79,133
91,000 4.421%,  5/13/2033
b
88,481
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
b,c
226,196
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 137,937
131,000 2.174%,  1/14/2027 121,101
200,000 5.716%,  9/14/2028 207,113
147,000 2.142%,  9/23/2030 121,783
132,000 5.766%,  1/13/2033 139,487
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
c
103,551
Summit Hotel Properties, Inc.,
Convertible
203,000 1.500%,  2/15/2026 179,959
Synchrony Financial
115,000 4.250%,  8/15/2024 113,735
49,000 7.250%,  2/2/2033 48,610
Synovus Bank
87,000 5.625%,  2/15/2028 83,589
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
130,099
87,000 5.156%,  1/10/2028 88,312
124,000 5.523%,  7/17/2028 127,663
91,000 4.456%,  6/8/2032 88,420
Truist Bank
99,000 2.250%,  3/11/2030 82,054
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
162,818
80,000 1.887%,  6/7/2029
b
69,131
315,000 5.100%,  3/1/2030
b,h
285,454
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
136,880
127,000 4.548%,  7/22/2028
b
125,127
42,000 5.836%,  6/12/2034
b
43,324
UBS Group AG
117,000 2.593%,  9/11/2025
b,c
114,459
169,000 2.193%,  6/5/2026
b,c
160,716
200,000 4.875%,  2/12/2027
b,c,h
180,144
200,000 6.327%,  12/22/2027
b,c
206,129
191,000 3.869%,  1/12/2029
b,c
180,049

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Financials (8.0%) - continued
UDR, Inc.
$ 193,000 3.000%,  8/15/2031 $ 170,496
United Wholesale Mortgage, LLC
61,000 5.500%,  11/15/2025
c
60,614
156,000 5.500%,  4/15/2029
c
147,687
UnitedHealth Group, Inc.
185,000 4.200%,  5/15/2032
e
181,027
USB Realty Corporation
146,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
b,c,h
107,310
Ventas Realty, LP
110,000 3.750%,  5/1/2024 109,223
Ventas Realty, LP, Convertible
310,000 3.750%,  6/1/2026
c
327,050
Wells Fargo & Company
233,000 2.406%,  10/30/2025
b
226,654
335,000 3.900%,  3/15/2026
b,h
309,525
169,000 2.188%,  4/30/2026
b
161,964
220,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
b
208,165
89,000 3.526%,  3/24/2028
b
84,908
196,000 3.584%,  5/22/2028
b
186,703
127,000 4.808%,  7/25/2028
b
126,069
180,000 7.625%,  9/15/2028
b,h
188,876
196,000 4.478%,  4/4/2031
b
189,345
62,000 5.389%,  4/24/2034
b
62,269
88,000 5.557%,  7/25/2034
b
89,594
101,000 6.491%,  10/23/2034
b
109,877
Welltower OP, LLC, Convertible
446,000 2.750%,  5/15/2028
c
493,098
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
134,392
Willis North America, Inc.
196,000 4.500%,  9/15/2028 190,785
XHR, LP
97,000 6.375%,  8/15/2025
c
96,754
109,000 4.875%,  6/1/2029
c
100,333
Total 52,906,978
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
c
146,628
Total 146,628
Mortgage-Backed Securities (22.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
343,016 2.000%,  1/1/2052 281,516
5,757,525 2.500%,  5/1/2051 4,936,658
3,957,458 3.500%,  5/1/2052 3,631,115
2,621,408 4.000%,  5/1/2052 2,502,297
8,826,060 3.500%,  6/1/2052 8,103,825
4,962,840 5.000%,  7/1/2053 4,933,055
6,285,059 5.500%,  7/1/2053 6,352,716
341,455 5.000%,  8/1/2053 340,423
1,179,875 5.500%,  9/1/2053 1,200,270
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,063,266 2.500%,  7/1/2030 2,903,145
Principal
Amount Long-Term Fixed Income (67.3%) Value
Mortgage-Backed Securities (22.5%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 2,500,000 4.500%,  1/1/2039
g
$ 2,487,500
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,157,842 3.500%,  5/1/2040 3,022,754
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,343,142 3.000%,  1/1/2052 5,658,930
811,711 2.000%,  2/1/2051 667,306
493,960 2.000%,  2/1/2051 405,678
3,611,303 2.500%,  2/1/2051 3,077,494
3,051,900 2.500%,  2/1/2051 2,617,836
6,984,417 2.000%,  3/1/2051 5,734,349
4,194,792 4.000%,  3/1/2051 4,038,934
6,715,018 3.000%,  3/1/2052 5,952,782
233,559 5.000%,  3/1/2053 231,153
5,464,509 2.000%,  4/1/2051 4,483,083
3,884,411 3.000%,  4/1/2051 3,443,462
4,028,759 3.000%,  5/1/2050 3,600,701
949,511 2.000%,  5/1/2051 778,202
2,338,918 3.000%,  5/1/2051 2,106,012
2,509,492 3.000%,  6/1/2050 2,273,437
1,125,105 4.000%,  6/1/2052 1,064,224
3,048,892 5.000%,  6/1/2053 3,037,199
5,412,141 2.500%,  7/1/2051 4,656,374
2,695,018 3.500%,  7/1/2051 2,508,428
3,242,497 4.000%,  7/1/2052 3,067,049
1,160,309 2.500%,  8/1/2050 1,005,446
4,989,329 3.500%,  8/1/2050 4,654,930
2,869,252 4.500%,  8/1/2052 2,794,993
467,742 5.000%,  8/1/2053 465,948
3,557,666 3.500%,  9/1/2052 3,280,772
413,854 5.000%,  9/1/2052 409,966
682,336 4.500%,  9/1/2053 663,599
2,942,280 4.500%,  9/1/2053 2,853,247
4,348,810 4.000%,  10/1/2052 4,130,465
928,138 2.000%,  11/1/2051 759,632
3,821,969 2.000%,  12/1/2050 3,155,385
12,757,230 4.500%,  12/1/2052 12,431,769
2,000,000 5.000%,  2/1/2042
g
1,979,531
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,003,297 2.500%,  3/1/2062 4,960,159
2,366,346 3.500%,  7/1/2061 2,146,660
2,242,068 4.000%,  12/1/2061 2,119,692
Total 147,910,101
Technology (2.2%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 87,042
Akamai Technologies, Inc.,
Convertible
105,000 0.125%,  5/1/2025 133,350
341,000 0.375%,  9/1/2027 379,703
225,000 1.125%,  2/15/2029
c
243,337
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 40,848

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Technology (2.2%) - continued
Apple, Inc.
$ 250,000 2.200%,  9/11/2029 $ 226,059
183,000 1.650%,  2/8/2031 154,281
AthenaHealth Group, Inc.
277,000 6.500%,  2/15/2030
c,e
251,288
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 88,898
496,000 0.250%,  11/1/2027 407,340
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 143,458
Broadcom, Inc.
89,000 4.000%,  4/15/2029
c
85,908
Cloud Software Group, Inc.
217,000 6.500%,  3/31/2029
c
206,680
77,000 9.000%,  9/30/2029
c
73,185
CommScope, Inc.
210,000 7.125%,  7/1/2028
c
99,750
CSG Systems International, Inc.,
Convertible
265,000 3.875%,  9/15/2028
c
266,166
Dell International, LLC/EMC
Corporation
128,000 5.250%,  2/1/2028 131,183
62,000 5.300%,  10/1/2029 63,848
Euronet Worldwide, Inc.,
Convertible
98,000 0.750%,  3/15/2049 91,630
Fiserv, Inc.
156,000 2.750%,  7/1/2024 153,666
196,000 4.200%,  10/1/2028 191,549
43,000 5.600%,  3/2/2033 44,886
Gartner, Inc.
185,000 3.625%,  6/15/2029
c
166,978
315,000 3.750%,  10/1/2030
c
278,451
Global Payments, Inc.
52,000 2.650%,  2/15/2025 50,387
137,000 4.950%,  8/15/2027 137,218
98,000 3.200%,  8/15/2029 88,816
II-VI, Inc.
83,000 5.000%,  12/15/2029
c,e
78,830
Intel Corporation
174,000 5.125%,  2/10/2030 180,453
InterDigital, Inc., Convertible
398,000 3.500%,  6/1/2027 582,831
Iron Mountain, Inc.
655,000 4.875%,  9/15/2027
c
639,156
220,000 4.500%,  2/15/2031
c
199,214
Jabil, Inc.
88,000 5.450%,  2/1/2029 89,911
Lumentum Holdings, Inc.,
Convertible
648,000 0.500%,  6/15/2028 509,911
104,000 1.500%,  12/15/2029
c
103,376
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 85,639
Mastercard, Inc.
90,000 2.000%,  11/18/2031 75,908
Microchip Technology, Inc.,
Convertible
477,000 0.125%,  11/15/2024
e
521,122
Principal
Amount Long-Term Fixed Income (67.3%) Value
Technology (2.2%) - continued
Moody's Corporation
$ 94,000 4.250%,  8/8/2032 $ 91,437
NCR Voyix Corporation
293,000 5.125%,  4/15/2029
c
278,526
NVIDIA Corporation
49,000 2.850%,  4/1/2030 45,317
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024 91,822
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 53,975
98,000 4.300%,  6/18/2029 95,209
ON Semiconductor Corporation,
Convertible
343,000 Zero Coupon,  5/1/2027 560,805
63,000 0.500%,  3/1/2029
c
66,937
Open Text Corporation
199,000 3.875%,  12/1/2029
c
178,470
320,000 4.125%,  2/15/2030
c
289,624
Oracle Corporation
93,000 6.150%,  11/9/2029 100,045
245,000 2.950%,  4/1/2030 221,124
133,000 6.250%,  11/9/2032 144,689
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 88,724
113,000 2.300%,  6/1/2030 98,770
Progress Software Corporation,
Convertible
120,000 1.000%,  4/15/2026 126,420
PTC, Inc.
160,000 3.625%,  2/15/2025
c
156,416
145,000 4.000%,  2/15/2028
c
137,415
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
c
98,725
RingCentral, Inc.
167,000 8.500%,  8/15/2030
c
170,757
S&P Global, Inc.
90,000 2.900%,  3/1/2032 80,332
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 212,670
Seagate HDD Cayman
104,000 8.500%,  7/15/2031
c
112,872
184,000 9.625%,  12/1/2032 210,404
Semtech Corporation, Convertible
184,000 1.625%,  11/1/2027
e
157,228
22,000 4.000%,  11/1/2028
c
28,127
Sensata Technologies BV
225,000 4.000%,  4/15/2029
c
209,096
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
c
196,403
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
c
97,241
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
c
611,154
Verint Systems, Inc., Convertible
255,000 0.250%,  4/15/2026
e
223,922
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
c
196,099

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Technology (2.2%) - continued
Viavi Solutions, Inc., Convertible
$ 129,000 1.625%,  3/15/2026
c
$ 128,613
Vishay Intertechnology, Inc.,
Convertible
484,000 2.250%,  9/15/2030
c
475,288
VMware, LLC
194,000 1.400%,  8/15/2026 177,449
123,000 2.200%,  8/15/2031 101,919
Western Digital Corporation,
Convertible
460,000 3.000%,  11/15/2028
c
562,580
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,988
Ziff Davis, Inc., Convertible
351,000 1.750%,  11/1/2026 331,695
Total 14,606,543
Transportation (0.7%)
Air Transport Services Group, Inc.,
Convertible
221,000 3.875%,  8/15/2029
c
196,138
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
c
65,292
American Airlines, Inc.
177,000 8.500%,  5/15/2029
c
186,912
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
545,000 5.500%,  4/20/2026
c
541,069
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
c
93,429
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 170,632
CSX Corporation
98,000 4.250%,  3/15/2029 97,899
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028
e
175,121
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
148,464 4.500%,  10/20/2025
c
146,208
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
c
121,216
Hawaiian Brand Intellectual
Property, Ltd.
222,000 5.750%,  1/20/2026
c
209,155
Hertz Corporation
184,000 4.625%,  12/1/2026
c,e
164,963
99,000 5.000%,  12/1/2029
c
81,210
Mileage Plus Holdings, LLC
173,600 6.500%,  6/20/2027
c
174,093
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 134,229
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
c
102,913
51,000 5.750%,  5/24/2026
c
51,404
96,000 1.700%,  6/15/2026
c
88,246
Rand Parent, LLC
202,000 8.500%,  2/15/2030
c,e
193,178
Principal
Amount Long-Term Fixed Income (67.3%) Value
Transportation (0.7%) - continued
RXO, Inc.
$ 233,000 7.500%,  11/15/2027
c
$ 240,423
Ryder System, Inc.
81,000 2.850%,  3/1/2027 76,145
Southwest Airlines Company
100,000 5.125%,  6/15/2027 100,445
Southwest Airlines Company,
Convertible
527,000 1.250%,  5/1/2025 532,534
Spirit Loyalty Cayman, Ltd.
94,000 8.000%,  9/20/2025
c
67,602
Union Pacific Corporation
98,000 2.150%,  2/5/2027 91,451
United Airlines, Inc.
219,000 4.375%,  4/15/2026
c
213,395
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
c,e
44,724
243,000 6.375%,  2/1/2030
c,e
169,704
Total 4,529,730
U.S. Government & Agencies (6.2%)
U.S. Treasury Bonds
19,600,000 3.625%,  5/15/2053 18,120,813
2,200,000 4.000%,  11/15/2052 2,170,609
5,800,000 4.750%,  11/15/2053 6,504,156
U.S. Treasury Notes
2,800,000 5.000%,  10/31/2025 2,831,938
9,200,000 4.125%,  7/31/2028 9,294,875
1,738,000 3.375%,  5/15/2033 1,667,937
Total 40,590,328
Utilities (1.9%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 89,845
AES Corporation
156,000 3.950%,  7/15/2030
c
144,034
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
92,950
Alliant Energy Corporation,
Convertible
222,000 3.875%,  3/15/2026
c
220,335
Ameren Corporation
98,000 1.750%,  3/15/2028 86,577
American Electric Power
Company, Inc.
139,000 2.031%,  3/15/2024 137,858
84,000 5.200%,  1/15/2029 85,131
98,000 2.300%,  3/1/2030 83,671
44,000 5.625%,  3/1/2033 45,839
American Water Capital
Corporation, Convertible
326,000 3.625%,  6/15/2026
c
325,511
Arizona Public Service Company
87,000 5.550%,  8/1/2033 89,893
Atmos Energy Corporation
86,000 5.900%,  11/15/2033 93,305
Calpine Corporation
191,000 4.500%,  2/15/2028
c
181,670

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.3%) Value
Utilities (1.9%) - continued
CenterPoint Energy, Inc.
$ 105,000 2.500%,  9/1/2024 $ 102,764
95,000 1.450%,  6/1/2026 87,464
146,000 2.650%,  6/1/2031 124,483
CenterPoint Energy, Inc.,
Convertible
328,000 4.250%,  8/15/2026
c
329,476
CMS Energy Corporation,
Convertible
270,000 3.375%,  5/1/2028
c
267,030
Constellation Energy Generation,
LLC
90,000 5.800%,  3/1/2033 94,597
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 108,176
165,000 4.350%,  1/15/2027
b,h
146,308
98,000 3.375%,  4/1/2030 90,221
DTE Energy Company
138,000 4.220%,  11/1/2024 136,391
80,000 4.875%,  6/1/2028 80,693
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
139,184
110,000 4.875%,  9/16/2024
b,h
108,304
187,000 2.450%,  6/1/2030 163,023
93,000 4.500%,  8/15/2032 90,019
95,000 5.750%,  9/15/2033 100,492
Duke Energy Corporation,
Convertible
588,000 4.125%,  4/15/2026
c
589,470
Edison International
88,000 7.875%,  6/15/2054
b
88,660
118,000 4.950%,  4/15/2025 117,169
180,000 5.000%,  12/15/2026
b,h
167,599
Enel Finance International NV
200,000 1.375%,  7/12/2026
c
182,170
Entergy Corporation
111,000 0.900%,  9/15/2025 103,214
97,000 1.900%,  6/15/2028 85,912
Evergy, Inc.
106,000 2.450%,  9/15/2024 103,591
Eversource Energy
154,000 4.600%,  7/1/2027 152,748
87,000 5.125%,  5/15/2033 87,439
Exelon Corporation
98,000 4.050%,  4/15/2030 93,489
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
c
155,504
FirstEnergy Corporation,
Convertible
589,000 4.000%,  5/1/2026
c
583,404
Georgia Power Company
54,000 4.950%,  5/17/2033 54,436
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
c
93,504
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
c
156,136
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 113,582
79,000 5.050%,  9/15/2028 81,050
Principal
Amount Long-Term Fixed Income (67.3%) Value
Utilities (1.9%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 100,000 3.800%,  3/15/2082
b
$ 84,702
87,000 6.051%,  3/1/2025 87,775
129,000 5.749%,  9/1/2025 130,220
98,000 2.250%,  6/1/2030 83,832
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
c
399,890
NextEra Energy Partners, LP,
Convertible
72,000 Zero Coupon,  6/15/2024
c
69,624
438,000 Zero Coupon,  11/15/2025
c
382,593
NiSource, Inc.
98,000 2.950%,  9/1/2029 89,502
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
c
104,068
128,000 10.250%,  3/15/2028
b,c,h
133,259
73,000 3.375%,  2/15/2029
c
64,477
135,000 5.250%,  6/15/2029
c
130,732
NRG Energy, Inc., Convertible
455,000 2.750%,  6/1/2048 584,675
Pacific Gas and Electric Company
176,000 6.950%,  3/15/2034 193,320
PG&E Corporation
268,000 5.000%,  7/1/2028 260,759
PPL Capital Funding, Inc.,
Convertible
342,000 2.875%,  3/15/2028
c
331,227
Public Service Enterprise Group,
Inc.
87,000 5.875%,  10/15/2028 91,160
98,000 1.600%,  8/15/2030 80,166
Sempra
240,000 4.875%,  10/15/2025
b,h
234,783
Southern California Edison
Company
46,000 5.950%,  11/1/2032 49,419
Southern Company
92,000 4.475%,  8/1/2024 91,237
112,000 5.700%,  10/15/2032 117,577
111,000 4.000%,  1/15/2051
b
105,544
317,000 3.750%,  9/15/2051
b
288,629
Southern Company, Convertible
592,000 3.875%,  12/15/2025
c
592,296
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
c
305,995
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
c
182,211
282,000 5.000%,  7/31/2027
c
274,556
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 95,620
138,000 4.600%,  6/1/2032 134,531
Total 12,628,700
Total Long-Term Fixed Income
(cost $457,151,207) 443,378,112
Shares Common Stock ( 14.1% ) Value
Communications Services (0.9%)
3,448 Alphabet, Inc., Class A
j
481,651
13,420 Alphabet, Inc., Class C
j
1,891,281

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Communications Services (0.9%) - continued
8,772 Comcast Corporation $ 384,652
829 Electronic Arts, Inc. 113,415
437 Emerald Holding, Inc.
e,j
2,613
1,158 Integral Ad Science Holding
Corporation
j
16,664
245 Liberty Latin America, Ltd., Class
A
j
1,791
4,094 Meta Platforms, Inc.
j
1,449,112
188 Netflix, Inc.
j
91,533
1,341 Paramount Global 19,833
12,118 QuinStreet, Inc.
j
155,353
20,961 Verizon Communications, Inc. 790,230
12,504 Warner Brothers Discovery, Inc.
j
142,296
4,674 Windstream Services, LLC
j
43,235
3,541 Ziff Davis, Inc.
j
237,920
Total 5,821,579
Consumer Discretionary (1.6%)
373 Airbnb, Inc.
j
50,780
13,269 Amazon.com, Inc.
j
2,016,092
4,671 Aptiv plc
j
419,082
225 Booking Holdings, Inc.
j
798,124
1,179 Boot Barn Holdings, Inc.
j
90,500
2,115 Brunswick Corporation 204,626
153 Chipotle Mexican Grill, Inc.
j
349,905
2,852 Columbia Sportswear Company 226,848
10,272 Cooper-Standard Holdings, Inc.
j
200,715
2,882 Crocs, Inc.
j
269,208
1,700 D.R. Horton, Inc. 258,366
724 Domino's Pizza, Inc. 298,455
976 Expedia Group, Inc.
j
148,147
999 Grand Canyon Education, Inc.
j
131,908
1,092 Hilton Worldwide Holdings, Inc. 198,842
2,153 Home Depot, Inc. 746,122
1,845 Lowe's Companies, Inc. 410,605
395 Lululemon Athletica, Inc.
j
201,960
1,855 McDonald's Corporation 550,026
648 Meritage Homes Corporation 112,882
4,657 Mobileye Global, Inc.
j
201,741
82 NVR, Inc.
j
574,037
2,012 Papa John's International, Inc. 153,375
3,338 SharkNinja, Inc. 170,805
4,420 Skyline Champion Corporation
j
328,229
2,696 Sony Group Corporation ADR 255,284
9,227 Stoneridge, Inc.
j
180,572
3,329 Tesla, Inc.
j
827,190
25,027 ThredUp, Inc.
j
56,311
Total 10,430,737
Consumer Staples (0.7%)
3,461 Altria Group, Inc. 139,617
5,071 BJ's Wholesale Club Holdings,
Inc.
j
338,033
750 Casey's General Stores, Inc. 206,055
7,682 Coca-Cola Company 452,700
401 Constellation Brands, Inc. 96,942
17,388 Coty, Inc.
j
215,959
2,185 John B. Sanfilippo & Son, Inc. 225,142
10,102 Kenvue, Inc. 217,496
1,747 Kimberly-Clark Corporation 212,278
2,709 Lamb Weston Holdings, Inc. 292,816
2,585 Mondelez International, Inc. 187,232
67 PepsiCo, Inc. 11,379
4,392 Philip Morris International, Inc. 413,199
Shares Common Stock (14.1%) Value
Consumer Staples (0.7%) - continued
6,697 Pilgrim's Pride Corporation
j
$ 185,239
1,181 Procter & Gamble Company 173,064
3,932 Sysco Corporation 287,547
5,492 Turning Point Brands, Inc. 144,549
4,068 Tyson Foods, Inc. 218,655
3,039 US Foods Holding Corporation
j
138,001
3,478 Walmart, Inc. 548,307
Total 4,704,210
Energy (0.7%)
152 Baker Hughes Company 5,195
6,383 Chesapeake Energy Corporation 491,108
192 Chevron Corporation 28,639
3,508 ConocoPhillips 407,174
2,137 Coterra Energy, Inc. 54,536
10,776 Devon Energy Corporation 488,153
10,457 Enterprise Products Partners, LP 275,542
2,230 EOG Resources, Inc. 269,718
5,781 Exxon Mobil Corporation 577,984
8,738 Halliburton Company 315,879
1,476 Marathon Petroleum Corporation 218,979
2,437 Matador Resources Company 138,568
20,982 NOV, Inc. 425,515
1,739 Pioneer Natural Resources
Company 391,066
1,470 Schlumberger NV 76,499
1,755 Shell plc NVDR 115,479
5,547 TechnipFMC plc 111,717
Total 4,391,751
Financials (2.2%)
986 Allstate Corporation 138,020
17,663 Ally Financial, Inc. 616,792
1,599 American Express Company 299,557
4,331 American International Group, Inc. 293,425
1,138 Ameriprise Financial, Inc. 432,247
4,077 Arch Capital Group, Ltd.
j
302,799
15,025 Bank of America Corporation 505,892
75 Bank of Marin Bancorp 1,651
4,703 Bank of N.T. Butterfield & Son, Ltd. 150,543
5,706 Bank of New York Mellon
Corporation 296,997
1,069 Berkshire Hathaway, Inc.
j
381,270
175 BlackRock, Inc. 142,065
11,003 Bridgewater Bancshares, Inc.
j
148,761
1,186 Brown & Brown, Inc. 84,336
1,489 Capital One Financial Corporation 195,238
3,325 Carlyle Group, Inc. 135,294
709 Cboe Global Markets, Inc. 126,599
981 Central Pacific Financial
Corporation 19,306
5,402 Charles Schwab Corporation 371,658
2,101 Chubb, Ltd. 474,826
836 Cincinnati Financial Corporation 86,493
1,410 Citigroup, Inc. 72,530
3,635 Comerica, Inc. 202,869
459 Community Trust Bancorp, Inc. 20,132
1,356 Discover Financial Services 152,414
819 Ellington Residential Mortgage
REIT 5,020
14,567 F.N.B. Corporation 200,588
396 FactSet Research Systems, Inc. 188,912
145 Financial Institutions, Inc. 3,088
82 First Bancshares, Inc. 2,405

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Financials (2.2%) - continued
14 First Citizens BancShares, Inc./NC $ 19,866
104 First Mid-Illinois Bancshares, Inc. 3,605
715 Fiserv, Inc.
j
94,981
4,771 Glacier Bancorp, Inc. 197,138
809 Global Payments, Inc. 102,743
360 Great Southern Bancorp, Inc. 21,366
1,129 Hanmi Financial Corporation 21,903
5,956 Heartland Financial USA, Inc. 224,005
353 Heritage Financial Corporation 7,551
382 Hometrust Bancshares, Inc. 10,283
1,215 Hope Bancorp, Inc. 14,677
2,499 Houlihan Lokey, Inc. 299,655
209 Independent Bank Corporation/MI 5,438
5,522 Intercontinental Exchange, Inc. 709,190
5,568 J.P. Morgan Chase & Company 947,117
5,021 KeyCorp 72,302
1,929 Kinsale Capital Group, Inc. 646,041
1,358 M&T Bank Corporation 186,155
1,283 Marsh & McLennan Companies,
Inc. 243,090
822 Mastercard, Inc. 350,591
3,224 MetLife, Inc. 213,203
2,180 MGIC Investment Corporation 42,052
772 MidWestOne Financial Group, Inc. 20,774
1,804 Morgan Stanley 168,223
283 MSCI, Inc. 160,079
3,371 Nasdaq, Inc. 195,990
4,616 New York Community Bancorp,
Inc. 47,222
2,312 Northern Trust Corporation 195,087
2,604 NU Holdings, Ltd./Cayman Islands
j
21,691
3,813 PayPal Holdings, Inc.
j
234,156
69 PNC Financial Services Group,
Inc. 10,685
1,934 Prosperity Bancshares, Inc. 130,990
6,469 Radian Group, Inc. 184,690
3,557 Raymond James Financial, Inc. 396,605
2,417 RLI Corporation 321,751
176 SEI Investments Company 11,185
260 Tradeweb Markets, Inc. 23,629
2,838 Triumph Financial, Inc.
j
227,551
150 Truist Financial Corporation 5,538
89 TrustCo Bank Corporation NY 2,763
334 U.S. Bancorp 14,455
199 Visa, Inc. 51,810
4,535 Voya Financial, Inc. 330,874
13,651 Wells Fargo & Company 671,902
6,324 Western Alliance Bancorp 416,056
4,341 Zions Bancorp NA 190,440
Total 14,518,825
Health Care (1.7%)
3,349 Abbott Laboratories 368,624
1,095 Agilent Technologies, Inc. 152,238
1,224 Align Technology, Inc.
j
335,376
782 Amgen, Inc. 225,232
2,978 AstraZeneca plc ADR 200,568
8,376 Avantor, Inc.
j
191,224
725 Biogen, Inc.
j
187,608
2,283 Bio-Techne Corporation 176,156
4,489 Centene Corporation
j
333,129
924 Charles River Laboratories
International, Inc.
j
218,434
695 Cigna Group 208,118
110 Cooper Companies, Inc. 41,628
Shares Common Stock (14.1%) Value
Health Care (1.7%) - continued
2,946 CVS Health Corporation $ 232,616
1,813 Danaher Corporation 419,419
3,278 Edwards Lifesciences Corporation
j
249,948
1,611 Elanco Animal Health, Inc.
j
24,004
696 Elevance Health, Inc. 328,206
158 Eli Lilly & Company 92,101
5,194 Enovis Corporation
j
290,968
100 Exelixis, Inc.
j
2,399
3,775 Gilead Sciences, Inc. 305,813
5,750 Halozyme Therapeutics, Inc.
j
212,520
758 HCA Healthcare, Inc. 205,175
775 Intuitive Surgical, Inc.
j
261,454
2,049 Johnson & Johnson 321,160
1,729 Laboratory Corporation of America
Holdings 392,984
2,954 Masimo Corporation
j
346,238
6,541 Medtronic plc 538,848
5,271 Merck & Company, Inc. 574,644
484 Molina Healthcare, Inc.
j
174,874
2,731 Novo Nordisk AS ADR
j
282,522
7,983 Option Care Health, Inc.
j
268,947
6,312 Pfizer, Inc. 181,722
4,103 Progyny, Inc.
j
152,550
1,610 QuidelOrtho Corporation
j
118,657
1,769 Sarepta Therapeutics, Inc.
j
170,585
460 Stryker Corporation 137,752
631 Thermo Fisher Scientific, Inc. 334,928
1,113 UnitedHealth Group, Inc. 585,961
3,025 Varex Imaging Corporation
j
62,013
200 Vertex Pharmaceuticals, Inc.
j
81,378
13,756 Viemed Healthcare, Inc.
j
107,985
291 Waters Corporation
j
95,806
2,185 Zimmer Biomet Holdings, Inc. 265,915
2,772 Zoetis, Inc. 547,110
Total 11,005,537
Industrials (2.0%)
3,222 Advanced Drainage Systems, Inc. 453,142
130 AECOM 12,016
7,706 Air Lease Corporation 323,190
1,217 AMETEK, Inc. 200,671
249 Armstrong World Industries, Inc. 24,482
1,761 ASGN, Inc.
j
169,355
1,009 Automatic Data Processing, Inc. 235,067
606 Axon Enterprise, Inc.
j
156,548
11,896 Badger Infrastructure Solutions,
Ltd. 365,485
511 Carlisle Companies, Inc. 159,652
699 Caterpillar, Inc. 206,673
265 Chart Industries, Inc.
j
36,127
1,599 Cimpress plc
j
128,000
19,239 CNH Industrial NV 234,331
12,829 CSX Corporation 444,781
496 Cummins, Inc. 118,827
699 Curtiss-Wright Corporation 155,730
356 Deere & Company 142,354
5,592 Delta Air Lines, Inc. 224,966
5,747 ExlService Holdings, Inc.
j
177,295
7,953 Fastenal Company 515,116
1,122 Ferguson plc 216,625
4,333 Flowserve Corporation 178,606
5,678 Fluor Corporation
j
222,407
1,222 General Dynamics Corporation 317,317
1,120 General Electric Company 142,946
60 Gorman-Rupp Company 2,132

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Industrials (2.0%) - continued
27 Graco, Inc. $ 2,342
4,260 Greenbrier Companies, Inc. 188,207
4,532 Helios Technologies, Inc. 205,526
1,418 Honeywell International, Inc. 297,369
11,059 Howmet Aerospace, Inc. 598,513
16,414 Janus International Group, Inc.
j
214,203
1,103 JB Hunt Transport Services, Inc. 220,313
1,160 L3Harris Technologies, Inc. 244,319
1,011 Lincoln Electric Holdings, Inc. 219,852
2,126 ManpowerGroup, Inc. 168,953
13,282 Masterbrand, Inc.
j
197,238
3,124 Maximus, Inc. 261,979
4,349 Miller Industries, Inc. 183,919
1,239 Moog, Inc. 179,382
433 Northrop Grumman Corporation 202,705
1,137 Old Dominion Freight Line, Inc. 460,860
380 Oshkosh Corporation 41,196
1,077 Owens Corning, Inc. 159,644
664 Parker-Hannifin Corporation 305,905
1,765 Pentair plc 128,333
1,398 Quanta Services, Inc. 301,688
8,474 Schneider National, Inc. 215,663
520 Simpson Manufacturing Company,
Inc. 102,950
2,677 Tennant Company 248,131
6,121 Timken Company 490,598
922 Trane Technologies plc 224,876
6,828 Uber Technologies, Inc.
j
420,400
3,182 United Parcel Service, Inc. 500,306
1,262 United Rentals, Inc. 723,656
154 Veralto Corporation 12,668
Total 13,285,535
Information Technology (2.9%)
1,084 Adobe, Inc.
j
646,714
2,403 Advanced Micro Devices, Inc.
j
354,226
1,279 Amphenol Corporation 126,787
732 ANSYS, Inc.
j
265,628
10,993 Apple, Inc. 2,116,482
2,333 Applied Materials, Inc. 378,109
782 Arista Networks, Inc.
j
184,169
683 Autodesk, Inc.
j
166,297
175 Broadcom, Inc. 195,344
1,634 Calix, Inc.
j
71,389
889 CDW Corporation 202,087
7,133 Ciena Corporation
j
321,056
13,814 Cisco Systems, Inc. 697,883
5,127 Cohu, Inc.
j
181,445
1,207 Crane NXT Company 68,642
15,093 Dropbox, Inc.
j
444,942
1,485 Enphase Energy, Inc.
j
196,228
1,158 FormFactor, Inc.
j
48,300
3,413 Fortinet, Inc.
j
199,763
11,327 Gilat Satellite Networks, Ltd.
j
69,208
2,397 Guidewire Software, Inc.
j
261,369
604 Insight Enterprises, Inc.
j
107,023
123 JFrog, Ltd.
j
4,257
269 KLA Corporation 156,370
12,149 Knowles Corporation
j
217,589
100 Lam Research Corporation 78,326
701 Littelfuse, Inc. 187,560
9,622 Microsoft Corporation 3,618,257
367 NetApp, Inc. 32,355
1,248 NICE, Ltd. ADR
e,j
248,988
3,350 NVIDIA Corporation 1,658,987
Shares Common Stock (14.1%) Value
Information Technology (2.9%) - continued
2,280 ON Semiconductor Corporation
j
$ 190,448
2,684 Plexus Corporation
j
290,221
6,425 QUALCOMM, Inc. 929,248
881 RingCentral, Inc.
j
29,910
2,262 Salesforce, Inc.
j
595,223
7,307 Samsung Electronics Company,
Ltd. 443,512
1,370 Semtech Corporation
j
30,017
767 ServiceNow, Inc.
j
541,878
864 Shopify, Inc.
j
67,306
1,110 Silicon Laboratories, Inc.
j
146,820
2,885 Sprout Social, Inc.
j
177,254
1,429 TE Connectivity, Ltd. 200,774
1,220 Texas Instruments, Inc. 207,961
5,135 Trimble, Inc.
j
273,182
28,290 TTM Technologies, Inc.
j
447,265
419 Tyler Technologies, Inc.
j
175,192
510 Universal Display Corporation 97,543
3,956 Varonis Systems, Inc.
j
179,128
914 VeriSign, Inc.
j
188,247
3,822 Wolfspeed, Inc.
j
166,295
1,377 Workiva, Inc.
j
139,807
Total 19,023,011
Materials (0.5%)
4,179 Alcoa Corporation 142,086
500 Allegheny Technologies, Inc.
j
22,735
6,454 Axalta Coating Systems, Ltd.
j
219,242
6,061 Ball Corporation 348,629
1,305 Berry Plastics Group, Inc. 87,944
1,752 Carpenter Technology Corporation 124,042
3,308 CF Industries Holdings, Inc. 262,986
79 Eagle Materials, Inc. 16,024
2,039 Eastman Chemical Company 183,143
4,334 Ingevity Corporation
j
204,651
14,946 Ivanhoe Mines, Ltd.
j
144,943
401 Linde plc 164,695
2,424 Nucor Corporation 421,873
1,277 PPG Industries, Inc. 190,975
3,879 Steel Dynamics, Inc. 458,110
14,869 Tronox Holdings plc 210,545
1,218 United States Lime & Minerals, Inc. 280,566
Total 3,483,189
Real Estate (0.5%)
3,669 Agree Realty Corporation 230,964
2,211 Alexandria Real Estate Equities,
Inc. 280,288
1,294 AvalonBay Communities, Inc. 242,263
1,354 CBRE Group, Inc.
j
126,044
25,555 Cushman and Wakefield plc
j
275,994
957 Equity Commonwealth 18,374
3,264 Essential Properties Realty Trust,
Inc. 83,428
1,007 Extra Space Storage, Inc. 161,452
10,998 Healthcare Realty Trust, Inc. 189,496
11,487 Host Hotels & Resorts, Inc. 223,652
12,681 Independence Realty Trust, Inc. 194,019
5,087 Invitation Homes, Inc. 173,518
1,767 Kite Realty Group Trust 40,394
8,422 National Storage Affiliates Trust 349,260
310 NNN REIT, Inc. 13,361
938 Phillips Edison and Company, Inc. 34,218
2,358 SBA Communications Corporation 598,201

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.1%) Value
Real Estate (0.5%) - continued
811 Terreno Realty Corporation $ 50,825
Total 3,285,751
Utilities (0.4%)
1,653 ALLETE, Inc. 101,097
5,135 Alliant Energy Corporation 263,426
1,137 American Electric Power
Company, Inc. 92,347
8,923 CenterPoint Energy, Inc. 254,930
2,462 Constellation Energy Corporation 287,783
2,570 Duke Energy Corporation 249,393
1,817 Entergy Corporation 183,862
4,218 Evergy, Inc. 220,180
17,264 NiSource, Inc. 458,359
1,418 Northwestern Energy Group, Inc. 72,162
2,937 Portland General Electric
Company 127,290
2,788 Public Service Enterprise Group,
Inc. 170,486
1,950 Spire, Inc. 121,563
Total 2,602,878
Total Common Stock
(cost $65,290,596) 92,553,003
Shares
Registered Investment
Companies ( 11.8% ) Value
U.S. Affiliated  (8.9%)
6,387,217 Thrivent Core Emerging Markets
Debt Fund 51,033,864
734,413 Thrivent Core International Equity
Fund 7,432,262
Total 58,466,126
U.S. Unaffiliated  (2.9%)
59,018 Aberdeen Asia-Pacific Income
Fund, Inc. 159,939
22,475 AllianceBernstein Global High
Income Fund, Inc. 227,447
28,663 Allspring Income Opportunities
Fund 186,883
8,000 BlackRock Core Bond Trust 87,280
23,412 BlackRock Corporate High Yield
Fund, Inc. 220,775
20,506 BlackRock Credit Allocation
Income Trust 211,622
2,840 BlackRock Debt Strategies Fund,
Inc. 30,644
18,974 BlackRock Enhanced Global
Dividend Trust 188,222
5,200 BlackRock Enhanced International
Dividend Trust 27,404
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 8,862
4,099 BlackRock Income Trust, Inc. 49,926
7,900 BlackRock Multi-Sector Income
Trust 118,500
16,086 Blackstone Strategic Credit 2027
Term Fund 182,094
22,216 Eaton Vance Limited Duration
Income Fund 212,829
1,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 12,653
Shares
Registered Investment
Companies (11.8%) Value
U.S. Unaffiliated  (2.9%)- continued
16,034 First Trust High Income Long/Short
Fund $ 193,851
5,494 Invesco Dynamic Credit
Opportunities Fund
k
58,357
29,693 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
3,285,827
8,163 iShares Preferred and Income
Securities ETF
e
254,604
1,055 iShares Russell 2000 Index Fund 211,749
44,750 Nuveen Credit Strategies Income
Fund 233,595
12,041 Nuveen Preferred Income
Opportunities Fund 81,397
18,592 PGIM Global High Yield Fund, Inc. 211,205
18,673 PGIM High Yield Bond Fund, Inc. 230,051
5,434 Pimco Dynamic Income Fund 97,540
25,076 SPDR Bloomberg High Yield Bond
ETF
e
2,375,449
1,979 SPDR S&P Biotech ETF 176,705
1,361 Tri-Continental Corporation 39,238
100,371 Vanguard Intermediate-Term
Corporate Bond ETF 8,158,155
9,350 Vanguard Short-Term Corporate
Bond ETF 723,410
5,900 Virtus Convertible & Income Fund 19,883
11,271 Virtus Dividend, Interest &
Premium Strategy Fund 142,015
1,350 Virtus Equity & Convertible Income
Fund
e
28,228
29,269 Voya Global Equity Dividend &
Premium Opportunity Fund 145,467
45,361 Western Asset High Income
Opportunity Fund, Inc. 175,093
Total 18,766,899
Total Registered Investment
Companies (cost $85,953,697) 77,233,025
Shares
Collateral Held for Securities
Loaned ( 2.3% ) Value
15,475,483 Thrivent Cash Management Trust 15,475,483
Total Collateral Held for
Securities Loaned
(cost $15,475,483) 15,475,483
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
21,875 AT&T, Inc., 4.750%
h
431,594
2,481 Paramount Global, Convertible,
5.750% 46,395
11,250 Telephone and Data Systems, Inc.,
6.000%
h
172,800
Total 650,789
Energy (0.1%)
5,300 Energy Transfer, LP, 7.600%
b,h
131,440
5,109 Nustar Logistics, LP, 12.389%
b
132,221
748 UGI Corporation, Convertible,
7.250% 44,087
Total 307,748

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% $ 163,593
7,500 Allstate Corporation, 5.100%
h
159,075
9,662 Apollo Global Management, Inc.,
Convertible, 6.750% 544,840
16,000 Bank of America Corporation,
4.250%
h
296,320
537 Bank of America Corporation,
Convertible, 7.250%
h
647,235
14,875 Capital One Financial Corporation,
5.000%
h
274,444
6,200 Equitable Holdings, Inc., 5.250%
h
132,184
425 First Horizon Bank, 6.518%
*,b,h
261,906
17,000 J.P. Morgan Chase & Company,
4.200%
h
323,170
9,925 J.P. Morgan Chase & Company,
4.750%
h
212,395
10,750 KeyCorp, 6.200%
b,h
230,695
9,050 Morgan Stanley, 4.250%
e,h
172,584
7,800 Morgan Stanley, 5.850%
b,h
188,916
5,100 Morgan Stanley, 7.125%
b,h
127,959
9,350 Public Storage, 4.125%
h
174,658
3,775 Public Storage, 4.625%
h
80,747
958 Public Storage, 4.700%
h
20,492
2,700 Regions Financial Corporation,
5.700%
b,h
57,537
2,675 Synovus Financial Corporation,
5.875%
b,h
62,461
9,000 U.S. Bancorp, 4.000%
h
157,680
15,500 Wells Fargo & Company, 4.250%
h
275,590
7,600 Wells Fargo & Company, 4.750%
h
151,468
698 Wells Fargo & Company,
Convertible, 7.500%
h
834,543
Total 5,550,492
Utilities (0.2%)
6,587 AES Corporation, Convertible,
6.875% 501,139
14,250 CMS Energy Corporation, 4.200%
h
283,147
12,665 NextEra Energy, Inc., Convertible,
6.926%
e
482,790
6,200 Southern Company, 4.950% 139,376
Total 1,406,452
Total Preferred Stock
(cost $9,237,759) 7,915,481
Shares or
Principal
Amount Short-Term Investments ( 5.6% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.260%, 1/10/2024
l,m
598,958
700,000 5.305%, 1/16/2024
l,m
698,176
400,000 5.335%, 1/17/2024
l,m
398,900
1,200,000 5.256%, 3/6/2024
l,m
1,188,293
Thrivent Core Short-Term Reserve
Fund
3,361,901 5.730% 33,619,012
Shares or
Principal
Amount Short-Term Investments (5.6%) Value
U.S. Treasury Bills
300,000 5.250%, 2/13/2024
l,n
$ 298,153
Total Short-Term Investments
(cost $36,801,390) 36,801,492
Total Investments (cost
$670,059,775) 102.3% $673,493,126
Other Assets and Liabilities, Net
(2.3%) (14,998,474)
Total Net Assets 100.0% $658,494,652
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $138,880,444 or
21.1% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Portfolio as of December 31, 2023
was $274,556 or 0.04% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 110,000
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 323,002
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,526,525
Common Stock 6,481,829
Total lending $15,008,354
Gross amount payable upon return of
collateral for securities loaned $15,475,483
Net amounts due to counterparty $467,129
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 35,736,379
Gross unrealized depreciation (35,814,036)
Net unrealized appreciation (depreciation) $ (77,657)
Cost for federal income tax purposes $ 674,126,424

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 136,530 – 136,530 –
Long-Term Fixed Income
Asset-Backed Securities 35,258,899 – 35,258,899 –
Basic Materials 7,359,375 – 7,359,375 –
Capital Goods 12,919,885 – 12,919,885 –
Collateralized Mortgage Obligations 35,173,417 – 35,173,417 –
Commercial Mortgage-Backed Securities 3,668,928 – 3,668,928 –
Communications Services 16,227,883 – 16,227,883 –
Consumer Cyclical 22,700,837 – 22,700,837 –
Consumer Non-Cyclical 18,724,375 – 18,724,375 –
Energy 18,025,505 – 18,025,505 –
Financials 52,906,978 – 52,906,978 –
Foreign Government 146,628 – 146,628 –
Mortgage-Backed Securities 147,910,101 – 147,910,101 –
Technology 14,606,543 – 14,606,543 –
Transportation 4,529,730 – 4,529,730 –
U.S. Government & Agencies 40,590,328 – 40,590,328 –
Utilities 12,628,700 – 12,628,700 –
Common Stock
Communications Services 5,821,579 5,778,344 43,235 –
Consumer Discretionary 10,430,737 10,430,737 – –
Consumer Staples 4,704,210 4,704,210 – –
Energy 4,391,751 4,391,751 – –
Financials 14,518,825 14,518,825 – –
Health Care 11,005,537 11,005,537 – –
Industrials 13,285,535 12,920,050 365,485 –
Information Technology 19,023,011 18,579,499 443,512 –
Materials 3,483,189 3,338,246 144,943 –
Real Estate 3,285,751 3,285,751 – –
Utilities 2,602,878 2,602,878 – –
Registered Investment Companies
U.S. Unaffiliated 18,766,899 18,708,542 – 58,357
Preferred Stock
Communications Services 650,789 650,789 – –
Energy 307,748 307,748 – –
Financials 5,550,492 5,288,586 261,906 –
Utilities 1,406,452 1,406,452 – –
Short-Term Investments 3,182,480 – 3,182,480 –
Subtotal Investments in Securities $565,932,505 $117,917,945 $447,956,203 $58,357
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 58,466,126
Affiliated Short-Term Investments 33,619,012
Collateral Held for Securities Loaned 15,475,483
Subtotal Other Investments $107,560,621
Total Investments at Value $673,493,126
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,339,221 2,339,221 – –
Total Asset Derivatives $2,339,221 $2,339,221 $– $–
Liability Derivatives
Futures Contracts 1,593,971 1,593,971 – –
Credit Default Swaps 189,609 – 189,609 –
Total Liability Derivatives $1,783,580 $1,593,971 $189,609 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$2,907,927 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 March 2024 $ 6,924,136 $ 76,942
CME E-mini S&P 500 Index 127 March 2024 29,480,069 1,126,931
CME Ultra Long Term U.S. Treasury Bond 22 March 2024 2,654,846 284,217
ICE mini MSCI EAFE Index 132 March 2024 14,277,392 588,448
ICE US mini MSCI Emerging Markets Index 39 March 2024 1,919,483 96,232
Ultra 10-Yr. U.S. Treasury Note 29 March 2024 3,256,002 166,451
Total Futures Long Contracts $ 58,511,928 $ 2,339,221
CME E-mini Russell 2000 Index (156) March 2024 ( $ 14,737,735) ( $ 1,234,325)
CME E-mini S&P Mid-Cap 400 Index (11) March 2024 (2,914,516) (175,935)
CME Euro Foreign Exchange Currency (54) March 2024 (7,297,165) (178,460)
Eurex Euro STOXX 50 Index (147) March 2024 (7,396,354) (5,251)
Total Futures Short Contracts ( $ 32,345,770) ($1,593,971)
Total Futures Contracts $ 26,166,158 $745,250

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $298,153 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 3,771,900 $ – ( $ 189,609) ( $ 189,609)
Total Credit Default Swaps $– ($189,609) ($189,609)
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Diversified Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,811,611
Total Equity Contracts 1,811,611
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 527,610
Total Interest Rate Contracts 527,610
Total Asset Derivatives $2,339,221
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 178,460
Total Foreign Exchange Contracts 178,460
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,415,511
Total Equity Contracts 1,415,511
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 189,609
Total Credit Contracts 189,609
Total Liability Derivatives $1,783,580
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,046,561
Total Equity Contracts
4,046,561
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 223,616
Total Foreign Exchange Contracts 223,616
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 123,250
Futures Net realized gains/(losses) on Futures contracts (3,406,039)
Total Interest Rate Contracts
(3,282,789)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (475,027)
Total Credit Contracts
(475,027)
Total $512,361
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (178,460)
Total Foreign Exchange Contracts (178,460)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 799,923
Total Equity Contracts 799,923
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (69,984)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 444,394
Total Interest Rate Contracts 374,410
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 133,118
Total Credit Contracts 133,118
Total $1,128,991
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $42,513,592
Futures - Short (23,749,248)
Interest Rate Contracts
Futures - Long 35,570,038
Futures - Short (2,275,062)
Options Written (3,456,288)
Foreign Exchange Contracts
Futures - Short (4,831,594)
Credit Contracts
Credit Default Swaps - Buy Protection (90,082)

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $59,518 $3,157 $14,350 $51,034 6,387 7.8%
Core International Equity 15,745 254 10,000 7,432 734 1.1
Total U.S. Affiliated Registered Investment
Companies 75,263 58,466 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 66,018 321,683 354,082 33,619 3,362 5.1
Total Affiliated Short-Term Investments 66,018 33,619 5.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,289 93,651 85,465 15,475 15,475 2.3
Total Collateral Held for Securities Loaned 7,289 15,475 2.3
Total Value $148,570 $107,560
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,268) $6,977 $ – $3,157
Core International Equity (144) 1,577 – 254
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 7 (7) – 2,246
Total Income/Non Cash Income from Affiliated
Investments $5,657
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 106
Total Affiliated Income from Securities Loaned, Net $106
Total Value ($4,405) $8,547 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Belgium (<0.1%)
483 Titan Cement International SA $ 11,437
Total 11,437
Brazil (6.7%)
11,400 Ambev SA 32,222
28,000 Azul SA
a
92,284
29,028 B3 SA - Brasil Bolsa Balcao 86,948
4,600 Banco ABC Brasil SA 23,712
26,890 Banco Bradesco SA ADR 94,115
500 Banco BTG Pactual SA 3,871
23,800 Banco do Brasil SA 271,386
6,969 Centrais Eletricas Brasileiras SA
ADR 60,073
3,563 Companhia Paranaense de Energia
ADR 30,214
891 Companhia Paranaense de Energia
ADR
a
7,010
13,154 Companhia Siderurgica Nacional
SA ADR 51,695
31,500 CPFL Energia SA 249,725
16,100 Dexco SA 26,747
16,900 Enauta Participacoes SA 69,895
23,792 Gerdau SA ADR 115,391
18,700 Hidrovias do Brasil SA
a
15,168
13,800 Hypera SA 101,563
39,100 Iochpe-Maxion SA 103,755
70,947 Itau Unibanco Holding SA ADR 493,082
114,470 Itausa SA 244,370
12,793 Jalles Machado SA 20,647
24,200 JBS S/A 124,099
2,316 Localiza Rent a Car SA 30,323
8 Localiza Rent a Car SA, Rights
a,b
33
17,700 Metalurgica Gerdau SA 39,572
8,100 Movida Participacoes SA 19,826
31,800 Petroleo Brasileiro SA 243,789
13,645 Petroleo Brasileiro SA ADR 217,911
20,700 PRIO SA/Brazil 196,236
30,500 Randon SA Implementos e
Participacoes 80,369
31,200 Telefonica Brasil SA 343,241
89,200 TIM SA/Brazil 329,248
32,487 Vale SA ADR 515,244
19,500 Vibra Energia SA 91,366
1,487 WEG SA 11,299
Total 4,436,429
Cayman Islands (13.4%)
162,900 Alibaba Group Holding, Ltd. 1,569,141
4,509 Baidu.com, Inc. ADR
a
536,977
114,000 China Feihe , Ltd.
c
62,374
56,000 China Mengniu Dairy Company,
Ltd. 150,859
118,000 China Resources Building Materials
Technology Holdings, Ltd. 25,716
77,400 Chow Tai Fook Jewellery Group,
Ltd. 115,311
95,000 Consun Pharmaceutical Group,
Ltd. 58,033
38,000 Geely Automobile Holdings, Ltd. 41,861
17,228 Hello Group, Inc. ADR 119,734
25,609 JD.com, Inc. 369,873
3,741 JOYY, Inc. ADR 148,518
15,231 KE Holdings, Inc. ADR 246,895
7,000 Kingboard Holdings, Ltd. 16,741
Shares Common Stock (98.4%) Value
Cayman Islands (13.4%) - continued
90,500 Li Ning Company, Ltd. $ 242,869
11,654 Lufax Holding, Ltd. ADR 35,778
34,500 Meituan
a,c
362,208
10 Mynd.ai, Inc. ADR 53
9,500 NetDragon Websoft Holdings, Ltd. 15,057
1,142 NetEase , Inc. ADR 106,389
5,294 PDD Holdings, Inc. ADR
a
774,565
70,000 Seazen Group, Ltd.
a
11,402
698,500 Shui On Land, Ltd. 64,472
116,000 Sino Biopharmaceutical, Ltd. 51,601
32,200 Sunny Optical Technology (Group)
Company, Ltd. 292,727
11,846 TAL Education Group ADR
a
149,615
66,400 Tencent Holdings, Ltd. 2,506,923
37,322 Tencent Music Entertainment Group
ADR
a
336,271
50,400 Tongcheng Travel Holdings, Ltd.
a
93,343
88,000 Topsports International Holdings,
Ltd.
c
68,623
126,000 Xiaomi Corporation
a,c
252,308
34,000 Zhongsheng Group Holdings, Ltd. 81,438
Total 8,907,675
Chile (0.5%)
693 Banco de Chile ADR 15,995
520 Banco de Credito e Inversiones SA 14,077
39,420 Cencosud SA 74,051
486,633 Colbun SA 77,220
18,744 Embotelladora Andina SA 46,594
20,337 Empresas CMPC SA 39,242
32,865 S.A.C.I. Falabella
a
82,076
Total 349,255
China (11.8%)
1,504,100 Agricultural Bank of China, Ltd. 771,958
358,300 Aluminum Corporation of China,
Ltd., Class A 284,961
508,000 Aluminum Corporation of China,
Ltd., Class H 253,968
32,500 Anhui Conch Cement Company,
Ltd., Class H 75,047
691,500 Bank of China, Ltd., Class A 389,037
63,000 Bank of China, Ltd., Class H 23,939
410,000 Bank of Communications
Company, Ltd. 331,911
466,100 Baoshan Iron & Steel Company,
Ltd. 389,830
389,900 BOE Technology Group Company,
Ltd. 214,410
2,500 BYD Company, Ltd., Class H 68,962
708,000 CGN Power Company, Ltd.
c
185,045
123,000 China Cinda Asset Management
Company, Ltd. 12,288
57,500 China Construction Bank
Corporation, Class A 52,797
92,000 China Construction Bank
Corporation, Class H 54,726
5,600 China International Capital
Corporation, Ltd. 30,048
72,700 China Merchants Securities
Company, Ltd. 139,859
1,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 1,749

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
China (11.8%) - continued
278,000 China National Building Material
Company, Ltd. $ 119,049
552,000 China Petroleum & Chemical
Corporation, Class H 289,278
218,000 China Railway Group, Ltd. 97,204
7,500 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 52,603
1,100 China Tourism Group Duty Free
Corporation, Ltd.
c
10,814
77,000 China United Network
Communications, Ltd. 47,535
2,000 CITIC Securities Company, Ltd.,
Class A 5,747
360,000 CMOC Group, Ltd. 196,949
73,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 73,902
539,000 CRRC Corporation, Ltd. 237,603
147,500 Foxconn Industrial Internet
Company, Ltd. 314,220
14,000 Fuyao Glass Industry Group
Company, Ltd., Class H
c
68,172
14,400 GF Securities Company, Ltd., Class
H 17,244
12,000 Great Wall Motor Company, Ltd.,
Class H 15,599
53,000 Gree Electric Appliances, Inc. of
Zhuhai 240,590
622,300 Greenland Holdings Corporation,
Ltd.
a
201,878
133,200 Guotai Junan Securities Company,
Ltd. 279,506
23,800 Huatai Securities Company, Ltd.
c
30,074
89,300 Huaxia Bank Company, Ltd. 70,758
23,400 Jiangsu Hengrui Medicine
Company, Ltd. 149,323
207,000 Jiangxi Copper Company, Ltd.,
Class H 292,801
560,000 People's Insurance Company
(Group) of China, Ltd. 172,249
109,600 PetroChina Company, Ltd., Class A 109,070
312,000 PetroChina Company, Ltd., Class H 206,166
81,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 366,711
53,200 Seazen Holdings Company, Ltd.
a
85,703
277,200 Shenwan Hongyuan Group
Company, Ltd. 173,594
234,400 Shenzhen Overseas Chinese Town
Company, Ltd.
a
102,910
23,000 Shenzhou International Group
Holdings, Ltd. 235,954
5,400 Sichuan Kelun Pharmaceutical
Company, Ltd. 22,121
83,000 Tong Ren Tang Technologies
Company, Ltd. 69,656
10,000 Tsingtao Brewery Company, Ltd. 67,193
75,000 Wanda Film Holding Company,
Ltd.
a
137,617
Total 7,840,328
Colombia (<0.1%)
1,282 Bancolombia SA 10,983
Total 10,983
Czech Republic (0.3%)
6,070 Komercni Banka AS 196,558
Shares Common Stock (98.4%) Value
Czech Republic (0.3%) - continued
42 Philip Morris CR $ 29,335
Total 225,893
Greece (0.1%)
15,852 Eurobank Ergasias Services and
Holdings SA
a
28,165
1,284 Mytilineos SA 52,021
1,624 National Bank of Greece SA
a
11,283
Total 91,469
Hong Kong (0.7%)
18,000 China Resources Beer (Holdings)
Company, Ltd. 78,983
51,000 CITIC, Ltd. 50,993
44,000 CSPC Pharmaceutical Group, Ltd. 40,952
166,000 Weichai Power Company, Ltd.,
Class H 277,327
14,000 Yuexiu Property Company, Ltd. 11,416
Total 459,671
Hungary (0.7%)
17,005 MOL Hungarian Oil & Gas plc 138,525
6,934 OTP Bank Nyrt 315,860
Total 454,385
India (18.5%)
439 ABB India, Ltd. 24,655
3,766 Angel One, Ltd. 157,769
3,137 Asian Paints, Ltd. 128,199
18,734 Axis Bank, Ltd. 247,933
11,416 Bajaj Auto, Ltd. 932,226
801 Bajaj Finserv , Ltd. 16,215
28,431 Bharat Petroleum Corporation, Ltd. 153,971
8,421 Birlasoft , Ltd. 72,879
63,443 Brightcom Group, Ltd.
a
14,753
1,634 Ceat , Ltd. 47,628
1,968 Chennai Petroleum Corporation,
Ltd. 16,449
35,295 Cipla , Ltd. 528,400
19,759 Coal India, Ltd. 89,224
909 CRISIL, Ltd. 47,353
4,747 Cummins India, Ltd. 111,973
5,685 Gujarat State Petronet , Ltd. 20,892
30,991 HCL Technologies, Ltd. 545,403
9,724 HDFC Asset Management
Company, Ltd.
c
374,361
14,651 HDFC Life Insurance Company,
Ltd.
c
113,840
13,021 Hero MotoCorp, Ltd. 647,243
6,700 Hindalco Industries, Ltd. 49,419
7,379 Hindustan Petroleum Corporation,
Ltd.
a
35,373
1,790 ICICI Bank, Ltd. ADR 42,674
1,005 ICICI Securities, Ltd.
c
8,672
195,449 Indian Oil Corporation, Ltd. 304,831
1,367 Indraprastha Gas, Ltd. 6,866
28,473 Infosys, Ltd. ADR 523,334
23,313 Jindal Saw, Ltd. 115,362
16,206 JK Tyre & Industries, Ltd. 77,483
22,950 Kotak Mahindra Bank, Ltd. 525,843
7,044 KPIT Technologies, Ltd. 128,004
14,423 Larsen & Toubro, Ltd. 610,783
2,378 LTIMindtree , Ltd.
c
179,692

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
India (18.5%) - continued
30,626 Manappuram Finance, Ltd. $ 63,241
997 Mphasis , Ltd. 32,782
100 MRF, Ltd. 155,667
554 Mrs Bectors Food Specialities , Ltd. 7,439
223 Nestle India, Ltd. 71,197
2,414 Nippon Life India Asset
Management, Ltd.
c
12,986
215,261 Oil & Natural Gas Corporation, Ltd. 529,976
1,761 Persistent Systems, Ltd. 156,201
8,982 PI Industries, Ltd. 379,365
5,278 Pidilite Industries, Ltd. 172,116
3,398 Polycab India, Ltd. 223,847
103,473 Power Finance Corporation, Ltd. 475,430
9,014 RBL Bank, Ltd.
c
30,228
68,179 REC, Ltd. 337,997
8,397 Reliance Industries, Ltd. 260,626
67,427 Samvardhana Motherson
International, Ltd. 82,555
100,316 State Bank of India 773,302
1,094 Supreme Industries, Ltd. 59,699
20,654 Tata Consultancy Services, Ltd. 940,664
21,531 Tata Motors, Ltd. 201,716
2,817 Torrent Power, Ltd. 31,590
3,082 UltraTech Cement, Ltd. 388,798
21,833 Welspun Living, Ltd. 37,889
Total 12,325,013
Indonesia (2.8%)
1,463,400 Bank Central Asia Tbk PT 893,698
642,700 Bank Mandiri Persero Tbk PT
a
252,477
1,922,796 Bank Rakyat Indonesia Persero
Tbk PT 714,641
Total 1,860,816
Kuwait (0.7%)
11,919 HumanSoft Holding Company
KSCC 131,856
6,590 Kuwait Finance House KSCP 15,563
19,357 Mobile Telecommunications
Company KSCP 31,941
94,534 National Bank of Kuwait KSC 275,021
18,095 National Industries Group Holding 12,006
Total 466,387
Luxembourg (0.2%)
6,182 Reinet Investments SCA 157,557
Total 157,557
Malaysia (0.6%)
71,100 Hong Leong Bank Bhd 292,391
16,000 IOI Corporation Bhd 13,684
4,300 Petronas Dagangan Bhd 20,438
18,200 QL Resources Bhd 22,616
55,896 Sports Toto Bhd
a,b
18,003
13,500 Ta Ann Holdings Bhd 10,753
Total 377,885
Mexico (1.9%)
2,259 America Movil SAB de CV ADR 41,837
18,300 Arca Continental SAB de CV 200,103
18,445 Cemex SAB de CV ADR
a
142,949
4,115 Coca-Cola FEMSA SAB de CV ADR 389,443
Shares Common Stock (98.4%) Value
Mexico (1.9%) - continued
375 Fomento Economico Mexicano SAB
de CV ADR $ 48,881
14,210 Grupo Financiero Banorte SAB de
CV ADR 143,179
31,100 Grupo Mexico SAB de CV 172,853
56,900 Megacable Holdings SAB de CV 126,828
7,500 Wal-Mart de Mexico SAB de CV 31,531
Total 1,297,604
Netherlands (<0.1%)
3,777 NEPI Rockcastle NV 26,095
Total 26,095
Philippines (0.2%)
10,190 SM Investments Corporation 160,394
Total 160,394
Poland (1.3%)
6,474 Asseco Poland SA 120,253
2,558 Bank Polska Kasa Opieki SA 98,901
257 Budimex SA 40,893
22 LPP SA 90,522
565 Orlen SA 9,407
20,742 Powszechna Kasa Oszczednosci
Bank Polski SA
a
265,370
16,159 Powszechny Zaklad Ubezpieczen
SA 194,097
539 Santander Bank Polska SA 67,121
Total 886,564
Qatar (0.4%)
63,626 Commercial Bank PSQC 103,975
21,831 Doha Bank QPSC 10,941
9,364 Gulf Warehousing Company 7,991
92,345 Masraf Al Rayan QSC 65,740
5,163 Ooredoo QPSC 15,456
20,230 Qatar Gas Transport Company, Ltd. 19,217
3,886 Qatar International Islamic Bank
QSC 11,249
11,100 Qatar National Bank QPSC 48,908
Total 283,477
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
a,d,e
0
78,093 NovaTek PJSC
a,d,e
0
136,926 Sberbank of Russia PJSC
a,d,e
0
Total 0
Saudi Arabia (4.0%)
723 Al Masane Al Kobra Mining
Company 10,373
26,386 Al Rajhi Bank 611,786
31,804 Alinma Bank 328,416
1,075 Almarai Company JSC 16,111
1,548 Almunajem Foods Company 29,830
2,634 Arab National Bank 17,806
2,630 Dr. Sulaiman Al Habib Medical
Services Group Company 199,052
1,908 Eastern Province Cement Company 19,309
20,071 Fawaz Abdulaziz Al Hokair &
Company
a
94,129
51,725 Jarir Marketing Company 215,690

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Saudi Arabia (4.0%) - continued
613 National Medical Care Company $ 28,485
318 Riyad Bank 2,419
4,436 SABIC Agri -Nutrients Company 163,390
27,883 Saudi Arabian Oil Company
c
245,486
501 Saudi Basic Industries Corporation 11,121
2,080 Saudi Electricity Company 10,514
30,076 Saudi National Bank 310,180
4,378 Saudi Public Transport Company
a
23,880
24,820 Saudi Telecom Company 267,912
3,651 Savola Group 36,364
Total 2,642,253
South Africa (2.2%)
18,648 Absa Group, Ltd. 166,427
31,235 AECI, Ltd. 187,487
331 Anglo American Platinum, Ltd. 17,373
15,007 Aspen Pharmacare Holdings, Ltd. 167,405
3,039 Barloworld, Ltd. 13,124
4,412 Coronation Fund Managers, Ltd. 7,503
32,472 DataTec , Ltd. 71,894
26,482 FirstRand, Ltd. 106,245
4,103 Kumba Iron Ore, Ltd. 137,528
9,227 Momentum Metropolitan Holdings 11,042
353 MTN Group, Ltd. 2,229
1,344 Naspers, Ltd. 230,053
9,435 Sasol, Ltd. 95,083
18,726 Standard Bank Group 213,032
5,090 Super Group, Ltd. 8,278
Total 1,434,703
South Korea (10.0%)
830 AfreecaTV Company, Ltd.
a
54,907
1,069 Caregen Company, Ltd.
a
22,766
871 CJ Corporation
a
63,602
3,295 Green Cross Holdings Corporation
a
41,720
9,238 GS Holdings Corporation
a
292,471
706 Hanmi Pharm Company, Ltd.
b
192,607
8,168 Hanon Systems 46,010
2,216 Hanwha Corporation
a
44,183
717 Hanwha Solutions Corporation
a
21,793
1,232 Hyundai Motor Company 193,800
6,129 Kakao Corporation
a
257,110
244 Kia Corporation
a
18,869
173 Korea Zinc Company, Ltd. 66,593
145 Krafton , Inc.
a
21,720
172 LG Chem , Ltd.
a
66,155
232 LG H&H Company, Ltd.
a
63,727
3,399 Lotte Shopping Company, Ltd.
a
197,359
1,483 NAVER Corporation 256,589
255 NCSoft Corporation
a
47,428
24,011 NH Investment & Securities
Company, Ltd.
a
192,040
2,207 PharmaResearch Company, Ltd.
a
186,670
961 POSCO Holdings, Inc. 369,496
331 Samsung Biologics Company,
Ltd.
a,c
194,721
3,114 Samsung C&T Corporation
a
312,360
42,004 Samsung Electronics Company,
Ltd. 2,549,510
109 Samsung SDI Company, Ltd.
a
39,686
7,768 Samsung Securities Corporation,
Ltd.
a
231,411
7,366 SD Biosensor, Inc. 65,271
Shares Common Stock (98.4%) Value
South Korea (10.0%) - continued
613 SK Biopharmaceuticals Company,
Ltd.
a
$ 47,601
4,016 SK Hynix, Inc. 438,298
206 SK IE Technology Company, Ltd.
a,c
12,534
1,435 Yuhan Corporation
a,b
76,510
Total 6,685,517
Taiwan (17.7%)
11,316 ASE Technology Holding Company,
Ltd. ADR 106,484
64,000 Asia Cement Corporation 86,429
7,000 Asustek Computer, Inc. 111,406
206,000 Capital Securities Corporation 109,617
160,000 Cathay Financial Holding
Company, Ltd. 238,369
59,000 Chang Hwa Commercial Bank, Ltd. 34,392
201,000 Cheng Shin Rubber Industry
Company, Ltd. 293,731
8,000 Chicony Electronics Company, Ltd. 45,586
3,000 Chicony Power Technology
Company, Ltd. 14,209
9,000 China Steel Chemical Corporation 34,730
91,000 Chipbond Technology Corporation 214,212
845 Chunghwa Telecom Company, Ltd.
ADR 33,014
22,000 Delta Electronics, Inc. 224,366
25,000 ELAN Microelectronics Corporation 132,185
66,000 Feng Hsin Steel Company, Ltd. 148,551
11,000 Getac Holdings Corporation 39,699
4,000 Global Mixed Mode Technology,
Inc. 34,367
2,000 Grape King Bio, Ltd. 10,158
203,000 Inventec Corporation 347,627
29,000 Lite-On Technology Corporation 110,118
16,000 MediaTek , Inc. 528,318
41,000 Micro-Star International Company,
Ltd. 272,050
176,000 Nan Ya Plastics Corporation 381,120
38,000 Novatek Microelectronics
Corporation 639,132
69,000 Pou Chen Corporation 69,433
6,000 Powertech Technology, Inc. 27,543
8,000 President Chain Store Corporation 70,225
82,000 Quanta Computer, Inc. 596,995
6,000 Radiant Opto -Electronics
Corporation 25,982
39,000 Realtek Semiconductor Corporation 598,062
5,000 Sigurd Microelectronics
Corporation 10,606
103,100 SinoPac Financial Holdings
Company, Ltd. 66,136
15,000 Systex Corporation 54,650
144,646 Taichung Commercial Bank
Company, Ltd.
a
74,908
289,900 Taiwan Cooperative Financial
Holding Company, Ltd. 252,133
6,000 Taiwan Fertilizer Company, Ltd. 13,203
237,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,553,224
37,704 Topco Scientific Company, Ltd. 224,016
3,000 TTY Biopharm Company, Ltd. 7,856
171,000 Uni -President Enterprises
Corporation 414,869
19,000 USI Corporation 12,217

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Taiwan (17.7%) - continued
617,840 Yuanta Financial Holding Company,
Ltd.
a
$ 555,073
Total 11,817,001
Thailand (0.4%)
33,700 Bangchak Corporation pcl NVDR 42,851
15,500 Kasikornbank pcl NVDR 61,232
343,000 Krung Thai Bank pcl NVDR 184,694
Total 288,777
Turkey (0.6%)
8,017 BIM Birlesik Magazalar AS 81,766
27,207 KOC Holding AS 130,636
25,374 Turk Hava Yollari Anonim Ortakligi
a
196,589
Total 408,991
United Arab Emirates (2.0%)
9,085 Abu Dhabi Commercial Bank PJSC 22,708
11,421 Abu Dhabi Islamic Bank PJSC 31,470
173,143 Deyaar Development PJSC
a
32,449
223,396 Dubai Islamic Bank PJSC 347,920
208,913 Emaar Properties PJSC 450,525
20,191 Emirates Central Cooling Systems
Corporation 9,126
89,640 Emirates NBD Bank PJSC 422,237
Total 1,316,435
United States (0.7%)
10,950 Yum China Holding, Inc. 464,609
Total 464,609
Total Common Stock
(cost $61,696,839) 65,687,603
Shares Preferred Stock ( 1.0% )
Brazil (0.1%)
43,900 Companhia de Saneamento do
Parana 53,230
Total 53,230
South Korea (0.9%)
416 Hyundai Motor Company, 2nd
Preferred 36,834
310 Hyundai Motor Company, Preferred 27,265
11,050 Samsung Electronics Company,
Ltd. 532,461
Total 596,560
Total Preferred Stock
(cost $576,930) 649,790
Shares or
Principal
Amount Short-Term Investments ( 0.7% )
Federal Home Loan Bank Discount
Notes
100,000 5.305%,  1/16/2024
f,g
99,739
Shares or
Principal
Amount Short-Term Investments (0.7%) Value
Thrivent Core Short-Term Reserve
Fund
39,078 5.730% $ 390,779
Total Short-Term Investments
(cost $490,558) 490,518
Total Investments (cost
$62,764,327) 100.1% $66,827,911
Other Assets and Liabilities,
Net (0.1%) (84,423)
Total Net Assets 100.0% $66,743,488
a Non-income producing security.
b Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $2,212,138 or
3.3% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,545,494
Gross unrealized depreciation (8,174,904)
Net unrealized appreciation (depreciation) $ 3,370,590
Cost for federal income tax purposes $ 63,571,691

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,799,234 1,322,740 4,476,494 –
Consumer Discretionary 8,937,182 1,388,842 7,548,340 –
Consumer Staples 2,205,054 438,324 1,766,730 –
Energy^ 3,198,719 217,911 2,980,808 0
Financials^ 16,206,498 681,644 15,524,854 0
Health Care 2,304,916 – 2,304,916 –
Industrials 3,425,703 – 3,425,703 –
Information Technology 15,785,634 629,818 15,155,816 –
Materials 5,900,894 825,279 5,075,615 –
Real Estate 1,235,494 246,895 988,599 –
Utilities 688,275 97,297 590,978 –
Preferred Stock
Consumer Discretionary 64,099 – 64,099 –
Information Technology 532,461 – 532,461 –
Utilities 53,230 – 53,230 –
Short-Term Investments 99,739 – 99,739 –
Subtotal Investments in Securities $66,437,132 $5,848,750 $60,588,382 $0
Other Investments  * Total
Affiliated Short-Term Investments 390,779
Subtotal Other Investments $390,779
Total Investments at Value $66,827,911
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 114,370 114,370 – –
Total Asset Derivatives $114,370 $114,370 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $99,739 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 60 March 2024 $ 2,986,730 $ 114,370
Total Futures Long Contracts $ 2,986,730 $ 114,370
Total Futures Contracts $ 2,986,730 $114,370

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Emerging Markets
Equity Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 114,370
Total Equity Contracts 114,370
Total Asset Derivatives $114,370
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (52,975)
Total Equity Contracts
(52,975)
Total ($52,975)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 114,370
Total Equity Contracts 114,370
Total $114,370
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,150,832

Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $753 $17,010 $17,372 $391 39 0.6%
Total Affiliated Short-Term Investments 753 391 0.6
Total Value $753 $391
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $31
Total Income/Non Cash Income from Affiliated
Investments $31
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 93.2% ) Value
Communications Services (8.3%)
10,959 Alphabet, Inc., Class A
a
$ 1,530,863
9,643 Alphabet, Inc., Class C
a
1,358,988
8 Cable One, Inc. 4,453
477 Electronic Arts, Inc. 65,258
81 John Wiley and Sons, Inc. 2,571
421 Liberty Global, Ltd., Class C
a
7,847
1,699 Lumen Technologies, Inc.
a,b
3,109
287 New York Times Company 14,060
365 Omnicom Group, Inc. 31,576
54 Scholastic Corporation 2,036
7,756 Verizon Communications, Inc. 292,401
3,380 Walt Disney Company 305,180
4,255 Warner Brothers Discovery, Inc.
a
48,422
519 ZoomInfo Technologies, Inc.
a
9,597
Total 3,676,361
Consumer Discretionary (9.5%)
522 Aptiv plc
a
46,834
457 Aramark 12,842
148 Autoliv, Inc. 16,308
55 AutoNation, Inc.
a
8,260
362 Best Buy Company, Inc. 28,337
66 Booking Holdings, Inc.
a
234,116
432 BorgWarner, Inc. 15,487
57 Buckle, Inc. 2,709
217 Capri Holdings, Ltd.
a
10,902
296 CarMax, Inc.
a
22,715
60 Choice Hotels International, Inc. 6,798
66 Columbia Sportswear Company 5,250
222 Darden Restaurants, Inc. 36,475
48 Deckers Outdoor Corporation
a
32,085
64 Domino's Pizza, Inc. 26,383
40 Ethan Allen Interiors, Inc. 1,277
160 Foot Locker, Inc. 4,984
506 GameStop Corporation
a,b
8,870
410 Gap, Inc. 8,573
282 Garmin, Ltd. 36,248
647 Hanesbrands, Inc.
a
2,886
258 Harley-Davidson, Inc. 9,505
242 Hasbro, Inc. 12,357
483 Hilton Worldwide Holdings, Inc. 87,949
1,847 Home Depot, Inc. 640,078
40 Jack in the Box, Inc. 3,265
215 Kohl's Corporation 6,166
81 La-Z-Boy, Inc. 2,991
493 LKQ Corporation 23,560
1,066 Lowe's Companies, Inc. 237,238
1,679 Lucid Group, Inc.
a,b
7,069
468 Marriott International, Inc./MD 105,539
643 Mattel, Inc.
a
12,140
1,347 McDonald's Corporation 399,399
67 Meritage Homes Corporation 11,671
96 Mohawk Industries, Inc.
a
9,936
725 Newell Brands, Inc. 6,293
2,261 NIKE, Inc. 245,477
202 Nordstrom, Inc. 3,727
67 ODP Corporation
a
3,772
72 Pool Corporation 28,707
112 PVH Corporation 13,677
1,216 Rivian Automotive, Inc.
a
28,527
450 Royal Caribbean Cruises, Ltd.
a
58,270
79 Signet Jewelers, Ltd. 8,474
2,120 Starbucks Corporation 203,541
5,276 Tesla, Inc.
a
1,310,980
Shares Common Stock (93.2%) Value
Consumer Discretionary (9.5%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 3,685
202 Tractor Supply Company 43,436
92 Ulta Beauty, Inc.
a
45,079
344 Under Armour, Inc., Class A
a
3,024
377 Under Armour, Inc., Class C
a
3,148
70 Vail Resorts, Inc. 14,943
613 VF Corporation 11,524
100 Whirlpool Corporation 12,177
149 Wolverine World Wide, Inc. 1,325
Total 4,186,988
Consumer Staples (6.3%)
990 Archer-Daniels-Midland Company 71,498
280 Bunge Global SA 28,266
359 Campbell Soup Company 15,520
454 Church & Dwight Company, Inc. 42,930
229 Clorox Company 32,653
7,587 Coca-Cola Company 447,102
1,451 Colgate-Palmolive Company 115,659
886 Conagra Brands, Inc. 25,393
300 Darling Ingredients, Inc.
a
14,952
427 Estee Lauder Companies, Inc. 62,449
1,074 General Mills, Inc. 69,960
172 Hain Celestial Group, Inc.
a
1,883
550 Hormel Foods Corporation 17,660
120 Ingredion, Inc. 13,024
196 J.M. Smucker Company 24,770
506 Kellanova 28,290
1,936 Keurig Dr. Pepper, Inc. 64,508
623 Kimberly-Clark Corporation 75,701
1,586 Kraft Heinz Company 58,650
1,259 Kroger Company 57,549
269 Lamb Weston Holdings, Inc. 29,076
464 McCormick & Company, Inc. 31,747
2,518 Mondelez International, Inc. 182,379
2,541 PepsiCo, Inc. 431,563
4,352 Procter & Gamble Company 637,742
936 Sysco Corporation 68,450
850 Target Corporation 121,057
103 United Natural Foods, Inc.
a
1,672
Total 2,772,103
Energy (1.4%)
1,859 Baker Hughes Company 63,541
444 Cheniere Energy, Inc. 75,795
87 Core Laboratories, Inc. 1,536
1,665 Halliburton Company 60,190
278 HF Sinclair Corporation 15,448
739 Marathon Petroleum Corporation 109,638
715 NOV, Inc. 14,500
1,075 ONEOK, Inc. 75,487
822 Phillips 66 109,441
814 TechnipFMC plc 16,394
652 Valero Energy Corporation 84,760
Total 626,730
Financials (11.4%)
485 Allstate Corporation 67,890
499 Ally Financial, Inc. 17,425
1,156 American Express Company 216,565
190 Ameriprise Financial, Inc. 72,168
398 Arthur J. Gallagher & Company 89,502
73 Bank of Hawaii Corporation 5,290

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.2%) Value
Financials (11.4%) - continued
1,438 Bank of New York Mellon
Corporation $ 74,848
276 BlackRock, Inc. 224,057
130 Cathay General Bancorp 5,794
2,772 Charles Schwab Corporation 190,714
759 Chubb, Ltd. 171,534
872 Citizens Financial Group, Inc. 28,898
664 CME Group, Inc. 139,838
241 Comerica, Inc. 13,450
462 Discover Financial Services 51,929
642 Equitable Holdings, Inc. 21,379
70 FactSet Research Systems, Inc. 33,393
1,096 Fidelity National Information
Services, Inc. 65,837
558 Franklin Resources, Inc. 16,623
565 Hartford Financial Services Group,
Inc. 45,415
2,666 Huntington Bancshares, Inc. 33,911
1,057 Intercontinental Exchange, Inc. 135,750
100 International Bancshares
Corporation 5,432
637 Invesco, Ltd. 11,364
1,718 KeyCorp 24,739
302 Lincoln National Corporation 8,145
354 Loews Corporation 24,635
306 M&T Bank Corporation 41,946
70 MarketAxess Holdings, Inc. 20,499
913 Marsh & McLennan Companies,
Inc. 172,986
1,554 Mastercard, Inc. 662,797
305 Moody's Corporation 119,121
2,295 Morgan Stanley 214,009
638 Nasdaq, Inc. 37,093
384 Northern Trust Corporation 32,402
545 Old National Bancorp 9,205
1,927 PayPal Holdings, Inc.
a
118,337
736 PNC Financial Services Group,
Inc. 113,970
446 Principal Financial Group, Inc. 35,087
1,081 Progressive Corporation 172,182
670 Prudential Financial, Inc. 69,486
1,729 Regions Financial Corporation 33,508
601 S&P Global, Inc. 264,752
589 State Street Corporation 45,624
772 Synchrony Financial 29,483
415 T. Rowe Price Group, Inc. 44,691
423 Travelers Companies, Inc. 80,577
2,450 Truist Financial Corporation 90,454
2,968 Visa, Inc. 772,719
195 Voya Financial, Inc. 14,227
691 Western Union Company 8,237
194 Willis Towers Watson plc 46,793
280 Zions Bancorp NA 12,284
Total 5,058,994
Health Care (9.8%)
3,257 AbbVie, Inc. 504,737
540 Agilent Technologies, Inc. 75,076
134 Align Technology, Inc.
a
36,716
988 Amgen, Inc. 284,564
536 Becton, Dickinson and Company 130,693
267 Biogen, Inc.
a
69,092
346 BioMarin Pharmaceutical, Inc.
a
33,361
288 Bio-Techne Corporation 22,222
3,859 Bristol-Myers Squibb Company 198,005
Shares Common Stock (93.2%) Value
Health Care (9.8%) - continued
455 Cardinal Health, Inc. $ 45,864
317 Cencora, Inc. 65,105
1,000 Centene Corporation
a
74,210
546 Cigna Group 163,500
91 Cooper Companies, Inc. 34,438
1,296 Danaher Corporation 299,817
101 DaVita, Inc.
a
10,581
392 Dentsply Sirona, Inc. 13,951
713 Dexcom, Inc.
a
88,476
1,118 Edwards Lifesciences Corporation
a
85,247
435 Elevance Health, Inc. 205,129
2,304 Gilead Sciences, Inc. 186,647
377 HCA Healthcare, Inc. 102,046
242 Henry Schein, Inc.
a
18,322
454 Hologic, Inc.
a
32,438
229 Humana, Inc. 104,838
153 IDEXX Laboratories, Inc.
a
84,923
290 Illumina, Inc.
a
40,380
129 Insulet Corporation
a
27,990
338 IQVIA Holding, Inc.
a
78,206
111 Jazz Pharmaceuticals, Inc.
a
13,653
164 Laboratory Corporation of America
Holdings 37,276
4,687 Merck & Company, Inc. 510,977
40 Mettler-Toledo International, Inc.
a
48,518
160 Patterson Companies, Inc. 4,552
143 Pediatrix Medical Group, Inc.
a
1,330
206 Quest Diagnostics, Inc. 28,403
270 ResMed, Inc. 46,445
199 Select Medical Holdings
Corporation 4,677
183 STERIS plc 40,233
296 Teladoc Health, Inc.
a
6,379
477 Vertex Pharmaceuticals, Inc.
a
194,087
109 Waters Corporation
a
35,886
136 West Pharmaceutical Services,
Inc. 47,888
387 Zimmer Biomet Holdings, Inc. 47,098
850 Zoetis, Inc. 167,765
Total 4,351,741
Industrials (8.7%)
1,021 3M Company 111,616
234 A.O. Smith Corporation 19,291
158 ACCO Brands Corporation 961
60 Acuity Brands, Inc. 12,290
117 AGCO Corporation 14,205
198 Air Lease Corporation 8,304
161 Allegion plc 20,397
72 Applied Industrial Technologies,
Inc. 12,434
47 ArcBest Corporation 5,650
89 ASGN, Inc.
a
8,559
761 Automatic Data Processing, Inc. 177,290
40 Avis Budget Group, Inc. 7,090
217 Broadridge Financial Solutions,
Inc. 44,648
231 Builders FirstSource, Inc.
a
38,563
217 C.H. Robinson Worldwide, Inc. 18,747
1,546 Carrier Global Corporation 88,818
942 Caterpillar, Inc. 278,521
1,848 CNH Industrial NV 22,509
1,586 Copart, Inc.
a
77,714
3,706 CSX Corporation 128,487
262 Cummins, Inc. 62,767

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.2%) Value
Industrials (8.7%) - continued
505 Deere & Company $ 201,934
293 Delta Air Lines, Inc. 11,787
76 Deluxe Corporation 1,630
259 Dover Corporation 39,837
736 Eaton Corporation plc 177,243
88 EMCOR Group, Inc. 18,958
273 Expeditors International of
Washington, Inc. 34,726
97 Exponent, Inc. 8,540
1,060 Fastenal Company 68,656
379 Ferguson plc 73,174
240 Flowserve Corporation 9,893
652 Fortive Corporation 48,007
234 Fortune Brands Innovations, Inc. 17,817
312 Graco, Inc. 27,069
85 Granite Construction, Inc. 4,323
34 Heidrick & Struggles International,
Inc. 1,004
78 HNI Corporation 3,263
36 ICF International, Inc. 4,827
140 IDEX Corporation 30,395
559 Illinois Tool Works, Inc. 146,424
748 Ingersoll Rand, Inc. 57,850
107 Interface, Inc. 1,350
153 JB Hunt Transport Services, Inc. 30,560
1,257 Johnson Controls International plc 72,453
59 Kelly Services, Inc. 1,276
297 Knight-Swift Transportation
Holdings, Inc. 17,122
60 Lennox International, Inc. 26,851
106 Lincoln Electric Holdings, Inc. 23,051
95 ManpowerGroup, Inc. 7,550
414 Masco Corporation 27,730
370 MDU Resources Group, Inc. 7,326
99 Middleby Corporation
a
14,570
420 Norfolk Southern Corporation 99,280
167 Owens Corning, Inc. 24,754
965 PACCAR, Inc. 94,232
237 Parker-Hannifin Corporation 109,186
101 Paycom Software, Inc. 20,879
307 Pentair plc 22,322
268 Quanta Services, Inc. 57,834
57 Resources Connection, Inc. 808
201 Robert Half, Inc. 17,672
212 Rockwell Automation, Inc. 65,822
86 Ryder System, Inc. 9,895
289 Sensata Technologies Holding plc 10,858
98 Snap-On, Inc. 28,306
274 Southwest Airlines Company 7,913
282 Stanley Black & Decker, Inc. 27,664
143 Steelcase, Inc. 1,933
33 Tennant Company 3,059
99 Tetra Tech, Inc. 16,526
121 Timken Company 9,698
421 Trane Technologies plc 102,682
353 TransUnion 24,255
62 TrueBlue, Inc.
a
951
179 U-Haul Holding Company 12,609
1,126 Union Pacific Corporation 276,568
1,338 United Parcel Service, Inc. 210,374
126 United Rentals, Inc. 72,251
83 W.W. Grainger, Inc. 68,781
332 Wabtec Corporation 42,131
Shares Common Stock (93.2%) Value
Industrials (8.7%) - continued
442 Xylem, Inc. $ 50,547
Total 3,865,847
Information Technology (31.4%)
1,159 Accenture plc 406,705
841 Adobe, Inc.
a
501,741
2,984 Advanced Micro Devices, Inc.
a
439,871
281 Akamai Technologies, Inc.
a
33,256
920 Analog Devices, Inc. 182,675
160 ANSYS, Inc.
a
58,061
1,545 Applied Materials, Inc. 250,398
287 Atlassian Corporation
a
68,266
396 Autodesk, Inc.
a
96,418
502 Cadence Design Systems, Inc.
a
136,730
7,482 Cisco Systems, Inc. 377,991
323 Cognex Corporation 13,482
933 Cognizant Technology Solutions
Corporation 70,469
377 CommScope Holding Company,
Inc.
a
1,063
1,497 Corning, Inc. 45,584
473 Dell Technologies, Inc. 36,184
112 F5, Inc.
a
20,046
46 Fair Isaac Corporation
a
53,544
187 First Solar, Inc.
a
32,216
819 Flex, Ltd.
a
24,947
1,231 Fortinet, Inc.
a
72,050
1,061 Gen Digital, Inc. 24,212
145 Guidewire Software, Inc.
a
15,811
2,394 Hewlett Packard Enterprise
Company 40,650
1,636 HP, Inc. 49,227
88 HubSpot, Inc.
a
51,087
7,736 Intel Corporation 388,734
1,683 International Business Machines
Corporation 275,255
518 Intuit, Inc. 323,766
82 Itron, Inc.
a
6,192
329 Keysight Technologies, Inc.
a
52,341
244 Lam Research Corporation 191,115
1,005 Microchip Technology, Inc. 90,631
13,037 Microsoft Corporation 4,902,433
309 Motorola Solutions, Inc. 96,745
4,562 NVIDIA Corporation 2,259,194
476 NXP Semiconductors NV 109,328
290 Okta, Inc.
a
26,254
798 ON Semiconductor Corporation
a
66,657
3,036 Oracle Corporation 320,085
219 PTC, Inc.
a
38,316
143 RingCentral, Inc.
a
4,855
197 Roper Industries, Inc. 107,398
1,798 Salesforce, Inc.
a
473,126
365 Seagate Technology Holdings plc 31,160
377 ServiceNow, Inc.
a
266,347
297 Skyworks Solutions, Inc. 33,389
296 Splunk, Inc.
a
45,096
281 Synopsys, Inc.
a
144,690
580 TE Connectivity, Ltd. 81,490
189 Teradata Corporation
a
8,223
1,676 Texas Instruments, Inc. 285,691
455 Trimble, Inc.
a
24,206
317 Twilio, Inc.
a
24,051
382 Workday, Inc.
a
105,455
216 Xerox Holdings Corporation 3,959

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.2%) Value
Information Technology (31.4%) - continued
95 Zebra Technologies Corporation
a
$ 25,966
Total 13,914,832
Materials (2.6%)
410 Air Products and Chemicals, Inc. 112,258
216 Albemarle Corporation 31,208
149 Avery Dennison Corporation 30,122
415 Axalta Coating Systems, Ltd.
a
14,098
577 Ball Corporation 33,189
63 Compass Minerals International,
Inc. 1,595
474 Ecolab, Inc. 94,018
98 H.B. Fuller Company 7,978
470 International Flavors & Fragrances,
Inc. 38,056
612 International Paper Company 22,124
901 Linde plc 370,050
480 LyondellBasell Industries NV 45,638
63 Minerals Technologies, Inc. 4,492
613 Mosaic Company 21,902
2,127 Newmont Corporation 88,037
435 PPG Industries, Inc. 65,054
43 Schnitzer Steel Industries, Inc. 1,297
267 Sealed Air Corporation 9,751
451 Sherwin-Williams Company 140,667
184 Sonoco Products Company 10,280
Total 1,141,814
Real Estate (2.9%)
860 American Tower Corporation 185,657
211 Anywhere Real Estate, Inc.
a
1,711
262 AvalonBay Communities, Inc. 49,052
273 Boston Properties, Inc. 19,156
573 CBRE Group, Inc.
a
53,341
206 COPT Defense Properties 5,280
800 Crown Castle, Inc. 92,152
559 Digital Realty Trust, Inc. 75,230
173 Equinix, Inc. 139,332
663 Equity Residential 40,549
134 Federal Realty Investment Trust 13,809
996 Healthpeak Properties, Inc. 19,721
1,306 Host Hotels & Resorts, Inc. 25,428
534 Iron Mountain, Inc. 37,369
88 Jones Lang LaSalle, Inc.
a
16,621
383 Macerich Company 5,910
148 PotlatchDeltic Corporation 7,267
1,705 Prologis, Inc. 227,276
199 SBA Communications Corporation 50,484
604 Simon Property Group, Inc. 86,155
577 UDR, Inc. 22,093
736 Ventas, Inc. 36,682
958 Welltower, Inc. 86,383
Total 1,296,658
Utilities (0.9%)
359 American Water Works Company,
Inc. 47,384
274 Atmos Energy Corporation 31,757
134 Avista Corporation 4,789
538 CMS Energy Corporation 31,242
639 Consolidated Edison, Inc. 58,130
460 Essential Utilities, Inc. 17,181
643 Eversource Energy 39,686
1,835 Exelon Corporation 65,876
Shares Common Stock (93.2%) Value
Utilities (0.9%) - continued
176 New Jersey Resources
Corporation $ 7,846
99 Ormat Technologies, Inc. 7,503
1,162 Sempra 86,836
388 UGI Corporation 9,545
Total 407,775
Total Common Stock
(cost $34,645,562) 41,299,843
Shares
Registered Investment
Companies ( 5.9% ) Value
U.S. Unaffiliated  (5.9%)
28,636 iShares MSCI KLD 400 Social ETF 2,607,308
Total 2,607,308
Total Registered Investment
Companies (cost $2,217,390) 2,607,308
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
17,190 Thrivent Cash Management Trust 17,190
Total Collateral Held for
Securities Loaned
(cost $17,190) 17,190
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.256%, 3/6/2024
c,d
99,025
Thrivent Core Short-Term Reserve
Fund
27,243 5.730% 272,425
Total Short-Term Investments
(cost $371,476) 371,450
Total Investments (cost
$37,251,618) 100.0% $44,295,791
Other Assets and Liabilities, Net
<0.1% 7,242
Total Net Assets 100.0% $44,303,033
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
December 31, 2023:
Securities Lending Transactions
Common Stock $ 16,255
Total lending $16,255
Gross amount payable upon return of
collateral for securities loaned $17,190
Net amounts due to counterparty $935
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 8,820,790
Gross unrealized depreciation (2,028,022)
Net unrealized appreciation (depreciation) $ 6,792,768
Cost for federal income tax purposes $ 37,518,997
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,676,361 3,676,361 – –
Consumer Discretionary 4,186,988 4,186,988 – –
Consumer Staples 2,772,103 2,772,103 – –
Energy 626,730 626,730 – –
Financials 5,058,994 5,058,994 – –
Health Care 4,351,741 4,351,741 – –
Industrials 3,865,847 3,865,847 – –
Information Technology 13,914,832 13,914,832 – –
Materials 1,141,814 1,141,814 – –
Real Estate 1,296,658 1,296,658 – –
Utilities 407,775 407,775 – –
Registered Investment Companies
U.S. Unaffiliated 2,607,308 2,607,308 – –
Short-Term Investments 99,025 – 99,025 –
Subtotal Investments in Securities $44,006,176 $43,907,151 $99,025 $–
Other Investments  * Total
Affiliated Short-Term Investments 272,425
Collateral Held for Securities Loaned 17,190
Subtotal Other Investments $289,615
Total Investments at Value $44,295,791
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,974 15,974 – –
Total Asset Derivatives $15,974 $15,974 $– $–

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $99,024 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 March 2024 $ 417,826 $ 15,974
Total Futures Long Contracts $ 417,826 $ 15,974
Total Futures Contracts $ 417,826 $15,974
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,974
Total Equity Contracts 15,974
Total Asset Derivatives $15,974
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 33,546
Total Equity Contracts
33,546
Total $33,546
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 15,974
Total Equity Contracts 15,974
Total $15,974
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $362,425

ESG Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $7,759 $7,487 $272 27 0.6%
Total Affiliated Short-Term Investments – 272 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8 173 164 17 17 0.1
Total Collateral Held for Securities Loaned 8 17 0.1
Total Value $8 $289
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $13
Total Income/Non Cash Income from Affiliated
Investments $13
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 75.8% ) Value
Communications Services (4.7%)
154,643 Alphabet, Inc., Class C
a
$ 21,793,838
16,758 Altice USA, Inc.
a
54,464
5,758 AMC Networks, Inc.
a
108,193
316,461 Auto Trader Group plc
b
2,907,213
2,302 Bumble, Inc.
a
33,932
40 Cable One, Inc. 22,264
10,593 CAR Group, Ltd. 224,479
47,853 Cargurus, Inc.
a
1,156,128
5,000 Cogeco Communications, Inc. 223,954
94,871 Comcast Corporation 4,160,093
38,147 Deutsche Telekom AG 917,178
5,485 Electronic Arts, Inc. 750,403
3,457 Emerald Holding, Inc.
a,c
20,673
2,229 Entravision Communications
Corporation 9,295
3,362 Frontier Communications Parent,
Inc.
a
85,193
12,183 iHeartMedia, Inc.
a
32,529
44,652 Imax Corporation
a
670,673
33,037 Integral Ad Science Holding
Corporation
a
475,402
3,718 Interpublic Group of Companies,
Inc. 121,356
7,698 Ipsos SA 483,342
11,700 Kakaku.com, Inc. 144,559
87,700 KDDI Corporation 2,781,713
91,766 Koninklijke (Royal) KPN NV 316,145
9,248 Liberty Global, Ltd., Class A
a
164,337
5,183 Liberty Global, Ltd., Class C
a
96,611
5,100 Liberty Latin America, Ltd., Class
A
a
37,281
2,827 Live Nation Entertainment, Inc.
a
264,607
64,163 Lumen Technologies, Inc.
a
117,418
2,112 Match Group, Inc.
a
77,088
40,961 Meta Platforms, Inc.
a
14,498,556
147,340 MFE-MediaForEurope NV 383,542
70,743 Moneysupermarket.com Group plc 252,081
2,903 Netflix, Inc.
a
1,413,413
35,036 Nine Entertainment Company
Holdings, Ltd. 48,207
28,100 Nintendo Company, Ltd. 1,462,152
35,800 Nippon Television Holdings, Inc. 390,087
685 Omnicom Group, Inc. 59,259
12,046 Pinterest, Inc.
a
446,184
4,405 Playtika Holding Corporation
a
38,412
3,775 Publicis Groupe SA 350,742
34,343 QuinStreet, Inc.
a
440,277
70,066 Rightmove plc 515,054
805 Roku, Inc.
a
73,786
7,521 Scout24 SE
b
531,818
2,166 Sinclair, Inc. 28,223
46,100 SoftBank Group Corporation 2,034,783
1,923 TechTarget, Inc.
a
67,036
4,440 Telephone and Data Systems, Inc. 81,474
14,649 Trade Desk, Inc.
a
1,054,142
43,700 TV Asahi Holdings Corporation 496,992
137,933 Verizon Communications, Inc. 5,200,074
206,527 Warner Brothers Discovery, Inc.
a
2,350,277
154 Yelp, Inc.
a
7,290
7,052 Ziff Davis, Inc.
a
473,824
Total 70,948,046
Consumer Discretionary (8.4%)
4,474 2U, Inc.
a
5,503
117 Adient plc
a
4,254
Shares Common Stock (75.8%) Value
Consumer Discretionary (8.4%) - continued
25,394 Amadeus IT Holding SA $ 1,823,833
128,515 Amazon.com, Inc.
a
19,526,569
856 American Axle & Manufacturing
Holdings, Inc.
a
7,541
11,635 American Eagle Outfitters, Inc. 246,197
40,081 Aptiv plc
a
3,596,067
113,126 Aristocrat Leisure, Ltd. 3,143,038
4,925 Autoliv, Inc. 542,686
79 AutoNation, Inc.
a
11,864
63,200 B&M European Value Retail SA 450,644
12,764 Bayerische Motoren Werke AG 1,420,268
1,300 Beazer Homes USA, Inc.
a
43,927
2,160 Bellway plc 70,553
7,440 Berkeley Group Holdings plc 444,176
1,463 Best Buy Company, Inc. 114,524
989 Booking Holdings, Inc.
a
3,508,201
6,801 Boot Barn Holdings, Inc.
a
522,045
3,560 BRP, Inc. 254,752
2,791 Buckle, Inc. 132,628
14,385 Burberry Group plc 259,461
7,988 Cedar Fair, LP 317,922
14,008 Cheesecake Factory, Inc. 490,420
571 Chegg, Inc.
a
6,487
540 Chipotle Mexican Grill, Inc.
a
1,234,958
47,501 Clarus Corporation 327,519
5,225 Columbia Sportswear Company 415,596
6,112 Compagnie Financiere Richemont
SA 844,215
43,299 Compass Group plc 1,184,804
2,013 Container Store Group, Inc.
a
4,590
1,510 Culp, Inc.
a
8,743
26,557 D.R. Horton, Inc. 4,036,133
11,210 Dana, Inc. 163,778
1,920 Darden Restaurants, Inc. 315,456
1,332 Deckers Outdoor Corporation
a
890,349
3,600 Denso Corporation
a
54,044
7,245 Dollarama, Inc. 522,112
7,865 Domino's Pizza Group plc 37,718
5,192 Domino's Pizza, Inc. 2,140,298
1,135 DoorDash, Inc.
a
112,240
49 Dorman Products, Inc.
a
4,087
16,337 eBay, Inc. 712,620
500 El Pollo Loco Holdings, Inc.
a
4,410
1,540 Etsy, Inc.
a
124,817
10,026 Everi Holdings, Inc.
a
112,993
14,936 Expedia Group, Inc.
a
2,267,135
900 Fast Retailing Company, Ltd. 222,551
7,793 Five Below, Inc.
a
1,661,156
74 Fox Factory Holding Corporation
a
4,994
11,226 Gap, Inc. 234,736
18,990 Gentex Corporation 620,213
1,290 Genuine Parts Company 178,665
6,601 Goodyear Tire & Rubber
Company
a
94,526
2,378 Grand Canyon Education, Inc.
a
313,991
2,086 Green Brick Partners, Inc.
a
108,347
5,820 Harley-Davidson, Inc. 214,409
15,300 Heiwa Corporation 227,486
2,727 Hilton Worldwide Holdings, Inc. 496,559
17,988 Home Depot, Inc. 6,233,741
168,300 Honda Motor Company, Ltd.
a
1,736,051
43,944 Industria de Diseno Textil SA 1,917,451
29,511 InterContinental Hotels Group plc 2,661,178
15,619 JB Hi-Fi, Ltd. 564,454
758 KB Home 47,345

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Consumer Discretionary (8.4%) - continued
1,994 Kering SA $ 883,138
11,707 Laureate Education, Inc. 160,503
1,640 La-Z-Boy, Inc. 60,549
6,897 Lear Corporation 973,925
1,190 Lennar Corporation 177,358
1,662 LKQ Corporation 79,427
422,406 Lottery Corporation, Ltd. 1,393,768
23,788 Lowe's Companies, Inc. 5,294,019
1,794 Lululemon Athletica, Inc.
a
917,254
3,645 LVMH Moet Hennessy Louis
Vuitton SE 2,961,692
1,078 M/I Homes, Inc.
a
148,484
32 Marriott Vacations Worldwide
Corporation 2,716
8,765 McDonald's Corporation 2,598,910
6,673 Mercedes-Benz Group AG 460,422
3,168 Meritage Homes Corporation 551,866
914 MGM Resorts International
a
40,838
12,532 Mobileye Global, Inc.
a
542,886
9,834 Modine Manufacturing Company
a
587,090
4,328 Mohawk Industries, Inc.
a
447,948
7,043 Moncler SPA 433,632
17,329 Next plc 1,791,381
8,700 Nitori Holdings Company, Ltd. 1,168,206
3,957 Nordstrom, Inc. 73,007
138 NVR, Inc.
a
966,062
41,700 Oriental Land Company, Ltd. 1,549,918
66,300 Panasonic Holdings Corporation 652,894
10,330 Pandora AS 1,428,175
17,095 Pets at Home Group plc 69,336
2,842 Polaris, Inc. 269,336
2,371 Pool Corporation 945,341
4,902 Premier Investments, Ltd. 92,160
10,262 PUMA SE 570,869
31,694 Qurate Retail, Inc.
a
27,748
3,111 Ross Stores, Inc. 430,531
3,300 Sankyo Company, Ltd. 192,159
4,708 SeaWorld Entertainment, Inc.
a
248,724
22,600 Sekisui Chemical Company, Ltd. 325,055
25,700 Sekisui House, Ltd. 569,672
192 Shake Shack, Inc.
a
14,231
13,359 Six Flags Entertainment
Corporation 335,044
6,843 Skyline Champion Corporation
a
508,161
20,300 Sony Group Corporation 1,921,048
34,779 Sony Group Corporation ADR 3,293,224
166,657 Stellantis NV 3,904,874
24,424 Stoneridge, Inc.
a
477,978
9,323 Tapestry, Inc. 343,180
398 Taylor Morrison Home Corporation
a
21,233
28,937 Tesla, Inc.
a
7,190,266
31,350 ThredUp, Inc.
a
70,538
282 TopBuild Corporation
a
105,541
280,100 Toyota Motor Corporation 5,132,474
7,422 Travel + Leisure Company 290,126
10 Ulta Beauty, Inc.
a
4,900
3,050 Upbound Group, Inc. 103,609
3,649 Urban Outfitters, Inc.
a
130,233
119 Vail Resorts, Inc. 25,403
114 Visteon Corporation
a
14,239
10,395 Wendy's Company 202,495
11,605 Wesfarmers, Ltd. 451,306
4,701 Whitbread plc 218,866
1,811 Wingstop, Inc. 464,666
9,067 Wyndham Hotels & Resorts, Inc. 729,077
Shares Common Stock (75.8%) Value
Consumer Discretionary (8.4%) - continued
244 XPEL, Inc.
a
$ 13,139
81,400 Yamada Holdings Company, Ltd. 252,948
3,094 Zalando SE
a,b
73,249
44,600 ZOZO, Inc. 1,006,583
Total 127,385,658
Consumer Staples (4.5%)
6,100 Ain Holdings, Inc. 193,174
30,803 Alimentation Couche-Tard, Inc. 1,813,938
2,861 Archer-Daniels-Midland Company 206,621
10,300 Arcs Company, Ltd. 202,976
2,852 BellRing Brands, Inc.
a
158,086
38,478 BJ's Wholesale Club Holdings,
Inc.
a
2,564,943
15,896 Carlsberg AS 1,994,696
27,269 Carrefour SA 499,421
2,953 Casey's General Stores, Inc. 811,307
24,441 Celsius Holdings, Inc.
a
1,332,523
9,007 Coca-Cola European Partners plc 601,127
224,343 Coty, Inc.
a
2,786,340
1,033 Darling Ingredients, Inc.
a
51,485
63,665 Diageo plc 2,310,730
4,632 Dollar Tree, Inc.
a
657,976
7,140 e.l.f. Beauty, Inc.
a
1,030,588
9,601 Flowers Foods, Inc. 216,119
2,496 George Weston, Ltd. 309,869
9,789 GrainCorp, Ltd. 48,676
631 Hain Celestial Group, Inc.
a
6,909
189 Hershey Company 35,237
97,213 Imperial Brands plc 2,238,599
3,132 J & J Snack Foods Corporation 523,482
5,701 J.M. Smucker Company 720,492
47,000 Japan Tobacco, Inc.
c
1,213,785
130,329 Kenvue, Inc. 2,805,983
11,083 Kesko Oyj 219,706
121,556 Koninklijke Ahold Delhaize NV 3,497,336
3,156 Kroger Company 144,261
41,030 Lamb Weston Holdings, Inc. 4,434,933
6,220 Lancaster Colony Corporation 1,034,946
49 Lindt & Spruengli AG 588,178
13,337 Loblaw Companies, Ltd. 1,291,174
185 McCormick & Company, Inc. 12,658
27,010 Metro, Inc./CN 1,398,148
46,156 Nestle SA 5,350,398
4,073 Pernod-Ricard SA 719,786
56,649 Philip Morris International, Inc. 5,329,538
339 PriceSmart, Inc. 25,689
5,257 Reckitt Benckiser Group plc 362,751
43,100 Seven & I Holdings Company, Ltd. 1,704,586
870 SpartanNash Company 19,966
58,639 Sysco Corporation 4,288,270
145,821 Tesco plc 540,226
19,102 Turning Point Brands, Inc. 502,765
57,263 US Foods Holding Corporation
a
2,600,313
48,043 Walmart, Inc. 7,573,979
374,000 WH Group, Ltd.
b
241,529
27,600 Yakult Honsha Company, Ltd.
a
619,554
Total 67,835,772
Energy (4.1%)
7,140 APA Corporation 256,183
4,309 Baker Hughes Company 147,282
368,179 BP plc 2,182,589
1,031 Cactus, Inc. 46,807

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Energy (4.1%) - continued
1,339 California Resources Corporation $ 73,216
1,498 ChampionX Corporation 43,757
401 Cheniere Energy, Inc. 68,455
7,859 Chesapeake Energy Corporation 604,671
131 Civitas Resources, Inc. 8,958
45,724 ConocoPhillips 5,307,185
24,054 Coterra Energy, Inc. 613,858
2,322 CVR Energy, Inc. 70,357
74,614 Devon Energy Corporation 3,380,014
415,800 Eneos Holdings, Inc. 1,649,161
133,176 Eni SPA 2,258,846
153,577 Enterprise Products Partners, LP 4,046,754
54,637 Equinor ASA 1,731,554
2,684 Expro Group Holdings NV
a
42,729
45,166 Exxon Mobil Corporation 4,515,697
49,453 Galp Energia SGPS SA 727,634
1,523 Gulfport Energy Corporation
a
202,864
130,463 Halliburton Company 4,716,237
12,811 Helmerich & Payne, Inc. 464,014
3,409 HF Sinclair Corporation 189,438
11,140 Imperial Oil, Ltd. 634,578
564 International Seaways, Inc. 25,651
10,765 Koninklijke Vopak NV 362,279
11,121 Liberty Energy, Inc. 201,735
1,995 Magnolia Oil & Gas Corporation 42,474
11,021 Marathon Oil Corporation 266,267
21,478 Marathon Petroleum Corporation 3,186,476
16,834 Matador Resources Company 957,181
9,030 MEG Energy Corporation
a
161,307
3,861 Murphy Oil Corporation 164,710
10,160 Noble Corporation plc 489,306
8,034 NOV, Inc. 162,929
8,727 OMV AG 382,876
746 ONEOK, Inc. 52,384
4,980 Ovintiv, Inc. 218,722
6,543 Par Pacific Holdings, Inc.
a
237,969
1,766 Patterson-UTI Energy, Inc. 19,073
6,139 Phillips 66 817,346
24,751 Pioneer Natural Resources
Company 5,566,005
20,802 ProPetro Holding Corporation
a
174,321
189,456 Repsol SA 2,810,371
198,618 Shell plc 6,501,572
22,657 Shell plc NVDR 1,490,831
7,323 SM Energy Company 283,547
1,151 Solaris Oilfield Infrastructure, Inc. 9,162
69,663 TechnipFMC plc 1,403,013
52,447 Tenaris SA ADR 1,823,058
7,113 TETRA Technologies, Inc.
a
32,151
7,430 TotalEnergies SE 505,232
2,793 U.S. Silica Holdings, Inc.
a
31,589
5,858 Viper Energy, Inc. 183,824
4,592 Williams Companies, Inc. 159,939
Total 62,706,138
Financials (12.6%)
502 1st Source Corporation 27,585
27,799 AB Industrivarden, Class A 908,855
26,725 AB Industrivarden, Class C 872,035
5,829 Allianz SE 1,557,746
21,927 Allstate Corporation 3,069,341
2,068 Amalgamated Financial
Corporation 55,712
1,130 Amerant Bancorp, Inc. 27,764
16,297 American Express Company 3,053,080
Shares Common Stock (75.8%) Value
Financials (12.6%) - continued
1,008 American Financial Group, Inc. $ 119,841
55,874 American International Group, Inc. 3,785,464
7,303 Ameriprise Financial, Inc. 2,773,899
517 Ameris Bancorp 27,427
5,970 Annaly Capital Management, Inc. 115,639
61 Apollo Global Management, Inc. 5,685
3,055 Arthur J. Gallagher & Company 687,008
1,978 Artisan Partners Asset
Management, Inc. 87,388
391 AssetMark Financial Holdings,
Inc.
a
11,710
5,542 Associated Banc-Corp 118,543
550 Assurant, Inc. 92,670
1,371 Assured Guaranty, Ltd. 102,592
433 Atlantic Union Bankshares
Corporation 15,822
25,422 Australia and New Zealand
Banking Group, Ltd. 449,156
1,455 AXA SA 47,515
525 Axis Capital Holdings, Ltd. 29,069
1,464 Axos Financial, Inc.
a
79,934
19,160 Azimut Holding SPA 500,849
4,565 Banc of California, Inc. 61,308
1,981 Banca IFIS SPA 34,393
72,598 Banca Mediolanum SPA 685,682
2,376 Banca Popolare di Sondrio SPA 15,405
307,734 Banco Bilbao Vizcaya Argentaria
SA 2,804,762
777,749 Banco Santander SA 3,253,072
22,941 Bank Hapoalim BM 206,092
66,334 Bank Leumi Le-Israel BM 533,845
153,628 Bank of America Corporation 5,172,655
740 Bank of Hawaii Corporation
c
53,620
2,102 Bank of Marin Bancorp 46,286
16,882 Bank of Montreal 1,670,427
84,317 Bank of New York Mellon
Corporation 4,388,700
18,949 Bank of Nova Scotia 922,388
1,422 Bank OZK 70,858
1,466 BankFinancial Corporation 15,041
69 BankUnited, Inc. 2,238
1,605 Banner Corporation 85,964
182,443 Barclays plc 357,235
6,736 BAWAG Group AG
b
356,476
471 BayCom Corporation 11,111
2,759 BCB Bancorp, Inc. 35,453
2,923 Berkshire Hills Bancorp, Inc. 72,578
4,061 Block, Inc.
a
314,118
22,712 Blue Owl Capital, Inc. 338,409
131,000 BOC Hong Kong (Holdings), Ltd. 355,865
116 BOK Financial Corporation 9,935
2,763 Brighthouse Financial, Inc.
a
146,218
3,041 BrightSpire Capital, Inc. 22,625
4,590 Brookline Bancorp, Inc. 50,077
2,327 Brown & Brown, Inc. 165,473
2,476 Business First Bancshares, Inc. 61,033
974 Byline Bancorp, Inc. 22,947
2,432 Cadence Bank 71,963
245 Camden National Corporation 9,219
13,333 Canadian Imperial Bank of
Commerce 641,972
6,823 Canadian Western Bank 158,957
1,494 Cantaloupe, Inc.
a
11,071
171 Capital City Bank Group, Inc. 5,033
25,628 Capital One Financial Corporation 3,360,343

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Financials (12.6%) - continued
7,266 Capitol Federal Financial, Inc. $ 46,866
77,938 Carlyle Group, Inc. 3,171,297
391 Cathay General Bancorp 17,427
4,523 Cboe Global Markets, Inc. 807,627
4,176 Central Pacific Financial
Corporation 82,184
252 Central Valley Community Bancorp 5,632
69,689 Charles Schwab Corporation 4,794,603
14,221 Chubb, Ltd. 3,213,946
3,725 Cincinnati Financial Corporation 385,389
5,555 Citizens Financial Group, Inc. 184,093
226 CNA Financial Corporation 9,562
2,023 CNB Financial Corporation 45,700
6,436 Columbia Banking System, Inc. 171,712
57,849 Comerica, Inc. 3,228,553
1,935 Commerce Bancshares, Inc.
a
103,348
228 Community Bank System, Inc. 11,881
1,417 Community Trust Bancorp, Inc. 62,150
1,026 ConnectOne Bancorp, Inc. 23,506
76,784 Credit Agricole SA 1,091,609
1,971 CrossFirst Bankshares, Inc.
a
26,766
928 Cullen/Frost Bankers, Inc. 100,679
1,558 Customers Bancorp, Inc.
a
89,772
646 CVB Financial Corporation 13,043
131,900 DBS Group Holdings, Ltd. 3,335,597
98,537 Deutsche Bank AG 1,345,135
7,736 Deutsche Boerse AG 1,593,108
3,839 Dime Community Bancshares, Inc. 103,384
18,143 Discover Financial Services 2,039,273
93,205 DNB Bank ASA 1,981,655
3,727 Eagle Bancorp, Inc. 112,332
3,336 East West Bancorp, Inc. 240,025
862 Eastern Bankshares, Inc. 12,240
1,142 Employers Holdings, Inc. 44,995
2,131 Enova International, Inc.
a
117,972
1,825 Enterprise Financial Services
Corporation 81,486
12,855 Equitable Holdings, Inc. 428,072
1,478 Equity Bancshares, Inc. 50,104
9,161 Euronext NV
b
796,150
227 EVERTEC, Inc. 9,293
2,796 EXOR NV 279,873
11,391 F.N.B. Corporation 156,854
6,101 FactSet Research Systems, Inc. 2,910,482
12,998 Federated Hermes, Inc. 440,112
3,445 Fidelity National Information
Services, Inc. 206,941
5,225 Fifth Third Bancorp 180,210
2,154 Financial Institutions, Inc. 45,880
5,193 First Bancorp/Puerto Rico 85,425
901 First Bancshares, Inc. 26,426
85 First Citizens BancShares, Inc./NC 120,612
2,757 First Commonwealth Financial
Corporation 42,568
3,241 First Financial Bancorp 76,974
1,415 First Financial Bankshares, Inc. 42,875
1,331 First Financial Corporation 57,273
1,389 First Foundation, Inc. 13,446
850 First Hawaiian, Inc. 19,431
9,188 First Horizon Corporation 130,102
1,419 First Internet Bancorp 34,326
372 First Interstate BancSystem, Inc. 11,439
449 First Merchants Corporation 16,649
531 First Mid-Illinois Bancshares, Inc. 18,404
3,352 First of Long Island Corporation 44,380
Shares Common Stock (75.8%) Value
Financials (12.6%) - continued
209 Five Star Bancorp $ 5,472
1,011 FleetCor Technologies, Inc.
a
285,719
3,644 Flushing Financial Corporation 60,053
1,801 Flywire Corporation
a
41,693
6,449 Fulton Financial Corporation 106,151
7,642 Genworth Financial, Inc.
a
51,049
1,231 Glacier Bancorp, Inc. 50,865
1,146 Global Life, Inc. 139,491
3,291 Global Payments, Inc. 417,957
209 Great Southern Bancorp, Inc. 12,404
2,090 Green Dot Corporation
a
20,691
17,848 Groupe Bruxelles Lambert SA 1,405,579
7,413 Hamilton Lane, Inc. 840,931
1,829 Hancock Whitney Corporation 88,871
5,400 Hanmi Financial Corporation 104,760
1,611 Hanover Insurance Group, Inc. 195,608
3,664 Hartford Financial Services Group,
Inc. 294,512
3,269 Heartland Financial USA, Inc. 122,947
6,284 Heritage Commerce Corporation 62,337
5,177 Heritage Financial Corporation 110,736
2,395 Home BancShares, Inc. 60,665
5,783 HomeStreet, Inc. 59,565
2,016 Hometrust Bancshares, Inc. 54,271
119,500 Hong Kong Exchanges & Clearing,
Ltd. 4,098,881
9,929 Hope Bancorp, Inc. 119,942
331 Horace Mann Educators
Corporation 10,824
4,476 Horizon Bancorp, Inc. 64,052
12,970 Houlihan Lokey, Inc. 1,555,233
577,425 HSBC Holdings plc 4,671,343
11,504 Huntington Bancshares, Inc. 146,331
611 iA Financial Corporation, Inc. 41,653
68,755 IG Group Holdings plc 670,120
1,410 IGM Financial, Inc. 37,255
385 Independent Bank Corporation 25,337
2,547 Independent Bank Corporation/MI 66,273
6,286 Intact Financial Corporation 967,106
51,216 Intercontinental Exchange, Inc. 6,577,671
413 International Bancshares
Corporation 22,434
1,304,029 Intesa Sanpaolo SPA 3,816,096
4,228 Invesco Mortgage Capital, Inc. 37,460
12,886 Invesco, Ltd. 229,886
39,177 Investor AB, Class B 908,504
57,037 J.P. Morgan Chase & Company 9,701,994
573 Jack Henry & Associates, Inc. 93,634
13,761 Janus Henderson Group plc 414,894
79,016 KeyCorp 1,137,830
4,589 Kinsale Capital Group, Inc. 1,536,902
2,138 KKR & Company, Inc. 177,133
540 Lancashire Holdings, Ltd. 4,295
9,571 Laurentian Bank of Canada 201,308
4,139 Lazard, Ltd. 144,037
22,818 M&T Bank Corporation 3,127,891
360,436 Man Group plc 1,068,632
143,136 Manulife Financial Corporation 3,162,916
1,032 Mercantile Bank Corporation 41,672
41,598 MetLife, Inc. 2,750,876
148 Metropolitan Bank Holding
Corporation
a
8,196
10,193 MFA Financial, Inc. 114,875
48,329 MGIC Investment Corporation 932,266
551 Mid Penn Bancorp, Inc. 13,378

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Financials (12.6%) - continued
4,159 Midland States Bancorp, Inc. $ 114,622
2,096 MidWestOne Financial Group, Inc. 56,403
41,400 Mitsubishi HC Capital, Inc. 277,372
267,600 Mitsubishi UFJ Financial Group,
Inc. 2,296,580
5,067 Mizrahi Tefahot Bank, Ltd. 196,154
115,600 Mizuho Financial Group, Inc. 1,971,884
23,245 Morgan Stanley 2,167,596
7,006 Mr. Cooper Group, Inc.
a
456,231
2,801 MSCI, Inc. 1,584,386
1,291 Muenchener Rueckversicherungs-
Gesellschaft AG 535,523
444 MVB Financial Corporation 10,017
8,292 Nasdaq, Inc. 482,097
1,567 National Bank Holdings
Corporation 58,277
8,216 National Bank of Canada 626,253
4,522 Navient Corporation 84,200
1,216 NCR Atleos Corporation
a
29,537
13,376 New York Community Bancorp,
Inc. 136,836
15,849 NMI Holdings, Inc.
a
470,398
36,000 Nomura Holdings, Inc. 162,129
7,744 Northern Trust Corporation 653,439
1,985 Northfield Bancorp, Inc. 24,971
174 Northrim BanCorp, Inc. 9,955
3,792 Northwest Bancshares, Inc. 47,324
9,316 NU Holdings, Ltd./Cayman
Islands
a
77,602
6,585 OceanFirst Financial Corporation 114,316
1,139 OFG Bancorp 42,690
3,508 Old National Bancorp 59,250
3,073 Old Republic International
Corporation 90,346
2,532 Old Second Bancorp, Inc. 39,094
8,441 OneMain Holdings, Inc. 415,297
70,200 ORIX Corporation 1,318,439
376 Pacific Premier Bancorp, Inc. 10,945
7,213 Paragon Banking Group plc 64,128
380 Partners Group Holding AG 549,461
67,601 PayPal Holdings, Inc.
a
4,151,377
915 PCB Bancorp 16,863
732 PennyMac Financial Services, Inc. 64,687
884 Peoples Bancorp, Inc./OH 29,844
1,121 Pinnacle Financial Partners, Inc. 97,774
13,457 Plus500, Ltd. 285,778
1,626 Popular, Inc. 133,446
30,407 Power Corporation of Canada 869,493
2,724 Premier Financial Corporation 65,648
278 PROG Holdings, Inc.
a
8,593
1,386 Prosperity Bancshares, Inc. 93,874
4,513 Provident Financial Services, Inc. 81,369
2,067 Prudential Financial, Inc. 214,369
6,721 Radian Group, Inc. 191,885
52,118 Raymond James Financial, Inc. 5,811,157
3,336 Regions Financial Corporation 64,652
20,742 Rithm Capital Corporation 221,525
4,761 RLI Corporation 633,784
27,991 Royal Bank of Canada 2,830,681
1,853 S&T Bancorp, Inc. 61,927
2,936 Sandy Spring Bancorp, Inc. 79,977
185 Seacoast Banking Corporation of
Florida 5,265
14,176 SEI Investments Company 900,885
4,645 Selective Insurance Group, Inc. 462,085
Shares Common Stock (75.8%) Value
Financials (12.6%) - continued
351 ServisFirst Bancshares, Inc. $ 23,387
1,943 Shore Bancshares, Inc. 27,688
568 Simmons First National
Corporation 11,269
52,300 Singapore Exchange, Ltd. 389,080
425 SmartFinancial, Inc. 10,408
80,813 Societe Generale SA 2,150,052
16,400 Sompo Holdings, Inc. 802,425
241 Southern First Bancshares, Inc.
a
8,941
1,103 SouthState Corporation 93,148
1,418 Stellar Bancorp, Inc. 39,477
13,800 Sumitomo Mitsui Financial Group,
Inc. 671,506
33,200 Sumitomo Mitsui Trust Holdings,
Inc.
a,d
635,842
4,761 Sun Life Financial, Inc. 246,916
4,586 Svolder AB 27,594
3,525 Synchrony Financial 134,620
14,951 Synovus Financial Corporation 562,905
1,566 T. Rowe Price Group, Inc. 168,643
1,446 Territorial Bancorp, Inc. 16,123
10,892 Texas Capital Bancshares, Inc.
a
703,950
3,020 TMX Group, Ltd. 73,047
15,800 Tokio Marine Holdings, Inc. 393,436
33,973 Toronto-Dominion Bank 2,195,214
870 Towne Bank/Portsmouth, VA 25,891
2,173 TPG, Inc. 93,808
8,075 Tradeweb Markets, Inc. 733,856
10,028 Triumph Financial, Inc.
a
804,045
1,922 TrustCo Bank Corporation NY 59,678
2,991 Trustmark Corporation 83,389
6,603 Two Harbors Investment
Corporation 91,980
527 UMB Financial Corporation 44,031
49,155 Unipol Gruppo SPA 280,528
1,777 United Bankshares, Inc. 66,726
1,057 United Community Banks, Inc. 30,928
34,600 United Overseas Bank, Ltd. 746,779
2,780 Univest Financial Corporation 61,243
3,540 Unum Group 160,079
4,821 Valley National Bancorp 52,356
3,226 Veritex Holdings, Inc. 75,069
11,350 Virtu Financial, Inc. 229,951
474 Vontobel Holding AG 30,751
8,956 Voya Financial, Inc. 653,430
1,994 W.R. Berkley Corporation 141,016
2,872 WaFd, Inc. 94,661
561 Walker & Dunlop, Inc. 62,277
3,317 Webster Financial Corporation 168,371
146,042 Wells Fargo & Company 7,188,187
953 Wendel SA 85,035
649 Westamerica Bancorporation 36,610
19,363 Western Alliance Bancorp 1,273,892
35,813 Western Union Company 426,891
119 Willis Towers Watson plc 28,703
9,206 Wintrust Financial Corporation 853,857
1,210 WSFS Financial Corporation 55,575
1,909 XP, Inc. 49,768
6,298 Zions Bancorp NA 276,293
Total 190,515,496
Health Care (10.2%)
3,014 ACADIA Pharmaceuticals, Inc.
a
94,368
2,563 Agilent Technologies, Inc. 356,334
1,342 Agios Pharmaceuticals, Inc.
a
29,886

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Health Care (10.2%) - continued
2,232 Alcon, Inc. $ 174,623
2,448 Aldeyra Therapeutics, Inc.
a
8,592
2,229 Align Technology, Inc.
a
610,746
12,757 Alkermes plc
a
353,879
11,996 Amgen, Inc. 3,455,088
3,391 Amicus Therapeutics, Inc.
a
48,118
5,158 Amneal Pharmaceuticals, Inc.
a
31,309
1,480 Anika Therapeutics, Inc.
a
33,537
2,804 Ansell, Ltd. 48,106
5,216 Apellis Pharmaceuticals, Inc.
a
312,230
2,714 Argenx SE ADR
a
1,032,487
4,828 Ascendis Pharma AS ADR
a
608,087
102,300 Astellas Pharma, Inc. 1,216,682
37,655 AstraZeneca plc 5,079,274
38,407 AstraZeneca plc ADR 2,586,711
463 Avanos Medical, Inc.
a
10,385
159,074 Avantor, Inc.
a
3,631,659
5,387 Azenta, Inc.
a
350,909
17,400 Baxter International, Inc. 672,684
10,644 Bayer AG 394,933
9,920 Biogen, Inc.
a
2,566,998
184 BioMarin Pharmaceutical, Inc.
a
17,741
956 BioMerieux 106,364
238 Bio-Rad Laboratories, Inc.
a
76,848
15,284 Bio-Techne Corporation 1,179,313
3,424 Bruker Corporation 251,596
5,189 Cardinal Health, Inc. 523,051
4,430 CareDx, Inc.
a
53,160
94 Centene Corporation
a
6,976
3,527 Certara, Inc.
a
62,040
1,732 Charles River Laboratories
International, Inc.
a
409,445
8,963 Cigna Group 2,683,970
2,634 Codexis, Inc.
a
8,034
672 Cooper Companies, Inc. 254,312
28,900 CSL, Ltd. 5,634,026
24,122 CVS Health Corporation 1,904,673
12,100 Daiichi Sankyo Company, Ltd. 331,258
19,526 Danaher Corporation 4,517,145
3,934 Deciphera Pharmaceuticals, Inc.
a
63,455
6,546 Definitive Healthcare Corporation
a
65,067
962 Demant AS
a
42,193
1,552 Denali Therapeutics, Inc.
a
33,306
19,803 Dentsply Sirona, Inc. 704,789
9,598 Dexcom, Inc.
a
1,191,016
9,006 Dynavax Technologies
Corporation
a
125,904
9,713 Edwards Lifesciences Corporation
a
740,616
56,217 Elanco Animal Health, Inc.
a
837,633
8,975 Elevance Health, Inc. 4,232,251
850 Enanta Pharmaceuticals, Inc.
a
7,999
11,308 Enovis Corporation
a
633,474
6,848 Exelixis, Inc.
a
164,284
30,726 Fresenius SE & Company KGaA 952,367
638 Galenica AG
b
55,190
48,691 Gilead Sciences, Inc. 3,944,458
2,931 Globus Medical, Inc.
a
156,193
7,457 GoodRx Holdings, Inc.
a
49,962
68,402 GSK plc 1,263,329
13,656 Halozyme Therapeutics, Inc.
a
504,726
9,778 HCA Healthcare, Inc. 2,646,709
17,200 Hoya Corporation 2,142,075
3,044 ICON plc
a
861,665
116 IDEXX Laboratories, Inc.
a
64,386
920 Illumina, Inc.
a
128,101
Shares Common Stock (75.8%) Value
Health Care (10.2%) - continued
9,032 Immunocore Holdings plc ADR
a
$ 617,066
4,641 Inspire Medical Systems, Inc.
a
944,119
11,722 Intuitive Surgical, Inc.
a
3,954,534
291 Ipsen SA 34,713
815 IQVIA Holding, Inc.
a
188,575
1,663 Jazz Pharmaceuticals, Inc.
a
204,549
21,651 Johnson & Johnson 3,393,578
1,043 Kodiak Sciences, Inc.
a
3,171
2,015 Laboratorios Farmaceuticos ROVI
SA 134,130
28,072 Laboratory Corporation of America
Holdings 6,380,485
7,433 Lantheus Holdings, Inc.
a
460,846
63 Ligand Pharmaceuticals, Inc.
a
4,499
914 LivaNova plc
a
47,290
582 Lonza Group AG 245,363
29 Medpace Holdings, Inc.
a
8,889
37,960 Medtronic plc 3,127,145
45,378 Merck & Company, Inc. 4,947,110
4,928 Merck KGaA 784,608
7,458 Molina Healthcare, Inc.
a
2,694,650
2,062 Myriad Genetics, Inc.
a
39,467
5,800 Natera, Inc.
a
363,312
806 National HealthCare Corporation 74,491
8,623 Neogen Corporation
a
173,409
103,495 Novartis AG 10,454,080
49,783 Novo Nordisk AS 5,159,071
41,723 Novo Nordisk AS ADR
a
4,316,244
6,075 Nuvation Bio, Inc.
a
9,173
4,400 Olympus Corporation 63,511
3,300 Ono Pharmaceutical Company,
Ltd. 58,705
17,720 Option Care Health, Inc.
a
596,987
3,512 Organon & Company 50,643
1,150 Orion Oyj 49,831
8,600 Otsuka Holdings Company, Ltd. 321,614
1,908 Pacira Pharmaceuticals, Inc.
a
64,376
2,639 Pediatrix Medical Group, Inc.
a
24,543
58,745 Pfizer, Inc. 1,691,269
17,308 Phreesia, Inc.
a
400,680
39,012 Progyny, Inc.
a
1,450,466
1,761 PTC Therapeutics, Inc.
a
48,533
763 Qiagen NV
a
33,137
20,743 QIAGEN NV
a
901,827
2,083 R1 RCM, Inc.
a
22,017
61,711 Recordati SPA 3,327,622
6,874 Repligen Corporation
a
1,235,945
11,971 Roche Holding AG, Participation
Certificates 3,479,893
4,088 Rocket Pharmaceuticals, Inc.
a
122,517
1,747 Royalty Pharma plc 49,073
16,544 Sandoz Group AG
a
532,288
59,480 Sanofi SA 5,910,680
2,801 Sarepta Therapeutics, Inc.
a
270,100
34,848 scPharmaceuticals, Inc.
a
218,497
1,863 Sensus Healthcare, Inc.
a
4,397
4,679 ShockWave Medical, Inc.
a
891,630
76 Siegfried Holding AG 77,742
19,766 Sonic Healthcare, Ltd. 431,901
763 Sonova Holding AG 249,538
94,000 Takeda Pharmaceutical Company,
Ltd. 2,695,737
685 Tecan Group AG 280,239
740 Teleflex, Inc. 184,512
15,000 Terumo Corporation 490,515

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Health Care (10.2%) - continued
2,925 TG Therapeutics, Inc.
a,c
$ 49,959
1,891 UCB SA 164,841
11,261 UnitedHealth Group, Inc. 5,928,579
4,068 Universal Health Services, Inc. 620,126
1,561 Vanda Pharmaceuticals, Inc.
a
6,587
5,675 Veeva Systems, Inc.
a
1,092,551
5,780 Veracyte, Inc.
a
159,008
16,963 Vericel Corporation
a
604,052
1,040 West Pharmaceutical Services,
Inc. 366,205
1,501 Zentalis Pharmaceuticals, Inc.
a
22,740
26,576 Zimmer Biomet Holdings, Inc. 3,234,299
24,792 Zoetis, Inc. 4,893,197
Total 155,476,401
Industrials (10.4%)
3,073 A.O. Smith Corporation 253,338
84 Aalberts NV 3,651
37,373 ABB, Ltd. 1,659,293
301 Acuity Brands, Inc. 61,654
7,493 Advanced Drainage Systems, Inc. 1,053,815
4,246 AECOM 392,458
2,398 Aena SME SA
b
435,263
6,261 AGCO Corporation 760,148
50,389 Air Canada
a
710,743
1,528 Air Lease Corporation 64,084
4,830 Alight, Inc.
a
41,200
1,880 Allison Transmission Holdings, Inc. 109,322
3,715 AMETEK, Inc. 612,566
3,695 Armstrong World Industries, Inc. 363,292
14,904 ASGN, Inc.
a
1,433,318
95,473 Assa Abloy AB 2,751,454
113,725 Aurizon Holdings, Ltd. 294,427
1,678 AZZ, Inc. 97,475
19,266 Badger Infrastructure Solutions,
Ltd. 591,916
22,217 Barnes Group, Inc. 724,941
6,266 Beacon Roofing Supply, Inc.
a
545,267
42 Boise Cascade Company 5,433
2,910 Booz Allen Hamilton Holding
Corporation 372,218
245 Boyd Group Services, Inc. 51,492
76 Brady Corporation 4,460
79,546 Brambles, Ltd. 737,302
4,604 Brenntag AG 423,141
2,032 Builders FirstSource, Inc.
a
339,222
6,313 Bunzl plc 256,532
36,300 Canadian National Railway
Company 4,562,669
817 Cargotec Oyj 47,658
10,767 Carlisle Companies, Inc. 3,363,934
6,228 Casella Waste Systems, Inc.
a
532,245
10,689 Caterpillar, Inc. 3,160,417
153,500 CK Hutchison Holdings, Ltd. 824,695
248,200 CNH Industrial NV 3,023,076
144 Columbus McKinnon Corporation 5,619
194,100 ComfortDelGro Corporation, Ltd. 205,721
37,622 Compagnie de Saint-Gobain SA 2,774,516
35,508 Compania de Distribucion Integral
Logista Holdings SA 960,305
18,953 Computershare, Ltd. 315,669
9,938 Conduent Incorporated
a
36,274
1,102 CSW Industrials, Inc. 228,566
82,756 CSX Corporation 2,869,151
2,047 Cummins, Inc. 490,400
Shares Common Stock (75.8%) Value
Industrials (10.4%) - continued
2,275 Curtiss-Wright Corporation $ 506,847
4,400 Dai Nippon Printing Company, Ltd. 129,936
5,400 Daikin Industries, Ltd. 875,988
10,864 Daimler Truck Holding AG 408,095
828 Dampskibsselskabet Norden AS 39,379
1,085 Daseke, Inc.
a
8,788
72,138 Delta Air Lines, Inc. 2,902,112
36,118 Deutsche Post AG 1,787,695
2,114 Donaldson Company, Inc. 138,150
29 Dover Corporation 4,460
16,906 DSV AS 2,970,499
23,969 Eiffage SA 2,573,082
2,909 EMCOR Group, Inc. 626,686
214 Equifax, Inc. 52,920
52,383 ExlService Holdings, Inc.
a
1,616,016
1,723 Expeditors International of
Washington, Inc. 219,166
4,514 Experian plc 184,150
6,200 FANUC Corporation 181,965
64,184 Fastenal Company 4,157,198
2,177 Ferguson plc 420,313
7,561 Finning International, Inc. 218,662
13,240 First Advantage Corporation 219,387
82,774 Flowserve Corporation 3,411,944
3,787 Gates Industrial Corporation plc
a
50,822
18,996 General Dynamics Corporation 4,932,691
1,561 Gibraltar Industries, Inc.
a
123,288
63 GMS, Inc.
a
5,193
492 Graco, Inc. 42,686
689 Griffon Corporation 41,995
8,916 Helios Technologies, Inc. 404,341
1,262 Herc Holdings, Inc. 187,899
8,897 Hexcel Corporation 656,154
4,025 Hillman Solutions Corporation
a
37,070
10,100 Hitachi, Ltd. 726,490
18,298 Honeywell International, Inc. 3,837,274
39,651 Howden Joinery Group plc 410,497
45,078 Howmet Aerospace, Inc. 2,439,621
544 Hubbell, Inc. 178,938
4,981 IDEX Corporation 1,081,425
1,549 IMCD NV 269,779
31,300 Inaba Denki Sangyo Company,
Ltd. 753,290
3,923 Ingersoll Rand, Inc. 303,405
1,876 Interface, Inc. 23,675
6,500 ITOCHU Corporation 264,809
55,706 Janus International Group, Inc.
a
726,963
17,700 Jardine Matheson Holdings, Ltd. 729,417
17,515 JB Hunt Transport Services, Inc. 3,498,446
308 Johnson Controls International plc 17,753
21,000 Kajima Corporation 350,158
14,000 Kawasaki Kisen Kaisha, Ltd. 599,150
3,244 Kennametal, Inc. 83,663
15,300 Kinden Corporation 259,558
13,000 Kubota Corporation 195,104
14,972 L3Harris Technologies, Inc. 3,153,403
17,132 Legalzoom.com, Inc.
a
193,592
26,199 Legrand SA 2,721,591
4,572 Lincoln Electric Holdings, Inc. 994,227
9,348 Masco Corporation 626,129
3,605 Masterbrand, Inc.
a
53,534
1,264 Matson, Inc. 138,534
11,000 MEITEC Group Holdings, Inc. 220,092
8,021 Middleby Corporation
a
1,180,451
85,500 Mitsubishi Corporation
a,d
1,361,952

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Industrials (10.4%) - continued
9,900 Mitsui & Company, Ltd. $ 370,893
1,855 MSC Industrial Direct Company,
Inc. 187,837
451 MYR Group, Inc.
a
65,228
141 National Presto Industries, Inc. 11,319
2,100 Nidec Corporation 84,645
87,100 Nihon M&A Center Holdings, Inc. 479,311
15,100 Nitto Kogyo Corporation 384,696
6,668 Northrop Grumman Corporation 3,121,558
4,332 nVent Electric plc 255,978
2,144 Old Dominion Freight Line, Inc. 869,028
7,484 Oshkosh Corporation 811,340
1,645 Otis Worldwide Corporation 147,178
5,920 Owens Corning, Inc. 877,522
7,477 PACCAR, Inc. 730,129
14,187 PageGroup plc 88,094
9,722 Parker-Hannifin Corporation 4,478,925
1,260 Paycom Software, Inc. 260,467
865 Paylocity Holding Corporation
a
142,595
11,763 Pentair plc 855,288
43,500 Persol Holdings Company, Ltd.
a
74,425
236 PGT Innovations, Inc.
a
9,605
236,464 Qantas Airways, Ltd.
a
866,171
40,900 Recruit Holdings Company, Ltd. 1,710,075
20,931 Redde Northgate plc 96,981
6,821 Regal Rexnord Corporation 1,009,644
95,812 RELX plc 3,801,224
2,239 Republic Services, Inc. 369,233
1,930 Resideo Technologies, Inc.
a
36,323
335 Rockwool International AS 98,012
10,921 Russel Metals, Inc. 371,135
2,963 Saia, Inc.
a
1,298,446
2,000 Sankyu, Inc. 73,308
1,300 Schindler Holding AG,
Participation Certificates 325,461
3,106 Schneider Electric SE 625,256
23,300 Secom Company, Ltd. 1,676,208
12,600 Seino Holdings Company, Ltd. 190,833
17,753 Sensata Technologies Holding plc 666,980
7,200 SG Holdings Company, Ltd. 103,218
20,219 Siemens AG 3,793,265
4,346 Simpson Manufacturing Company,
Inc. 860,421
15,100 Singapore Technologies
Engineering, Ltd. 44,465
3,527 SiteOne Landscape Supply, Inc.
a
573,137
20,267 SKF AB 406,162
4,430 SkyWest, Inc.
a
231,246
1,700 SMC Corporation 909,391
189 Snap-On, Inc. 54,591
5,400 Sojitz Corporation 121,656
20,719 Southwest Airlines Company 598,365
2,015 Standex International Corporation 319,136
542 Sterling Construction Company,
Inc.
a
47,658
2,300 Taikisha, Ltd. 66,486
2,600 Takara Standard Company, Ltd. 30,045
2,872 Terex Corporation 165,025
3,150 Textron, Inc. 253,323
6,427 Thales SA 951,662
290 Thermon Group Holdings, Inc.
a
9,445
6,359 Thomson Reuters Corporation 929,723
11,351 Timken Company 909,783
524 Titan Machinery, Inc.
a
15,133
22,900 TOPPAN Holdings, Inc. 637,757
Shares Common Stock (75.8%) Value
Industrials (10.4%) - continued
13,612 Toromont Industries, Ltd. $ 1,192,674
2,422 Trane Technologies plc 590,726
12,347 TransUnion 848,362
4,518 Trelleborg AB 151,642
2,514 Trex Company, Inc.
a
208,134
13,100 Tsubakimoto Chain Company 375,000
75,132 Uber Technologies, Inc.
a
4,625,877
58 UniFirst Corporation/MA 10,609
44,120 United Parcel Service, Inc. 6,936,988
3,300 United Rentals, Inc. 1,892,286
2,715 Upwork, Inc.
a
40,372
70 Valmont Industries, Inc. 16,346
61,285 Ventia Services Group Pty, Ltd. 131,167
3,716 Verra Mobility Corporation
a
85,579
2,231 Vertiv Holdings Company 107,155
12,794 Vinci SA 1,610,061
1,571 Wabash National Corporation 40,249
1,229 Watsco, Inc. 526,590
19,551 Werner Enterprises, Inc. 828,376
18,758 WillScot Mobile Mini Holdings
Corporation
a
834,731
403 Wolters Kluwer NV 57,334
31,000 Xinyi Glass Holdings Company,
Ltd. 34,819
6,800 Yuasa Trading Company, Ltd. 228,111
Total 157,004,469
Information Technology (12.9%)
8,068 8x8, Inc.
a
30,497
9,364 Adobe, Inc.
a
5,586,562
36,835 Advanced Micro Devices, Inc.
a
5,429,847
34,000 Advantest Corporation
a
1,145,649
1,030 Alpha and Omega Semiconductor,
Ltd.
a
26,842
3,177 Amkor Technology, Inc. 105,699
15,905 Amphenol Corporation 1,576,663
49,279 Apple, Inc. 9,487,686
19,848 Applied Materials, Inc. 3,216,765
4,261 Arista Networks, Inc.
a
1,003,508
940 ASM International NV 489,245
11,067 ASML Holding NV 8,354,321
6,800 ASMPT, Ltd. 64,843
34,039 Calix, Inc.
a
1,487,164
79,600 Canon, Inc.
c
2,042,037
14,100 CDW Corporation 3,205,212
18,516 CGI, Inc.
a
1,983,583
6,943 Check Point Software
Technologies, Ltd.
a
1,060,821
88,884 Cisco Systems, Inc. 4,490,420
14,777 Cognex Corporation 616,792
156 Cognizant Technology Solutions
Corporation 11,783
6,833 CommScope Holding Company,
Inc.
a
19,269
6,261 CommVault Systems, Inc.
a
499,941
431 Constellation Software, Inc./
Canada 1,068,602
1,037 Corning, Inc. 31,577
15,586 Crane NXT Company 886,376
2,053 Credo Technology Group Holding,
Ltd.
a
39,972
1,447 CyberArk Software, Ltd.
a
316,965
31,178 Dassault Systemes SE 1,526,076
1,907 Datadog, Inc.
a
231,472
7,804 Descartes Systems Group, Inc.
a
656,004

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Information Technology (12.9%) - continued
3,051 Descartes Systems Group, Inc.
a
$ 256,343
2,200 DISCO Corporation 543,327
1,929 DocuSign, Inc.
a
114,679
4,146 Dolby Laboratories, Inc. 357,302
14,064 Dropbox, Inc.
a
414,607
20,152 Dynatrace Holdings, LLC
a
1,102,113
718 Elastic NV
a
80,919
2,374 Enphase Energy, Inc.
a
313,700
2,817 EPAM Systems, Inc.
a
837,607
321 F5, Inc.
a
57,452
3,700 Ferrotec Holdings Corporation 69,449
24,956 Flex, Ltd.
a
760,160
52,298 Fortinet, Inc.
a
3,061,002
5,400 Fuji Soft, Inc. 225,856
16,700 FUJIFILM Holdings NPV 1,000,827
10,500 Fujitsu, Ltd. 1,580,184
17 Gartner, Inc.
a
7,669
9,505 Gitlab, Inc.
a
598,435
67 GoDaddy, Inc.
a
7,113
33,591 Grid Dynamics Holdings, Inc.
a
447,768
16,511 Guidewire Software, Inc.
a
1,800,359
18,266 Hackett Group, Inc. 415,917
58,623 Halma plc 1,704,515
14,965 Hewlett Packard Enterprise
Company 254,106
139 HP, Inc. 4,182
1,960 HubSpot, Inc.
a
1,137,858
45,653 Infineon Technologies AG 1,906,585
1,796 IPG Photonics Corporation
a
194,938
11,371 IRESS, Ltd. 63,047
3,599 Jabil, Inc. 458,513
6,244 JFrog, Ltd.
a
216,105
13,078 Juniper Networks, Inc. 385,539
3,900 Keyence Corporation 1,713,490
2,774 Keysight Technologies, Inc.
a
441,316
25,142 Knowles Corporation
a
450,293
6,055 Kyndryl Holdings, Inc.
a
125,823
25,200 Kyocera Corporation
a,d
366,914
921 Lam Research Corporation 721,382
18,890 Lattice Semiconductor
Corporation
a
1,303,221
1,835 Littelfuse, Inc. 490,973
5,928 LiveRamp Holding, Inc.
a
224,553
5,306 Marvell Technology, Inc. 320,005
474 Microchip Technology, Inc. 42,745
84,367 Microsoft Corporation 31,725,367
9,612 MKS Instruments, Inc. 988,786
2,386 Monolithic Power Systems, Inc. 1,505,041
255 Motorola Solutions, Inc. 79,838
45,600 Murata Manufacturing Company,
Ltd.
a
963,618
1,080 Nemetschek SE 93,241
8,300 Net One Systems Company, Ltd. 141,324
2,037 NetApp, Inc. 179,582
2,763 NICE, Ltd.
a
549,502
4,509 Nova, Ltd.
a
619,491
5,900 NSD Company, Ltd. 113,234
89,400 NTT Data Group Corporation 1,263,727
29,649 NVIDIA Corporation 14,682,778
160 OSI Systems, Inc.
a
20,648
3,800 Otsuka Corporation 156,389
19,500 PagerDuty, Inc.
a
451,425
3,901 Palo Alto Networks, Inc.
a
1,150,327
8,963 PDF Solutions, Inc.
a
288,071
384 Procore Technologies, Inc.
a
26,580
Shares Common Stock (75.8%) Value
Information Technology (12.9%) - continued
8,555 PTC, Inc.
a
$ 1,496,783
4,832 Q2 Holdings, Inc.
a
209,757
1,392 Qorvo, Inc.
a
156,753
72,689 QUALCOMM, Inc. 10,513,010
1,566 Rapid7, Inc.
a
89,419
34,500 Renesas Electronics Corporation
a
616,893
737 Reply SPA 97,408
2,128 RingCentral, Inc.
a
72,246
61,100 Rohm Company, Ltd.
a
1,166,445
17,373 Salesforce, Inc.
a
4,571,531
94,291 Samsung Electronics Company,
Ltd. 5,723,166
20,125 SAP SE 3,097,666
8,926 ServiceNow, Inc.
a
6,306,130
18,951 Shopify, Inc.
a
1,476,283
3,755 Silicon Laboratories, Inc.
a
496,674
2,689 Skyworks Solutions, Inc. 302,297
5,646 SolarWinds Corporation
a
70,518
559 Sopra Group SA 122,431
1,622 Sprinklr, Inc.
a
19,529
22,897 Sprout Social, Inc.
a
1,406,792
3,162 SPS Commerce, Inc.
a
612,922
167 Squarespace, Inc.
a
5,513
49,197 STMicroelectronics NV 2,467,667
13,700 Sumco Corporation 204,941
2,782 Synopsys, Inc.
a
1,432,480
2,519 TE Connectivity, Ltd. 353,919
4,993 TeamViewer SE
a,b
77,554
351 Teledyne Technologies, Inc.
a
156,648
1,096 Temenos AG 102,134
1,572 Tenable Holdings, Inc.
a
72,406
3,147 Teradata Corporation
a
136,926
91 Teradyne, Inc. 9,875
15,727 Texas Instruments, Inc. 2,680,824
16,000 TIS, Inc. 351,669
7,000 Tokyo Electron, Ltd. 1,244,179
33,742 TTM Technologies, Inc.
a
533,461
9,391 Tyler Technologies, Inc.
a
3,926,565
3,100 ULVAC, Inc. 147,652
6,255 Unisys Corporation
a
35,153
2,294 Universal Display Corporation 438,750
3,188 Upland Software, Inc.
a
13,485
18,788 Varonis Systems, Inc.
a
850,721
2,034 VeriSign, Inc.
a
418,923
6,928 Viavi Solutions, Inc.
a
69,765
7,429 Vishay Intertechnology, Inc. 178,073
8,025 Vontier Corporation 277,264
8,872 Western Digital Corporation
a
464,627
7,755 Wolfspeed, Inc.
a
337,420
7,328 Workiva, Inc.
a
744,012
1,271 Xero, Ltd.
a
96,963
1,412 Xerox Holdings Corporation 25,882
5,967 Yext, Inc.
a
35,146
1,249 Zoom Video Communications,
Inc.
a
89,815
Total 194,875,118
Materials (3.8%)
72,423 Acerinox SA 853,504
5,326 Agnico Eagle Mines, Ltd. 292,015
748 Albemarle Corporation 108,071
14,199 Alcoa Corporation 482,766
429 AptarGroup, Inc. 53,033
528 Arkema SA 60,149
96,980 Axalta Coating Systems, Ltd.
a
3,294,411

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Materials (3.8%) - continued
19,627 Barrick Gold Corporation $ 354,606
5,035 BASF SE 271,119
12,062 Berry Plastics Group, Inc. 812,858
134,080 BHP Group, Ltd. 4,580,789
193,969 BlueScope Steel, Ltd. 3,092,343
1,459 CCL Industries, Inc. 65,614
9,842 Celanese Corporation 1,529,152
50,471 CF Industries Holdings, Inc. 4,012,444
11,911 Cleveland-Cliffs, Inc.
a
243,223
2,532 Eagle Materials, Inc. 513,591
26,701 Eastman Chemical Company 2,398,284
31,363 Evraz plc
a,e
4
59,558 Fortescue, Ltd. 1,174,325
1,362 Franco-Nevada Corporation 150,923
358,104 Glencore plc 2,152,577
80,050 Granges AB 921,814
10,555 Heidelberg Materials AG 943,490
41,987 Hexpol AB 508,701
42,982 Holcim AG 3,375,868
11,515 Huntsman Corporation 289,372
120,604 Independence Group NL 743,297
895 Ingevity Corporation
a
42,262
2,651 Innospec, Inc. 326,709
128 Israel Corporation, Ltd.
a
32,411
13,300 JFE Holdings, Inc. 205,767
687 Kaiser Aluminum Corporation 48,908
30,600 Kyoei Steel, Ltd. 432,552
3,321 Louisiana-Pacific Corporation 235,226
1,551 LSB Industries, Inc.
a
14,440
356 LyondellBasell Industries NV 33,848
2,515 Martin Marietta Materials, Inc. 1,254,759
8,616 Mondi plc 168,569
10,642 Mosaic Company 380,239
833 Myers Industries, Inc. 16,285
2,715 Newmont Corporation 112,374
5,000 Nippon Steel Corporation 114,219
11,212 Norsk Hydro ASA 75,363
34,413 Nucor Corporation 5,989,238
3,962 O-I Glass, Inc.
a
64,898
2,210 Orion SA 61,283
965 PPG Industries, Inc. 144,316
87,263 Ranpak Holdings Corporation
a
507,871
430 Reliance Steel & Aluminum
Company 120,262
30,566 Rio Tinto plc 2,273,531
17,473 Rio Tinto, Ltd. 1,617,961
7,479 RPM International, Inc. 834,881
573 Ryerson Holding Corporation 19,872
2,260 Schnitzer Steel Industries, Inc. 68,162
21,200 Shin-Etsu Chemical Company, Ltd. 886,651
12,106 Solvay SA 371,035
35,042 South32, Ltd. 79,252
138,792 SSAB AB, Class A 1,057,123
23,416 SSAB AB, Class B 179,285
13,237 Summit Materials, Inc.
a
509,095
5,198 SunCoke Energy, Inc. 55,827
12,106 Syensqo SA
a
1,259,727
12,200 Taiyo Holdings Company, Ltd. 268,766
2,525 Teck Resources, Ltd. 106,732
1,936 TimkenSteel Corporation
a
45,399
27,500 Toagosei Company, Ltd. 267,048
714 TriMas Corporation 18,086
4,752 Trinseo plc 39,774
30,878 Tronox Holdings plc 437,232
9,600 UBE Corporation 155,660
Shares Common Stock (75.8%) Value
Materials (3.8%) - continued
9,040 United States Steel Corporation $ 439,796
704 Vidrala SA 73,006
1,921 Vulcan Materials Company 436,086
2,031 West Fraser Timber Company, Ltd. 173,755
3,793 Wheaton Precious Metals
Corporation 187,147
44,430 Yara International ASA 1,578,448
Total 57,099,479
Real Estate (2.1%)
17,434 Agree Realty Corporation 1,097,470
8,374 Apartment Income REIT
Corporation 290,829
11,805 AvalonBay Communities, Inc. 2,210,132
2,445 Brixmor Property Group, Inc. 56,895
3,308 Canadian Apartment Properties
REIT 121,830
25,500 CapitaLand Integrated
Commercial Trust 39,749
1,821 CareTrust REIT, Inc. 40,754
27,248 CBRE Group, Inc.
a
2,536,516
877 Centerspace 51,041
2,275 Chatham Lodging Trust 24,388
30,896 Compass, Inc.
a
116,169
8,705 CoStar Group, Inc.
a
760,730
10,572 CubeSmart 490,012
1,000 Daito Trust Construction Company,
Ltd. 115,747
25,100 Daiwa House Industry Company,
Ltd. 758,783
4,193 DigitalBridge Group, Inc. 73,545
5,343 Douglas Elliman, Inc. 15,762
6,419 Dream Industrial REIT 67,627
630 EastGroup Properties, Inc. 115,630
10,470 Elme Communities 152,862
8,255 EPR Properties 399,955
32,111 Equity Commonwealth 616,531
7,311 Equity Residential 447,141
32,152 Essential Properties Realty Trust,
Inc. 821,805
861 Essex Property Trust, Inc. 213,476
6,609 First Industrial Realty Trust, Inc. 348,096
557 FirstService Corporation 90,231
2,730 FirstService Corporation 442,506
295 Forestar Group, Inc.
a
9,756
16,330 Four Corners Property Trust, Inc. 413,149
2,417 Getty Realty Corporation 70,625
82,000 Hang Lung Properties, Ltd. 114,006
184,845 Healthcare Realty Trust, Inc. 3,184,879
33,000 Henderson Land Development
Company, Ltd. 101,622
165,628 Host Hotels & Resorts, Inc. 3,224,777
1,432 Howard Hughes Holdings, Inc.
a
122,508
23,000 Hysan Development Company,
Ltd. 45,660
8,093 Independence Realty Trust, Inc. 123,823
3,861 Industrial Logistics Properties Trust 18,147
359 Innovative Industrial Properties,
Inc. 36,194
6,695 InterRent REIT 66,846
7,189 Invitation Homes, Inc. 245,217
6,772 Kennedy-Wilson Holdings, Inc. 83,837
6,703 LEG Immobilien AG
a
586,575
867 LTC Properties, Inc. 27,848
35,523 LXP Industrial Trust 352,388

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.8%) Value
Real Estate (2.1%) - continued
3,003 Mid-America Apartment
Communities, Inc. $ 403,783
16,600 Mitsubishi Estate Company, Ltd. 227,554
8,098 National Storage Affiliates Trust 335,824
13,033 NetSTREIT Corporation 232,639
10,283 NNN REIT, Inc. 443,197
4,893 Nyfosa AB 46,544
230 One Liberty Properties, Inc. 5,039
2,823 Peakstone Realty Trust 56,262
8,691 Pebblebrook Hotel Trust 138,882
9,291 Phillips Edison and Company, Inc. 338,936
11,011 PSP Swiss Property AG 1,539,435
3,479 Realty Income Corporation 199,764
7,079 Regency Centers Corporation 474,293
8,703 Rexford Industrial Realty, Inc. 488,238
807 RMR Group, Inc. 22,782
11,443 Sabra Health Care REIT, Inc. 163,292
14,652 SBA Communications Corporation 3,717,066
17,516 Service Properties Trust 149,587
3,315 Simon Property Group, Inc. 472,852
4,873 Summit Hotel Properties, Inc. 32,747
44,000 Swire Pacific, Ltd. 372,664
1,488 Swiss Prime Site AG 158,983
9,317 TAG Immobilien AG
a
135,459
643 Tanger, Inc. 17,824
2,827 Terreno Realty Corporation 177,168
9,536 Tricon Residential, Inc. 86,792
19,005 UDR, Inc. 727,702
1,836 Vonovia SE 57,690
2,130 Welltower, Inc. 192,062
Total 32,759,129
Utilities (2.1%)
25,973 A2A SPA 53,350
2,929 ACEA SPA 44,770
11,479 AES Corporation 220,971
8,141 Alliant Energy Corporation 417,633
5,849 American Electric Power
Company, Inc. 475,056
496 American Water Works Company,
Inc. 65,467
962 Artesian Resources Corporation 39,875
18,082 ATCO, Ltd. 527,702
2,295 Boralex, Inc. 58,334
62,723 Canadian Utilities, Ltd. 1,509,555
25,774 Capital Power Corporation 736,039
6,988 Clearway Energy, Inc., Class A 178,753
9,044 Clearway Energy, Inc., Class C 248,077
36,768 Constellation Energy Corporation 4,297,812
38,501 Contact Energy, Ltd. 194,951
4,737 DTE Energy Company 522,302
33,162 Duke Energy Corporation 3,218,041
90,513 E.ON SE 1,216,045
27,900 EDP - Energias de Portugal SA 140,420
410,206 Enel SPA 3,051,850
27,883 Entergy Corporation 2,821,481
18,064 Evergy, Inc. 942,941
28,407 Fortis, Inc. 1,168,609
26,673 Hera SPA 87,592
24,987 Hydro One, Ltd. 748,639
36,057 Iren SPA 78,709
211,124 Italgas SPA 1,208,865
473 NextEra Energy Partners, LP 14,384
55,813 NiSource, Inc. 1,481,835
9,365 Northwestern Energy Group, Inc. 476,585
Shares Common Stock (75.8%) Value
Utilities (2.1%) - continued
3,209 OGE Energy Corporation $ 112,090
14,404 Portland General Electric
Company 624,269
35,968 Public Service Enterprise Group,
Inc. 2,199,443
1,668 RWE AG 75,915
31,930 Superior Plus Corporation 232,056
40,675 TransAlta Corporation 338,280
24,712 UGI Corporation 607,915
25,870 Veolia Environnement SA 817,663
1,091 Verbund AG 101,104
Total 31,355,378
Total Common Stock
(cost $872,142,344) 1,147,961,084
Shares
Registered Investment
Companies ( 5.5% ) Value
U.S. Affiliated  (4.6%)
4,528,980 Thrivent Core Emerging Markets
Equity Fund 39,492,704
3,143,626 Thrivent Core Small Cap Value
Fund 31,247,647
Total 70,740,351
U.S. Unaffiliated  (0.9%)
7,930 Communication Services Select
Sector SPDR Fund 576,194
5,652 Industrial Select Sector SPDR
Fund
c
644,272
3,145 Invesco QQQ Trust Series 1 1,287,940
21,682 SPDR S&P 500 ETF Trust 10,305,671
2,524 SPDR S&P Biotech ETF 225,368
1,217 SPDR S&P Oil & Gas Exploration
ETF 166,619
Total 13,206,064
Total Registered Investment
Companies (cost $84,035,064) 83,946,415
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,993,220 Thrivent Cash Management Trust 3,993,220
Total Collateral Held for
Securities Loaned
(cost $3,993,220) 3,993,220
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,414 Bayerische Motoren Werke AG 140,697
Total 140,697
Total Preferred Stock
(cost $99,498) 140,697
Shares or
Principal
Amount Short-Term Investments ( 20.1% ) Value
Federal Farm Credit Bank
Discount Notes
30,830,000 5.270%, 1/25/2024
f
30,709,532

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (20.1%) Value
Federal Home Loan Bank Discount
Notes
21,700,000 5.258%, 1/10/2024
f,g
$ 21,662,314
2,425,000 5.250%, 1/11/2024
f
2,420,438
700,000 5.305%, 1/16/2024
f,g
698,176
4,159,000 5.250%, 1/18/2024
f
4,146,962
1,475,000 5.360%, 2/1/2024
f
1,467,659
100,000 5.250%, 2/16/2024
f,g
99,283
200,000 5.235%, 3/1/2024
f,g
198,192
6,600,000 5.256%, 3/6/2024
f,g
6,535,610
100,000 5.240%, 3/12/2024
f
98,938
2,500,000 5.244%, 3/13/2024
f,g
2,473,099
500,000 5.230%, 3/20/2024
f,g
494,118
4,500,000 5.205%, 4/12/2024
f,g
4,432,734
U.S. Treasury Bills
126,755,000 5.236%, 1/2/2024
f
126,755,000
25,000,000 5.261%, 1/23/2024
f
24,923,170
3,120,000 5.189%, 1/30/2024
f
3,107,156
50,000,000 5.257%, 2/1/2024
f
49,780,281
25,000,000 5.276%, 2/27/2024
f
24,794,574
Total Short-Term Investments
(cost $304,797,195) 304,797,236
Total Investments (cost
$1,265,067,321) 101.7% $1,540,838,652
Other Assets and Liabilities, Net
(1.7%) (26,272,079)
Total Net Assets 100.0% $1,514,566,573
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $5,474,442 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 3,811,348
Total lending $3,811,348
Gross amount payable upon return of
collateral for securities loaned $3,993,220
Net amounts due to counterparty $181,872
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 302,622,522
Gross unrealized depreciation (34,221,981)
Net unrealized appreciation (depreciation) $ 268,400,541
Cost for federal income tax purposes $ 1,278,734,935

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 70,948,046 56,484,005 14,464,041 –
Consumer Discretionary 127,385,658 82,043,044 45,342,614 –
Consumer Staples 67,835,772 40,476,536 27,359,236 –
Energy 62,706,138 42,798,139 19,907,999 –
Financials 190,515,496 121,993,874 68,521,622 –
Health Care 155,476,401 102,187,532 53,288,869 –
Industrials 157,004,469 98,075,318 58,929,151 –
Information Technology 194,875,118 149,972,422 44,902,696 –
Materials 57,099,479 26,439,135 30,660,340 4
Real Estate 32,759,129 28,025,332 4,733,797 –
Utilities 31,355,378 18,964,930 12,390,448 –
Registered Investment Companies
U.S. Unaffiliated 13,206,064 13,206,064 – –
Preferred Stock
Consumer Discretionary 140,697 – 140,697 –
Short-Term Investments 304,797,236 – 304,797,236 –
Subtotal Investments in Securities $1,466,105,081 $780,666,331 $685,438,746 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 70,740,351
Collateral Held for Securities Loaned 3,993,220
Subtotal Other Investments $74,733,571
Total Investments at Value $1,540,838,652
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,068,375 15,068,375 – –
Total Asset Derivatives $15,068,375 $15,068,375 $– $–
Liability Derivatives
Futures Contracts 8,771,551 8,771,551 – –
Total Liability Derivatives $8,771,551 $8,771,551 $– $–

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$16,628,260 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 March 2024 $ 973,896 $ 49,954
CME E-mini S&P 500 Index 1,306 March 2024 303,090,683 11,655,317
CME E-mini S&P Mid-Cap 400 Index 4 March 2024 1,089,530 34,270
ICE mini MSCI EAFE Index 619 March 2024 67,076,308 2,635,472
ICE US mini MSCI Emerging Markets Index 281 March 2024 13,830,123 693,362
Total Futures Long Contracts $ 386,060,540 $ 15,068,375
CME E-mini Russell 2000 Index (696) March 2024 ( $ 65,752,972) ( $ 5,506,988)
CME E-mini S&P Mid-Cap 400 Index (208) March 2024 (55,173,037) (3,264,563)
Total Futures Short Contracts ( $ 120,926,009) ($8,771,551)
Total Futures Contracts $ 265,134,531 $6,296,824
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Global Stock
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,068,375
Total Equity Contracts 15,068,375
Total Asset Derivatives $15,068,375
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,771,551
Total Equity Contracts 8,771,551
Total Liability Derivatives $8,771,551
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 28,644,440
Total Equity Contracts
28,644,440
Total $28,644,440

Global Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 12,808,928
Total Equity Contracts 12,808,928
Total $12,808,928
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $345,219,505
Futures - Short (101,548,847)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $35,589 $1,275 $– $39,493 4,529 2.6%
Core Small Cap Value 28,288 488 – 31,248 3,144 2.0
Total U.S. Affiliated Registered Investment
Companies 63,877 70,741 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,205 88,826 86,038 3,993 3,993 0.3
Total Collateral Held for Securities Loaned 1,205 3,993 0.3
Total Value $65,082 $74,734
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,629 $ – $1,274
Core Small Cap Value Fund – 2,472 – 488
Total Income/Non Cash Income from Affiliated
Investments $1,762
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 81
Total Affiliated Income from Securities Loaned, Net $81
Total Value $– $5,101 $ –

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.1% ) Value
Asset-Backed Securities (5.6%)
Cascade Funding Mortgage Trust,
LLC
$ 580,732
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 550,752
982,685
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
948,695
ECMC Group Student Loan Trust
373,701
6.452%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
370,559
Finance of America HECM Buyout
394,633
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
383,556
GMAC Mortgage Corporation
Loan Trust
26,693
5.970%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
14,761
Goodgreen
829,309
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
749,469
Helios Issuer, LLC
1,278,991
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,310,675
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,100,118
1.650%,  3/25/2051, Ser.
2021-1 981,779
Missouri Higher Education Loan
Auth.
989,134
1.530%,  1/25/2061, Ser.
2021-1 842,896
1,226,509
6.170%,  (TSFR1M +
0.700%), 3/25/2061, Ser.
2021-2
b
1,189,244
Navient Student Loan Trust
1,069,766
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
919,462
New Hampshire Higher Education
Loan Corporation
535,377
6.670%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
535,525
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
31,919
5.846%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
31,671
RMF Buyout Issuance Trust
393,212
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
378,437
SLM Student Loan Trust
200,446
5.852%,  (SOFR30A +
0.514%), 3/25/2025, Ser.
2010-1, Class A
b
193,779
Total 9,401,260
Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (14.1%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
$ 1,702,928
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
$ 1,400,769
1,651,880
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
1,401,975
Federal Home Loan Mortgage
Corporation - REMIC
185,800
4.000%,  1/25/2051, Ser.
5249, Class LA 180,163
1,500,043
1.500%,  3/25/2050, Ser.
4982, Class JA 1,193,850
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,445,780
894,372
4.000%,  9/25/2052, Ser.
5256, Class A 857,070
111,729
2.000%,  1/15/2041, Ser.
4074, Class JA 106,418
614,817
1.750%,  6/15/2042, Ser.
4097, Class QN 536,873
438,752
1.750%,  12/15/2042, Ser.
4141, Class KM 370,342
560,541
3.000%,  5/15/2045, Ser.
4631, Class PA 518,034
435,884
3.000%,  3/15/2047, Ser.
4734, Class JA 401,549
723,874
3.500%,  8/15/2047, Ser.
4860, Class CA 690,138
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,354,612
846,405
2.000%,  9/25/2049, Ser.
4906, Class KE 718,507
Federal Home Loan Mortgage
Corporation - SCRT
723,778
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
637,266
1,085,889
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
993,059
1,097,589
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
906,836
1,226,186
2.500%,  9/25/2060, Ser.
2021-1, Class MTU
c
992,703
1,212,041
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
959,060
1,073,873
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
869,303
Federal Home Loan Mortgage
Corporation - SLST
941,912
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
839,975
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,478,123
Federal National Mortgage
Association - REMIC
745,280
4.500%,  6/25/2052, Ser.
2022-43, Class MA 727,885
434,044
4.000%,  7/25/2052, Ser.
2022-37, Class PE 419,045
337,499
2.000%,  11/25/2032, Ser.
2012-123, Class BA 309,642
1,346,930
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 1,199,625
290,263
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 280,588

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
Collateralized Mortgage Obligations (14.1%) -
continued
$ 375,778
3.000%,  1/25/2043, Ser.
2013-114, Class AB $ 353,769
457,551
3.250%,  6/25/2043, Ser.
2013-60, Class PT 421,167
712,796
4.500%,  1/25/2046, Ser.
2022-68, Class BA 702,138
398,297
3.000%,  3/25/2046, Ser.
2016-66, Class PA 362,780
97,289
3.500%,  12/25/2047, Ser.
2018-41, Class PB 92,624
Total 23,721,668
Commercial Mortgage-Backed Securities (5.4%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,544,736
1,700,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,586,779
1,600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
1,496,208
1,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
953,259
1,500,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,c
1,507,252
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,900,000
5.150%,  3/25/2034, Ser.
K162, Class A2
a
2,002,262
Total 9,090,496
Mortgage-Backed Securities (39.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
735,035 2.000%,  1/1/2052 603,248
1,664,633 3.000%,  2/1/2050 1,491,286
1,031,441 2.000%,  5/1/2051 847,312
1,253,339 2.500%,  5/1/2051 1,074,647
655,932 3.500%,  5/1/2052 601,842
903,934 4.000%,  5/1/2052 862,861
2,415,553 3.500%,  6/1/2052 2,217,889
60,333 5.000%,  7/1/2053 59,970
913,233 3.500%,  8/1/2052 843,481
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
317,295 2.500%,  7/1/2030 300,709
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
2,000,000 2.000%,  3/1/2033 1,879,308
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,055,406 3.500%,  5/1/2040 1,010,257
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,136,178 3.000%,  1/1/2052 1,905,756
Principal
Amount Long-Term Fixed Income (98.1%) Value
Mortgage-Backed Securities (39.8%) -
continued
$ 79,552 2.000%,  2/1/2051 $ 65,400
41,163 2.000%,  2/1/2051 33,807
1,330,480 2.500%,  2/1/2051 1,133,814
802,214 2.500%,  2/1/2051 688,117
3,966,932 2.000%,  3/1/2051 3,253,636
2,177,726 2.000%,  3/1/2051 1,787,957
1,024,310 4.000%,  3/1/2051 986,251
2,208,888 3.000%,  3/1/2052 1,958,152
1,092,902 2.000%,  4/1/2051 896,617
1,308,016 3.000%,  4/1/2051 1,159,533
4,699,253 2.000%,  4/1/2052 3,871,732
1,346,372 3.000%,  5/1/2050 1,203,319
81,025 2.000%,  5/1/2051 66,407
1,136,670 3.000%,  5/1/2051 1,023,483
916,930 3.000%,  6/1/2050 830,679
229,613 4.000%,  6/1/2052 217,189
2,029,553 2.500%,  7/1/2051 1,746,140
456,414 3.500%,  7/1/2051 424,814
648,499 4.000%,  7/1/2052 613,410
803,367 3.500%,  8/1/2050 749,523
1,262,471 4.500%,  8/1/2052 1,229,797
800,475 3.500%,  9/1/2052 738,174
463,014 4.500%,  9/1/2053 450,300
1,260,977 4.500%,  9/1/2053 1,222,820
1,359,003 4.000%,  10/1/2052 1,290,770
93,501 2.000%,  11/1/2051 76,525
349,215 2.000%,  12/1/2050 288,309
2,185,601 2.500%,  12/1/2051 1,870,505
4,291,495 4.500%,  12/1/2052 4,182,011
2,150,000 5.500%,  1/1/2041
d
2,159,070
3,300,000 6.000%,  1/1/2042
d
3,350,531
1,000,000 5.000%,  2/1/2042
d
989,766
425,000 4.500%,  1/1/2049
d
411,951
1,300,000 5.000%,  1/1/2049
d
1,286,086
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,598,372 2.500%,  3/1/2062 1,320,638
552,723 3.500%,  7/1/2061 501,410
689,867 4.000%,  12/1/2061 652,213
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
8,500,000 5.000%,  1/1/2054
d
8,440,245
Total 66,869,667
U.S. Government & Agencies (33.2%)
Federal Farm Credit Bank
1,250,000 1.320%,  3/18/2030 1,058,990
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,042,279
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,183,107
U.S. Treasury Bonds
1,265,000 1.375%,  8/15/2050 704,892
1,000,000 6.875%,  8/15/2025 1,038,945
700,000 3.875%,  2/15/2043 667,406
1,680,000 2.500%,  5/15/2046 1,257,835
3,500,000 2.875%,  5/15/2049 2,781,133
U.S. Treasury Notes
1,500,000 2.875%,  7/31/2025 1,464,199
4,400,000 0.250%,  8/31/2025 4,107,641

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.1%) Value
U.S. Government & Agencies (33.2%) -
continued
$ 525,000 2.625%,  1/31/2026 $ 508,491
7,000,000 4.625%,  3/15/2026 7,060,703
2,000,000 3.750%,  4/15/2026 1,981,406
15,000,000 3.125%,  8/31/2027 14,578,125
1,000,000 0.625%,  11/30/2027 881,367
9,150,000 3.625%,  3/31/2028 9,050,279
950,000 3.875%,  9/30/2029 948,070
3,530,000 1.500%,  2/15/2030 3,075,375
1,325,000 3.875%,  8/15/2033 1,323,344
Total 55,713,587
Total Long-Term Fixed Income
(cost $171,587,684) 164,796,678
Shares or
Principal
Amount Short-Term Investments ( 11.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.256%, 3/6/2024
e,f
396,098
Thrivent Core Short-Term Reserve
Fund
1,838,035 5.730% 18,380,350
U.S. Treasury Bills
300,000 5.338%, 1/23/2024
e
299,078
Total Short-Term Investments
(cost $19,053,992) 19,075,526
Total Investments (cost
$190,641,676) 109.4% $183,872,204
Other Assets and Liabilities, Net
(9.4%) (15,873,919)
Total Net Assets 100.0% $167,998,285
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $10,448,282 or
6.2% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,378,801
Gross unrealized depreciation (9,315,865)
Net unrealized appreciation (depreciation) $ (6,937,064)
Cost for federal income tax purposes $ 191,348,148

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,401,260 – 9,401,260 –
Collateralized Mortgage Obligations 23,721,668 – 23,721,668 –
Commercial Mortgage-Backed Securities 9,090,496 – 9,090,496 –
Mortgage-Backed Securities 66,869,667 – 66,869,667 –
U.S. Government & Agencies 55,713,587 – 55,713,587 –
Short-Term Investments 695,176 – 695,176 –
Subtotal Investments in Securities $165,491,854 $– $165,491,854 $–
Other Investments  * Total
Affiliated Short-Term Investments 18,380,350
Subtotal Other Investments $18,380,350
Total Investments at Value $183,872,204
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 642,278 642,278 – –
Total Asset Derivatives $642,278 $642,278 $– $–
Liability Derivatives
Futures Contracts 103,398 103,398 – –
Total Liability Derivatives $103,398 $103,398 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$396,098 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 14 March 2024 $ 1,523,086 $ 57,383
CBOT 2-Yr. U.S. Treasury Note 62 March 2024 12,626,366 140,306
CBOT 5-Yr. U.S. Treasury Note 120 March 2024 12,728,751 324,061
CBOT U.S. Long Bond 12 March 2024 1,378,722 120,528
Total Futures Long Contracts $ 28,256,925 $ 642,278
CME Ultra Long Term U.S. Treasury Bond (8) March 2024 ( $ 965,352) ( $ 103,398)
Total Futures Short Contracts ( $ 965,352) ($103,398)
Total Futures Contracts $ 27,291,573 $538,880

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 642,278
Total Interest Rate Contracts 642,278
Total Asset Derivatives $642,278
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 103,398
Total Interest Rate Contracts 103,398
Total Liability Derivatives $103,398
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 41,461
Futures Net realized gains/(losses) on Futures contracts (777,662)
Total Interest Rate Contracts
(736,201)
Total ($736,201)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (23,542)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 622,623
Total Interest Rate Contracts 599,081
Total $599,081
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $24,301,699
Futures - Short (3,313,261)
Options Written (1,162,685)

Government Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $18,252 $86,602 $86,474 $18,380 1,838 10.9%
Total Affiliated Short-Term Investments 18,252 18,380 10.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 214 109 323 – – –
Total Collateral Held for Securities Loaned 214 – –
Total Value $18,466 $18,380
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $16 ($16) $ – $940
Total Income/Non Cash Income from Affiliated
Investments $940
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $16 ($16) $ –

Healthcare Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.9% ) Value
Biotechnology (15.2%)
76,664 AbbVie, Inc. $ 11,880,620
23,712 Amgen, Inc. 6,829,530
16,354 Biogen, Inc.
a
4,231,925
113,045 Gilead Sciences, Inc. 9,157,775
46,279 Halozyme Therapeutics, Inc.
a
1,710,472
3,839 Regeneron Pharmaceuticals, Inc.
a
3,371,755
12,047 Vertex Pharmaceuticals, Inc.
a
4,901,804
Total 42,083,881
Consumer Staples (0.4%)
55,470 Kenvue, Inc. 1,194,269
Total 1,194,269
Health Care Distributors (1.7%)
14,761 Cencora, Inc. 3,031,614
3,902 McKesson Corporation 1,806,548
Total 4,838,162
Health Care Equipment (18.6%)
106,825 Abbott Laboratories 11,758,228
7,266 ABIOMED, Inc., CVR
a,b
6,670
53,217 Baxter International, Inc. 2,057,369
82,339 Boston Scientific Corporation
a
4,760,018
37,944 Dexcom, Inc.
a
4,708,471
28,833 Edwards Lifesciences Corporation
a
2,198,516
13,465 Enovis Corporation
a
754,309
3,059 IDEXX Laboratories, Inc.
a
1,697,898
25,475 Intuitive Surgical, Inc.
a
8,594,246
9,374 Masimo Corporation
a
1,098,727
48,648 Medtronic plc 4,007,622
21,936 QuidelOrtho Corporation
a
1,616,683
4,799 ShockWave Medical, Inc.
a
914,498
9,135 Stryker Corporation 2,735,567
37,374 Zimmer Biomet Holdings, Inc. 4,548,416
Total 51,457,238
Health Care Facilities (2.5%)
17,408 HCA Healthcare, Inc. 4,711,998
14,839 Universal Health Services, Inc. 2,262,057
Total 6,974,055
Health Care Services (4.9%)
5,939 Cigna Group 1,778,433
86,808 CVS Health Corporation 6,854,360
11,924 Laboratory Corporation of America
Holdings 2,710,206
23,185 Option Care Health, Inc.
a
781,103
10,238 Quest Diagnostics, Inc. 1,411,615
Total 13,535,717
Health Care Supplies (1.7%)
8,868 Align Technology, Inc.
a
2,429,832
6,089 Cooper Companies, Inc. 2,304,321
Total 4,734,153
Life Sciences Tools & Services (10.6%)
94,831 Avantor, Inc.
a
2,164,992
35,579 Bio-Techne Corporation 2,745,275
2,922 Charles River Laboratories
International, Inc.
a
690,761
48,194 Danaher Corporation 11,149,200
4,937 Illumina, Inc.
a
687,428
Shares Common Stock (99.9%) Value
Life Sciences Tools & Services (10.6%) -
continued
14,797 IQVIA Holding, Inc.
a
$ 3,423,730
15,981 Thermo Fisher Scientific, Inc. 8,482,555
Total 29,343,941
Managed Health Care (14.4%)
17,184 Elevance Health, Inc. 8,103,287
5,850 Humana, Inc. 2,678,188
6,564 Molina Healthcare, Inc.
a
2,371,639
29,925 Progyny, Inc.
a
1,112,612
48,626 UnitedHealth Group, Inc. 25,600,130
Total 39,865,856
Pharmaceuticals (29.9%)
48,689 AstraZeneca plc ADR 3,279,204
34,747 Eli Lilly & Company 20,254,721
7,218 Jazz Pharmaceuticals, Inc.
a
887,814
143,094 Johnson & Johnson 22,428,554
149,545 Merck & Company, Inc. 16,303,396
36,319 Novo Nordisk AS ADR
a
3,757,200
298,149 Pfizer, Inc. 8,583,710
37,800 Zoetis, Inc. 7,460,586
Total 82,955,185
Total Common Stock
(cost $207,410,903) 276,982,457
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
32,973 5.730% 329,729
Total Short-Term Investments
(cost $329,729) 329,729
Total Investments (cost
$207,740,632) 100.0% $277,312,186
Other Assets and Liabilities, Net
<0.1% 65,166
Total Net Assets 100.0% $277,377,352
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 74,973,540
Gross unrealized depreciation (5,774,281)
Net unrealized appreciation (depreciation) $ 69,199,259
Cost for federal income tax purposes $ 208,112,927

Healthcare Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 42,083,881 42,083,881 – –
Consumer Staples 1,194,269 1,194,269 – –
Health Care Distributors 4,838,162 4,838,162 – –
Health Care Equipment 51,457,238 51,450,568 – 6,670
Health Care Facilities 6,974,055 6,974,055 – –
Health Care Services 13,535,717 13,535,717 – –
Health Care Supplies 4,734,153 4,734,153 – –
Life Sciences Tools & Services 29,343,941 29,343,941 – –
Managed Health Care 39,865,856 39,865,856 – –
Pharmaceuticals 82,955,185 82,955,185 – –
Subtotal Investments in Securities $276,982,457 $276,975,787 $– $6,670
Other Investments  * Total
Affiliated Short-Term Investments 329,729
Subtotal Other Investments $329,729
Total Investments at Value $277,312,186
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts 118,394
Total Foreign Exchange Contracts 118,394
Total $118,394
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts (78,633)
Total Foreign Exchange Contracts (78,633)
Total ($78,633)
The following table presents Healthcare Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Sold ($1,236,739)

Healthcare Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $9,908 $36,234 $45,812 $330 33 0.1%
Total Affiliated Short-Term Investments 9,908 330 0.1
Total Value $9,908 $330
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $3 ($3) $ – $183
Total Income/Non Cash Income from Affiliated
Investments $183
Total Value $3 ($3) $ –

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.4% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 3,359,668
9.684%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 3,342,869
Total 3,342,869
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,592,010
10.877%,  (TSFR3M +
5.500%), 8/1/2030
b
1,580,643
Total 1,580,643
Communications Services (1.2%)
Cengage Learning, Inc., Term
Loan
1,554,881
10.406%,  (TSFR3M +
4.750%), 7/14/2026
b
1,557,711
Clear Channel Outdoor Holdings,
Inc., Term Loan
795,000
9.145%,  (TSFR3M +
3.500%), 8/21/2026
b
785,722
DIRECTV Financing, LLC, Term
Loan
2,859,037
10.650%,  (TSFR3M +
5.000%), 8/2/2027
b
2,855,835
NEP Group, Inc., Term Loan
2,798,976
10.220%,  (TSFR1M +
4.750%), 8/19/2026
b,c
2,659,027
Sinclair Television Group, Inc.,
Term Loan
1,592,000
0.000%,  (TSFR1M +
3.750%), 4/21/2029
b,d,e
1,291,908
Total 9,150,203
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,653,406
10.457%,  (LIBOR 1M +
5.000%), 4/12/2026
b
1,561,840
Total 1,561,840
Consumer Non-Cyclical (0.5%)
Alltech, Inc., Term Loan
1,530,479
9.470%,  (TSFR1M +
4.000%), 10/16/2028
b
1,507,521
Amneal Pharmaceuticals, LLC,
Term Loan
1,057,194
10.856%,  (TSFR1M +
5.500%), 5/4/2028
b
1,037,372
Chobani, LLC, Term Loan
534,000
9.112%,  (TSFR1M +
3.750%), 10/25/2027
b
534,443
City Brewing Company, LLC, Term
Loan
1,273,935
9.164%,  (TSFR3M +
3.500%), 4/5/2028
b
998,982
Total 4,078,318
Principal
Amount Bank Loans (3.4%)
a
Value
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
$ 1,109,305
9.970%,  (TSFR1M +
4.500%), 9/29/2028
b
$ 1,112,544
Total 1,112,544
Technology (0.3%)
CoreLogic, Inc., Term Loan
1,554,225
8.970%,  (TSFR1M +
3.500%), 6/2/2028
b
1,508,578
Rackspace Technology Global,
Inc., Term Loan
1,507,276
8.230%,  (TSFR1M +
2.750%), 2/15/2028
b
651,897
Total 2,160,475
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,358,000
10.427%,  (TSFR3M +
4.750%), 4/20/2028
b
2,419,167
Air Canada, Term Loan
1,004,700
9.139%,  (TSFR3M +
3.500%), 8/11/2028
b
1,006,267
Total 3,425,434
Total Bank Loans
(cost $27,379,866) 26,412,326
Principal
Amount Long-Term Fixed Income ( 88.5% ) Value
Basic Materials (5.6%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,f,g
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
h
4,873
ATI, Inc.
1,539,000 7.250%,  8/15/2030 1,601,162
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,453,544
Cascades, Inc./Cascades USA,
Inc.
1,534,000 5.125%,  1/15/2026
h
1,491,815
Chemours Company
2,790,000 5.750%,  11/15/2028
h
2,657,490
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
h
1,478,669
1,075,000 4.875%,  3/1/2031
h
971,333
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
h
3,398,975
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
h
953,319
2,020,000 6.875%,  10/15/2027
h
1,716,687
Hecla Mining Company
895,000 7.250%,  2/15/2028 898,955
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
h
652,912
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,674,000 9.000%,  7/1/2028
h
1,600,678

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Basic Materials (5.6%) - continued
Mercer International, Inc.
$ 791,000 5.500%,  1/15/2026 $ 757,343
Methanex Corporation
2,000,000 4.250%,  12/1/2024 1,967,329
Mineral Resources, Ltd.
471,000 9.250%,  10/1/2028
h
501,036
Novelis Corporation
870,000 3.250%,  11/15/2026
h
819,017
2,050,000 4.750%,  1/30/2030
h
1,927,919
670,000 3.875%,  8/15/2031
h
590,427
OCI NV
2,971,000 4.625%,  10/15/2025
h
2,893,851
Olin Corporation
2,820,000 5.625%,  8/1/2029 2,775,157
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,313,000 5.375%,  11/1/2026
h
2,220,323
SNF Group SACA
1,074,000 3.125%,  3/15/2027
h
977,212
1,133,000 3.375%,  3/15/2030
h
973,550
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
h
2,074,957
Taseko Mines, Ltd.
2,750,000 7.000%,  2/15/2026
h,i
2,606,172
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
h
1,356,112
United States Steel Corporation
2,355,000 6.875%,  3/1/2029
i
2,409,304
Total 43,733,316
Capital Goods (11.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
h
2,180,900
AECOM
1,885,000 5.125%,  3/15/2027 1,871,426
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
h
2,605,633
2,240,000 4.625%,  5/15/2030
h
2,050,093
ARD Finance SA
1,700,000 6.500%,  6/30/2027
h
794,206
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
h,i
2,414,495
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
h
1,660,173
Bombardier, Inc.
1,801,000 7.875%,  4/15/2027
h
1,801,317
2,250,000 6.000%,  2/15/2028
h
2,192,120
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
h
1,033,245
Canpack SA/Canpack US, LLC
1,330,000 3.125%,  11/1/2025
h
1,260,198
Chart Industries, Inc.
2,241,000 7.500%,  1/1/2030
h
2,342,399
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
h
3,183,021
Principal
Amount Long-Term Fixed Income (88.5%) Value
Capital Goods (11.9%) - continued
Clydesdale Acquisition Holdings,
Inc.
$ 297,000 6.625%,  4/15/2029
h
$ 292,120
594,000 8.750%,  4/15/2030
h,i
553,826
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
h
1,257,880
Covanta Holding Corporation
965,000 4.875%,  12/1/2029
h
843,111
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
h,i
1,667,065
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,968,750
Emerald Debt Merger Sub, LLC
2,400,000 6.625%,  12/15/2030
h
2,451,288
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
h
4,104,303
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
h
4,664,789
Herc Holdings, Inc.
5,135,000 5.500%,  7/15/2027
h
5,069,873
Howmet Aerospace, Inc.
3,405,000 3.000%,  1/15/2029 3,111,319
Mauser Packaging Solutions
Holding Company
1,237,000 9.250%,  4/15/2027
h,i
1,214,183
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
h
857,565
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,184,299
Nesco Holdings II, Inc.
2,240,000 5.500%,  4/15/2029
h
2,071,082
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
h
3,007,678
OI European Group BV
2,725,000 4.750%,  2/15/2030
h
2,548,446
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
h
1,217,152
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
h
1,561,274
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
h
2,191,156
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
h
1,547,319
Rolls-Royce plc
1,258,000 5.750%,  10/15/2027
h
1,260,161
Sealed Air Corporation
1,214,000 6.125%,  2/1/2028
h
1,224,455
Silgan Holdings, Inc.
897,000 4.125%,  2/1/2028 856,668
Smyrna Ready Mix Concrete, LLC
2,200,000 8.875%,  11/15/2031
h
2,312,587
Spirit AeroSystems, Inc.
1,571,000 9.750%,  11/15/2030
h
1,688,784
SRM Escrow Issuer, LLC
1,369,000 6.000%,  11/1/2028
h
1,347,889
Summit Materials, LLC/Summit
Materials Finance Corporation
628,000 7.250%,  1/15/2031
h
661,726

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Capital Goods (11.9%) - continued
TransDigm, Inc.
$ 1,876,000 6.250%,  3/15/2026
h
$ 1,872,759
787,000 6.750%,  8/15/2028
h
805,166
640,000 4.625%,  1/15/2029 600,880
1,815,000 4.875%,  5/1/2029 1,696,452
2,691,000 7.125%,  12/1/2031
h
2,819,939
Triumph Group, Inc.
1,570,000 9.000%,  3/15/2028
h
1,669,452
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
h
1,187,142
530,000 8.500%,  8/15/2027
h,i
519,664
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,544,620
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
h
2,708,319
Total 93,570,185
Communications Services (10.9%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
h
1,015,107
Altice Financing SA
1,392,000 5.750%,  8/15/2029
h
1,235,272
Altice France SA/France
1,380,000 5.125%,  7/15/2029
h
1,073,666
3,179,000 5.500%,  10/15/2029
h
2,492,731
AMC Networks, Inc.
943,000 4.750%,  8/1/2025 918,303
1,790,000 4.250%,  2/15/2029 1,365,871
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
h
489,143
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
h
3,123,895
3,380,000 5.375%,  6/1/2029
h
3,185,942
1,029,000 6.375%,  9/1/2029
h
1,014,761
3,610,000 4.750%,  3/1/2030
h
3,298,691
1,916,000 4.250%,  2/1/2031
h
1,674,450
843,000 4.750%,  2/1/2032
h
743,492
Cimpress plc
2,065,000 7.000%,  6/15/2026 2,018,538
Clear Channel Outdoor Holdings,
Inc.
461,000 7.500%,  6/1/2029
h,i
383,308
Clear Channel Worldwide
Holdings, Inc.
2,767,000 5.125%,  8/15/2027
h,i
2,641,342
Connect Finco SARL/Connect US
Finco, LLC
1,287,000 6.750%,  10/1/2026
h
1,279,291
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
h
2,583,750
1,493,000 6.500%,  2/1/2029
h
1,317,722
2,365,000 4.125%,  12/1/2030
h
1,799,174
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
965,000 5.875%,  8/15/2027
h
906,692
DISH DBS Corporation
759,000 5.875%,  11/15/2024 711,762
1,308,000 5.250%,  12/1/2026
h
1,120,629
749,000 7.375%,  7/1/2028 447,736
1,271,000 5.750%,  12/1/2028
h
1,013,750
Principal
Amount Long-Term Fixed Income (88.5%) Value
Communications Services (10.9%) - continued
$ 1,144,000 5.125%,  6/1/2029 $ 589,606
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
h
867,559
1,590,000 5.000%,  5/1/2028
h
1,469,441
869,000 6.750%,  5/1/2029
h,i
777,062
561,000 8.750%,  5/15/2030
h
577,106
GCI, LLC
3,550,000 4.750%,  10/15/2028
h
3,257,083
Gray Escrow II, Inc.
5,506,000 5.375%,  11/15/2031
h
4,154,268
iHeartCommunications, Inc.
1,414,000 6.375%,  5/1/2026 1,205,546
Iliad Holding SASU
2,654,000 6.500%,  10/15/2026
h
2,648,807
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 1,085,747
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
h
3,630,858
Level 3 Financing, Inc.
1,945,000 4.625%,  9/15/2027
h
1,167,000
2,090,000 4.250%,  7/1/2028
h
1,034,550
1,050,000 10.500%,  5/15/2030
h,i
1,018,169
McGraw-Hill Education, Inc.
1,064,000 5.750%,  8/1/2028
h
1,025,962
466,000 8.000%,  8/1/2029
h
433,380
News Corporation
1,794,000 3.875%,  5/15/2029
h
1,649,529
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
918,000 4.625%,  3/15/2030
h
818,393
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
h
1,608,108
Radiate Holdco, LLC/Radiate
Finance, Inc.
1,055,000 6.500%,  9/15/2028
h
516,934
Scripps Escrow II, Inc.
852,000 3.875%,  1/15/2029
h
753,534
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
h
676,563
365,000 5.000%,  8/1/2027
h
352,588
1,660,000 4.000%,  7/15/2028
h
1,535,239
890,000 3.875%,  9/1/2031
h
761,383
Sprint Corporation
1,494,000 7.625%,  2/15/2025 1,520,124
TEGNA, Inc.
1,656,000 4.625%,  3/15/2028 1,546,820
Telecom Italia Capital SA
275,000 6.000%,  9/30/2034 261,162
Telecom Italia SPA/Milano
476,000 5.303%,  5/30/2024
h
473,786
Telesat Canada/Telesat, LLC
1,025,000 4.875%,  6/1/2027
h
605,748
465,000 6.500%,  10/15/2027
h
217,365
United States Cellular Corporation
1,195,000 6.700%,  12/15/2033 1,217,729
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,392,000 4.750%,  4/15/2028
h
2,061,654

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Communications Services (10.9%) - continued
Univision Communications, Inc.
$ 756,000 6.625%,  6/1/2027
h
$ 753,938
963,000 4.500%,  5/1/2029
h
859,239
Virgin Media Finance plc
951,000 5.000%,  7/15/2030
h
838,460
Virgin Media Secured Finance plc
1,321,000 5.500%,  5/15/2029
h
1,276,406
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
h
1,896,115
YPSO Finance BIS SA
851,000 10.500%,  5/15/2027
h
551,124
Total 85,549,103
Consumer Cyclical (17.0%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,415,000 4.375%,  1/15/2028
h
4,216,678
1,525,000 4.000%,  10/15/2030
h
1,367,771
Adient Global Holdings, Ltd.
1,212,000 4.875%,  8/15/2026
h
1,185,169
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,545,000 6.625%,  7/15/2026
h
1,536,887
1,060,000 6.000%,  6/1/2029
h,i
864,212
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
h
1,022,728
1,160,000 4.625%,  6/1/2028
h
1,060,084
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,147,731
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,063,304
Arko Corporation
1,358,000 5.125%,  11/15/2029
h
1,175,016
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
711,402
1,410,000 4.625%,  4/1/2030
h
1,263,065
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
h
2,028,391
Boyne USA, Inc.
824,000 4.750%,  5/15/2029
h
774,885
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
130,800
1,825,000 5.000%,  6/15/2029
h
1,619,957
350,000 4.875%,  2/15/2030
h
307,799
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
h
3,122,467
1,420,000 8.125%,  7/1/2027
h
1,455,641
2,919,000 4.625%,  10/15/2029
h
2,632,957
Carnival Corporation
797,000 7.625%,  3/1/2026
h,i
811,411
2,212,000 5.750%,  3/1/2027
h
2,157,659
937,000 4.000%,  8/1/2028
h
871,164
Cedar Fair, LP
2,136,000 5.250%,  7/15/2029 2,015,028
Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Cyclical (17.0%) - continued
Churchill Downs, Inc.
$ 1,065,000 4.750%,  1/15/2028
h
$ 1,020,691
899,000 6.750%,  5/1/2031
h
912,427
Cinemark USA, Inc.
2,546,000 5.875%,  3/15/2026
h,i
2,491,925
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,060,000 8.500%,  5/15/2027
h
1,063,695
2,335,000 6.750%,  5/15/2028
h
2,382,202
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,720,503
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,157,028
1,565,000 4.134%,  8/4/2025 1,521,097
3,120,000 3.375%,  11/13/2025 2,985,565
390,000 2.700%,  8/10/2026 361,213
1,700,000 7.350%,  3/6/2030 1,826,311
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
i
1,691,239
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
h,i
1,832,764
Hilton Domestic Operating
Company, Inc.
1,194,000 4.875%,  1/15/2030 1,157,173
1,395,000 3.625%,  2/15/2032
h
1,217,429
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,912,000 5.000%,  6/1/2029
h
1,763,908
International Game Technology plc
1,530,000 6.250%,  1/15/2027
h
1,552,711
835,000 5.250%,  1/15/2029
h
817,631
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
h
1,111,080
KB Home
1,880,000 6.875%,  6/15/2027 1,953,787
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,755,583
2,485,000 6.625%,  10/1/2030
h
2,539,799
1,030,000 6.875%,  11/1/2035 1,042,909
Light & Wonder International, Inc.
2,970,000 7.250%,  11/15/2029
h
3,041,013
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
h,i
1,495,783
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
h,i
2,275,049
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,668,159
Michaels Companies, Inc.
1,385,000 5.250%,  5/1/2028
h,i
1,094,960
NCL Corporation, Ltd.
404,000 3.625%,  12/15/2024
h
392,470
1,947,000 5.875%,  3/15/2026
h
1,902,526
2,294,000 5.875%,  2/15/2027
h
2,274,197
Nissan Motor Company, Ltd.
473,000 3.522%,  9/17/2025
h
455,330
460,000 4.345%,  9/17/2027
h
440,027
423,000 4.810%,  9/17/2030
h
395,466
Nordstrom, Inc.
825,000 4.250%,  8/1/2031
i
686,383

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Cyclical (17.0%) - continued
OPENLANE, Inc.
$ 268,000 5.125%,  6/1/2025
h
$ 263,310
PENN Entertainment, Inc.
1,390,000 4.125%,  7/1/2029
h
1,188,448
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
h
1,500,912
3,550,000 7.750%,  2/15/2029
h
3,453,504
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
h
3,603,418
1,790,000 3.375%,  8/31/2027
h
1,659,679
1,641,000 6.250%,  1/15/2028
h,i
1,631,431
Raising Cane's Restaurants, LLC
943,000 9.375%,  5/1/2029
h
1,006,354
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
2,225,000 5.750%,  1/15/2029
h,i
1,729,190
Royal Caribbean Cruises, Ltd.
3,737,000 4.250%,  7/1/2026
h
3,609,471
1,300,000 5.375%,  7/15/2027
h
1,286,898
793,000 9.250%,  1/15/2029
h
852,969
1,463,000 7.250%,  1/15/2030
h
1,527,928
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
h
552,131
SeaWorld Parks and
Entertainment, Inc.
1,373,000 5.250%,  8/15/2029
h,i
1,283,502
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
h
485,091
Staples, Inc.
716,000 10.750%,  4/15/2027
h
521,702
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
754,263
700,000 4.625%,  12/1/2031
h
631,172
Tenneco, Inc.
1,551,000 8.000%,  11/17/2028
h
1,324,166
Tripadvisor, Inc.
441,000 7.000%,  7/15/2025
h
442,050
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
h
1,503,761
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
h
2,607,714
2,050,000 3.750%,  2/15/2027
h
1,935,105
Victoria's Secret & Company
944,000 4.625%,  7/15/2029
h
788,520
Viking Cruises, Ltd.
2,671,000 5.875%,  9/15/2027
h
2,577,515
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
h
1,960,734
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
h
1,015,329
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
h
1,402,726
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,091,191
Total 133,732,423
Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Non-Cyclical (12.0%)
1375209 B.C., Ltd.
$ 764,000 9.000%,  1/30/2028
h,i
$ 744,976
AdaptHealth, LLC
2,805,000 4.625%,  8/1/2029
h
2,164,761
Albertson's Companies, Inc.
3,850,000 5.875%,  2/15/2028
h
3,852,583
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
h
1,604,134
1,911,000 3.500%,  3/15/2029
h
1,735,154
B&G Foods, Inc.
887,000 5.250%,  9/15/2027 805,802
2,043,000 8.000%,  9/15/2028
h,i
2,145,238
Bausch & Lomb Escrow
Corporation
472,000 8.375%,  10/1/2028
h
497,932
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
h
777,555
1,584,000 4.875%,  6/1/2028
h
953,953
1,209,000 11.000%,  9/30/2028
h
878,919
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
h
1,300,957
Catalent Pharma Solutions, Inc.
1,530,000 3.125%,  2/15/2029
h
1,338,934
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030
i
2,446,654
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
h
274,197
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
h
2,040,689
CHS/Community Health Systems,
Inc.
2,108,000 5.625%,  3/15/2027
h
1,958,612
455,000 6.000%,  1/15/2029
h
409,559
492,000 5.250%,  5/15/2030
h
411,482
1,769,000 4.750%,  2/15/2031
h
1,390,673
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,944,000 4.750%,  1/15/2029
h
1,854,207
1,533,000 6.625%,  7/15/2030
h
1,574,866
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
h
1,471,875
Embecta Corporation
1,200,000 5.000%,  2/15/2030
h,i
1,017,888
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,540,008
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
h
2,468,355
Fortrea Holdings, Inc.
1,200,000 7.500%,  7/1/2030
h
1,232,366
Grifols SA
2,149,000 4.750%,  10/15/2028
h,i
1,948,864
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
1,050,000 7.875%,  9/1/2025
h
1,037,142
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,690,000 4.875%,  6/1/2029
h
2,112,215

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Consumer Non-Cyclical (12.0%) - continued
Jazz Securities DAC
$ 1,190,000 4.375%,  1/15/2029
h
$ 1,108,384
Lamb Weston Holdings, Inc.
1,020,000 4.125%,  1/31/2030
h
940,369
Legacy LifePoint Health, LLC
921,000 4.375%,  2/15/2027
h
850,303
LifePoint Health, Inc.
650,000 11.000%,  10/15/2030
h
684,549
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
h
2,534,321
1,250,000 5.875%,  12/15/2027
h
1,248,347
ModivCare Escrow Issuer, Inc.
775,000 5.000%,  10/1/2029
h,i
633,438
ModivCare, Inc.
620,000 5.875%,  11/15/2025
h
612,250
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
h
1,765,794
1,322,000 5.250%,  10/1/2029
h
1,246,086
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,638,000 4.125%,  4/30/2028
h
2,428,178
1,257,000 5.125%,  4/30/2031
h
1,074,540
Owens & Minor, Inc.
2,074,000 6.625%,  4/1/2030
h,i
1,980,282
Perrigo Finance Unlimited
Company
932,000 4.375%,  3/15/2026 901,147
1,092,000 3.150%,  6/15/2030 993,282
Pilgrim's Pride Corporation
1,544,000 3.500%,  3/1/2032 1,305,328
Post Holdings, Inc.
1,800,000 4.500%,  9/15/2031
h
1,613,063
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
h
1,667,721
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
921,000 9.750%,  12/1/2026
h
913,706
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
h
3,442,862
Simmons Foods, Inc.
2,451,000 4.625%,  3/1/2029
h
2,120,554
Spectrum Brands, Inc.
2,120,000 5.000%,  10/1/2029
h
2,022,746
770,000 5.500%,  7/15/2030
h
747,185
1,572,000 3.875%,  3/15/2031
h,i
1,430,520
Star Parent, Inc.
1,573,000 9.000%,  10/1/2030
h
1,657,711
Tenet Healthcare Corporation
4,345,000 5.125%,  11/1/2027 4,247,460
1,900,000 6.750%,  5/15/2031
h
1,941,895
Teva Pharmaceutical Finance
Netherlands III BV
4,396,000 3.150%,  10/1/2026 4,070,255
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 2,083,748
Total 94,256,574
Principal
Amount Long-Term Fixed Income (88.5%) Value
Energy (12.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 2,126,000 5.375%,  6/15/2029
h
$ 2,043,870
Antero Resources Corporation
407,000 5.375%,  3/1/2030
h
390,093
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
h
916,050
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
h
1,261,555
Borr IHC, Ltd./Borr Finance, LLC
1,060,000 10.000%,  11/15/2028
h
1,102,400
200,000 10.375%,  11/15/2030
h
206,000
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 876,849
1,730,000 4.500%,  3/1/2028
h
1,629,961
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026
i
2,019,366
965,000 7.500%,  6/15/2030
h,i
973,223
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
h
1,079,954
Chord Energy Corporation
970,000 6.375%,  6/1/2026
h
970,000
Civitas Resources, Inc.
686,000 8.375%,  7/1/2028
h
716,146
548,000 8.625%,  11/1/2030
h
581,276
1,339,000 8.750%,  7/1/2031
h
1,425,428
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
823,678
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
h
2,437,114
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
h
2,155,800
Crescent Energy Finance, LLC
1,685,000 9.250%,  2/15/2028
h
1,748,305
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
h
643,217
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
h
1,205,178
610,000 4.375%,  6/15/2031
h
550,241
Enerflex, Ltd.
1,184,000 9.000%,  10/15/2027
h
1,142,150
EnLink Midstream, LLC
1,979,000 5.625%,  1/15/2028
h
1,956,603
EQM Midstream Partners, LP
4,179,000 4.750%,  1/15/2031
h
3,889,182
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,717,000 5.375%,  4/1/2026
h
1,680,331
Genesis Energy LP/Genesis
Energy Finance Corporation
2,530,000 8.875%,  4/15/2030 2,616,017
Harvest Midstream, LP
2,307,000 7.500%,  9/1/2028
h
2,293,342
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,476,600

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Energy (12.9%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 2,274,000 5.750%,  2/1/2029
h
$ 2,195,992
1,065,000 6.000%,  2/1/2031
h
1,026,543
1,350,000 6.250%,  4/15/2032
h
1,298,580
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
h
2,198,264
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
h
1,764,857
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
h
2,653,187
MEG Energy Corporation
1,981,000 5.875%,  2/1/2029
h
1,924,823
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
280,500
Murphy Oil Corporation
960,000 5.875%,  12/1/2027 955,123
Nabors Industries, Inc.
1,200,000 9.125%,  1/31/2030
h
1,204,872
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
h
1,701,342
New Fortress Energy, Inc.
900,000 6.750%,  9/15/2025
h
892,819
Noble Finance II, LLC
1,498,000 8.000%,  4/15/2030
h
1,558,748
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
h
1,585,311
Northriver Midstream Finance, LP
825,000 5.625%,  2/15/2026
h
799,800
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 422,316
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 991,969
530,000 5.150%,  11/15/2029 505,565
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,221,773
Permian Resources Operating,
LLC
2,358,000 7.000%,  1/15/2032
h
2,432,684
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
h
1,354,884
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
h,i
1,613,061
Rockcliff Energy II, LLC
1,703,000 5.500%,  10/15/2029
h
1,609,528
Rockies Express Pipeline, LLC
810,000 4.950%,  7/15/2029
h
774,503
SM Energy Company
930,000 5.625%,  6/1/2025 919,039
992,000 6.750%,  9/15/2026 989,417
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 959,445
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,114,705
850,000 4.500%,  4/30/2030 786,940
Principal
Amount Long-Term Fixed Income (88.5%) Value
Energy (12.9%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 2,845,000 5.500%,  1/15/2028
h
$ 2,688,549
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,605,922
Teine Energy, Ltd.
1,602,000 6.875%,  4/15/2029
h
1,504,100
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
h
3,173,665
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,168,000 6.875%,  4/1/2026 1,163,074
800,000 6.875%,  9/1/2027 790,518
Valaris, Ltd.
1,539,000 8.375%,  4/30/2030
h
1,576,767
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
h
2,259,176
927,000 6.250%,  1/15/2030
h
921,984
1,280,000 4.125%,  8/15/2031
h
1,127,688
Venture Global LNG, Inc.
1,060,000 9.500%,  2/1/2029
h
1,121,657
3,102,000 8.375%,  6/1/2031
h
3,100,394
Weatherford International, Ltd.
1,466,000 8.625%,  4/30/2030
h
1,530,590
Total 101,110,603
Financials (8.1%)
Acrisure, LLC/Acrisure Finance,
Inc.
537,000 6.000%,  8/1/2029
h
487,943
AerCap Holdings NV
2,820,000 5.875%,  10/10/2079
b
2,784,463
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,056,000 6.750%,  10/15/2027
h
1,052,267
Ally Financial, Inc.
390,000 6.700%,  2/14/2033
i
390,461
AmWINS Group, Inc.
1,377,000 4.875%,  6/30/2029
h
1,257,523
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
h
928,361
Bread Financial Holdings, Inc.
944,000 9.750%,  3/15/2029
h
978,621
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
543,000 4.500%,  4/1/2027
h
488,700
Burford Capital Global Finance,
LLC
1,850,000 9.250%,  7/1/2031
h
1,966,180
Castlelake Aviation Finance DAC
822,000 5.000%,  4/15/2027
h
769,530
Centene Corporation
962,000 4.625%,  12/15/2029 922,296
920,000 3.375%,  2/15/2030 825,452
Credit Acceptance Corporation
2,200,000 9.250%,  12/15/2028
h
2,345,090

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Financials (8.1%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 3,389,000 3.875%,  2/15/2026
h
$ 3,117,534
Enact Holdings, Inc.
1,142,000 6.500%,  8/15/2025
h
1,138,460
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
h
1,763,336
700,000 9.750%,  8/1/2027
h
728,000
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
h
794,494
629,000 12.000%,  10/1/2028
h
686,948
GGAM Finance, Ltd.
1,591,000 8.000%,  2/15/2027
h
1,630,839
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,943,000 3.750%,  12/15/2027
h
2,459,206
goeasy, Ltd.
1,257,000 9.250%,  12/1/2028
h
1,342,438
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
h
552,954
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
h
2,235,155
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,105,000 4.750%,  9/15/2024 1,098,269
647,000 6.250%,  5/15/2026 617,310
1,766,000 5.250%,  5/15/2027 1,586,263
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
h
537,943
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
h
1,423,397
MPT Operating Partnership, LP/
MPT Finance Corporation
1,530,000 4.625%,  8/1/2029
i
1,100,163
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
h
1,468,900
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
1,780,000 4.500%,  9/30/2028
h
1,498,902
NFP Corporation
919,000 6.875%,  8/15/2028
h
934,256
Office Properties Income Trust
647,000 2.650%,  6/15/2026 400,999
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,206,638
2,310,000 7.125%,  3/15/2026 2,353,403
441,000 3.500%,  1/15/2027 408,121
1,298,000 4.000%,  9/15/2030 1,110,770
Park Intermediate Holdings, LLC
1,651,000 4.875%,  5/15/2029
h
1,528,225
PRA Group, Inc.
1,517,000 7.375%,  9/1/2025
h
1,505,389
1,267,000 8.375%,  2/1/2028
h
1,219,760
Quicken Loans, LLC
1,689,000 3.875%,  3/1/2031
h
1,485,469
Principal
Amount Long-Term Fixed Income (88.5%) Value
Financials (8.1%) - continued
RLJ Lodging Trust, LP
$ 736,000 3.750%,  7/1/2026
h
$ 697,356
1,650,000 4.000%,  9/15/2029
h
1,482,745
Service Properties Trust
2,240,000 7.500%,  9/15/2025 2,264,893
865,000 8.625%,  11/15/2031
h
906,029
SLM Corporation
780,000 4.200%,  10/29/2025 756,600
Synchrony Financial
403,000 7.250%,  2/2/2033 399,791
UBS Group AG
1,050,000 2.193%,  6/5/2026
b,h
998,532
United Wholesale Mortgage, LLC
440,000 5.500%,  11/15/2025
h
437,219
1,200,000 5.500%,  4/15/2029
h
1,136,052
XHR, LP
736,000 6.375%,  8/15/2025
h
734,134
840,000 4.875%,  6/1/2029
h
773,207
Total 63,716,986
Technology (5.2%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h,i
2,079,251
Cloud Software Group, Inc.
840,000 6.500%,  3/31/2029
h
800,050
599,000 9.000%,  9/30/2029
h
569,321
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
h
1,106,750
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
h
966,733
Gartner, Inc.
5,000 3.750%,  10/1/2030
h
4,420
GTCR W-2 Merger Sub, LLC
1,224,000 7.500%,  1/15/2031
h
1,293,428
II-VI, Inc.
902,000 5.000%,  12/15/2029
h
856,679
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
h
3,320,225
890,000 5.000%,  7/15/2028
h
855,103
1,560,000 5.250%,  7/15/2030
h
1,484,976
1,840,000 4.500%,  2/15/2031
h
1,666,152
MSCI, Inc.
2,805,000 3.250%,  8/15/2033
h
2,344,382
NCR Voyix Corporation
2,265,000 5.125%,  4/15/2029
h
2,153,112
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,048,369
1,578,000 4.125%,  2/15/2030
h
1,428,208
PTC, Inc.
390,000 3.625%,  2/15/2025
h
381,263
1,045,000 4.000%,  2/15/2028
h
990,336
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
h
415,661
855,000 5.375%,  12/1/2028
h
306,945
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
h,i
1,605,325
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,295,743

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.5%) Value
Technology (5.2%) - continued
Sensata Technologies BV
$ 3,200,000 4.000%,  4/15/2029
h
$ 2,973,808
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
h
1,122,931
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
960,000 4.625%,  11/1/2026
h
933,514
SS&C Technologies, Inc.
4,390,000 5.500%,  9/30/2027
h
4,327,367
Unisys Corporation
1,690,000 6.875%,  11/1/2027
h
1,521,389
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
h
1,454,981
Total 41,306,422
Transportation (2.1%)
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
h,i
520,389
American Airlines, Inc.
1,250,000 8.500%,  5/15/2029
h
1,319,999
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,336,667 5.500%,  4/20/2026
h
1,327,025
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h,i
928,743
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
h
892,270
Hawaiian Brand Intellectual
Property, Ltd.
2,017,000 5.750%,  1/20/2026
h
1,900,300
Hertz Corporation
1,556,000 4.625%,  12/1/2026
h,i
1,395,016
973,000 5.000%,  12/1/2029
h
798,160
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
h,i
1,495,693
RXO, Inc.
1,776,000 7.500%,  11/15/2027
h
1,832,583
Spirit Loyalty Cayman, Ltd.
972,000 8.000%,  9/20/2025
h
699,031
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
h
1,135,182
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
h,i
396,500
2,300,000 6.375%,  2/1/2030
h,i
1,606,255
Total 16,247,146
Utilities (2.8%)
Calpine Corporation
1,290,000 4.500%,  2/15/2028
h
1,226,983
Edison International
1,345,000 5.000%,  12/15/2026
b,k
1,252,334
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
927,606
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
h
2,658,319
Principal
Amount Long-Term Fixed Income (88.5%) Value
Utilities (2.8%) - continued
NRG Energy, Inc.
$ 1,340,000 5.250%,  6/15/2029
h
$ 1,297,632
PG&E Corporation
2,069,000 5.000%,  7/1/2028 2,013,098
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
h
910,848
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
h
1,570,423
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
h
2,616,775
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
h
3,249,378
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,h,k
2,031,070
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
h
2,372,667
Total 22,127,133
Total Long-Term Fixed Income
(cost $729,635,268) 695,349,891
Shares
Collateral Held for Securities
Loaned ( 7.7% ) Value
60,748,494 Thrivent Cash Management Trust 60,748,494
Total Collateral Held for
Securities Loaned
(cost $60,748,494) 60,748,494
Shares
Registered Investment
Companies ( 3.9% ) Value
U.S. Unaffiliated  (3.9%)
303,904 SPDR Bloomberg High Yield Bond
ETF
i
28,788,826
82,708 SPDR Bloomberg Short Term High
Yield Bond ETF 2,079,279
Total 30,868,105
Total Registered Investment
Companies (cost $29,773,988) 30,868,105
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC
l
792,309
Total 792,309
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
249,556
Total 249,556
Total Common Stock
(cost $844,872) 1,041,865
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
2,050,834 5.730% 20,508,343

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (2.8%) Value
U.S. Treasury Bills
1,200,000 5.337%, 1/18/2024
m,n
$ 1,197,183
Total Short-Term Investments
(cost $21,695,725) 21,705,526
Total Investments (cost
$870,078,213) 106.4% $836,126,207
Other Assets and Liabilities, Net
(6.4%) (50,185,573)
Total Net Assets 100.0% $785,940,634
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $574,042,157 or
73.0% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2023.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of December 31, 2023 was $23,013 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 36,832,546
Common Stock 21,797,373
Total lending $58,629,919
Gross amount payable upon return of
collateral for securities loaned $60,748,494
Net amounts due to counterparty $2,118,575
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 13,149,731
Gross unrealized depreciation (52,814,924)
Net unrealized appreciation (depreciation) $ (39,665,193)
Cost for federal income tax purposes $ 875,005,096

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,342,869 – – 3,342,869
Capital Goods 1,580,643 – 1,580,643 –
Communications Services 9,150,203 – 6,491,176 2,659,027
Consumer Cyclical 1,561,840 – 1,561,840 –
Consumer Non-Cyclical 4,078,318 – 4,078,318 –
Energy 1,112,544 – 1,112,544 –
Technology 2,160,475 – 2,160,475 –
Transportation 3,425,434 – 3,425,434 –
Long-Term Fixed Income
Basic Materials 43,733,316 – 43,733,316 –
Capital Goods 93,570,185 – 93,570,185 –
Communications Services 85,549,103 – 85,549,103 –
Consumer Cyclical 133,732,423 – 133,732,423 –
Consumer Non-Cyclical 94,256,574 – 94,256,574 –
Energy 101,110,603 – 101,110,603 –
Financials 63,716,986 – 63,716,986 –
Technology 41,306,422 – 41,306,422 –
Transportation 16,247,146 – 16,247,146 –
Utilities 22,127,133 – 22,127,133 –
Registered Investment Companies
U.S. Unaffiliated 30,868,105 30,868,105 – –
Common Stock
Communications Services 792,309 – 792,309 –
Energy 249,556 249,556 – –
Short-Term Investments 1,197,183 – 1,197,183 –
Subtotal Investments in Securities $754,869,370 $31,117,661 $717,749,813 $6,001,896
Other Investments  * Total
Affiliated Short-Term Investments 20,508,343
Collateral Held for Securities Loaned 60,748,494
Subtotal Other Investments $81,256,837
Total Investments at Value $836,126,207
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing High Yield Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 786,304 – 786,304 –
Total Liability Derivatives $786,304 $– $786,304 $–

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $1,197,183 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 15,642,000 $ – ( $ 786,304) ( $ 786,304)
Total Credit Default Swaps $– ($786,304) ($786,304)
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for High Yield Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 786,304
Total Credit Contracts 786,304
Total Liability Derivatives $786,304
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (36,576)
Total Credit Contracts
(36,576)
Total ($36,576)

High Yield Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (786,304)
Total Credit Contracts (786,304)
Total ($786,304)
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($263,955)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $13,821 $159,990 $153,303 $20,508 2,051 2.6%
Total Affiliated Short-Term Investments 13,821 20,508 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 45,244 493,304 477,800 60,748 60,748 7.7
Total Collateral Held for Securities Loaned 45,244 60,748 7.7
Total Value $59,065 $81,256
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $820
Total Income/Non Cash Income from Affiliated
Investments $820
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 632
Total Affiliated Income from Securities Loaned, Net $632
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.1% ) Value
Asset-Backed Securities (1.1%)
Benefit Street Partners CLO II, Ltd.
$ 3,600,000
7.556%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
$ 3,600,392
GMAC Mortgage Corporation
Loan Trust
106,773
5.970%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
59,043
OCP CLO, Ltd.
5,125,000
7.656%,  (TSFR3M +
2.262%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
5,065,934
Octagon Investment Partners 31,
LLC
3,200,000
9.077%,  (TSFR3M +
3.662%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
3,199,946
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
148,956
5.846%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
147,800
Sound Point CLO, Ltd.
3,200,000
7.927%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
3,129,155
Total 15,202,270
Basic Materials (1.0%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
a
233,911
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
a
2,022,914
Celanese US Holdings, LLC
2,800,000 6.550%,  11/15/2030 2,959,955
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 306,143
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
a
1,267,698
4,059,000 4.000%,  3/27/2027
a
3,941,587
2,700,000 2.500%,  9/1/2030
a,d
2,316,487
Olin Corporation
320,000 5.125%,  9/15/2027 310,252
Total 13,358,947
Capital Goods (5.0%)
BAE Systems plc
2,550,000 3.400%,  4/15/2030
a
2,352,926
1,600,000 1.900%,  2/15/2031
a
1,315,007
Boeing Company
1,750,000 5.805%,  5/1/2050 1,812,215
8,400,000 5.930%,  5/1/2060 8,698,116
3,500,000 5.705%,  5/1/2040 3,618,771
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,354,153
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,860,795
Howmet Aerospace, Inc.
4,750,000 3.000%,  1/15/2029 4,340,313
Principal
Amount Long-Term Fixed Income (96.1%) Value
Capital Goods (5.0%) - continued
$ 2,400,000 5.950%,  2/1/2037 $ 2,505,182
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,859,945
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 721,309
1,000,000 5.700%,  8/14/2033 1,058,001
John Deere Capital Corporation
4,500,000 5.150%,  9/8/2033 4,735,185
L3Harris Technologies, Inc.
2,750,000 5.400%,  1/15/2027 2,807,059
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,868,298
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,563,166
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028
a
2,884,988
2,800,000 6.300%,  2/15/2030
a
2,872,551
Republic Services, Inc.
5,100,000 4.875%,  4/1/2029 5,195,113
RTX Corporation
1,000,000 3.030%,  3/15/2052 690,038
1,150,000 6.400%,  3/15/2054 1,331,333
2,850,000 6.000%,  3/15/2031 3,036,084
1,150,000 6.100%,  3/15/2034 1,248,032
1,925,000 4.450%,  11/16/2038 1,770,224
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,716,365
Textron, Inc.
2,060,000 3.650%,  3/15/2027 1,977,013
Total 67,192,182
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
50,148
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
47,810
Total 47,810
Communications Services (7.9%)
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,710,728
3,100,000 1.875%,  10/15/2030 2,541,020
1,400,000 5.650%,  3/15/2033 1,454,859
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,694,403
2,481,000 4.300%,  2/15/2030 2,429,410
2,250,000 2.750%,  6/1/2031 1,972,522
4,487,000 2.550%,  12/1/2033 3,656,999
4,800,000 5.400%,  2/15/2034 4,950,361
3,190,000 4.300%,  12/15/2042 2,775,890
1,700,000 4.500%,  3/9/2048 1,482,935
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,100,000 5.000%,  2/1/2028
a
2,009,243
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,750,000 4.800%,  3/1/2050 2,902,770
2,800,000 4.908%,  7/23/2025 2,773,382
1,000,000 6.150%,  11/10/2026 1,022,329

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Communications Services (7.9%) - continued
$ 2,450,000 6.384%,  10/23/2035 $ 2,486,980
2,500,000 3.500%,  6/1/2041 1,767,018
Comcast Corporation
1,183,000 2.887%,  11/1/2051 800,242
2,650,000 4.600%,  10/15/2038 2,558,927
1,200,000 4.650%,  7/15/2042 1,125,644
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
a
2,591,495
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,089,817
2,200,000 4.300%,  2/15/2029 2,117,236
Discovery Communications, LLC
1,100,000 4.900%,  3/11/2026 1,096,831
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 2,167,668
2,500,000 4.800%,  5/15/2030 2,559,639
2,250,000 4.950%,  5/15/2033 2,322,268
Netflix, Inc.
3,731,000 5.875%,  11/15/2028 3,927,933
1,800,000 6.375%,  5/15/2029 1,957,063
4,300,000 4.875%,  6/15/2030
a
4,353,969
Paramount Global
3,750,000 6.250%,  2/28/2057
b
3,284,319
SBA Communications Corporation
320,000 3.125%,  2/1/2029 287,519
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 249,212
6,950,000 8.750%,  3/15/2032 8,578,128
Sprint Corporation
570,000 7.125%,  6/15/2024 572,472
Take-Two Interactive Software, Inc.
1,600,000 4.950%,  3/28/2028 1,611,856
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,204,734
1,800,000 3.500%,  4/15/2031 1,645,541
1,800,000 3.000%,  2/15/2041 1,347,044
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 3,240,130
2,600,000 4.000%,  3/22/2050 2,160,683
2,400,000 2.100%,  3/22/2028 2,171,051
1,591,000 1.680%,  10/30/2030 1,310,593
3,700,000 3.400%,  3/22/2041 2,945,354
Warnermedia Holdings, Inc.
3,300,000 5.141%,  3/15/2052 2,832,574
3,600,000 5.050%,  3/15/2042 3,173,691
Total 105,914,482
Consumer Cyclical (7.7%)
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,337,917
American Honda Finance
Corporation
4,350,000 5.800%,  10/3/2025 4,424,785
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
a
320,870
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
a
2,752,308
4,500,000 2.375%,  12/14/2028
a
4,008,300
Expedia Group, Inc.
5,400,000 3.250%,  2/15/2030 4,950,218
Principal
Amount Long-Term Fixed Income (96.1%) Value
Consumer Cyclical (7.7%) - continued
Ford Motor Company
$ 4,600,000 3.250%,  2/12/2032 $ 3,825,837
Ford Motor Credit Company, LLC
1,750,000 6.800%,  5/12/2028 1,827,788
2,300,000 7.350%,  3/6/2030 2,470,892
General Motors Company
2,425,000 6.800%,  10/1/2027 2,570,651
General Motors Financial
Company, Inc.
1,700,000 5.400%,  4/6/2026 1,710,777
4,550,000 6.400%,  1/9/2033
d
4,841,667
1,650,000 6.100%,  1/7/2034 1,698,855
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,110,631
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 2,421,025
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,273,103
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
a
2,411,129
5,600,000 6.200%,  9/21/2030
a
5,896,157
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,472,754
1,950,000 5.550%,  7/17/2045 1,304,033
Lennar Corporation
2,950,000 4.750%,  5/30/2025 2,930,621
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,782,323
4,750,000 2.625%,  4/1/2031 4,156,434
Marriott International, Inc./MD
5,650,000 4.625%,  6/15/2030 5,548,253
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,446,207
Nissan Motor Acceptance
Company, LLC
1,700,000 7.050%,  9/15/2028
a
1,793,549
Starbucks Corporation
4,000,000 4.800%,  2/15/2033
d
4,084,522
Tapestry, Inc.
1,150,000 7.000%,  11/27/2026 1,192,185
Target Corporation
2,750,000 2.950%,  1/15/2052 1,967,143
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,156,078
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,529,240
VICI Properties, LP/VICI Note
Company, Inc.
1,900,000 4.625%,  6/15/2025
a
1,866,275
640,000 4.500%,  9/1/2026
a
619,471
180,000 4.250%,  12/1/2026
a
173,225
3,500,000 5.750%,  2/1/2027
a
3,510,385
1,800,000 3.750%,  2/15/2027
a,d
1,699,117
180,000 4.625%,  12/1/2029
a
169,605
Volkswagen Group of America
Finance, LLC
4,000,000 6.450%,  11/16/2030
a
4,259,016
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 2,139,330
Total 102,652,676

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Consumer Non-Cyclical (10.5%)
Abbott Laboratories
$ 1,440,000 4.750%,  11/30/2036 $ 1,474,949
2,500,000 6.000%,  4/1/2039 2,872,010
AbbVie, Inc.
5,100,000 4.550%,  3/15/2035 5,001,338
3,100,000 4.300%,  5/14/2036 2,969,246
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 4,208,344
2,900,000 5.250%,  3/2/2033 2,973,175
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,710,000 4.700%,  2/1/2036 2,701,158
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,616,311
586,000 4.600%,  4/15/2048 554,633
2,700,000 4.439%,  10/6/2048 2,485,444
3,900,000 5.550%,  1/23/2049 4,190,982
AstraZeneca plc
3,400,000 2.125%,  8/6/2050
d
2,174,055
3,000,000 1.375%,  8/6/2030 2,493,980
BAT Capital Corporation
3,250,000 4.700%,  4/2/2027 3,216,878
3,500,000 2.259%,  3/25/2028 3,131,750
2,500,000 6.343%,  8/2/2030 2,624,759
1,900,000 7.750%,  10/19/2032 2,144,865
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,477,454
Bristol-Myers Squibb Company
1,150,000 6.250%,  11/15/2053 1,316,194
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
a,d
1,280,626
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 616,371
2,700,000 4.900%,  5/1/2033 2,716,289
CVS Health Corporation
3,250,000 5.625%,  2/21/2053 3,294,220
1,950,000 4.250%,  4/1/2050 1,628,628
1,900,000 5.125%,  2/21/2030 1,929,468
2,800,000 2.125%,  9/15/2031 2,318,061
Eli Lilly & Company
1,970,000 4.950%,  2/27/2063 2,040,590
2,250,000 4.700%,  2/27/2033 2,307,248
HCA, Inc.
2,500,000 5.875%,  2/15/2026 2,521,262
3,000,000 5.625%,  9/1/2028 3,070,102
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
a
2,575,617
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
4,200,000 4.375%,  2/2/2052 3,126,665
1,200,000 5.500%,  1/15/2030 1,179,332
2,350,000 3.625%,  1/15/2032 2,014,590
3,400,000 3.000%,  5/15/2032 2,768,148
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053 1,810,537
1,600,000 5.000%,  3/22/2030
d
1,651,415
Kraft Heinz Foods Company
450,000 3.750%,  4/1/2030 429,946
230,000 5.000%,  6/4/2042 221,548
Principal
Amount Long-Term Fixed Income (96.1%) Value
Consumer Non-Cyclical (10.5%) - continued
$ 1,770,000 4.375%,  6/1/2046 $ 1,544,837
Mattel, Inc.
1,750,000 3.375%,  4/1/2026
a
1,664,188
3,000,000 5.450%,  11/1/2041 2,701,790
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,098,773
Nestle Holdings, Inc.
4,250,000 4.950%,  3/14/2030
a
4,377,753
2,900,000 4.850%,  3/14/2033
a
2,976,252
Newell Brands, Inc.
1,600,000 5.200%,  4/1/2026 1,577,937
Pfizer Investment Enterprises Pte,
Ltd.
2,325,000 5.300%,  5/19/2053 2,373,556
3,450,000 5.340%,  5/19/2063 3,483,116
1,167,000 4.750%,  5/19/2033 1,169,620
Philip Morris International, Inc.
4,800,000 5.125%,  2/15/2030 4,878,336
4,500,000 5.500%,  9/7/2030 4,663,732
2,935,000 5.750%,  11/17/2032 3,080,168
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,460,248
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
a
2,554,652
Royalty Pharma plc
2,050,000 1.750%,  9/2/2027 1,838,296
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
985,107
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,118,626
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 2,002,253
Total 139,677,428
Energy (5.6%)
BP Capital Markets America, Inc.
5,250,000 3.001%,  3/17/2052 3,682,856
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 617,140
Cheniere Energy Partners, LP
7,310,000 4.500%,  10/1/2029 6,991,773
2,000,000 4.000%,  3/1/2031 1,818,285
1,900,000 5.950%,  6/30/2033
a
1,950,806
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
a
1,104,125
3,100,000 4.375%,  1/15/2028 3,001,491
Energy Transfer, LP
1,500,000 6.500%,  11/15/2026
b,e
1,425,420
3,480,000 4.200%,  4/15/2027 3,380,771
3,500,000 4.000%,  10/1/2027 3,369,434
2,900,000 3.750%,  5/15/2030 2,693,019
Enterprise Products Operating,
LLC
1,350,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
b
1,341,581
Halliburton Company
3,300,000 4.850%,  11/15/2035 3,247,799
Hess Corporation
1,600,000 4.300%,  4/1/2027 1,583,048

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Energy (5.6%) - continued
MPLX, LP
$ 2,500,000 4.800%,  2/15/2029 $ 2,482,155
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,190,540
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,722,285
ONEOK, Inc.
900,000 5.650%,  11/1/2028 931,677
Ovintiv, Inc.
2,056,000 5.375%,  1/1/2026 2,056,039
1,600,000 5.650%,  5/15/2028 1,632,545
Phillips 66 Company
2,750,000 4.950%,  12/1/2027 2,773,100
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,529,186
Plains All American Pipeline, LP/
PAA Finance Corporation
2,700,000 3.800%,  9/15/2030 2,484,522
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
a
2,669,812
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,210,960
TransCanada PipeLines, Ltd.
1,750,000 4.625%,  3/1/2034 1,656,754
Western Gas Partners, LP
4,700,000 4.650%,  7/1/2026 4,617,627
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,645,733
2,450,000 7.500%,  1/15/2031 2,770,195
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,816,660
Total 75,397,338
Financials (35.2%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b,d
3,159,675
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025
d
1,924,073
1,500,000 4.625%,  10/15/2027 1,468,752
2,800,000 3.875%,  1/23/2028 2,668,342
4,100,000 6.150%,  9/30/2030 4,317,664
2,400,000 3.400%,  10/29/2033 2,060,814
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,e
3,680,963
1,850,000 3.625%,  4/1/2027 1,749,448
2,000,000 3.000%,  2/1/2030 1,774,337
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
713,619
Ally Financial, Inc.
2,390,000 5.750%,  11/20/2025
d
2,375,110
1,750,000 8.000%,  11/1/2031 1,917,125
American Express Company
2,300,000 6.489%,  10/30/2031
b
2,494,274
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,278,586
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
a,b
1,705,479
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (35.2%) - continued
Ares Capital Corporation
$ 3,600,000 3.875%,  1/15/2026 $ 3,458,349
1,800,000 2.875%,  6/15/2027
d
1,644,577
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,603,350
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
a,b
2,089,166
2,500,000 2.570%,  11/25/2035
a,b
2,016,217
Avolon Holdings Funding, Ltd.
300,000 5.250%,  5/15/2024
a
298,357
1,800,000 5.500%,  1/15/2026
a
1,788,356
1,500,000 4.250%,  4/15/2026
a
1,448,721
5,400,000 4.375%,  5/1/2026
a
5,225,005
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,087,380
3,600,000 5.294%,  8/18/2027 3,610,849
1,800,000 4.379%,  4/12/2028 1,748,239
Bank of America Corporation
3,950,000 3.705%,  4/24/2028
b
3,771,873
1,750,000 5.202%,  4/25/2029
b
1,760,826
1,800,000 4.271%,  7/23/2029
b
1,737,881
4,000,000 5.819%,  9/15/2029
b
4,129,095
1,825,000 3.974%,  2/7/2030
b
1,727,356
2,720,000 3.194%,  7/23/2030
b
2,466,239
5,200,000 1.922%,  10/24/2031
b
4,221,624
3,500,000 2.572%,  10/20/2032
b
2,901,751
1,800,000 2.972%,  2/4/2033
b
1,531,477
4,800,000 4.571%,  4/27/2033
b
4,575,272
1,800,000 4.244%,  4/24/2038
b
1,624,803
Bank of New York Mellon
Corporation
2,925,000 5.802%,  10/25/2028
b
3,032,591
2,800,000 4.543%,  2/1/2029
b
2,778,462
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
2,965,025
2,800,000 5.829%,  5/9/2027
b
2,825,039
1,150,000 9.625%,  12/15/2029
b,e
1,194,563
2,600,000 2.645%,  6/24/2031
b
2,192,213
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 4,201,436
1,950,000 4.250%,  1/15/2049 1,817,071
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,628,288
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,833,718
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
a
1,371,469
BNP Paribas SA
2,700,000 6.625%,  3/25/2024
a,b,e
2,679,791
1,650,000 8.500%,  8/14/2028
a,b,d,e
1,727,920
BPCE SA
2,690,000 5.150%,  7/21/2024
a
2,666,577
1,750,000 6.612%,  10/19/2027
a,b
1,800,799
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,332,001
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,637,166

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (35.2%) - continued
Centene Corporation
$ 160,000 4.250%,  12/15/2027 $ 154,169
480,000 4.625%,  12/15/2029 460,189
3,605,000 3.375%,  2/15/2030 3,234,515
3,000,000 2.500%,  3/1/2031 2,499,484
2,200,000 2.625%,  8/1/2031 1,825,389
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,d,e
2,514,605
2,300,000 6.196%,  11/17/2029
b
2,411,889
3,100,000 4.000%,  12/1/2030
b,e
2,448,410
Citigroup, Inc.
2,305,000 5.500%,  9/13/2025 2,315,497
2,490,000 4.450%,  9/29/2027 2,432,752
2,000,000 3.668%,  7/24/2028
b
1,906,059
3,000,000 4.075%,  4/23/2029
b
2,887,307
2,750,000 2.520%,  11/3/2032
b
2,266,868
5,900,000 3.057%,  1/25/2033
b
5,033,772
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,d,e
1,977,859
Corebridge Financial, Inc.
1,050,000 3.650%,  4/5/2027 1,009,786
1,650,000 3.850%,  4/5/2029 1,554,796
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
a
1,699,898
CoreStates Capital III
2,440,000
6.211%,  (TSFR3M +
0.832%), 2/15/2027
a,b
2,324,146
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,027,848
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
a,b,e
2,385,872
Credit Suisse Group AG
2,450,000 5.250%,  8/11/2024
a,b,e,f
281,750
2,500,000 7.250%,  9/12/2025
a,b,e,f
287,500
1,950,000 7.500%,  7/17/2028
*,b,e,f
224,250
Danske Bank AS
2,850,000 3.773%,  3/28/2025
a,b
2,835,156
Deutsche Bank AG/New York, NY
2,200,000 2.311%,  11/16/2027
b
2,011,661
Discover Bank
3,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,361,533
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,752,255
1,250,000 6.100%,  10/15/2052 1,417,020
2,000,000 4.750%,  2/15/2033 2,000,689
EPR Properties
1,976,000 4.950%,  4/15/2028 1,873,289
3,700,000 3.750%,  8/15/2029 3,253,721
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,045,296
2,600,000 5.900%,  1/15/2031 2,713,679
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
1,885,646
First Horizon National Corporation
2,625,000 4.000%,  5/26/2025 2,538,719
First-Citizens Bank & Trust
Company
5,350,000 6.125%,  3/9/2028 5,443,009
FS KKR Capital Corporation
4,848,000 4.250%,  2/14/2025
a
4,719,782
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (35.2%) - continued
Glitnir HoldCo ehf., Convertible
$ 362 Zero Coupon,  12/31/2030
g,h
$ 0
Goldman Sachs Group, Inc.
2,700,000 4.950%,  2/10/2025
b,e
2,578,175
3,100,000 3.691%,  6/5/2028
b
2,961,854
3,750,000 3.814%,  4/23/2029
b
3,560,134
4,600,000 4.223%,  5/1/2029
b
4,449,704
7,300,000 3.102%,  2/24/2033
b
6,266,426
HSBC Holdings plc
3,470,000 4.041%,  3/13/2028
b
3,342,692
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,653,309
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,194,884
1,350,000 4.350%,  6/15/2029 1,341,761
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,329,622
1,750,000 5.450%,  8/15/2030 1,763,596
1,500,000 2.000%,  8/15/2031 1,193,642
J.P. Morgan Chase & Company
1,850,000
8.889%,  (TSFR3M +
3.512%), 2/1/2024
b,d,e
1,860,786
1,750,000 6.070%,  10/22/2027
b
1,800,246
3,350,000 5.299%,  7/24/2029
b
3,399,282
2,300,000 6.087%,  10/23/2029
b
2,418,250
2,200,000 2.956%,  5/13/2031
b
1,933,302
1,200,000 2.580%,  4/22/2032
b
1,015,003
2,900,000 2.545%,  11/8/2032
b
2,419,697
2,700,000 2.963%,  1/25/2033
b
2,313,461
4,800,000 4.586%,  4/26/2033
b
4,637,498
3,700,000 4.912%,  7/25/2033
b
3,658,301
2,500,000 5.717%,  9/14/2033
b
2,586,749
KeyBank NA/Cleveland, OH
2,225,000 4.150%,  8/8/2025 2,156,861
KeyCorp
2,900,000 2.250%,  4/6/2027 2,611,042
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,337,138
Kimco Realty OP, LLC
1,750,000 6.400%,  3/1/2034 1,918,777
Lloyds Banking Group plc
1,900,000 2.438%,  2/5/2026
b
1,833,268
910,000 4.650%,  3/24/2026 892,257
2,000,000 5.985%,  8/7/2027
b
2,035,098
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,614,507
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,976,299
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
a
4,333,323
Mitsubishi UFJ Financial Group,
Inc.
1,165,000 5.541%,  4/17/2026
b
1,167,296
1,700,000 8.200%,  1/15/2029
b,d,e
1,844,488
2,750,000 5.133%,  7/20/2033
b
2,791,195
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,712,216
Morgan Stanley
1,860,000
8.806%,  (TSFR3M +
3.422%), 12/15/2025
b,e
1,900,530

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (35.2%) - continued
$ 2,510,000 4.350%,  9/8/2026 $ 2,463,225
1,500,000 5.123%,  2/1/2029
b
1,506,821
1,300,000 5.449%,  7/20/2029
b
1,324,637
3,350,000 3.622%,  4/1/2031
b
3,086,109
2,350,000 1.794%,  2/13/2032
b
1,876,528
3,000,000 2.943%,  1/21/2033
b
2,551,975
1,050,000 4.889%,  7/20/2033
b
1,023,823
3,600,000 6.342%,  10/18/2033
b
3,881,878
1,400,000 6.627%,  11/1/2034
b
1,549,875
2,100,000 5.297%,  4/20/2037
b
2,043,504
Nationwide Building Society
1,356,000 4.000%,  9/14/2026
a
1,301,296
2,800,000 6.557%,  10/18/2027
a,b
2,898,097
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
a
2,184,231
NatWest Group plc
1,000,000 3.754%,  11/1/2029
b
975,463
3,600,000 3.032%,  11/28/2035
b
2,986,129
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
a
3,104,625
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,135,529
Nomura Holdings, Inc.
3,500,000 5.709%,  1/9/2026 3,531,885
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,242,675
1,625,000 3.625%,  10/1/2029 1,432,551
PNC Financial Services Group,
Inc.
2,300,000 6.615%,  10/20/2027
b
2,385,840
3,500,000 6.250%,  3/15/2030
b,e
3,262,587
4,000,000 5.068%,  1/24/2034
b
3,913,843
4,250,000 6.875%,  10/20/2034
b
4,718,085
Prologis, LP
1,750,000 1.750%,  2/1/2031
d
1,453,285
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,240,550
1,725,000 5.200%,  3/15/2044
b
1,716,375
2,750,000 3.700%,  10/1/2050
b
2,384,087
Public Storage Operating
Company
1,750,000 5.125%,  1/15/2029 1,805,730
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,499,892
2,250,000 3.700%,  6/15/2030 2,092,008
RGA Global Funding
4,500,000 6.000%,  11/21/2028
a
4,665,657
Simon Property Group, LP
2,850,000 6.650%,  1/15/2054 3,356,219
Societe Generale SA
2,850,000 10.000%,  11/14/2028
a,b,e
3,045,265
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,687,120
3,250,000 3.400%,  1/15/2030 2,958,922
1,850,000 3.200%,  2/15/2031 1,633,043
Standard Chartered plc
2,900,000 0.991%,  1/12/2025
a,b
2,895,766
Sumitomo Mitsui Financial Group,
Inc.
4,100,000 5.808%,  9/14/2033 4,380,976
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (35.2%) - continued
Synchrony Financial
$ 450,000 4.250%,  8/15/2024 $ 445,052
Toronto-Dominion Bank
1,750,000 5.532%,  7/17/2026 1,783,248
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,424,658
1,762,000 5.125%,  12/15/2027
b,e
1,484,844
U.S. Bancorp
2,650,000 5.727%,  10/21/2026
b
2,667,142
2,850,000 5.775%,  6/12/2029
b
2,927,959
UBS Group AG
1,450,000 4.875%,  2/12/2027
a,b,e
1,306,047
3,100,000 4.282%,  1/9/2028
a
3,002,628
6,100,000 3.869%,  1/12/2029
a,b
5,750,257
250,000 3.091%,  5/14/2032
a,b
212,917
8,550,000 6.537%,  8/12/2033
a,b
9,124,190
1,650,000 9.250%,  11/13/2033
a,b,e
1,828,637
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,925,393
3,600,000 4.950%,  5/15/2062 3,550,917
1,240,000 4.750%,  7/15/2045 1,203,877
1,975,000 4.450%,  12/15/2048 1,807,492
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
3,052,859
3,500,000 7.625%,  9/15/2028
b,d,e
3,672,589
2,000,000 6.303%,  10/23/2029
b
2,107,844
4,250,000 4.478%,  4/4/2031
b
4,105,698
3,300,000 4.897%,  7/25/2033
b
3,214,776
2,600,000 6.491%,  10/23/2034
b
2,828,508
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,830,388
3,150,000 2.963%,  11/16/2040 2,180,981
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,560,314
Total 470,453,208
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
a
949,097
4,800,000 6.000%,  2/22/2033
a
4,728,000
Total 5,677,097
Mortgage-Backed Securities (1.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,411,838 5.500%,  7/1/2053 22,653,095
Total 22,653,095
Technology (5.2%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,306,474
2,250,000 3.950%,  8/8/2052 1,969,185
1,920,000 3.750%,  9/12/2047 1,638,826
Broadcom, Inc.
2,332,000 3.469%,  4/15/2034
a
2,028,852
3,600,000 3.137%,  11/15/2035
a
2,955,542
4,550,000 3.187%,  11/15/2036
a
3,687,112
2,700,000 4.926%,  5/15/2037
a
2,612,872

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Technology (5.2%) - continued
Dell International, LLC/EMC
Corporation
$ 1,300,000 6.100%,  7/15/2027 $ 1,351,204
464,000 8.350%,  7/15/2046 609,355
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,408,108
Fiserv, Inc.
3,000,000 2.650%,  6/1/2030 2,637,427
3,500,000 5.600%,  3/2/2033 3,653,551
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,107,188
1,700,000 5.400%,  8/15/2032 1,716,571
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,677,520
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,894,270
2,100,000 2.950%,  4/15/2031 1,835,118
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,807,167
Microsoft Corporation
2,000,000 2.500%,  9/15/2050
a
1,350,358
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,852,216
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,329,145
1,900,000 4.300%,  6/18/2029 1,845,892
2,650,000 3.250%,  5/11/2041 2,019,677
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,300,920
3,600,000 3.950%,  3/25/2051 2,819,035
4,200,000 6.150%,  11/9/2029 4,518,162
3,300,000 6.250%,  11/9/2032 3,590,020
2,700,000 4.300%,  7/8/2034 2,521,035
2,650,000 4.000%,  7/15/2046 2,124,088
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 2,968,802
VMware, LLC
3,100,000 2.200%,  8/15/2031 2,568,698
Total 69,704,390
Transportation (2.3%)
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,850,000 5.500%,  4/20/2026
a
1,836,655
2,100,000 5.750%,  4/20/2029
a
2,047,001
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,915,976
2,700,000 4.050%,  6/15/2048 2,335,544
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,724,085
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
4,100,000 4.750%,  10/20/2028
a
4,032,303
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
a
2,643,131
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,932,703
Mileage Plus Holdings, LLC
3,850,000 6.500%,  6/20/2027
a
3,860,930
Principal
Amount Long-Term Fixed Income (96.1%) Value
Transportation (2.3%) - continued
Norfolk Southern Corporation
$ 5,250,000 4.450%,  3/1/2033
d
$ 5,181,648
Southwest Airlines Company
2,125,000 2.625%,  2/10/2030 1,855,916
United Airlines Pass Through Trust
879,802 3.750%,  9/3/2026 838,185
United Airlines, Inc.
350,000 4.375%,  4/15/2026
a
341,042
300,000 4.625%,  4/15/2029
a
280,571
Total 30,825,690
U.S. Government & Agencies (5.0%)
U.S. Treasury Bonds
20,900,000 3.625%,  5/15/2053 19,322,703
1,850,000 4.000%,  11/15/2042 1,797,896
11,000,000 3.875%,  2/15/2043 10,487,813
5,500,000 4.375%,  8/15/2043 5,614,297
U.S. Treasury Notes
2,700,000 4.625%,  11/15/2026 2,742,609
2,850,000 4.375%,  12/15/2026 2,877,832
2,700,000 4.375%,  11/30/2028 2,762,859
5,400,000 4.375%,  11/30/2030 5,552,719
9,230,000 3.500%,  2/15/2033 8,950,576
5,800,000 4.500%,  11/15/2033 6,089,094
Total 66,198,398
Utilities (7.5%)
AEP Transmission Company, LLC
1,500,000 5.400%,  3/15/2053 1,558,661
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b,d
2,685,686
1,750,000 5.625%,  3/1/2033 1,823,133
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,302,262
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,634,797
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 2,255,108
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,324,782
CenterPoint Energy, Inc.
2,250,000 2.950%,  3/1/2030 1,988,898
2,150,000 2.650%,  6/1/2031 1,833,136
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,931,921
2,750,000 4.125%,  5/15/2049 2,297,135
Constellation Energy Generation,
LLC
2,600,000 5.800%,  3/1/2033 2,732,793
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,d,e
2,138,237
2,650,000 4.350%,  1/15/2027
b,e
2,349,796
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,324,947
2,250,000 3.500%,  6/15/2051 1,652,933
4,000,000 5.000%,  8/15/2052 3,733,900

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Utilities (7.5%) - continued
$ 2,700,000 3.750%,  9/1/2046 $ 2,080,333
Edison International
5,100,000 5.750%,  6/15/2027 5,207,623
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
a
1,529,873
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,952,846
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,455,223
FirstEnergy Corporation
3,480,000 4.150%,  7/15/2027 3,347,080
2,800,000 5.100%,  7/15/2047 2,563,314
FirstEnergy Transmission, LLC
3,300,000 2.866%,  9/15/2028
a
2,992,032
3,150,000 5.450%,  7/15/2044
a
3,043,042
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,169,665
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,049,073
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,377,578
Nevada Power Company
825,000 6.000%,  3/15/2054 905,085
NextEra Energy Capital Holdings,
Inc.
2,400,000 5.749%,  9/1/2025 2,422,706
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,655,047
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,814,350
NRG Energy, Inc.
1,700,000 4.450%,  6/15/2029
a
1,604,025
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,063,867
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,773,305
4,300,000 4.550%,  7/1/2030 4,095,226
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,572,063
San Diego Gas & Electric
Company
2,200,000 4.150%,  5/15/2048 1,872,290
Sempra
2,700,000 3.250%,  6/15/2027 2,558,983
Southern Company
2,500,000 5.700%,  10/15/2032 2,624,477
1,700,000 4.000%,  1/15/2051
b
1,616,433
2,150,000 3.750%,  9/15/2051
b
1,957,581
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
a
1,789,829
1,800,000 5.125%,  5/13/2025
a
1,782,495
Total 99,443,569
Total Long-Term Fixed Income
(cost $1,357,950,875) 1,284,398,580
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
26,192,317 Thrivent Cash Management Trust $ 26,192,317
Total Collateral Held for
Securities Loaned
(cost $26,192,317) 26,192,317
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC
i
3,941
Total 3,941
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $5,112) 3,941
Shares or
Principal
Amount Short-Term Investments ( 2.7% ) Value
Federal Home Loan Bank Discount
Notes
800,000 5.322%, 1/16/2024
j,k
797,916
700,000 5.330%, 1/17/2024
j,k
698,075
Thrivent Core Short-Term Reserve
Fund
3,228,537 5.730% 32,285,371
U.S. Treasury Bills
1,700,000 5.233%, 3/14/2024
j,l
1,682,359
Total Short-Term Investments
(cost $35,463,901) 35,463,721
Total Investments (cost
$1,419,612,205) 100.8% $1,346,058,559
Other Assets and Liabilities, Net
(0.8%) (10,291,368)
Total Net Assets 100.0% $1,335,767,191

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $226,737,626 or
17.0% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of December 31, 2023 was $3,200,549 or
0.24% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,950,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 25,255,363
Total lending $25,255,363
Gross amount payable upon return of
collateral for securities loaned $26,192,317
Net amounts due to counterparty $936,954
Definitions:
CLO - Collateralized Loan Obligation
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 23,683,479
Gross unrealized depreciation (99,649,333)
Net unrealized appreciation (depreciation) $ (75,965,854)
Cost for federal income tax purposes $ 1,423,669,144

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,202,270 – 15,202,270 –
Basic Materials 13,358,947 – 13,358,947 –
Capital Goods 67,192,182 – 67,192,182 –
Collateralized Mortgage Obligations 47,810 – 47,810 –
Communications Services 105,914,482 – 105,914,482 –
Consumer Cyclical 102,652,676 – 102,652,676 –
Consumer Non-Cyclical 139,677,428 – 139,677,428 –
Energy 75,397,338 – 75,397,338 –
Financials^ 470,453,208 – 470,453,208 –
Foreign Government 5,677,097 – 5,677,097 –
Mortgage-Backed Securities 22,653,095 – 22,653,095 –
Technology 69,704,390 – 69,704,390 –
Transportation 30,825,690 – 30,825,690 –
U.S. Government & Agencies 66,198,398 – 66,198,398 –
Utilities 99,443,569 – 99,443,569 –
Common Stock
Communications Services 3,941 – 3,941 –
Financials^ 0 – – 0
Short-Term Investments 3,178,350 – 3,178,350 –
Subtotal Investments in Securities $1,287,580,871 $– $1,287,580,871 $0
Other Investments  * Total
Affiliated Short-Term Investments 32,285,371
Collateral Held for Securities Loaned 26,192,317
Subtotal Other Investments $58,477,688
Total Investments at Value $1,346,058,559
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,938,649 2,938,649 – –
Total Asset Derivatives $2,938,649 $2,938,649 $– $–
Liability Derivatives
Credit Default Swaps 1,293,918 – 1,293,918 –
Total Liability Derivatives $1,293,918 $– $1,293,918 $–

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $1,495,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 164 March 2024 $ 18,842,529 $ 1,647,221
Ultra 10-Yr. U.S. Treasury Note 225 March 2024 25,262,089 1,291,428
Total Futures Long Contracts $ 44,104,618 $ 2,938,649
Total Futures Contracts $ 44,104,618 $2,938,649
The following table presents Income Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $1,682,359 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 25,740,000 $ – ( $ 1,293,918) ( $ 1,293,918)
Total Credit Default Swaps $– ($1,293,918) ($1,293,918)
1 As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,938,649
Total Interest Rate Contracts 2,938,649
Total Asset Derivatives $2,938,649
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,293,918
Total Credit Contracts 1,293,918
Total Liability Derivatives $1,293,918
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (334,159)
Total Interest Rate Contracts
(334,159)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,005,970)
Total Credit Contracts
(1,005,970)
Total ($1,340,129)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,932,174
Total Interest Rate Contracts 2,932,174
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (307,313)
Total Credit Contracts (307,313)
Total $2,624,861
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $50,649,145
Futures - Short (1,679,106)
Credit Contracts
Credit Default Swaps - Buy Protection (543,132)

Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $52,657 $374,745 $395,117 $32,285 3,229 2.4%
Total Affiliated Short-Term Investments 52,657 32,285 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,764 150,681 132,253 26,192 26,192 2.0
Total Collateral Held for Securities Loaned 7,764 26,192 2.0
Total Value $60,421 $58,477
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $0 ($0) $ – $2,125
Total Income/Non Cash Income from Affiliated
Investments $2,125
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 184
Total Affiliated Income from Securities Loaned, Net $184
Total Value $0 ($0) $ –

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.3% ) Value
Australia (6.2%)
25,195 ALS, Ltd. $ 220,683
2,239 Altium, Ltd. 71,374
239,993 AMP, Ltd. 152,149
15,011 Ansell, Ltd. 257,531
330,059 Aristocrat Leisure, Ltd. 9,170,199
332,377 Aurizon Holdings, Ltd. 860,502
74,073 Australia and New Zealand
Banking Group, Ltd. 1,308,723
386,145 BHP Group, Ltd. 13,192,487
593,654 BlueScope Steel, Ltd. 9,464,306
231,954 Brambles, Ltd. 2,149,954
24,410 Brickworks, Ltd. 465,054
24,606 Capricorn Metals, Ltd.
a
78,877
62,061 CAR Group, Ltd. 1,315,151
66,494 Charter Hall Retail REIT 163,485
51,798 Collins Foods, Ltd. 417,726
55,402 Computershare, Ltd. 922,741
450,563 Core Lithium, Ltd.
a
76,667
84,182 CSL, Ltd. 16,411,196
20,687 Data#3, Ltd. 118,984
72,190 Deterra Royalties, Ltd. 259,358
173,766 Fortescue, Ltd. 3,426,201
148,220 GrainCorp, Ltd. 737,023
134,802 Growthpoint Properties Australia,
Ltd. 213,848
6,827 Hansen Technologies, Ltd. 23,699
57,368 Helia Group, Ltd. 170,165
4,206 HUB24, Ltd. 103,188
1,416 Iluka Resources, Ltd. 6,370
34,098 Incitec Pivot, Ltd. 66,043
405,116 Independence Group NL 2,496,780
31,263 Inghams Group, Ltd. 84,414
97,919 IRESS, Ltd. 542,917
45,514 JB Hi-Fi, Ltd. 1,644,828
7,247 Johns Lyng Group, Ltd. 30,226
1,278,528 Lottery Corporation, Ltd. 4,218,621
1,400 Nick Scali, Ltd. 11,758
278,413 Nine Entertainment Company
Holdings, Ltd. 383,080
42,383 NRW Holdings, Ltd. 86,096
12,241 Nufarm, Ltd. 43,591
245,867 Orora, Ltd. 436,091
249,059 Perseus Mining, Ltd. 313,273
4,770 PEXA Group, Ltd.
a
36,040
45,871 Premier Investments, Ltd. 862,402
793,701 Qantas Airways, Ltd.
a
2,907,338
47,523 Reliance Worldwide Corporation,
Ltd. 143,564
50,916 Rio Tinto, Ltd. 4,714,707
11,057 Seven Group Holdings, Ltd. 278,323
57,592 Sonic Healthcare, Ltd. 1,258,427
102,350 South32, Ltd. 231,479
12,614 Super Retail Group, Ltd. 135,554
204,651 Tabcorp Holdings, Ltd. 116,534
32,449 Technology One, Ltd. 339,649
365,320 Ventia Services Group Pty, Ltd. 781,886
92,159 Waypoint REIT, Ltd. 153,115
33,814 Wesfarmers, Ltd. 1,314,989
37,928 Whitehaven Coal, Ltd. 192,475
Total 85,581,841
Austria (0.2%)
29,038 BAWAG Group AG
b
1,536,720
25,463 OMV AG 1,117,129
Shares Common Stock (95.3%) Value
Austria (0.2%) - continued
3,183 Verbund AG $ 294,973
Total 2,948,822
Belgium (0.7%)
7,691 Bekaert SA 395,297
52,044 Groupe Bruxelles Lambert SA 4,098,607
1,706 Melexis NV 171,944
35,359 Solvay SA 1,083,714
35,359 Syensqo SA
a
3,679,391
801 Titan Cement International SA 18,967
5,509 UCB SA 480,227
Total 9,928,147
Bermuda (0.2%)
90,000 Cafe de Coral Holdings, Ltd. 103,869
13,100 Hongkong Land Holdings, Ltd. 45,563
51,500 Jardine Matheson Holdings, Ltd. 2,122,315
3,714 Stolt-Nielsen, Ltd. 113,795
460,000 Theme International Holdings, Ltd.
a
28,280
Total 2,413,822
Brazil (0.6%)
19,900 Ambev SA 56,247
49,700 Azul SA
a
163,805
52,300 B3 SA - Brasil Bolsa Balcao 156,655
8,300 Banco ABC Brasil SA 42,785
44,710 Banco Bradesco SA ADR 156,485
1,000 Banco BTG Pactual SA 7,742
42,800 Banco do Brasil SA 488,038
12,617 Centrais Eletricas Brasileiras SA
ADR 108,759
6,451 Companhia Paranaense de Energia
ADR 54,704
1,613 Companhia Paranaense de Energia
ADR
a
12,692
24,512 Companhia Siderurgica Nacional
SA ADR 96,332
58,700 CPFL Energia SA 465,361
29,200 Dexco SA 48,510
30,600 Enauta Participacoes SA 126,555
43,070 Gerdau SA ADR 208,890
34,900 Hidrovias do Brasil SA
a
28,307
24,800 Hypera SA 182,518
72,900 Iochpe-Maxion SA 193,446
128,433 Itau Unibanco Holding SA ADR 892,609
213,495 Itausa SA 455,769
23,045 Jalles Machado SA 37,194
45,100 JBS S/A 231,275
3,827 Localiza Rent a Car SA 50,106
13 Localiza Rent a Car SA, Rights
a,c
54
31,500 Metalurgica Gerdau SA 70,424
14,700 Movida Participacoes SA 35,981
57,578 Petroleo Brasileiro SA 441,412
24,701 Petroleo Brasileiro SA ADR 394,475
37,500 PRIO SA/Brazil 355,500
55,300 Randon SA Implementos e
Participacoes 145,718
56,100 Telefonica Brasil SA 617,174
164,000 TIM SA/Brazil 605,344
60,042 Vale SA ADR 952,266
34,600 Vibra Energia SA 162,116

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Brazil (0.6%) - continued
2,700 WEG SA $ 20,516
Total 8,065,764
Canada (8.5%)
15,556 Agnico Eagle Mines, Ltd. 852,906
147,016 Air Canada
a
2,073,679
89,870 Alimentation Couche-Tard, Inc. 5,292,296
52,670 ATCO, Ltd. 1,537,111
49,177 Bank of Montreal 4,865,927
55,198 Bank of Nova Scotia 2,686,896
57,264 Barrick Gold Corporation 1,034,603
6,695 Boralex, Inc. 170,173
715 Boyd Group Services, Inc. 150,274
10,405 BRP, Inc. 744,577
9,636 Canadian Apartment Properties
REIT 354,882
38,848 Canadian Imperial Bank of
Commerce 1,870,497
106,273 Canadian National Railway
Company 13,357,812
183,346 Canadian Utilities, Ltd. 4,412,591
19,944 Canadian Western Bank 464,640
75,078 Capital Power Corporation 2,144,033
4,251 CCL Industries, Inc. 191,175
53,935 CGI, Inc.
a
5,777,950
14,593 Cogeco Communications, Inc. 653,632
1,257 Constellation Software, Inc./Canada 3,116,550
8,889 Descartes Systems Group, Inc.
a
746,849
21,109 Dollarama, Inc. 1,521,225
18,698 Dream Industrial REIT 196,992
22,060 Finning International, Inc. 637,968
1,621 FirstService Corporation 262,592
82,746 Fortis, Inc. 3,404,011
3,973 Franco-Nevada Corporation 440,248
7,271 George Weston, Ltd. 902,667
72,903 Hydro One, Ltd. 2,184,257
1,781 iA Financial Corporation, Inc. 121,412
4,122 IGM Financial, Inc. 108,910
32,450 Imperial Oil, Ltd. 1,848,478
18,317 Intact Financial Corporation 2,818,085
19,725 InterRent REIT 196,945
27,976 Laurentian Bank of Canada 588,424
38,912 Loblaw Companies, Ltd. 3,767,127
416,942 Manulife Financial Corporation 9,213,284
26,305 MEG Energy Corporation
a
469,899
78,700 Metro, Inc./CN 4,073,833
23,970 National Bank of Canada 1,827,078
88,717 Power Corporation of Canada 2,536,876
81,668 Royal Bank of Canada 8,258,943
31,918 Russel Metals, Inc. 1,084,689
16,755 Shopify, Inc.
a
1,305,215
13,890 Sun Life Financial, Inc. 720,366
93,010 Superior Plus Corporation 675,964
7,380 Teck Resources, Ltd. 311,953
18,529 Thomson Reuters Corporation 2,709,047
8,797 TMX Group, Ltd. 212,780
39,714 Toromont Industries, Ltd. 3,479,714
99,134 Toronto-Dominion Bank 6,405,685
118,899 TransAlta Corporation 988,843
27,778 Tricon Residential, Inc. 252,823
5,926 West Fraser Timber Company, Ltd. 506,978
Shares Common Stock (95.3%) Value
Canada (8.5%) - continued
11,080 Wheaton Precious Metals
Corporation $ 546,687
Total 117,079,051
Cayman Islands (1.3%)
295,500 Alibaba Group Holding, Ltd. 2,846,416
33,300 ASMPT, Ltd. 317,540
8,087 Baidu.com, Inc. ADR
a
963,081
209,000 China Feihe, Ltd.
b
114,352
111,000 China Mengniu Dairy Company,
Ltd. 299,024
214,000 China Resources Building Materials
Technology Holdings, Ltd. 46,637
138,000 Chow Tai Fook Jewellery Group,
Ltd. 205,594
154,000 Consun Pharmaceutical Group,
Ltd. 94,074
63,000 Geely Automobile Holdings, Ltd. 69,401
32,263 Hello Group, Inc. ADR 224,228
45,883 JD.com, Inc. 662,692
6,704 JOYY, Inc. ADR 266,149
27,233 KE Holdings, Inc. ADR 441,447
12,000 Kingboard Holdings, Ltd. 28,699
165,000 Li Ning Company, Ltd. 442,800
20,837 Lufax Holding, Ltd. ADR 63,970
63,352 Meituan
a,b
665,119
17 Mynd.ai, Inc. ADR 94
17,000 NetDragon Websoft Holdings, Ltd. 26,943
2,047 NetEase, Inc. ADR 190,698
9,834 PDD Holdings, Inc. ADR
a
1,438,813
126,000 Seazen Group, Ltd.
a
20,524
1,130,500 Shui On Land, Ltd. 104,346
196,000 Sino Biopharmaceutical, Ltd. 87,189
57,700 Sunny Optical Technology (Group)
Company, Ltd. 524,544
21,779 TAL Education Group ADR
a
275,069
124,124 Tencent Holdings, Ltd. 4,686,286
66,879 Tencent Music Entertainment Group
ADR
a
602,580
92,800 Tongcheng Travel Holdings, Ltd.
a
171,870
165,000 Topsports International Holdings,
Ltd.
b
128,668
124,000 VSTECS Holdings, Ltd. 69,860
1,091,500 WH Group, Ltd.
b
704,890
225,400 Xiaomi Corporation
a,b
451,351
61,000 Zhongsheng Group Holdings, Ltd. 146,109
Total 17,381,057
Chile (<0.1%)
1,247 Banco de Chile ADR 28,781
968 Banco de Credito e Inversiones SA 26,205
73,456 Cencosud SA 137,989
880,936 Colbun SA 139,788
34,212 Embotelladora Andina SA 85,043
37,897 Empresas CMPC SA 73,126
61,241 S.A.C.I. Falabella
a
152,942
Total 643,874
China (1.0%)
2,816,700 Agricultural Bank of China, Ltd. 1,445,631
642,400 Aluminum Corporation of China,
Ltd., Class A 510,910
936,000 Aluminum Corporation of China,
Ltd., Class H 467,940

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
China (1.0%) - continued
59,500 Anhui Conch Cement Company,
Ltd., Class H $ 137,395
1,239,000 Bank of China, Ltd., Class A 697,061
118,000 Bank of China, Ltd., Class H 44,838
736,700 Bank of Communications
Company, Ltd. 596,387
848,900 Baoshan Iron & Steel Company,
Ltd. 709,990
706,400 BOE Technology Group Company,
Ltd. 388,457
4,000 BYD Company, Ltd., Class H 110,339
1,278,000 CGN Power Company, Ltd.
b
334,022
231,000 China Cinda Asset Management
Company, Ltd. 23,078
103,200 China Construction Bank
Corporation, Class A 94,759
166,000 China Construction Bank
Corporation, Class H 98,745
10,300 China International Capital
Corporation, Ltd. 55,267
129,300 China Merchants Securities
Company, Ltd. 248,745
2,400 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 3,229
512,000 China National Building Material
Company, Ltd. 219,256
971,100 China Petroleum & Chemical
Corporation, Class H 508,909
391,000 China Railway Group, Ltd. 174,343
12,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 90,477
2,000 China Tourism Group Duty Free
Corporation, Ltd.
b
19,662
140,300 China United Network
Communications, Ltd. 86,613
3,600 CITIC Securities Company, Ltd.,
Class A 10,345
642,000 CMOC Group, Ltd. 351,225
137,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 138,252
953,000 CRRC Corporation, Ltd. 420,103
264,700 Foxconn Industrial Internet
Company, Ltd. 563,891
24,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
120,763
26,800 GF Securities Company, Ltd., Class
H 32,093
23,000 Great Wall Motor Company, Ltd.,
Class H 29,899
94,700 Gree Electric Appliances, Inc. of
Zhuhai 429,884
1,116,100 Greenland Holdings Corporation,
Ltd.
a
362,070
249,400 Guotai Junan Securities Company,
Ltd. 523,340
43,200 Huatai Securities Company, Ltd.
b
54,587
164,100 Huaxia Bank Company, Ltd. 130,027
42,600 Jiangsu Hengrui Medicine
Company, Ltd. 271,844
365,000 Jiangxi Copper Company, Ltd.,
Class H 516,292
1,002,000 People's Insurance Company
(Group) of China, Ltd. 308,202
193,900 PetroChina Company, Ltd., Class A 192,962
556,000 PetroChina Company, Ltd., Class H 367,399
Shares Common Stock (95.3%) Value
China (1.0%) - continued
147,778 Ping An Insurance (Group)
Company of China, Ltd., Class H $ 669,035
99,700 Seazen Holdings Company, Ltd.
a
160,613
483,400 Shenwan Hongyuan Group
Company, Ltd. 302,724
419,200 Shenzhen Overseas Chinese Town
Company, Ltd.
a
184,043
41,200 Shenzhou International Group
Holdings, Ltd. 422,665
7,500 Sichuan Kelun Pharmaceutical
Company, Ltd. 30,723
145,000 Tong Ren Tang Technologies
Company, Ltd. 121,689
18,000 Tsingtao Brewery Company, Ltd. 120,948
130,100 Wanda Film Holding Company,
Ltd.
a
238,719
Total 14,140,390
Colombia (<0.1%)
2,269 Bancolombia SA 19,438
Total 19,438
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
10,777 Komercni Banka AS 348,980
75 Philip Morris CR 52,384
Total 401,364
Denmark (2.6%)
22,865 ALK-Abello AS
a
342,883
46,316 Carlsberg AS 5,811,924
12,462 Dampskibsselskabet Norden AS 592,689
2,812 Demant AS
a
123,335
3,677 DFDS AS 121,423
49,259 DSV AS 8,655,140
4,875 H Lundbeck A/S 20,748
2,865 Jyske Bank AS 205,440
145,054 Novo Nordisk AS 15,032,118
32,566 Pandora AS 4,502,416
557 Per Aarsleff Holding A/S 26,601
978 Rockwool International AS 286,136
2,585 Scandinavian Tobacco Group AS
b
44,904
12,309 Sydbank AS 535,362
Total 36,301,119
Finland (0.2%)
8,690 Cargotec Oyj 506,912
1,690 Kemira Oyj 31,348
32,337 Kesko Oyj 641,038
34,245 Kojamo Oyj 449,534
5,584 Konecranes Oyj 251,908
3,358 Orion Oyj 145,507
10,950 Outokumpu Oyj 54,335
19,393 Tokmanni Group Corporation 313,324
Total 2,393,906
France (6.5%)
1,539 Arkema SA 175,319
4,251 AXA SA 138,822

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
France (6.5%) - continued
2,815 BioMerieux $ 313,195
79,455 Carrefour SA 1,455,187
109,541 Compagnie de Saint-Gobain SA 8,078,337
224,107 Credit Agricole SA 3,186,045
90,973 Dassault Systemes SE 4,452,875
74,268 Eiffage SA 7,972,701
1,894 Eurazeo SE 150,599
22,980 Eutelsat Communications SACA
a
108,032
912 Ipsen SA 108,791
20,709 Ipsos SA 1,300,277
5,829 Kering SA 2,581,651
76,283 Legrand SA 7,924,391
10,612 LVMH Moet Hennessy Louis Vuitton
SE 8,622,626
11,905 Pernod-Ricard SA 2,103,869
11,014 Publicis Groupe SA 1,023,329
21,848 Rexel SA 599,644
173,726 Sanofi SA 17,263,597
9,068 Schneider Electric SE 1,825,440
235,399 Societe Generale SA 6,262,856
4,229 Sopra Group SA 926,224
18,752 Thales SA 2,776,655
21,680 TotalEnergies SE 1,474,216
75,384 Veolia Environnement SA 2,382,632
2,803 Verallia SA
b
107,991
37,391 Vinci SA 4,705,471
3,911 Wendel SA 348,973
15,886 Worldline SA
a,b
276,257
Total 88,646,002
Germany (5.6%)
6,843 Aixtron SE 291,357
16,985 Allianz SE 4,539,084
93 Amadeus Fire AG 12,626
14,694 BASF SE 791,227
31,054 Bayer AG 1,152,223
37,192 Bayerische Motoren Werke AG 4,138,407
57 Bilfinger SE 2,192
13,434 Brenntag AG 1,234,683
577 Carl Zeiss Meditec AG 62,809
4,434 Commerzbank AG 52,702
169 CTS Eventim AG & Company
KGAA 11,689
31,753 Daimler Truck Holding AG 1,192,769
4,057 Dermapharm Holding SE 189,685
287,803 Deutsche Bank AG 3,928,818
22,529 Deutsche Boerse AG 4,639,496
105,208 Deutsche Post AG 5,207,371
111,417 Deutsche Telekom AG 2,678,827
26,213 Deutz AG 138,732
2,811 Duerr AG 66,283
264,367 E.ON SE 3,551,780
173 Elmos Semiconductor SE 14,144
3,362 Fielmann Group AG 180,286
361 Fresenius Medical Care AG 15,093
88,137 Fresenius SE & Company KGaA 2,731,849
1,077 Gerresheimer AG 112,046
30,828 Heidelberg Materials AG 2,755,653
1,645 Hugo Boss AG 122,553
133,199 Infineon Technologies AG 5,562,727
888 Ionos SE
a
17,116
2,608 Jenoptik AG 81,795
16,848 Klockner & Company SE 127,753
22,702 LEG Immobilien AG
a
1,986,637
19,469 Mercedes-Benz Group AG 1,343,316
Shares Common Stock (95.3%) Value
Germany (5.6%) - continued
14,358 Merck KGaA $ 2,285,997
3,762 Muenchener Rueckversicherungs-
Gesellschaft AG 1,560,526
3,145 Nemetschek SE 271,522
4,868 RWE AG 221,556
6,257 SAF-Holland SE 105,027
58,717 SAP SE 9,037,796
24,531 Scout24 SE
b
1,734,615
58,897 Siemens AG 11,049,603
3,158 Siltronic AG 308,294
2,361 Stabilus SE 160,783
3,487 Stroeer SE & Company KGaA 206,839
50,730 TAG Immobilien AG
a
737,556
26,062 TeamViewer SE
a,b
404,808
1,325 VIB Vermoegen AG
a
20,332
5,349 Vonovia SE 168,074
587 Vossloh AG 27,201
862 Wacker Neuson SE 17,377
10,154 Zalando SE
a,b
240,390
Total 77,492,024
Greece (<0.1%)
28,697 Eurobank Ergasias Services and
Holdings SA
a
50,987
2,313 Mytilineos SA 93,711
2,884 National Bank of Greece SA
a
20,037
Total 164,735
Guernsey (<0.1%)
119,474 UK Commercial Property REIT, Ltd. 94,298
Total 94,298
Hong Kong (1.4%)
90,200 Bank of East Asia, Ltd. 111,332
381,500 BOC Hong Kong (Holdings), Ltd. 1,036,355
34,000 China Resources Beer (Holdings)
Company, Ltd. 149,190
90,000 CITIC, Ltd. 89,987
449,000 CK Hutchison Holdings, Ltd. 2,412,299
75,440 CSPC Pharmaceutical Group, Ltd. 70,213
16,000 Hang Lung Group, Ltd. 21,803
355,000 Hang Lung Properties, Ltd. 493,560
96,000 Henderson Land Development
Company, Ltd. 295,626
348,700 Hong Kong Exchanges & Clearing,
Ltd. 11,960,500
58,000 Hysan Development Company, Ltd. 115,142
6,000 Luk Fook Holdings International,
Ltd. 16,108
128,500 Swire Pacific, Ltd. 1,088,350
568,000 United Laboratories International
Holdings, Ltd. 510,241
5,400 VTech Holdings, Ltd. 32,608
310,000 Weichai Power Company, Ltd.,
Class H 517,900
91,000 Xinyi Glass Holdings Company,
Ltd. 102,210
23,000 Yuexiu Property Company, Ltd. 18,755
Total 19,042,179
Hungary (0.1%)
30,578 MOL Hungarian Oil & Gas plc 249,092

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Hungary (0.1%) - continued
12,921 OTP Bank Nyrt $ 588,582
Total 837,674
India (1.6%)
777 ABB India, Ltd. 43,637
6,748 Angel One, Ltd. 282,694
5,875 Asian Paints, Ltd. 240,091
35,085 Axis Bank, Ltd. 464,328
21,292 Bajaj Auto, Ltd. 1,738,697
1,472 Bajaj Finserv, Ltd. 29,799
50,833 Bharat Petroleum Corporation, Ltd. 275,292
15,771 Birlasoft, Ltd. 136,489
118,812 Brightcom Group, Ltd.
a
27,628
2,977 Ceat, Ltd. 86,773
3,526 Chennai Petroleum Corporation,
Ltd. 29,470
62,810 Cipla, Ltd. 940,326
34,971 Coal India, Ltd. 157,915
1,582 CRISIL, Ltd. 82,412
8,515 Cummins India, Ltd. 200,853
10,355 Gujarat State Petronet, Ltd. 38,054
55,150 HCL Technologies, Ltd. 970,572
17,386 HDFC Asset Management
Company, Ltd.
b
669,338
27,438 HDFC Life Insurance Company,
Ltd.
b
213,197
23,939 Hero MotoCorp, Ltd. 1,189,950
12,548 Hindalco Industries, Ltd. 92,554
13,194 Hindustan Petroleum Corporation,
Ltd.
a
63,249
3,291 ICICI Bank, Ltd. ADR 78,457
1,797 ICICI Securities, Ltd.
b
15,505
349,453 Indian Oil Corporation, Ltd. 545,023
2,444 Indraprastha Gas, Ltd. 12,276
51,857 Infosys, Ltd. ADR 953,132
42,460 Jindal Saw, Ltd. 210,109
29,515 JK Tyre & Industries, Ltd. 141,115
41,124 Kotak Mahindra Bank, Ltd. 942,256
13,191 KPIT Technologies, Ltd. 239,708
25,871 Larsen & Toubro, Ltd. 1,095,582
4,252 LTIMindtree, Ltd.
b
321,299
54,880 Manappuram Finance, Ltd. 113,325
1,849 Mphasis, Ltd. 60,797
180 MRF, Ltd. 280,201
992 Mrs Bectors Food Specialities, Ltd. 13,320
407 Nestle India, Ltd. 129,943
4,316 Nippon Life India Asset
Management, Ltd.
b
23,217
392,055 Oil & Natural Gas Corporation, Ltd. 965,247
3,149 Persistent Systems, Ltd. 279,316
16,071 PI Industries, Ltd. 678,777
9,885 Pidilite Industries, Ltd. 322,351
6,364 Polycab India, Ltd. 419,235
188,455 Power Finance Corporation, Ltd. 865,899
16,880 RBL Bank, Ltd.
b
56,606
121,455 REC, Ltd. 602,113
15,293 Reliance Industries, Ltd. 474,663
120,825 Samvardhana Motherson
International, Ltd. 147,935
179,934 State Bank of India 1,387,050
1,930 Supreme Industries, Ltd. 105,319
37,617 Tata Consultancy Services, Ltd. 1,713,225
38,496 Tata Motors, Ltd. 360,654
5,048 Torrent Power, Ltd. 56,609
5,525 UltraTech Cement, Ltd. 696,986
Shares Common Stock (95.3%) Value
India (1.6%) - continued
39,765 Welspun Living, Ltd. $ 69,009
Total 22,349,577
Indonesia (0.3%)
2,655,500 Bank Central Asia Tbk PT 1,621,713
1,181,500 Bank Mandiri Persero Tbk PT
a
464,138
3,535,100 Bank Rakyat Indonesia Persero
Tbk PT 1,313,883
Total 3,399,734
Israel (0.8%)
317 Arad Investment & Industrial
Development, Ltd.
a
39,489
9,300 Azrieli Group, Ltd. 601,531
73,048 Bank Hapoalim BM 656,232
198,721 Bank Leumi Le-Israel BM 1,599,273
20,257 Check Point Software Technologies,
Ltd.
a
3,095,067
904 First International Bank of Israel,
Ltd. 36,951
2,783 InMode, Ltd.
a
61,894
3,123 Israel Corporation, Ltd.
a
790,767
5,646 Magic Software Enterprises, Ltd. 54,268
14,286 Mivne Real Estate (KD), Ltd. 42,496
16,292 Mizrahi Tefahot Bank, Ltd. 630,695
8,070 NICE, Ltd.
a
1,604,952
1,856 Nova, Ltd.
a
256,192
2,414 One Software Technologies, Ltd. 30,829
71,549 Plus500, Ltd. 1,519,444
12,031 Radware, Ltd.
a
200,677
608 Wix.com, Ltd.
a
74,796
Total 11,295,553
Italy (3.7%)
75,921 A2A SPA 155,947
14,257 ACEA SPA 217,919
21,120 Arnoldo Mondadori Editore SPA 50,011
55,828 Azimut Holding SPA 1,459,364
12,669 Banca Farmafactoring SPA
b
144,536
22,917 Banca IFIS SPA 397,875
239,830 Banca Mediolanum SPA 2,265,173
63,039 Banca Popolare di Sondrio SPA 408,713
18,366 BPER Banca 61,577
3,559 Brunello Cucinelli SPA 348,327
8,282 Credito Emiliano SPA 73,667
1,195,254 Enel SPA 8,892,449
388,557 Eni SPA 6,590,456
77,822 Hera SPA 255,560
3,799,555 Intesa Sanpaolo SPA 11,118,975
272,442 Iren SPA 594,711
720,216 Italgas SPA 4,123,852
23,704 Moncler SPA 1,459,437
120,016 OVS SPA
b
301,492
191,758 Recordati SPA 10,340,105
5,606 Reply SPA 740,938
8,131 Technogym SPA
b
81,470
143,229 Unipol Gruppo SPA 817,410
Total 50,899,964
Japan (18.2%)
32 Activia Properties, Inc. 88,098
6,400 ADEKA Corporation 129,899
105,700 Advantest Corporation
a
3,561,620

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Japan (18.2%) - continued
6,400 Aica Kogyo Company, Ltd. $ 154,589
20,700 Ain Holdings, Inc. 655,524
800 Aisin Corporation 27,889
3,200 Amvis Holdings, Inc. 68,072
17,700 Aozora Bank, Ltd. 383,753
30,200 Arcs Company, Ltd. 595,133
297,300 Astellas Pharma, Inc. 3,535,870
900 Axial Retailing, Inc. 26,471
800 BayCurrent Consulting, Inc. 28,005
4,800 BML, Inc. 101,968
300 C. Uyemura & Company, Ltd. 23,504
3,100 Canon Marketing Japan, Inc. 93,806
235,000 Canon, Inc.
e
6,028,626
6,500 Central Glass Company, Ltd. 122,579
3,800 Chiba Bank, Ltd. 27,378
12,500 Chudenko Corporation 228,351
17,900 Chugin Financial Group, Inc. 126,902
2,000 Chugoku Electric Power Company,
Inc. 14,272
21,700 Coca-Cola Bottlers Japan, Inc. 311,389
9,800 COMSYS Holdings Corporation 215,846
12,900 Dai Nippon Printing Company, Ltd. 380,950
35,900 Daiichi Sankyo Company, Ltd. 982,824
15,700 Daikin Industries, Ltd. 2,546,854
3,600 Daio Paper Corporation 28,626
4,100 Daito Trust Construction Company,
Ltd. 474,560
72,700 Daiwa House Industry Company,
Ltd. 2,197,750
123 Daiwa House REIT Investment
Corporation 219,333
70,600 Demae-Can Company, Ltd.
a
250,503
11,100 Denso Corporation
a
166,637
1,800 Dentsu Soken, Inc. 74,398
1,900 Descente, Ltd. 49,953
6,400 DISCO Corporation 1,580,588
32,400 Doutor Nichires Holdings
Company, Ltd. 499,940
13,400 DTS Corporation 334,222
600 Duskin Company, Ltd. 14,246
1,000 Earth Corporation 32,375
1,265,200 Eneos Holdings, Inc. 5,018,081
18,000 FANUC Corporation 528,284
2,500 Fast Retailing Company, Ltd. 618,197
17,200 Ferrotec Holdings Corporation 322,844
10,100 Food & Life Companies, Ltd. 206,956
15,600 Fuji Soft, Inc. 652,473
48,400 FUJIFILM Holdings NPV 2,900,601
3,000 Fujimi, Inc. 66,511
30,400 Fujitsu, Ltd. 4,575,009
1,500 Fukuda Denshi Company, Ltd. 78,289
9,200 Fukuyama Transporting Company,
Ltd. 263,908
8,500 Future Corporation 106,164
11,400 Glory, Ltd. 217,155
68 GLP J-REIT 67,690
21,500 Gree, Inc. 86,802
1,500 H.U. Group Holdings, Inc. 28,304
9,200 Hanwa Company, Ltd. 324,855
69,900 Heiwa Corporation 1,039,299
70,500 Hino Motors, Ltd.
a
230,874
21,000 HIS Company, Ltd.
a
270,793
29,500 Hitachi, Ltd. 2,121,927
2,800 Hogy Medical Company, Ltd. 71,676
489,300 Honda Motor Company, Ltd.
a
5,047,236
Shares Common Stock (95.3%) Value
Japan (18.2%) - continued
50,400 Hoya Corporation $ 6,276,778
17,800 Hyakugo Bank, Ltd. 67,238
93,800 Inaba Denki Sangyo Company, Ltd. 2,257,462
332 Industrial & Infrastructure Fund
Investment Corporation 328,290
1,300 Internet Initiative Japan, Inc. 26,524
18,900 ITOCHU Corporation 769,983
700 Itochu-Shokuhin Company, Ltd. 39,210
11,100 JAFCO Group Company, Ltd. 129,644
2,000 Japan Material Company, Ltd. 35,488
120 Japan Metropolitan Fund
Investment Corporation 86,616
4,400 Japan Post Insurance Company,
Ltd. 78,103
138,100 Japan Tobacco, Inc.
e
3,566,463
6,600 JEOL, Ltd. 288,535
39,200 JFE Holdings, Inc. 606,471
20,800 JGC Corporation 239,388
800 JMDC, Inc. 24,127
3,200 J-Oil Mills, Inc. 43,839
4,500 Juroku Financial Group, Inc. 118,654
61,000 Kajima Corporation 1,017,126
43,100 Kakaku.com, Inc. 532,520
1,300 Kaken Pharmaceutical Company,
Ltd. 30,898
21,000 Kamigumi Company, Ltd. 500,444
6,500 Kansai Paint Company, Ltd. 110,834
43,100 Kawasaki Kisen Kaisha, Ltd. 1,844,526
257,600 KDDI Corporation 8,170,687
114 KDX Realty Investment
Corporation
a
129,850
1,200 KeePer Technical Laboratory
Company, Ltd. 59,183
26,600 Keiyo Bank, Ltd. 128,118
11,300 Keyence Corporation 4,964,728
44,400 Kinden Corporation 753,227
11,500 KOMEDA Holdings Company, Ltd. 223,644
13,300 Konica Minolta, Inc. 38,855
37,900 Kubota Corporation 568,803
9,800 Kumagai Gumi Company, Ltd. 250,238
11,400 Kuraray Company, Ltd. 115,070
3,300 Kureha Corporation
a,c
67,266
1,400 KYB Corporation 48,551
73,200 Kyocera Corporation
a,c
1,065,797
95,100 Kyoei Steel, Ltd. 1,344,305
3,700 Kyoritsu Maintenance Company,
Ltd. 156,916
49 LaSalle Logiport REIT 52,760
19,300 Lion Corporation 178,986
6,200 M&A Research Institute Holdings,
Inc.
a
196,066
16,600 Mandom Corporation 150,163
6,000 Matsui Securities Company, Ltd. 31,110
1,300 Matsuyafoods Holdings Company,
Ltd. 50,770
16,500 Mazda Motor Corporation 176,370
9,500 McDonald's Holdings Company
(Japan), Ltd. 411,513
11,000 Mebuki Financial Group, Inc. 33,377
6,300 MegaChips Corporation 208,559
32,900 MEITEC Group Holdings, Inc. 658,274
11,400 Menicon Company, Ltd. 189,421
2,400 Micronics Japan Company, Ltd. 62,252
251,100 Mitsubishi Corporation
a,c
3,999,839
48,200 Mitsubishi Estate Company, Ltd. 660,729

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Japan (18.2%) - continued
120,400 Mitsubishi HC Capital, Inc. $ 806,656
2,400 Mitsubishi Logistics Corporation 72,144
2,000 Mitsubishi Materials Corporation 34,642
13,900 Mitsubishi Shokuhin Company, Ltd. 473,189
777,900 Mitsubishi UFJ Financial Group,
Inc. 6,676,044
29,500 Mitsui & Company, Ltd. 1,105,187
12,100 Mixi, Inc. 202,375
335,700 Mizuho Financial Group, Inc. 5,726,309
133,000 Murata Manufacturing Company,
Ltd.
a
2,810,554
18,800 NEC Networks & System Integration
Corporation 316,656
30,900 Net One Systems Company, Ltd. 526,136
7,800 Nextage Company, Ltd. 142,849
6,100 Nidec Corporation 245,874
2,800 Nifco, Inc./Japan 72,121
288,200 Nihon M&A Center Holdings, Inc. 1,585,962
10,400 Nikkon Holdings Company, Ltd. 226,825
41,000 Nikon Corporation 404,685
81,100 Nintendo Company, Ltd. 4,219,948
91 Nippon REIT Investment
Corporation 216,697
2,800 Nippon Shokubai Company, Ltd. 107,733
14,500 Nippon Steel Corporation 331,235
139,100 Nippon Television Holdings, Inc. 1,515,673
5,200 Nishimatsu Construction Company,
Ltd. 144,670
4,200 Nisshin Oillio Group, Ltd. 127,716
7,400 Nissui Corporation 39,797
25,400 Nitori Holdings Company, Ltd. 3,410,625
44,600 Nitto Kogyo Corporation 1,136,256
9,800 NOK Corporation 130,249
104,200 Nomura Holdings, Inc. 469,272
36,200 NSD Company, Ltd. 694,756
69,900 NTN Corporation 128,505
260,800 NTT Data Group Corporation 3,686,576
3,800 OBIC Business Consultants
Company, Ltd. 173,520
7,200 Ohsho Food Service Corporation 411,827
10,900 Okamura Corporation 168,098
29,800 Okinawa Electric Power Company,
Inc. 235,605
12,700 Olympus Corporation 183,315
9,700 Ono Pharmaceutical Company, Ltd. 172,558
2,300 Optorun Company, Ltd. 26,519
120,500 Oriental Land Company, Ltd. 4,478,780
206,300 ORIX Corporation 3,874,558
10,900 Otsuka Corporation 448,589
25,000 Otsuka Holdings Company, Ltd. 934,925
192,800 Panasonic Holdings Corporation 1,898,613
4,700 PeptiDream, Inc.
a
49,420
197,600 Persol Holdings Company, Ltd.
a
338,076
1,300 Pigeon Corporation 14,950
12,200 Plus Alpha Consulting Company,
Ltd. 244,626
10,100 Rakus Company, Ltd. 186,397
119,184 Recruit Holdings Company, Ltd. 4,983,218
100,400 Renesas Electronics Corporation
a
1,795,249
12,900 Rengo Company, Ltd. 85,870
31,200 Resona Holdings, Inc. 158,163
15,300 Resorttrust, Inc. 264,918
3,800 Ringer Hut Company, Ltd. 63,404
183,300 Rohm Company, Ltd.
a
3,499,335
19,000 Sankyo Company, Ltd. 1,106,371
Shares Common Stock (95.3%) Value
Japan (18.2%) - continued
15,100 Sankyu, Inc. $ 553,474
18,800 Santen Pharmaceutical Company,
Ltd. 187,045
7,900 Sanyo Chemical Industries, Ltd. 236,970
2,000 Sanyo Special Steel Company, Ltd. 37,267
3,700 Sato Holdings Corporation 55,408
2,100 SB Technology Corporation 35,283
2,100 SCREEN Holdings Company, Ltd.
a
177,011
67,400 Secom Company, Ltd. 4,848,774
4,600 Sega Sammy Holdings, Inc. 64,221
36,500 Seino Holdings Company, Ltd. 552,810
65,800 Sekisui Chemical Company, Ltd. 946,399
74,400 Sekisui House, Ltd. 1,649,167
124,700 Seven & I Holdings Company, Ltd. 4,931,830
20,800 SG Holdings Company, Ltd. 298,186
1,100 SHIFT, Inc.
a
278,612
61,500 Shin-Etsu Chemical Company, Ltd. 2,572,125
14,600 Ship Healthcare Holdings, Inc. 248,883
59,900 SKY Perfect JSAT Holdings, Inc. 295,853
5,000 SMC Corporation 2,674,680
8,500 Socionext, Inc.
c
153,687
133,200 SoftBank Group Corporation 5,879,244
41,000 Sohgo Security Services Company,
Ltd. 235,580
36,700 Sojitz Corporation 826,811
47,700 Sompo Holdings, Inc. 2,333,883
59,400 Sony Group Corporation 5,621,195
396 Star Asia Investment Corporation 161,654
5,200 Starts Corporation, Inc. 107,798
43,000 Sumco Corporation 643,244
22,100 Sumitomo Dainippon Pharma
Company, Ltd. 72,968
40,000 Sumitomo Mitsui Financial Group,
Inc. 1,946,394
112,600 Sumitomo Mitsui Trust Holdings,
Inc.
a,c
2,156,502
1,600 Sumitomo Osaka Cement
Company, Ltd. 42,018
5,400 Sumitomo Riko Company, Ltd. 40,344
142,400 Systena Corporation 308,255
13,400 Taiheiyo Cement Corporation 275,569
7,100 Taikisha, Ltd. 205,239
35,900 Taiyo Holdings Company, Ltd. 790,877
7,300 Takamatsu Construction Group
Company, Ltd. 143,140
9,200 Takara Standard Company, Ltd. 106,314
280,800 Takeda Pharmaceutical Company,
Ltd. 8,052,796
6,900 TBS Holdings, Inc. 146,464
3,900 Teijin, Ltd. 36,892
43,500 Terumo Corporation 1,422,494
61,400 TIS, Inc. 1,349,529
81,600 Toagosei Company, Ltd. 792,406
11,900 Toho Holdings Company, Ltd. 271,656
60,900 Tohoku Electric Power Company,
Inc. 413,984
5,200 Tokai Corporation/Gifu 76,928
46,600 Tokio Marine Holdings, Inc. 1,160,386
20,400 Tokyo Electron, Ltd. 3,625,893
4,000 Tokyo Seimitsu Company, Ltd. 245,317
9,500 Tokyotokeiba Company, Ltd. 298,301
63,300 Tokyu Fudosan Holdings
Corporation 403,374
66,800 TOPPAN Holdings, Inc. 1,860,355
1,400 Torii Pharmaceutical Company, Ltd. 35,253

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Japan (18.2%) - continued
12,800 Totetsu Kogyo Company, Ltd. $ 287,243
3,100 Towa Pharmaceutical Company,
Ltd. 51,638
5,600 Toyo Suisan Kaisha, Ltd. 288,939
810,100 Toyota Motor Corporation 14,844,046
8,900 Transcosmos, Inc. 189,868
20,000 TRE Holdings Corporation 155,622
1,900 Tri Chemical Laboratories, Inc. 48,421
39,000 Tsubakimoto Chain Company 1,116,412
400 Tsuruha Holdings, Inc. 36,617
136,900 TV Asahi Holdings Corporation 1,556,938
49,300 UBE Corporation 799,380
10,000 ULVAC, Inc. 476,297
4,400 Universal Entertainment
Corporation 71,603
3,300 UT Group Company, Ltd.
a
56,969
12,400 Valor Holdings Company, Ltd. 214,394
12,200 ValueCommerce Company, Ltd. 126,650
4,700 Wacoal Holdings Corporation 111,474
2,700 WDB Holdings Company, Ltd. 42,308
98,000 Yakult Honsha Company, Ltd.
a
2,199,867
410,500 Yamada Holdings Company, Ltd. 1,275,615
1,100 YAOKO Company, Ltd. 62,887
21,200 Yuasa Trading Company, Ltd. 711,169
5,100 Zeria Pharmaceutical Company,
Ltd. 72,827
142,700 ZOZO, Inc. 3,220,616
Total 249,881,181
Jersey (0.8%)
13,153 Experian plc 536,580
1,043,125 Glencore plc 6,270,265
1,216,760 Man Group plc 3,607,490
179,424 TP ICAP Group plc 446,068
Total 10,860,403
Kuwait (0.1%)
21,576 HumanSoft Holding Company
KSCC 238,688
11,714 Kuwait Finance House KSCP 27,664
35,041 Mobile Telecommunications
Company KSCP 57,821
170,360 National Bank of Kuwait KSC 495,616
32,126 National Industries Group Holding 21,315
Total 841,104
Luxembourg (0.6%)
10,124 APERAM SA 368,252
78,896 Aroundtown SA
a
215,020
214,470 B&M European Value Retail SA 1,529,267
15,634 Grand City Properties SA 175,441
10,781 Reinet Investments SCA 274,769
163,204 Tenaris SA ADR 5,672,971
Total 8,235,720
Malaysia (0.1%)
133,100 Hong Leong Bank Bhd 547,359
28,600 IOI Corporation Bhd 24,459
6,900 Petronas Dagangan Bhd 32,796
32,700 QL Resources Bhd 40,635
100,511 Sports Toto Bhd
a,c
32,373
Shares Common Stock (95.3%) Value
Malaysia (0.1%) - continued
24,200 Ta Ann Holdings Bhd $ 19,276
Total 696,898
Mexico (0.2%)
4,015 America Movil SAB de CV ADR 74,358
33,000 Arca Continental SAB de CV 360,841
34,371 Cemex SAB de CV ADR
a
266,375
7,415 Coca-Cola FEMSA SAB de CV ADR 701,756
626 Fomento Economico Mexicano SAB
de CV ADR 81,599
24,833 Grupo Financiero Banorte SAB de
CV ADR 250,216
58,000 Grupo Mexico SAB de CV 322,363
103,000 Megacable Holdings SAB de CV 229,583
13,400 Wal-Mart de Mexico SAB de CV 56,335
Total 2,343,426
Netherlands (4.8%)
247 Aalberts NV 10,736
3,256 ASM International NV 1,694,662
32,706 ASML Holding NV 24,689,296
4,574 Cementir Holding NV 48,221
26,693 Euronext NV
b
2,319,794
8,147 EXOR NV 815,494
4,784 IMCD NV 833,197
267,377 Koninklijke (Royal) KPN NV 921,146
354,455 Koninklijke Ahold Delhaize NV 10,198,164
31,462 Koninklijke Vopak NV 1,058,805
445,879 MFE-MediaForEurope NV 1,160,672
6,792 NEPI Rockcastle NV 46,925
63,452 QIAGEN NV
a
2,758,653
13,464 Signify NV
b
451,531
485,588 Stellantis NV 11,377,619
143,809 STMicroelectronics NV 7,213,299
1,174 Wolters Kluwer NV 167,024
Total 65,765,238
New Zealand (0.1%)
30,029 Air New Zealand, Ltd. 12,054
111,897 Contact Energy, Ltd. 566,594
4,778 Xero, Ltd.
a
364,506
Total 943,154
Norway (1.2%)
94,870 Aker Solutions ASA 391,809
271,956 DNB Bank ASA 5,782,124
59,058 Elkem ASA
b
122,943
159,527 Equinor ASA 5,055,725
47,450 Europris ASA
b
358,369
15,963 Hoegh Autoliners ASA 144,941
37,979 Norsk Hydro ASA 255,280
6,279 Veidekke ASA 63,162
16,049 Wallenius Wilhelmsen ASA 140,588
129,640 Yara International ASA 4,605,673
Total 16,920,614
Philippines (<0.1%)
19,080 SM Investments Corporation 300,326
Total 300,326
Poland (0.1%)
11,641 Asseco Poland SA 216,229

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Poland (0.1%) - continued
4,599 Bank Polska Kasa Opieki SA $ 177,812
479 Budimex SA 76,217
39 LPP SA 160,470
1,053 Orlen SA 17,533
38,651 Powszechna Kasa Oszczednosci
Bank Polski SA
a
494,495
29,252 Powszechny Zaklad Ubezpieczen
SA 351,367
894 Santander Bank Polska SA 111,329
Total 1,605,452
Portugal (0.2%)
60,492 CTT-Correios de Portugal SA 233,502
81,396 EDP - Energias de Portugal SA 409,665
156,141 Galp Energia SGPS SA 2,297,404
109,736 REN - Redes Energeticas
Nacionais SGPS SA 281,959
Total 3,222,530
Qatar (<0.1%)
112,962 Commercial Bank PSQC 184,599
39,322 Doha Bank QPSC 19,706
16,866 Gulf Warehousing Company 14,393
161,216 Masraf Al Rayan QSC 114,768
9,621 Ooredoo QPSC 28,802
35,317 Qatar Gas Transport Company, Ltd. 33,549
6,900 Qatar International Islamic Bank
QSC 19,974
19,708 Qatar National Bank QPSC 86,836
Total 502,627
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,d
17
6,112 LUKOIL PJSC
a,d,f
0
6,042 Mechel PJSC ADR
a,d
1
14,886 MMC Norilsk Nickel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
684 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
a,d,f
0
17,590 Sovcomflot OAO
a,d,f
0
765,300 Surgutneftegas PJSC
a,d,f
1
67,366 Surgutneftegas PJSC ADR
a,d
7
Total 27
Saudi Arabia (0.4%)
1,302 Al Masane Al Kobra Mining
Company 18,679
49,437 Al Rajhi Bank 1,146,247
57,319 Alinma Bank 591,890
1,937 Almarai Company JSC 29,029
2,749 Almunajem Foods Company 52,973
4,970 Arab National Bank 33,597
4,788 Dr. Sulaiman Al Habib Medical
Services Group Company 362,380
3,451 Eastern Province Cement Company 34,924
36,091 Fawaz Abdulaziz Al Hokair &
Company
a
169,260
93,168 Jarir Marketing Company 388,504
1,142 National Medical Care Company 53,068
571 Riyad Bank 4,345
8,030 SABIC Agri-Nutrients Company 295,766
50,475 Saudi Arabian Oil Company
b
444,390
Shares Common Stock (95.3%) Value
Saudi Arabia (0.4%) - continued
889 Saudi Basic Industries Corporation $ 19,735
3,692 Saudi Electricity Company 18,662
54,204 Saudi National Bank 559,017
7,886 Saudi Public Transport Company
a
43,015
46,481 Saudi Telecom Company 501,725
6,384 Savola Group 63,585
Total 4,830,791
Singapore (1.1%)
74,100 CapitaLand Integrated Commercial
Trust 115,507
908,600 ComfortDelGro Corporation, Ltd. 963,000
384,400 DBS Group Holdings, Ltd. 9,721,027
9,741 Kenon Holdings, Ltd. 235,467
152,600 Singapore Exchange, Ltd. 1,135,251
44,000 Singapore Technologies
Engineering, Ltd. 129,567
101,000 United Overseas Bank, Ltd. 2,179,904
578,100 Yangzijiang Shipbuilding Holdings,
Ltd. 652,210
351,500 Yanlord Land Group, Ltd.
a
154,368
Total 15,286,301
South Africa (0.2%)
33,192 Absa Group, Ltd. 296,228
56,166 AECI, Ltd. 337,134
616 Anglo American Platinum, Ltd. 32,332
26,644 Aspen Pharmacare Holdings, Ltd. 297,218
5,162 Barloworld, Ltd. 22,293
7,314 Coronation Fund Managers, Ltd. 12,438
57,547 DataTec, Ltd. 127,410
48,495 FirstRand, Ltd. 194,561
7,428 Kumba Iron Ore, Ltd. 248,978
17,194 Momentum Metropolitan Holdings 20,576
635 MTN Group, Ltd. 4,010
2,417 Naspers, Ltd. 413,718
16,472 Sasol, Ltd. 166,000
34,894 Standard Bank Group 396,963
9,021 Super Group, Ltd. 14,671
Total 2,584,530
South Korea (0.9%)
1,488 AfreecaTV Company, Ltd.
a
98,435
1,948 Caregen Company, Ltd.
a
41,485
1,542 CJ Corporation
a
112,599
5,798 Green Cross Holdings Corporation
a
73,411
16,570 GS Holdings Corporation
a
524,599
1,251 Hanmi Pharm Company, Ltd.
c
341,292
14,876 Hanon Systems 83,796
3,973 Hanwha Corporation
a
79,215
1,343 Hanwha Solutions Corporation
a
40,819
2,203 Hyundai Motor Company 346,543
10,802 Kakao Corporation
a
453,141
449 Kia Corporation
a
34,723
310 Korea Zinc Company, Ltd. 119,329
259 Krafton, Inc.
a
38,797
282 LG Chem, Ltd.
a
108,464
416 LG H&H Company, Ltd.
a
114,270
5,855 Lotte Shopping Company, Ltd.
a
339,963
2,658 NAVER Corporation 459,888
457 NCSoft Corporation
a
84,998
43,051 NH Investment & Securities
Company, Ltd.
a
344,323
3,946 PharmaResearch Company, Ltd.
a
333,757

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
South Korea (0.9%) - continued
1,750 POSCO Holdings, Inc. $ 672,859
620 Samsung Biologics Company,
Ltd.
a,b
364,734
5,612 Samsung C&T Corporation
a
562,931
78,488 Samsung Electronics Company,
Ltd. 4,763,973
196 Samsung SDI Company, Ltd.
a
71,362
14,547 Samsung Securities Corporation,
Ltd.
a
433,358
13,416 SD Biosensor, Inc. 118,881
1,127 SK Biopharmaceuticals Company,
Ltd.
a
87,514
7,204 SK Hynix, Inc. 786,230
421 SK IE Technology Company, Ltd.
a,b
25,615
2,541 Yuhan Corporation
a,c
135,478
Total 12,196,782
Spain (3.3%)
219,519 Acerinox SA 2,587,027
6,983 Aena SME SA
b
1,267,490
74,218 Amadeus IT Holding SA 5,330,442
898,177 Banco Bilbao Vizcaya Argentaria
SA 8,186,202
2,269,172 Banco Santander SA 9,491,211
102,544 Compania de Distribucion Integral
Logista Holdings SA 2,773,278
2,430 Global Dominion Access SA
b
9,032
128,041 Industria de Diseno Textil SA 5,586,936
6,891 Laboratorios Farmaceuticos ROVI
SA 458,704
8,997 Let's GOWEX SA
a,d,g
1
18,890 Melia Hotels International SA
a
124,617
53,940 Merlin Properties Socimi SA 598,899
586,281 Repsol SA 8,696,833
2,048 Vidrala SA 212,382
Total 45,323,054
Sweden (2.3%)
78,220 AB Industrivarden, Class A 2,557,309
77,930 AB Industrivarden, Class C 2,542,850
28,842 AcadeMedia AB
b
147,841
17,691 AddLife AB 192,261
20,046 Addtech AB 441,064
8,659 Alleima AB 65,940
60,650 Arjo AB 237,426
277,624 Assa Abloy AB 8,000,898
3,140 Atrium Ljungberg AB 71,928
27,964 Attendo AB
a,b
100,089
33,461 Betsson AB 360,451
12,174 BioGaia AB 122,150
18,540 Biotage AB 248,075
2,519 Bufab AB 96,820
2,647 Bure Equity AB 75,120
1,596 Camurus AB
a
85,131
263,048 Corem Property Group AB 277,467
6,205 Dios Fastigheter AB 53,290
44,739 Embracer Group AB
a
121,370
241,437 Granges AB 2,780,263
60,822 Hexatronic Group AB 164,972
122,094 Hexpol AB 1,479,253
114,428 Investor AB, Class B 2,653,553
27,480 Inwido AB 368,871
10,315 Lifco AB 253,242
18,846 Lindab International AB 371,907
Shares Common Stock (95.3%) Value
Sweden (2.3%) - continued
13,566 Modern Times Group MTG AB
a
$ 116,072
33,950 NCC AB 423,352
45,662 Nyfosa AB 434,356
13,459 Pandox AB 201,202
20,608 Peab AB 117,063
7,957 Platzer Fastigheter Holding AB 66,248
5,439 RVRC Holding AB 32,559
60,928 SKF AB 1,221,031
435,307 SSAB AB, Class A 3,315,560
130,169 SSAB AB, Class B 996,642
15,705 Svolder AB 94,497
477 Sweco AB 6,402
4,227 SwedenCare AB 25,627
31,006 Trelleborg AB 1,040,688
796 Troax Group AB 19,571
8,475 Vitrolife AB 163,661
Total 32,144,072
Switzerland (6.7%)
109,041 ABB, Ltd. 4,841,220
6,504 Alcon, Inc. 508,847
76 Bucher Industries AG 31,947
835 Burckhardt Compression Holding
AG 503,695
3,590 Cembra Money Bank AG 280,164
17,810 Compagnie Financiere Richemont
SA 2,459,991
924 DKSH Holding AG 64,160
47,771 Ferrexpo plc
a
54,954
4,035 Galenica AG
b
349,045
125,619 Holcim AG 9,866,296
28 LEM Holding SA 69,080
144 Lindt & Spruengli AG 1,728,522
1,700 Lonza Group AG 716,697
134,686 Nestle SA 15,612,785
301,958 Novartis AG 30,500,925
1,106 Partners Group Holding AG 1,599,222
32,128 PSP Swiss Property AG 4,491,779
34,992 Roche Holding AG, Participation
Certificates 10,171,949
48,241 Sandoz Group AG
a
1,552,109
3,793 Schindler Holding AG, Participation
Certificates 949,596
841 Siegfried Holding AG 860,278
2,230 Sonova Holding AG 729,317
8,002 Swiss Prime Site AG 854,960
3,646 Tecan Group AG 1,491,605
7,203 Temenos AG 671,235
1,548 u-blox Holding AG 183,962
1,526 Vontobel Holding AG 99,001
394 Zehnder Group AG 25,094
Total 91,268,435
Taiwan (1.6%)
21,801 ASE Technology Holding Company,
Ltd. ADR 205,147
113,000 Asia Cement Corporation 152,602
13,000 Asustek Computer, Inc. 206,897
361,000 Capital Securities Corporation 192,095
291,000 Cathay Financial Holding
Company, Ltd. 433,534
110,000 Chang Hwa Commercial Bank, Ltd. 64,121
359,000 Cheng Shin Rubber Industry
Company, Ltd. 524,623

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Taiwan (1.6%) - continued
15,000 Chicony Electronics Company, Ltd. $ 85,474
5,000 Chicony Power Technology
Company, Ltd. 23,681
14,000 China Steel Chemical Corporation 54,025
163,000 Chipbond Technology Corporation 383,699
1,510 Chunghwa Telecom Company, Ltd.
ADR 58,996
42,000 Delta Electronics, Inc. 428,334
44,000 ELAN Microelectronics Corporation 232,646
113,000 Feng Hsin Steel Company, Ltd. 254,337
24,000 Getac Holdings Corporation 86,616
7,000 Global Mixed Mode Technology,
Inc. 60,142
3,000 Grape King Bio, Ltd. 15,237
380,000 Inventec Corporation 650,731
54,000 Lite-On Technology Corporation 205,048
29,000 MediaTek, Inc. 957,577
72,000 Micro-Star International Company,
Ltd. 477,746
315,000 Nan Ya Plastics Corporation 682,118
68,000 Novatek Microelectronics
Corporation 1,143,710
130,000 Pou Chen Corporation 130,816
10,000 Powertech Technology, Inc. 45,905
14,000 President Chain Store Corporation 122,894
150,000 Quanta Computer, Inc. 1,092,064
11,000 Radiant Opto-Electronics
Corporation 47,633
71,000 Realtek Semiconductor Corporation 1,088,780
9,000 Sigurd Microelectronics
Corporation 19,090
4,000 Sino-American Silicon Products,
Inc. 25,496
193,180 SinoPac Financial Holdings
Company, Ltd. 123,920
27,000 Systex Corporation 98,370
271,485 Taichung Commercial Bank
Company, Ltd.
a
140,595
541,800 Taiwan Cooperative Financial
Holding Company, Ltd. 471,217
10,000 Taiwan Fertilizer Company, Ltd. 22,005
431,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 8,272,812
74,947 Topco Scientific Company, Ltd. 445,293
6,000 TTY Biopharm Company, Ltd. 15,711
314,000 Uni-President Enterprises
Corporation 761,806
34,000 USI Corporation 21,862
1,125,556 Yuanta Financial Holding Company,
Ltd.
a
1,011,208
Total 21,536,613
Thailand (<0.1%)
59,700 Bangchak Corporation pcl NVDR 75,912
27,800 Kasikornbank pcl NVDR 109,823
605,100 Krung Thai Bank pcl NVDR 325,825
Total 511,560
Turkey (0.1%)
14,939 BIM Birlesik Magazalar AS 152,364
50,699 KOC Holding AS 243,433
45,097 Turk Hava Yollari Anonim Ortakligi
a
349,397
Total 745,194
Shares Common Stock (95.3%) Value
United Arab Emirates (0.2%)
16,364 Abu Dhabi Commercial Bank PJSC $ 40,902
19,939 Abu Dhabi Islamic Bank PJSC 54,941
311,867 Deyaar Development PJSC
a
58,447
416,284 Dubai Islamic Bank PJSC 648,327
392,113 Emaar Properties PJSC 845,600
36,307 Emirates Central Cooling Systems
Corporation 16,410
167,038 Emirates NBD Bank PJSC 786,810
Total 2,451,437
United Kingdom (10.5%)
109,902 AstraZeneca plc 14,824,654
953,534 Auto Trader Group plc
b
8,759,773
20,072 Babcock International Group plc 100,913
95,829 Balfour Beatty plc 403,646
532,298 Barclays plc 1,042,274
46,755 Barratt Developments plc 334,930
18,829 Bellway plc 615,017
22,744 Berkeley Group Holdings plc 1,357,841
2,617 Big Yellow Group plc 40,740
1,416 Bodycote plc 10,730
1,072,794 BP plc 6,359,593
28,349 Breedon Group plc 130,809
24,200 Britvic plc 259,045
18,440 Bunzl plc 749,318
58,288 Burberry Group plc 1,051,336
6,609 Bytes Technology Group plc 51,468
7,946 Central Asia Metals plc 18,312
26,282 Coca-Cola European Partners plc 1,754,061
126,353 Compass Group plc 3,457,435
13,017 Computacenter plc 462,599
185,507 Diageo plc 6,733,002
103,555 Domino's Pizza Group plc 496,620
68,590 DS Smith plc 268,397
99,833 Evraz plc
a,d
13
49,025 FirstGroup plc 109,359
20,723 Future plc 210,206
482 Games Workshop Group plc 60,575
5,261 Genus plc 145,519
496,788 Greatland Gold plc
a
62,436
6,998 Greggs plc 231,979
199,307 GSK plc 3,681,037
181,706 Halma plc 5,283,261
40,601 Harbour Energy plc 159,520
27,967 Hays plc 38,921
14,919 Hikma Pharmaceuticals plc 339,960
115,687 Howden Joinery Group plc 1,197,679
1,682,493 HSBC Holdings plc 13,611,294
262,896 IG Group Holdings plc 2,562,315
5,298 IMI plc 113,523
283,271 Imperial Brands plc 6,523,099
26,086 Inchcape plc 237,516
86,165 InterContinental Hotels Group plc 7,769,997
13,580 J D Wetherspoon plc
a
140,295
1,574 Lancashire Holdings, Ltd. 12,519
1,629 Liontrust Asset Management plc 13,080
158,884 Marks & Spencer Group plc 550,629
30,656 Mondi plc 599,775
218,480 Moneysupermarket.com Group plc 778,516
7,226 Morgan Sindall Group plc 204,015
52,133 Next plc 5,389,235
41,318 PageGroup plc 256,563
66,186 Paragon Banking Group plc 588,438
126,197 Pets at Home Group plc 511,846
80,269 Redde Northgate plc 371,914

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
United Kingdom (10.5%) - continued
23,803 Redrow plc $ 186,438
281,137 RELX plc 11,153,766
283,389 Rightmove plc 2,083,187
89,129 Rio Tinto plc 6,629,507
5,344 RS Group plc 55,782
273,012 Serco Group plc 562,523
580,117 Shell plc 18,989,579
13,207 Spectris plc 635,266
64,029 Spirent Communications plc 100,631
84,013 SSP Group plc
a
251,440
8,696 Synthomer plc
a
20,979
425,606 Tesco plc 1,576,752
3,743 Tritax Big Box REIT plc 8,032
49,183 Virgin Money UK plc 104,125
19,666 Watches of Switzerland Group plc
a,b
177,333
16,239 Whitbread plc 756,044
80,177 Wickes Group plc 144,837
16,171 YouGov plc 243,225
2,620 Young & Company's Brewery plc 36,401
Total 144,753,394
United States (0.1%)
20,131 Yum China Holding, Inc. 854,158
Total 854,158
Virgin Islands, British (<0.1%)
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,107,651,804) 1,308,125,356
Shares
Collateral Held for Securities
Loaned ( 0.7% )
9,592,320 Thrivent Cash Management Trust 9,592,320
Total Collateral Held for
Securities Loaned
(cost $9,592,320) 9,592,320
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
79,400 Companhia de Saneamento do
Parana 96,275
Total 96,275
Germany (<0.1%)
4,111 Bayerische Motoren Werke AG 409,055
Total 409,055
Russian Federation (<0.1%)
171 Transneft PJSC
a,d,f
0
Total 0
South Korea (0.1%)
744 Hyundai Motor Company, 2nd
Preferred 65,876
554 Hyundai Motor Company, Preferred 48,726
Shares Preferred Stock (<0.1%) Value
South Korea (0.1%) - continued
19,801 Samsung Electronics Company,
Ltd. $ 954,141
Total 1,068,743
Total Preferred Stock
(cost $1,739,914) 1,574,073
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
h
769,933
7,010,000 6.000%,  5/16/2024
h
770,945
1,326,000 6.000%,  11/15/2026
h
149,175
1,410,000 5.375%,  4/12/2027
h
150,165
210,000 5.500%,  4/12/2037
h
22,575
Total 1,862,793
Total Long-Term Fixed Income
(cost $7,583,707) 1,862,793
Shares or
Principal
Amount Short-Term Investments ( 4.1% )
Federal Home Loan Bank Discount
Notes
300,000 5.260%,  1/10/2024
i,j
299,479
100,000 5.305%,  1/16/2024
i,j
99,740
1,800,000 5.350%,  1/17/2024
i,j
1,795,050
200,000 5.225%,  3/1/2024
i,j
198,192
100,000 5.244%,  3/13/2024
i,j
98,924
600,000 5.205%,  4/12/2024
i,j
591,031
Thrivent Core Short-Term Reserve
Fund
5,331,429 5.730% 53,314,297
Total Short-Term Investments
(cost $56,397,763) 56,396,713
Total Investments (cost
$1,182,965,508) 100.3% $1,377,551,255
Other Assets and Liabilities,
Net (0.3%) (4,622,607)
Total Net Assets 100.0% $1,372,928,648
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $23,663,738 or
1.7% of total net assets.
c Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 9,111,598
Total lending $9,111,598
Gross amount payable upon return of
collateral for securities loaned $9,592,320
Net amounts due to counterparty $480,722
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Borhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 209,652,467
Gross unrealized depreciation (31,898,814)
Net unrealized appreciation (depreciation) $ 177,753,653
Cost for federal income tax purposes $ 1,202,690,363

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 57,245,325 2,380,090 54,865,234 1
Consumer Discretionary 161,154,464 2,568,134 158,586,330 –
Consumer Staples^ 88,568,938 2,537,416 86,031,522 0
Energy^ 71,144,341 6,067,446 65,076,870 25
Financials^ 237,842,471 1,220,302 236,622,169 0
Health Care 167,106,666 61,894 167,044,772 –
Industrials 194,246,081 – 194,246,081 –
Information Technology 158,702,199 5,834,034 152,868,165 –
Materials^ 109,299,967 2,822,751 106,477,201 15
Real Estate 23,191,659 441,447 22,750,212 –
Utilities 39,623,245 176,155 39,447,090 –
Long-Term Fixed Income
Energy 1,862,793 – 1,862,793 –
Preferred Stock
Consumer Discretionary 523,657 – 523,657 –
Energy^ – – – 0
Information Technology 954,141 – 954,141 –
Utilities 96,275 – 96,275 –
Short-Term Investments 3,082,416 – 3,082,416 –
Subtotal Investments in Securities $1,314,644,638 $24,109,669 $1,290,534,928 $41
Other Investments  * Total
Affiliated Short-Term Investments 53,314,297
Collateral Held for Securities Loaned 9,592,320
Subtotal Other Investments $62,906,617
Total Investments at Value $1,377,551,255
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,892,761 2,892,761 – –
Total Asset Derivatives $2,892,761 $2,892,761 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$3,082,416 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 692 March 2024 $ 75,246,828 $ 2,686,212
ICE US mini MSCI Emerging Markets Index 108 March 2024 5,375,431 206,549
Total Futures Long Contracts $ 80,622,259 $ 2,892,761
Total Futures Contracts $ 80,622,259 $2,892,761

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for International
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,892,761
Total Equity Contracts 2,892,761
Total Asset Derivatives $2,892,761
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,561,494
Total Equity Contracts
3,561,494
Total $3,561,494
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,651,098
Total Equity Contracts 4,651,098
Total $4,651,098
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $71,862,308

International Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $80,260 $614,387 $641,333 $53,314 5,331 3.9%
Total Affiliated Short-Term Investments 80,260 53,314 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 982 123,818 115,208 9,592 9,592 0.7
Total Collateral Held for Securities Loaned 982 9,592 0.7
Total Value $81,242 $62,906
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $40 ($40) $ – $3,006
Total Income/Non Cash Income from Affiliated
Investments $3,006
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 204
Total Affiliated Income from Securities Loaned, Net $204
Total Value $40 ($40) $ –

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Australia (7.3%)
2,768 Ampol , Ltd. $ 68,218
14,902 APA Group 86,723
6,780 Aristocrat Leisure, Ltd. 188,372
2,249 ASX, Ltd. 96,624
21,380 Aurizon Holdings, Ltd. 55,351
34,907 Australia and New Zealand
Banking Group, Ltd. 616,737
58,874 BHP Group, Ltd. 2,011,406
5,247 BlueScope Steel, Ltd. 83,650
16,140 Brambles, Ltd. 149,600
4,159 CAR Group, Ltd. 88,135
761 Cochlear, Ltd. 154,822
15,546 Coles Group, Ltd. 170,773
19,469 Commonwealth Bank of Australia 1,483,868
6,311 Computershare, Ltd. 105,112
5,611 CSL, Ltd. 1,093,859
12,493 DEXUS Property Group 65,290
16,642 Endeavour Group, Ltd. 59,101
19,669 Fortescue, Ltd. 387,820
19,853 Goodman Group 341,806
22,250 GPT Group 70,220
3,071 IDP Education, Ltd. 41,892
7,916 Independence Group NL 48,787
28,301 Insurance Australia Group, Ltd. 109,394
25,853 Lottery Corporation, Ltd. 85,305
4,265 Macquarie Group, Ltd. 533,900
31,988 Medibank Private, Ltd. 77,659
2,040 Mineral Resources, Ltd. 97,173
45,831 Mirvac Group 65,201
36,343 National Australia Bank, Ltd. 759,601
13,348 Northern Star Resources, Ltd. 123,844
5,291 Orica, Ltd. 57,514
20,010 Origin Energy, Ltd. 115,471
33,207 Pilbara Minerals, Ltd. 89,132
9,778 Qantas Airways, Ltd.
a
35,817
17,352 QBE Insurance Group, Ltd. 175,821
2,132 Ramsay Health Care, Ltd. 76,479
614 REA Group, Ltd. 75,712
2,570 Reece, Ltd. 39,200
4,312 Rio Tinto, Ltd. 399,282
37,723 Santos, Ltd. 196,141
60,287 Scentre Group 122,769
4,138 SEEK, Ltd. 75,283
5,235 Sonic Healthcare, Ltd. 114,389
52,679 South32, Ltd. 119,141
27,727 Stockland 84,086
14,754 Suncorp Group, Ltd. 139,711
46,972 Telstra Corporation, Ltd. 126,931
35,865 Transurban Group 335,136
9,272 Treasury Wine Estates, Ltd. 68,219
44,944 Vicinity Centres 62,432
2,725 Washington H. Soul Pattinson and
Company, Ltd. 60,876
13,177 Wesfarmers, Ltd. 512,439
40,758 Westpac Banking Corporation 635,926
1,936 Wisetech Global, Ltd. 99,229
22,054 Woodside Energy Group, Ltd. 465,705
14,189 Woolworths, Ltd. 359,974
Total 13,963,058
Austria (0.2%)
3,994 Erste Group Bank AG 161,776
1,711 OMV AG 75,066
791 Verbund AG 73,303
Shares Common Stock (98.1%) Value
Austria (0.2%) - continued
1,319 Voestalpine AG $ 41,530
Total 351,675
Belgium (0.8%)
1,856 Ageas SA NV 80,681
10,089 Anheuser-Busch InBev NV 651,224
250 D'ieteren Group 48,903
334 Elia System Operator SA 41,808
1,022 Groupe Bruxelles Lambert SA 80,485
2,907 KBC Groep NV 188,662
5 Lotus Bakeries NV 45,428
175 Sofina SA 43,632
861 Syensqo SA
a
89,594
1,468 UCB SA 127,968
2,433 Umicore SA 66,924
2,039 Warehouses De Pauw CVA 64,184
Total 1,529,493
Bermuda (0.1%)
18,860 Aegon , Ltd. 109,653
7,500 CK Infrastructure Holdings, Ltd. 41,506
12,600 Hongkong Land Holdings, Ltd. 43,824
1,900 Jardine Matheson Holdings, Ltd. 78,299
Total 273,282
Cayman Islands (0.3%)
19,600 Budweiser Brewing Company
APAC, Ltd.
b
36,744
24,800 ESR Cayman, Ltd.
b
34,297
631 Futu Holdings, Ltd. ADR
a
34,472
22,016 Grab Holdings, Ltd.
a
74,194
28,400 Sands China, Ltd.
a
83,126
4,254 Sea, Ltd. ADR
a
172,287
16,000 SITC International Holdings
Company, Ltd. 27,616
97,033 WH Group, Ltd.
b
62,664
19,000 Wharf Real Estate Investment
Company, Ltd. 64,229
Total 589,629
Denmark (3.3%)
35 A.P. Moller - Maersk AS, Class A 62,170
56 A.P. Moller - Maersk AS, Class B 100,801
1,144 Carlsberg AS 143,554
1,225 Christian Hansen Holding AS 102,737
1,587 Coloplast AS 181,340
8,011 Danske Bank AS 214,144
1,170 Demant AS
a
51,316
2,162 DSV AS 379,878
767 Genmab AS
a
244,560
37,904 Novo Nordisk AS 3,928,037
2,376 Novozymes AS 130,617
2,197 Orsted AS
b
121,794
982 Pandora AS 135,767
105 Rockwool International AS 30,720
4,056 Tryg AS 88,268
11,730 Vestas Wind Systems AS
a
371,158
Total 6,286,861
Finland (1.1%)
1,652 Elisa Oyj 76,359
5,211 Fortum Oyj 75,268
3,172 Kesko Oyj 62,881

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Finland (1.1%) - continued
3,948 KONE Oyj $ 197,483
7,703 Metso Oyj 78,200
4,914 Neste Oil Oyj 174,692
62,805 Nokia Oyj 213,909
37,188 Nordea Bank Abp 461,683
1,251 Orion Oyj 54,207
5,228 Sampo Oyj 229,050
6,757 Stora Enso Oyj 93,622
6,199 UPM- Kymmene Oyj 233,830
5,498 Wartsila Corporation 79,904
Total 2,031,088
France (10.9%)
2,308 Accor SA 88,341
402 Aeroports de Paris SA 52,161
6,083 Air Liquide SA 1,184,330
3,348 Alstom SA 45,149
713 Amundi SA
b
48,633
697 Arkema SA 79,401
20,954 AXA SA 684,282
481 BioMerieux 53,516
12,201 BNP Paribas SA 847,305
8,570 Bollore SA 53,629
2,216 Bouygues SA 83,608
3,426 Bureau Veritas SA 86,677
1,815 Capgemini SE 379,319
6,690 Carrefour SA 122,525
5,294 Compagnie de Saint-Gobain SA 390,417
7,880 Compagnie Generale des
Etablissements Michelin SCA 283,101
574 Covivio 30,886
12,410 Credit Agricole SA 176,428
7,479 Danone SA 485,226
235 Dassault Aviation SA 46,561
7,761 Dassault Systemes SE 379,879
2,899 Edenred SE 173,490
854 Eiffage SA 91,677
21,215 Engie SA 373,729
3,425 EssilorLuxottica SA 687,734
495 Eurazeo SE 39,360
534 Gecina SA 65,009
4,152 Groupe Eurotunnel SA 76,043
368 Hermes International SCA 782,188
438 Ipsen SA 52,249
865 Kering SA 383,106
2,499 Klepierre SA 68,224
1,220 La Francaise des Jeux SAEM
b
44,316
3,079 Legrand SA 319,851
2,802 L'Oreal SA 1,396,796
3,207 LVMH Moet Hennessy Louis Vuitton
SE 2,605,801
21,628 Orange SA 246,508
2,375 Pernod-Ricard SA 419,713
2,658 Publicis Groupe SA 246,959
268 Remy Cointreau SA 34,185
2,233 Renault SA 91,329
3,970 Safran SA 699,951
13,221 Sanofi SA 1,313,805
321 Sartorius Stedim Biotech 85,123
6,321 Schneider Electric SE 1,272,454
283 SEB SA 35,439
8,580 Societe Generale SA 228,273
1,028 Sodexo SA 113,171
692 Teleperformance SE 101,314
1,221 Thales SA 180,796
Shares Common Stock (98.1%) Value
France (10.9%) - continued
26,618 TotalEnergies SE $ 1,809,994
7,894 Veolia Environnement SA 249,503
5,897 Vinci SA 742,108
7,766 Vivendi SE 83,135
2,793 Worldline SA
a,b
48,570
Total 20,763,277
Germany (8.1%)
1,882 Adidas AG 382,435
4,685 Allianz SE 1,252,023
10,367 BASF SE 558,231
11,411 Bayer AG 423,392
3,704 Bayerische Motoren Werke AG 412,149
951 Bechtle AG 47,633
1,171 Beiersdorf AG 175,363
1,615 Brenntag AG 148,430
458 Carl Zeiss Meditec AG 49,855
12,244 Commerzbank AG 145,529
1,278 Continental AG 108,542
2,247 Covestro AG
a,b
130,937
6,213 Daimler Truck Holding AG 233,385
2,043 Delivery Hero AG
a,b
56,229
22,513 Deutsche Bank AG 307,327
2,207 Deutsche Boerse AG 454,497
6,949 Deutsche Lufthansa AG
a
61,778
11,513 Deutsche Post AG 569,847
37,647 Deutsche Telekom AG 905,156
1,323 Dr. Ing . h.c . F. Porsche AG
b
116,526
26,077 E.ON SE 350,345
2,706 Evonik Industries AG 55,281
2,386 Fresenius Medical Care AG 99,754
4,907 Fresenius SE & Company KGaA 152,095
1,902 GEA Group AG 79,074
700 Hannover Rueckversicherung SE 167,372
1,622 Heidelberg Materials AG 144,987
1,806 HelloFresh SE
a
28,474
1,207 Henkel AG & Company KGaA 86,600
15,168 Infineon Technologies AG 633,454
843 Knorr- Bremse AG 54,446
861 LEG Immobilien AG
a
75,345
9,320 Mercedes-Benz Group AG 643,059
1,501 Merck KGaA 238,980
625 MTU Aero Engines AG 134,653
1,585 Muenchener Rueckversicherungs-
Gesellschaft AG 657,479
671 Nemetschek SE 57,931
1,779 Porsche Automobil Holding SE 90,910
1,226 PUMA SE 68,202
58 Rational AG 44,756
506 Rheinmetall AG 160,471
7,344 RWE AG 334,246
12,129 SAP SE 1,866,911
304 Sartorius AG 111,635
871 Scout24 SE
b
61,590
8,827 Siemens AG 1,656,024
6,035 Siemens Energy AG
a
79,760
3,275 Siemens Healthineers AG
b
190,142
1,542 Symrise AG 169,459
750 Talanx AG 53,599
343 Volkswagen AG 44,883
8,516 Vonovia SE 267,587
207 Wacker Chemie AG 26,098

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Germany (8.1%) - continued
2,604 Zalando SE
a,b
$ 61,648
Total 15,486,514
Hong Kong (1.9%)
133,400 AIA Group, Ltd. 1,160,964
43,000 BOC Hong Kong (Holdings), Ltd. 116,811
22,500 CK Asset Holdings, Ltd. 112,930
31,000 CK Hutchison Holdings, Ltd. 166,551
19,000 CLP Holdings, Ltd. 156,980
25,000 Galaxy Entertainment Group, Ltd. 140,022
21,000 Hang Lung Properties, Ltd. 29,197
8,900 Hang Seng Bank, Ltd. 103,911
17,000 Henderson Land Development
Company, Ltd. 52,351
44,000 HKT Trust and HKT, Ltd. 52,533
130,162 Hong Kong and China Gas
Company, Ltd. 99,806
14,000 Hong Kong Exchanges & Clearing,
Ltd. 480,204
29,760 Link REIT 167,104
18,000 MTR Corporation, Ltd. 69,864
18,000 New World Development Company,
Ltd. 27,909
16,000 Power Assets Holdings, Ltd. 92,764
42,571 Sino Land Company, Ltd. 46,295
17,000 Sun Hung Kai Properties, Ltd. 183,963
5,000 Swire Pacific, Ltd. 42,348
13,200 Swire Properties, Ltd. 26,720
16,000 Techtronic Industries Company,
Ltd. 190,641
12,000 Wharf Holdings, Ltd. 38,657
20,000 Xinyi Glass Holdings Company,
Ltd. 22,464
Total 3,580,989
Ireland (1.0%)
18,250 AIB Group plc 78,160
12,273 Bank of Ireland Group plc 111,420
8,218 CRH plc 565,556
1,147 DCC plc 84,397
2,052 Flutter Entertainment plc
a
362,160
5,112 James Hardie Industries plc
a
197,098
1,852 Kerry Group plc 160,752
1,797 Kingspan Group plc 155,306
3,024 Smurfit Kappa Group plc 119,873
Total 1,834,722
Isle of Man (<0.1%)
7,419 Entain plc 93,561
Total 93,561
Israel (0.7%)
482 Azrieli Group, Ltd. 31,176
14,756 Bank Hapoalim BM 132,562
17,703 Bank Leumi Le-Israel BM 142,471
1,087 Check Point Software Technologies,
Ltd.
a
166,083
485 CyberArk Software, Ltd.
a
106,239
310 Elbit Systems, Ltd. 65,748
1,049 Global-e Online, Ltd.
a
41,572
8,986 ICL Group, Ltd. 45,179
14,368 Israel Discount Bank, Ltd. 71,939
1,794 Mizrahi Tefahot Bank, Ltd. 69,449
Shares Common Stock (98.1%) Value
Israel (0.7%) - continued
308 Monday.com, Ltd.
a
$ 57,845
736 NICE, Ltd.
a
146,375
13,019 Teva Pharmaceutical Industries,
Ltd. ADR
a
135,918
631 Wix.com, Ltd.
a
77,626
Total 1,290,182
Italy (2.0%)
1,446 Amplifon SPA 50,105
11,772 Assicurazioni Generali SPA 248,712
14,079 Banco BPM SPA 74,604
6,071 Davide Campari-Milano NV 68,558
254 DiaSorin SPA 26,178
94,469 Enel SPA 702,830
27,448 Eni SPA 465,556
7,093 Finecobank Banca Fineco SPA 106,708
3,903 Infrastrutture Wireless Italiane SPA
b
49,415
180,503 Intesa Sanpaolo SPA 528,222
4,701 Leonardo SPA 77,675
6,412 Mediobanca SPA 79,456
2,392 Moncler SPA 147,274
6,859 Nexi SPA
a,b
56,196
6,068 Poste Italiane SPA
b
68,973
3,050 Prysmian SPA 139,034
1,215 Recordati SPA 65,516
23,422 Snam SPA 120,504
113,267 Telecom Italia SPA
a
36,787
16,342 Terna Rete Elettrica Nazionale SPA 136,336
18,656 UniCredit SPA 507,996
Total 3,756,635
Japan (22.0%)
8,900 Advantest Corporation
a
299,890
7,600 Aeon Company, Ltd. 169,590
2,200 AGC, Inc. 81,542
1,700 Aisin Corporation 59,264
5,100 Ajinomoto Company, Inc. 196,319
1,900 All Nippon Airways Company, Ltd.
a
41,165
5,607 Asahi Group Holdings, Ltd. 208,784
2,500 Asahi Intecc Company, Ltd. 50,697
14,600 Asahi Kasei Corporation 107,753
21,000 Astellas Pharma, Inc. 249,759
1,300 Azbil Corporation 42,877
7,000 Bandai Namco Holdings, Inc. 139,988
1,500 BayCurrent Consulting, Inc. 52,509
6,600 Bridgestone Corporation 272,589
2,700 Brother Industries, Ltd. 42,998
11,600 Canon, Inc.
c
297,583
2,000 Capcom Company, Ltd. 64,542
8,400 Central Japan Railway Company
a
213,194
6,200 Chiba Bank, Ltd. 44,669
7,500 Chubu Electric Power Company,
Inc. 96,835
7,800 Chugai Pharmaceutical Company,
Ltd. 294,671
12,300 Concordia Financial Group, Ltd. 56,065
2,400 Dai Nippon Printing Company, Ltd. 70,874
3,500 Daifuku Company, Ltd. 70,574
10,900 Dai-Ichi Mutual Life Insurance
Company, Ltd. 231,221
21,500 Daiichi Sankyo Company, Ltd. 588,599
3,100 Daikin Industries, Ltd. 502,882
700 Daito Trust Construction Company,
Ltd. 81,023

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Japan (22.0%) - continued
6,900 Daiwa House Industry Company,
Ltd. $ 208,590
27 Daiwa House REIT Investment
Corporation 48,146
15,500 Daiwa Securities Group, Inc. 104,039
22,000 Denso Corporation
a
330,272
2,400 Dentsu Group, Inc. 61,448
1,100 DISCO Corporation 271,663
3,500 East Japan Railway Company 201,470
2,900 Eisai Company, Ltd. 144,394
33,500 Eneos Holdings, Inc. 132,869
11,100 FANUC Corporation 325,775
2,000 Fast Retailing Company, Ltd. 494,558
1,500 Fuji Electric Company, Ltd. 64,293
4,300 FUJIFILM Holdings NPV 257,698
2,000 Fujitsu, Ltd. 300,987
54 GLP J-REIT 53,754
1,600 Hamamatsu Photonics KK 65,644
2,700 Hankyu Hanshin Holdings, Inc. 85,806
200 Hikari Tsushin, Inc. 33,054
400 Hirose Electric Company, Ltd. 45,175
1,200 Hitachi Construction Machinery
Company, Ltd. 31,589
10,800 Hitachi, Ltd. 776,841
53,700 Honda Motor Company, Ltd.
a
553,927
1,300 Hoshizaki Corporation 47,489
4,100 Hoya Corporation 510,611
4,500 Hulic Company, Ltd. 47,007
1,300 IBIDEN Company, Ltd. 71,715
11,000 Idemitsu Kosan Company, Ltd.
a,d
59,735
1,800 Iida Group Holdings Company, Ltd. 26,885
11,300 Inpex Corporation 151,214
6,800 Isuzu Motors, Ltd. 87,174
13,800 ITOCHU Corporation 562,210
1,700 Japan Airlines Company, Ltd. 33,397
5,800 Japan Exchange Group, Inc. 122,412
81 Japan Metropolitan Fund
Investment Corporation 58,466
16,800 Japan Post Bank Company, Ltd. 170,972
24,100 Japan Post Holdings Company,
Ltd. 215,152
2,200 Japan Post Insurance Company,
Ltd. 39,051
15 Japan Real Estate Investment
Corporation 62,054
13,900 Japan Tobacco, Inc.
c
358,971
6,700 JFE Holdings, Inc. 103,657
2,100 JSR Corporation 59,754
4,900 Kajima Corporation 81,704
8,200 Kansai Electric Power Company,
Inc. 108,831
5,400 Kao Corporation 221,970
1,600 Kawasaki Kisen Kaisha, Ltd. 68,474
17,400 KDDI Corporation 551,902
48 KDX Realty Investment
Corporation
a
54,674
1,500 Keisei Electric Railway Company,
Ltd. 70,786
2,300 Keyence Corporation 1,010,520
1,600 Kikkoman Corporation 97,771
2,100 Kintetsu Group Holdings Company,
Ltd. 66,536
9,000 Kirin Holdings Company, Ltd. 131,761
1,700 Kobe Bussan Company, Ltd. 50,219
Shares Common Stock (98.1%) Value
Japan (22.0%) - continued
1,340 Koei Tecmo Holdings Company,
Ltd. $ 15,265
2,200 Koito Manufacturing Company, Ltd. 34,185
10,700 Komatsu, Ltd. 278,450
1,200 Konami Group Corporation 62,686
400 KOSE Corporation 29,898
11,700 Kubota Corporation 175,594
14,800 Kyocera Corporation
a,d
215,489
3,100 Kyowa Hakko Kirin Company, Ltd. 52,015
900 Lasertec Corporation 236,274
31,000 LY Corporation 109,625
5,100 M3, Inc. 84,162
2,600 Makita Corporation 71,514
16,600 Marubeni Corporation 261,359
4,000 MatsukiyoCocokara & Company
a
70,696
6,600 Mazda Motor Corporation 70,548
1,000 McDonald's Holdings Company
(Japan), Ltd. 43,317
2,700 MEIJI Holdings Company, Ltd. 64,135
4,200 Minebea Mitsumu , Inc. 85,966
3,300 MISUMI Group, Inc. 55,716
14,900 Mitsubishi Chemical Group
Corporation 91,086
40,200 Mitsubishi Corporation
a,d
640,356
22,400 Mitsubishi Electric Corporation 316,827
13,100 Mitsubishi Estate Company, Ltd. 179,576
9,400 Mitsubishi HC Capital, Inc. 62,978
3,700 Mitsubishi Heavy Industries, Ltd. 215,429
132,600 Mitsubishi UFJ Financial Group,
Inc. 1,137,991
15,000 Mitsui & Company, Ltd. 561,959
2,000 Mitsui Chemicals, Inc. 59,144
10,300 Mitsui Fudosan Company, Ltd. 251,832
4,000 Mitsui O.S.K. Lines, Ltd. 127,881
28,030 Mizuho Financial Group, Inc. 478,130
2,900 MonotaRO Company, Ltd. 31,556
5,000 MS and AD Insurance Group
Holdings, Inc. 196,594
20,000 Murata Manufacturing Company,
Ltd.
a
422,640
2,900 NEC Corporation 171,350
4,000 NEXON Company, Ltd. 72,756
4,800 Nidec Corporation 193,474
12,100 Nintendo Company, Ltd. 629,610
18 Nippon Building Fund, Inc. 77,920
800 Nippon Express Holdings, Inc. 45,392
11,000 Nippon Paint Holdings Company,
Ltd. 88,730
26 Nippon Prologis REIT, Inc. 49,992
2,000 Nippon Sanso Holdings
Corporation 53,405
9,900 Nippon Steel Corporation 226,153
347,100 Nippon Telegraph and Telephone
Corporation 423,838
5,600 Nippon Yusen Kabushiki Kaisha 172,948
1,500 Nissan Chemical Corporation 58,408
27,000 Nissan Motor Company, Ltd. 105,568
2,400 Nissin Foods Holdings Company,
Ltd.
a,d
83,808
900 Nitori Holdings Company, Ltd. 120,849
1,700 Nitto Denko Corporation 126,863
34,900 Nomura Holdings, Inc. 157,175
1,300 Nomura Real Estate Holdings, Inc. 34,113
49 Nomura Real Estate Master Fund,
Inc. 57,307

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Japan (22.0%) - continued
4,500 Nomura Research Institute, Ltd. $ 130,692
7,300 NTT Data Group Corporation 103,190
7,400 Obayashi Corporation 63,924
800 OBIC Company, Ltd. 137,644
3,600 Odakyu Electric Railway Company,
Ltd. 54,820
9,800 Oji Holdings Corporation 37,670
14,000 Olympus Corporation 202,080
2,000 OMRON Corporation 93,066
4,500 Ono Pharmaceutical Company, Ltd. 80,053
900 Open House Company, Ltd. 26,621
400 Oracle Corporation Japan 30,792
12,700 Oriental Land Company, Ltd. 472,037
13,600 ORIX Corporation 255,424
4,400 Osaka Gas Company, Ltd. 91,848
1,300 Otsuka Corporation 53,501
4,900 Otsuka Holdings Company, Ltd. 183,245
4,400 Pan Pacific International Holdings
Company 104,740
25,700 Panasonic Holdings Corporation 253,083
17,400 Rakuten Group, Inc.
a
77,575
16,700 Recruit Holdings Company, Ltd. 698,246
17,100 Renesas Electronics Corporation
a
305,765
24,700 Resona Holdings, Inc. 125,213
6,400 Ricoh Company, Ltd. 49,015
3,800 Rohm Company, Ltd.
a
72,545
2,900 SBI Holdings, Inc. 65,086
1,800 SCSK Corporation 35,637
2,400 Secom Company, Ltd. 172,657
3,400 Seiko Epson Corporation 50,765
4,500 Sekisui Chemical Company, Ltd. 64,723
6,900 Sekisui House, Ltd. 152,947
8,800 Seven & I Holdings Company, Ltd. 348,036
3,700 SG Holdings Company, Ltd. 53,043
3,000 Sharp Corporation
a
21,352
2,800 Shimadzu Corporation 78,073
900 Shimano, Inc. 138,640
6,000 Shimizu Corporation 39,800
21,200 Shin-Etsu Chemical Company, Ltd. 886,651
3,000 Shionogi & Company, Ltd. 144,384
4,600 Shiseido Company, Ltd. 138,655
5,300 Shizuoka Financial Group, Inc. 44,817
700 SMC Corporation 374,455
33,400 SoftBank Corporation 416,222
12,000 SoftBank Group Corporation 529,662
3,400 Sompo Holdings, Inc. 166,356
14,600 Sony Group Corporation 1,381,641
1,000 Square Enix Holdings Company,
Ltd. 35,850
7,100 Subaru Corporation 129,500
4,100 Sumco Corporation 61,333
16,100 Sumitomo Chemical Company, Ltd. 39,135
12,100 Sumitomo Corporation 263,316
8,300 Sumitomo Electric Industries, Ltd. 105,315
2,900 Sumitomo Metal Mining Company,
Ltd. 86,124
14,800 Sumitomo Mitsui Financial Group,
Inc. 720,166
7,600 Sumitomo Mitsui Trust Holdings,
Inc.
a,d
145,554
3,300 Sumitomo Realty & Development
Company, Ltd. 97,792
1,600 Suntory Beverage and Food, Ltd. 52,608
4,300 Suzuki Motor Corporation 183,251
1,900 Sysmex Corporation 105,622
Shares Common Stock (98.1%) Value
Japan (22.0%) - continued
5,800 T&D Holdings, Inc. $ 92,078
2,000 Taisei Corporation 68,296
18,400 Takeda Pharmaceutical Company,
Ltd. 527,676
4,500 TDK Corporation 213,410
7,800 Terumo Corporation 255,068
2,600 TIS, Inc. 57,146
2,200 Tobu Railway Company, Ltd. 59,024
1,300 Toho Company, Ltd. 43,888
20,900 Tokio Marine Holdings, Inc. 520,431
17,700 Tokyo Electric Power Company
Holdings, Inc.
a
92,626
5,500 Tokyo Electron, Ltd. 977,569
4,300 Tokyo Gas Company, Ltd. 98,637
5,800 Tokyu Corporation 70,720
2,900 TOPPAN Holdings, Inc. 80,764
16,100 Toray Industries, Inc. 83,398
3,000 Tosoh Corporation 38,244
1,500 TOTO, Ltd. 39,405
1,700 Toyota Industries Corporation 138,194
123,200 Toyota Motor Corporation 2,257,482
2,500 Toyota Tsusho Corporation 146,705
1,600 Trend Micro, Inc. 85,392
4,700 Unicharm Corporation 169,986
2,400 USS Company, Ltd. 48,183
2,600 West Japan Railway Company 108,338
2,950 Yakult Honsha Company, Ltd.
a
66,220
1,500 Yamaha Corporation 34,552
10,500 Yamaha Motor Company, Ltd.
a,d
93,433
3,100 Yamato Holdings Company, Ltd. 57,206
2,800 Yaskawa Electric Corporation 116,541
2,700 Yokogawa Electric Corporation 51,322
1,100 Zensho Holdings Company, Ltd. 57,557
1,600 ZOZO, Inc. 36,111
Total 42,081,613
Jersey (0.7%)
10,683 Experian plc 435,816
121,580 Glencore plc 730,822
12,484 WPP plc 119,246
Total 1,285,884
Luxembourg (0.2%)
5,943 ArcelorMittal SA 168,662
1,568 Eurofins Scientific SE 102,284
5,485 Tenaris SA 95,402
Total 366,348
Netherlands (6.0%)
5,530 ABN AMRO Bank NV
b
83,163
252 Adyen NV
a,b
325,316
2,325 AerCap Holdings NV
a
172,794
6,885 Airbus SE 1,063,651
1,981 Akzo Nobel NV 164,040
686 Argenx SE
a
260,932
545 ASM International NV 283,658
4,682 ASML Holding NV 3,534,376
1,841 ASR Nederland NV 86,969
895 BE Semiconductor Industries NV 135,123
995 Euronext NV
b
86,472
1,087 EXOR NV 108,806
1,464 Ferrari NV 494,255
5,956 Ferrovial SE 217,399
1,505 Heineken Holding NV 127,434

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Netherlands (6.0%) - continued
3,345 Heineken NV $ 339,850
662 IMCD NV 115,296
42,041 ING Groep NV 630,384
1,132 JDE Peet's BV 30,442
38,972 Koninklijke (Royal) KPN NV 134,263
11,159 Koninklijke Ahold Delhaize NV 321,060
9,168 Koninklijke Philips NV
a
214,551
3,145 NN Group NV 124,293
1,199 OCI NV 34,748
16,990 Prosus NV 506,133
2,649 QIAGEN NV
a
115,169
1,282 Randstad Holding NV 80,458
25,697 Stellantis NV 602,096
7,938 STMicroelectronics NV 398,161
9,521 Universal Music Group NV 271,797
2,887 Wolters Kluwer NV 410,731
Total 11,473,820
New Zealand (0.3%)
15,396 Auckland International Airport, Ltd. 85,647
1,746 EBOS Group, Ltd. 39,158
6,760 Fisher & Paykel Healthcare
Corporation, Ltd. 100,815
7,882 Mercury NZ, Ltd. 32,885
15,024 Meridian Energy, Ltd. 52,610
21,356 Spark New Zealand, Ltd. 69,931
1,671 Xero , Ltd.
a
127,478
Total 508,524
Norway (0.7%)
4,062 Adevinta ASA
a
44,876
3,670 Aker BP ASA 106,605
10,751 DNB Bank ASA 228,580
10,464 Equinor ASA 331,625
2,273 Gjensidige Forsikring ASA 41,945
1,022 Kongsberg Gruppen ASA 46,788
5,406 Mowi ASA 96,809
15,411 Norsk Hydro ASA 103,586
8,142 Orkla ASA 63,229
843 SalMar ASA 47,212
7,315 Telenor ASA 83,951
1,923 Yara International ASA 68,318
Total 1,263,524
Portugal (0.2%)
36,448 EDP - Energias de Portugal SA 183,442
5,276 Galp Energia SGPS SA 77,629
3,289 Jeronimo Martins SGPS SA 83,707
Total 344,778
Singapore (1.2%)
61,829 CapitaLand Integrated Commercial
Trust 96,379
30,200 Capitaland Investment, Ltd. 72,204
43,354 Capland Ascendas REIT 99,392
5,700 City Developments, Ltd. 28,699
21,000 DBS Group Holdings, Ltd. 531,065
70,200 Genting Singapore, Ltd. 53,174
1,100 Jardine Cycle & Carriage, Ltd. 24,791
16,900 Keppel Corporation, Ltd. 90,429
40,323 Mapletree Logistics Trust 53,093
26,800 Mapletree Pan Asia Commercial
Trust 31,840
Shares Common Stock (98.1%) Value
Singapore (1.2%) - continued
39,363 Oversea-Chinese Banking
Corporation, Ltd. $ 387,309
504,209 Seatrium , Ltd.
a
45,022
10,200 Sembcorp Industries, Ltd. 40,999
17,300 Singapore Airlines, Ltd. 85,900
10,000 Singapore Exchange, Ltd. 74,394
18,100 Singapore Technologies
Engineering, Ltd. 53,299
95,900 Singapore Telecommunications,
Ltd. 179,525
14,700 United Overseas Bank, Ltd. 317,273
5,300 United Overseas Land, Ltd. 25,178
22,300 Wilmar International, Ltd. 60,241
Total 2,350,206
Spain (2.5%)
281 Acciona SA 41,376
2,423 ACS Actividades de Construccion y
Servicios SA
a
107,617
871 Aena SME SA
b
158,096
5,233 Amadeus IT Holding SA 375,842
69,289 Banco Bilbao Vizcaya Argentaria
SA 631,517
187,980 Banco Santander SA 786,259
47,926 CaixaBank SA 197,375
6,565 Cellnex Telecom SA
b
258,483
749 Corp ACCIONA Energias
Renovables SA 23,246
3,568 EDP Renovaveis SA
a
73,041
2,891 Enagas SA 48,769
3,689 Endesa SA 75,260
3,465 Grifols SA
a
59,277
70,071 Iberdrola SA 919,104
12,670 Industria de Diseno Textil SA 552,842
1,464 Naturgy Energy Group SA 43,667
4,714 Redeia Corporacion SA 77,680
14,837 Repsol SA 220,090
56,773 Telefonica SA 221,975
Total 4,871,516
Supranational (<0.1%)
1,373 Unibail-Rodamco-Westfield
a
101,552
Total 101,552
Sweden (3.1%)
1,510 AB Industrivarden , Class A 49,368
1,698 AB Industrivarden , Class C 55,406
3,361 Alfa Laval AB 134,554
11,642 Assa Abloy AB 335,513
31,199 Atlas Copco AB, Class A 537,593
18,130 Atlas Copco AB, Class B 268,979
4,471 Beijer Ref AB 59,996
3,177 Boliden AB 99,438
7,654 Epiroc AB, Class A 154,067
4,530 Epiroc AB, Class B 79,446
4,131 EQT AB 116,964
7,075 Essity Aktiebolag 175,334
2,129 Evolution Gaming Group AB
b
253,586
7,573 Fastighets AB Balder
a
53,707
2,657 Getinge AB 59,165
7,502 Hennes & Mauritz AB 131,586
24,115 Hexagon AB 289,652
885 Holmen AB 37,380
3,975 Husqvarna AB 32,788

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Sweden (3.1%) - continued
3,174 Indutrade AB $ 82,723
1,683 Investment AB Latour 43,903
20,104 Investor AB, Class B 466,206
883 L E Lundbergforetagen AB 48,085
2,708 Lifco AB 66,484
17,603 NIBE Industrier AB 123,616
930 Saab AB 56,045
2,293 Sagax AB 63,114
12,384 Sandvik AB 269,047
5,712 Securitas AB 56,000
18,432 Skandinaviska Enskilda Banken AB 254,374
3,952 Skanska AB 71,601
3,958 SKF AB 79,321
7,037 Svenska Cellulosa AB SCA 105,713
16,942 Svenska Handelsbanken AB 184,116
9,861 Swedbank AB 199,366
2,224 Swedish Orphan Biovitrum AB
a
58,874
6,118 Tele2 AB 52,588
34,012 Telefonaktiebolaget LM Ericsson 214,044
27,403 Telia Company AB 69,917
2,326 Volvo AB, Class A 61,713
17,528 Volvo AB, Class B 456,079
6,774 Volvo Car AB
a
21,969
Total 6,029,420
Switzerland (10.0%)
18,581 ABB, Ltd. 824,962
1,858 Adecco SA 91,253
5,804 Alcon, Inc. 454,082
1,136 Avolta AG 44,725
384 Bachem Holding AG 29,737
532 Baloise Holding AG 83,412
350 Banque Cantonale Vaudoise 45,139
41 Barry Callebaut AG 69,215
240 BKW FMB Energie 42,688
1 Chocoladefabriken Lindt and
Spruengli AG 121,319
2,453 Clariant AG 36,243
2,567 Coca-Cola HBC AG 75,375
6,063 Compagnie Financiere Richemont
SA 837,447
2,160 DSM- Firmenich AG 219,657
80 EMS-CHEMIE Holding AG 64,866
388 Geberit AG 249,065
107 Givaudan SA 443,698
431 Helvetia Holding AG 59,429
6,054 Holcim AG 475,490
2,393 Julius Baer Group, Ltd. 134,243
631 Kuehne & Nagel International AG 217,756
11 Lindt & Spruengli AG 132,040
1,910 Logitech International SA 181,619
865 Lonza Group AG 364,672
31,012 Nestle SA 3,594,907
23,808 Novartis AG 2,404,858
264 Partners Group Holding AG 381,731
372 Roche Holding AG, Bearer Shares 115,590
8,160 Roche Holding AG, Participation
Certificates 2,372,060
4,756 Sandoz Group AG
a
153,020
273 Schindler Holding AG 64,832
473 Schindler Holding AG, Participation
Certificates 118,418
1,741 SGS SA 150,302
3,552 SIG Group AG 81,806
1,771 Sika AG 577,481
Shares Common Stock (98.1%) Value
Switzerland (10.0%) - continued
591 Sonova Holding AG $ 193,285
1,296 Straumann Holding AG 209,437
336 Swatch Group AG, Bearer Shares 91,326
598 Swatch Group AG, Registered
Shares 31,353
343 Swiss Life Holding AG 238,369
891 Swiss Prime Site AG 95,197
3,503 Swiss Re AG 394,194
301 Swisscom AG 181,163
742 Temenos AG 69,145
38,202 UBS Group AG 1,186,615
314 VAT Group AG
b
157,709
1,700 Zurich Insurance Group AG 888,806
Total 19,049,736
United Kingdom (13.5%)
11,305 3i Group plc 347,962
21,860 ABRDN plc 49,700
3,024 Admiral Group plc 103,386
14,759 Anglo American plc 369,369
4,580 Antofagasta plc 97,929
5,086 Ashtead Group plc 353,513
4,003 Associated British Foods plc 120,646
18,002 AstraZeneca plc 2,428,285
10,627 Auto Trader Group plc
b
97,626
31,808 Aviva PLC 176,007
35,318 BAE Systems plc 499,925
175,459 Barclays plc 343,560
11,320 Barratt Developments plc 81,091
1,236 Berkeley Group Holdings plc 73,790
198,228 BP plc 1,175,109
24,677 British American Tobacco plc 722,028
75,070 BT Group plc 118,279
3,926 Bunzl plc 159,535
4,222 Burberry Group plc 76,152
63,253 Centrica plc 113,394
2,398 Coca-Cola European Partners plc 160,042
19,908 Compass Group plc 544,749
1,622 Croda International plc 104,333
26,110 Diageo plc 947,666
2,108 Endeavour Mining plc 47,169
47,564 GSK plc 878,468
64,356 Haleon plc 263,491
4,410 Halma plc 128,224
4,044 Hargreaves Lansdown plc 37,795
1,926 Hikma Pharmaceuticals plc 43,888
226,326 HSBC Holdings plc 1,830,967
9,891 Imperial Brands plc 227,768
16,072 Informa plc 159,859
1,913 InterContinental Hotels Group plc 172,506
1,875 Intertek Group plc 101,506
19,253 J Sainsbury plc 74,228
30,101 JD Sports Fashion plc 63,523
21,654 Kingfisher plc 67,092
8,219 Land Securities Group plc 73,761
69,442 Legal & General Group plc 221,915
738,096 Lloyds TSB Group plc 447,682
4,837 London Stock Exchange Group plc 571,789
26,055 M&G plc 73,739
15,636 Melrose Industries plc 113,023
5,640 Mondi plc 110,345
42,838 National Grid plc 577,084
66,909 NatWest Group plc 186,368
1,399 Next plc 144,621
6,729 Ocado Group plc
a
65,002

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
United Kingdom (13.5%) - continued
7,426 Pearson plc $ 91,213
3,710 Persimmon plc 65,579
8,725 Phoenix Group Holdings plc 59,410
31,979 Prudential plc 360,809
8,335 Reckitt Benckiser Group plc 575,143
21,945 RELX plc 870,641
29,300 Rentokil Initial plc 165,143
13,079 Rio Tinto plc 972,830
97,761 Rolls-Royce Holdings plc
a
372,896
11,927 Sage Group plc 178,056
9,362 Schroders plc 51,189
13,546 SEGRO plc 152,761
3,126 Severn Trent plc 102,797
76,860 Shell plc 2,515,939
10,145 Smith & Nephew plc 139,363
4,037 Smiths Group plc 90,612
857 Spirax-Sarco Engineering plc 114,663
12,685 SSE plc 299,442
6,372 St. James's Place plc 55,438
26,619 Standard Chartered plc 225,892
41,030 Taylor Wimpey plc 76,805
82,541 Tesco plc 305,791
29,043 Unilever plc 1,406,000
7,920 United Utilities Group plc 106,985
267,327 Vodafone Group plc 233,467
2,250 Whitbread plc 104,754
7,142 Wise plc
a
79,430
Total 25,718,937
Total Common Stock
(cost $147,834,935) 187,276,824
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
684 Bayerische Motoren Werke AG 68,060
1,966 Henkel AG & Company KGaA 158,149
2,395 Volkswagen AG 295,198
Total 521,407
Total Preferred Stock
(cost $555,312) 521,407
Shares
Collateral Held for Securities
Loaned ( 0.3% )
647,880 Thrivent Cash Management Trust 647,880
Total Collateral Held for
Securities Loaned
(cost $647,880) 647,880
Shares or
Principal
Amount Short-Term Investments ( 1.3% )
Federal Home Loan Bank Discount
Notes
300,000 5.260%,  1/10/2024
e,f
299,479
Shares or
Principal
Amount Short-Term Investments (1.3%) Value
Thrivent Core Short-Term Reserve
Fund
228,288 5.730% $ 2,282,877
Total Short-Term Investments
(cost $2,582,482) 2,582,356
Total Investments (cost
$151,620,609) 100.0% $191,028,467
Other Assets and Liabilities,
Net 0.0% (40,076)
Total Net Assets 100.0% $190,988,391
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $2,609,125 or
1.4% of total net assets.
c All or a portion of the security is on loan.
d Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 615,336
Total lending $615,336
Gross amount payable upon return of
collateral for securities loaned $647,880
Net amounts due to counterparty $32,544
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 45,845,360
Gross unrealized depreciation (8,231,921)
Net unrealized appreciation (depreciation) $ 37,613,439
Cost for federal income tax purposes $ 153,503,778

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,664,659 172,287 7,492,372 –
Consumer Discretionary 21,827,844 41,572 21,786,272 –
Consumer Staples 17,304,160 160,042 17,144,118 –
Energy 8,121,589 – 8,121,589 –
Financials 35,607,103 34,472 35,572,631 –
Health Care 24,032,980 135,918 23,897,062 –
Industrials 30,784,705 246,988 30,537,717 –
Information Technology 16,111,329 407,793 15,703,536 –
Materials 14,713,131 – 14,713,131 –
Real Estate 4,593,162 – 4,593,162 –
Utilities 6,516,162 – 6,516,162 –
Preferred Stock
Consumer Discretionary 363,258 – 363,258 –
Consumer Staples 158,149 – 158,149 –
Short-Term Investments 299,479 – 299,479 –
Subtotal Investments in Securities $188,097,710 $1,199,072 $186,898,638 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,282,877
Collateral Held for Securities Loaned 647,880
Subtotal Other Investments $2,930,757
Total Investments at Value $191,028,467
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 88,750 88,750 – –
Total Asset Derivatives $88,750 $88,750 $– $–

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$299,479 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 24 March 2024 $ 2,614,130 $ 88,750
Total Futures Long Contracts $ 2,614,130 $ 88,750
Total Futures Contracts $ 2,614,130 $88,750
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 88,750
Total Equity Contracts 88,750
Total Asset Derivatives $88,750
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 208,139
Total Equity Contracts
208,139
Total $208,139
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 127,306
Total Equity Contracts 127,306
Total $127,306
The following table presents International Index Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,618,033

International Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $2,215 $16,600 $16,532 $2,283 228 1.2%
Total Affiliated Short-Term Investments 2,215 2,283 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15 4,872 4,239 648 648 0.3
Total Collateral Held for Securities Loaned 15 648 0.3
Total Value $2,230 $2,931
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $224
Total Income/Non Cash Income from Affiliated
Investments $224
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (10.7%)
1,141,743 Alphabet, Inc., Class C
a
$ 160,905,841
257,149 Meta Platforms, Inc.
a
91,020,460
26,531 Netflix, Inc.
a
12,917,413
Total 264,843,714
Consumer Discretionary (15.3%)
1,210,732 Amazon.com, Inc.
a
183,958,620
50,493 Domino's Pizza, Inc. 20,814,729
140,757 Expedia Group, Inc.
a
21,365,505
171,422 Home Depot, Inc. 59,406,294
83,516 McDonald's Corporation 24,763,329
271,476 Tesla, Inc.
a
67,456,357
Total 377,764,834
Consumer Staples (3.1%)
365,853 BJ's Wholesale Club Holdings,
Inc.
a
24,387,761
445,268 US Foods Holding Corporation
a
20,219,620
194,152 Walmart, Inc. 30,608,063
Total 75,215,444
Energy (2.3%)
714,079 Halliburton Company 25,813,956
138,092 Pioneer Natural Resources
Company 31,054,129
Total 56,868,085
Financials (8.6%)
155,914 American Express Company 29,208,929
69,887 Ameriprise Financial, Inc. 26,545,179
58,066 FactSet Research Systems, Inc. 27,700,385
247,771 Intercontinental Exchange, Inc. 31,821,230
161,905 J.P. Morgan Chase & Company 27,540,041
723,836 KeyCorp 10,423,238
550,727 PayPal Holdings, Inc.
a
33,820,145
220,640 Raymond James Financial, Inc. 24,601,360
Total 211,660,507
Health Care (13.4%)
113,151 Amgen, Inc. 32,589,751
184,716 Danaher Corporation 42,732,199
110,408 Intuitive Surgical, Inc.
a
37,247,243
110,060 Laboratory Corporation of America
Holdings 25,015,537
359,949 Medtronic plc 29,652,599
71,238 Molina Healthcare, Inc.
a
25,739,002
392,950 Novo Nordisk AS ADR
a
40,650,677
108,253 UnitedHealth Group, Inc. 56,991,957
201,699 Zoetis, Inc. 39,809,332
Total 330,428,297
Industrials (7.2%)
102,801 Caterpillar, Inc. 30,395,172
464,286 Fastenal Company 30,071,804
63,541 Northrop Grumman Corporation 29,746,084
31,857 Parker-Hannifin Corporation 14,676,520
711,484 Uber Technologies, Inc.
a
43,806,070
185,366 United Parcel Service, Inc. 29,145,096
Total 177,840,746
Information Technology (34.8%)
89,516 Adobe, Inc.
a
53,405,245
Shares Common Stock (97.7%) Value
Information Technology (34.8%) - continued
352,926 Advanced Micro Devices, Inc.
a
$ 52,024,822
458,077 Apple, Inc. 88,193,565
190,642 Applied Materials, Inc. 30,897,349
128,643 CDW Corporation 29,243,127
502,439 Fortinet, Inc.
a
29,407,755
685,260 Microsoft Corporation 257,685,170
280,279 NVIDIA Corporation 138,799,766
290,574 QUALCOMM, Inc. 42,025,718
159,579 Salesforce, Inc.
a
41,991,618
84,450 ServiceNow, Inc.
a
59,663,080
126,361 Shopify, Inc.
a
9,843,522
61,885 Tyler Technologies, Inc.
a
25,875,356
Total 859,056,093
Materials (1.2%)
169,605 Nucor Corporation 29,518,054
Total 29,518,054
Real Estate (1.1%)
111,441 SBA Communications Corporation 28,271,467
Total 28,271,467
Total Common Stock
(cost $1,444,252,163) 2,411,467,241
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
5,737,253 5.730% 57,372,527
Total Short-Term Investments
(cost $57,372,527) 57,372,527
Total Investments (cost
$1,501,624,690) 100.0% $2,468,839,768
Other Assets and Liabilities, Net
(<0.1%) (412,790)
Total Net Assets 100.0% $2,468,426,978
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 979,427,430
Gross unrealized depreciation (20,563,375)
Net unrealized appreciation (depreciation) $ 958,864,055
Cost for federal income tax purposes $ 1,509,975,713

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 264,843,714 264,843,714 – –
Consumer Discretionary 377,764,834 377,764,834 – –
Consumer Staples 75,215,444 75,215,444 – –
Energy 56,868,085 56,868,085 – –
Financials 211,660,507 211,660,507 – –
Health Care 330,428,297 330,428,297 – –
Industrials 177,840,746 177,840,746 – –
Information Technology 859,056,093 859,056,093 – –
Materials 29,518,054 29,518,054 – –
Real Estate 28,271,467 28,271,467 – –
Subtotal Investments in Securities $2,411,467,241 $ 2,411,467,241 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 57,372,527
Subtotal Other Investments $57,372,527
Total Investments at Value $2,468,839,768
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $52,095 $244,479 $239,201 $57,373 5,737 2.3%
Total Affiliated Short-Term Investments 52,095 57,373 2.3
Total Value $52,095 $57,373
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $2,443
Total Income/Non Cash Income from Affiliated
Investments $2,443
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.7% ) Value
Communications Services (8.6%)
246,052 Alphabet, Inc., Class A
a
$ 34,371,004
207,084 Alphabet, Inc., Class C
a
29,184,348
297,276 AT&T, Inc. 4,988,291
4,182 Charter Communications, Inc.
a
1,625,460
166,958 Comcast Corporation 7,321,108
10,176 Electronic Arts, Inc. 1,392,179
10,279 Fox Corporation, Class A 304,978
5,485 Fox Corporation, Class B 151,660
15,924 Interpublic Group of Companies,
Inc. 519,759
5,899 Live Nation Entertainment, Inc.
a
552,146
11,301 Match Group, Inc.
a
412,487
92,284 Meta Platforms, Inc.
a
32,664,845
18,197 Netflix, Inc.
a
8,859,755
15,823 News Corporation, Class A 388,455
4,773 News Corporation, Class B 122,762
8,229 Omnicom Group, Inc. 711,891
20,059 Paramount Global
b
296,673
6,576 Take-Two Interactive Software,
Inc.
a
1,058,407
21,156 T-Mobile US, Inc. 3,391,941
174,794 Verizon Communications, Inc. 6,589,734
76,077 Walt Disney Company 6,868,992
92,263 Warner Brothers Discovery, Inc.
a
1,049,953
Total 142,826,828
Consumer Discretionary (10.8%)
18,075 Airbnb, Inc.
a
2,460,730
378,098 Amazon.com, Inc.
a
57,448,210
11,761 Aptiv plc
a
1,055,197
733 AutoZone, Inc.
a
1,895,252
9,454 Bath & Body Works, Inc. 408,035
8,053 Best Buy Company, Inc. 630,389
1,451 Booking Holdings, Inc.
a
5,147,016
9,773 BorgWarner, Inc. 350,362
8,969 Caesars Entertainment, Inc.
a
420,467
6,597 CarMax, Inc.
a
506,254
41,889 Carnival Corporation
a
776,622
1,141 Chipotle Mexican Grill, Inc.
a
2,609,421
12,530 D.R. Horton, Inc. 1,904,309
5,002 Darden Restaurants, Inc. 821,829
1,450 Domino's Pizza, Inc. 597,733
21,578 eBay, Inc. 941,232
4,979 Etsy, Inc.
a
403,548
5,543 Expedia Group, Inc.
a
841,372
163,485 Ford Motor Company 1,992,882
6,364 Garmin, Ltd. 818,029
56,939 General Motors Company 2,045,249
5,829 Genuine Parts Company 807,317
5,422 Hasbro, Inc. 276,847
10,662 Hilton Worldwide Holdings, Inc. 1,941,444
41,580 Home Depot, Inc. 14,409,549
15,348 Las Vegas Sands Corporation 755,275
10,401 Lennar Corporation 1,550,165
11,126 LKQ Corporation 531,712
23,995 Lowe's Companies, Inc. 5,340,087
4,788 Lululemon Athletica, Inc.
a
2,448,057
10,257 Marriott International, Inc./MD 2,313,056
30,157 McDonald's Corporation 8,941,852
11,362 MGM Resorts International
a
507,654
2,198 Mohawk Industries, Inc.
a
227,493
50,891 NIKE, Inc. 5,525,236
17,688 Norwegian Cruise Line Holdings,
Ltd.
a
354,468
132 NVR, Inc.
a
924,059
Shares Common Stock (99.7%) Value
Consumer Discretionary (10.8%) - continued
2,460 O'Reilly Automotive, Inc.
a
$ 2,337,197
1,608 Pool Corporation 641,126
8,964 PulteGroup, Inc. 925,264
1,653 Ralph Lauren Corporation 238,363
14,079 Ross Stores, Inc. 1,948,393
9,801 Royal Caribbean Cruises, Ltd.
a
1,269,131
47,506 Starbucks Corporation 4,561,051
9,529 Tapestry, Inc. 350,762
114,988 Tesla, Inc.
a
28,572,218
47,567 TJX Companies, Inc. 4,462,260
4,495 Tractor Supply Company 966,560
2,047 Ulta Beauty, Inc.
a
1,003,010
13,743 VF Corporation 258,368
2,281 Whirlpool Corporation 277,757
3,992 Wynn Resorts, Ltd. 363,711
11,654 Yum! Brands, Inc. 1,522,712
Total 180,626,292
Consumer Staples (6.1%)
73,535 Altria Group, Inc. 2,966,402
22,176 Archer-Daniels-Midland Company 1,601,551
7,608 Brown-Forman Corporation 434,417
6,041 Bunge Global SA 609,839
8,167 Campbell Soup Company 353,059
10,244 Church & Dwight Company, Inc. 968,673
5,156 Clorox Company 735,194
161,779 Coca-Cola Company 9,533,636
34,233 Colgate-Palmolive Company 2,728,712
19,872 Conagra Brands, Inc. 569,531
6,720 Constellation Brands, Inc. 1,624,560
18,408 Costco Wholesale Corporation 12,150,753
9,125 Dollar General Corporation 1,240,544
8,690 Dollar Tree, Inc.
a
1,234,414
9,659 Estee Lauder Companies, Inc. 1,412,629
24,168 General Mills, Inc. 1,574,303
6,232 Hershey Company 1,161,894
12,042 Hormel Foods Corporation 386,669
4,413 J.M. Smucker Company 557,715
10,966 Kellanova 613,109
71,658 Kenvue, Inc. 1,542,797
41,860 Keurig Dr. Pepper, Inc. 1,394,775
14,051 Kimberly-Clark Corporation 1,707,337
33,147 Kraft Heinz Company 1,225,776
27,514 Kroger Company 1,257,665
6,026 Lamb Weston Holdings, Inc. 651,350
10,448 McCormick & Company, Inc. 714,852
7,699 Molson Coors Beverage Company 471,256
56,562 Mondelez International, Inc. 4,096,786
30,713 Monster Beverage Corporation
a
1,769,376
57,163 PepsiCo, Inc. 9,708,564
64,544 Philip Morris International, Inc. 6,072,300
97,992 Procter & Gamble Company 14,359,748
20,963 Sysco Corporation 1,533,024
19,192 Target Corporation 2,733,325
11,859 Tyson Foods, Inc. 637,421
29,813 Walgreens Boots Alliance, Inc. 778,417
59,311 Walmart, Inc. 9,350,379
Total 102,462,752
Energy (3.9%)
12,752 APA Corporation 457,542
41,836 Baker Hughes Company 1,429,955
72,993 Chevron Corporation 10,887,636
49,369 ConocoPhillips 5,730,260

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Energy (3.9%) - continued
31,274 Coterra Energy, Inc. $ 798,112
26,638 Devon Energy Corporation 1,206,701
7,442 Diamondback Energy, Inc. 1,154,105
24,246 EOG Resources, Inc. 2,932,554
17,102 EQT Corporation 661,163
166,544 Exxon Mobil Corporation 16,651,069
37,213 Halliburton Company 1,345,250
11,494 Hess Corporation 1,656,975
80,402 Kinder Morgan, Inc. 1,418,291
24,333 Marathon Oil Corporation 587,885
15,787 Marathon Petroleum Corporation 2,342,159
27,452 Occidental Petroleum Corporation 1,639,159
24,221 ONEOK, Inc. 1,700,799
18,292 Phillips 66 2,435,397
9,700 Pioneer Natural Resources
Company 2,181,336
59,391 Schlumberger NV 3,090,708
9,271 Targa Resources Corporation 805,372
14,155 Valero Energy Corporation 1,840,150
50,578 Williams Companies, Inc. 1,761,632
Total 64,714,210
Financials (12.9%)
22,110 Aflac, Inc. 1,824,075
10,880 Allstate Corporation 1,522,982
23,936 American Express Company 4,484,170
29,189 American International Group, Inc. 1,977,555
4,207 Ameriprise Financial, Inc. 1,597,945
8,324 Aon plc 2,422,450
15,515 Arch Capital Group, Ltd.
a
1,152,299
8,976 Arthur J. Gallagher & Company 2,018,523
2,187 Assurant, Inc. 368,488
286,255 Bank of America Corporation 9,638,206
31,976 Bank of New York Mellon
Corporation 1,664,351
75,647 Berkshire Hathaway, Inc.
a
26,980,259
5,814 BlackRock, Inc. 4,719,805
29,542 Blackstone, Inc. 3,867,639
9,821 Brown & Brown, Inc. 698,371
15,834 Capital One Financial Corporation 2,076,154
4,389 Cboe Global Markets, Inc. 783,700
61,875 Charles Schwab Corporation 4,257,000
16,963 Chubb, Ltd. 3,833,638
6,524 Cincinnati Financial Corporation 674,973
79,573 Citigroup, Inc. 4,093,235
19,384 Citizens Financial Group, Inc. 642,386
14,967 CME Group, Inc. 3,152,050
5,483 Comerica, Inc. 306,006
10,397 Discover Financial Services 1,168,623
1,804 Everest Group, Ltd. 637,858
1,579 FactSet Research Systems, Inc. 753,262
24,634 Fidelity National Information
Services, Inc. 1,479,764
28,315 Fifth Third Bancorp 976,584
24,954 Fiserv, Inc.
a
3,314,889
3,002 FleetCor Technologies, Inc.
a
848,395
11,721 Franklin Resources, Inc. 349,169
3,561 Global Life, Inc. 433,445
10,826 Global Payments, Inc. 1,374,902
13,559 Goldman Sachs Group, Inc. 5,230,655
12,505 Hartford Financial Services Group,
Inc. 1,005,152
60,206 Huntington Bancshares, Inc. 765,820
23,797 Intercontinental Exchange, Inc. 3,056,249
18,691 Invesco, Ltd. 333,447
Shares Common Stock (99.7%) Value
Financials (12.9%) - continued
120,199 J.P. Morgan Chase & Company $ 20,445,850
3,028 Jack Henry & Associates, Inc. 494,805
38,927 KeyCorp 560,549
7,611 Loews Corporation 529,650
6,900 M&T Bank Corporation 945,852
1,576 MarketAxess Holdings, Inc. 461,532
20,500 Marsh & McLennan Companies,
Inc. 3,884,135
34,429 Mastercard, Inc. 14,684,313
25,851 MetLife, Inc. 1,709,527
6,543 Moody's Corporation 2,555,434
52,545 Morgan Stanley 4,899,821
3,288 MSCI, Inc. 1,859,857
14,153 Nasdaq, Inc. 822,855
8,608 Northern Trust Corporation 726,343
44,826 PayPal Holdings, Inc.
a
2,752,765
16,562 PNC Financial Services Group,
Inc. 2,564,626
9,119 Principal Financial Group, Inc. 717,392
24,324 Progressive Corporation 3,874,327
15,009 Prudential Financial, Inc. 1,556,583
7,813 Raymond James Financial, Inc. 871,150
38,669 Regions Financial Corporation 749,405
13,471 S&P Global, Inc. 5,934,245
12,830 State Street Corporation 993,812
17,205 Synchrony Financial 657,059
9,291 T. Rowe Price Group, Inc. 1,000,548
9,496 Travelers Companies, Inc. 1,808,893
55,450 Truist Financial Corporation 2,047,214
64,735 U.S. Bancorp 2,801,731
66,274 Visa, Inc. 17,254,436
8,470 W.R. Berkley Corporation 598,998
150,992 Wells Fargo & Company 7,431,826
4,293 Willis Towers Watson plc 1,035,472
6,160 Zions Bancorp NA 270,239
Total 215,985,718
Health Care (12.6%)
72,151 Abbott Laboratories 7,941,661
73,406 AbbVie, Inc. 11,375,728
12,165 Agilent Technologies, Inc. 1,691,300
2,961 Align Technology, Inc.
a
811,314
22,251 Amgen, Inc. 6,408,733
21,093 Baxter International, Inc. 815,455
12,062 Becton, Dickinson and Company 2,941,077
6,024 Biogen, Inc.
a
1,558,831
870 Bio-Rad Laboratories, Inc.
a
280,914
6,575 Bio-Techne Corporation 507,327
60,878 Boston Scientific Corporation
a
3,519,357
84,599 Bristol-Myers Squibb Company 4,340,775
10,247 Cardinal Health, Inc. 1,032,898
7,495 Catalent, Inc.
a
336,750
6,931 Cencora, Inc. 1,423,489
22,210 Centene Corporation
a
1,648,204
2,133 Charles River Laboratories
International, Inc.
a
504,241
12,166 Cigna Group 3,643,109
2,059 Cooper Companies, Inc. 779,208
53,401 CVS Health Corporation 4,216,543
27,343 Danaher Corporation 6,325,530
2,240 DaVita, Inc.
a
234,662
8,808 Dentsply Sirona, Inc. 313,477
16,064 Dexcom, Inc.
a
1,993,382
25,216 Edwards Lifesciences Corporation
a
1,922,720
9,769 Elevance Health, Inc. 4,606,670

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Health Care (12.6%) - continued
33,154 Eli Lilly & Company $ 19,326,130
16,278 GE HealthCare Technologies, Inc. 1,258,615
51,807 Gilead Sciences, Inc. 4,196,885
8,235 HCA Healthcare, Inc. 2,229,050
5,429 Henry Schein, Inc.
a
411,030
10,184 Hologic, Inc.
a
727,647
5,119 Humana, Inc. 2,343,529
3,455 IDEXX Laboratories, Inc.
a
1,917,698
6,602 Illumina, Inc.
a
919,262
7,734 Incyte Corporation
a
485,618
2,903 Insulet Corporation
a
629,893
14,638 Intuitive Surgical, Inc.
a
4,938,276
7,614 IQVIA Holding, Inc.
a
1,761,727
100,087 Johnson & Johnson 15,687,636
3,530 Laboratory Corporation of America
Holdings 802,334
5,532 McKesson Corporation 2,561,205
55,319 Medtronic plc 4,557,179
105,357 Merck & Company, Inc. 11,486,020
902 Mettler-Toledo International, Inc.
a
1,094,090
13,792 Moderna, Inc.
a
1,371,614
2,424 Molina Healthcare, Inc.
a
875,815
234,760 Pfizer, Inc. 6,758,740
4,675 Quest Diagnostics, Inc. 644,589
4,454 Regeneron Pharmaceuticals, Inc.
a
3,911,904
6,116 ResMed, Inc. 1,052,074
5,131 Revvity, Inc. 560,870
4,108 STERIS plc 903,144
14,057 Stryker Corporation 4,209,509
1,954 Teleflex, Inc. 487,210
16,064 Thermo Fisher Scientific, Inc. 8,526,611
38,456 UnitedHealth Group, Inc. 20,245,930
2,536 Universal Health Services, Inc. 386,588
10,714 Vertex Pharmaceuticals, Inc.
a
4,359,419
49,879 Viatris, Inc. 540,190
2,458 Waters Corporation
a
809,247
3,076 West Pharmaceutical Services,
Inc. 1,083,121
8,689 Zimmer Biomet Holdings, Inc. 1,057,451
19,089 Zoetis, Inc. 3,767,596
Total 210,058,801
Industrials (8.8%)
22,964 3M Company 2,510,424
5,107 A.O. Smith Corporation 421,021
3,650 Allegion plc 462,419
27,172 American Airlines Group, Inc.
a
373,343
9,596 AMETEK, Inc. 1,582,284
17,101 Automatic Data Processing, Inc. 3,984,020
2,929 Axon Enterprise, Inc.
a
756,649
23,644 Boeing Company
a
6,163,045
4,891 Broadridge Financial Solutions,
Inc. 1,006,323
5,131 Builders FirstSource, Inc.
a
856,569
4,850 C.H. Robinson Worldwide, Inc. 418,991
34,885 Carrier Global Corporation 2,004,143
21,210 Caterpillar, Inc. 6,271,161
6,485 Ceridian HCM Holding, Inc.
a,b
435,273
3,600 Cintas Corporation 2,169,576
36,329 Copart, Inc.
a
1,780,121
82,161 CSX Corporation 2,848,522
5,893 Cummins, Inc. 1,411,786
11,136 Deere & Company 4,452,952
26,753 Delta Air Lines, Inc. 1,076,273
5,816 Dover Corporation 894,559
Shares Common Stock (99.7%) Value
Industrials (8.8%) - continued
16,602 Eaton Corporation plc $ 3,998,094
23,703 Emerson Electric Company 2,307,013
5,123 Equifax, Inc. 1,266,867
6,045 Expeditors International of
Washington, Inc. 768,924
23,758 Fastenal Company 1,538,806
9,617 FedEx Corporation 2,432,812
14,612 Fortive Corporation 1,075,882
2,554 Generac Holdings, Inc.
a
330,079
9,417 General Dynamics Corporation 2,445,312
45,252 General Electric Company 5,775,513
27,410 Honeywell International, Inc. 5,748,151
16,263 Howmet Aerospace, Inc. 880,154
2,230 Hubbell, Inc. 733,514
1,652 Huntington Ingalls Industries, Inc. 428,925
3,144 IDEX Corporation 682,594
11,384 Illinois Tool Works, Inc. 2,981,925
16,830 Ingersoll Rand, Inc. 1,301,632
5,235 Jacobs Solutions, Inc. 679,503
3,388 JB Hunt Transport Services, Inc. 676,719
28,286 Johnson Controls International plc 1,630,405
7,880 L3Harris Technologies, Inc. 1,659,686
5,717 Leidos Holdings, Inc. 618,808
9,181 Lockheed Martin Corporation 4,161,196
9,334 Masco Corporation 625,191
2,252 Nordson Corporation 594,888
9,402 Norfolk Southern Corporation 2,222,445
5,893 Northrop Grumman Corporation 2,758,749
3,720 Old Dominion Freight Line, Inc. 1,507,828
17,016 Otis Worldwide Corporation 1,522,422
21,748 PACCAR, Inc. 2,123,692
5,342 Parker-Hannifin Corporation 2,461,059
13,367 Paychex, Inc. 1,592,143
2,039 Paycom Software, Inc. 421,502
6,873 Pentair plc 499,736
6,040 Quanta Services, Inc. 1,303,432
8,503 Republic Services, Inc. 1,402,230
4,403 Robert Half, Inc. 387,112
4,768 Rockwell Automation, Inc. 1,480,369
11,672 Rollins, Inc. 509,716
59,783 RTX Corporation 5,030,142
2,194 Snap-On, Inc. 633,715
24,785 Southwest Airlines Company 715,791
6,374 Stanley Black & Decker, Inc. 625,289
8,149 Textron, Inc. 655,343
9,496 Trane Technologies plc 2,316,074
2,300 TransDigm Group, Inc. 2,326,680
85,559 Uber Technologies, Inc.
a
5,267,868
25,345 Union Pacific Corporation 6,225,239
13,636 United Airlines Holdings, Inc.
a
562,621
30,071 United Parcel Service, Inc. 4,728,063
2,818 United Rentals, Inc. 1,615,898
9,114 Veralto Corporation 749,718
6,030 Verisk Analytics, Inc. 1,440,326
1,837 W.W. Grainger, Inc. 1,522,304
7,449 Wabtec Corporation 945,278
15,239 Waste Management, Inc. 2,729,305
10,023 Xylem, Inc. 1,146,230
Total 146,650,366
Information Technology (28.8%)
26,094 Accenture plc 9,156,645
18,930 Adobe, Inc.
a
11,293,638
67,175 Advanced Micro Devices, Inc.
a
9,902,267
6,271 Akamai Technologies, Inc.
a
742,173

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Information Technology (28.8%) - continued
24,876 Amphenol Corporation $ 2,465,958
20,718 Analog Devices, Inc. 4,113,766
3,609 ANSYS, Inc.
a
1,309,634
607,837 Apple, Inc. 117,026,858
34,780 Applied Materials, Inc. 5,636,795
10,477 Arista Networks, Inc.
a
2,467,438
8,888 Autodesk, Inc.
a
2,164,050
18,250 Broadcom, Inc. 20,371,562
11,311 Cadence Design Systems, Inc.
a
3,080,777
5,570 CDW Corporation 1,266,172
168,409 Cisco Systems, Inc. 8,508,023
20,847 Cognizant Technology Solutions
Corporation 1,574,574
31,925 Corning, Inc. 972,116
5,677 Enphase Energy, Inc.
a
750,159
2,399 EPAM Systems, Inc.
a
713,319
2,482 F5, Inc.
a
444,228
1,028 Fair Isaac Corporation
a
1,196,602
4,442 First Solar, Inc.
a
765,268
26,500 Fortinet, Inc.
a
1,551,045
3,241 Gartner, Inc.
a
1,462,047
23,442 Gen Digital, Inc. 534,946
53,338 Hewlett Packard Enterprise
Company 905,679
36,158 HP, Inc. 1,087,994
175,288 Intel Corporation 8,808,222
37,965 International Business Machines
Corporation 6,209,176
11,652 Intuit, Inc. 7,282,850
5,320 Jabil, Inc. 677,768
13,258 Juniper Networks, Inc. 390,846
7,383 Keysight Technologies, Inc.
a
1,174,561
5,652 KLA Corporation 3,285,508
5,480 Lam Research Corporation 4,292,265
22,495 Microchip Technology, Inc. 2,028,599
45,653 Micron Technology, Inc. 3,896,027
309,010 Microsoft Corporation 116,200,120
1,992 Monolithic Power Systems, Inc. 1,256,514
6,900 Motorola Solutions, Inc. 2,160,321
8,681 NetApp, Inc. 765,317
102,695 NVIDIA Corporation 50,856,618
10,717 NXP Semiconductors NV 2,461,481
17,907 ON Semiconductor Corporation
a
1,495,772
66,059 Oracle Corporation 6,964,600
12,923 Palo Alto Networks, Inc.
a
3,810,734
4,941 PTC, Inc.
a
864,477
4,047 Qorvo, Inc.
a
455,733
46,275 QUALCOMM, Inc. 6,692,753
4,441 Roper Industries, Inc. 2,421,100
40,454 Salesforce, Inc.
a
10,645,066
8,088 Seagate Technology Holdings plc 690,473
8,523 ServiceNow, Inc.
a
6,021,414
6,627 Skyworks Solutions, Inc. 745,007
6,323 Synopsys, Inc.
a
3,255,776
12,921 TE Connectivity, Ltd. 1,815,400
1,962 Teledyne Technologies, Inc.
a
875,621
6,356 Teradyne, Inc. 689,753
37,760 Texas Instruments, Inc. 6,436,570
10,343 Trimble, Inc.
a
550,248
1,749 Tyler Technologies, Inc.
a
731,292
3,693 VeriSign, Inc.
a
760,610
13,481 Western Digital Corporation
a
706,000
2,135 Zebra Technologies Corporation
a
583,560
Total 480,421,885
Shares Common Stock (99.7%) Value
Materials (2.4%)
9,236 Air Products and Chemicals, Inc. $ 2,528,817
4,879 Albemarle Corporation 704,918
60,093 Amcor plc 579,296
3,348 Avery Dennison Corporation 676,832
13,109 Ball Corporation 754,030
4,164 Celanese Corporation 646,961
7,944 CF Industries Holdings, Inc. 631,548
29,300 Corteva, Inc. 1,404,056
29,162 Dow, Inc. 1,599,244
17,880 DuPont de Nemours, Inc. 1,375,508
4,930 Eastman Chemical Company 442,813
10,551 Ecolab, Inc. 2,092,791
5,187 FMC Corporation 327,040
59,620 Freeport-McMoRan, Inc. 2,538,023
10,614 International Flavors & Fragrances,
Inc. 859,415
14,386 International Paper Company 520,054
20,160 Linde plc 8,279,914
10,654 LyondellBasell Industries NV 1,012,982
2,570 Martin Marietta Materials, Inc. 1,282,199
13,589 Mosaic Company 485,535
47,917 Newmont Corporation 1,983,285
10,221 Nucor Corporation 1,778,863
3,726 Packaging Corporation of America 607,003
9,804 PPG Industries, Inc. 1,466,188
9,791 Sherwin-Williams Company 3,053,813
6,324 Steel Dynamics, Inc. 746,864
5,524 Vulcan Materials Company 1,254,003
10,660 WestRock Company 442,603
Total 40,074,598
Real Estate (2.5%)
6,503 Alexandria Real Estate Equities,
Inc. 824,385
19,382 American Tower Corporation 4,184,186
5,905 AvalonBay Communities, Inc. 1,105,534
6,003 Boston Properties, Inc. 421,231
4,439 Camden Property Trust 440,748
12,672 CBRE Group, Inc.
a
1,179,637
16,978 CoStar Group, Inc.
a
1,483,707
18,044 Crown Castle, Inc. 2,078,488
12,592 Digital Realty Trust, Inc. 1,694,631
3,903 Equinix, Inc. 3,143,437
14,367 Equity Residential 878,686
2,669 Essex Property Trust, Inc. 661,752
8,784 Extra Space Storage, Inc. 1,408,339
3,054 Federal Realty Investment Trust 314,715
22,746 Healthpeak Properties, Inc. 450,371
29,330 Host Hotels & Resorts, Inc. 571,055
23,917 Invitation Homes, Inc. 815,809
12,140 Iron Mountain, Inc. 849,557
27,649 Kimco Realty Corporation 589,200
4,852 Mid-America Apartment
Communities, Inc. 652,400
38,416 Prologis, Inc. 5,120,853
6,580 Public Storage 2,006,900
30,099 Realty Income Corporation 1,728,285
6,830 Regency Centers Corporation 457,610
4,486 SBA Communications Corporation 1,138,053
13,564 Simon Property Group, Inc. 1,934,769
12,582 UDR, Inc. 481,765
16,730 Ventas, Inc. 833,823
43,013 VICI Properties, Inc. 1,371,255
23,012 Welltower, Inc. 2,074,992

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Real Estate (2.5%) - continued
30,351 Weyerhaeuser Company $ 1,055,304
Total 41,951,477
Utilities (2.3%)
27,841 AES Corporation 535,939
10,610 Alliant Energy Corporation 544,293
10,932 Ameren Corporation 790,821
21,864 American Electric Power
Company, Inc. 1,775,794
8,095 American Water Works Company,
Inc. 1,068,459
6,174 Atmos Energy Corporation 715,567
26,244 CenterPoint Energy, Inc. 749,791
12,131 CMS Energy Corporation 704,447
14,353 Consolidated Edison, Inc. 1,305,692
13,279 Constellation Energy Corporation 1,552,182
34,791 Dominion Energy, Inc. 1,635,177
8,572 DTE Energy Company 945,149
32,044 Duke Energy Corporation 3,109,550
15,936 Edison International 1,139,265
8,792 Entergy Corporation 889,662
9,551 Evergy, Inc. 498,562
14,524 Eversource Energy 896,421
41,387 Exelon Corporation 1,485,793
21,472 FirstEnergy Corporation 787,164
85,304 NextEra Energy, Inc. 5,181,365
17,182 NiSource, Inc. 456,182
9,387 NRG Energy, Inc. 485,308
88,705 PG&E Corporation 1,599,351
4,715 Pinnacle West Capital Corporation 338,726
30,647 PPL Corporation 830,534
20,718 Public Service Enterprise Group,
Inc. 1,266,906
26,166 Sempra 1,955,385
45,345 Southern Company 3,179,591
13,115 WEC Energy Group, Inc. 1,103,890
22,943 Xcel Energy, Inc. 1,420,401
Total 38,947,367
Total Common Stock
(cost $585,978,736) 1,664,720,294
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
725,400 Thrivent Cash Management Trust 725,400
Total Collateral Held for
Securities Loaned
(cost $725,400) 725,400
Shares or
Principal
Amount Short-Term Investments ( 0.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.260%, 1/10/2024
c,d
99,827
800,000 5.260%, 1/26/2024
c,d
796,758
Shares or
Principal
Amount Short-Term Investments (0.2%) Value
Thrivent Core Short-Term Reserve
Fund
300,808 5.730% $ 3,008,077
Total Short-Term Investments
(cost $3,905,023) 3,904,662
Total Investments (cost
$590,609,159) 100.0% $1,669,350,356
Other Assets and Liabilities, Net
<0.1% 109,301
Total Net Assets 100.0% $1,669,459,657
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 697,154
Total lending $697,154
Gross amount payable upon return of
collateral for securities loaned $725,400
Net amounts due to counterparty $28,246
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,090,513,127
Gross unrealized depreciation (24,954,208)
Net unrealized appreciation (depreciation) $ 1,065,558,919
Cost for federal income tax purposes $ 603,973,274

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 142,826,828 142,826,828 – –
Consumer Discretionary 180,626,292 180,626,292 – –
Consumer Staples 102,462,752 102,462,752 – –
Energy 64,714,210 64,714,210 – –
Financials 215,985,718 215,985,718 – –
Health Care 210,058,801 210,058,801 – –
Industrials 146,650,366 146,650,366 – –
Information Technology 480,421,885 480,421,885 – –
Materials 40,074,598 40,074,598 – –
Real Estate 41,951,477 41,951,477 – –
Utilities 38,947,367 38,947,367 – –
Short-Term Investments 896,585 – 896,585 –
Subtotal Investments in Securities $1,665,616,879 $1,664,720,294 $896,585 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,008,077
Collateral Held for Securities Loaned 725,400
Subtotal Other Investments $3,733,477
Total Investments at Value $1,669,350,356
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 181,837 181,837 – –
Total Asset Derivatives $181,837 $181,837 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$896,585 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 22 March 2024 $ 5,120,163 $ 181,837
Total Futures Long Contracts $ 5,120,163 $ 181,837
Total Futures Contracts $ 5,120,163 $181,837

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Large Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 181,837
Total Equity Contracts 181,837
Total Asset Derivatives $181,837
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 789,036
Total Equity Contracts
789,036
Total $789,036
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 593,800
Total Equity Contracts 593,800
Total $593,800
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,845,282

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $13,657 $62,888 $73,537 $3,008 301 0.2%
Total Affiliated Short-Term Investments 13,657 3,008 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 329 10,512 10,116 725 725 0.1
Total Collateral Held for Securities Loaned 329 725 0.1
Total Value $13,986 $3,733
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $440
Total Income/Non Cash Income from Affiliated
Investments $440
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (7.5%)
325,937 Alphabet, Inc., Class C
a
$ 45,934,301
930,295 Comcast Corporation 40,793,436
133,789 Meta Platforms, Inc.
a
47,355,955
1,339,209 Verizon Communications, Inc. 50,488,179
1,576,492 Warner Brothers Discovery, Inc.
a
17,940,479
Total 202,512,350
Consumer Discretionary (6.3%)
241,424 Aptiv plc
a
21,660,561
9,597 Booking Holdings, Inc.
a
34,042,670
213,169 D.R. Horton, Inc. 32,397,425
232,564 Lowe's Companies, Inc. 51,757,118
340,436 Sony Group Corporation ADR 32,235,885
Total 172,093,659
Consumer Staples (8.1%)
2,177,818 Coty, Inc.
a
27,048,500
1,259,056 Kenvue, Inc. 27,107,476
337,495 Lamb Weston Holdings, Inc. 36,479,834
555,673 Philip Morris International, Inc. 52,277,716
494,316 Sysco Corporation 36,149,329
267,529 Walmart, Inc. 42,175,947
Total 221,238,802
Energy (9.0%)
443,022 ConocoPhillips 51,421,563
720,706 Devon Energy Corporation 32,647,982
1,321,949 Enterprise Products Partners, LP 34,833,356
436,915 Exxon Mobil Corporation 43,682,762
486,714 Halliburton Company 17,594,711
185,015 Marathon Petroleum Corporation 27,448,825
101,270 Pioneer Natural Resources
Company 22,773,598
219,341 Shell plc NVDR 14,432,638
Total 244,835,435
Financials (21.2%)
123,736 Allstate Corporation 17,320,565
543,816 American International Group, Inc. 36,843,534
1,505,557 Bank of America Corporation 50,692,104
715,540 Bank of New York Mellon
Corporation 37,243,857
188,278 Capital One Financial Corporation 24,687,011
414,511 Carlyle Group, Inc. 16,866,453
673,553 Charles Schwab Corporation 46,340,446
139,965 Chubb, Ltd. 31,632,090
459,274 Comerica, Inc. 25,632,082
171,407 Discover Financial Services 19,266,147
246,080 Intercontinental Exchange, Inc. 31,604,054
391,173 J.P. Morgan Chase & Company 66,538,527
171,773 M&T Bank Corporation 23,546,643
404,853 MetLife, Inc. 26,772,929
228,042 Morgan Stanley 21,264,917
259,630 Raymond James Financial, Inc. 28,948,745
1,427,789 Wells Fargo & Company 70,275,775
Total 575,475,879
Health Care (14.0%)
373,083 AstraZeneca plc ADR 25,127,140
1,054,788 Avantor, Inc.
a
24,080,810
91,537 Biogen, Inc.
a
23,687,030
88,264 Cigna Group 26,430,655
237,071 CVS Health Corporation 18,719,126
Shares Common Stock (98.7%) Value
Health Care (14.0%) - continued
88,029 Elevance Health, Inc. $ 41,510,955
477,328 Gilead Sciences, Inc. 38,668,341
95,562 HCA Healthcare, Inc. 25,866,722
213,255 Johnson & Johnson 33,425,589
121,908 Laboratory Corporation of America
Holdings 27,708,469
444,272 Merck & Company, Inc. 48,434,534
578,324 Pfizer, Inc. 16,649,948
256,857 Zimmer Biomet Holdings, Inc. 31,259,497
Total 381,568,816
Industrials (12.6%)
64,809 Carlisle Companies, Inc. 20,248,276
2,397,805 CNH Industrial NV 29,205,265
800,493 CSX Corporation 27,753,092
696,931 Delta Air Lines, Inc. 28,037,534
542,915 Flowserve Corporation 22,378,956
153,011 General Dynamics Corporation 39,732,366
177,870 Honeywell International, Inc. 37,301,118
137,400 JB Hunt Transport Services, Inc. 27,444,276
145,475 L3Harris Technologies, Inc. 30,639,945
54,875 Parker-Hannifin Corporation 25,280,913
240,887 United Parcel Service, Inc. 37,874,663
29,265 United Rentals, Inc. 16,781,136
Total 342,677,540
Information Technology (8.8%)
878,221 Cisco Systems, Inc. 44,367,725
149,655 Crane NXT Company 8,510,880
115,832 Microsoft Corporation 43,557,465
408,089 QUALCOMM, Inc. 59,021,912
924,491 Samsung Electronics Company,
Ltd. 56,113,683
154,112 Texas Instruments, Inc. 26,269,932
Total 237,841,597
Materials (4.1%)
802,818 Axalta Coating Systems, Ltd.
a
27,271,728
415,458 CF Industries Holdings, Inc. 33,028,911
257,585 Eastman Chemical Company 23,136,285
160,064 Nucor Corporation 27,857,538
Total 111,294,462
Real Estate (3.0%)
66,369 AvalonBay Communities, Inc. 12,425,604
170,809 CBRE Group, Inc.
a
15,900,610
1,389,117 Healthcare Realty Trust, Inc. 23,934,486
1,455,180 Host Hotels & Resorts, Inc. 28,332,354
Total 80,593,054
Utilities (4.1%)
306,515 Constellation Energy Corporation 35,828,538
321,009 Duke Energy Corporation 31,150,713
226,123 Entergy Corporation 22,881,387
353,452 Public Service Enterprise Group,
Inc. 21,613,590
Total 111,474,228
Total Common Stock
(cost $1,893,045,127) 2,681,605,822

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
3,311,979 5.730% $ 33,119,789
Total Short-Term Investments
(cost $33,115,031) 33,119,789
Total Investments (cost
$1,926,160,158) 99.9% $2,714,725,611
Other Assets and Liabilities, Net
0.1% 2,318,452
Total Net Assets 100.0% $2,717,044,063
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
NVDR - Non-Voting Depository Receipts
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 871,200,259
Gross unrealized depreciation (68,375,139)
Net unrealized appreciation (depreciation) $ 802,825,120
Cost for federal income tax purposes $ 1,911,900,491
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 202,512,350 202,512,350 – –
Consumer Discretionary 172,093,659 172,093,659 – –
Consumer Staples 221,238,802 221,238,802 – –
Energy 244,835,435 244,835,435 – –
Financials 575,475,879 575,475,879 – –
Health Care 381,568,816 381,568,816 – –
Industrials 342,677,540 342,677,540 – –
Information Technology 237,841,597 181,727,914 56,113,683 –
Materials 111,294,462 111,294,462 – –
Real Estate 80,593,054 80,593,054 – –
Utilities 111,474,228 111,474,228 – –
Subtotal Investments in Securities $2,681,605,822 $2,625,492,139 $56,113,683 $–
Other Investments  * Total
Affiliated Short-Term Investments 33,119,789
Subtotal Other Investments $33,119,789
Total Investments at Value $2,714,725,611
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $45,826 $247,243 $259,949 $33,120 3,312 1.2%
Total Affiliated Short-Term Investments 45,826 33,120 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,651 3,651 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $45,826 $33,120
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $5 ($5) $ – $1,597
Total Income/Non Cash Income from Affiliated
Investments $1,597
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $5 ($5) $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.8% ) Value
Asset-Backed Securities (17.1%)
510 Asset Backed Trust
$ 1,918,845
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 1,861,409
1,827,288
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
1,734,282
ACHV ABS Trust
23,304
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
23,307
291,280
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a
291,420
Affirm Asset Securitization Trust
145,852
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
143,600
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,968,414
1,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,522,389
3,500,000
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
3,510,385
Americredit Automobile
Receivables Trust
2,102,743
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 2,102,882
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,814,482
Ares XL CLO, Ltd.
3,000,000
7.056%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,982,504
Auxilior Term Funding, LLC
2,000,000
6.180%,  12/15/2028, Ser.
2023-1A, Class A2
a
2,007,303
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,319,187
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,889,003
Bankers Healthcare Group
Securitization Trust
661,372
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
657,041
BHG Securitization Trust
1,284,533
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
1,243,769
BRAVO Residential Funding Trust
2,149,370
6.087%,  (SOFR30A +
0.750%), 1/25/2024, Ser.
2021-HE2, Class A1
a,c
2,119,201
CarVal CLO VII-C, Ltd.
1,750,000
7.616%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,755,728
Cascade Funding Mortgage Trust
1,650,752
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
1,575,033
765,251
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
723,131
Principal
Amount Long-Term Fixed Income (97.8%) Value
Asset-Backed Securities (17.1%) - continued
Cascade Funding Mortgage Trust,
LLC
$ 516,903
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
$ 500,964
CIM Trust
1,149,736
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,132,395
Commonbond Student Loan Trust
231,999
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
217,576
400,012
5.970%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
390,853
Drive Auto Receivables Trust
2,165,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 2,054,711
DT Auto Owner Trust
864,455
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
864,799
Education Funding Trust
1,111,766
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,026,979
Elmwood CLO 18, Ltd.
4,000,000
7.053%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
3,999,788
Flatiron CLO, Ltd.
3,500,000
7.091%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,479,868
Foundation Finance Trust
1,065,601
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
952,884
2,368,243
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,413,776
Galaxy XXIII CLO, Ltd.
3,800,000
7.010%,  (TSFR3M +
1.612%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,775,106
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,782,673
GMAC Mortgage Corporation
Loan Trust
32,032
5.970%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
17,713
GSAA Home Equity Trust
364,724
7.420%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
411,916
844,141
4.468%,  8/25/2034, Ser.
2004-10, Class M2
c
767,889
Marlette Funding Trust
1,330,390
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
1,329,296
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,750,639

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Asset-Backed Securities (17.1%) - continued
National Collegiate Trust
$ 567,656
5.765%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
$ 550,235
Navient Student Loan Trust
1,207,667
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,153,385
Oak Street Investment
2,083,986
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,891,027
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,224,660
OZLM VIII, Ltd.
2,000,000
7.314%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,983,330
Pagaya AI Debt Trust
528,086
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
530,361
Pagaya AI Technology in Housing
Trust
1,500,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
1,456,579
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,919,577
Palmer Square Loan Funding, Ltd.
3,750,000
6.955%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
3,750,311
Park Blue CLO, Ltd.
2,000,000
7.966%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,010,998
Preston Ridge Partners Mortgage
Trust, LLC
1,614,954
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
1,609,328
Pretium Mortgage Credit Partners,
LLC
1,163,221
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,140,679
2,252,228
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,169,778
916,734
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
920,434
Progress Residential Trust
1,995,406
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,900,408
2,372,137
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,143,228
Santander Drive Auto Receivables
Trust
3,000,000
6.310%,  7/15/2027, Ser.
2023-5, Class A2 3,011,089
SCF Equipment Leasing, LLC
2,100,000
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
2,115,402
SFS Auto Receivables
Securitization Trust
903,019
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
904,549
Principal
Amount Long-Term Fixed Income (97.8%) Value
Asset-Backed Securities (17.1%) - continued
Sound Point CLO XIV, Ltd.
$ 2,239,998
7.174%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
$ 2,239,980
5,000,000
7.724%,  (TSFR3M +
2.312%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
5,000,885
Sound Point CLO XV, Ltd.
2,000,000
7.174%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
1,999,876
Terwin Mortgage Trust
1,000,131
6.970%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
984,537
Tesla Auto Lease Trust
1,600,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
1,560,540
3,000,000
6.130%,  9/21/2026, Ser.
2023-B, Class A3
a
3,029,914
Towd Point Asset Trust
1,521,655
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,396,492
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
911,106
U.S. Bank NA
1,500,000
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
1,505,551
Upstart Securitization Trust
1,913,879
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
1,922,593
VCAT Asset Securitization, LLC
716,076
5.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
712,866
Vericrest Opportunity Loan
Transferee
1,660,856
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,606,593
2,417,313
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,337,273
727,844
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
702,852
2,369,105
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,239,974
Veridian Auto Receivables Trust
1,685,539
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,684,889
Wind River CLO, Ltd.
3,000,000
7.277%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,980,047
Total 131,315,621
Basic Materials (1.7%)
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,041,720
EIDP, Inc.
906,000 4.500%,  5/15/2026 902,455
FMC Corporation
925,000 5.150%,  5/18/2026 924,005

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Basic Materials (1.7%) - continued
Freeport-McMoRan, Inc.
$ 1,890,000 4.550%,  11/14/2024 $ 1,869,645
Glencore Funding, LLC
1,000,000 4.625%,  4/29/2024
a
995,671
1,475,000 6.125%,  10/6/2028
a
1,545,226
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,007,833
Mosaic Company
875,000 5.375%,  11/15/2028 892,983
Nucor Corporation
800,000 2.000%,  6/1/2025 767,988
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 742,686
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,204,154
Total 12,894,366
Capital Goods (2.2%)
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,502,008
Boeing Company
2,350,000 4.875%,  5/1/2025 2,338,222
1,750,000 2.196%,  2/4/2026 1,653,552
Howmet Aerospace, Inc.
1,014,000 6.875%,  5/1/2025 1,027,145
1,100,000 3.000%,  1/15/2029 1,005,125
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 685,243
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 257,610
John Deere Capital Corporation
1,100,000 4.950%,  7/14/2028 1,127,726
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,177,611
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026
a
859,395
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,157,902
RTX Corporation
1,100,000 5.750%,  11/8/2026 1,130,365
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,965,088
Veralto Corporation
1,100,000 5.500%,  9/18/2026
a
1,114,037
Total 17,001,029
Collateralized Mortgage Obligations (9.3%)
A&D Mortgage Trust
3,377,750
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,406,015
Angel Oak Mortgage Trust
2,431,349
3.137%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,095,276
Banc of America Funding Trust
256,654
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
253,805
446,777
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 424,279
Principal
Amount Long-Term Fixed Income (97.8%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 96,148
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 89,907
CAFL Issuer, LLC
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
2,822,996
Cascade Funding Mortgage Trust
892,079
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
892,118
CHNGE Mortgage Trust
1,603,914
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,595,946
1,547,652
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,404,592
2,643,802
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
2,649,371
2,405,539
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,262,432
2,593,725
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
2,578,698
2,741,401
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
2,762,206
Citigroup Mortgage Loan Trust,
Inc.
571,764
4.095%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
529,624
COLT Mortgage Loan Trust
2,230,836
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,889,795
Countrywide Alternative Loan Trust
147,274
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 99,418
162,728
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 127,162
Credit Suisse Mortgage Capital
Certificates
2,858,538
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,341,475
Deephaven Residential Mortgage
Trust
2,329,540
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,072,720
2,257,813
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
1,916,208
Federal National Mortgage
Association - REMIC
1,979,988
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,950,383
Flagstar Mortgage Trust
1,535,336
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,317,247
GCAT Trust
1,819,478
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,573,905
GS Mortgage-Backed Securities
Trust
346,429
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
316,234

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
J.P. Morgan Alternative Loan Trust
$ 573,714
4.415%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
$ 442,912
LHOME Mortgage Trust
111,265
3.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
110,839
1,779,262
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
1,763,565
1,467,826
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,433,149
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,106,412
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,250,952
MFRA Trust
2,077,636
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
1,970,150
Mortgage Equity Conversion Asset
Trust
901,268
5.330%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
892,158
812,001
5.290%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
803,572
New York Mortgage Trust
1,697,579
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
1,683,554
OBX Trust
1,983,422
6.465%,  10/25/2063, Ser.
2023-NQM10, Class A1
a,b
2,007,164
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,482,902
Preston Ridge Partners Mortgage
Trust, LLC
1,587,121
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,588,385
ROC Securities Trust Series
2,384,333
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,349,565
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,182,654
Toorak Mortgage Corporation, Ltd.
2,398,697
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,133,137
1,656,126
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
1,622,114
TRK Trust
1,524,739
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,289,420
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,509,988
Vericrest Opportunity Loan
Transferee
1,309,858
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,273,456
Principal
Amount Long-Term Fixed Income (97.8%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Verus Securitization Trust
$ 3,318,396
5.930%,  3/25/2068, Ser.
2023-3, Class A1
a,b
$ 3,316,578
1,340,605
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,133,920
1,500,000
6.259%,  12/25/2068, Ser.
2023-8, Class A1
a,b
1,510,632
Wachovia Mortgage Loan Trust,
LLC
30,393
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
28,976
Total 71,257,966
Commercial Mortgage-Backed Securities (0.5%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
5.069%,  10/25/2028, Ser.
K510, Class A2
c,d
2,317,104
Silver Hill Trust
1,965,575
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,878,583
Total 4,195,687
Communications Services (2.6%)
American Tower Corporation
1,000,000 4.400%,  2/15/2026 987,209
500,000 1.450%,  9/15/2026 455,541
1,200,000 5.500%,  3/15/2028 1,226,517
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,100,000 4.908%,  7/23/2025 2,080,036
500,000 6.150%,  11/10/2026 511,164
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
508,320
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 983,538
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 730,154
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 3,001,381
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,460,626
1,000,000 7.625%,  2/15/2025 1,017,486
Take-Two Interactive Software, Inc.
1,250,000 5.000%,  3/28/2026 1,255,658
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,370,407
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,858,769
1,800,000 3.755%,  3/15/2027 1,724,725
Total 20,171,531

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Consumer Cyclical (5.5%)
American Honda Finance
Corporation
$ 1,200,000 5.650%,  11/15/2028 $ 1,255,892
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 767,027
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,926,703
1,100,000 5.600%,  8/8/2025
a
1,107,176
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,180,167
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,052,603
1,500,000 5.113%,  5/3/2029 1,458,636
General Motors Company
1,000,000 6.125%,  10/1/2025 1,013,436
General Motors Financial
Company, Inc.
1,420,000 2.900%,  2/26/2025 1,377,711
925,000 2.750%,  6/20/2025 889,368
1,500,000 5.800%,  1/7/2029 1,535,042
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,686,180
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,071,182
750,000 6.250%,  11/3/2025
a
761,010
750,000 1.650%,  9/17/2026
a
681,604
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
689,101
Kohl's Corporation
2,286,000 10.750%,  5/15/2025 2,373,235
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,092,774
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,971,898
1,000,000 4.400%,  9/8/2025 992,375
Marriott International, Inc./MD
819,000 5.750%,  5/1/2025 823,777
750,000 5.450%,  9/15/2026 762,958
McDonald's Corporation
700,000 4.800%,  8/14/2028 712,075
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
937,348
750,000 5.100%,  8/3/2028
a
764,485
Meritage Homes Corporation
1,250,000 6.000%,  6/1/2025 1,246,657
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,126,354
PACCAR Financial Corporation
925,000 4.950%,  8/10/2028 954,109
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,766,982
Starbucks Corporation
900,000 4.750%,  2/15/2026 903,464
Tapestry, Inc.
370,000 7.050%,  11/27/2025 378,142
370,000 7.000%,  11/27/2026 383,572
Toyota Motor Credit Corporation
1,100,000 5.400%,  11/20/2026 1,125,884
Principal
Amount Long-Term Fixed Income (97.8%) Value
Consumer Cyclical (5.5%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 2,750,000 4.625%,  6/15/2025
a
$ 2,701,188
Volkswagen Group of America
Finance, LLC
1,100,000 6.000%,  11/16/2026
a
1,126,313
Total 42,596,428
Consumer Non-Cyclical (6.2%)
AbbVie, Inc.
1,920,000 3.600%,  5/14/2025 1,885,231
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 990,651
1,100,000 6.200%,  11/1/2028 1,153,625
Amgen, Inc.
1,000,000 5.250%,  3/2/2025 1,002,042
825,000 5.150%,  3/2/2028 844,595
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,322,148
1,100,000 5.931%,  2/2/2029 1,142,918
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,255,321
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,740,688
CVS Health Corporation
900,000 5.000%,  2/20/2026 904,252
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,140,040
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,058,370
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,260,631
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,720,909
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000,000 2.500%,  1/15/2027 1,840,520
Kenvue, Inc.
915,000 5.050%,  3/22/2028 937,370
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,401,696
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,901,929
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,390,690
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,515,798
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,966,961
Pfizer Investment Enterprises Pte,
Ltd.
1,940,000 4.450%,  5/19/2026 1,934,510
1,100,000 4.450%,  5/19/2028 1,099,432
Philip Morris International, Inc.
1,250,000 5.000%,  11/17/2025 1,254,942
1,350,000 0.875%,  5/1/2026 1,236,762
900,000 4.875%,  2/15/2028 909,616
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,495,834

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Consumer Non-Cyclical (6.2%) - continued
Stryker Corporation
$ 2,500,000 3.500%,  3/15/2026 $ 2,438,755
Thermo Fisher Scientific, Inc.
1,500,000 5.000%,  12/5/2026 1,522,518
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,501,240
Utah Acquisition Sub, Inc.
1,565,000 3.950%,  6/15/2026 1,512,406
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,159,374
Total 47,441,774
Energy (4.8%)
Apache Corporation
1,100,000 4.375%,  10/15/2028 1,041,579
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,333,857
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,393,964
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,391,167
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
946,858
740,000 6.042%,  8/15/2028
a
763,757
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,438,275
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,796,103
1,150,000 5.850%,  12/15/2025 1,162,409
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,129,382
Energy Transfer, LP
950,000 2.900%,  5/15/2025 920,499
750,000 6.050%,  12/1/2026 771,064
EQT Corporation
277,000 6.125%,  2/1/2025 278,233
Hess Corporation
1,738,000 3.500%,  7/15/2024 1,717,355
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,688,477
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,490,142
1,100,000 1.750%,  3/1/2026 1,028,977
National Fuel Gas Company
750,000 5.200%,  7/15/2025 746,521
1,370,000 5.500%,  1/15/2026 1,371,486
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,508,437
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 716,802
ONEOK, Inc.
500,000 5.550%,  11/1/2026 508,798
500,000 5.650%,  11/1/2028 517,598
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 753,252
1,200,000 5.375%,  1/1/2026 1,200,023
Phillips 66 Company
800,000 4.950%,  12/1/2027 806,720
Principal
Amount Long-Term Fixed Income (97.8%) Value
Energy (4.8%) - continued
Pioneer Natural Resources
Company
$ 1,700,000 1.125%,  1/15/2026 $ 1,577,985
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 741,884
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
1,750,000 6.875%,  1/15/2029 1,807,243
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 628,268
Western Midstream Operating, LP
1,500,000 3.100%,  2/1/2025 1,459,743
Total 36,636,858
Financials (30.9%)
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,c
1,124,003
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,375,000 3.150%,  2/15/2024 1,369,550
262,000 1.650%,  10/29/2024 252,857
1,300,000 6.500%,  7/15/2025 1,316,471
1,200,000 1.750%,  1/30/2026 1,114,350
250,000 2.450%,  10/29/2026 231,480
900,000 6.100%,  1/15/2027 919,204
665,000 6.450%,  4/15/2027
a
688,552
Air Lease Corporation
1,500,000 0.800%,  8/18/2024 1,453,874
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,069,854
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 2,981,310
American Express Company
1,500,000 3.950%,  8/1/2025 1,475,740
625,000 4.900%,  2/13/2026 626,505
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 995,416
Ares Capital Corporation
924,000 4.250%,  3/1/2025 903,262
1,350,000 3.875%,  1/15/2026 1,296,881
800,000 2.150%,  7/15/2026 729,259
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,794,783
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,470,109
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,973,116
1,644,000 5.500%,  1/15/2026
a
1,633,365
1,000,000 2.125%,  2/21/2026
a
926,620
450,000 4.250%,  4/15/2026
a
434,616
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
319,481
Banco Santander SA
1,600,000 5.147%,  8/18/2025 1,590,751
1,000,000 1.849%,  3/25/2026 925,651
600,000 4.175%,  3/24/2028
c
577,404
1,000,000 5.588%,  8/8/2028 1,019,629

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Financials (30.9%) - continued
Bank of America Corporation
$ 1,775,000 4.200%,  8/26/2024 $ 1,758,349
1,000,000 3.458%,  3/15/2025
c
995,230
1,250,000 0.976%,  4/22/2025
c
1,229,961
1,500,000 3.841%,  4/25/2025
c
1,490,257
1,125,000 0.981%,  9/25/2025
c
1,085,775
1,900,000 2.456%,  10/22/2025
c
1,850,131
850,000 3.384%,  4/2/2026
c
826,675
1,275,000 1.319%,  6/19/2026
c
1,199,942
1,000,000 4.827%,  7/22/2026
c
992,284
1,500,000 1.734%,  7/22/2027
c
1,374,227
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,130,328
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,e
682,169
1,000,000 4.414%,  7/24/2026
c
989,371
750,000 6.317%,  10/25/2029
c
796,642
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,791,831
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,e
893,067
Barclays plc
500,000 5.829%,  5/9/2027
c
504,471
1,100,000 6.496%,  9/13/2027
c
1,130,907
500,000 2.279%,  11/24/2027
c
459,405
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,687,944
850,000 4.700%,  3/24/2025 835,421
Blue Owl Capital Corporation
1,000,000 3.400%,  7/15/2026 929,690
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026
a
772,682
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 613,972
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
709,234
750,000 3.750%,  6/17/2026
a
685,734
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,e
1,885,779
960,000 2.819%,  11/19/2025
a,c
935,431
1,300,000 1.323%,  1/13/2027
a,c
1,198,753
BPCE SA
950,000 2.375%,  1/14/2025
a
918,450
750,000 5.975%,  1/18/2027
a,c
755,881
Camden Property Trust
1,100,000 5.850%,  11/3/2026 1,132,888
Canadian Imperial Bank of
Commerce
1,300,000 5.144%,  4/28/2025 1,299,972
1,250,000 3.945%,  8/4/2025 1,230,049
1,100,000 5.926%,  10/2/2026 1,131,663
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
718,639
1,500,000 4.985%,  7/24/2026
c
1,482,670
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,927,107
1,200,000 4.625%,  12/15/2029 1,150,473
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,e,f
394,448
Principal
Amount Long-Term Fixed Income (97.8%) Value
Financials (30.9%) - continued
$ 1,250,000 4.000%,  6/1/2026
c,e
$ 1,101,849
1,100,000 5.875%,  8/24/2026 1,128,210
Citigroup, Inc.
2,500,000
6.069%,  (SOFRRATE +
0.686%), 10/30/2024
c
2,501,400
500,000 4.000%,  12/10/2025
c,e
460,206
1,000,000 3.290%,  3/17/2026
c
973,553
925,000 3.106%,  4/8/2026
c
899,017
1,150,000 1.122%,  1/28/2027
c
1,056,620
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,e,f
550,975
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,531,739
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 961,701
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 419,555
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,e
994,114
750,000 1.247%,  1/26/2027
a,c
690,502
725,000 6.316%,  10/3/2029
a,c
759,336
Credit Suisse Group AG
990,000 7.500%,  12/29/2049
*,c,e,g
113,850
Danske Bank AS
1,000,000 0.976%,  9/10/2025
a,c
967,078
500,000 6.466%,  1/9/2026
a,c
503,545
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,649,567
2,000,000 6.000%,  10/30/2025
c,e
1,809,976
Deutsche Bank AG/New York, NY
1,200,000 3.700%,  5/30/2024 1,187,614
1,100,000 2.129%,  11/24/2026
c
1,031,050
Discover Bank
1,250,000 2.450%,  9/12/2024 1,220,349
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,237,699
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 755,241
EPR Properties
1,875,000 4.950%,  4/15/2028 1,777,539
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,455,964
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,837,056
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 192,306
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,220,862
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,070,908
2,000,000 3.400%,  1/15/2026 1,892,546
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,104,359
Goldman Sachs Group, Inc.
940,000 3.500%,  4/1/2025 918,621
1,915,000 3.272%,  9/29/2025
c
1,882,612
272,000 4.250%,  10/21/2025 266,979
1,700,000 0.855%,  2/12/2026
c
1,611,944
1,250,000 3.615%,  3/15/2028
c
1,198,919

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Financials (30.9%) - continued
$ 1,100,000 4.482%,  8/23/2028
c
$ 1,080,580
1,100,000 6.484%,  10/24/2029
c
1,167,152
HSBC Holdings plc
500,000 4.250%,  3/14/2024 498,103
500,000 2.999%,  3/10/2026
c
484,779
1,325,000 1.645%,  4/18/2026
c
1,258,944
1,000,000 1.589%,  5/24/2027
c
917,179
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
987,502
ING Groep NV
500,000 4.625%,  1/6/2026
a
496,542
1,250,000 1.726%,  4/1/2027
c
1,156,365
1,000,000 4.017%,  3/28/2028
c
969,846
J.P. Morgan Chase & Company
700,000 0.563%,  2/16/2025
c
695,307
1,500,000 0.969%,  6/23/2025
c
1,464,926
750,000 1.561%,  12/10/2025
c
722,100
500,000 5.546%,  12/15/2025
c
500,318
800,000 2.005%,  3/13/2026
c
768,593
900,000 2.083%,  4/22/2026
c
862,064
1,000,000 3.650%,  6/1/2026
c,e
915,134
2,500,000 1.045%,  11/19/2026
c
2,315,080
725,000 1.040%,  2/4/2027
c
666,320
800,000 4.851%,  7/25/2028
c
800,232
J.P. Morgan Chase Bank NA
750,000 5.110%,  12/8/2026 756,730
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 488,288
KeyCorp
550,000 3.878%,  5/23/2025
c
537,709
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,750,574
Lloyds Banking Group plc
925,000 7.500%,  6/27/2024
c,e
915,660
350,000 4.582%,  12/10/2025 342,526
550,000 5.985%,  8/7/2027
c
559,652
1,000,000 3.750%,  3/18/2028
c
956,987
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,e
550,400
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,206,049
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 993,271
1,000,000 4.650%,  1/27/2026 979,194
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,116,364
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,128,709
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 845,095
2,000,000 0.953%,  7/19/2025
c
1,948,766
800,000 5.063%,  9/12/2025
c
797,003
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
821,895
Morgan Stanley
750,000 2.720%,  7/22/2025
c
737,620
1,300,000 0.864%,  10/21/2025
c
1,248,745
1,750,000 5.000%,  11/24/2025 1,747,411
500,000 4.679%,  7/17/2026
c
495,202
Principal
Amount Long-Term Fixed Income (97.8%) Value
Financials (30.9%) - continued
$ 1,000,000 6.138%,  10/16/2026
c
$ 1,017,993
1,000,000 0.985%,  12/10/2026
c
920,023
2,000,000 5.164%,  4/20/2029
c
2,011,432
465,000 5.449%,  7/20/2029
c
473,813
NatWest Group plc
1,500,000 4.269%,  3/22/2025
c
1,494,678
750,000 5.847%,  3/2/2027
c
756,278
400,000 3.754%,  11/1/2029
c
390,185
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,109,813
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,833,615
750,000 2.329%,  1/22/2027 687,603
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,549,605
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,104,025
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 378,944
800,000 4.500%,  1/15/2025 786,476
1,000,000 5.250%,  1/15/2026 994,177
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,352,124
PNC Financial Services Group,
Inc.
750,000 5.671%,  10/28/2025
c
749,616
1,500,000 3.400%,  9/15/2026
c,e
1,199,887
1,000,000 4.758%,  1/26/2027
c
992,125
750,000 6.615%,  10/20/2027
c
777,991
925,000 5.582%,  6/12/2029
c
944,732
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,530,851
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
960,158
900,000 0.875%,  1/12/2026
a
826,229
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,930,879
500,000 4.875%,  6/1/2026 500,395
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,482,445
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,224,645
Royal Bank of Canada
1,825,000 4.875%,  1/12/2026 1,829,481
1,100,000 5.200%,  8/1/2028 1,121,153
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 339,973
750,000 2.490%,  1/6/2028
c
686,608
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
862,583
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,210,957
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,757,309
1,400,000 1.488%,  12/14/2026
a,c
1,288,540
Standard Chartered plc
900,000 0.991%,  1/12/2025
a,c
898,686
500,000 1.214%,  3/23/2025
a,c
494,150
1,000,000 2.608%,  1/12/2028
a,c
914,457

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Financials (30.9%) - continued
State Street Corporation
$ 1,100,000 5.104%,  5/18/2026
c
$ 1,101,130
1,000,000 5.751%,  11/4/2026
c
1,015,444
1,300,000 5.684%,  11/21/2029
c
1,344,197
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 690,430
1,200,000 2.174%,  1/14/2027 1,109,319
1,100,000 5.716%,  9/14/2028 1,139,124
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,117,845
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,468,670
1,920,000 4.500%,  7/23/2025 1,875,543
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,772,670
Toronto-Dominion Bank
1,135,000 5.264%,  12/11/2026 1,157,306
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,e,f
645,899
650,000 4.260%,  7/28/2026
c
636,505
1,100,000 1.267%,  3/2/2027
c
1,006,990
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
754,852
1,000,000 6.787%,  10/26/2027
c
1,044,066
500,000 4.548%,  7/22/2028
c
492,626
UBS AG
2,756,000 5.125%,  5/15/2024 2,731,146
UBS Group AG
800,000 4.490%,  8/5/2025
a,c
793,973
3,350,000 1.305%,  2/2/2027
a,c
3,066,008
1,100,000 6.327%,  12/22/2027
a,c
1,133,710
USB Realty Corporation
95,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
a,c,e
69,825
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,112,847
1,000,000 3.908%,  4/25/2026
c
980,157
500,000 4.540%,  8/15/2026
c
494,661
850,000 3.526%,  3/24/2028
c
810,916
1,100,000 5.574%,  7/25/2029
c
1,123,175
Wells Fargo Bank NA
1,025,000 5.254%,  12/11/2026 1,037,529
Welltower OP, LLC
2,000,000 3.625%,  3/15/2024 1,990,373
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
905,560
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,097,101
Total 237,482,503
Foreign Government (0.2%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a,f
966,550
1,000,000 1.450%,  5/5/2026
a
922,613
Total 1,889,163
Principal
Amount Long-Term Fixed Income (97.8%) Value
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 55,527
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
$ 55,006
Total 55,006
Technology (2.9%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,956,297
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,767,129
Fiserv, Inc.
1,100,000 5.450%,  3/2/2028 1,132,840
Global Payments, Inc.
875,000 2.650%,  2/15/2025 847,867
Hewlett Packard Enterprise
Company
1,475,000 5.900%,  10/1/2024 1,478,449
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 974,010
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 968,907
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,293,464
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,019,856
1,750,000 2.950%,  5/15/2025 1,698,501
1,000,000 5.800%,  11/10/2025 1,015,592
1,100,000 4.500%,  5/6/2028 1,099,863
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
983,595
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,182,125
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 630,936
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,221,709
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,546,582
VMware, LLC
350,000 1.400%,  8/15/2026 320,139
Total 22,137,861
Transportation (1.3%)
British Airways plc
245,809 4.625%,  6/20/2024
a
244,859
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 964,122
Continental Airlines, Inc.
1,570,411 4.150%,  4/11/2024 1,563,235
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,017,412
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,433,334 4.500%,  10/20/2025
a
1,411,555

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.8%) Value
Transportation (1.3%) - continued
Mileage Plus Holdings, LLC
$ 700,000 6.500%,  6/20/2027
a
$ 701,987
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
972,537
1,000,000 3.950%,  3/10/2025
a
981,567
800,000 1.200%,  11/15/2025
a
741,712
Southwest Airlines Company
350,000 5.250%,  5/4/2025 349,881
TTX Company
1,500,000 5.500%,  9/25/2026
a
1,524,807
Total 10,473,674
U.S. Government & Agencies (8.5%)
U.S. Treasury Notes
2,070,000 4.250%,  5/31/2025 2,062,399
3,175,000 4.125%,  6/15/2026 3,174,256
45,525,000 3.500%,  1/31/2028 44,806,559
8,500,000 4.000%,  10/31/2029 8,539,512
6,900,000 3.500%,  2/15/2033 6,691,113
Total 65,273,839
Utilities (4.1%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,637,302
Ameren Corporation
250,000 2.500%,  9/15/2024 244,434
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,013,132
1,075,000 1.000%,  11/1/2025 997,705
745,000 5.200%,  1/15/2029 755,032
Berkshire Hathaway Energy
Company
575,000 4.050%,  4/15/2025 568,483
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 907,731
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,132,925
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,529,423
DTE Energy Company
750,000 2.529%,  10/1/2024 732,398
750,000 4.220%,  11/1/2024 741,258
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
386,622
915,000 0.900%,  9/15/2025 853,781
1,350,000 5.000%,  12/8/2025 1,352,485
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,025,142
Entergy Corporation
870,000 0.900%,  9/15/2025 808,976
Eversource Energy
925,000 4.750%,  5/15/2026 920,080
1,100,000 5.450%,  3/1/2028 1,130,595
Exelon Corporation
725,000 5.150%,  3/15/2028 736,916
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,108,408
Principal
Amount Long-Term Fixed Income (97.8%) Value
Utilities (4.1%) - continued
Jersey Central Power & Light
Company
$ 1,500,000 4.300%,  1/15/2026
a
$ 1,467,256
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.800%,  3/15/2028 1,112,537
862,000
8.562%,  (TSFR3M +
3.172%), 4/30/2043
c
852,988
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 1,009,461
NiSource, Inc.
920,000 0.950%,  8/15/2025 860,254
Sempra
1,750,000 3.300%,  4/1/2025 1,707,330
Southern Company
900,000 4.000%,  1/15/2051
c
855,759
750,000 3.750%,  9/15/2051
c
682,877
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,980,550
WEC Energy Group, Inc.
1,100,000 5.600%,  9/12/2026 1,119,520
Total 31,231,360
Total Long-Term Fixed Income
(cost $770,619,583) 752,054,666
Shares Preferred Stock ( 0.3% ) Value
Financials (0.3%)
66,000 Citigroup Capital XIII, 12.022%
c
1,883,640
Total 1,883,640
Total Preferred Stock
(cost $1,821,600) 1,883,640
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,224,708 Thrivent Cash Management Trust 1,224,708
Total Collateral Held for
Securities Loaned
(cost $1,224,708) 1,224,708
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Farm Credit Bank
Discount Notes
4,850,000 5.270%, 1/25/2024
h
4,831,049
Federal Home Loan Bank Discount
Notes
2,975,000 5.240%, 1/19/2024
h
2,965,958
Total Short-Term Investments
(cost $7,800,166) 7,797,007
Total Investments (cost
$781,466,057) 99.3% $762,960,021
Other Assets and Liabilities, Net
0.7% 5,670,115
Total Net Assets 100.0% $768,630,136

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $298,221,061 or
38.8% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
c Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is on loan.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of December 31, 2023
was $113,850 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,192,261
Total lending $1,192,261
Gross amount payable upon return of
collateral for securities loaned $1,224,708
Net amounts due to counterparty $32,447
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,113,115
Gross unrealized depreciation (24,574,765)
Net unrealized appreciation (depreciation) $ (19,461,650)
Cost for federal income tax purposes $ 782,421,671

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 131,315,621 – 131,315,621 –
Basic Materials 12,894,366 – 12,894,366 –
Capital Goods 17,001,029 – 17,001,029 –
Collateralized Mortgage Obligations 71,257,966 – 71,257,966 –
Commercial Mortgage-Backed Securities 4,195,687 – 4,195,687 –
Communications Services 20,171,531 – 20,171,531 –
Consumer Cyclical 42,596,428 – 42,596,428 –
Consumer Non-Cyclical 47,441,774 – 47,441,774 –
Energy 36,636,858 – 36,636,858 –
Financials 237,482,503 – 237,482,503 –
Foreign Government 1,889,163 – 1,889,163 –
Mortgage-Backed Securities 55,006 – 55,006 –
Technology 22,137,861 – 22,137,861 –
Transportation 10,473,674 – 10,473,674 –
U.S. Government & Agencies 65,273,839 – 65,273,839 –
Utilities 31,231,360 – 31,231,360 –
Preferred Stock
Financials 1,883,640 1,883,640 – –
Short-Term Investments 7,797,007 – 7,797,007 –
Subtotal Investments in Securities $761,735,313 $1,883,640 $759,851,673 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,224,708
Subtotal Other Investments $1,224,708
Total Investments at Value $762,960,021
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (218,760)
Total Interest Rate Contracts
(218,760)
Total ($218,760)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 146,773
Total Interest Rate Contracts 146,773
Total $146,773

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $11,706,143
Futures - Short (17,593,513)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $2,812 $44,939 $46,526 $1,225 1,225 0.2%
Total Collateral Held for Securities Loaned 2,812 1,225 0.2
Total Value $2,812 $1,225
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $43
Total Affiliated Income from Securities Loaned, Net $43
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (11.2%)
234 Alphabet, Inc., Class C
a
$ 32,978
23,741 AT&T, Inc. 398,374
8,322 BCE, Inc. 327,655
219,000 CITIC Telecom International
Holdings, Ltd. 92,041
20,733 Deutsche Telekom AG 498,489
3,513 Electronic Arts, Inc. 480,613
5,400 KDDI Corporation 171,280
182,033 Koninklijke (Royal) KPN NV 627,126
69,500 Nippon Television Holdings, Inc. 757,292
7,600 SKY Perfect JSAT Holdings, Inc. 37,537
36,400 SoftBank Corporation 453,607
863 Swisscom AG 519,413
44,736 Telefonica SA 174,912
29,436 Verizon Communications, Inc. 1,109,737
Total 5,681,054
Consumer Discretionary (5.5%)
144 Bayerische Motoren Werke AG 16,023
1,328 Dollarama, Inc. 95,703
28,714 Europris ASA
b
216,864
50,100 Heiwa Corporation 744,905
2,621 McDonald's Corporation 777,153
560 O'Reilly Automotive, Inc.
a
532,045
346 Pandora AS 47,836
12,600 Sekisui House, Ltd. 279,294
235 Ulta Beauty, Inc.
a
115,148
Total 2,824,971
Consumer Staples (12.9%)
9,618 Carrefour SA 176,150
1,160 Church & Dwight Company, Inc. 109,690
11,895 Coca-Cola Company 700,972
1,551 Coles Group, Ltd. 17,038
11,782 Colgate-Palmolive Company 939,143
2,520 Hershey Company 469,829
2,856 J.M. Smucker Company 360,941
3,500 Japan Tobacco, Inc.
c
90,388
5,733 Kimberly-Clark Corporation 696,617
13,639 Koninklijke Ahold Delhaize NV 392,413
3 Lindt & Spruengli AG 36,011
559 Loblaw Companies, Ltd. 54,118
11,194 Metro, Inc./CN 579,447
9,550 Mondelez International, Inc. 691,706
3,880 PepsiCo, Inc. 658,979
2,392 Procter & Gamble Company 350,524
197,700 Sheng Siong Group, Ltd. 239,589
Total 6,563,555
Energy (2.6%)
182,400 Eneos Holdings, Inc. 723,442
13,680 Equinor ASA 433,546
9,028 Galp Energia SGPS SA 132,835
3,327 Repsol SA 49,352
Total 1,339,175
Financials (11.7%)
1,085 Aon plc 315,757
1,209 Berkshire Hathaway, Inc.
a
431,202
6,614 Brown & Brown, Inc. 470,321
5,275 Cboe Global Markets, Inc. 941,904
269 Chubb, Ltd. 60,794
3,408 CME Group, Inc. 717,725
Shares Common Stock (98.5%) Value
Financials (11.7%) - continued
755 Deutsche Boerse AG $ 155,480
1,500 Hang Seng Bank, Ltd. 17,513
29 Hannover Rueckversicherung SE 6,934
5,891 Hartford Financial Services Group,
Inc. 473,519
1,750 Intercontinental Exchange, Inc. 224,752
14,800 Japan Post Bank Company, Ltd. 150,619
1,585 Marsh & McLennan Companies,
Inc. 300,310
997 Mastercard, Inc. 425,230
19,700 Matsui Securities Company, Ltd. 102,143
55,214 Medibank Private, Ltd. 134,047
27,600 Mizuho Financial Group, Inc. 470,796
12,600 Sumitomo Mitsui Trust Holdings,
Inc.
a,d
241,314
716 Toronto-Dominion Bank 46,265
953 Visa, Inc. 248,114
Total 5,934,739
Health Care (18.8%)
341 Abbott Laboratories 37,534
3,792 AbbVie, Inc. 587,646
976 Amgen, Inc. 281,108
110 Biogen, Inc.
a
28,465
2,685 Boston Scientific Corporation
a
155,220
584 Eli Lilly & Company 340,425
6,916 Galenica AG
b
598,263
12,542 Gilead Sciences, Inc. 1,016,027
3,637 GSK plc 67,172
281 Humana, Inc. 128,645
1,009 Incyte Corporation
a
63,355
7,451 Johnson & Johnson 1,167,870
18,600 Kaken Pharmaceutical Company,
Ltd. 442,086
2,643 Laboratorios Farmaceuticos ROVI
SA 175,933
1,250 Medtronic plc 102,975
9,002 Merck & Company, Inc. 981,398
8,404 Novartis AG 848,892
4,971 Novo Nordisk AS 515,151
7,239 Pfizer, Inc. 208,411
275 Regeneron Pharmaceuticals, Inc.
a
241,530
318 Sandoz Group AG
a
10,231
4,192 Sanofi SA 416,570
7,200 Takeda Pharmaceutical Company,
Ltd. 206,482
498 UnitedHealth Group, Inc. 262,182
1,648 Vertex Pharmaceuticals, Inc.
a
670,555
Total 9,554,126
Industrials (10.8%)
2,524 AMETEK, Inc. 416,182
1,016 Automatic Data Processing, Inc. 236,698
399 BAE Systems plc 5,648
11,691 Brambles, Ltd. 108,363
11,500 CK Hutchison Holdings, Ltd. 61,785
161,400 ComfortDelGro Corporation, Ltd. 171,063
845 Computershare, Ltd. 14,074
3,200 COMSYS Holdings Corporation 70,480
10,079 CSX Corporation 349,439
726 Dampskibsselskabet Norden AS 34,528
1,075 Eiffage SA 115,402
3,491 Expeditors International of
Washington, Inc. 444,055

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Industrials (10.8%) - continued
1,168 Fastenal Company $ 75,651
1,009 Honeywell International, Inc. 211,597
6,200 Jardine Matheson Holdings, Ltd. 255,502
883 Lockheed Martin Corporation 400,211
493 Paychex, Inc. 58,721
3,843 Republic Services, Inc. 633,749
1,432 Thales SA 212,040
1,995 Thomson Reuters Corporation 291,681
214 W.W. Grainger, Inc. 177,340
996 Waste Connections, Inc. 148,673
4,102 Waste Management, Inc. 734,668
1,751 Wolters Kluwer NV 249,113
Total 5,476,663
Information Technology (16.0%)
596 Accenture plc 209,142
5,937 Akamai Technologies, Inc.
a
702,644
1,296 Amphenol Corporation 128,472
2,287 Apple, Inc. 440,316
838 Cadence Design Systems, Inc.
a
228,246
11,000 Canon, Inc.
c
282,191
2,134 Check Point Software
Technologies, Ltd.
a
326,054
26,504 Cisco Systems, Inc. 1,338,982
869 F5, Inc.
a
155,534
3,857 Keysight Technologies, Inc.
a
613,610
29,600 Kyocera Corporation
a,d
430,978
2,093 Microsoft Corporation 787,052
1,433 Motorola Solutions, Inc. 448,658
2,700 Ricoh Company, Ltd. 20,678
213 Roper Industries, Inc. 116,121
1,193 SAP SE 183,628
3,600 Sumco Corporation 53,853
3,039 TE Connectivity, Ltd. 426,980
3,226 Texas Instruments, Inc. 549,904
3,255 VeriSign, Inc.
a
670,400
Total 8,113,443
Materials (1.1%)
2,475 Barrick Gold Corporation 44,716
1,700 Franco-Nevada Corporation 188,377
1,074 Heidelberg Materials AG 96,003
2,888 Holcim AG 226,828
Total 555,924
Real Estate (0.4%)
535 Canadian Apartment Properties
REIT 19,704
49,500 Kerry Properties, Ltd. 90,558
7,500 Swire Pacific, Ltd. 63,522
370 Swiss Prime Site AG 39,532
Total 213,316
Utilities (7.5%)
2,783 Alliant Energy Corporation 142,768
7,764 American Electric Power
Company, Inc. 630,592
13,981 Capital Power Corporation 399,261
39,500 CLP Holdings, Ltd. 326,354
1,287 Dominion Energy, Inc. 60,489
5,472 Duke Energy Corporation 531,003
2,693 E.ON SE 36,180
10,127 Evergy, Inc. 528,629
Shares Common Stock (98.5%) Value
Utilities (7.5%) - continued
3,196 Fortis, Inc. $ 131,477
69,349 Italgas SPA 397,082
16,490 NiSource, Inc. 437,810
4,133 Portland General Electric
Company 179,124
218 RWE AG 9,922
Total 3,810,691
Total Common Stock
(cost $44,945,563) 50,067,657
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
370,560 Thrivent Cash Management Trust 370,560
Total Collateral Held for
Securities Loaned
(cost $370,560) 370,560
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
60,345 5.730% 603,450
Total Short-Term Investments
(cost $603,450) 603,450
Total Investments (cost
$45,919,573) 100.4% $51,041,667
Other Assets and Liabilities, Net
(0.4%) (205,708)
Total Net Assets 100.0% $50,835,959
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $815,127 or 1.6%
of total net assets.
c All or a portion of the security is on loan.
d Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 352,022
Total lending $352,022
Gross amount payable upon return of
collateral for securities loaned $370,560
Net amounts due to counterparty $18,538
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,804,975
Gross unrealized depreciation (1,030,226)
Net unrealized appreciation (depreciation) $ 4,774,749
Cost for federal income tax purposes $ 46,279,360
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,681,054 2,021,702 3,659,352 –
Consumer Discretionary 2,824,971 1,424,346 1,400,625 –
Consumer Staples 6,563,555 4,978,401 1,585,154 –
Energy 1,339,175 – 1,339,175 –
Financials 5,934,739 4,609,628 1,325,111 –
Health Care 9,554,126 6,273,346 3,280,780 –
Industrials 5,476,663 3,886,984 1,589,679 –
Information Technology 8,113,443 7,142,115 971,328 –
Materials 555,924 188,377 367,547 –
Real Estate 213,316 – 213,316 –
Utilities 3,810,691 2,510,415 1,300,276 –
Subtotal Investments in Securities $50,067,657 $33,035,314 $17,032,343 $–
Other Investments  * Total
Affiliated Short-Term Investments 603,450
Collateral Held for Securities Loaned 370,560
Subtotal Other Investments $974,010
Total Investments at Value $51,041,667
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Low Volatility Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,442 12,442 – –
Total Asset Derivatives $12,442 $12,442 $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 5 March 2024 $ 486,259 $ 12,442
Total Futures Long Contracts $ 486,259 $ 12,442
Total Futures Contracts $ 486,259 $12,442
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 12,442
Total Equity Contracts 12,442
Total Asset Derivatives $12,442
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 87,724
Total Equity Contracts
87,724
Total $87,724
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 15,774
Total Equity Contracts 15,774
Total $15,774
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $518,874

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $274 $9,418 $9,089 $603 60 1.2%
Total Affiliated Short-Term Investments 274 603 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,763 2,392 371 371 0.7
Total Collateral Held for Securities Loaned – 371 0.7
Total Value $274 $974
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $32
Total Income/Non Cash Income from Affiliated
Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (2.7%)
21,672 Cargurus, Inc.
a
$ 523,596
14,379 Pinterest, Inc.
a
532,598
13,972 Trade Desk, Inc.
a
1,005,425
Total 2,061,619
Consumer Discretionary (12.4%)
10,233 Aptiv plc
a
918,105
645 Chipotle Mexican Grill, Inc.
a
1,475,089
1,591 Deckers Outdoor Corporation
a
1,063,472
6,671 Five Below, Inc.
a
1,421,991
2,146 Lululemon Athletica, Inc.
a
1,097,228
14,963 Mobileye Global, Inc.
a
648,197
163 NVR, Inc.
a
1,141,073
2,661 Pool Corporation 1,060,967
9,992 Wyndham Hotels & Resorts, Inc. 803,457
Total 9,629,579
Consumer Staples (3.3%)
3,526 Casey's General Stores, Inc. 968,733
16,050 Celsius Holdings, Inc.
a
875,046
4,530 Lancaster Colony Corporation 753,747
Total 2,597,526
Energy (2.1%)
10,370 Matador Resources Company 589,638
51,983 TechnipFMC plc 1,046,938
Total 1,636,576
Financials (9.1%)
3,645 Arthur J. Gallagher & Company 819,688
7,732 Houlihan Lokey, Inc. 927,144
3,090 Kinsale Capital Group, Inc. 1,034,872
2,520 MSCI, Inc. 1,425,438
9,241 Northern Trust Corporation 779,755
10,965 PayPal Holdings, Inc.
a
673,361
8,365 Tradeweb Markets, Inc. 760,211
10,060 Western Alliance Bancorp 661,847
Total 7,082,316
Health Care (17.2%)
2,657 Align Technology, Inc.
a
728,018
6,240 Apellis Pharmaceuticals, Inc.
a
373,526
2,074 Argenx SE ADR
a
789,012
3,380 Ascendis Pharma AS ADR
a
425,711
31,706 Avantor, Inc.
a
723,848
16,643 Bio-Techne Corporation 1,284,174
11,448 Dexcom, Inc.
a
1,420,582
11,654 Edwards Lifesciences Corporation
a
888,617
3,546 ICON plc
a
1,003,766
6,255 Immunocore Holdings plc ADR
a
427,342
3,235 Inspire Medical Systems, Inc.
a
658,096
23,966 Progyny, Inc.
a
891,056
3,992 Repligen Corporation
a
717,762
3,344 Sarepta Therapeutics, Inc.
a
322,462
3,753 ShockWave Medical, Inc.
a
715,172
6,177 Veeva Systems, Inc.
a
1,189,196
4,159 Zoetis, Inc. 820,862
Total 13,379,202
Industrials (17.8%)
9,015 Advanced Drainage Systems, Inc. 1,267,870
8,998 ASGN, Inc.
a
865,338
Shares Common Stock (97.1%) Value
Industrials (17.8%) - continued
3,301 Carlisle Companies, Inc. $ 1,031,331
33,413 ExlService Holdings, Inc.
a
1,030,791
11,628 Fastenal Company 753,146
43,592 Howmet Aerospace, Inc. 2,359,199
4,097 IDEX Corporation 889,500
5,967 Middleby Corporation
a
878,163
2,553 Old Dominion Freight Line, Inc. 1,034,807
6,836 Regal Rexnord Corporation 1,011,865
1,373 Saia, Inc.
a
601,676
14,816 TransUnion 1,018,007
1,465 Watsco, Inc. 627,708
10,184 WillScot Mobile Mini Holdings
Corporation
a
453,188
Total 13,822,589
Information Technology (26.1%)
12,843 Amphenol Corporation 1,273,127
5,085 Arista Networks, Inc.
a
1,197,568
20,899 Calix, Inc.
a
913,077
17,664 Cognex Corporation 737,295
24,047 Dynatrace Holdings, LLC
a
1,315,131
2,837 Enphase Energy, Inc.
a
374,881
2,292 EPAM Systems, Inc.
a
681,503
11,351 Gitlab, Inc.
a
714,659
10,219 Guidewire Software, Inc.
a
1,114,280
2,197 HubSpot, Inc.
a
1,275,447
1,099 Lam Research Corporation 860,803
12,190 Lattice Semiconductor
Corporation
a
840,988
2,256 Monolithic Power Systems, Inc. 1,423,040
4,656 Palo Alto Networks, Inc.
a
1,372,961
7,864 PTC, Inc.
a
1,375,886
11,303 Sprout Social, Inc.
a
694,456
3,321 Synopsys, Inc.
a
1,710,016
3,494 Tyler Technologies, Inc.
a
1,460,911
2,724 Universal Display Corporation 520,992
9,212 Wolfspeed, Inc.
a
400,814
Total 20,257,835
Materials (2.5%)
1,950 Martin Marietta Materials, Inc. 972,875
8,932 RPM International, Inc. 997,079
Total 1,969,954
Real Estate (3.9%)
7,638 CBRE Group, Inc.
a
711,021
10,337 CoStar Group, Inc.
a
903,351
8,338 Regency Centers Corporation 558,646
3,418 SBA Communications Corporation 867,112
Total 3,040,130
Total Common Stock
(cost $61,887,814) 75,477,326
Shares
Registered Investment
Companies ( 2.1% ) Value
U.S. Unaffiliated  (2.1%)
9,425 Communication Services Select
Sector SPDR Fund 684,821
6,753 Industrial Select Sector SPDR
Fund 769,774

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (2.1%) Value
U.S. Unaffiliated  (2.1%)- continued
1,456 SPDR S&P Oil & Gas Exploration
ETF
b
$ 199,341
Total 1,653,936
Total Registered Investment
Companies (cost $1,334,987) 1,653,936
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
183,300 Thrivent Cash Management Trust 183,300
Total Collateral Held for
Securities Loaned
(cost $183,300) 183,300
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
93,164 5.730% 931,642
Total Short-Term Investments
(cost $931,642) 931,642
Total Investments (cost
$64,337,743) 100.6% $78,246,204
Other Assets and Liabilities, Net
(0.6%) (500,123)
Total Net Assets 100.0% $77,746,081
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 177,983
Total lending $177,983
Gross amount payable upon return of
collateral for securities loaned $183,300
Net amounts due to counterparty $5,317
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 15,702,052
Gross unrealized depreciation (2,417,879)
Net unrealized appreciation (depreciation) $ 13,284,173
Cost for federal income tax purposes $ 64,962,031

Mid Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,061,619 2,061,619 – –
Consumer Discretionary 9,629,579 9,629,579 – –
Consumer Staples 2,597,526 2,597,526 – –
Energy 1,636,576 1,636,576 – –
Financials 7,082,316 7,082,316 – –
Health Care 13,379,202 13,379,202 – –
Industrials 13,822,589 13,822,589 – –
Information Technology 20,257,835 20,257,835 – –
Materials 1,969,954 1,969,954 – –
Real Estate 3,040,130 3,040,130 – –
Registered Investment Companies
U.S. Unaffiliated 1,653,936 1,653,936 – –
Subtotal Investments in Securities $77,131,262 $77,131,262 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 931,642
Collateral Held for Securities Loaned 183,300
Subtotal Other Investments $1,114,942
Total Investments at Value $78,246,204
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $2,063 $22,008 $23,139 $932 93 1.2%
Total Affiliated Short-Term Investments 2,063 932 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 21,268 21,085 183 183 0.2
Total Collateral Held for Securities Loaned – 183 0.2
Total Value $2,063 $1,115
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $77
Total Income/Non Cash Income from Affiliated
Investments $77
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (1.7%)
1,137 Cable One, Inc. $ 632,843
55,255 Frontier Communications Parent,
Inc.
a
1,400,162
30,940 Iridium Communications, Inc. 1,273,490
40,876 New York Times Company 2,002,515
8,053 Nexstar Media Group, Inc. 1,262,308
49,206 TEGNA, Inc. 752,852
14,989 TKO Group Holdings, Inc. 1,222,802
11,488 Ziff Davis, Inc.
a
771,879
74,004 ZoomInfo Technologies, Inc.
a
1,368,334
Total 10,687,185
Consumer Discretionary (15.7%)
23,397 Adient plc
a
850,715
65,214 Aramark 1,832,514
18,709 Autoliv, Inc. 2,061,545
6,480 AutoNation, Inc.
a
973,166
17,358 Boyd Gaming Corporation 1,086,784
17,191 Brunswick Corporation 1,663,229
16,209 Burlington Stores, Inc.
a
3,152,326
29,034 Capri Holdings, Ltd.
a
1,458,668
9,199 Carter's, Inc. 688,913
6,220 Choice Hotels International, Inc.
b
704,726
16,958 Churchill Downs, Inc. 2,288,143
8,616 Columbia Sportswear Company 685,317
15,131 Crocs, Inc.
a
1,413,387
6,428 Deckers Outdoor Corporation
a
4,296,668
15,352 Dick's Sporting Goods, Inc. 2,255,976
13,911 Five Below, Inc.
a
2,965,269
26,623 Floor & Decor Holdings, Inc.
a
2,970,062
10,587 Fox Factory Holding Corporation
a
714,411
67,103 GameStop Corporation
a,b
1,176,316
53,593 Gap, Inc. 1,120,630
58,270 Gentex Corporation 1,903,098
70,835 Goodyear Tire & Rubber
Company
a
1,014,357
894 Graham Holdings Company 622,689
7,384 Grand Canyon Education, Inc.
a
974,983
35,956 H&R Block, Inc. 1,739,192
31,661 Harley-Davidson, Inc. 1,166,391
5,931 Helen of Troy, Ltd.
a
716,524
17,804 Hilton Grand Vacations, Inc.
a
715,365
11,047 Hyatt Hotels Corporation 1,440,639
19,126 KB Home 1,194,610
14,554 Lear Corporation 2,055,170
33,305 Leggett & Platt, Inc. 871,592
22,495 Light & Wonder, Inc.
a
1,847,065
6,875 Lithia Motors, Inc. 2,263,800
68,358 Macy's, Inc. 1,375,363
8,252 Marriott Vacations Worldwide
Corporation 700,512
88,243 Mattel, Inc.
a
1,666,028
4,837 Murphy USA, Inc. 1,724,681
24,234 Nordstrom, Inc. 447,117
15,415 Ollie's Bargain Outlet Holdings,
Inc.
a
1,169,844
37,912 PENN Entertainment, Inc.
a
986,470
4,869 Penske Automotive Group, Inc. 781,523
21,344 Planet Fitness, Inc.
a
1,558,112
13,261 Polaris, Inc. 1,256,745
15,095 PVH Corporation 1,843,401
3,861 RH
a
1,125,404
36,909 Service Corporation International 2,526,421
33,374 Skechers USA, Inc.
a
2,080,535
26,842 Taylor Morrison Home Corporation
a
1,432,021
Shares Common Stock (99.1%) Value
Consumer Discretionary (15.7%) - continued
43,037 Tempur Sealy International, Inc. $ 2,193,596
16,683 Texas Roadhouse, Inc. 2,039,163
13,310 Thor Industries, Inc. 1,573,908
26,850 Toll Brothers, Inc. 2,759,912
7,938 TopBuild Corporation
a
2,970,876
18,092 Travel + Leisure Company 707,216
47,162 Under Armour, Inc., Class A
a
414,554
48,321 Under Armour, Inc., Class C
a
403,480
9,515 Vail Resorts, Inc. 2,031,167
34,640 Valvoline, Inc.
a
1,301,771
6,948 Visteon Corporation
a
867,805
41,737 Wendy's Company 813,037
16,024 Williams-Sonoma, Inc. 3,233,323
7,348 Wingstop, Inc. 1,885,350
20,725 Wyndham Hotels & Resorts, Inc. 1,666,497
21,697 YETI Holdings, Inc.
a
1,123,471
Total 99,543,543
Consumer Staples (4.1%)
32,837 BellRing Brands, Inc.
a
1,820,155
33,408 BJ's Wholesale Club Holdings,
Inc.
a
2,226,977
2,351 Boston Beer Company, Inc.
a
812,482
9,310 Casey's General Stores, Inc. 2,557,829
37,041 Celsius Holdings, Inc.
a
2,019,475
1,171 Coca-Cola Consolidated, Inc. 1,087,156
93,556 Coty, Inc.
a
1,161,965
39,854 Darling Ingredients, Inc.
a
1,986,323
47,994 Flowers Foods, Inc. 1,080,345
24,799 Grocery Outlet Holding
Corporation
a
668,581
16,286 Ingredion, Inc. 1,767,520
5,087 Lancaster Colony Corporation 846,426
38,872 Performance Food Group
Company
a
2,687,999
10,056 Pilgrim's Pride Corporation
a
278,149
12,694 Post Holdings, Inc.
a
1,117,834
25,371 Sprouts Farmers Markets, Inc.
a
1,220,599
56,504 US Foods Holding Corporation
a
2,565,847
Total 25,905,662
Energy (5.0%)
85,086 Antero Midstream Corporation 1,066,128
70,576 Antero Resources Corporation
a
1,600,664
48,664 ChampionX Corporation 1,421,475
27,832 Chesapeake Energy Corporation 2,141,394
10,312 Chord Energy Corporation 1,714,164
21,318 Civitas Resources, Inc. 1,457,725
39,684 CNX Resources Corporation
a
793,680
24,208 DT Midstream, Inc. 1,326,598
108,235 Equitrans Midstream Corporation 1,101,832
39,110 HF Sinclair Corporation 2,173,343
27,678 Matador Resources Company 1,573,771
36,660 Murphy Oil Corporation 1,563,916
98,409 NOV, Inc. 1,995,734
63,403 Ovintiv, Inc. 2,784,660
27,170 PBF Energy, Inc. 1,194,393
103,846 Permian Resources Corporation 1,412,306
60,282 Range Resources Corporation 1,834,984
275,162 Southwestern Energy Company
a
1,802,311
15,661 Valaris, Ltd.
a
1,073,875
18,016 Weatherford International plc
a
1,762,505
Total 31,795,458

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Financials (16.0%)
8,446 Affiliated Managers Group, Inc. $ 1,278,893
67,817 Ally Financial, Inc. 2,368,170
16,325 American Financial Group, Inc. 1,940,879
124,930 Annaly Capital Management, Inc. 2,419,894
37,126 Associated Banc-Corp 794,125
26,285 Bank OZK 1,309,782
16,039 Brighthouse Financial, Inc.
a
848,784
45,633 Cadence Bank 1,350,280
54,079 Carlyle Group, Inc. 2,200,474
28,022 CNO Financial Group, Inc. 781,814
52,105 Columbia Banking System, Inc. 1,390,161
29,834 Commerce Bancshares, Inc.
a
1,593,434
16,000 Cullen/Frost Bankers, Inc. 1,735,840
35,206 East West Bancorp, Inc. 2,533,072
79,486 Equitable Holdings, Inc. 2,646,884
6,231 Erie Indemnity Company 2,086,886
26,670 Essent Group, Ltd. 1,406,576
10,946 Euronet Worldwide, Inc.
a
1,110,910
8,658 Evercore, Inc. 1,480,951
89,641 F.N.B. Corporation 1,234,357
21,546 Federated Hermes, Inc. 729,548
64,590 Fidelity National Financial, Inc. 3,295,382
25,776 First American Financial
Corporation 1,661,005
32,086 First Financial Bankshares, Inc. 972,206
139,589 First Horizon Corporation 1,976,580
9,240 FirstCash Holdings, Inc. 1,001,524
27,699 Glacier Bancorp, Inc. 1,144,523
21,522 Hancock Whitney Corporation 1,045,754
8,934 Hanover Insurance Group, Inc. 1,084,766
46,877 Home BancShares, Inc. 1,187,394
12,894 Houlihan Lokey, Inc. 1,546,120
26,734 Interactive Brokers Group, Inc. 2,216,249
13,333 International Bancshares
Corporation 724,249
33,107 Janus Henderson Group plc 998,176
42,055 Jefferies Financial Group, Inc. 1,699,443
15,049 Kemper Corporation 732,435
5,500 Kinsale Capital Group, Inc. 1,842,005
69,277 MGIC Investment Corporation 1,336,353
6,507 Morningstar, Inc. 1,862,564
180,489 New York Community Bancorp,
Inc. 1,846,402
73,101 Old National Bancorp 1,234,676
65,140 Old Republic International
Corporation 1,915,116
19,179 Pinnacle Financial Partners, Inc. 1,672,792
8,752 Primerica, Inc. 1,800,811
23,411 Prosperity Bancshares, Inc. 1,585,627
16,464 Reinsurance Group of America,
Inc. 2,663,546
13,114 RenaissanceRe Holdings, Ltd. 2,570,344
10,030 RLI Corporation 1,335,194
24,983 SEI Investments Company 1,587,670
15,136 Selective Insurance Group, Inc. 1,505,729
56,526 SLM Corporation 1,080,777
19,002 SouthState Corporation 1,604,719
74,336 Starwood Property Trust, Inc. 1,562,543
25,480 Stifel Financial Corporation 1,761,942
36,533 Synovus Financial Corporation 1,375,467
11,996 Texas Capital Bancshares, Inc.
a
775,301
10,911 UMB Financial Corporation 911,614
33,708 United Bankshares, Inc. 1,265,735
45,802 Unum Group 2,071,166
106,535 Valley National Bancorp 1,156,970
Shares Common Stock (99.1%) Value
Financials (16.0%) - continued
26,098 Voya Financial, Inc. $ 1,904,110
42,977 Webster Financial Corporation 2,181,513
91,022 Western Union Company 1,084,982
10,676 WEX, Inc.
a
2,077,016
15,298 Wintrust Financial Corporation 1,418,889
Total 101,519,093
Health Care (7.7%)
23,037 Acadia Healthcare Company, Inc.
a
1,791,357
8,152 Amedisys, Inc.
a
774,929
26,778 Arrowhead Research Corporation
a
819,407
15,027 Azenta, Inc.
a
978,859
23,167 Bruker Corporation 1,702,311
3,763 Chemed Corporation 2,200,414
29,518 Doximity, Inc.
a
827,685
25,039 Encompass Health Corporation 1,670,602
12,411 Enovis Corporation
a
695,264
42,819 Envista Holdings Corporation
a
1,030,225
77,686 Exelixis, Inc.
a
1,863,687
28,819 Globus Medical, Inc.
a
1,535,765
12,676 Haemonetics Corporation
a
1,083,925
33,000 Halozyme Therapeutics, Inc.
a
1,219,680
21,391 HealthEquity, Inc.
a
1,418,223
12,786 Inari Medical, Inc.
a
830,067
16,991 Integra LifeSciences Holdings
Corporation
a
739,958
15,728 Jazz Pharmaceuticals, Inc.
a
1,934,544
17,110 Lantheus Holdings, Inc.
a
1,060,820
13,461 LivaNova plc
a
696,472
11,088 Masimo Corporation
a
1,299,625
5,825 Medpace Holdings, Inc.
a
1,785,537
49,174 Neogen Corporation
a
988,889
24,545 Neurocrine Biosciences, Inc.
a
3,234,049
44,250 Option Care Health, Inc.
a
1,490,783
21,258 Patterson Companies, Inc. 604,790
9,642 Penumbra, Inc.
a
2,425,349
33,851 Perrigo Company plc 1,089,325
20,829 Progyny, Inc.
a
774,422
12,352 QuidelOrtho Corporation
a
910,343
49,191 R1 RCM, Inc.
a
519,949
12,971 Repligen Corporation
a
2,332,186
9,217 ShockWave Medical, Inc.
a
1,756,392
24,711 Sotera Health Company
a
416,380
25,369 Tenet Healthcare Corporation
a
1,917,135
11,725 United Therapeutics Corporation
a
2,578,210
Total 48,997,558
Industrials (21.1%)
7,731 Acuity Brands, Inc. 1,583,541
17,127 Advanced Drainage Systems, Inc. 2,408,741
34,656 AECOM 3,203,254
15,526 AGCO Corporation 1,885,012
11,791 ASGN, Inc.
a
1,133,940
4,615 Avis Budget Group, Inc.
b
818,055
11,254 Brink's Company 989,789
22,850 BWX Technologies, Inc. 1,753,280
5,565 CACI International, Inc.
a
1,802,281
12,162 Carlisle Companies, Inc. 3,799,774
10,489 Chart Industries, Inc.
a
1,429,965
12,581 Clean Harbors, Inc.
a
2,195,510
8,922 Comfort Systems USA, Inc. 1,834,988
11,813 Concentrix Corporation 1,160,155
34,144 Core & Main, Inc.
a
1,379,759
12,203 Crane Company 1,441,662

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Industrials (21.1%) - continued
9,553 Curtiss-Wright Corporation $ 2,128,313
30,149 Donaldson Company, Inc. 1,970,237
11,752 EMCOR Group, Inc. 2,531,733
10,092 EnerSys 1,018,888
14,153 ESAB Corporation 1,225,933
41,200 ExlService Holdings, Inc.
a
1,271,020
12,646 Exponent, Inc. 1,113,354
32,778 Flowserve Corporation 1,351,109
42,562 Fluor Corporation
a
1,667,154
31,500 Fortune Brands Innovations, Inc. 2,398,410
8,871 FTI Consulting, Inc.
a
1,766,660
8,868 GATX Corporation 1,066,111
41,694 Genpact, Ltd. 1,447,199
42,166 Graco, Inc. 3,658,322
29,717 GXO Logistics, Inc.
a
1,817,492
33,065 Hertz Global Holdings, Inc.
a
343,545
21,012 Hexcel Corporation 1,549,635
8,848 Insperity, Inc. 1,037,163
20,510 ITT Corporation 2,447,253
33,726 KBR, Inc. 1,868,758
14,764 Kirby Corporation
a
1,158,679
40,294 Knight-Swift Transportation
Holdings, Inc. 2,322,949
8,980 Landstar System, Inc. 1,738,977
7,991 Lennox International, Inc. 3,576,132
14,289 Lincoln Electric Holdings, Inc. 3,107,286
12,193 ManpowerGroup, Inc. 968,978
15,100 MasTec, Inc.
a
1,143,372
15,185 Maximus, Inc. 1,273,414
50,872 MDU Resources Group, Inc. 1,007,266
13,391 Middleby Corporation
a
1,970,753
9,231 MSA Safety, Inc. 1,558,470
11,583 MSC Industrial Direct Company,
Inc. 1,172,895
41,447 nVent Electric plc 2,449,103
16,341 Oshkosh Corporation 1,771,528
22,202 Owens Corning, Inc. 3,291,002
10,806 Paylocity Holding Corporation
a
1,781,369
7,266 RBC Bearings, Inc.
a
2,070,011
16,575 Regal Rexnord Corporation 2,453,431
11,072 Ryder System, Inc. 1,273,944
6,632 Saia, Inc.
a
2,906,275
13,224 Science Applications International
Corporation 1,644,008
37,811 Sensata Technologies Holding plc 1,420,559
10,660 Simpson Manufacturing Company,
Inc. 2,110,467
23,114 Stericycle, Inc.
a
1,145,530
54,256 Sunrun, Inc.
a,b
1,065,045
16,813 Terex Corporation 966,075
13,302 Tetra Tech, Inc. 2,220,503
16,215 Timken Company 1,299,632
25,942 Toro Company 2,490,173
27,129 Trex Company, Inc.
a
2,246,010
15,442 UFP Industries, Inc. 1,938,743
5,219 Valmont Industries, Inc. 1,218,689
8,460 Watsco, Inc. 3,624,856
6,837 Watts Water Technologies, Inc. 1,424,421
15,837 Werner Enterprises, Inc. 671,014
10,973 WESCO International, Inc. 1,907,985
15,093 Woodward, Inc. 2,054,610
28,972 XPO, Inc.
a
2,537,657
Total 133,479,806
Shares Common Stock (99.1%) Value
Information Technology (9.5%)
17,791 Allegro MicroSystems, Inc.
a
$ 538,534
25,786 Amkor Technology, Inc. 857,900
13,530 Arrow Electronics, Inc.
a
1,654,043
7,002 Aspen Technology, Inc.
a
1,541,490
22,605 Avnet, Inc. 1,139,292
10,413 Belden, Inc. 804,404
10,763 Blackbaud, Inc.
a
933,152
14,645 Calix, Inc.
a
639,840
36,933 Ciena Corporation
a
1,662,354
13,465 Cirrus Logic, Inc.
a
1,120,153
43,004 Cognex Corporation 1,794,987
32,923 Coherent Corporation
a
1,433,138
10,940 CommVault Systems, Inc.
a
873,559
12,060 Crane NXT Company 685,852
14,878 Dolby Laboratories, Inc. 1,282,186
63,998 Dropbox, Inc.
a
1,886,661
59,571 Dynatrace Holdings, LLC
a
3,257,938
35,180 GoDaddy, Inc.
a
3,734,709
7,385 IPG Photonics Corporation
a
801,568
57,324 Kyndryl Holdings, Inc.
a
1,191,193
34,482 Lattice Semiconductor
Corporation
a
2,378,913
6,218 Littelfuse, Inc. 1,663,688
16,738 Lumentum Holdings, Inc.
a
877,406
13,520 MACOM Technology Solutions
Holdings, Inc.
a
1,256,684
15,380 Manhattan Associates, Inc.
a
3,311,622
15,705 MKS Instruments, Inc. 1,615,573
8,946 Novanta, Inc.
a
1,506,596
12,261 Onto Innovation, Inc.
a
1,874,707
14,204 Power Integrations, Inc. 1,166,290
9,189 Qualys, Inc.
a
1,803,617
26,857 Rambus, Inc.
a
1,832,990
7,939 Silicon Laboratories, Inc.
a
1,050,092
11,587 Super Micro Computer, Inc.
a
3,293,721
9,793 Synaptics, Inc.
a
1,117,185
12,814 TD SYNNEX Corporation 1,378,915
24,432 Teradata Corporation
a
1,063,036
10,884 Universal Display Corporation 2,081,674
31,536 Vishay Intertechnology, Inc. 755,918
38,554 Vontier Corporation 1,332,041
31,308 Wolfspeed, Inc.
a
1,362,211
Total 60,555,832
Materials (7.1%)
44,585 Alcoa Corporation 1,515,890
16,433 AptarGroup, Inc. 2,031,447
12,801 Ashland, Inc. 1,079,252
22,773 Avient Corporation 946,674
54,980 Axalta Coating Systems, Ltd.
a
1,867,671
29,503 Berry Plastics Group, Inc. 1,988,207
13,801 Cabot Corporation 1,152,383
37,082 Chemours Company 1,169,566
126,122 Cleveland-Cliffs, Inc.
a
2,575,411
29,205 Commercial Metals Company 1,461,418
30,139 Crown Holdings, Inc. 2,775,500
8,715 Eagle Materials, Inc. 1,767,751
76,457 Graphic Packaging Holding
Company 1,884,665
6,364 Greif, Inc. 417,415
14,131 Knife River Corporation
a
935,190
44,900 Livent Corporation
a
807,302
16,032 Louisiana-Pacific Corporation 1,135,547
35,981 MP Materials Corporation
a
714,223
1,725 NewMarket Corporation 941,557

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Materials (7.1%) - continued
30,615 Olin Corporation $ 1,651,679
14,357 Reliance Steel & Aluminum
Company 4,015,366
16,411 Royal Gold, Inc. 1,985,075
32,183 RPM International, Inc. 3,592,588
10,381 Scotts Miracle-Gro Company 661,789
20,220 Silgan Holdings, Inc. 914,955
24,471 Sonoco Products Company 1,367,195
55,719 United States Steel Corporation 2,710,729
8,003 Westlake Corporation 1,120,100
Total 45,186,545
Real Estate (8.0%)
25,111 Agree Realty Corporation 1,580,737
36,721 Apartment Income REIT
Corporation 1,275,320
75,093 Brixmor Property Group, Inc. 1,747,414
28,116 COPT Defense Properties 720,613
37,915 Cousins Properties, Inc. 923,230
56,174 CubeSmart 2,603,665
11,574 EastGroup Properties, Inc. 2,124,292
18,818 EPR Properties 911,732
46,564 Equity Lifestyle Properties, Inc. 3,284,625
33,044 First Industrial Realty Trust, Inc. 1,740,427
66,705 Gaming and Leisure Properties,
Inc. 3,291,892
95,148 Healthcare Realty Trust, Inc. 1,639,400
56,136 Independence Realty Trust, Inc. 858,881
11,884 Jones Lang LaSalle, Inc.
a
2,244,531
26,652 Kilroy Realty Corporation 1,061,816
54,806 Kite Realty Group Trust 1,252,865
21,878 Lamar Advertising Company 2,325,194
149,639 Medical Properties Trust, Inc. 734,727
19,302 National Storage Affiliates Trust 800,454
45,576 NNN REIT, Inc. 1,964,326
61,203 Omega Healthcare Investors, Inc. 1,876,484
52,457 Park Hotels & Resorts, Inc. 802,592
59,578 Physicians Realty Trust 792,983
19,826 PotlatchDeltic Corporation 973,457
34,082 Rayonier, Inc. REIT 1,138,680
52,735 Rexford Industrial Realty, Inc. 2,958,433
57,762 Sabra Health Care REIT, Inc. 824,264
35,307 Spirit Realty Capital, Inc. 1,542,563
45,359 STAG Industrial, Inc. 1,780,794
39,938 Vornado Realty Trust 1,128,249
54,628 WP Carey, Inc. 3,540,441
Total 50,445,081
Utilities (3.2%)
14,359 ALLETE, Inc. 878,196
16,985 Black Hills Corporation 916,341
62,782 Essential Utilities, Inc. 2,344,908
12,644 IDACORP, Inc. 1,243,158
22,938 National Fuel Gas Company 1,150,799
24,372 New Jersey Resources
Corporation 1,086,504
15,299 Northwestern Energy Group, Inc. 778,566
50,035 OGE Energy Corporation 1,747,722
13,853 ONE Gas, Inc. 882,713
13,419 Ormat Technologies, Inc. 1,017,026
21,443 PNM Resources, Inc. 892,029
25,262 Portland General Electric
Company 1,094,855
15,008 Southwest Gas Holdings, Inc. 950,757
Shares Common Stock (99.1%) Value
Utilities (3.2%) - continued
13,141 Spire, Inc. $ 819,210
52,331 UGI Corporation 1,287,343
83,963 Vistra Energy Corporation 3,234,255
Total 20,324,382
Total Common Stock
(cost $449,417,859) 628,440,145
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
3,129,255 Thrivent Cash Management Trust 3,129,255
Total Collateral Held for
Securities Loaned
(cost $3,129,255) 3,129,255
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.244%, 3/13/2024
c
494,620
500,000 5.205%, 4/12/2024
c,d
492,526
Thrivent Core Short-Term Reserve
Fund
433,909 5.730% 4,339,093
Total Short-Term Investments
(cost $5,326,476) 5,326,239
Total Investments (cost
$457,873,590) 100.4% $636,895,639
Other Assets and Liabilities, Net
(0.4%) (2,776,606)
Total Net Assets 100.0% $634,119,033
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 3,006,872
Total lending $3,006,872
Gross amount payable upon return of
collateral for securities loaned $3,129,255
Net amounts due to counterparty $122,383
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 204,416,538
Gross unrealized depreciation (26,857,549)
Net unrealized appreciation (depreciation) $ 177,558,989
Cost for federal income tax purposes $ 459,575,276
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,687,185 10,687,185 – –
Consumer Discretionary 99,543,543 99,543,543 – –
Consumer Staples 25,905,662 25,905,662 – –
Energy 31,795,458 31,795,458 – –
Financials 101,519,093 101,519,093 – –
Health Care 48,997,558 48,997,558 – –
Industrials 133,479,806 133,479,806 – –
Information Technology 60,555,832 60,555,832 – –
Materials 45,186,545 45,186,545 – –
Real Estate 50,445,081 50,445,081 – –
Utilities 20,324,382 20,324,382 – –
Short-Term Investments 987,146 – 987,146 –
Subtotal Investments in Securities $629,427,291 $628,440,145 $987,146 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,339,093
Collateral Held for Securities Loaned 3,129,255
Subtotal Other Investments $7,468,348
Total Investments at Value $636,895,639
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 238,626 238,626 – –
Total Asset Derivatives $238,626 $238,626 $– $–

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $492,526 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 20 March 2024 $ 5,380,374 $ 238,626
Total Futures Long Contracts $ 5,380,374 $ 238,626
Total Futures Contracts $ 5,380,374 $238,626
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Mid Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 238,626
Total Equity Contracts 238,626
Total Asset Derivatives $238,626
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 301,713
Total Equity Contracts
301,713
Total $301,713
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 394,459
Total Equity Contracts 394,459
Total $394,459
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,564,765

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $9,848 $44,265 $49,774 $4,339 434 0.7%
Total Affiliated Short-Term Investments 9,848 4,339 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,196 59,519 59,586 3,129 3,129 0.5
Total Collateral Held for Securities Loaned 3,196 3,129 0.5
Total Value $13,044 $7,468
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $507
Total Income/Non Cash Income from Affiliated
Investments $507
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 79
Total Affiliated Income from Securities Loaned, Net $79
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Consumer Discretionary (13.9%)
251,422 Aptiv plc
a
$ 22,557,582
22,805 Chipotle Mexican Grill, Inc.
a
52,154,123
434,272 Crocs, Inc.
a
40,565,347
57,741 Domino's Pizza, Inc. 23,802,572
59,031 Lululemon Athletica, Inc.
a
30,181,960
696,630 Mobileye Global, Inc.
a
30,178,012
12,405 NVR, Inc.
a
86,840,582
492,065 Skyline Champion Corporation
a
36,540,747
Total 322,820,925
Consumer Staples (3.8%)
385,516 BJ's Wholesale Club Holdings,
Inc.
a
25,698,497
112,008 Casey's General Stores, Inc. 30,773,078
608,306 Tyson Foods, Inc. 32,696,447
Total 89,168,022
Energy (4.9%)
646,984 Chesapeake Energy Corporation 49,778,949
760,362 Devon Energy Corporation 34,444,399
1,457,593 NOV, Inc. 29,559,986
Total 113,783,334
Financials (14.6%)
1,094,510 Ally Financial, Inc. 38,220,289
101,306 Ameriprise Financial, Inc. 38,479,058
609,461 Arch Capital Group, Ltd.
a
45,264,669
173,019 Kinsale Capital Group, Inc. 57,945,793
345,603 Northern Trust Corporation 29,161,981
974,436 Radian Group, Inc. 27,820,148
523,276 Voya Financial, Inc. 38,178,217
533,632 Western Alliance Bancorp 35,107,649
648,709 Zions Bancorp NA 28,458,864
Total 338,636,668
Health Care (10.9%)
185,684 Align Technology, Inc.
a
50,877,416
347,604 Bio-Techne Corporation 26,821,125
675,121 Centene Corporation
a
50,100,729
138,177 Charles River Laboratories
International, Inc.
a
32,665,043
495,528 Edwards Lifesciences Corporation
a
37,784,010
245,892 Masimo Corporation
a
28,821,001
264,808 Sarepta Therapeutics, Inc.
a
25,535,436
Total 252,604,760
Industrials (20.6%)
487,225 Advanced Drainage Systems, Inc. 68,523,324
90,460 Axon Enterprise, Inc.
a
23,368,532
646,730 Fastenal Company 41,888,702
1,072,826 Howmet Aerospace, Inc. 58,061,343
153,006 Lincoln Electric Holdings, Inc. 33,272,685
174,180 Old Dominion Freight Line, Inc. 70,600,379
210,725 Quanta Services, Inc. 45,474,455
609,884 Timken Company 48,882,203
155,053 United Rentals, Inc. 88,910,491
Total 478,982,114
Information Technology (12.0%)
112,070 ANSYS, Inc.
a
40,667,961
674,603 Ciena Corporation
a
30,363,881
1,584,379 Dropbox, Inc.
a
46,707,493
Shares Common Stock (97.3%) Value
Information Technology (12.0%) - continued
222,290 Enphase Energy, Inc.
a
$ 29,373,401
188,367 NICE, Ltd. ADR
a,b
37,581,100
340,413 ON Semiconductor Corporation
a
28,434,698
767,832 Trimble, Inc.
a
40,848,662
577,066 Wolfspeed, Inc.
a
25,108,142
Total 279,085,338
Materials (6.5%)
917,074 Ball Corporation 52,750,096
190,847 PPG Industries, Inc. 28,541,169
587,441 Steel Dynamics, Inc. 69,376,782
Total 150,668,047
Real Estate (5.1%)
333,122 Alexandria Real Estate Equities,
Inc. 42,229,876
150,635 Extra Space Storage, Inc. 24,151,310
206,250 SBA Communications Corporation 52,323,562
Total 118,704,748
Utilities (5.0%)
773,269 Alliant Energy Corporation 39,668,700
1,335,580 CenterPoint Energy, Inc. 38,157,521
1,472,675 NiSource, Inc. 39,099,521
Total 116,925,742
Total Common Stock
(cost $1,593,369,431) 2,261,379,698
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
4,084,475 Thrivent Cash Management Trust 4,084,475
Total Collateral Held for
Securities Loaned
(cost $4,084,475) 4,084,475
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
5,508,743 5.730% 55,087,434
Total Short-Term Investments
(cost $55,069,073) 55,087,434
Total Investments (cost
$1,652,522,979) 99.9% $2,320,551,607
Other Assets and Liabilities, Net
0.1% 2,899,943
Total Net Assets 100.0% $2,323,451,550
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 3,970,249
Total lending $3,970,249
Gross amount payable upon return of
collateral for securities loaned $4,084,475
Net amounts due to counterparty $114,226
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 724,780,142
Gross unrealized depreciation (57,323,246)
Net unrealized appreciation (depreciation) $ 667,456,896
Cost for federal income tax purposes $ 1,653,094,711
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 322,820,925 322,820,925 – –
Consumer Staples 89,168,022 89,168,022 – –
Energy 113,783,334 113,783,334 – –
Financials 338,636,668 338,636,668 – –
Health Care 252,604,760 252,604,760 – –
Industrials 478,982,114 478,982,114 – –
Information Technology 279,085,338 279,085,338 – –
Materials 150,668,047 150,668,047 – –
Real Estate 118,704,748 118,704,748 – –
Utilities 116,925,742 116,925,742 – –
Subtotal Investments in Securities $2,261,379,698 $2,261,379,698 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 55,087,434
Collateral Held for Securities Loaned 4,084,475
Subtotal Other Investments $59,171,909
Total Investments at Value $2,320,551,607
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $55,489 $249,194 $249,596 $55,087 5,509 2.4%
Total Affiliated Short-Term Investments 55,489 55,087 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 113,073 108,989 4,084 4,084 0.2
Total Collateral Held for Securities Loaned – 4,084 0.2
Total Value $55,489 $59,171
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $1 ($1) $ – $2,470
Total Income/Non Cash Income from Affiliated
Investments $2,470
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 57
Total Affiliated Income from Securities Loaned, Net $57
Total Value $1 ($1) $ –

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Communications Services (2.5%)
52,322 Imax Corporation
a
$ 785,876
48,120 Warner Brothers Discovery, Inc.
a
547,606
Total 1,333,482
Consumer Discretionary (10.4%)
4,052 Aptiv plc
a
363,545
10,252 Cedar Fair, LP 408,030
17,957 Cheesecake Factory, Inc. 628,675
5,930 D.R. Horton, Inc. 901,241
15,753 eBay, Inc. 687,146
5,993 Lear Corporation 846,271
13,152 PUMA SE 731,638
17,046 Six Flags Entertainment
Corporation 427,514
11,959 Tapestry, Inc. 440,211
Total 5,434,271
Consumer Staples (8.1%)
5,944 Dollar Tree, Inc.
a
844,345
7,274 J.M. Smucker Company 919,288
6,657 Lamb Weston Holdings, Inc. 719,555
6,733 Reckitt Benckiser Group plc 464,600
9,003 Sysco Corporation 658,389
13,690 US Foods Holding Corporation
a
621,663
Total 4,227,840
Energy (7.4%)
9,987 Chesapeake Energy Corporation 768,400
30,562 Coterra Energy, Inc. 779,942
24,065 Enterprise Products Partners, LP 634,113
16,351 Helmerich & Payne, Inc. 592,233
3,134 Marathon Petroleum Corporation 464,960
13,090 Noble Corporation plc 630,415
Total 3,870,063
Financials (19.0%)
8,390 Allstate Corporation 1,174,432
7,351 Capital One Financial Corporation 963,863
28,731 Carlyle Group, Inc. 1,169,064
3,653 Cboe Global Markets, Inc. 652,280
11,375 Comerica, Inc. 634,839
16,521 Equitable Holdings, Inc. 550,149
5,958 M&T Bank Corporation 816,723
3,297 Raymond James Financial, Inc. 367,616
5,941 Selective Insurance Group, Inc. 591,011
10,996 Synovus Financial Corporation 413,999
13,959 Texas Capital Bancshares, Inc.
a
902,170
11,478 Voya Financial, Inc. 837,435
9,443 Wintrust Financial Corporation 875,838
Total 9,949,419
Health Care (7.6%)
31,448 Avantor, Inc.
a
717,958
19,677 Baxter International, Inc. 760,713
6,242 Cardinal Health, Inc. 629,194
4,733 Laboratory Corporation of America
Holdings 1,075,763
5,201 Universal Health Services, Inc. 792,840
Total 3,976,468
Industrials (18.2%)
6,100 AGCO Corporation 740,601
Shares Common Stock (99.5%) Value
Industrials (18.2%) - continued
28,407 Barnes Group, Inc. $ 926,921
3,770 Booz Allen Hamilton Holding
Corporation 482,221
1,831 Carlisle Companies, Inc. 572,059
34,397 Flowserve Corporation 1,417,844
4,166 General Dynamics Corporation 1,081,785
11,293 Hexcel Corporation 832,859
4,222 JB Hunt Transport Services, Inc. 843,302
22,785 Sensata Technologies Holding plc 856,033
23,547 Southwest Airlines Company 680,037
24,955 Werner Enterprises, Inc. 1,057,343
Total 9,491,005
Information Technology (7.5%)
7,566 CommVault Systems, Inc.
a
604,145
4,628 Jabil, Inc. 589,607
32,003 Knowles Corporation
a
573,174
10,659 MKS Instruments, Inc. 1,096,491
2,541 PTC, Inc.
a
444,573
11,350 Western Digital Corporation
a
594,400
Total 3,902,390
Materials (7.9%)
18,198 Alcoa Corporation 618,732
17,596 Axalta Coating Systems, Ltd.
a
597,736
15,263 Berry Plastics Group, Inc. 1,028,574
7,142 Celanese Corporation 1,109,652
9,994 CF Industries Holdings, Inc. 794,523
Total 4,149,217
Real Estate (5.6%)
2,725 AvalonBay Communities, Inc. 510,174
4,390 CBRE Group, Inc.
a
408,665
54,910 Healthcare Realty Trust, Inc. 946,099
22,510 Host Hotels & Resorts, Inc. 438,270
4,246 Simon Property Group, Inc. 605,650
Total 2,908,858
Utilities (5.3%)
10,435 Alliant Energy Corporation 535,315
6,436 Constellation Energy Corporation 752,304
6,072 DTE Energy Company 669,499
30,774 NiSource, Inc. 817,050
Total 2,774,168
Total Common Stock
(cost $45,361,294) 52,017,181
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
15,649 5.730% 156,490
Total Short-Term Investments
(cost $156,490) 156,490
Total Investments (cost
$45,517,784) 99.8% $52,173,671
Other Assets and Liabilities, Net
0.2% 99,672
Total Net Assets 100.0% $52,273,343
a Non-income producing security.

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 8,283,622
Gross unrealized depreciation (1,925,780)
Net unrealized appreciation (depreciation) $ 6,357,842
Cost for federal income tax purposes $ 45,815,829
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,333,482 1,333,482 – –
Consumer Discretionary 5,434,271 4,702,633 731,638 –
Consumer Staples 4,227,840 3,763,240 464,600 –
Energy 3,870,063 3,870,063 – –
Financials 9,949,419 9,949,419 – –
Health Care 3,976,468 3,976,468 – –
Industrials 9,491,005 9,491,005 – –
Information Technology 3,902,390 3,902,390 – –
Materials 4,149,217 4,149,217 – –
Real Estate 2,908,858 2,908,858 – –
Utilities 2,774,168 2,774,168 – –
Subtotal Investments in Securities $52,017,181 $50,820,943 $1,196,238 $–
Other Investments  * Total
Affiliated Short-Term Investments 156,490
Subtotal Other Investments $ 156,490
Total Investments at Value $52,173,671
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $1,619 $18,748 $20,211 $156 16 0.3%
Total Affiliated Short-Term Investments 1,619 156 0.3
Total Value $1,619 $156
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $43
Total Income/Non Cash Income from Affiliated
Investments $43
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 399,900
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 359,510
Total 359,510
Total Bank Loans
(cost $394,039) 359,510
Shares
Registered Investment
Companies ( 41.2% ) Value
U.S. Affiliated  (40.6%)
21,205,446 Thrivent Core Emerging Markets
Debt Fund 169,431,512
6,062,923 Thrivent Core Emerging Markets
Equity Fund 52,868,688
6,430,907 Thrivent Core Low Volatility Equity
Fund 66,109,728
11,825,409 Thrivent Core Mid Cap Value Fund 125,467,588
14,392,681 Thrivent Core Small Cap Value
Fund 143,063,246
37,945,041 Thrivent Global Stock Portfolio 521,008,184
27,211,833 Thrivent High Yield Portfolio 113,378,101
40,729,032 Thrivent Income Portfolio 360,810,346
30,984,040 Thrivent International Allocation
Portfolio 293,868,123
5,034,407 Thrivent International Index
Portfolio 66,933,949
46,029,861 Thrivent Large Cap Value Portfolio 1,011,648,885
20,716,426 Thrivent Limited Maturity Bond
Portfolio 199,144,930
24,713,806 Thrivent Mid Cap Stock Portfolio 485,984,633
9,521,736 Thrivent Small Cap Stock Portfolio 169,215,528
Total 3,778,933,441
U.S. Unaffiliated  (0.6%)
25,884 Communication Services Select
Sector SPDR Fund 1,880,731
18,439 Industrial Select Sector SPDR
Fund 2,101,862
11,405 Invesco QQQ Trust Series 1
c
4,670,576
1,251 iShares Russell 2000 Index Fund 251,088
5,611 SPDR Bloomberg High Yield Bond
ETF
c
531,530
90,001 SPDR S&P 500 ETF Trust 42,778,375
12,944 SPDR S&P Biotech ETF 1,155,770
3,974 SPDR S&P Oil & Gas Exploration
ETF 544,080
Total 53,914,012
Total Registered Investment
Companies (cost $3,209,919,879) 3,832,847,453
Shares Common Stock ( 26.4% ) Value
Communications Services (2.1%)
80,167 Alphabet, Inc., Class A
d
11,198,528
569,212 Alphabet, Inc., Class C
d
80,219,047
80,690 Altice USA, Inc.
d
262,243
27,709 AMC Networks, Inc.
d
520,652
11,053 Bumble, Inc.
d
162,921
85 Cable One, Inc. 47,310
183,727 Cargurus, Inc.
d
4,438,844
95,463 Comcast Corporation 4,186,053
Shares Common Stock (26.4%) Value
Communications Services (2.1%) - continued
30,555 Electronic Arts, Inc. $ 4,180,230
26,800 Emerald Holding, Inc.
c,d
160,264
10,689 Entravision Communications
Corporation 44,573
6,890 Frontier Communications Parent,
Inc.
d
174,593
58,141 iHeartMedia, Inc.
d
155,236
17,839 Imax Corporation
d
267,942
144,985 Integral Ad Science Holding
Corporation
d
2,086,334
7,594 Interpublic Group of Companies,
Inc. 247,868
42,554 Liberty Global, Ltd., Class A
d
756,185
24,830 Liberty Global, Ltd., Class C
d
462,831
30,216 Liberty Latin America, Ltd., Class
A
d
220,879
5,776 Live Nation Entertainment, Inc.
d
540,634
307,371 Lumen Technologies, Inc.
d
562,489
4,312 Match Group, Inc.
d
157,388
146,621 Meta Platforms, Inc.
d
51,897,969
11,525 Netflix, Inc.
d
5,611,292
1,410 Omnicom Group, Inc. 121,979
39,283 Pinterest, Inc.
d
1,455,042
21,102 Playtika Holding Corporation
d
184,009
158,492 QuinStreet, Inc.
d
2,031,867
1,653 Roku, Inc.
d
151,514
10,413 Sinclair, Inc. 135,681
9,232 TechTarget, Inc.
d
321,828
21,301 Telephone and Data Systems, Inc. 390,873
44,290 Trade Desk, Inc.
d
3,187,108
328,093 Verizon Communications, Inc. 12,369,106
120,289 Warner Brothers Discovery, Inc.
d
1,368,889
11,378 Windstream Services, LLC
d
105,247
740 Yelp, Inc.
d
35,032
33,778 Ziff Davis, Inc.
d
2,269,544
Total 192,690,024
Consumer Discretionary (3.3%)
21,559 2U, Inc.
d
26,518
561 Adient plc
d
20,398
8,696 Airbnb, Inc.
d
1,183,873
626,530 Amazon.com, Inc.
d
95,194,968
4,111 American Axle & Manufacturing
Holdings, Inc.
d
36,218
55,853 American Eagle Outfitters, Inc. 1,181,849
78,737 Aptiv plc
d
7,064,284
23,626 Autoliv, Inc. 2,603,349
155 AutoNation, Inc.
d
23,278
6,244 Beazer Homes USA, Inc.
d
210,985
3,014 Best Buy Company, Inc. 235,936
2,215 Booking Holdings, Inc.
d
7,857,092
29,966 Boot Barn Holdings, Inc.
d
2,300,190
2,509 Brunswick Corporation 242,746
13,395 Buckle, Inc. 636,530
2,752 Chegg, Inc.
d
31,263
1,909 Chipotle Mexican Grill, Inc.
d
4,365,807
199,333 Clarus Corporation 1,374,401
25,323 Columbia Sportswear Company 2,014,191
9,674 Container Store Group, Inc.
d
22,057
12,169 Cooper-Standard Holdings, Inc.
d
237,782
2,816 Crocs, Inc.
d
263,043
7,249 Culp, Inc.
d
41,972
14,218 D.R. Horton, Inc. 2,160,852
54,127 Dana, Inc. 790,795
3,959 Darden Restaurants, Inc. 650,464

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Consumer Discretionary (3.3%) - continued
4,343 Deckers Outdoor Corporation
d
$ 2,902,991
20,792 Domino's Pizza, Inc. 8,571,086
2,336 DoorDash, Inc.
d
231,007
237 Dorman Products, Inc.
d
19,768
8,324 eBay, Inc. 363,093
2,409 El Pollo Loco Holdings, Inc.
d
21,247
7,393 Etsy, Inc.
d
599,203
48,183 Everi Holdings, Inc.
d
543,022
58,930 Expedia Group, Inc.
d
8,944,985
27,463 Five Below, Inc.
d
5,854,013
356 Fox Factory Holding Corporation
d
24,023
48,368 Gap, Inc. 1,011,375
71,010 Gentex Corporation 2,319,187
2,650 Genuine Parts Company 367,025
31,724 Goodyear Tire & Rubber
Company
d
454,288
11,164 Grand Canyon Education, Inc.
d
1,474,095
10,019 Green Brick Partners, Inc.
d
520,387
27,936 Harley-Davidson, Inc. 1,029,162
31,093 Hilton Worldwide Holdings, Inc. 5,661,724
93,915 Home Depot, Inc. 32,546,243
3,637 KB Home 227,167
56,223 Laureate Education, Inc. 770,817
7,884 La-Z-Boy, Inc. 291,077
9,223 Lear Corporation 1,302,380
2,484 Lennar Corporation 370,215
7,962 LKQ Corporation 380,504
15,391 Lowe's Companies, Inc. 3,425,267
6,238 Lululemon Athletica, Inc.
d
3,189,427
5,178 M/I Homes, Inc.
d
713,218
153 Marriott Vacations Worldwide
Corporation 12,988
64,436 McDonald's Corporation 19,105,918
14,079 Meritage Homes Corporation 2,452,562
1,882 MGM Resorts International
d
84,088
45,395 Mobileye Global, Inc.
d
1,966,511
42,459 Modine Manufacturing Company
d
2,534,802
17,460 Mohawk Industries, Inc.
d
1,807,110
18,954 Nordstrom, Inc. 349,701
533 NVR, Inc.
d
3,731,240
2,505 Papa John's International, Inc. 190,956
11,708 Polaris, Inc. 1,109,567
7,553 Pool Corporation 3,011,457
152,167 Qurate Retail, Inc.
d
133,222
6,364 Ross Stores, Inc. 880,714
22,627 SeaWorld Entertainment, Inc.
d
1,195,384
918 Shake Shack, Inc.
d
68,042
3,957 SharkNinja, Inc. 202,480
33,299 Skyline Champion Corporation
d
2,472,784
22,767 Sony Group Corporation ADR 2,155,807
113,372 Stoneridge, Inc.
d
2,218,690
1,909 Taylor Morrison Home Corporation
d
101,845
148,882 Tesla, Inc.
d
36,994,199
161,111 ThredUp, Inc.
d
362,500
1,353 TopBuild Corporation
d
506,374
35,133 Travel + Leisure Company 1,373,349
21 Ulta Beauty, Inc.
d
10,290
14,609 Upbound Group, Inc. 496,268
17,517 Urban Outfitters, Inc.
d
625,182
245 Vail Resorts, Inc. 52,300
234 Visteon Corporation
d
29,227
21,447 Wendy's Company 417,788
7,599 Wingstop, Inc. 1,949,751
30,625 Wyndham Hotels & Resorts, Inc. 2,462,556
Shares Common Stock (26.4%) Value
Consumer Discretionary (3.3%) - continued
1,170 XPEL, Inc.
d
$ 63,005
Total 306,027,494
Consumer Staples (1.1%)
80,691 Altria Group, Inc. 3,255,075
5,886 Archer-Daniels-Midland Company 425,087
13,683 BellRing Brands, Inc.
d
758,449
154,672 BJ's Wholesale Club Holdings,
Inc.
d
10,310,436
10,359 Casey's General Stores, Inc. 2,846,032
90,011 Celsius Holdings, Inc.
d
4,907,400
178,696 Coca-Cola Company 10,530,555
9,316 Constellation Brands, Inc. 2,252,143
146,003 Coty, Inc.
d
1,813,357
2,128 Darling Ingredients, Inc.
d
106,060
29,966 e.l.f. Beauty, Inc.
d
4,325,292
27,122 Flowers Foods, Inc. 610,516
3,025 Hain Celestial Group, Inc.
d
33,124
420 Hershey Company 78,305
13,146 J & J Snack Foods Corporation 2,197,222
2,587 John B. Sanfilippo & Son, Inc. 266,565
84,334 Kenvue, Inc. 1,815,711
40,628 Kimberly-Clark Corporation 4,936,708
6,495 Kroger Company 296,886
24,384 Lamb Weston Holdings, Inc. 2,635,667
22,570 Lancaster Colony Corporation 3,755,422
380 McCormick & Company, Inc. 26,000
60,331 Mondelez International, Inc. 4,369,774
1,575 PepsiCo, Inc. 267,498
36,858 Philip Morris International, Inc. 3,467,601
7,947 Pilgrim's Pride Corporation
d
219,814
1,628 PriceSmart, Inc. 123,370
27,430 Procter & Gamble Company 4,019,592
4,176 SpartanNash Company 95,839
34,617 Sysco Corporation 2,531,541
86,719 Turning Point Brands, Inc. 2,282,444
3,955 Tyson Foods, Inc. 212,581
183,570 US Foods Holding Corporation
d
8,335,914
98,531 Walmart, Inc. 15,533,412
Total 99,641,392
Energy (0.9%)
15,034 APA Corporation 539,420
12,380 Baker Hughes Company 423,148
4,951 Cactus, Inc. 224,775
6,432 California Resources Corporation 351,702
7,209 ChampionX Corporation 210,575
837 Cheniere Energy, Inc. 142,884
6,641 Chesapeake Energy Corporation 510,958
4,460 Chevron Corporation 665,254
631 Civitas Resources, Inc. 43,148
29,294 ConocoPhillips 3,400,155
49,796 Coterra Energy, Inc. 1,270,794
11,177 CVR Energy, Inc. 338,663
53,222 Devon Energy Corporation 2,410,957
88,021 Enterprise Products Partners, LP 2,319,353
51,923 EOG Resources, Inc. 6,280,087
12,926 Expro Group Holdings NV
d
205,782
82,283 Exxon Mobil Corporation 8,226,654
6,395 Gulfport Energy Corporation
d
851,814
336,071 Halliburton Company 12,148,967
6,960 HF Sinclair Corporation 386,767
2,704 International Seaways, Inc. 122,978
53,549 Liberty Energy, Inc. 971,379

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Energy (0.9%) - continued
9,600 Magnolia Oil & Gas Corporation $ 204,384
46,893 Marathon Oil Corporation 1,132,935
12,278 Marathon Petroleum Corporation 1,821,564
65,404 Matador Resources Company 3,718,871
18,536 Murphy Oil Corporation 790,746
61,413 NOV, Inc. 1,245,456
1,538 ONEOK, Inc. 107,998
10,287 Ovintiv, Inc. 451,805
31,405 Par Pacific Holdings, Inc.
d
1,142,200
8,477 Patterson-UTI Energy, Inc. 91,552
12,611 Phillips 66 1,679,028
63,639 Pioneer Natural Resources
Company 14,311,138
99,874 ProPetro Holding Corporation
d
836,944
34,224 Schlumberger NV 1,781,017
14,676 Shell plc NVDR 965,681
35,082 SM Energy Company 1,358,375
5,526 Solaris Oilfield Infrastructure, Inc. 43,987
258,551 TechnipFMC plc 5,207,217
34,131 TETRA Technologies, Inc.
d
154,272
13,379 U.S. Silica Holdings, Inc.
d
151,316
26,778 Viper Energy, Inc. 840,294
9,379 Williams Companies, Inc. 326,671
Total 80,409,665
Financials (3.6%)
2,404 1st Source Corporation 132,100
13,702 Allstate Corporation 1,918,006
19,498 Ally Financial, Inc. 680,870
9,905 Amalgamated Financial
Corporation 266,841
5,438 Amerant Bancorp, Inc. 133,612
77,365 American Express Company 14,493,559
4,854 American Financial Group, Inc. 577,092
36,256 American International Group, Inc. 2,456,344
29,362 Ameriprise Financial, Inc. 11,152,568
2,489 Ameris Bancorp 132,041
12,235 Annaly Capital Management, Inc. 236,992
128 Apollo Global Management, Inc. 11,928
3,964 Arch Capital Group, Ltd.
d
294,406
9,959 Arthur J. Gallagher & Company 2,239,580
9,497 Artisan Partners Asset
Management, Inc. 419,577
1,876 AssetMark Financial Holdings,
Inc.
d
56,186
26,557 Associated Banc-Corp 568,054
2,634 Assurant, Inc. 443,803
6,589 Assured Guaranty, Ltd. 493,055
2,083 Atlantic Union Bankshares
Corporation 76,113
2,520 Axis Capital Holdings, Ltd. 139,532
7,014 Axos Financial, Inc.
d
382,964
21,981 Banc of California, Inc. 295,205
172,659 Bank of America Corporation 5,813,428
3,553 Bank of Hawaii Corporation
c
257,450
11,818 Bank of Marin Bancorp 260,232
5,545 Bank of N.T. Butterfield & Son, Ltd. 177,495
69,757 Bank of New York Mellon
Corporation 3,630,852
6,948 Bank OZK 346,219
7,041 BankFinancial Corporation 72,241
331 BankUnited, Inc. 10,734
7,690 Banner Corporation 411,876
2,265 BayCom Corporation 53,431
13,247 BCB Bancorp, Inc. 170,224
Shares Common Stock (26.4%) Value
Financials (3.6%) - continued
24,933 Berkshire Hathaway, Inc.
d
$ 8,892,604
14,112 Berkshire Hills Bancorp, Inc. 350,401
4,086 BlackRock, Inc. 3,317,015
8,361 Block, Inc.
d
646,723
99,261 Blue Owl Capital, Inc. 1,478,989
559 BOK Financial Corporation 47,878
13,032 Bridgewater Bancshares, Inc.
d
176,193
13,271 Brighthouse Financial, Inc.
d
702,301
14,569 BrightSpire Capital, Inc. 108,393
22,037 Brookline Bancorp, Inc. 240,424
32,432 Brown & Brown, Inc. 2,306,239
11,207 Business First Bancshares, Inc. 276,253
4,668 Byline Bancorp, Inc. 109,978
11,654 Cadence Bank 344,842
1,180 Camden National Corporation 44,403
7,170 Cantaloupe, Inc.
d
53,130
821 Capital City Bank Group, Inc. 24,162
13,907 Capital One Financial Corporation 1,823,486
34,817 Capitol Federal Financial, Inc. 224,570
80,734 Carlyle Group, Inc. 3,285,066
1,879 Cathay General Bancorp 83,747
19,955 Cboe Global Markets, Inc. 3,563,165
38,987 Central Pacific Financial
Corporation 767,264
1,214 Central Valley Community Bancorp 27,133
45,110 Charles Schwab Corporation 3,103,568
32,500 Chubb, Ltd. 7,345,000
27,165 Cincinnati Financial Corporation 2,810,491
32,792 Citigroup, Inc. 1,686,820
15,529 Citizens Financial Group, Inc. 514,631
1,086 CNA Financial Corporation 45,949
9,705 CNB Financial Corporation 219,236
31,368 Columbia Banking System, Inc. 836,898
40,412 Comerica, Inc. 2,255,394
9,316 Commerce Bancshares, Inc.
d
497,568
1,100 Community Bank System, Inc. 57,321
17,502 Community Trust Bancorp, Inc. 767,638
4,916 ConnectOne Bancorp, Inc. 112,626
9,443 CrossFirst Bankshares, Inc.
d
128,236
4,481 Cullen/Frost Bankers, Inc. 486,144
7,468 Customers Bancorp, Inc.
d
430,306
3,093 CVB Financial Corporation 62,448
13,667 Dime Community Bancshares, Inc. 368,052
12,756 Discover Financial Services 1,433,774
13,774 Eagle Bancorp, Inc. 415,148
15,240 East West Bancorp, Inc. 1,096,518
4,138 Eastern Bankshares, Inc. 58,760
19,127 Ellington Residential Mortgage
REIT 117,248
5,484 Employers Holdings, Inc. 216,070
10,243 Enova International, Inc.
d
567,052
8,746 Enterprise Financial Services
Corporation 390,509
7,093 Equity Bancshares, Inc. 240,453
1,094 EVERTEC, Inc. 44,788
75,980 F.N.B. Corporation 1,046,245
24,148 FactSet Research Systems, Inc. 11,519,803
62,352 Federated Hermes, Inc. 2,111,239
7,038 Fidelity National Information
Services, Inc. 422,773
10,712 Fifth Third Bancorp 369,457
13,776 Financial Institutions, Inc. 293,429
24,918 First Bancorp/Puerto Rico 409,901
6,217 First Bancshares, Inc. 182,345
534 First Citizens BancShares, Inc./NC 757,730

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Financials (3.6%) - continued
13,206 First Commonwealth Financial
Corporation $ 203,901
15,532 First Financial Bancorp 368,885
7,403 First Financial Bankshares, Inc. 224,311
6,376 First Financial Corporation 274,359
6,654 First Foundation, Inc. 64,411
4,070 First Hawaiian, Inc. 93,040
43,193 First Horizon Corporation 611,613
6,812 First Internet Bancorp 164,782
1,784 First Interstate BancSystem, Inc. 54,858
2,160 First Merchants Corporation 80,093
4,964 First Mid-Illinois Bancshares, Inc. 172,052
16,138 First of Long Island Corporation 213,667
16,673 Fiserv, Inc.
d
2,214,841
1,004 Five Star Bancorp 26,285
2,065 FleetCor Technologies, Inc.
d
583,590
16,464 Flushing Financial Corporation 271,327
8,626 Flywire Corporation
d
199,692
30,362 Fulton Financial Corporation 499,758
36,676 Genworth Financial, Inc.
d
244,996
11,715 Glacier Bancorp, Inc. 484,064
2,349 Global Life, Inc. 285,920
25,602 Global Payments, Inc. 3,251,454
9,402 Great Southern Bancorp, Inc. 558,009
9,991 Green Dot Corporation
d
98,911
31,606 Hamilton Lane, Inc. 3,585,385
8,806 Hancock Whitney Corporation 427,883
45,864 Hanmi Financial Corporation 889,762
7,736 Hanover Insurance Group, Inc. 939,305
7,560 Hartford Financial Services Group,
Inc. 607,673
32,492 Heartland Financial USA, Inc. 1,222,024
29,798 Heritage Commerce Corporation 295,596
26,494 Heritage Financial Corporation 566,707
11,524 Home BancShares, Inc. 291,903
27,712 HomeStreet, Inc. 285,434
17,665 Hometrust Bancshares, Inc. 475,542
67,129 Hope Bancorp, Inc. 810,918
1,592 Horace Mann Educators
Corporation 52,058
21,442 Horizon Bancorp, Inc. 306,835
51,326 Houlihan Lokey, Inc. 6,154,501
23,582 Huntington Bancshares, Inc. 299,963
1,852 Independent Bank Corporation 121,880
16,170 Independent Bank Corporation/MI 420,743
162,906 Intercontinental Exchange, Inc. 20,922,018
1,990 International Bancshares
Corporation 108,097
20,254 Invesco Mortgage Capital, Inc. 179,450
26,569 Invesco, Ltd. 473,991
125,578 J.P. Morgan Chase & Company 21,360,818
1,589 Jack Henry & Associates, Inc. 259,658
52,402 Janus Henderson Group plc 1,579,920
307,862 KeyCorp 4,433,213
18,878 Kinsale Capital Group, Inc. 6,322,431
4,382 KKR & Company, Inc. 363,049
19,894 Lazard, Ltd. 692,311
12,700 M&T Bank Corporation 1,740,916
29,876 Marsh & McLennan Companies,
Inc. 5,660,606
19,014 Mastercard, Inc. 8,109,661
4,946 Mercantile Bank Corporation 199,719
26,937 MetLife, Inc. 1,781,344
707 Metropolitan Bank Holding
Corporation
d
39,154
Shares Common Stock (26.4%) Value
Financials (3.6%) - continued
49,172 MFA Financial, Inc. $ 554,168
224,651 MGIC Investment Corporation 4,333,518
2,644 Mid Penn Bancorp, Inc. 64,196
13,919 Midland States Bancorp, Inc. 383,608
28,083 MidWestOne Financial Group, Inc. 755,713
15,149 Morgan Stanley 1,412,644
33,484 Mr. Cooper Group, Inc.
d
2,180,478
14,889 MSCI, Inc. 8,421,963
2,135 MVB Financial Corporation 48,166
95,533 Nasdaq, Inc. 5,554,289
7,506 National Bank Holdings
Corporation 279,148
21,661 Navient Corporation 403,328
5,835 NCR Atleos Corporation
d
141,732
62,447 New York Community Bancorp,
Inc. 638,833
71,185 NMI Holdings, Inc.
d
2,112,771
27,494 Northern Trust Corporation 2,319,944
9,556 Northfield Bancorp, Inc. 120,214
834 Northrim BanCorp, Inc. 47,713
18,166 Northwest Bancshares, Inc. 226,712
78,764 NU Holdings, Ltd./Cayman
Islands
d
656,104
24,541 OceanFirst Financial Corporation 426,032
5,486 OFG Bancorp 205,615
17,562 Old National Bancorp 296,622
14,743 Old Republic International
Corporation 433,444
12,133 Old Second Bancorp, Inc. 187,333
40,492 OneMain Holdings, Inc. 1,992,206
1,803 Pacific Premier Bancorp, Inc. 52,485
261,182 PayPal Holdings, Inc.
d
16,039,187
4,404 PCB Bancorp 81,166
3,524 PennyMac Financial Services, Inc. 311,416
4,236 Peoples Bancorp, Inc./OH 143,007
5,371 Pinnacle Financial Partners, Inc. 468,459
1,596 PNC Financial Services Group,
Inc. 247,141
7,808 Popular, Inc. 640,803
13,534 Premier Financial Corporation 326,169
1,336 PROG Holdings, Inc.
d
41,296
8,885 Prosperity Bancshares, Inc. 601,781
20,338 Provident Financial Services, Inc. 366,694
4,221 Prudential Financial, Inc. 437,760
38,681 Radian Group, Inc. 1,104,343
108,009 Raymond James Financial, Inc. 12,043,003
6,687 Regions Financial Corporation 129,594
97,080 Rithm Capital Corporation 1,036,814
22,838 RLI Corporation 3,040,195
8,875 S&T Bancorp, Inc. 296,602
14,068 Sandy Spring Bancorp, Inc. 383,212
889 Seacoast Banking Corporation of
Florida 25,301
53,299 SEI Investments Company 3,387,151
1,684 ServisFirst Bancshares, Inc. 112,205
9,316 Shore Bancshares, Inc. 132,753
2,731 Simmons First National
Corporation 54,183
2,044 SmartFinancial, Inc. 50,058
1,162 Southern First Bancshares, Inc.
d
43,110
5,262 SouthState Corporation 444,376
6,794 Stellar Bancorp, Inc. 189,145
7,260 Synchrony Financial 277,259
25,451 Synovus Financial Corporation 958,230
3,266 T. Rowe Price Group, Inc. 351,716

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Financials (3.6%) - continued
6,948 Territorial Bancorp, Inc. $ 77,470
4,167 Towne Bank/Portsmouth, VA 124,010
10,462 TPG, Inc. 451,645
31,086 Tradeweb Markets, Inc. 2,825,096
45,465 Triumph Financial, Inc.
d
3,645,384
3,484 Truist Financial Corporation 128,629
11,300 TrustCo Bank Corporation NY 350,865
14,330 Trustmark Corporation 399,520
30,084 Two Harbors Investment
Corporation 419,070
7,773 U.S. Bancorp 336,415
2,523 UMB Financial Corporation 210,797
8,516 United Bankshares, Inc. 319,776
5,064 United Community Banks, Inc. 148,173
13,320 Univest Financial Corporation 293,440
16,964 Unum Group 767,112
23,094 Valley National Bancorp 250,801
15,461 Veritex Holdings, Inc. 359,777
54,430 Virtu Financial, Inc. 1,102,752
4,636 Visa, Inc. 1,206,983
4,732 Voya Financial, Inc. 345,247
4,072 W.R. Berkley Corporation 287,972
13,761 WaFd, Inc. 453,563
2,694 Walker & Dunlop, Inc. 299,061
14,585 Webster Financial Corporation 740,335
148,610 Wells Fargo & Company 7,314,584
3,112 Westamerica Bancorporation 175,548
81,251 Western Alliance Bancorp 5,345,503
140,200 Western Union Company 1,671,184
248 Willis Towers Watson plc 59,818
8,824 Wintrust Financial Corporation 818,426
5,798 WSFS Financial Corporation 266,302
3,930 XP, Inc. 102,455
29,156 Zions Bancorp NA 1,279,074
Total 334,935,719
Health Care (3.4%)
77,834 Abbott Laboratories 8,567,188
14,486 ACADIA Pharmaceuticals, Inc.
d
453,557
30,785 Agilent Technologies, Inc. 4,280,039
6,428 Agios Pharmaceuticals, Inc.
d
143,152
11,788 Aldeyra Therapeutics, Inc.
d
41,376
8,478 Align Technology, Inc.
d
2,322,972
48,654 Alkermes plc
d
1,349,662
47,536 Amgen, Inc. 13,691,319
16,275 Amicus Therapeutics, Inc.
d
230,942
24,750 Amneal Pharmaceuticals, Inc.
d
150,233
7,097 Anika Therapeutics, Inc.
d
160,818
17,016 Apellis Pharmaceuticals, Inc.
d
1,018,578
9,763 Argenx SE ADR
d
3,714,138
17,636 Ascendis Pharma AS ADR
d
2,221,254
24,909 AstraZeneca plc ADR 1,677,621
2,216 Avanos Medical, Inc.
d
49,705
156,385 Avantor, Inc.
d
3,570,270
24,935 Azenta, Inc.
d
1,624,266
4,221 Baxter International, Inc. 163,184
7,246 Biogen, Inc.
d
1,875,047
384 BioMarin Pharmaceutical, Inc.
d
37,025
491 Bio-Rad Laboratories, Inc.
d
158,539
50,407 Bio-Techne Corporation 3,889,404
16,458 Bruker Corporation 1,209,334
655 Cardinal Health, Inc. 66,024
21,229 CareDx, Inc.
d
254,748
4,572 Centene Corporation
d
339,288
16,894 Certara, Inc.
d
297,165
Shares Common Stock (26.4%) Value
Health Care (3.4%) - continued
8,211 Charles River Laboratories
International, Inc.
d
$ 1,941,080
5,814 Cigna Group 1,741,002
12,635 Codexis, Inc.
d
38,537
3,954 Cooper Companies, Inc. 1,496,352
40,959 CVS Health Corporation 3,234,123
90,001 Danaher Corporation 20,820,831
18,936 Deciphera Pharmaceuticals, Inc.
d
305,438
31,510 Definitive Healthcare Corporation
d
313,209
7,437 Denali Therapeutics, Inc.
d
159,598
71,357 Dentsply Sirona, Inc. 2,539,596
31,312 Dexcom, Inc.
d
3,885,506
43,227 Dynavax Technologies
Corporation
d
604,313
34,919 Edwards Lifesciences
Corporation
d
2,662,574
248,809 Elanco Animal Health, Inc.
d
3,707,254
5,839 Elevance Health, Inc. 2,753,439
3,680 Eli Lilly & Company 2,145,146
4,083 Enanta Pharmaceuticals, Inc.
d
38,421
53,590 Enovis Corporation
d
3,002,112
35,309 Exelixis, Inc.
d
847,063
31,648 Gilead Sciences, Inc. 2,563,804
6,029 Globus Medical, Inc.
d
321,285
35,732 GoodRx Holdings, Inc.
d
239,404
64,483 Halozyme Therapeutics, Inc.
d
2,383,292
6,325 HCA Healthcare, Inc. 1,712,051
9,841 ICON plc
d
2,785,692
227 IDEXX Laboratories, Inc.
d
125,996
1,889 Illumina, Inc.
d
263,024
33,036 Immunocore Holdings plc ADR
d
2,257,020
16,950 Inspire Medical Systems, Inc.
d
3,448,139
46,537 Intuitive Surgical, Inc.
d
15,699,722
1,676 IQVIA Holding, Inc.
d
387,793
3,430 Jazz Pharmaceuticals, Inc.
d
421,890
22,910 Johnson & Johnson 3,590,913
4,995 Kodiak Sciences, Inc.
d
15,185
54,643 Laboratory Corporation of America
Holdings 12,419,807
31,354 Lantheus Holdings, Inc.
d
1,943,948
304 Ligand Pharmaceuticals, Inc.
d
21,712
4,396 LivaNova plc
d
227,449
3,155 Masimo Corporation
d
369,798
141 Medpace Holdings, Inc.
d
43,221
244,689 Medtronic plc 20,157,480
70,373 Merck & Company, Inc. 7,672,064
29,387 Molina Healthcare, Inc.
d
10,617,817
9,897 Myriad Genetics, Inc.
d
189,429
24,927 Natera, Inc.
d
1,561,427
3,861 National HealthCare Corporation 356,834
41,378 Neogen Corporation
d
832,112
165,412 Novo Nordisk AS ADR
d
17,111,871
29,242 Nuvation Bio, Inc.
d
44,155
83,829 Option Care Health, Inc.
d
2,824,199
16,824 Organon & Company 242,602
9,145 Pacira Pharmaceuticals, Inc.
d
308,552
12,667 Pediatrix Medical Group, Inc.
d
117,803
79,102 Pfizer, Inc. 2,277,347
72,592 Phreesia, Inc.
d
1,680,505
149,969 Progyny, Inc.
d
5,575,847
8,481 PTC Therapeutics, Inc.
d
233,736
3,658 Qiagen NV
d
158,867
1,912 QuidelOrtho Corporation
d
140,914
4,289 R1 RCM, Inc.
d
45,335
25,793 Repligen Corporation
d
4,637,581

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Health Care (3.4%) - continued
19,626 Rocket Pharmaceuticals, Inc.
d
$ 588,191
3,603 Royalty Pharma plc 101,208
10,861 Sarepta Therapeutics, Inc.
d
1,047,326
146,199 scPharmaceuticals, Inc.
d
916,668
8,921 Sensus Healthcare, Inc.
d
21,054
16,696 ShockWave Medical, Inc.
d
3,181,590
10,709 Stryker Corporation 3,206,917
3,036 Teleflex, Inc. 756,996
14,082 TG Therapeutics, Inc.
d
240,521
14,656 Thermo Fisher Scientific, Inc. 7,779,258
53,162 UnitedHealth Group, Inc. 27,988,198
7,521 Vanda Pharmaceuticals, Inc.
d
31,739
17,947 Veeva Systems, Inc.
d
3,455,156
27,748 Veracyte, Inc.
d
763,347
71,192 Vericel Corporation
d
2,535,147
4,666 Vertex Pharmaceuticals, Inc.
d
1,898,549
16,336 Viemed Healthcare, Inc.
d
128,238
6,782 Waters Corporation
d
2,232,838
2,140 West Pharmaceutical Services,
Inc. 753,537
7,208 Zentalis Pharmaceuticals, Inc.
d
109,201
20,812 Zimmer Biomet Holdings, Inc. 2,532,820
127,821 Zoetis, Inc. 25,228,031
Total 319,316,594
Industrials (3.0%)
11,344 A.O. Smith Corporation 935,199
1,442 Acuity Brands, Inc. 295,365
27,609 Advanced Drainage Systems, Inc. 3,882,930
21,227 AECOM 1,962,012
7,142 AGCO Corporation 867,110
16,404 Air Lease Corporation 687,984
23,256 Alight, Inc.
d
198,374
9,054 Allison Transmission Holdings, Inc. 526,490
36,039 AMETEK, Inc. 5,942,471
23,536 Armstrong World Industries, Inc. 2,314,059
57,621 ASGN, Inc.
d
5,541,412
23,527 Automatic Data Processing, Inc. 5,481,085
589 Axon Enterprise, Inc.
d
152,156
8,056 AZZ, Inc. 467,973
94,909 Badger Infrastructure Solutions,
Ltd. 2,915,924
26,821 Beacon Roofing Supply, Inc.
d
2,333,963
201 Boise Cascade Company 26,001
364 Brady Corporation 21,363
4,175 Builders FirstSource, Inc.
d
696,974
13,281 Carlisle Companies, Inc. 4,149,383
26,146 Casella Waste Systems, Inc.
d
2,234,437
42,166 Caterpillar, Inc. 12,467,221
1,895 Cimpress plc
d
151,695
160,610 CNH Industrial NV 1,956,230
695 Columbus McKinnon Corporation 27,119
47,894 Conduent Incorporated
d
174,813
5,291 CSW Industrials, Inc. 1,097,406
203,121 CSX Corporation 7,042,205
15,742 Cummins, Inc. 3,771,311
10,473 Curtiss-Wright Corporation 2,333,280
5,205 Daseke, Inc.
d
42,160
8,295 Deere & Company 3,316,922
46,600 Delta Air Lines, Inc. 1,874,718
10,157 Donaldson Company, Inc. 663,760
60 Dover Corporation 9,229
11,948 EMCOR Group, Inc. 2,573,958
448 Equifax, Inc. 110,786
200,871 ExlService Holdings, Inc.
d
6,196,870
Shares Common Stock (26.4%) Value
Industrials (3.0%) - continued
3,534 Expeditors International of
Washington, Inc. $ 449,525
239,743 Fastenal Company 15,528,154
30,610 Ferguson plc 5,909,873
55,546 First Advantage Corporation 920,397
36,020 Flowserve Corporation 1,484,744
7,072 Fluor Corporation
d
277,010
18,142 Gates Industrial Corporation plc
d
243,466
10,213 General Dynamics Corporation 2,652,010
26,057 General Electric Company 3,325,655
5,914 Gibraltar Industries, Inc.
d
467,088
300 GMS, Inc.
d
24,729
1,412 Gorman-Rupp Company 50,168
1,628 Graco, Inc. 141,245
5,023 Greenbrier Companies, Inc. 221,916
3,305 Griffon Corporation 201,440
42,793 Helios Technologies, Inc. 1,940,663
6,058 Herc Holdings, Inc. 901,976
19,366 Hillman Solutions Corporation
d
178,361
11,805 Honeywell International, Inc. 2,475,627
237,766 Howmet Aerospace, Inc. 12,867,896
1,128 Hubbell, Inc. 371,033
14,367 IDEX Corporation 3,119,219
8,042 Ingersoll Rand, Inc. 621,968
9,026 Interface, Inc. 113,908
252,975 Janus International Group, Inc.
d
3,301,324
9,205 JB Hunt Transport Services, Inc. 1,838,607
634 Johnson Controls International plc 36,544
15,579 Kennametal, Inc. 401,782
9,702 L3Harris Technologies, Inc. 2,043,435
71,922 Legalzoom.com, Inc.
d
812,719
21,473 Lincoln Electric Holdings, Inc. 4,669,519
2,519 ManpowerGroup, Inc. 200,185
33,664 Masco Corporation 2,254,815
33,037 Masterbrand, Inc.
d
490,599
6,063 Matson, Inc. 664,505
3,682 Maximus, Inc. 308,772
29,003 Middleby Corporation
d
4,268,371
5,128 Miller Industries, Inc. 216,863
1,542 Moog, Inc. 223,251
8,908 MSC Industrial Direct Company,
Inc. 902,024
2,168 MYR Group, Inc.
d
313,558
680 National Presto Industries, Inc. 54,590
26,333 Northrop Grumman Corporation 12,327,531
20,812 nVent Electric plc 1,229,781
8,120 Old Dominion Freight Line, Inc. 3,291,280
35,781 Oshkosh Corporation 3,879,018
3,384 Otis Worldwide Corporation 302,766
45,748 Owens Corning, Inc. 6,781,226
15,389 PACCAR, Inc. 1,502,736
18,521 Parker-Hannifin Corporation 8,532,625
4,310 Paycom Software, Inc. 890,963
2,290 Paylocity Holding Corporation
d
377,506
82,968 Pentair plc 6,032,603
1,133 PGT Innovations, Inc.
d
46,113
1,366 Quanta Services, Inc. 294,783
23,934 Regal Rexnord Corporation 3,542,711
4,576 Republic Services, Inc. 754,628
9,258 Resideo Technologies, Inc.
d
174,236
11,379 Saia, Inc.
d
4,986,505
10,065 Schneider National, Inc. 256,154
18,865 Simpson Manufacturing Company,
Inc. 3,734,893
14,807 SiteOne Landscape Supply, Inc.
d
2,406,137

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Industrials (3.0%) - continued
21,278 SkyWest, Inc.
d
$ 1,110,712
909 Snap-On, Inc. 262,556
4,811 Southwest Airlines Company 138,942
9,652 Standex International Corporation 1,528,684
2,602 Sterling Construction Company,
Inc.
d
228,794
3,155 Tennant Company 292,437
13,790 Terex Corporation 792,373
6,457 Textron, Inc. 519,272
1,391 Thermon Group Holdings, Inc.
d
45,305
49,644 Timken Company 3,978,967
2,509 Titan Machinery, Inc.
d
72,460
26,406 Trane Technologies plc 6,440,423
40,300 TransUnion 2,769,013
12,081 Trex Company, Inc.
d
1,000,186
298,550 Uber Technologies, Inc.
d
18,381,723
276 UniFirst Corporation/MA 50,483
93,096 United Parcel Service, Inc. 14,637,484
3,518 United Rentals, Inc. 2,017,292
13,010 Upwork, Inc.
d
193,459
334 Valmont Industries, Inc. 77,992
3,574 Veralto Corporation 293,997
17,833 Verra Mobility Corporation
d
410,694
4,593 Vertiv Holdings Company 220,602
7,563 Wabash National Corporation 193,764
4,007 Watsco, Inc. 1,716,879
70,732 WillScot Mobile Mini Holdings
Corporation
d
3,147,574
Total 284,798,144
Information Technology (7.1%)
38,834 8x8, Inc.
d
146,793
47,937 Adobe, Inc.
d
28,599,214
145,172 Advanced Micro Devices, Inc.
d
21,399,805
4,942 Alpha and Omega Semiconductor,
Ltd.
d
128,789
15,312 Amkor Technology, Inc. 509,430
75,449 Amphenol Corporation 7,479,259
727 ANSYS, Inc.
d
263,814
376,546 Apple, Inc. 72,496,401
102,498 Applied Materials, Inc. 16,611,851
32,097 Arista Networks, Inc.
d
7,559,164
15,920 Autodesk, Inc.
d
3,876,202
4,074 Broadcom, Inc. 4,547,602
128,577 Calix, Inc.
d
5,617,529
54,707 CDW Corporation 12,435,995
7,591 Ciena Corporation
d
341,671
219,432 Cisco Systems, Inc. 11,085,705
48,278 Cognex Corporation 2,015,124
308 Cognizant Technology Solutions
Corporation 23,263
6,046 Cohu, Inc.
d
213,968
32,787 CommScope Holding Company,
Inc.
d
92,459
1,777 CommVault Systems, Inc.
d
141,893
2,163 Corning, Inc. 65,863
10,333 Crane NXT Company 587,638
9,833 Credo Technology Group Holding,
Ltd.
d
191,449
6,072 CyberArk Software, Ltd.
d
1,330,072
3,923 Datadog, Inc.
d
476,174
32,744 Descartes Systems Group, Inc.
d
2,752,461
5,628 DocuSign, Inc.
d
334,585
19,964 Dolby Laboratories, Inc. 1,720,498
154,738 Dropbox, Inc.
d
4,561,676
Shares Common Stock (26.4%) Value
Information Technology (7.1%) - continued
65,716 Dynatrace Holdings, LLC
d
$ 3,594,008
2,222 Elastic NV
d
250,419
9,193 Enphase Energy, Inc.
d
1,214,763
8,107 EPAM Systems, Inc.
d
2,410,535
1,544 F5, Inc.
d
276,345
104,201 Flex, Ltd.
d
3,173,962
1,363 FormFactor, Inc.
d
56,851
206,054 Fortinet, Inc.
d
12,060,341
35 Gartner, Inc.
d
15,789
12,793 Gilat Satellite Networks, Ltd.
d
78,165
30,997 Gitlab, Inc.
d
1,951,571
140 GoDaddy, Inc.
d
14,862
140,932 Grid Dynamics Holdings, Inc.
d
1,878,624
64,072 Guidewire Software, Inc.
d
6,986,411
76,641 Hackett Group, Inc. 1,745,116
30,808 Hewlett Packard Enterprise
Company 523,120
290 HP, Inc. 8,726
6,247 HubSpot, Inc.
d
3,626,633
752 Insight Enterprises, Inc.
d
133,247
6,839 IPG Photonics Corporation
d
742,305
28,530 JFrog, Ltd.
d
987,423
62,737 Juniper Networks, Inc. 1,849,487
5,708 Keysight Technologies, Inc.
d
908,086
6,277 KLA Corporation 3,648,820
14,324 Knowles Corporation
d
256,543
29,069 Kyndryl Holdings, Inc.
d
604,054
5,297 Lam Research Corporation 4,148,928
69,696 Lattice Semiconductor
Corporation
d
4,808,327
8,535 Littelfuse, Inc. 2,283,625
28,446 LiveRamp Holding, Inc.
d
1,077,534
10,873 Marvell Technology, Inc. 655,751
932 Microchip Technology, Inc. 84,048
386,790 Microsoft Corporation 145,448,512
6,074 MKS Instruments, Inc. 624,832
8,141 Monolithic Power Systems, Inc. 5,135,180
498 Motorola Solutions, Inc. 155,919
12,746 NetApp, Inc. 1,123,687
1,221 NICE, Ltd. ADR
d
243,602
18,921 Nova, Ltd.
d
2,599,556
149,877 NVIDIA Corporation 74,222,088
2,216 ON Semiconductor Corporation
d
185,102
769 OSI Systems, Inc.
d
99,239
83,015 PagerDuty, Inc.
d
1,921,797
12,719 Palo Alto Networks, Inc.
d
3,750,579
37,627 PDF Solutions, Inc.
d
1,209,332
3,159 Plexus Corporation
d
341,583
1,850 Procore Technologies, Inc.
d
128,057
21,471 PTC, Inc.
d
3,756,566
17,480 Q2 Holdings, Inc.
d
758,807
2,864 Qorvo, Inc.
d
322,515
176,080 QUALCOMM, Inc. 25,466,450
7,528 Rapid7, Inc.
d
429,849
9,452 RingCentral, Inc.
d
320,895
95,514 Salesforce, Inc.
d
25,133,554
61,171 Samsung Electronics Company,
Ltd. 3,712,886
39,411 ServiceNow, Inc.
d
27,843,477
52,025 Shopify, Inc.
d
4,052,748
17,087 Silicon Laboratories, Inc.
d
2,260,097
5,534 Skyworks Solutions, Inc. 622,132
27,138 SolarWinds Corporation
d
338,954
7,783 Sprinklr, Inc.
d
93,707
90,604 Sprout Social, Inc.
d
5,566,710

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Information Technology (7.1%) - continued
13,280 SPS Commerce, Inc.
d
$ 2,574,195
799 Squarespace, Inc.
d
26,375
9,069 Synopsys, Inc.
d
4,669,719
38,450 TE Connectivity, Ltd. 5,402,225
726 Teledyne Technologies, Inc.
d
324,007
6,465 Tenable Holdings, Inc.
d
297,778
15,107 Teradata Corporation
d
657,306
180 Teradyne, Inc. 19,534
10,198 Texas Instruments, Inc. 1,738,351
4,992 Trimble, Inc.
d
265,574
175,115 TTM Technologies, Inc.
d
2,768,568
35,034 Tyler Technologies, Inc.
d
14,648,416
30,014 Unisys Corporation
d
168,679
8,140 Universal Display Corporation 1,556,856
15,324 Upland Software, Inc.
d
64,821
83,519 Varonis Systems, Inc.
d
3,781,740
25,468 VeriSign, Inc.
d
5,245,389
33,258 Viavi Solutions, Inc.
d
334,908
35,654 Vishay Intertechnology, Inc. 854,626
38,624 Vontier Corporation 1,334,459
29,040 Wolfspeed, Inc.
d
1,263,530
32,386 Workiva, Inc.
d
3,288,151
6,794 Xerox Holdings Corporation 124,534
28,783 Yext, Inc.
d
169,532
2,571 Zoom Video Communications,
Inc.
d
184,881
Total 659,293,332
Materials (0.6%)
1,511 Albemarle Corporation 218,309
4,965 Alcoa Corporation 168,810
2,064 AptarGroup, Inc. 255,152
53,784 Axalta Coating Systems, Ltd.
d
1,827,043
5,958 Ball Corporation 342,704
2,337 Berry Plastics Group, Inc. 157,490
2,076 Carpenter Technology Corporation 146,981
13,622 Celanese Corporation 2,116,450
27,561 CF Industries Holdings, Inc. 2,191,100
47,820 Cleveland-Cliffs, Inc.
d
976,484
9,185 Eagle Materials, Inc. 1,863,085
18,048 Eastman Chemical Company 1,621,071
55,446 Huntsman Corporation 1,393,358
9,408 Ingevity Corporation
d
444,246
10,003 Innospec, Inc. 1,232,770
18,602 Ivanhoe Mines, Ltd.
d
180,398
3,298 Kaiser Aluminum Corporation 234,785
9,362 Linde plc 3,845,067
13,938 Louisiana-Pacific Corporation 987,229
7,454 LSB Industries, Inc.
d
69,397
733 LyondellBasell Industries NV 69,694
7,109 Martin Marietta Materials, Inc. 3,546,751
40,562 Mosaic Company 1,449,280
3,220 Myers Industries, Inc. 62,951
5,564 Newmont Corporation 230,294
81,253 Nucor Corporation 14,141,272
19,009 O-I Glass, Inc.
d
311,367
10,638 Orion SA 294,992
3,219 PPG Industries, Inc. 481,401
366,060 Ranpak Holdings Corporation
d
2,130,469
898 Reliance Steel & Aluminum
Company 251,153
24,388 RPM International, Inc. 2,722,432
2,746 Ryerson Holding Corporation 95,231
10,883 Schnitzer Steel Industries, Inc. 328,231
3,817 Steel Dynamics, Inc. 450,788
Shares Common Stock (26.4%) Value
Materials (0.6%) - continued
55,559 Summit Materials, Inc.
d
$ 2,136,799
24,937 SunCoke Energy, Inc. 267,823
9,286 TimkenSteel Corporation
d
217,757
3,425 TriMas Corporation 86,755
19,441 Trinseo plc 162,721
150,154 Tronox Holdings plc 2,126,181
1,441 United States Lime & Minerals, Inc. 331,934
35,150 United States Steel Corporation 1,710,048
3,955 Vulcan Materials Company 897,825
Total 54,776,078
Real Estate (0.9%)
89,738 Agree Realty Corporation 5,649,007
2,160 Alexandria Real Estate Equities,
Inc. 273,823
40,191 Apartment Income REIT
Corporation 1,395,833
27,592 AvalonBay Communities, Inc. 5,165,774
11,716 Brixmor Property Group, Inc. 272,631
8,744 CareTrust REIT, Inc. 195,691
32,417 CBRE Group, Inc.
d
3,017,699
4,200 Centerspace 244,440
10,953 Chatham Lodging Trust 117,416
132,574 Compass, Inc.
d
498,478
28,390 CoStar Group, Inc.
d
2,481,002
50,905 CubeSmart 2,359,447
30,098 Cushman and Wakefield plc
d
325,058
20,192 DigitalBridge Group, Inc. 354,168
25,599 Douglas Elliman, Inc. 75,517
3,027 EastGroup Properties, Inc. 555,576
50,268 Elme Communities 733,913
39,450 EPR Properties 1,911,353
159,015 Equity Commonwealth 3,053,088
15,053 Equity Residential 920,642
194,040 Essential Properties Realty Trust,
Inc. 4,959,662
1,758 Essex Property Trust, Inc. 435,879
979 Extra Space Storage, Inc. 156,963
31,705 First Industrial Realty Trust, Inc. 1,669,902
11,461 FirstService Corporation 1,857,714
1,416 Forestar Group, Inc.
d
46,827
78,358 Four Corners Property Trust, Inc. 1,982,457
11,606 Getty Realty Corporation 339,127
92,395 Healthcare Realty Trust, Inc. 1,591,966
97,868 Host Hotels & Resorts, Inc. 1,905,490
6,892 Howard Hughes Holdings, Inc.
d
589,611
54,010 Independence Realty Trust, Inc. 826,353
18,499 Industrial Logistics Properties Trust 86,945
1,721 Innovative Industrial Properties,
Inc. 173,511
133,016 Invitation Homes, Inc. 4,537,176
32,600 Kennedy-Wilson Holdings, Inc. 403,588
4,152 LTC Properties, Inc. 133,362
171,049 LXP Industrial Trust 1,696,806
6,183 Mid-America Apartment
Communities, Inc. 831,366
43,979 National Storage Affiliates Trust 1,823,809
62,649 NetSTREIT Corporation 1,118,285
35,492 NNN REIT, Inc. 1,529,705
1,102 One Liberty Properties, Inc. 24,145
5,799 Peakstone Realty Trust 115,574
41,763 Pebblebrook Hotel Trust 667,373
46,274 Phillips Edison and Company, Inc. 1,688,076
7,258 Realty Income Corporation 416,754
23,148 Regency Centers Corporation 1,550,916

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.4%) Value
Real Estate (0.9%) - continued
26,035 Rexford Industrial Realty, Inc. $ 1,460,564
3,876 RMR Group, Inc. 109,419
54,968 Sabra Health Care REIT, Inc. 784,393
62,304 SBA Communications Corporation 15,805,902
83,908 Service Properties Trust 716,574
23,345 Summit Hotel Properties, Inc. 156,878
3,079 Tanger, Inc. 85,350
29,189 Terreno Realty Corporation 1,829,275
63,327 UDR, Inc. 2,424,791
4,444 Welltower, Inc. 400,715
Total 86,533,759
Utilities (0.4%)
23,531 AES Corporation 452,972
1,959 ALLETE, Inc. 119,812
5,010 Alliant Energy Corporation 257,013
38,509 American Electric Power
Company, Inc. 3,127,701
1,021 American Water Works Company,
Inc. 134,762
4,608 Artesian Resources Corporation 191,002
8,674 CenterPoint Energy, Inc. 247,816
24,786 Clearway Energy, Inc., Class A 634,026
32,582 Clearway Energy, Inc., Class C 893,724
20,496 Constellation Energy Corporation 2,395,777
21,446 Duke Energy Corporation 2,081,120
24,227 Entergy Corporation 2,451,530
160,231 Evergy, Inc. 8,364,058
2,270 NextEra Energy Partners, LP 69,031
288,902 NiSource, Inc. 7,670,348
41,572 Northwestern Energy Group, Inc. 2,115,599
6,592 OGE Energy Corporation 230,259
47,478 Portland General Electric
Company 2,057,697
23,640 Public Service Enterprise Group,
Inc. 1,445,586
2,313 Spire, Inc. 144,192
96,284 UGI Corporation 2,368,586
Total 37,452,611
Total Common Stock
(cost $1,695,328,947) 2,455,874,812
Principal
Amount Long-Term Fixed Income ( 20.8% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,f
2,221,389
720 East CLO I, Ltd.
2,500,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,e
2,514,430
825,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,e
832,003
Access Group, Inc.
146,586
5.952%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,e
144,280
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
e
1,204,912
Principal
Amount Long-Term Fixed Income (20.8%) Value
Asset-Backed Securities (0.5%) - continued
$ 4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
e
$ 4,047,106
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
e
1,574,781
Ares XL CLO, Ltd.
2,750,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,e
2,728,781
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e
1,370,039
Commonbond Student Loan Trust
158,496
5.970%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,e
154,866
Drive Auto Receivables Trust
1,500,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 1,423,587
Dryden 36 Senior Loan Fund
2,325,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,e
2,316,225
Foundation Finance Trust
1,030,081
1.270%,  5/15/2041, Ser.
2021-1A, Class A
e
921,121
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
e
2,717,931
Goodgreen
1,928,143
3.860%,  10/15/2054, Ser.
2019-1A, Class A
e
1,742,514
Home Partners of America Trust
3,175,389
2.302%,  12/17/2026, Ser.
2021-2, Class B
e
2,873,389
2,597,282
2.078%,  9/17/2041, Ser.
2021-1, Class C
e
2,136,967
Laurel Road Prime Student Loan
Trust
25,041
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
e
24,906
1,043,575
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,e
991,666
Longfellow Place CLO, Ltd.
1,286,318
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,e
1,285,694
National Collegiate Trust
715,246
5.765%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,e
693,297
Oak Street Investment
2,178,712
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
e
1,976,982
Preston Ridge Partners Mortgage
Trust, LLC
1,643,792
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,e
1,638,066
Pretium Mortgage Credit Partners,
LLC
1,231,645
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
e,f
1,207,778

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Asset-Backed Securities (0.5%) - continued
$ 870,897
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,f
$ 874,412
Renaissance Home Equity Loan
Trust
3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
f
1,166,235
Saxon Asset Securities Trust
1,204,048
3.008%,  8/25/2035, Ser.
2004-2, Class MF2
b
996,972
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
e,f
1,451,225
Vericrest Opportunity Loan
Transferee
1,208,656
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
e,f
1,168,636
873,413
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
e,f
843,422
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
e,f
944,551
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
e,f
836,124
Wind River CLO, Ltd.
1,650,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,e
1,649,909
Total 48,674,196
Basic Materials (0.2%)
Alcoa Nederland Holding BV
483,000 5.500%,  12/15/2027
e
470,746
Anglo American Capital plc
750,000 3.875%,  3/16/2029
e
703,443
ATI, Inc.
340,000 7.250%,  8/15/2030 353,733
Axalta Coating Systems Dutch
Holding B BV
297,000 7.250%,  2/15/2031
e
311,474
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
e
389,000
Chemours Company
510,000 5.750%,  11/15/2028
c,e
485,778
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 448,392
290,000 4.625%,  3/1/2029
e
268,009
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
e
723,150
EIDP, Inc.
616,000 4.500%,  5/15/2026 613,590
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
e
738,515
FMC Corporation
624,000 5.150%,  5/18/2026 623,329
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
e
433,834
944,000 4.000%,  3/27/2027
e
916,693
619,000 6.125%,  10/6/2028
e
648,471
Hecla Mining Company
220,000 7.250%,  2/15/2028 220,972
Principal
Amount Long-Term Fixed Income (20.8%) Value
Basic Materials (0.2%) - continued
Hudbay Minerals, Inc.
$ 510,000 4.500%,  4/1/2026
e
$ 493,311
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
375,000 9.000%,  7/1/2028
e
358,575
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
e
684,048
Methanex Corporation
474,000 4.250%,  12/1/2024 466,257
Mineral Resources, Ltd.
102,000 9.250%,  10/1/2028
e
108,504
Mosaic Company
588,000 5.375%,  11/15/2028 600,085
Novelis Corporation
200,000 3.250%,  11/15/2026
e
188,280
290,000 4.750%,  1/30/2030
e
272,730
200,000 3.875%,  8/15/2031
e
176,247
Nutrien, Ltd.
308,000 4.900%,  3/27/2028 310,773
OCI NV
353,000 4.625%,  10/15/2025
e
343,833
Olin Corporation
765,000 5.125%,  9/15/2027 741,695
SCIL IV, LLC/SCIL USA Holdings,
LLC
521,000 5.375%,  11/1/2026
e
500,125
SNF Group SACA
508,000 3.375%,  3/15/2030
e
436,508
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
e
489,283
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
c,e
346,858
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
e
334,334
United States Steel Corporation
538,000 6.875%,  3/1/2029 550,406
Total 15,750,981
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
e
449,342
AECOM
860,000 5.125%,  3/15/2027 853,807
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
e
567,958
ARD Finance SA
144,000 6.500%,  6/30/2027
e
67,274
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
c,e
388,432
200,000 5.250%,  8/15/2027
c,e
155,373
Boeing Company
1,280,000 5.930%,  5/1/2060 1,325,427
712,000 5.040%,  5/1/2027 718,215
1,475,000 5.705%,  5/1/2040 1,525,053
Bombardier, Inc.
39,000 7.125%,  6/15/2026
e
38,818
549,000 7.875%,  4/15/2027
e
549,097
435,000 6.000%,  2/15/2028
e
423,810

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Capital Goods (0.4%) - continued
Brand Industrial Services, Inc.
$ 164,000 10.375%,  8/1/2030
e
$ 173,435
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
e
318,664
Canpack SA/Canpack US, LLC
700,000 3.125%,  11/1/2025
e
663,262
Carrier Global Corporation
880,000 2.700%,  2/15/2031 768,810
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
e
529,940
Clean Harbors, Inc.
674,000 6.375%,  2/1/2031
e
684,821
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
e
66,883
136,000 8.750%,  4/15/2030
c,e
126,802
CNH Industrial NV
484,000 3.850%,  11/15/2027 466,245
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
c,e
285,360
Covanta Holding Corporation
276,000 4.875%,  12/1/2029
e
241,138
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
e
404,796
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 455,700
Emerald Debt Merger Sub, LLC
510,000 6.625%,  12/15/2030
e
520,899
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
e
383,623
674,000 3.500%,  9/1/2028
e
622,817
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
e
786,558
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
e
473,912
Howmet Aerospace, Inc.
1,107,000 3.000%,  1/15/2029 1,011,521
923,000 5.950%,  2/1/2037 963,451
Ingersoll Rand, Inc.
151,000 5.700%,  8/14/2033 159,758
John Deere Capital Corporation
504,000 4.950%,  7/14/2028 516,703
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 538,211
374,000 6.150%,  9/1/2036 423,747
Mauser Packaging Solutions
Holding Company
269,000 9.250%,  4/15/2027
c,e
264,038
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
e
241,605
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
e
260,546
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
e
485,410
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
e
628,627
Nordson Corporation
615,000 5.600%,  9/15/2028 637,627
Principal
Amount Long-Term Fixed Income (20.8%) Value
Capital Goods (0.4%) - continued
Northrop Grumman Corporation
$ 1,225,000 3.850%,  4/15/2045 $ 1,028,942
OI European Group BV
551,000 4.750%,  2/15/2030
e
515,300
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
e
272,034
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
e
369,284
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,542,114
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
e
527,113
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026
e
778,511
Republic Services, Inc.
637,000 2.900%,  7/1/2026 611,496
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
e
357,216
Rolls-Royce plc
247,000 5.750%,  10/15/2027
e
247,424
RTX Corporation
201,000 6.400%,  3/15/2054 232,694
500,000 4.125%,  11/16/2028 488,487
900,000 4.450%,  11/16/2038 827,637
Sealed Air Corporation
424,000 6.125%,  2/1/2028
e
427,652
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 192,918
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
e
496,155
Spirit AeroSystems, Inc.
337,000 9.750%,  11/15/2030
e
362,266
SRM Escrow Issuer, LLC
294,000 6.000%,  11/1/2028
e
289,466
Summit Materials, LLC/Summit
Materials Finance Corporation
134,000 7.250%,  1/15/2031
e
141,196
Textron, Inc.
1,010,000 3.375%,  3/1/2028 951,867
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
220,000 7.750%,  4/15/2026
e
221,386
Trane Technologies Financing, Ltd.
775,000 3.500%,  3/21/2026 753,167
TransDigm, Inc.
500,000 6.250%,  3/15/2026
e
499,136
878,000 5.500%,  11/15/2027 860,201
569,000 7.125%,  12/1/2031
e
596,264
Triumph Group, Inc.
434,000 9.000%,  3/15/2028
e
461,492
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 512,526
430,000 4.000%,  7/15/2030 396,071
Veralto Corporation
619,000 5.350%,  9/18/2028
e
633,362
Waste Management, Inc.
612,000 4.875%,  2/15/2034 624,266

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Capital Goods (0.4%) - continued
Waste Pro USA, Inc.
$ 255,000 5.500%,  2/15/2026
e
$ 245,438
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
e
740,034
Total 38,370,630
Collateralized Mortgage Obligations (1.0%)
Alternative Loan Trust
529,178
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 301,544
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
e,f
2,633,618
BINOM Securitization Trust
1,254,159
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,e
1,082,935
CHNGE Mortgage Trust
2,284,501
7.100%,  7/25/2058, Ser.
2023-3, Class A1
e,f
2,301,838
2,694,793
6.000%,  10/25/2057, Ser.
2022-4, Class A1
e,f
2,684,424
Citicorp Mortgage Securities, Inc.
1,475,366
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,300,650
COLT Mortgage Loan Trust
2,491,100
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,e
2,110,271
Countrywide Alternative Loan Trust
737,222
4.014%,  10/25/2035, Ser.
2005-43, Class 4A1
b
595,849
1,684,410
7.000%,  10/25/2037, Ser.
2007-24, Class A10 623,544
Countrywide Home Loans, Inc.
336,627
5.750%,  4/25/2037, Ser.
2007-3, Class A27 157,258
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,e
1,317,023
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,e
2,200,291
1,354,085
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,e
1,339,163
1,289,631
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,e
1,066,419
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
147,296
6.000%,  1/25/2024, Ser.
2006-AR5, Class 23A 78,799
Federal Home Loan Mortgage
Corporation - REMIC
3,561,209
4.000%,  1/25/2051, Ser.
5249, Class LA 3,453,166
2,459,524
4.000%,  9/25/2052, Ser.
5256, Class A 2,356,942
976,290
3.000%,  2/15/2033, Ser.
4170, Class IG
g
78,839
1,871,982
3.000%,  3/15/2033, Ser.
4180, Class PI
g
183,250
3,459,477
4.500%,  10/15/2033, Ser.
2695, Class BH 3,409,484
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,390,491
Principal
Amount Long-Term Fixed Income (20.8%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Federal National Mortgage
Association - REMIC
$ 3,619,933
4.500%,  6/25/2052, Ser.
2022-43, Class MA $ 3,535,440
2,961,710
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,859,364
3,870,819
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,964,128
1,933,082
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
66,571
7,965,462
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,986,120
3,563,979
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,510,690
Flagstar Mortgage Trust
1,460,442
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,e
1,252,991
GCAT Trust
2,031,750
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,e
1,757,527
GS Mortgage-Backed Securities
Trust
2,833,981
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,e
2,413,645
J.P. Morgan Mortgage Trust
2,848,523
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,e
2,332,672
1,847,255
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,e
1,503,124
LHOME Mortgage Trust
107,556
3.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,e
107,144
455,160
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
e,f
451,145
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
e,f
1,651,256
Mello Mortgage Capital
Acceptance
2,811,929
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,e
2,299,191
Merrill Lynch Alternative Note
Asset Trust
340,943
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 128,473
New Residential Mortgage Loan
Trust
6,188,744
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,e
5,068,000
New York Mortgage Trust
1,697,579
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
e,f
1,683,554
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,e
1,338,653
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
e,f
4,152,126
Residential Accredit Loans, Inc.
Trust
701,178
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 596,101

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
ROC Securities Trust Series
$ 2,137,678
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,e
$ 2,106,506
Sequoia Mortgage Trust
637,940
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
b
434,940
Toorak Mortgage Corporation, Ltd.
1,380,105
3.240%,  6/25/2024, Ser.
2021-1, Class A1
e
1,351,761
TRK Trust
1,982,161
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,e
1,676,246
Vericrest Opportunity Loan
Transferee
1,219,523
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
e,f
1,185,632
Verus Securitization Trust
1,120,282
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,e
947,565
2,200,000
6.259%,  12/25/2068, Ser.
2023-8, Class A1
e,f
2,215,593
650,000
6.664%,  12/25/2068, Ser.
2023-8, Class A2
e,f
654,571
Total 89,896,527
Commercial Mortgage-Backed Securities (0.7%)
BANK 2022-BNK39
39,845,899
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
1,064,770
BANK5 2023-5YR2
2,350,000
7.140%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
2,448,184
BBCMS Mortgage Trust
21,869,191
0.717%,  2/15/2055, Ser.
2022-C14, Class XA
b,g
864,087
17,951,805
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
1,374,720
18,575,687
1.824%,  10/15/2053, Ser.
2020-C8, Class XA
b,g
1,572,081
BFLD Trust
1,100,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,e
552,608
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,h
7,193,031
5,475,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,h
5,110,363
8,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
8,182,385
1,300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,h
1,231,420
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,h
7,626,074
7,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,h
6,675,554
6,500,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,h
6,531,426
Principal
Amount Long-Term Fixed Income (20.8%) Value
Commercial Mortgage-Backed Securities (0.7%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
$ 9,400,000
5.150%,  3/25/2034, Ser.
K162, Class A2
e
$ 9,905,929
MIRA Trust
2,750,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
e
2,834,355
Morgan Stanley Capital I Trust
19,749,229
1.832%,  7/15/2053, Ser.
2020-HR8, Class XA
b,g
1,773,250
SCOTT Trust
3,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
e
3,013,361
Total 67,953,598
Communications Services (0.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
e
246,557
Altice Financing SA
398,000 5.750%,  8/15/2029
e
353,189
Altice France SA/France
265,000 8.125%,  2/1/2027
e
244,285
866,000 5.500%,  10/15/2029
e
679,052
AMC Networks, Inc.
201,000 4.750%,  8/1/2025 195,736
624,000 4.250%,  2/15/2029 476,147
American Tower Corporation
500,000 3.375%,  10/15/2026 478,957
374,000 5.500%,  3/15/2028 382,264
619,000 5.800%,  11/15/2028 643,028
793,000 2.900%,  1/15/2030 705,693
412,000 5.650%,  3/15/2033 428,144
AT&T, Inc.
923,000 3.650%,  6/1/2051 695,082
1,282,000 3.500%,  9/15/2053 930,357
1,500,000 2.300%,  6/1/2027 1,392,289
825,000 4.350%,  3/1/2029
c
814,199
621,000 5.400%,  2/15/2034 640,453
1,265,000 4.900%,  8/15/2037 1,221,770
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
e
869,553
404,000 5.000%,  2/1/2028
e
386,540
634,000 6.375%,  9/1/2029
e
625,227
750,000 4.750%,  3/1/2030
e
685,324
271,000 4.250%,  2/1/2031
e
236,835
394,000 4.750%,  2/1/2032
e
347,492
425,000 4.250%,  1/15/2034
e
345,367
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
426,000 6.150%,  11/10/2026 435,512
920,000 4.200%,  3/15/2028 883,686
1,400,000 3.500%,  6/1/2041 989,530
Cimpress plc
340,000 7.000%,  6/15/2026 332,350
Clear Channel Outdoor Holdings,
Inc.
268,000 7.500%,  6/1/2029
c,e
222,834

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Communications Services (0.6%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 982,000 5.125%,  8/15/2027
c,e
$ 937,404
Comcast Corporation
923,000 5.350%,  5/15/2053 954,364
786,000 2.887%,  11/1/2051 531,691
780,000 4.250%,  10/15/2030 768,755
640,000 4.400%,  8/15/2035 617,150
1,305,000 4.750%,  3/1/2044 1,235,541
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
e
259,437
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
e
1,130,667
476,000 6.500%,  2/1/2029
e
420,118
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,848,691
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
944,000 5.875%,  8/15/2027
e
886,961
Discovery Communications, LLC
1,069,000 4.900%,  3/11/2026 1,065,921
DISH DBS Corporation
176,000 5.875%,  11/15/2024 165,046
243,000 5.250%,  12/1/2026
e
208,190
174,000 7.375%,  7/1/2028 104,013
324,000 5.750%,  12/1/2028
e
258,422
269,000 5.125%,  6/1/2029 138,640
DISH Network Corporation
244,000 11.750%,  11/15/2027
e
254,701
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
e
547,779
367,000 6.750%,  5/1/2029
c,e
328,172
127,000 8.750%,  5/15/2030
e
130,646
GCI, LLC
520,000 4.750%,  10/15/2028
e
477,094
Gray Escrow II, Inc.
718,000 5.375%,  11/15/2031
e
541,730
Gray Television, Inc.
490,000 4.750%,  10/15/2030
e
368,847
iHeartCommunications, Inc.
301,000 6.375%,  5/1/2026
c
256,626
Iliad Holding SASU
627,000 6.500%,  10/15/2026
e
625,773
Lamar Media Corporation
274,000 3.625%,  1/15/2031 243,449
LCPR Senior Secured Financing
DAC
679,000 6.750%,  10/15/2027
e
665,053
Level 3 Financing, Inc.
744,000 4.625%,  9/15/2027
e
446,400
430,000 4.250%,  7/1/2028
e
212,850
243,000 10.500%,  5/15/2030
c,e
235,633
McGraw-Hill Education, Inc.
376,000 5.750%,  8/1/2028
e
362,558
102,000 8.000%,  8/1/2029
e
94,860
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 500,731
552,000 4.800%,  5/15/2030 565,168
1,093,000 3.850%,  8/15/2032 1,039,596
Principal
Amount Long-Term Fixed Income (20.8%) Value
Communications Services (0.6%) - continued
Netflix, Inc.
$ 500,000 5.875%,  11/15/2028 $ 526,392
552,000 5.375%,  11/15/2029
e
570,282
500,000 4.875%,  6/15/2030
e
506,276
News Corporation
487,000 3.875%,  5/15/2029
e
447,782
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
e
1,066,522
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 421,902
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
e
182,757
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
e
373,451
Radiate Holdco, LLC/Radiate
Finance, Inc.
285,000 6.500%,  9/15/2028
e
139,646
Scripps Escrow II, Inc.
192,000 3.875%,  1/15/2029
e
169,811
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
e
661,706
365,000 4.000%,  7/15/2028
e
337,568
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,916,810
Take-Two Interactive Software, Inc.
620,000 4.950%,  3/28/2028 624,594
TEGNA, Inc.
530,000 4.625%,  3/15/2028 495,057
Telecom Italia Capital SA
155,000 6.000%,  9/30/2034 147,200
Telecom Italia SPA/Milano
213,000 5.303%,  5/30/2024
e
212,009
Telesat Canada/Telesat, LLC
270,000 4.875%,  6/1/2027
c,e
159,563
100,000 6.500%,  10/15/2027
e
46,745
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,120,131
1,100,000 4.375%,  4/15/2040 992,509
United States Cellular Corporation
249,000 6.700%,  12/15/2033 253,736
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
657,000 4.750%,  4/15/2028
e
566,265
Univision Communications, Inc.
253,000 6.625%,  6/1/2027
e
252,310
277,000 4.500%,  5/1/2029
e
247,154
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 605,043
2,689,000 2.650%,  11/20/2040 1,937,477
1,400,000 3.400%,  3/22/2041 1,114,458
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
e
181,622
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
e
402,923
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
e
394,419
Warnermedia Holdings, Inc.
1,077,000 5.141%,  3/15/2052 924,449
922,000 4.054%,  3/15/2029 874,785

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Communications Services (0.6%) - continued
$ 923,000 5.050%,  3/15/2042 $ 813,699
YPSO Finance BIS SA
217,000 10.500%,  5/15/2027
e
140,533
Total 56,143,715
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
e
744,962
Adient Global Holdings, Ltd.
277,000 4.875%,  8/15/2026
e
270,868
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
285,000 6.625%,  7/15/2026
e
283,503
295,000 6.000%,  6/1/2029
c,e
240,512
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
e
368,182
355,000 4.625%,  6/1/2028
e
324,422
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
c,e
242,976
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 483,454
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
c
823,314
American Honda Finance
Corporation
621,000 5.650%,  11/15/2028 649,924
619,000 5.850%,  10/4/2030 659,790
Arko Corporation
328,000 5.125%,  11/15/2029
e
283,803
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
e
284,561
181,000 4.625%,  4/1/2030
e
162,138
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
e
449,734
Boyne USA, Inc.
185,000 4.750%,  5/15/2029
e
173,973
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
435,000 6.250%,  9/15/2027
e
421,466
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
e
757,053
170,000 8.125%,  7/1/2027
e
174,267
529,000 4.625%,  10/15/2029
e
477,161
Carnival Corporation
323,000 7.625%,  3/1/2026
c,e
328,840
797,000 5.750%,  3/1/2027
e
777,421
200,000 4.000%,  8/1/2028
e
185,948
Cedar Fair, LP
399,000 5.250%,  7/15/2029
c
376,403
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
e
311,479
202,000 6.750%,  5/1/2031
e
205,017
Cinemark USA, Inc.
569,000 5.875%,  3/15/2026
e
556,915
Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Cyclical (0.6%) - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 255,000 8.500%,  5/15/2027
e
$ 255,889
503,000 6.750%,  5/15/2028
e
513,168
D.R. Horton, Inc.
333,000 2.600%,  10/15/2025 319,275
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
e
886,787
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,375,061
Ford Motor Company
784,000 3.250%,  2/12/2032 652,056
Ford Motor Credit Company, LLC
1,003,000 2.300%,  2/10/2025 964,556
333,000 4.134%,  8/4/2025 323,658
845,000 2.700%,  8/10/2026 782,629
929,000 2.900%,  2/10/2029 813,627
350,000 7.350%,  3/6/2030 376,005
780,000 7.122%,  11/7/2033 840,400
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
e
323,875
General Motors Company
810,000 6.125%,  10/1/2025 820,883
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 458,144
1,067,000 5.800%,  1/7/2029 1,091,927
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,163,354
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
c
311,793
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
c,e
438,899
Hilton Domestic Operating
Company, Inc.
638,000 4.875%,  1/15/2030 618,322
201,000 3.625%,  2/15/2032
e
175,414
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
324,000 5.000%,  6/1/2029
e
298,905
Home Depot, Inc.
505,000 5.400%,  9/15/2040 531,177
1,140,000 4.250%,  4/1/2046 1,029,839
970,000 3.900%,  6/15/2047 834,209
Hyundai Capital America
619,000 6.250%,  11/3/2025
e
628,087
1,150,000 1.800%,  1/10/2028
e
1,008,290
International Game Technology plc
600,000 5.250%,  1/15/2029
e
587,519
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
e
257,560
KB Home
450,000 4.800%,  11/15/2029 429,975
Kohl's Corporation
584,000 4.625%,  5/1/2031 458,441
L Brands, Inc.
780,000 6.625%,  10/1/2030
e
797,201
180,000 6.875%,  11/1/2035 182,256

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Cyclical (0.6%) - continued
Lennar Corporation
$ 935,000 4.750%,  5/30/2025 $ 928,858
Light & Wonder International, Inc.
610,000 7.250%,  11/15/2029
e
624,585
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 645,830
1,500,000 2.625%,  4/1/2031 1,312,558
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
c,e
460,769
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 1,006,542
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
e
365,547
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 991,285
Michaels Companies, Inc.
326,000 5.250%,  5/1/2028
c,e
257,731
NCL Corporation, Ltd.
185,000 3.625%,  12/15/2024
e
179,720
225,000 5.875%,  3/15/2026
e
219,860
442,000 5.875%,  2/15/2027
e
438,184
Nissan Motor Acceptance
Company, LLC
946,000 1.125%,  9/16/2024
e
912,438
Nissan Motor Company, Ltd.
177,000 3.522%,  9/17/2025
e
170,388
184,000 4.345%,  9/17/2027
e
176,011
229,000 4.810%,  9/17/2030
e
214,094
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
c
140,919
231,000 4.250%,  8/1/2031
c
192,187
PENN Entertainment, Inc.
495,000 4.125%,  7/1/2029
c,e
423,224
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
e
612,810
440,000 7.750%,  2/15/2029
e
428,040
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
e
850,584
376,000 6.250%,  1/15/2028
c,e
373,807
Raising Cane's Restaurants, LLC
202,000 9.375%,  5/1/2029
e
215,571
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
480,000 5.750%,  1/15/2029
c,e
373,039
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
e
849,969
341,000 9.250%,  1/15/2029
e
366,787
314,000 7.250%,  1/15/2030
e
327,935
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
e
53,890
SeaWorld Parks and
Entertainment, Inc.
307,000 5.250%,  8/15/2029
c,e
286,989
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
e
181,784
Staples, Inc.
386,000 7.500%,  4/15/2026
e
359,145
243,000 10.750%,  4/15/2027
e
177,058
Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Cyclical (0.6%) - continued
Starbucks Corporation
$ 392,000 4.750%,  2/15/2026 $ 393,509
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c,e
343,538
Tapestry, Inc.
697,000 7.350%,  11/27/2028 731,149
Target Corporation
923,000 2.950%,  1/15/2052 660,245
Tenneco, Inc.
340,000 8.000%,  11/17/2028
e
290,275
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
e
103,245
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
e
385,965
VICI Properties, LP/VICI Note
Company, Inc.
1,205,000 4.625%,  6/15/2025
e
1,183,611
616,000 5.750%,  2/1/2027
e
617,828
391,000 3.750%,  2/15/2027
e
369,086
452,000 4.125%,  8/15/2030
e
411,738
Victoria's Secret & Company
200,000 4.625%,  7/15/2029
e
167,059
Viking Cruises, Ltd.
658,000 5.875%,  9/15/2027
e
634,970
Volkswagen Group of America
Finance, LLC
792,000 4.350%,  6/8/2027
e
776,203
Wabash National Corporation
528,000 4.500%,  10/15/2028
e
476,423
Walmart, Inc.
924,000 4.500%,  9/9/2052 898,518
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
e
261,842
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
e
610,672
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
e
298,422
Total 56,299,703
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
164,000 9.000%,  1/30/2028
c,e
159,916
Abbott Laboratories
892,000 4.750%,  11/30/2036 913,649
175,000 6.000%,  4/1/2039 201,041
AbbVie, Inc.
310,000 2.950%,  11/21/2026 297,258
1,475,000 4.300%,  5/14/2036 1,412,787
463,000 4.850%,  6/15/2044 450,656
AdaptHealth, LLC
618,000 4.625%,  8/1/2029
e
476,942
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
641,000 4.625%,  1/15/2027
e
623,182
702,000 3.500%,  3/15/2029
e
637,403
Altria Group, Inc.
619,000 6.875%,  11/1/2033 681,329
Amgen, Inc.
1,000,000 4.200%,  2/22/2052 846,333

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 919,000 5.250%,  3/2/2030 $ 944,729
919,000 5.600%,  3/2/2043 949,612
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,414,000 4.700%,  2/1/2036 1,409,386
Anheuser-Busch InBev Worldwide,
Inc.
1,740,000 4.375%,  4/15/2038 1,650,084
923,000 5.550%,  1/23/2049 991,866
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 801,337
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,195,201
B&G Foods, Inc.
206,000 5.250%,  9/15/2027
c
187,142
438,000 8.000%,  9/15/2028
e
459,919
BAT Capital Corporation
308,000 7.750%,  10/19/2032 347,694
620,000 7.079%,  8/2/2043 658,339
Bausch & Lomb Escrow
Corporation
103,000 8.375%,  10/1/2028
e
108,659
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
e
172,892
408,000 4.875%,  6/1/2028
e
245,715
360,000 11.000%,  9/30/2028
e
261,713
Baxter International, Inc.
923,000 3.132%,  12/1/2051
c
634,682
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 263,958
900,000 3.700%,  6/6/2027 872,142
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
e
296,001
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,262,486
Cargill, Inc.
930,000 3.125%,  5/25/2051
e
680,561
Catalent Pharma Solutions, Inc.
341,000 3.125%,  2/15/2029
e
298,416
Central Garden & Pet Company
650,000 4.125%,  10/15/2030
c
591,199
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
e
66,186
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
e
458,991
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
e
349,354
118,000 8.000%,  12/15/2027
c,e
113,879
499,000 6.000%,  1/15/2029
e
449,165
209,000 5.250%,  5/15/2030
e
174,796
220,000 4.750%,  2/15/2031
e
172,950
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 743,591
501,000 2.875%,  5/1/2030 448,733
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
490,000 4.750%,  1/15/2029
e
467,367
340,000 6.625%,  7/15/2030
e
349,285
Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Non-Cyclical (0.7%) - continued
CVS Health Corporation
$ 1,386,000 5.625%,  2/21/2053 $ 1,404,858
693,000 5.125%,  2/21/2030 703,748
1,310,000 4.875%,  7/20/2035 1,287,138
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
e
372,875
Eli Lilly & Company
459,000 4.950%,  2/27/2063 475,447
Embecta Corporation
158,000 6.750%,  2/15/2030
e
137,460
Encompass Health Corporation
750,000 4.500%,  2/1/2028 717,569
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
e
545,442
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
c,e
271,121
General Mills, Inc.
246,000 4.950%,  3/29/2033
c
249,394
Grifols SA
476,000 4.750%,  10/15/2028
c,e
431,670
HCA, Inc.
1,059,000 3.500%,  9/1/2030 960,011
HLF Financing SARL, LLC/
Herbalife International, Inc.
901,000 4.875%,  6/1/2029
e
707,474
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
e
1,492,698
Jazz Securities DAC
275,000 4.375%,  1/15/2029
e
256,139
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
616,000 6.750%,  3/15/2034
e
649,036
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
307,000 4.375%,  2/2/2052 228,544
612,000 5.500%,  1/15/2030 601,459
845,000 3.000%,  5/15/2032 687,966
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 761,806
Kraft Heinz Foods Company
694,000 3.875%,  5/15/2027 680,690
180,000 5.200%,  7/15/2045 176,066
1,000,000 4.375%,  6/1/2046 872,789
Lamb Weston Holdings, Inc.
289,000 4.125%,  1/31/2030
e
266,438
Legacy LifePoint Health, LLC
204,000 4.375%,  2/15/2027
e
188,341
LifePoint Health, Inc.
208,000 11.000%,  10/15/2030
e
219,056
Mattel, Inc.
605,000 3.375%,  4/1/2026
e
575,334
769,000 5.450%,  11/1/2041 692,559
Medtronic, Inc.
923,000 4.375%,  3/15/2035 900,754
ModivCare Escrow Issuer, Inc.
170,000 5.000%,  10/1/2029
c,e
138,948
ModivCare, Inc.
136,000 5.875%,  11/15/2025
e
134,300

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Non-Cyclical (0.7%) - continued
Mozart Debt Merger Sub, Inc.
$ 485,000 3.875%,  4/1/2029
e
$ 438,510
328,000 5.250%,  10/1/2029
e
309,165
Newell Brands, Inc.
889,000 5.200%,  4/1/2026 876,741
Organon & Company/Organon
Foreign Debt Co-Issuer BV
473,000 4.125%,  4/30/2028
e
435,378
280,000 5.125%,  4/30/2031
e
239,357
Owens & Minor, Inc.
462,000 6.625%,  4/1/2030
c,e
441,124
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 564,574
Perrigo Finance Unlimited
Company
249,000 4.375%,  3/15/2026 240,757
284,000 3.150%,  6/15/2030 258,326
Pfizer Investment Enterprises Pte,
Ltd.
1,386,000 5.300%,  5/19/2053 1,414,945
462,000 4.750%,  5/19/2033 463,037
611,000 5.110%,  5/19/2043 608,826
Philip Morris International, Inc.
435,000 4.875%,  2/13/2026 436,521
615,000 5.125%,  11/17/2027 625,957
619,000 5.500%,  9/7/2030 641,522
923,000 5.375%,  2/15/2033 946,725
Post Holdings, Inc.
397,000 4.500%,  9/15/2031
e
355,770
Primo Water Holdings, Inc.
410,000 4.375%,  4/30/2029
e
377,771
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
204,000 9.750%,  12/1/2026
e
202,384
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 749,031
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
e
1,048,439
Scotts Miracle-Gro Company
189,000 4.500%,  10/15/2029 167,928
SEG Holding, LLC
740,000 5.625%,  10/15/2028
e
742,775
Simmons Foods, Inc.
526,000 4.625%,  3/1/2029
e
455,084
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
e
295,779
280,000 5.500%,  7/15/2030
e
271,704
367,000 3.875%,  3/15/2031
c,e
333,970
Star Parent, Inc.
342,000 9.000%,  10/1/2030
e
360,418
Sysco Corporation
935,000 6.600%,  4/1/2040 1,045,916
Takeda Pharmaceutical Company,
Ltd.
925,000 3.175%,  7/9/2050 661,459
Teleflex, Inc.
385,000 4.250%,  6/1/2028
e
364,897
Tenet Healthcare Corporation
1,340,000 5.125%,  11/1/2027 1,309,918
255,000 6.125%,  10/1/2028
c
254,278
Principal
Amount Long-Term Fixed Income (20.8%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 407,000 6.750%,  5/15/2031
e
$ 415,974
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 361,101
Thermo Fisher Scientific, Inc.
460,000 5.000%,  12/5/2026 466,906
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028 477,120
Utah Acquisition Sub, Inc.
619,000 3.950%,  6/15/2026 598,198
Viterra Finance BV
774,000 3.200%,  4/21/2031
e
667,009
Wyeth, LLC
619,000 6.500%,  2/1/2034 697,833
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,387,733
Total 66,576,516
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
e
338,402
Antero Resources Corporation
176,000 5.375%,  3/1/2030
e
168,689
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
e
561,450
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
e
350,834
Borr IHC, Ltd./Borr Finance, LLC
360,000 10.375%,  11/15/2030
e
370,800
BP Capital Markets America, Inc.
1,907,000 2.939%,  6/4/2051 1,320,936
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 458,325
Callon Petroleum Company
217,000 7.500%,  6/15/2030
c,e
218,849
Canadian Natural Resources, Ltd.
437,000 2.950%,  7/15/2030 385,272
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,353,865
Chesapeake Energy Corporation
314,000 6.750%,  4/15/2029
e
316,921
Chord Energy Corporation
253,000 6.375%,  6/1/2026
e
253,000
Civitas Resources, Inc.
153,000 8.375%,  7/1/2028
e
159,724
119,000 8.625%,  11/1/2030
e
126,226
432,000 8.750%,  7/1/2031
e
459,884
CNX Resources Corporation
196,000 6.000%,  1/15/2029
e
187,892
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
e
632,680
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
e
158,204
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
e
355,593

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Energy (0.5%) - continued
Continental Resources, Inc.
$ 1,076,000 2.268%,  11/15/2026
e
$ 990,032
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
e
357,247
Crescent Energy Finance, LLC
374,000 9.250%,  2/15/2028
e
388,051
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
e
140,096
Diamondback Energy, Inc.
619,000 3.125%,  3/24/2031 550,182
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
e
255,755
165,000 4.375%,  6/15/2031
e
148,836
Enbridge, Inc.
465,000 5.900%,  11/15/2026 477,421
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
e
265,280
Energy Transfer, LP
754,000 4.000%,  10/1/2027 725,872
970,000 4.900%,  3/15/2035 923,268
800,000 5.150%,  2/1/2043 711,435
1,100,000 6.000%,  6/15/2048 1,108,168
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 568,223
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 649,069
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
e
868,295
EQT Corporation
511,000 6.125%,  2/1/2025 513,274
923,000 3.900%,  10/1/2027 882,985
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,137,472
Ferrellgas, LP/Ferrellgas Finance
Corporation
384,000 5.375%,  4/1/2026
e
375,799
Genesis Energy LP/Genesis
Energy Finance Corporation
549,000 8.875%,  4/15/2030 567,665
Halliburton Company
807,000 4.850%,  11/15/2035 794,235
615,000 5.000%,  11/15/2045 596,855
Harvest Midstream, LP
417,000 7.500%,  9/1/2028
e
414,531
Hess Midstream Operations, LP
344,000 5.625%,  2/15/2026
e
341,482
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
e
521,476
279,000 6.250%,  4/15/2032
e
268,373
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
e
497,403
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
e
415,781
Laredo Petroleum, Inc.
575,000 7.750%,  7/31/2029
e
549,760
Principal
Amount Long-Term Fixed Income (20.8%) Value
Energy (0.5%) - continued
Magellan Midstream Partners, LP
$ 603,000 5.000%,  3/1/2026 $ 601,706
MEG Energy Corporation
441,000 5.875%,  2/1/2029
e
428,494
MPLX, LP
746,000 4.875%,  6/1/2025 741,097
1,231,000 4.950%,  9/1/2032 1,204,520
230,000 5.000%,  3/1/2033 225,307
Murphy Oil Corporation
225,000 5.875%,  12/1/2027 223,857
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
e
605,562
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,001,085
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
e
208,324
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
e
349,626
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
e
354,143
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
e
159,960
NuStar Logistics, LP
312,000 5.750%,  10/1/2025 310,030
Occidental Petroleum Corporation
1,550,000 7.875%,  9/15/2031 1,763,217
Ovintiv, Inc.
1,071,000 5.375%,  1/1/2026 1,071,020
621,000 6.250%,  7/15/2033 641,971
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 265,772
Permian Resources Operating,
LLC
501,000 7.000%,  1/15/2032
e
516,868
Phillips 66 Company
692,000 4.950%,  12/1/2027 697,813
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
e
395,375
Range Resources Corporation
273,000 4.750%,  2/15/2030
c,e
252,358
Rockcliff Energy II, LLC
361,000 5.500%,  10/15/2029
e
341,186
Rockies Express Pipeline, LLC
263,000 4.950%,  7/15/2029
e
251,474
SM Energy Company
163,000 6.625%,  1/15/2027 162,078
245,000 6.500%,  7/15/2028 245,113
Southwestern Energy Company
360,000 5.375%,  3/15/2030 351,523
235,000 4.750%,  2/1/2032 217,425
Suncor Energy, Inc.
1,117,000 7.150%,  2/1/2032 1,245,264
Sunoco, LP/Sunoco Finance
Corporation
545,000 5.875%,  3/15/2028 544,274
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
e
583,070

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Energy (0.5%) - continued
Targa Resources Corporation
$ 1,077,000 4.200%,  2/1/2033 $ 990,230
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
e
323,917
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
e
337,183
Transocean, Inc.
330,000 11.500%,  1/30/2027
e
344,850
193,800 8.750%,  2/15/2030
e
202,475
USA Compression Partners, LP/
USA Compression Finance
Corporation
456,000 6.875%,  4/1/2026 454,077
Valaris, Ltd.
339,000 8.375%,  4/30/2030
e
347,319
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
e
438,226
344,000 6.250%,  1/15/2030
e
342,139
290,000 4.125%,  8/15/2031
e
255,492
Venture Global LNG, Inc.
692,000 8.375%,  6/1/2031
e
691,642
332,000 9.875%,  2/1/2032
e
345,824
Weatherford International, Ltd.
304,000 8.625%,  4/30/2030
e
317,394
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 646,490
308,000 6.150%,  4/1/2033 319,971
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 595,368
1,015,000 7.500%,  1/15/2031 1,147,652
Total 50,241,628
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
118,000 6.000%,  8/1/2029
e
107,220
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
697,000 3.500%,  1/15/2025 681,199
692,000 6.100%,  1/15/2027 706,766
1,250,000 3.875%,  1/23/2028 1,191,224
550,000 3.400%,  10/29/2033 472,270
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,330,753
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
e
640,669
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
261,000 6.750%,  10/15/2027
e
260,077
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 993,770
1,000,000 8.000%,  11/1/2031 1,095,500
88,000 6.700%,  2/14/2033 88,104
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 824,894
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,266,446
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
e
287,669
Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
ANZ Bank New Zealand, Ltd.
$ 600,000 5.548%,  8/11/2032
b,e
$ 601,934
Ares Capital Corporation
455,000 3.250%,  7/15/2025 435,901
1,100,000 3.875%,  1/15/2026 1,056,718
550,000 2.150%,  7/15/2026 501,365
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 179,684
Associated Banc-Corp
750,000 4.250%,  1/15/2025 736,797
Australia & New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
b,e
664,734
Avolon Holdings Funding, Ltd.
541,000 5.250%,  5/15/2024
e
538,037
275,000 4.250%,  4/15/2026
e
265,599
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
e
873,580
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,154,809
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
b
1,059,661
575,000 1.734%,  7/22/2027
b
526,787
800,000 3.824%,  1/20/2028
b
768,626
537,000 5.202%,  4/25/2029
b
540,322
500,000 2.087%,  6/14/2029
b
440,659
1,500,000 2.496%,  2/13/2031
b
1,288,075
1,475,000 1.922%,  10/24/2031
b
1,197,480
923,000 2.972%,  2/4/2033
b
785,307
1,844,000 4.571%,  4/27/2033
b
1,757,667
928,000 5.872%,  9/15/2034
b
971,403
1,230,000 3.846%,  3/8/2037
b
1,079,947
Bank of Montreal
266,000 5.266%,  12/11/2026 269,657
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
b
657,496
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 307,470
Barclays plc
930,000 6.496%,  9/13/2027
b
956,131
1,290,000 4.972%,  5/16/2029
b
1,266,354
900,000 5.746%,  8/9/2033
b
910,541
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 861,995
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 884,483
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026
e
479,063
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 726,376
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
e
236,411
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,e
1,306,888
BPCE SA
1,091,000 3.500%,  10/23/2027
e
1,021,207
Bread Financial Holdings, Inc.
200,000 9.750%,  3/15/2029
e
207,335

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
$ 119,000 4.500%,  4/1/2027
e
$ 107,100
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
e
398,550
Camden Property Trust
1,012,000 3.150%,  7/1/2029 932,281
Canadian Imperial Bank of
Commerce
923,000 5.001%,  4/28/2028 928,433
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,078,395
920,000 2.636%,  3/3/2026
b
881,531
Castlelake Aviation Finance DAC
180,000 5.000%,  4/15/2027
e
168,510
Centene Corporation
1,505,000 2.625%,  8/1/2031 1,248,732
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,428,894
619,000 6.136%,  8/24/2034
b
652,473
Chubb INA Holdings, Inc.
615,000 4.350%,  11/3/2045 577,475
Citigroup, Inc.
463,000 0.981%,  5/1/2025
b
455,143
1,515,000 4.400%,  6/10/2025 1,495,402
745,000 3.200%,  10/21/2026 710,382
1,094,000 3.668%,  7/24/2028
b
1,042,614
490,000 4.125%,  7/25/2028 470,528
915,000 3.520%,  10/27/2028
b
865,374
1,308,000 4.910%,  5/24/2033
b
1,280,618
778,000 6.174%,  5/25/2034
b
805,055
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
b,e
1,246,063
Corebridge Financial, Inc.
462,000 4.350%,  4/5/2042 391,569
Credit Acceptance Corporation
468,000 9.250%,  12/15/2028
e
498,865
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,e,i
621,321
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,e,i,j
103,500
Danske Bank AS
450,000 0.976%,  9/10/2025
b,e
435,185
Deutsche Bank AG/New York, NY
686,000 6.819%,  11/20/2029
b
722,251
1,175,000 3.729%,  1/14/2032
b
984,839
Discover Bank
1,670,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,608,527
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
e
518,822
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 853,873
820,000 4.625%,  5/15/2042 760,993
Enact Holdings, Inc.
257,000 6.500%,  8/15/2025
e
256,203
EPR Properties
405,000 4.950%,  4/15/2028 383,948
Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
Fifth Third Bancorp
$ 484,000 6.339%,  7/27/2029
b
$ 503,931
First Horizon Bank
250,000 5.750%,  5/1/2030
c
235,706
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 967,131
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 554,475
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
e
665,973
Fortress Transportation and
Infrastructure Investors, LLC
346,000 6.500%,  10/1/2025
e
344,892
171,000 9.750%,  8/1/2027
e
177,840
85,000 5.500%,  5/1/2028
e
81,740
Freedom Mortgage Corporation
168,000 7.625%,  5/1/2026
e
165,807
137,000 12.000%,  10/1/2028
e
149,621
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
e
935,584
1,300,000 3.400%,  1/15/2026 1,230,155
GGAM Finance, Ltd.
338,000 7.750%,  5/15/2026
e
343,069
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
645,000 3.750%,  12/15/2027
e
538,970
goeasy, Ltd.
269,000 9.250%,  12/1/2028
e
287,284
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
b
718,134
931,000 6.484%,  10/24/2029
b
987,835
275,000 1.992%,  1/27/2032
b
222,197
2,769,000 3.102%,  2/24/2033
b
2,376,950
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 200,190
Highwoods Realty, LP
618,000 7.650%,  2/1/2034 666,700
HSBC Holdings plc
1,850,000 3.803%,  3/11/2025
b
1,842,409
1,100,000 2.999%,  3/10/2026
b
1,066,513
710,000 3.900%,  5/25/2026 691,141
900,000 5.402%,  8/11/2033
b
903,900
HUB International, Ltd.
515,000 5.625%,  12/1/2029
e
491,295
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
347,000 6.375%,  12/15/2025 340,659
383,000 5.250%,  5/15/2027 344,020
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 572,549
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 611,940
J.P. Morgan Chase & Company
850,000 1.040%,  2/4/2027
b
781,203
720,000 1.578%,  4/22/2027
b
664,433
1,230,000 2.947%,  2/24/2028
b
1,157,233
1,475,000 4.203%,  7/23/2029
b
1,433,288
900,000 2.522%,  4/22/2031
b
778,263
1,100,000 1.953%,  2/4/2032
b
894,185

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
$ 1,229,000 4.586%,  4/26/2033
b
$ 1,187,393
923,000 4.912%,  7/25/2033
b
912,598
789,000 3.882%,  7/24/2038
b
698,415
J.P. Morgan Chase Bank NA
500,000 5.110%,  12/8/2026 504,486
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
e
122,626
KeyBank NA/Cleveland, OH
651,000 5.000%,  1/26/2033 608,581
KeyCorp
450,000 3.878%,  5/23/2025
b
439,944
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 284,123
Kimco Realty OP, LLC
941,000 3.300%,  2/1/2025 920,272
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
b
942,278
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
e
379,421
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,e
1,064,218
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 896,679
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 241,477
619,000 5.400%,  9/15/2033 651,616
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
744,075
Mitsubishi UFJ Financial Group,
Inc.
922,000 5.422%,  2/22/2029
b
938,693
1,750,000 2.048%,  7/17/2030 1,472,171
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
e
331,968
Morgan Stanley
377,000 2.630%,  2/18/2026
b
364,868
600,000 2.188%,  4/28/2026
b
576,393
1,925,000 4.350%,  9/8/2026 1,889,127
1,211,000 5.050%,  1/28/2027
b
1,212,169
1,244,000 3.591%,  7/22/2028
b
1,187,577
615,000 5.164%,  4/20/2029
b
618,515
1,600,000 3.622%,  4/1/2031
b
1,473,962
615,000 5.250%,  4/21/2034
b
614,937
1,076,000 5.297%,  4/20/2037
b
1,047,053
MPT Operating Partnership, LP/
MPT Finance Corporation
467,000 4.625%,  8/1/2029
c
335,801
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 528,368
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
e
338,442
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,197,729
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
409,000 4.500%,  9/30/2028
e
344,411
Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
New York Life Global Funding
$ 925,000 4.550%,  1/28/2033
e
$ 911,675
NFP Corporation
204,000 6.875%,  8/15/2028
e
207,387
NNN REIT, Inc.
940,000 5.600%,  10/15/2033 970,362
Office Properties Income Trust
148,000 2.650%,  6/15/2026 91,728
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 687,625
875,000 3.375%,  2/1/2031 743,418
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 713,657
560,000 3.875%,  9/15/2028 495,463
Park Intermediate Holdings, LLC
546,000 4.875%,  5/15/2029
e
505,397
Pine Street Trust I
923,000 4.572%,  2/15/2029
e
877,684
PNC Financial Services Group,
Inc.
952,000 5.812%,  6/12/2026
b
957,713
307,000 6.615%,  10/20/2027
b
318,458
1,230,000 4.626%,  6/6/2033
b
1,159,818
PRA Group, Inc.
332,000 7.375%,  9/1/2025
e
329,459
274,000 8.375%,  2/1/2028
e
263,784
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
e
747,752
Prologis, LP
617,000 2.875%,  11/15/2029 560,103
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,099,578
Radian Group, Inc.
340,000 4.875%,  3/15/2027 328,646
Regency Centers, LP
1,050,000 4.125%,  3/15/2028 1,006,885
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
e
162,969
363,000 4.000%,  9/15/2029
e
326,204
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
e
398,238
Royal Bank of Canada
953,000 5.200%,  7/20/2026 963,174
769,000 5.000%,  5/2/2033
c
783,912
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
b
318,187
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
909,069
Service Properties Trust
458,000 7.500%,  9/15/2025 463,090
260,000 5.500%,  12/15/2027 238,045
185,000 8.625%,  11/15/2031
e
193,775
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 809,491
SLM Corporation
180,000 4.200%,  10/29/2025 174,600
Societe Generale SA
1,122,000 4.750%,  11/24/2025
e
1,098,785

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Financials (1.7%) - continued
Spirit Realty, LP
$ 1,250,000 2.100%,  3/15/2028 $ 1,109,947
Standard Chartered plc
1,104,000 1.822%,  11/23/2025
b,e
1,063,144
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,085,611
922,000 5.710%,  1/13/2030 957,245
850,000 1.710%,  1/12/2031 686,153
Synchrony Financial
87,000 7.250%,  2/2/2033 86,307
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,153,917
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 937,937
805,000 5.523%,  7/17/2028 828,780
Truist Financial Corporation
623,000 6.047%,  6/8/2027
b
633,973
440,000 5.125%,  12/15/2027
b,i
370,790
770,000 5.122%,  1/26/2034
b
745,593
U.S. Bancorp
616,000 5.727%,  10/21/2026
b
619,985
954,000 5.775%,  6/12/2029
b
980,096
244,000 5.836%,  6/12/2034
b
251,692
UBS Group AG
1,800,000 2.193%,  6/5/2026
b,e
1,711,770
928,000 6.246%,  9/22/2029
b,e
968,043
767,000 3.091%,  5/14/2032
b,e
653,228
UDR, Inc.
875,000 2.100%,  8/1/2032 685,695
United Wholesale Mortgage, LLC
109,000 5.500%,  11/15/2025
e
108,311
268,000 5.500%,  4/15/2029
e
253,718
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 697,672
923,000 4.750%,  5/15/2052 887,331
1,275,000 4.625%,  7/15/2035 1,281,292
Wells Fargo & Company
125,000 3.000%,  4/22/2026 119,736
1,475,000 3.000%,  10/23/2026 1,400,327
923,000 3.526%,  3/24/2028
b
880,559
1,400,000 2.393%,  6/2/2028
b
1,282,295
644,000 5.574%,  7/25/2029
b
657,568
507,000 5.389%,  4/24/2034
b
509,202
1,180,000 4.900%,  11/17/2045 1,072,490
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,217,430
XHR, LP
172,000 6.375%,  8/15/2025
e
171,564
189,000 4.875%,  6/1/2029
e
173,972
Total 158,433,614
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
e
900,349
Total 900,349
Principal
Amount Long-Term Fixed Income (20.8%) Value
Mortgage-Backed Securities (6.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 9,604,460 2.000%,  1/1/2052 $ 7,882,440
5,536,103 2.000%,  5/1/2051 4,547,819
21,385,093 2.500%,  5/1/2051 18,336,157
7,521,357 3.500%,  5/1/2052 6,901,124
9,550,507 4.000%,  5/1/2052 9,116,554
20,207,032 3.500%,  6/1/2052 18,553,495
5,226,830 5.000%,  7/1/2053 5,195,461
2,923,283 5.500%,  7/1/2053 2,954,751
6,859,202 3.500%,  8/1/2052 6,335,302
5,856,294 5.000%,  8/1/2053 5,838,591
7,472,541 5.500%,  9/1/2053 7,601,707
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,080,634 2.500%,  7/1/2030 4,815,062
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,500,000 4.500%,  1/1/2039
k
8,457,500
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,375,942 3.000%,  12/1/2036 5,004,064
5,690,934 3.000%,  8/1/2038 5,333,966
8,615,046 3.500%,  5/1/2040 8,246,507
5,409,101 2.500%,  4/1/2042 4,809,595
2,381,873 2.000%,  5/1/2042 2,050,448
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
20,982,478 3.000%,  1/1/2052 18,719,171
2,167,805 2.000%,  2/1/2051 1,782,149
1,378,971 2.000%,  2/1/2051 1,132,517
10,719,868 2.500%,  2/1/2051 9,135,298
5,877,087 2.500%,  2/1/2051 5,041,203
3,716,389 2.000%,  3/1/2051 3,048,143
28,565,481 2.000%,  3/1/2051 23,452,841
13,413,578 4.000%,  3/1/2051 12,915,195
21,647,098 3.000%,  3/1/2052 19,189,890
18,074,915 2.000%,  4/1/2051 14,828,660
12,782,883 3.000%,  4/1/2051 11,331,800
13,298,010 3.000%,  5/1/2050 11,885,092
2,574,230 2.000%,  5/1/2051 2,109,794
10,142,598 3.000%,  5/1/2051 9,132,615
8,332,799 3.000%,  6/1/2050 7,548,976
3,145,701 4.000%,  6/1/2052 2,975,483
3,916,463 5.000%,  6/1/2053 3,901,443
16,077,243 2.500%,  7/1/2051 13,832,169
5,172,697 3.500%,  7/1/2051 4,814,564
9,009,510 4.000%,  7/1/2052 8,522,016
2,211,840 2.500%,  8/1/2050 1,916,631
10,782,025 3.500%,  8/1/2050 10,059,383
19,786,360 4.500%,  8/1/2052 19,274,276
7,730,050 5.000%,  8/1/2053 7,700,404
8,162,439 2.500%,  9/1/2051 7,014,226
7,893,571 3.500%,  9/1/2052 7,279,213
6,460,717 5.000%,  9/1/2052 6,400,026
6,141,023 4.500%,  9/1/2053 5,972,394
9,618,042 4.500%,  9/1/2053 9,327,002
15,764,437 4.000%,  10/1/2052 14,972,935
2,552,378 2.000%,  11/1/2051 2,088,987

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Mortgage-Backed Securities (6.2%) - continued
$ 10,411,401 2.000%,  12/1/2050 $ 8,595,563
27,538,576 2.500%,  12/1/2051 23,568,368
16,181,045 4.500%,  12/1/2052 15,768,236
14,300,000 5.500%,  1/1/2041
k
14,360,328
30,100,000 6.000%,  1/1/2042
k
30,560,906
3,500,000 3.500%,  1/1/2049
k
3,210,703
10,000,000 4.000%,  1/1/2049
k
9,457,422
6,625,000 4.500%,  1/1/2049
k
6,421,592
28,050,000 5.000%,  1/1/2049
k
27,749,777
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,180,463 2.500%,  3/1/2062 15,847,650
5,458,140 3.500%,  7/1/2061 4,951,419
8,168,212 4.000%,  12/1/2061 7,722,376
Total 577,499,379
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 583,056
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 822,357
Apple, Inc.
1,077,000 2.650%,  2/8/2051 737,299
2,020,000 3.750%,  9/12/2047 1,724,182
AthenaHealth Group, Inc.
480,000 6.500%,  2/15/2030
c,e
435,445
Broadcom, Inc.
354,000 3.469%,  4/15/2034
e
307,982
1,231,000 3.137%,  11/15/2035
e
1,010,631
1,350,000 3.187%,  11/15/2036
e
1,093,978
600,000 4.926%,  5/15/2037
e
580,638
Cloud Software Group, Inc.
384,000 6.500%,  3/31/2029
e
365,737
134,000 9.000%,  9/30/2029
e
127,361
CommScope, Inc.
385,000 7.125%,  7/1/2028
e
182,875
Dell International, LLC/EMC
Corporation
931,000 6.020%,  6/15/2026 952,980
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 924,707
639,000 2.650%,  6/1/2030 561,772
537,000 5.600%,  3/2/2033 560,559
Gartner, Inc.
325,000 3.625%,  6/15/2029
e
293,340
605,000 3.750%,  10/1/2030
e
534,803
Global Payments, Inc.
923,000 5.300%,  8/15/2029 929,031
GTCR W-2 Merger Sub, LLC
268,000 7.500%,  1/15/2031
e
283,202
II-VI, Inc.
164,000 5.000%,  12/15/2029
c,e
155,760
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
e
539,838
750,000 5.250%,  7/15/2030
e
713,931
585,000 4.500%,  2/15/2031
e
529,728
KLA Corporation
923,000 3.300%,  3/1/2050 704,505
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 164,360
Principal
Amount Long-Term Fixed Income (20.8%) Value
Technology (0.4%) - continued
Mastercard, Inc.
$ 729,000 3.950%,  2/26/2048 $ 650,744
Microsoft Corporation
565,000 3.041%,  3/17/2062 407,616
1,231,000 2.500%,  9/15/2050
e
831,145
927,000 3.700%,  8/8/2046 811,420
NCR Voyix Corporation
516,000 5.125%,  4/15/2029
e
490,510
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 493,924
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 466,331
480,000 3.250%,  5/11/2041 365,828
Open Text Corporation
207,000 3.875%,  12/1/2029
e
185,645
675,000 4.125%,  2/15/2030
e
610,925
Oracle Corporation
615,000 6.900%,  11/9/2052 721,808
1,540,000 6.150%,  11/9/2029 1,656,659
1,815,000 3.850%,  7/15/2036 1,581,282
1,250,000 4.000%,  7/15/2046 1,001,928
PTC, Inc.
300,000 3.625%,  2/15/2025
e
293,279
270,000 4.000%,  2/15/2028
e
255,876
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
e
193,860
RingCentral, Inc.
344,000 8.500%,  8/15/2030
c,e
351,740
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 635,035
S&P Global, Inc.
155,000 5.250%,  9/15/2033
e
162,164
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
c,e
218,146
389,350 9.625%,  12/1/2032 445,222
Sensata Technologies BV
575,000 4.000%,  4/15/2029
e
534,356
Sensata Technologies, Inc.
393,000 3.750%,  2/15/2031
e
346,127
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
e
184,758
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
e
1,104,021
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 629,976
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
e
346,674
Visa, Inc.
1,284,000 2.700%,  4/15/2040 990,662
VMware, LLC
565,000 4.650%,  5/15/2027 560,165
900,000 2.200%,  8/15/2031 745,751
Total 34,093,634
Transportation (0.2%)
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
c,e
115,967

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Transportation (0.2%) - continued
American Airlines, Inc.
$ 371,000 8.500%,  5/15/2029
e
$ 391,776
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
971,667 5.500%,  4/20/2026
e
964,657
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
e
199,809
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 505,830
608,000 5.750%,  5/1/2040 661,774
625,000 4.450%,  3/15/2043 580,441
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 558,059
CSX Corporation
900,000 3.800%,  4/15/2050 733,649
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
e
1,317,875
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
e
646,590
Hawaiian Brand Intellectual
Property, Ltd.
478,000 5.750%,  1/20/2026
e
450,344
Hertz Corporation
323,000 4.625%,  12/1/2026
c,e
289,582
209,000 5.000%,  12/1/2029
e
171,444
Mileage Plus Holdings, LLC
1,077,300 6.500%,  6/20/2027
e
1,080,359
Norfolk Southern Corporation
2,152,000 4.450%,  3/1/2033 2,123,982
310,000 5.550%,  3/15/2034 327,402
Penske Truck Leasing Company,
LP/PTL Finance Corporation
930,000 5.750%,  5/24/2026
e
937,364
Rand Parent, LLC
356,000 8.500%,  2/15/2030
c,e
340,452
RXO, Inc.
413,000 7.500%,  11/15/2027
e
426,158
Southwest Airlines Company
960,000 2.625%,  2/10/2030 838,437
Spirit Loyalty Cayman, Ltd.
200,000 8.000%,  9/20/2025
e
143,834
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 827,948
United Airlines, Inc.
377,000 4.375%,  4/15/2026
e
367,351
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c,e
87,729
450,000 6.375%,  2/1/2030
c,e
314,267
Total 15,403,080
U.S. Government & Agencies (6.7%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,383,731
3,056,000 3.625%,  5/15/2053 2,825,368
2,830,000 3.000%,  8/15/2052 2,314,299
9,660,000 1.625%,  11/15/2050 5,755,247
5,800,000 4.750%,  11/15/2053 6,504,156
Principal
Amount Long-Term Fixed Income (20.8%) Value
U.S. Government & Agencies (6.7%) -
continued
$ 19,150,000 5.250%,  11/15/2028 $ 20,302,740
2,975,000 4.375%,  5/15/2040 3,089,003
44,475,000 1.375%,  11/15/2040 29,508,120
1,340,000 3.000%,  5/15/2042 1,133,556
5,750,000 3.250%,  5/15/2042 5,044,727
755,000 3.625%,  8/15/2043 694,099
68,726,000 2.500%,  5/15/2046 51,455,908
46,100,000 2.875%,  5/15/2049 36,631,492
U.S. Treasury Notes
25,885,000 2.125%,  7/31/2024 25,448,191
28,665,000 2.250%,  11/15/2024 28,023,397
19,170,000 2.125%,  11/30/2024 18,703,480
46,100,000 3.875%,  3/31/2025 45,694,824
20,800,000 5.000%,  8/31/2025 20,991,750
52,575,000 2.625%,  1/31/2026 50,921,763
2,300,000 0.500%,  2/28/2026 2,125,434
90,300,000 2.500%,  2/28/2026 87,146,554
7,285,000 2.250%,  11/15/2027 6,849,608
13,950,000 3.875%,  12/31/2027 13,927,113
1,500,000 0.750%,  1/31/2028 1,322,461
30,100,000 3.500%,  1/31/2028 29,624,984
15,300,000 3.625%,  3/31/2028 15,133,254
72,550,000 2.875%,  5/15/2028 69,568,648
21,000,000 4.375%,  8/31/2028 21,449,531
270,000 1.375%,  11/15/2031 224,163
18,200,000 4.500%,  11/15/2033 19,107,156
Total 624,904,757
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
e
1,132,884
Ameren Illinois Company
830,000 4.500%,  3/15/2049 759,504
American Electric Power
Company, Inc.
605,000 5.200%,  1/15/2029 613,147
537,000 5.625%,  3/1/2033 559,441
Appalachian Power Company
750,000 3.300%,  6/1/2027 710,696
Atmos Energy Corporation
466,000 5.900%,  11/15/2033 505,581
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,077,396
Calpine Corporation
370,000 4.500%,  2/15/2028
e
351,925
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 622,709
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 259,862
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 826,688
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 515,532
1,250,000 4.125%,  5/15/2049 1,044,152
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 331,726

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.8%) Value
Utilities (0.4%) - continued
Consumers Energy Company
$ 1,012,000 4.350%,  4/15/2049 $ 909,995
DTE Electric Company
965,000 3.700%,  3/15/2045 786,778
475,000 3.700%,  6/1/2046 381,439
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 854,631
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 673,594
Edison International
725,000 5.750%,  6/15/2027 740,299
Eversource Energy
769,000 4.750%,  5/15/2026 764,909
Exelon Corporation
585,000 4.700%,  4/15/2050 526,312
983,000 4.450%,  4/15/2046 856,357
FirstEnergy Corporation
769,000 5.100%,  7/15/2047 703,996
Georgia Power Company
523,000 4.950%,  5/17/2033 527,219
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 732,987
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
e
379,792
MidAmerican Energy Company
306,000 5.850%,  9/15/2054 338,529
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 361,600
NextEra Energy Capital Holdings,
Inc.
618,000 5.749%,  9/1/2025 623,847
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
e
704,569
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 903,838
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
e
124,537
923,000 4.450%,  6/15/2029
e
870,891
240,000 5.250%,  6/15/2029
e
232,412
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 746,655
538,000 4.550%,  7/1/2030 512,379
619,000 6.950%,  3/15/2034 679,916
PacifiCorp
624,000 5.500%,  5/15/2054 612,212
PG&E Corporation
471,000 5.000%,  7/1/2028 458,274
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 462,293
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 806,119
Public Service Enterprise Group,
Inc.
619,000 5.875%,  10/15/2028 648,601
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 799,978
Principal
Amount Long-Term Fixed Income (20.8%) Value
Utilities (0.4%) - continued
Southern California Edison
Company
$ 949,000 4.000%,  4/1/2047 $ 773,580
Southern Company
1,231,000 5.113%,  8/1/2027 1,247,595
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 525,692
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 476,932
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
e
349,573
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
e
728,560
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 767,220
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
e
866,491
787,000 5.000%,  7/31/2027
e
766,224
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 675,582
Total 35,213,650
Total Long-Term Fixed Income
(cost $2,047,952,703) 1,936,355,957
Shares Private Equity Funds ( 0.2% ) Value
Secondary (0.2%)
1 LCP X (Offshore), LP
*,d,l
23,106,828
Total 23,106,828
Total Private Equity Funds
(cost $18,000,000) 23,106,828
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
16,700,538 Thrivent Cash Management Trust 16,700,538
Total Collateral Held for
Securities Loaned
(cost $16,700,538) 16,700,538

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 12.2% ) Value
Federal Home Loan Bank Discount
Notes
8,700,000 5.260%, 1/10/2024
m,n
$ 8,684,891
100,000 5.350%, 1/12/2024
m,n
99,797
7,200,000 5.316%, 1/16/2024
m,n
7,181,244
5,300,000 5.335%, 1/17/2024
m,n
5,285,427
100,000 5.260%, 1/24/2024
m,n
99,624
700,000 5.327%, 1/31/2024
m,n
696,657
1,900,000 5.280%, 2/7/2024
m,n
1,888,875
900,000 5.250%, 2/16/2024
m,n
893,544
100,000 5.263%, 2/23/2024
m,n
99,180
2,200,000 5.233%, 3/1/2024
m,n
2,180,115
5,200,000 5.255%, 3/6/2024
m,n
5,149,268
1,000,000 5.240%, 3/12/2024
m,n
989,383
11,500,000 5.244%, 3/13/2024
m,n
11,376,255
2,700,000 5.230%, 3/20/2024
m,n
2,668,235
32,100,000 5.205%, 4/12/2024
m,n
31,620,172
Thrivent Core Short-Term Reserve
Fund
105,694,834 5.730% 1,056,948,335
U.S. Treasury Bills
2,000,000 5.312%, 1/9/2024
m
1,997,961
Total Short-Term Investments
(cost $1,137,758,149) 1,137,858,963
Total Investments (cost
$8,126,054,255) 101.0% $9,403,104,061
Other Assets and Liabilities, Net
(1.0%) (92,689,387)
Total Net Assets 100.0% $9,310,414,674
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is on loan.
d Non-income producing security.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $296,474,962 or
3.2% of total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of December 31, 2023
was $23,850,903 or 0.26% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 18,000,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 1,140,995
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 14,886,300
Common Stock 1,138,193
Total lending $16,024,493
Gross amount payable upon return of
collateral for securities loaned $16,700,538
Net amounts due to counterparty $676,045
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,533,755,593
Gross unrealized depreciation (299,830,072)
Net unrealized appreciation (depreciation) $ 1,233,925,521
Cost for federal income tax purposes $ 8,183,185,976
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 359,510 – 359,510 –
Registered Investment Companies
U.S. Affiliated 3,221,992,679 3,221,992,679 – –
U.S. Unaffiliated 53,914,012 53,914,012 – –
Common Stock
Communications Services 192,690,024 192,584,777 105,247 –
Consumer Discretionary 306,027,494 306,027,494 – –
Consumer Staples 99,641,392 99,641,392 – –
Energy 80,409,665 80,409,665 – –
Financials 334,935,719 334,935,719 – –
Health Care 319,316,594 319,316,594 – –
Industrials 284,798,144 281,882,220 2,915,924 –
Information Technology 659,293,332 655,580,446 3,712,886 –
Materials 54,776,078 54,595,680 180,398 –
Real Estate 86,533,759 86,533,759 – –
Utilities 37,452,611 37,452,611 – –
Long-Term Fixed Income
Asset-Backed Securities 48,674,196 – 48,674,196 –
Basic Materials 15,750,981 – 15,750,981 –
Capital Goods 38,370,630 – 38,370,630 –
Collateralized Mortgage Obligations 89,896,527 – 89,896,527 –
Commercial Mortgage-Backed Securities 67,953,598 – 67,953,598 –
Communications Services 56,143,715 – 56,143,715 –
Consumer Cyclical 56,299,703 – 56,299,703 –
Consumer Non-Cyclical 66,576,516 – 66,576,516 –
Energy 50,241,628 – 50,241,628 –
Financials 158,433,614 – 158,433,614 –
Foreign Government 900,349 – 900,349 –
Mortgage-Backed Securities 577,499,379 – 577,499,379 –
Technology 34,093,634 – 34,093,634 –
Transportation 15,403,080 – 15,403,080 –
U.S. Government & Agencies 624,904,757 – 624,904,757 –
Utilities 35,213,650 – 35,213,650 –
Private Equity Funds
Secondary 23,106,828 – – 23,106,828
Short-Term Investments 80,910,628 – 80,910,628 –
Subtotal Investments in Securities $7,772,514,426 $5,724,867,048 $2,024,540,550 $23,106,828
Other Investments  * Total
Affiliated Short-Term Investments 1,056,948,335
U.S. Affiliated Registered Investment Cos. 556,940,762
Collateral Held for Securities Loaned 16,700,538
Subtotal Other Investments $1,630,589,635
Total Investments at Value $9,403,104,061
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 72,582,184 72,582,184 – –
Total Asset Derivatives $72,582,184 $72,582,184 $– $–
Liability Derivatives
Futures Contracts 58,574,748 58,574,748 – –
Total Liability Derivatives $58,574,748 $58,574,748 $– $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$78,912,667 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 722 March 2024 $ 78,547,701 $ 2,959,334
CBOT 2-Yr. U.S. Treasury Note 1,116 March 2024 227,274,583 2,525,508
CBOT 5-Yr. U.S. Treasury Note 960 March 2024 101,830,013 2,592,490
CBOT U.S. Long Bond 219 March 2024 25,161,670 2,199,642
CME E-mini Russell 2000 Index 49 March 2024 4,772,910 243,955
CME E-mini S&P 500 Index 6,047 March 2024 1,403,822,501 53,504,499
CME E-mini S&P Mid-Cap 400 Index 9 March 2024 2,445,914 82,635
CME Ultra Long Term U.S. Treasury Bond 504 March 2024 60,820,099 6,511,151
Ultra 10-Yr. U.S. Treasury Note 342 March 2024 38,398,375 1,962,970
Total Futures Long Contracts $ 1,943,073,766 $ 72,582,184
CME E-mini Russell 2000 Index (2,545) March 2024 ( $ 240,934,907) ( $ 19,634,918)
CME E-mini S&P Mid-Cap 400 Index (1,942) March 2024 (514,368,503) (31,236,397)
CME Euro Foreign Exchange Currency (705) March 2024 (95,256,246) (2,342,191)
Eurex Euro STOXX 50 Index (1,932) March 2024 (97,209,230) (69,009)
ICE mini MSCI EAFE Index (354) March 2024 (38,274,442) (1,593,038)
ICE US mini MSCI Emerging Markets Index (1,465) March 2024 (72,019,330) (3,699,195)
Total Futures Short Contracts ( $ 1,058,062,658) ($58,574,748)
Total Futures Contracts $ 885,011,108 $14,007,436

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 53,831,089
Total Equity Contracts 53,831,089
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,751,095
Total Interest Rate Contracts 18,751,095
Total Asset Derivatives $72,582,184
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,342,191
Total Foreign Exchange Contracts 2,342,191
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 56,232,557
Total Equity Contracts 56,232,557
Total Liability Derivatives $58,574,748
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 150,644,904
Total Equity Contracts
150,644,904
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 2,917,007
Total Foreign Exchange Contracts 2,917,007
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 156,328
Futures Net realized gains/(losses) on Futures contracts (30,250,173)
Total Interest Rate Contracts
(30,093,845)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,812,207
Total Credit Contracts
3,812,207
Total $127,280,273

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,342,191)
Total Foreign Exchange Contracts (2,342,191)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,334,198
Total Equity Contracts 13,334,198
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (88,766)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 18,544,777
Total Interest Rate Contracts 18,456,011
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (3,977,836)
Total Credit Contracts (3,977,836)
Total $25,470,182
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,269,059,361
Futures - Short (848,320,770)
Interest Rate Contracts
Futures - Long 537,392,873
Futures - Short (23,999,279)
Options Written (4,383,894)
Foreign Exchange Contracts
Futures - Short (63,417,657)
Credit Contracts
Credit Default Swaps - Buy Protection (62,992)
Credit Default Swaps - Sell Protection 373,909

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $161,579 $9,930 $10,620 $169,432 21,205 1.8%
Core Emerging Markets Equity 47,642 1,707 – 52,869 6,063 0.6
Core Low Volatility Equity 267,144 10,221 214,000 66,110 6,431 0.7
Core Mid Cap Value – 124,310 13,000 125,468 11,825 1.3
Core Small Cap Value 142,908 2,233 13,000 143,063 14,393 1.5
Global Stock 426,947 5,870 – 521,008 37,945 5.6
High Yield 105,010 6,569 3,844 113,378 27,212 1.2
Income 347,483 14,703 17,742 360,810 40,729 3.9
International Allocation 378,863 7,096 139,000 293,868 30,984 3.2
International Index 56,839 1,283 – 66,934 5,034 0.7
Large Cap Value 896,302 62,521 – 1,011,649 46,030 10.9
Limited Maturity Bond 195,177 6,351 8,250 199,145 20,716 2.2
Mid Cap Stock 425,581 23,987 – 485,985 24,714 5.2
Small Cap Stock 150,248 21,097 – 169,216 9,522 1.8
Total U.S. Affiliated Registered Investment
Companies 3,601,723 3,778,935 40.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 1,001,825 1,976,810 1,921,687 1,056,948 105,695 11.3
Total Affiliated Short-Term Investments 1,001,825 1,056,948 11.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,490 863,770 863,559 16,701 16,701 0.2
Total Collateral Held for Securities Loaned 16,490 16,701 0.2
Total Value $4,620,038 $4,852,584
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,515) $12,058 $ – $9,929
Core Emerging Markets Equity – 3,520 – 1,706
Core Low Volatility Equity 23,125 (20,380) 7,488 2,732
Core Mid Cap Value Fund (295) 14,453 501 1,748
Core Small Cap Value Fund (1,684) 12,606 – 2,233
Global Stock – 88,191 – 5,870
High Yield (780) 6,423 – 6,569
Income (3,261) 19,627 – 14,703
International Allocation (2,442) 49,351 – 7,096
International Index – 8,812 – 1,283
Large Cap Value – 52,826 46,528 15,994
Limited Maturity Bond (364) 6,231 – 6,352
Mid Cap Stock – 36,417 22,092 1,895
Small Cap Stock – (2,129) 20,140 957
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% – – – 53,759
Total Income/Non Cash Income from Affiliated
Investments $132,826
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 187
Total Affiliated Income from Securities Loaned, Net $187
Total Value $10,784 $288,006 $ 96,749

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 136,400
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 122,623
Total 122,623
Total Bank Loans
(cost $134,401) 122,623
Shares
Registered Investment
Companies ( 49.2% ) Value
U.S. Affiliated  (48.6%)
7,216,822 Thrivent Core Emerging Markets
Debt Fund 57,662,409
13,433,477 Thrivent Core Emerging Markets
Equity Fund 117,139,919
6,641,003 Thrivent Core International Equity
Fund 67,206,949
6,089,717 Thrivent Core Low Volatility Equity
Fund 62,602,293
9,861,992 Thrivent Core Mid Cap Value Fund 104,635,735
10,108,617 Thrivent Core Small Cap Value
Fund 100,479,656
40,949,319 Thrivent Global Stock Portfolio 562,258,725
9,033,777 Thrivent High Yield Portfolio 37,639,233
13,160,137 Thrivent Income Portfolio 116,583,019
51,894,898 Thrivent International Allocation
Portfolio 492,197,163
3,580,023 Thrivent International Index
Portfolio 47,597,475
33,083,683 Thrivent Large Cap Value Portfolio 727,116,495
7,053,566 Thrivent Limited Maturity Bond
Portfolio 67,805,229
26,195,877 Thrivent Mid Cap Stock Portfolio 515,128,832
9,778,341 Thrivent Small Cap Stock Portfolio 173,775,791
Total 3,249,828,923
U.S. Unaffiliated  (0.6%)
22,941 Communication Services Select
Sector SPDR Fund 1,666,893
16,346 Industrial Select Sector SPDR
Fund 1,863,281
6,629 Invesco QQQ Trust Series 1 2,714,708
6,161 iShares Russell 2000 Index Fund 1,236,574
65,034 SPDR S&P 500 ETF Trust 30,911,310
24,075 SPDR S&P Biotech ETF 2,149,657
3,522 SPDR S&P Oil & Gas Exploration
ETF 482,197
Total 41,024,620
Total Registered Investment
Companies (cost $2,735,626,726) 3,290,853,543
Shares Common Stock ( 29.1% ) Value
Communications Services (2.1%)
64,304 Alphabet, Inc., Class A
c
8,982,626
392,227 Alphabet, Inc., Class C
c
55,276,551
64,273 Altice USA, Inc.
c
208,887
22,071 AMC Networks, Inc.
c
414,714
8,804 Bumble, Inc.
c
129,771
73 Cable One, Inc. 40,631
199,360 Cargurus, Inc.
c
4,816,538
52,593 Comcast Corporation 2,306,203
Shares Common Stock (29.1%) Value
Communications Services (2.1%) - continued
25,225 Electronic Arts, Inc. $ 3,451,032
21,352 Emerald Holding, Inc.
c,d
127,685
8,514 Entravision Communications
Corporation 35,503
5,978 Frontier Communications Parent,
Inc.
c
151,482
46,356 iHeartMedia, Inc.
c
123,770
14,209 Imax Corporation
c
213,419
117,794 Integral Ad Science Holding
Corporation
c
1,695,056
6,555 Interpublic Group of Companies,
Inc. 213,955
33,991 Liberty Global, Ltd., Class A
c
604,020
19,795 Liberty Global, Ltd., Class C
c
368,979
24,095 Liberty Latin America, Ltd., Class
A
c
176,134
4,986 Live Nation Entertainment, Inc.
c
466,690
245,043 Lumen Technologies, Inc.
c,d
448,429
3,723 Match Group, Inc.
c
135,889
101,560 Meta Platforms, Inc.
c
35,948,178
7,919 Netflix, Inc.
c
3,855,603
1,217 Omnicom Group, Inc. 105,283
34,822 Pinterest, Inc.
c
1,289,807
16,823 Playtika Holding Corporation
c
146,697
240,693 QuinStreet, Inc.
c
3,085,684
1,425 Roku, Inc.
c
130,615
8,295 Sinclair, Inc. 108,084
7,353 TechTarget, Inc.
c
256,326
16,967 Telephone and Data Systems, Inc. 311,344
39,131 Trade Desk, Inc.
c
2,815,867
228,961 Verizon Communications, Inc. 8,631,830
57,497 Warner Brothers Discovery, Inc.
c
654,316
5,129 Windstream Services, LLC
c
47,443
590 Yelp, Inc.
c
27,931
55,629 Ziff Davis, Inc.
c
3,737,712
Total 141,540,684
Consumer Discretionary (3.6%)
17,173 2U, Inc.
c
21,123
447 Adient plc
c
16,253
6,973 Airbnb, Inc.
c
949,304
443,172 Amazon.com, Inc.
c
67,335,554
3,275 American Axle & Manufacturing
Holdings, Inc.
c
28,853
44,490 American Eagle Outfitters, Inc. 941,408
59,195 Aptiv plc
c
5,310,975
18,819 Autoliv, Inc. 2,073,666
134 AutoNation, Inc.
c
20,124
4,973 Beazer Homes USA, Inc.
c
168,038
2,602 Best Buy Company, Inc. 203,685
1,518 Booking Holdings, Inc.
c
5,384,680
40,623 Boot Barn Holdings, Inc.
c
3,118,221
12,358 Brunswick Corporation 1,195,636
10,670 Buckle, Inc. 507,038
2,192 Chegg, Inc.
c
24,901
1,627 Chipotle Mexican Grill, Inc.
c
3,720,884
235,136 Clarus Corporation 1,621,263
42,557 Columbia Sportswear Company 3,384,984
7,706 Container Store Group, Inc.
c
17,570
59,938 Cooper-Standard Holdings, Inc.
c
1,171,189
1,256 Crocs, Inc.
c
117,323
5,774 Culp, Inc.
c
33,431
5,956 D.R. Horton, Inc. 905,193
43,115 Dana, Inc. 629,910
3,418 Darden Restaurants, Inc. 561,577

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Consumer Discretionary (3.6%) - continued
3,850 Deckers Outdoor Corporation
c
$ 2,573,455
14,170 Domino's Pizza, Inc. 5,841,299
2,020 DoorDash, Inc.
c
199,758
189 Dorman Products, Inc.
c
15,764
7,186 eBay, Inc. 313,453
1,917 El Pollo Loco Holdings, Inc.
c
16,908
5,889 Etsy, Inc.
c
477,303
38,380 Everi Holdings, Inc.
c
432,543
40,381 Expedia Group, Inc.
c
6,129,432
27,053 Five Below, Inc.
c
5,766,617
283 Fox Factory Holding Corporation
c
19,097
38,832 Gap, Inc. 811,977
57,651 Gentex Corporation 1,882,882
2,285 Genuine Parts Company 316,472
25,270 Goodyear Tire & Rubber
Company
c
361,866
17,614 Grand Canyon Education, Inc.
c
2,325,753
7,981 Green Brick Partners, Inc.
c
414,533
22,253 Harley-Davidson, Inc. 819,801
25,271 Hilton Worldwide Holdings, Inc. 4,601,596
67,057 Home Depot, Inc. 23,238,603
2,897 KB Home 180,947
44,784 Laureate Education, Inc. 613,989
6,280 La-Z-Boy, Inc. 231,858
7,417 Lear Corporation 1,047,355
2,145 Lennar Corporation 319,691
6,349 LKQ Corporation 303,419
6,449 Lowe's Companies, Inc. 1,435,225
5,360 Lululemon Athletica, Inc.
c
2,740,514
4,124 M/I Homes, Inc.
c
568,040
122 Marriott Vacations Worldwide
Corporation 10,357
47,632 McDonald's Corporation 14,123,364
19,509 Meritage Homes Corporation 3,398,468
1,627 MGM Resorts International
c
72,694
38,246 Mobileye Global, Inc.
c
1,656,817
46,462 Modine Manufacturing Company
c
2,773,781
14,072 Mohawk Industries, Inc.
c
1,456,452
15,110 Nordstrom, Inc. 278,779
437 NVR, Inc.
c
3,059,197
11,842 Papa John's International, Inc. 902,716
9,416 Polaris, Inc. 892,354
6,687 Pool Corporation 2,666,174
121,209 Qurate Retail, Inc.
c
106,118
5,494 Ross Stores, Inc. 760,315
18,023 SeaWorld Entertainment, Inc.
c
952,155
732 Shake Shack, Inc.
c
54,256
19,490 SharkNinja, Inc. 997,303
42,124 Skyline Champion Corporation
c
3,128,128
9,540 Sony Group Corporation ADR 903,343
174,845 Stoneridge, Inc.
c
3,421,717
1,521 Taylor Morrison Home Corporation
c
81,145
105,996 Tesla, Inc.
c
26,337,886
301,544 ThredUp, Inc.
c
678,474
1,078 TopBuild Corporation
c
403,452
28,014 Travel + Leisure Company 1,095,067
18 Ulta Beauty, Inc.
c
8,820
11,646 Upbound Group, Inc. 395,615
13,953 Urban Outfitters, Inc.
c
497,983
211 Vail Resorts, Inc. 45,042
202 Visteon Corporation
c
25,230
18,515 Wendy's Company 360,672
8,964 Wingstop, Inc. 2,299,983
26,855 Wyndham Hotels & Resorts, Inc. 2,159,411
Shares Common Stock (29.1%) Value
Consumer Discretionary (3.6%) - continued
933 XPEL, Inc.
c
$ 50,242
Total 239,516,443
Consumer Staples (1.2%)
64,836 Altria Group, Inc. 2,615,484
5,082 Archer-Daniels-Midland Company 367,022
10,909 BellRing Brands, Inc.
c
604,686
105,369 BJ's Wholesale Club Holdings,
Inc.
c
7,023,898
8,861 Casey's General Stores, Inc. 2,434,471
93,325 Celsius Holdings, Inc.
c
5,088,079
143,367 Coca-Cola Company 8,448,617
7,474 Constellation Brands, Inc. 1,806,839
61,157 Coty, Inc.
c
759,570
1,837 Darling Ingredients, Inc.
c
91,556
35,347 e.l.f. Beauty, Inc.
c
5,101,986
22,545 Flowers Foods, Inc. 507,488
2,410 Hain Celestial Group, Inc.
c
26,389
363 Hershey Company 67,678
15,510 J & J Snack Foods Corporation 2,592,341
12,746 John B. Sanfilippo & Son, Inc. 1,313,348
35,333 Kenvue, Inc. 760,719
32,589 Kimberly-Clark Corporation 3,959,889
5,608 Kroger Company 256,342
11,007 Lamb Weston Holdings, Inc. 1,189,747
22,996 Lancaster Colony Corporation 3,826,304
330 McCormick & Company, Inc. 22,579
48,307 Mondelez International, Inc. 3,498,876
1,255 PepsiCo, Inc. 213,149
15,444 Philip Morris International, Inc. 1,452,972
39,165 Pilgrim's Pride Corporation
c
1,083,304
1,297 PriceSmart, Inc. 98,287
21,953 Procter & Gamble Company 3,216,993
3,326 SpartanNash Company 76,332
15,322 Sysco Corporation 1,120,498
126,625 Turning Point Brands, Inc. 3,332,770
1,764 Tyson Foods, Inc. 94,815
125,872 US Foods Holding Corporation
c
5,715,848
62,736 Walmart, Inc. 9,890,330
Total 78,659,206
Energy (0.9%)
12,937 APA Corporation 464,180
10,496 Baker Hughes Company 358,753
3,944 Cactus, Inc. 179,058
5,123 California Resources Corporation 280,126
5,735 ChampionX Corporation 167,519
723 Cheniere Energy, Inc. 123,423
13,868 Chesapeake Energy Corporation 1,067,004
3,576 Chevron Corporation 533,396
503 Civitas Resources, Inc. 34,395
12,275 ConocoPhillips 1,424,759
39,931 Coterra Energy, Inc. 1,019,039
8,892 CVR Energy, Inc. 269,428
22,440 Devon Energy Corporation 1,016,532
36,870 Enterprise Products Partners, LP 971,524
41,634 EOG Resources, Inc. 5,035,632
10,296 Expro Group Holdings NV
c
163,912
54,821 Exxon Mobil Corporation 5,481,004
7,543 Gulfport Energy Corporation
c
1,004,728
223,977 Halliburton Company 8,096,769
6,008 HF Sinclair Corporation 333,865
2,155 International Seaways, Inc. 98,009
42,655 Liberty Energy, Inc. 773,762

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Energy (0.9%) - continued
7,647 Magnolia Oil & Gas Corporation $ 162,805
37,665 Marathon Oil Corporation 909,986
5,144 Marathon Petroleum Corporation 763,164
79,648 Matador Resources Company 4,528,785
14,765 Murphy Oil Corporation 629,875
101,642 NOV, Inc. 2,061,300
1,328 ONEOK, Inc. 93,252
8,881 Ovintiv, Inc. 390,054
25,016 Par Pacific Holdings, Inc.
c
909,832
6,752 Patterson-UTI Energy, Inc. 72,922
10,874 Phillips 66 1,447,764
41,838 Pioneer Natural Resources
Company 9,408,529
79,555 ProPetro Holding Corporation
c
666,671
27,442 Schlumberger NV 1,428,082
6,148 Shell plc NVDR 404,538
27,968 SM Energy Company 1,082,921
4,402 Solaris Oilfield Infrastructure, Inc. 35,040
287,929 TechnipFMC plc 5,798,890
27,213 TETRA Technologies, Inc.
c
123,003
10,666 U.S. Silica Holdings, Inc.
c
120,632
21,419 Viper Energy, Inc. 672,128
8,097 Williams Companies, Inc. 282,018
Total 60,889,008
Financials (4.0%)
1,917 1st Source Corporation 105,339
8,161 Allstate Corporation 1,142,377
64,683 Ally Financial, Inc. 2,258,730
7,897 Amalgamated Financial
Corporation 212,745
4,327 Amerant Bancorp, Inc. 106,314
54,040 American Express Company 10,123,854
3,866 American Financial Group, Inc. 459,629
15,186 American International Group, Inc. 1,028,851
19,976 Ameriprise Financial, Inc. 7,587,484
1,596 Ameris Bancorp 84,668
10,563 Annaly Capital Management, Inc. 204,605
111 Apollo Global Management, Inc. 10,344
1,768 Arch Capital Group, Ltd.
c
131,309
8,828 Arthur J. Gallagher & Company 1,985,241
7,565 Artisan Partners Asset
Management, Inc. 334,222
1,496 AssetMark Financial Holdings,
Inc.
c
44,805
21,176 Associated Banc-Corp 452,955
2,098 Assurant, Inc. 353,492
5,248 Assured Guaranty, Ltd. 392,708
1,657 Atlantic Union Bankshares
Corporation 60,547
2,007 Axis Capital Holdings, Ltd. 111,128
5,593 Axos Financial, Inc.
c
305,378
17,509 Banc of California, Inc. 235,146
100,102 Bank of America Corporation 3,370,434
2,830 Bank of Hawaii Corporation
d
205,062
9,421 Bank of Marin Bancorp 207,450
27,500 Bank of N.T. Butterfield & Son, Ltd. 880,275
39,016 Bank of New York Mellon
Corporation 2,030,783
5,540 Bank OZK 276,058
5,609 BankFinancial Corporation 57,548
264 BankUnited, Inc. 8,562
6,130 Banner Corporation 328,323
1,804 BayCom Corporation 42,556
10,552 BCB Bancorp, Inc. 135,593
Shares Common Stock (29.1%) Value
Financials (4.0%) - continued
20,005 Berkshire Hathaway, Inc.
c
$ 7,134,983
11,241 Berkshire Hills Bancorp, Inc. 279,114
3,276 BlackRock, Inc. 2,659,457
7,218 Block, Inc.
c
558,312
79,626 Blue Owl Capital, Inc. 1,186,427
445 BOK Financial Corporation 38,114
64,328 Bridgewater Bancshares, Inc.
c
869,715
10,571 Brighthouse Financial, Inc.
c
559,417
11,615 BrightSpire Capital, Inc. 86,416
17,553 Brookline Bancorp, Inc. 191,503
26,308 Brown & Brown, Inc. 1,870,762
8,937 Business First Bancshares, Inc. 220,297
3,721 Byline Bancorp, Inc. 87,667
9,293 Cadence Bank 274,980
939 Camden National Corporation 35,335
5,717 Cantaloupe, Inc.
c
42,363
654 Capital City Bank Group, Inc. 19,247
6,438 Capital One Financial Corporation 844,151
27,762 Capitol Federal Financial, Inc. 179,065
54,213 Carlyle Group, Inc. 2,205,927
1,497 Cathay General Bancorp 66,721
16,208 Cboe Global Markets, Inc. 2,894,100
31,363 Central Pacific Financial
Corporation 617,224
967 Central Valley Community Bancorp 21,612
18,900 Charles Schwab Corporation 1,300,320
22,326 Chubb, Ltd. 5,045,676
22,256 Cincinnati Financial Corporation 2,302,606
26,304 Citigroup, Inc. 1,353,078
12,948 Citizens Financial Group, Inc. 429,097
866 CNA Financial Corporation 36,640
7,738 CNB Financial Corporation 174,801
24,590 Columbia Banking System, Inc. 656,061
20,725 Comerica, Inc. 1,156,662
7,421 Commerce Bancshares, Inc.
c
396,356
875 Community Bank System, Inc. 45,596
13,952 Community Trust Bancorp, Inc. 611,935
3,919 ConnectOne Bancorp, Inc. 89,784
7,528 CrossFirst Bankshares, Inc.
c
102,230
3,570 Cullen/Frost Bankers, Inc. 387,309
5,955 Customers Bancorp, Inc.
c
343,127
2,466 CVB Financial Corporation 49,789
11,119 Dime Community Bancshares, Inc. 299,435
5,944 Discover Financial Services 668,106
11,832 Eagle Bancorp, Inc. 356,616
12,177 East West Bancorp, Inc. 876,135
3,296 Eastern Bankshares, Inc. 46,803
15,244 Ellington Residential Mortgage
REIT 93,446
4,368 Employers Holdings, Inc. 172,099
8,159 Enova International, Inc.
c
451,682
6,974 Enterprise Financial Services
Corporation 311,389
5,656 Equity Bancshares, Inc. 191,738
871 EVERTEC, Inc. 35,659
131,103 F.N.B. Corporation 1,805,288
16,548 FactSet Research Systems, Inc. 7,894,223
49,666 Federated Hermes, Inc. 1,681,691
6,076 Fidelity National Information
Services, Inc. 364,985
9,279 Fifth Third Bancorp 320,033
10,982 Financial Institutions, Inc. 233,917
19,867 First Bancorp/Puerto Rico 326,812
4,965 First Bancshares, Inc. 145,623
439 First Citizens BancShares, Inc./NC 622,928

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Financials (4.0%) - continued
10,528 First Commonwealth Financial
Corporation $ 162,552
12,385 First Financial Bancorp 294,144
5,279 First Financial Bankshares, Inc. 159,954
5,084 First Financial Corporation 218,765
5,305 First Foundation, Inc. 51,352
3,245 First Hawaiian, Inc. 74,181
34,483 First Horizon Corporation 488,279
5,426 First Internet Bancorp 131,255
1,421 First Interstate BancSystem, Inc. 43,696
1,718 First Merchants Corporation 63,703
3,956 First Mid-Illinois Bancshares, Inc. 137,115
12,855 First of Long Island Corporation 170,200
13,382 Fiserv, Inc.
c
1,777,665
799 Five Star Bancorp 20,918
1,783 FleetCor Technologies, Inc.
c
503,894
13,099 Flushing Financial Corporation 215,872
6,877 Flywire Corporation
c
159,203
24,205 Fulton Financial Corporation 398,414
29,214 Genworth Financial, Inc.
c
195,150
32,686 Glacier Bancorp, Inc. 1,350,586
2,028 Global Life, Inc. 246,848
20,944 Global Payments, Inc. 2,659,888
7,534 Great Southern Bancorp, Inc. 447,143
7,958 Green Dot Corporation
c
78,784
35,864 Hamilton Lane, Inc. 4,068,412
7,015 Hancock Whitney Corporation 340,859
36,978 Hanmi Financial Corporation 717,373
6,162 Hanover Insurance Group, Inc. 748,190
6,527 Hartford Financial Services Group,
Inc. 524,640
52,458 Heartland Financial USA, Inc. 1,972,945
23,735 Heritage Commerce Corporation 235,451
21,444 Heritage Financial Corporation 458,687
9,179 Home BancShares, Inc. 232,504
22,097 HomeStreet, Inc. 227,599
14,081 Hometrust Bancshares, Inc. 379,061
54,157 Hope Bancorp, Inc. 654,217
1,266 Horace Mann Educators
Corporation 41,398
17,094 Horizon Bancorp, Inc. 244,615
65,495 Houlihan Lokey, Inc. 7,853,505
20,429 Huntington Bancshares, Inc. 259,857
1,473 Independent Bank Corporation 96,938
12,891 Independent Bank Corporation/MI 335,424
112,424 Intercontinental Exchange, Inc. 14,438,614
1,583 International Bancshares
Corporation 85,989
16,147 Invesco Mortgage Capital, Inc. 143,062
22,937 Invesco, Ltd. 409,196
82,850 J.P. Morgan Chase & Company 14,092,785
1,324 Jack Henry & Associates, Inc. 216,355
42,428 Janus Henderson Group plc 1,279,204
211,513 KeyCorp 3,045,787
22,397 Kinsale Capital Group, Inc. 7,500,979
3,802 KKR & Company, Inc. 314,996
15,847 Lazard, Ltd. 551,476
5,921 M&T Bank Corporation 811,651
23,955 Marsh & McLennan Companies,
Inc. 4,538,754
15,217 Mastercard, Inc. 6,490,203
3,943 Mercantile Bank Corporation 159,218
11,284 MetLife, Inc. 746,211
564 Metropolitan Bank Holding
Corporation
c
31,234
Shares Common Stock (29.1%) Value
Financials (4.0%) - continued
39,168 MFA Financial, Inc. $ 441,423
182,290 MGIC Investment Corporation 3,516,374
2,106 Mid Penn Bancorp, Inc. 51,134
11,318 Midland States Bancorp, Inc. 311,924
22,469 MidWestOne Financial Group, Inc. 604,641
6,349 Morgan Stanley 592,044
26,672 Mr. Cooper Group, Inc.
c
1,736,881
12,607 MSCI, Inc. 7,131,150
1,701 MVB Financial Corporation 38,375
77,649 Nasdaq, Inc. 4,514,513
5,984 National Bank Holdings
Corporation 222,545
17,269 Navient Corporation 321,549
4,648 NCR Atleos Corporation
c
112,900
49,835 New York Community Bancorp,
Inc. 509,812
56,930 NMI Holdings, Inc.
c
1,689,682
23,382 Northern Trust Corporation 1,972,973
7,612 Northfield Bancorp, Inc. 95,759
664 Northrim BanCorp, Inc. 37,987
14,482 Northwest Bancshares, Inc. 180,735
64,317 NU Holdings, Ltd./Cayman
Islands
c
535,761
19,926 OceanFirst Financial Corporation 345,915
4,370 OFG Bancorp 163,788
13,989 Old National Bancorp 236,274
11,743 Old Republic International
Corporation 345,244
9,675 Old Second Bancorp, Inc. 149,382
32,254 OneMain Holdings, Inc. 1,586,897
1,436 Pacific Premier Bancorp, Inc. 41,802
184,987 PayPal Holdings, Inc.
c
11,360,052
3,508 PCB Bancorp 64,652
2,807 PennyMac Financial Services, Inc. 248,055
3,377 Peoples Bancorp, Inc./OH 114,008
4,278 Pinnacle Financial Partners, Inc. 373,127
1,280 PNC Financial Services Group,
Inc. 198,208
6,219 Popular, Inc. 510,393
10,404 Premier Financial Corporation 250,736
1,064 PROG Holdings, Inc.
c
32,888
16,526 Prosperity Bancshares, Inc. 1,119,306
16,216 Provident Financial Services, Inc. 292,374
3,644 Prudential Financial, Inc. 377,919
28,596 Radian Group, Inc. 816,416
69,466 Raymond James Financial, Inc. 7,745,459
5,773 Regions Financial Corporation 111,881
77,385 Rithm Capital Corporation 826,472
37,709 RLI Corporation 5,019,822
7,075 S&T Bancorp, Inc. 236,446
11,218 Sandy Spring Bancorp, Inc. 305,578
707 Seacoast Banking Corporation of
Florida 20,121
43,422 SEI Investments Company 2,759,468
1,342 ServisFirst Bancshares, Inc. 89,417
7,421 Shore Bancshares, Inc. 105,749
2,175 Simmons First National
Corporation 43,152
1,628 SmartFinancial, Inc. 39,870
925 Southern First Bancshares, Inc.
c
34,318
4,191 SouthState Corporation 353,930
5,417 Stellar Bancorp, Inc. 150,809
6,268 Synchrony Financial 239,375
20,557 Synovus Financial Corporation 773,971
2,820 T. Rowe Price Group, Inc. 303,686

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Financials (4.0%) - continued
5,535 Territorial Bancorp, Inc. $ 61,715
3,322 Towne Bank/Portsmouth, VA 98,863
8,333 TPG, Inc. 359,736
26,993 Tradeweb Markets, Inc. 2,453,124
66,209 Triumph Financial, Inc.
c
5,308,638
2,793 Truist Financial Corporation 103,118
9,012 TrustCo Bank Corporation NY 279,823
11,427 Trustmark Corporation 318,585
23,988 Two Harbors Investment
Corporation 334,153
6,232 U.S. Bancorp 269,721
2,011 UMB Financial Corporation 168,019
6,791 United Bankshares, Inc. 255,002
4,037 United Community Banks, Inc. 118,123
10,621 Univest Financial Corporation 233,981
13,513 Unum Group 611,058
18,411 Valley National Bancorp 199,943
12,328 Veritex Holdings, Inc. 286,873
43,356 Virtu Financial, Inc. 878,393
3,717 Visa, Inc. 967,721
7,827 Voya Financial, Inc. 571,058
3,515 W.R. Berkley Corporation 248,581
10,972 WaFd, Inc. 361,637
2,146 Walker & Dunlop, Inc. 238,227
11,697 Webster Financial Corporation 593,740
83,003 Wells Fargo & Company 4,085,408
2,481 Westamerica Bancorporation 139,953
94,046 Western Alliance Bancorp 6,187,286
113,235 Western Union Company 1,349,761
214 Willis Towers Watson plc 51,617
7,036 Wintrust Financial Corporation 652,589
4,622 WSFS Financial Corporation 212,288
3,398 XP, Inc. 88,586
22,021 Zions Bancorp NA 966,061
Total 265,352,552
Health Care (3.7%)
62,444 Abbott Laboratories 6,873,211
11,539 ACADIA Pharmaceuticals, Inc.
c
361,286
25,045 Agilent Technologies, Inc. 3,482,006
5,125 Agios Pharmaceuticals, Inc.
c
114,134
9,390 Aldeyra Therapeutics, Inc.
c
32,959
6,986 Align Technology, Inc.
c
1,914,164
39,420 Alkermes plc
c
1,093,511
32,576 Amgen, Inc. 9,382,540
12,963 Amicus Therapeutics, Inc.
c
183,945
19,733 Amneal Pharmaceuticals, Inc.
c
119,779
5,653 Anika Therapeutics, Inc.
c
128,097
15,084 Apellis Pharmaceuticals, Inc.
c
902,928
9,852 Argenx SE ADR
c
3,747,996
18,090 Ascendis Pharma AS ADR
c
2,278,436
10,436 AstraZeneca plc ADR 702,865
1,766 Avanos Medical, Inc.
c
39,611
105,943 Avantor, Inc.
c
2,418,679
19,928 Azenta, Inc.
c
1,298,110
3,644 Baxter International, Inc. 140,877
3,564 Biogen, Inc.
c
922,256
331 BioMarin Pharmaceutical, Inc.
c
31,915
424 Bio-Rad Laboratories, Inc.
c
136,905
43,637 Bio-Techne Corporation 3,367,031
13,109 Bruker Corporation 963,249
564 Cardinal Health, Inc. 56,851
16,928 CareDx, Inc.
c
203,136
2,119 Centene Corporation
c
157,251
13,468 Certara, Inc.
c
236,902
Shares Common Stock (29.1%) Value
Health Care (3.7%) - continued
6,275 Charles River Laboratories
International, Inc.
c
$ 1,483,410
2,437 Cigna Group 729,760
10,064 Codexis, Inc.
c
30,695
3,256 Cooper Companies, Inc. 1,232,201
26,784 CVS Health Corporation 2,114,865
63,143 Danaher Corporation 14,607,502
16,480 Deciphera Pharmaceuticals, Inc.
c
265,822
25,069 Definitive Healthcare Corporation
c
249,186
5,929 Denali Therapeutics, Inc.
c
127,236
58,024 Dentsply Sirona, Inc. 2,065,074
27,757 Dexcom, Inc.
c
3,444,366
34,432 Dynavax Technologies
Corporation
c
481,359
29,538 Edwards Lifesciences Corporation
c
2,252,273
201,365 Elanco Animal Health, Inc.
c
3,000,339
2,447 Elevance Health, Inc. 1,153,907
2,952 Eli Lilly & Company 1,720,780
3,252 Enanta Pharmaceuticals, Inc.
c
30,601
86,356 Enovis Corporation
c
4,837,663
28,138 Exelixis, Inc.
c
675,031
13,261 Gilead Sciences, Inc. 1,074,274
5,205 Globus Medical, Inc.
c
277,374
28,492 GoodRx Holdings, Inc.
c
190,896
101,463 Halozyme Therapeutics, Inc.
c
3,750,072
2,650 HCA Healthcare, Inc. 717,302
8,720 ICON plc
c
2,468,370
196 IDEXX Laboratories, Inc.
c
108,790
1,629 Illumina, Inc.
c
226,822
33,877 Immunocore Holdings plc ADR
c
2,314,477
17,403 Inspire Medical Systems, Inc.
c
3,540,292
31,906 Intuitive Surgical, Inc.
c
10,763,808
1,447 IQVIA Holding, Inc.
c
334,807
2,961 Jazz Pharmaceuticals, Inc.
c
364,203
12,882 Johnson & Johnson 2,019,125
3,982 Kodiak Sciences, Inc.
c
12,105
35,365 Laboratory Corporation of America
Holdings 8,038,111
36,489 Lantheus Holdings, Inc.
c
2,262,318
242 Ligand Pharmaceuticals, Inc.
c
17,284
3,501 LivaNova plc
c
181,142
8,383 Masimo Corporation
c
982,571
112 Medpace Holdings, Inc.
c
34,331
178,773 Medtronic plc 14,727,320
45,109 Merck & Company, Inc. 4,917,783
20,153 Molina Healthcare, Inc.
c
7,281,480
7,884 Myriad Genetics, Inc.
c
150,900
27,631 Natera, Inc.
c
1,730,806
3,078 National HealthCare Corporation 284,469
32,991 Neogen Corporation
c
663,449
113,331 Novo Nordisk AS ADR
c
11,724,092
23,265 Nuvation Bio, Inc.
c
35,130
134,320 Option Care Health, Inc.
c
4,525,241
13,413 Organon & Company 193,415
7,292 Pacira Pharmaceuticals, Inc.
c
246,032
10,090 Pediatrix Medical Group, Inc.
c
93,837
48,845 Pfizer, Inc. 1,406,248
85,630 Phreesia, Inc.
c
1,982,335
175,984 Progyny, Inc.
c
6,543,085
6,756 PTC Therapeutics, Inc.
c
186,195
2,917 Qiagen NV
c
126,685
9,420 QuidelOrtho Corporation
c
694,254
3,708 R1 RCM, Inc.
c
39,194
27,144 Repligen Corporation
c
4,880,491
15,633 Rocket Pharmaceuticals, Inc.
c
468,521

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Health Care (3.7%) - continued
3,110 Royalty Pharma plc $ 87,360
8,869 Sarepta Therapeutics, Inc.
c
855,238
172,464 scPharmaceuticals, Inc.
c
1,081,349
7,106 Sensus Healthcare, Inc.
c
16,770
16,687 ShockWave Medical, Inc.
c
3,179,875
8,592 Stryker Corporation 2,572,960
2,444 Teleflex, Inc. 609,387
11,204 TG Therapeutics, Inc.
c,d
191,364
11,758 Thermo Fisher Scientific, Inc. 6,241,029
37,490 UnitedHealth Group, Inc. 19,737,360
5,991 Vanda Pharmaceuticals, Inc.
c
25,282
15,884 Veeva Systems, Inc.
c
3,057,988
22,103 Veracyte, Inc.
c
608,054
83,981 Vericel Corporation
c
2,990,563
3,741 Vertex Pharmaceuticals, Inc.
c
1,522,175
80,503 Viemed Healthcare, Inc.
c
631,949
5,438 Waters Corporation
c
1,790,353
1,848 West Pharmaceutical Services,
Inc. 650,718
5,742 Zentalis Pharmaceuticals, Inc.
c
86,991
10,167 Zimmer Biomet Holdings, Inc. 1,237,324
93,632 Zoetis, Inc. 18,480,148
Total 250,026,373
Industrials (3.7%)
9,207 A.O. Smith Corporation 759,025
1,150 Acuity Brands, Inc. 235,554
23,082 Advanced Drainage Systems, Inc. 3,246,252
17,049 AECOM 1,575,839
5,695 AGCO Corporation 691,430
50,890 Air Lease Corporation 2,134,327
18,525 Alight, Inc.
c
158,018
7,212 Allison Transmission Holdings, Inc. 419,378
29,370 AMETEK, Inc. 4,842,819
18,774 Armstrong World Industries, Inc. 1,845,860
68,589 ASGN, Inc.
c
6,596,204
18,877 Automatic Data Processing, Inc. 4,397,775
263 Axon Enterprise, Inc.
c
67,941
6,417 AZZ, Inc. 372,764
164,968 Badger Infrastructure Solutions,
Ltd. 5,068,373
30,060 Beacon Roofing Supply, Inc.
c
2,615,821
160 Boise Cascade Company 20,698
290 Brady Corporation 17,020
3,600 Builders FirstSource, Inc.
c
600,984
9,750 Carlisle Companies, Inc. 3,046,192
30,842 Casella Waste Systems, Inc.
c
2,635,757
28,894 Caterpillar, Inc. 8,543,089
9,332 Cimpress plc
c
747,027
67,291 CNH Industrial NV 819,604
553 Columbus McKinnon Corporation 21,578
38,150 Conduent Incorporated
c
139,248
4,215 CSW Industrials, Inc. 874,233
142,394 CSX Corporation 4,936,800
12,885 Cummins, Inc. 3,086,859
15,176 Curtiss-Wright Corporation 3,381,061
4,146 Daseke, Inc.
c
33,583
6,653 Deere & Company 2,660,335
19,520 Delta Air Lines, Inc. 785,290
8,091 Donaldson Company, Inc. 528,747
51 Dover Corporation 7,844
9,617 EMCOR Group, Inc. 2,071,790
386 Equifax, Inc. 95,454
234,238 ExlService Holdings, Inc.
c
7,226,242
Shares Common Stock (29.1%) Value
Industrials (3.7%) - continued
3,051 Expeditors International of
Washington, Inc. $ 388,087
172,040 Fastenal Company 11,143,031
24,823 Ferguson plc 4,792,577
65,522 First Advantage Corporation 1,085,700
15,088 Flowserve Corporation 621,927
33,429 Fluor Corporation
c
1,309,414
14,463 Gates Industrial Corporation plc
c
194,093
4,278 General Dynamics Corporation 1,110,868
20,892 General Electric Company 2,666,446
4,790 Gibraltar Industries, Inc.
c
378,314
239 GMS, Inc.
c
19,701
1,126 Gorman-Rupp Company 40,007
1,371 Graco, Inc. 118,948
24,911 Greenbrier Companies, Inc. 1,100,568
2,633 Griffon Corporation 160,481
70,657 Helios Technologies, Inc. 3,204,295
4,825 Herc Holdings, Inc. 718,394
15,426 Hillman Solutions Corporation
c
142,073
4,945 Honeywell International, Inc. 1,037,016
199,346 Howmet Aerospace, Inc. 10,788,606
974 Hubbell, Inc. 320,378
12,662 IDEX Corporation 2,749,047
6,967 Ingersoll Rand, Inc. 538,828
7,190 Interface, Inc. 90,738
371,572 Janus International Group, Inc.
c
4,849,015
3,856 JB Hunt Transport Services, Inc. 770,197
547 Johnson Controls International plc 31,529
12,409 Kennametal, Inc. 320,028
4,063 L3Harris Technologies, Inc. 855,749
57,833 Legalzoom.com, Inc.
c
653,513
20,683 Lincoln Electric Holdings, Inc. 4,497,725
12,406 ManpowerGroup, Inc. 985,905
27,377 Masco Corporation 1,833,711
91,450 Masterbrand, Inc.
c
1,358,033
4,829 Matson, Inc. 529,258
18,264 Maximus, Inc. 1,531,619
29,395 Middleby Corporation
c
4,326,062
25,429 Miller Industries, Inc. 1,075,392
7,294 Moog, Inc. 1,056,025
7,096 MSC Industrial Direct Company,
Inc. 718,541
1,727 MYR Group, Inc.
c
249,776
542 National Presto Industries, Inc. 43,512
18,050 Northrop Grumman Corporation 8,449,927
16,577 nVent Electric plc 979,535
6,703 Old Dominion Freight Line, Inc. 2,716,927
28,994 Oshkosh Corporation 3,143,240
2,921 Otis Worldwide Corporation 261,342
36,962 Owens Corning, Inc. 5,478,877
13,244 PACCAR, Inc. 1,293,277
11,959 Parker-Hannifin Corporation 5,509,511
3,519 Paycom Software, Inc. 727,448
1,919 Paylocity Holding Corporation
c
316,347
67,098 Pentair plc 4,878,696
903 PGT Innovations, Inc.
c
36,752
610 Quanta Services, Inc. 131,638
20,744 Regal Rexnord Corporation 3,070,527
3,951 Republic Services, Inc. 651,559
7,375 Resideo Technologies, Inc.
c
138,798
12,315 Saia, Inc.
c
5,396,679
49,576 Schneider National, Inc. 1,261,709
24,571 Simpson Manufacturing Company,
Inc. 4,864,567
17,467 SiteOne Landscape Supply, Inc.
c
2,838,388

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Industrials (3.7%) - continued
16,949 SkyWest, Inc.
c
$ 884,738
724 Snap-On, Inc. 209,120
4,174 Southwest Airlines Company 120,545
7,695 Standex International Corporation 1,218,734
2,073 Sterling Construction Company,
Inc.
c
182,279
15,652 Tennant Company 1,450,784
10,985 Terex Corporation 631,198
5,594 Textron, Inc. 449,869
1,109 Thermon Group Holdings, Inc.
c
36,120
54,904 Timken Company 4,400,556
2,000 Titan Machinery, Inc.
c
57,760
21,489 Trane Technologies plc 5,241,167
35,721 TransUnion 2,454,390
9,623 Trex Company, Inc.
c
796,688
204,051 Uber Technologies, Inc.
c
12,563,420
220 UniFirst Corporation/MA 40,240
59,526 United Parcel Service, Inc. 9,359,273
1,749 United Rentals, Inc. 1,002,912
10,374 Upwork, Inc.
c
154,261
267 Valmont Industries, Inc. 62,347
2,866 Veralto Corporation 235,757
14,218 Verra Mobility Corporation
c
327,441
3,965 Vertiv Holdings Company 190,439
6,024 Wabash National Corporation 154,335
3,552 Watsco, Inc. 1,521,925
75,271 WillScot Mobile Mini Holdings
Corporation
c
3,349,560
Total 246,953,544
Information Technology (7.7%)
30,933 8x8, Inc.
c
116,927
34,158 Adobe, Inc.
c
20,378,663
99,527 Advanced Micro Devices, Inc.
c
14,671,275
3,937 Alpha and Omega Semiconductor,
Ltd.
c
102,598
12,196 Amkor Technology, Inc. 405,761
64,037 Amphenol Corporation 6,347,988
326 ANSYS, Inc.
c
118,299
278,923 Apple, Inc. 53,701,045
73,108 Applied Materials, Inc. 11,848,614
26,912 Arista Networks, Inc.
c
6,338,045
12,774 Autodesk, Inc.
c
3,110,214
3,267 Broadcom, Inc. 3,646,789
142,182 Calix, Inc.
c
6,211,932
37,670 CDW Corporation 8,563,144
17,925 Ciena Corporation
c
806,804
153,838 Cisco Systems, Inc. 7,771,896
42,793 Cognex Corporation 1,786,180
266 Cognizant Technology Solutions
Corporation 20,091
29,981 Cohu, Inc.
c
1,061,028
26,141 CommScope Holding Company,
Inc.
c
73,718
1,417 CommVault Systems, Inc.
c
113,147
1,868 Corning, Inc. 56,881
4,328 Crane NXT Company 246,133
7,839 Credo Technology Group Holding,
Ltd.
c
152,625
7,162 CyberArk Software, Ltd.
c
1,568,836
3,386 Datadog, Inc.
c
410,993
38,626 Descartes Systems Group, Inc.
c
3,246,902
4,663 DocuSign, Inc.
c
277,215
15,902 Dolby Laboratories, Inc. 1,370,434
121,904 Dropbox, Inc.
c
3,593,730
Shares Common Stock (29.1%) Value
Information Technology (7.7%) - continued
58,254 Dynatrace Holdings, LLC
c
$ 3,185,911
1,832 Elastic NV
c
206,466
7,513 Enphase Energy, Inc.
c
992,768
7,145 EPAM Systems, Inc.
c
2,124,494
1,230 F5, Inc.
c
220,145
83,786 Flex, Ltd.
c
2,552,122
6,761 FormFactor, Inc.
c
282,001
141,264 Fortinet, Inc.
c
8,268,182
30 Gartner, Inc.
c
13,533
66,040 Gilat Satellite Networks, Ltd.
c
403,504
27,478 Gitlab, Inc.
c
1,730,015
121 GoDaddy, Inc.
c
12,845
166,241 Grid Dynamics Holdings, Inc.
c
2,215,993
78,050 Guidewire Software, Inc.
c
8,510,572
90,404 Hackett Group, Inc. 2,058,499
26,597 Hewlett Packard Enterprise
Company 451,617
251 HP, Inc. 7,553
5,533 HubSpot, Inc.
c
3,212,128
3,560 Insight Enterprises, Inc.
c
630,796
5,536 IPG Photonics Corporation
c
600,877
22,966 JFrog, Ltd.
c
794,853
49,973 Juniper Networks, Inc. 1,473,204
4,928 Keysight Technologies, Inc.
c
783,996
5,035 KLA Corporation 2,926,845
71,030 Knowles Corporation
c
1,272,147
23,155 Kyndryl Holdings, Inc.
c
481,161
4,503 Lam Research Corporation 3,527,020
72,399 Lattice Semiconductor
Corporation
c
4,994,807
13,194 Littelfuse, Inc. 3,530,187
22,680 LiveRamp Holding, Inc.
c
859,118
9,434 Marvell Technology, Inc. 568,965
804 Microchip Technology, Inc. 72,505
273,782 Microsoft Corporation 102,952,983
4,843 MKS Instruments, Inc. 498,199
7,762 Monolithic Power Systems, Inc. 4,896,114
430 Motorola Solutions, Inc. 134,629
10,479 NetApp, Inc. 923,829
544 NICE, Ltd. ADR
c
108,533
22,320 Nova, Ltd.
c
3,066,545
106,520 NVIDIA Corporation 52,750,834
989 ON Semiconductor Corporation
c
82,611
613 OSI Systems, Inc.
c
79,108
92,551 PagerDuty, Inc.
c
2,142,556
11,275 Palo Alto Networks, Inc.
c
3,324,772
44,384 PDF Solutions, Inc.
c
1,426,502
15,669 Plexus Corporation
c
1,694,289
1,472 Procore Technologies, Inc.
c
101,892
19,033 PTC, Inc.
c
3,330,014
14,213 Q2 Holdings, Inc.
c
616,986
2,473 Qorvo, Inc.
c
278,485
116,656 QUALCOMM, Inc. 16,871,957
5,997 Rapid7, Inc.
c
342,429
7,520 RingCentral, Inc.
c
255,304
68,510 Salesforce, Inc.
c
18,027,721
25,623 Samsung Electronics Company,
Ltd. 1,555,235
27,509 ServiceNow, Inc.
c
19,434,833
35,650 Shopify, Inc.
c
2,777,135
25,091 Silicon Laboratories, Inc.
c
3,318,787
4,785 Skyworks Solutions, Inc. 537,930
21,617 SolarWinds Corporation
c
269,996
6,200 Sprinklr, Inc.
c
74,648
110,665 Sprout Social, Inc.
c
6,799,258

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Information Technology (7.7%) - continued
15,664 SPS Commerce, Inc.
c
$ 3,036,310
637 Squarespace, Inc.
c
21,027
8,040 Synopsys, Inc.
c
4,139,876
31,165 TE Connectivity, Ltd. 4,378,682
627 Teledyne Technologies, Inc.
c
279,824
5,199 Tenable Holdings, Inc.
c
239,466
12,033 Teradata Corporation
c
523,556
155 Teradyne, Inc. 16,821
4,273 Texas Instruments, Inc. 728,376
2,227 Trimble, Inc.
c
118,476
332,051 TTM Technologies, Inc.
c
5,249,726
25,942 Tyler Technologies, Inc.
c
10,846,869
23,930 Unisys Corporation
c
134,487
9,661 Universal Display Corporation 1,847,763
12,206 Upland Software, Inc.
c
51,631
116,107 Varonis Systems, Inc.
c
5,257,325
20,677 VeriSign, Inc.
c
4,258,635
26,492 Viavi Solutions, Inc.
c
266,774
28,400 Vishay Intertechnology, Inc. 680,748
30,766 Vontier Corporation 1,062,965
24,101 Wolfspeed, Inc.
c
1,048,635
44,320 Workiva, Inc.
c
4,499,810
5,412 Xerox Holdings Corporation 99,202
22,927 Yext, Inc.
c
135,040
2,223 Zoom Video Communications,
Inc.
c
159,856
Total 514,838,730
Materials (0.7%)
1,304 Albemarle Corporation 188,402
24,456 Alcoa Corporation 831,504
1,644 AptarGroup, Inc. 203,231
22,535 Axalta Coating Systems, Ltd.
c
765,514
2,666 Ball Corporation 153,348
8,258 Berry Plastics Group, Inc. 556,507
10,224 Carpenter Technology Corporation 723,859
11,191 Celanese Corporation 1,738,746
11,548 CF Industries Holdings, Inc. 918,066
38,584 Cleveland-Cliffs, Inc.
c
787,885
7,566 Eagle Materials, Inc. 1,534,687
7,921 Eastman Chemical Company 711,464
44,165 Huntsman Corporation 1,109,866
28,768 Ingevity Corporation
c
1,358,425
8,105 Innospec, Inc. 998,860
87,961 Ivanhoe Mines, Ltd.
c
853,023
2,627 Kaiser Aluminum Corporation 187,016
7,508 Linde plc 3,083,611
16,442 Louisiana-Pacific Corporation 1,164,587
5,938 LSB Industries, Inc.
c
55,283
633 LyondellBasell Industries NV 60,186
6,268 Martin Marietta Materials, Inc. 3,127,168
32,800 Mosaic Company 1,171,944
2,565 Myers Industries, Inc. 50,146
4,828 Newmont Corporation 199,831
52,994 Nucor Corporation 9,223,076
15,142 O-I Glass, Inc.
c
248,026
8,474 Orion SA 234,984
2,271 PPG Industries, Inc. 339,628
431,818 Ranpak Holdings Corporation
c
2,513,181
775 Reliance Steel & Aluminum
Company 216,752
21,619 RPM International, Inc. 2,413,329
2,190 Ryerson Holding Corporation 75,949
8,669 Schnitzer Steel Industries, Inc. 261,457
1,708 Steel Dynamics, Inc. 201,715
Shares Common Stock (29.1%) Value
Materials (0.7%) - continued
65,538 Summit Materials, Inc.
c
$ 2,520,591
19,864 SunCoke Energy, Inc. 213,339
7,397 TimkenSteel Corporation
c
173,460
2,729 TriMas Corporation 69,126
15,500 Trinseo plc 129,735
234,245 Tronox Holdings plc 3,316,909
7,096 United States Lime & Minerals, Inc. 1,634,564
28,397 United States Steel Corporation 1,381,514
3,415 Vulcan Materials Company 775,239
Total 48,475,733
Real Estate (1.1%)
102,123 Agree Realty Corporation 6,428,643
963 Alexandria Real Estate Equities,
Inc. 122,080
32,014 Apartment Income REIT
Corporation 1,111,846
20,669 AvalonBay Communities, Inc. 3,869,650
9,342 Brixmor Property Group, Inc. 217,388
6,965 CareTrust REIT, Inc. 155,877
23,338 CBRE Group, Inc.
c
2,172,534
3,348 Centerspace 194,854
8,714 Chatham Lodging Trust 93,414
106,460 Compass, Inc.
c
400,290
25,167 CoStar Group, Inc.
c
2,199,344
40,549 CubeSmart 1,879,446
149,235 Cushman and Wakefield plc
c
1,611,738
16,084 DigitalBridge Group, Inc. 282,113
20,409 Douglas Elliman, Inc. 60,207
2,411 EastGroup Properties, Inc. 442,515
40,041 Elme Communities 584,599
31,424 EPR Properties 1,522,493
127,749 Equity Commonwealth 2,452,781
12,995 Equity Residential 794,774
156,793 Essential Properties Realty Trust,
Inc. 4,007,629
1,517 Essex Property Trust, Inc. 376,125
436 Extra Space Storage, Inc. 69,904
25,255 First Industrial Realty Trust, Inc. 1,330,181
13,518 FirstService Corporation 2,191,133
1,129 Forestar Group, Inc.
c
37,336
62,475 Four Corners Property Trust, Inc. 1,580,617
9,244 Getty Realty Corporation 270,110
38,715 Healthcare Realty Trust, Inc. 667,059
41,009 Host Hotels & Resorts, Inc. 798,445
5,490 Howard Hughes Holdings, Inc.
c
469,669
105,160 Independence Realty Trust, Inc. 1,608,948
14,749 Industrial Logistics Properties Trust 69,320
1,372 Innovative Industrial Properties,
Inc. 138,325
107,640 Invitation Homes, Inc. 3,671,600
25,936 Kennedy-Wilson Holdings, Inc. 321,088
3,308 LTC Properties, Inc. 106,253
136,249 LXP Industrial Trust 1,351,590
5,337 Mid-America Apartment
Communities, Inc. 717,613
89,319 National Storage Affiliates Trust 3,704,059
49,903 NetSTREIT Corporation 890,769
29,335 NNN REIT, Inc. 1,264,338
878 One Liberty Properties, Inc. 19,237
5,000 Peakstone Realty Trust 99,650
33,267 Pebblebrook Hotel Trust 531,607
38,052 Phillips Edison and Company, Inc. 1,388,137
6,266 Realty Income Corporation 359,794
20,517 Regency Centers Corporation 1,374,639

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.1%) Value
Real Estate (1.1%) - continued
21,541 Rexford Industrial Realty, Inc. $ 1,208,450
3,087 RMR Group, Inc. 87,146
43,785 Sabra Health Care REIT, Inc. 624,812
44,951 SBA Communications Corporation 11,403,619
66,893 Service Properties Trust 571,266
18,612 Summit Hotel Properties, Inc. 125,073
2,455 Tanger, Inc. 68,053
23,528 Terreno Realty Corporation 1,474,500
51,846 UDR, Inc. 1,985,183
3,837 Welltower, Inc. 345,982
Total 73,905,845
Utilities (0.4%)
20,384 AES Corporation 392,392
9,647 ALLETE, Inc. 590,011
2,235 Alliant Energy Corporation 114,656
31,618 American Electric Power
Company, Inc. 2,568,014
881 American Water Works Company,
Inc. 116,283
3,674 Artesian Resources Corporation 152,287
3,868 CenterPoint Energy, Inc. 110,509
20,209 Clearway Energy, Inc., Class A 516,946
26,500 Clearway Energy, Inc., Class C 726,895
8,586 Constellation Energy Corporation 1,003,618
8,983 Duke Energy Corporation 871,710
14,183 Entergy Corporation 1,435,178
129,390 Evergy, Inc. 6,754,158
1,808 NextEra Energy Partners, LP 54,981
230,094 NiSource, Inc. 6,108,996
40,362 Northwestern Energy Group, Inc. 2,054,022
5,684 OGE Energy Corporation 198,542
53,592 Portland General Electric
Company 2,322,677
9,906 Public Service Enterprise Group,
Inc. 605,752
11,472 Spire, Inc. 715,164
77,856 UGI Corporation 1,915,258
Total 29,328,049
Total Common Stock
(cost $1,387,862,241) 1,949,486,167
Principal
Amount Long-Term Fixed Income ( 10.0% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,f
844,128
720 East CLO I, Ltd.
850,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,e
854,906
275,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,e
277,334
Access Group, Inc.
68,058
5.952%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,e
66,987
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
e
430,326
Principal
Amount Long-Term Fixed Income (10.0%) Value
Asset-Backed Securities (0.2%) - continued
$ 675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
e
$ 607,416
Ares XL CLO, Ltd.
1,000,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,e
992,284
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e
501,704
Commonbond Student Loan Trust
67,927
5.970%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,e
66,371
Drive Auto Receivables Trust
550,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 521,982
Dryden 36 Senior Loan Fund
850,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,e
846,792
Foundation Finance Trust
372,960
1.270%,  5/15/2041, Ser.
2021-1A, Class A
e
333,509
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
e
1,024,794
Goodgreen
621,982
3.860%,  10/15/2054, Ser.
2019-1A, Class A
e
562,101
Home Partners of America Trust
1,202,799
2.302%,  12/17/2026, Ser.
2021-2, Class B
e
1,088,405
979,303
2.078%,  9/17/2041, Ser.
2021-1, Class C
e
805,742
Laurel Road Prime Student Loan
Trust
8,186
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
e
8,142
226,108
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,e
214,861
Longfellow Place CLO, Ltd.
519,474
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,e
519,223
National Collegiate Trust
252,291
5.765%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,e
244,549
Preston Ridge Partners Mortgage
Trust, LLC
634,446
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,e
632,236
Pretium Mortgage Credit Partners,
LLC
427,655
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
e,f
419,367
320,857
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,f
322,152
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
f
369,764

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Asset-Backed Securities (0.2%) - continued
Saxon Asset Securities Trust
$ 430,017
3.008%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 356,062
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
e,f
500,422
Vericrest Opportunity Loan
Transferee
435,116
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
e,f
420,709
303,269
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
e,f
292,855
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
e,f
386,407
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
e,f
313,546
Wind River CLO, Ltd.
625,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,e
624,966
Total 15,450,042
Basic Materials (0.1%)
Alcoa Nederland Holding BV
171,000 5.500%,  12/15/2027
e
166,662
Anglo American Capital plc
275,000 3.875%,  3/16/2029
e
257,929
ATI, Inc.
120,000 7.250%,  8/15/2030 124,847
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
e
157,310
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
e
160,463
Chemours Company
170,000 5.750%,  11/15/2028
e
161,926
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027
d
189,321
90,000 4.625%,  3/1/2029
e
83,175
Consolidated Energy Finance SA
317,000 5.625%,  10/15/2028
e
268,429
EIDP, Inc.
224,000 4.500%,  5/15/2026 223,124
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
e
266,851
FMC Corporation
227,000 5.150%,  5/18/2026 226,756
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
e
159,167
323,000 4.000%,  3/27/2027
e
313,657
219,000 6.125%,  10/6/2028
e
229,427
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,398
Hudbay Minerals, Inc.
202,000 4.500%,  4/1/2026
e
195,390
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
132,000 9.000%,  7/1/2028
e
126,218
Principal
Amount Long-Term Fixed Income (10.0%) Value
Basic Materials (0.1%) - continued
International Flavors & Fragrances,
Inc.
$ 269,000 1.230%,  10/1/2025
e
$ 248,997
Methanex Corporation
167,000 4.250%,  12/1/2024 164,272
Mineral Resources, Ltd.
36,000 9.250%,  10/1/2028
e
38,296
Mosaic Company
198,000 5.375%,  11/15/2028 202,069
Novelis Corporation
85,000 3.250%,  11/15/2026
e
80,019
100,000 4.750%,  1/30/2030
e
94,045
85,000 3.875%,  8/15/2031
e
74,905
Nutrien, Ltd.
112,000 4.900%,  3/27/2028 113,008
OCI NV
115,000 4.625%,  10/15/2025
e
112,014
Olin Corporation
245,000 5.125%,  9/15/2027 237,536
SCIL IV, LLC/SCIL USA Holdings,
LLC
184,000 5.375%,  11/1/2026
e
176,627
SNF Group SACA
166,000 3.375%,  3/15/2030
e
142,638
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
e
161,895
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
d,e
122,253
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
e
106,149
United States Steel Corporation
190,000 6.875%,  3/1/2029
d
194,381
Total 5,670,154
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
e
158,176
AECOM
280,000 5.125%,  3/15/2027 277,984
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
e
244,122
ARD Finance SA
56,000 6.500%,  6/30/2027
e
26,162
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
d,e
116,530
99,000 5.250%,  8/15/2027
d,e
76,910
Boeing Company
505,000 5.930%,  5/1/2060 522,922
234,000 5.040%,  5/1/2027 236,042
538,000 5.705%,  5/1/2040 556,257
Bombardier, Inc.
28,000 7.125%,  6/15/2026
e
27,869
184,000 7.875%,  4/15/2027
e
184,032
145,000 6.000%,  2/15/2028
e
141,270
Brand Industrial Services, Inc.
58,000 10.375%,  8/1/2030
e
61,337
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
e
135,191

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Capital Goods (0.2%) - continued
Canpack SA/Canpack US, LLC
$ 220,000 3.125%,  11/1/2025
e
$ 208,454
Carrier Global Corporation
300,000 2.700%,  2/15/2031 262,094
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
e
187,099
Clean Harbors, Inc.
237,000 6.375%,  2/1/2031
e
240,805
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
e
23,606
48,000 8.750%,  4/15/2030
e
44,754
CNH Industrial NV
154,000 3.850%,  11/15/2027 148,351
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
d,e
100,860
Covanta Holding Corporation
85,000 4.875%,  12/1/2029
e
74,264
CP Atlas Buyer, Inc.
165,000 7.000%,  12/1/2028
e
143,637
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 160,650
Emerald Debt Merger Sub, LLC
180,000 6.625%,  12/15/2030
e
183,847
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
e
129,415
248,000 3.500%,  9/1/2028
e
229,167
H&E Equipment Services, Inc.
313,000 3.875%,  12/15/2028
e
284,616
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
e
157,971
Howmet Aerospace, Inc.
391,000 3.000%,  1/15/2029 357,276
338,000 5.950%,  2/1/2037 352,813
Ingersoll Rand, Inc.
55,000 5.700%,  8/14/2033 58,190
John Deere Capital Corporation
183,000 4.950%,  7/14/2028 187,613
Lockheed Martin Corporation
261,000 4.500%,  5/15/2036 258,223
120,000 6.150%,  9/1/2036 135,961
Mauser Packaging Solutions
Holding Company
95,000 9.250%,  4/15/2027
e
93,248
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
e
84,960
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
e
92,011
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
e
175,672
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
e
200,321
Nordson Corporation
218,000 5.600%,  9/15/2028 226,021
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 394,778
OI European Group BV
184,000 4.750%,  2/15/2030
e
172,079
Principal
Amount Long-Term Fixed Income (10.0%) Value
Capital Goods (0.2%) - continued
Owens-Brockway Glass Container,
Inc.
$ 96,000 6.625%,  5/13/2027
e
$ 96,012
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
e
121,536
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 564,506
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
e
174,376
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026
e
284,106
Republic Services, Inc.
221,000 2.900%,  7/1/2026 212,152
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
e
125,858
Rolls-Royce plc
87,000 5.750%,  10/15/2027
e
87,149
RTX Corporation
68,000 6.400%,  3/15/2054 78,722
179,000 4.125%,  11/16/2028 174,878
375,000 4.450%,  11/16/2038 344,849
Sealed Air Corporation
149,000 6.125%,  2/1/2028
e
150,283
Silgan Holdings, Inc.
71,000 4.125%,  2/1/2028 67,808
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
e
173,444
Spirit AeroSystems, Inc.
118,000 9.750%,  11/15/2030
e
126,847
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
e
101,412
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
e
49,524
Textron, Inc.
320,000 3.375%,  3/1/2028 301,581
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
95,000 7.750%,  4/15/2026
e
95,598
Trane Technologies Financing, Ltd.
229,000 3.500%,  3/21/2026 222,549
TransDigm, Inc.
197,000 6.250%,  3/15/2026
e
196,660
308,000 5.500%,  11/15/2027 301,756
200,000 7.125%,  12/1/2031
e
209,583
Triumph Group, Inc.
153,000 9.000%,  3/15/2028
e
162,692
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 170,842
185,000 4.000%,  7/15/2030 170,403
Veralto Corporation
215,000 5.350%,  9/18/2028
e
219,988
Waste Management, Inc.
219,000 4.875%,  2/15/2034 223,389
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
e
105,875

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Capital Goods (0.2%) - continued
WESCO Distribution, Inc.
$ 230,000 7.250%,  6/15/2028
e
$ 236,400
Total 13,684,338
Collateralized Mortgage Obligations (0.4%)
Banc of America Alternative Loan
Trust
11,616
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 10,057
BINOM Securitization Trust
478,561
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,e
413,225
CHNGE Mortgage Trust
822,420
7.100%,  7/25/2058, Ser.
2023-3, Class A1
e,f
828,662
911,474
6.000%,  10/25/2057, Ser.
2022-4, Class A1
e,f
907,967
Citicorp Mortgage Securities, Inc.
525,560
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 463,322
Citigroup Mortgage Loan Trust,
Inc.
1,897
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,874
COLT Mortgage Loan Trust
929,515
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,e
787,414
Countrywide Alternative Loan Trust
296,267
4.014%,  10/25/2035, Ser.
2005-43, Class 4A1
b
239,453
581,420
7.000%,  10/25/2037, Ser.
2007-24, Class A10 215,233
Countrywide Home Loans, Inc.
149,612
5.750%,  4/25/2037, Ser.
2007-3, Class A27 69,892
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,e
439,008
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,e
785,818
425,569
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,e
420,880
429,877
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,e
355,473
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
64,059
6.000%,  1/25/2024, Ser.
2006-AR5, Class 23A 34,270
Federal Home Loan Mortgage
Corporation - REMIC
1,023,848
4.000%,  1/25/2051, Ser.
5249, Class LA 992,785
849,654
4.000%,  9/25/2052, Ser.
5256, Class A 814,216
289,836
3.000%,  2/15/2033, Ser.
4170, Class IG
g
23,405
623,994
3.000%,  3/15/2033, Ser.
4180, Class PI
g
61,083
1,192,866
4.500%,  10/15/2033, Ser.
2695, Class BH 1,175,628
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 796,830
Principal
Amount Long-Term Fixed Income (10.0%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Federal National Mortgage
Association - REMIC
$ 1,277,623
4.500%,  6/25/2052, Ser.
2022-43, Class MA $ 1,247,802
762,205
4.000%,  7/25/2052, Ser.
2022-37, Class PE 735,866
1,277,672
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 978,394
607,540
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
20,922
2,054,251
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,059,578
1,187,993
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,170,230
Flagstar Mortgage Trust
542,985
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,e
465,856
GCAT Trust
758,116
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,e
655,794
GS Mortgage-Backed Securities
Trust
974,181
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,e
829,691
J.P. Morgan Mortgage Trust
1,062,882
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,e
870,400
722,839
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,e
588,179
LHOME Mortgage Trust
37,088
3.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,e
36,946
165,513
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
e,f
164,053
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
e,f
550,419
Mello Mortgage Capital
Acceptance
1,049,227
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,e
857,907
Merrill Lynch Alternative Note
Asset Trust
146,118
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 55,060
New Residential Mortgage Loan
Trust
2,062,915
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,e
1,689,333
New York Mortgage Trust
622,445
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
e,f
617,303
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,e
453,415
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
e,f
1,581,762
Residential Accredit Loans, Inc.
Trust
224,377
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 190,752

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Residential Funding Mortgage
Security I Trust
$ 56,201
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 42,976
ROC Securities Trust Series
801,629
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,e
789,940
Sequoia Mortgage Trust
159,485
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
b
108,735
Toorak Mortgage Corporation, Ltd.
552,042
3.240%,  6/25/2024, Ser.
2021-1, Class A1
e
540,705
TRK Trust
747,122
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,e
631,816
Vericrest Opportunity Loan
Transferee
451,675
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
e,f
439,123
Verus Securitization Trust
429,442
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,e
363,233
750,000
6.259%,  12/25/2068, Ser.
2023-8, Class A1
e,f
755,316
200,000
6.664%,  12/25/2068, Ser.
2023-8, Class A2
e,f
201,406
Total 29,529,407
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
16,436,433
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
439,218
BANK5 2023-5YR2
800,000
7.140%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
833,424
BBCMS Mortgage Trust
8,066,103
0.717%,  2/15/2055, Ser.
2022-C14, Class XA
b,g
318,705
6,981,258
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
534,613
6,843,674
1.824%,  10/15/2053, Ser.
2020-C8, Class XA
b,g
579,188
BFLD Trust
400,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,e
200,948
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,h
2,472,604
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,h
1,633,449
3,100,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
2,898,902
500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,h
473,623
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,h
2,669,126
Principal
Amount Long-Term Fixed Income (10.0%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
$ 1,750,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,h
$ 1,668,889
2,200,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,h
2,210,637
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,700,000
5.150%,  3/25/2034, Ser.
K162, Class A2
e
3,899,142
MIRA Trust
1,000,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
e
1,030,675
Morgan Stanley Capital I Trust
7,109,722
1.832%,  7/15/2053, Ser.
2020-HR8, Class XA
b,g
638,370
SCOTT Trust
1,150,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
e
1,155,122
Total 23,656,635
Communications Services (0.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
e
78,085
Altice Financing SA
140,000 5.750%,  8/15/2029
e
124,237
Altice France SA/France
110,000 8.125%,  2/1/2027
e
101,401
94,000 5.125%,  7/15/2029
e
73,134
182,000 5.500%,  10/15/2029
e
142,711
AMC Networks, Inc.
70,000 4.750%,  8/1/2025 68,167
230,000 4.250%,  2/15/2029 175,503
American Tower Corporation
130,000 3.375%,  10/15/2026 124,529
215,000 5.800%,  11/15/2028 223,346
291,000 2.900%,  1/15/2030 258,962
136,000 5.650%,  3/15/2033 141,329
AT&T, Inc.
337,000 3.650%,  6/1/2051 253,784
451,000 3.500%,  9/15/2053 327,294
222,000 2.300%,  6/1/2027 206,059
450,000 4.350%,  3/1/2029
d
444,109
227,000 5.400%,  2/15/2034 234,111
459,000 4.900%,  8/15/2037 443,314
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.500%,  5/1/2026
e
218,535
290,000 5.125%,  5/1/2027
e
280,189
116,000 5.000%,  2/1/2028
e
110,987
18,000 6.375%,  9/1/2029
e
17,751
103,000 4.250%,  2/1/2031
e
90,015
445,000 4.750%,  2/1/2032
e
392,472
155,000 4.250%,  1/15/2034
e
125,957
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
149,000 6.150%,  11/10/2026 152,327
335,000 4.200%,  3/15/2028 321,777
650,000 3.500%,  6/1/2041 459,425

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
Cimpress plc
$ 120,000 7.000%,  6/15/2026 $ 117,300
Clear Channel Outdoor Holdings,
Inc.
94,000 7.500%,  6/1/2029
d,e
78,158
Clear Channel Worldwide
Holdings, Inc.
344,000 5.125%,  8/15/2027
d,e
328,378
Comcast Corporation
337,000 5.350%,  5/15/2053 348,451
247,000 2.887%,  11/1/2051 167,084
220,000 4.250%,  10/15/2030 216,828
285,000 4.400%,  8/15/2035 274,825
490,000 4.750%,  3/1/2044 463,920
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
e
91,449
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
e
132,500
213,000 6.500%,  2/1/2029
e
187,994
296,000 4.125%,  12/1/2030
e
225,182
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 674,441
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
333,000 5.875%,  8/15/2027
e
312,879
Discovery Communications, LLC
373,000 4.900%,  3/11/2026 371,926
DISH DBS Corporation
62,000 5.875%,  11/15/2024 58,141
78,000 5.250%,  12/1/2026
e
66,826
62,000 7.375%,  7/1/2028 37,062
108,000 5.750%,  12/1/2028
e
86,141
95,000 5.125%,  6/1/2029 48,962
DISH Network Corporation
98,000 11.750%,  11/15/2027
e
102,298
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
e
206,746
137,000 6.750%,  5/1/2029
d,e
122,506
45,000 8.750%,  5/15/2030
e
46,292
GCI, LLC
170,000 4.750%,  10/15/2028
e
155,973
Gray Escrow II, Inc.
229,000 5.375%,  11/15/2031
e
172,780
Gray Television, Inc.
210,000 4.750%,  10/15/2030
e
158,077
iHeartCommunications, Inc.
106,000 6.375%,  5/1/2026
d
90,373
Iliad Holding SASU
221,000 6.500%,  10/15/2026
e
220,568
Lamar Media Corporation
97,000 3.625%,  1/15/2031 86,184
LCPR Senior Secured Financing
DAC
238,000 6.750%,  10/15/2027
e
233,111
Level 3 Financing, Inc.
277,000 4.625%,  9/15/2027
e
166,200
140,000 4.250%,  7/1/2028
e
69,300
85,000 10.500%,  5/15/2030
d,e
82,423
Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
McGraw-Hill Education, Inc.
$ 132,000 5.750%,  8/1/2028
e
$ 127,281
36,000 8.000%,  8/1/2029
e
33,480
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 182,084
186,000 4.800%,  5/15/2030 190,437
378,000 3.850%,  8/15/2032 359,531
Netflix, Inc.
130,000 5.875%,  11/15/2028 136,862
254,000 5.375%,  11/15/2029
e
262,412
230,000 4.875%,  6/15/2030
e
232,887
News Corporation
171,000 3.875%,  5/15/2029
e
157,229
NTT Finance Corporation
268,000 4.372%,  7/27/2027
e
265,393
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 193,978
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
72,000 4.625%,  3/15/2030
e
64,188
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
e
131,755
Radiate Holdco, LLC/Radiate
Finance, Inc.
120,000 6.500%,  9/15/2028
e
58,798
Scripps Escrow II, Inc.
68,000 3.875%,  1/15/2029
e
60,141
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
e
275,308
115,000 4.000%,  7/15/2028
e
106,357
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 698,593
Take-Two Interactive Software, Inc.
222,000 4.950%,  3/28/2028 223,645
TEGNA, Inc.
186,000 4.625%,  3/15/2028 173,737
Telecom Italia Capital SA
54,000 6.000%,  9/30/2034 51,283
Telecom Italia SPA/Milano
75,000 5.303%,  5/30/2024
e
74,651
Telesat Canada/Telesat, LLC
85,000 4.875%,  6/1/2027
e
50,233
45,000 6.500%,  10/15/2027
e
21,035
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 408,313
315,000 4.375%,  4/15/2040 284,219
United States Cellular Corporation
87,000 6.700%,  12/15/2033 88,655
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
230,000 4.750%,  4/15/2028
e
198,236
Univision Communications, Inc.
90,000 6.625%,  6/1/2027
e
89,755
97,000 4.500%,  5/1/2029
d,e
86,548
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 220,909
725,000 2.650%,  11/20/2040 522,377
492,000 3.400%,  3/22/2041 391,652
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
e
64,361

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Communications Services (0.3%) - continued
Virgin Media Secured Finance plc
$ 149,000 5.500%,  5/15/2029
e
$ 143,970
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
e
207,454
Warnermedia Holdings, Inc.
394,000 5.141%,  3/15/2052 338,192
338,000 4.054%,  3/15/2029 320,691
338,000 5.050%,  3/15/2042 297,974
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
e
49,219
Total 19,634,611
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
e
238,770
Adient Global Holdings, Ltd.
95,000 4.875%,  8/15/2026
e
92,897
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
85,000 6.625%,  7/15/2026
e
84,554
105,000 6.000%,  6/1/2029
e
85,606
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
e
222,727
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
d,e
85,704
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 265,389
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
d
361,455
American Honda Finance
Corporation
217,000 5.650%,  11/15/2028 227,107
218,000 5.850%,  10/4/2030 232,366
Arko Corporation
109,000 5.125%,  11/15/2029
e
94,313
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
e
124,495
60,000 4.625%,  4/1/2030
e
53,747
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
e
142,263
Boyne USA, Inc.
66,000 4.750%,  5/15/2029
e
62,066
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
160,000 6.250%,  9/15/2027
e
155,022
Caesars Entertainment, Inc.
288,000 6.250%,  7/1/2025
e
288,783
50,000 8.125%,  7/1/2027
e
51,255
175,000 4.625%,  10/15/2029
e
157,851
Carnival Corporation
80,000 7.625%,  3/1/2026
e
81,446
332,000 5.750%,  3/1/2027
e
323,844
70,000 4.000%,  8/1/2028
e
65,082
Cedar Fair, LP
140,000 5.250%,  7/15/2029
d
132,071
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
Churchill Downs, Inc.
$ 140,000 4.750%,  1/15/2028
e
$ 134,175
71,000 6.750%,  5/1/2031
e
72,060
Cinemark USA, Inc.
201,000 5.875%,  3/15/2026
e
196,731
Clarios Global, LP/Clarios US
Finance Company, Inc.
110,000 8.500%,  5/15/2027
e
110,383
178,000 6.750%,  5/15/2028
e
181,598
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 69,032
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
e
358,762
Expedia Group, Inc.
587,000 3.250%,  2/15/2030 538,107
Ford Motor Company
312,000 3.250%,  2/12/2032 259,492
Ford Motor Credit Company, LLC
425,000 2.300%,  2/10/2025 408,710
275,000 2.700%,  8/10/2026 254,702
328,000 2.900%,  2/10/2029 287,265
200,000 7.350%,  3/6/2030 214,860
258,000 7.122%,  11/7/2033 277,978
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
e
138,123
General Motors Company
325,000 6.125%,  10/1/2025 329,367
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 210,746
350,000 5.800%,  1/7/2029 358,177
GLP Capital, LP
467,000 5.750%,  6/1/2028 471,194
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029
d
103,931
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
d,e
138,904
Hilton Domestic Operating
Company, Inc.
223,000 4.875%,  1/15/2030 216,122
71,000 3.625%,  2/15/2032
e
61,962
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
115,000 5.000%,  6/1/2029
e
106,093
Home Depot, Inc.
275,000 5.400%,  9/15/2040 289,255
336,000 4.250%,  4/1/2046 303,532
315,000 3.900%,  6/15/2047 270,903
Hyundai Capital America
216,000 6.250%,  11/3/2025
e
219,171
475,000 1.800%,  1/10/2028
e
416,468
International Game Technology plc
200,000 5.250%,  1/15/2029
e
195,840
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
e
91,180
KB Home
195,000 4.800%,  11/15/2029 186,323
Kohl's Corporation
170,000 4.625%,  5/1/2031 133,450

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
L Brands, Inc.
$ 260,000 6.625%,  10/1/2030
e
$ 265,734
80,000 6.875%,  11/1/2035 81,003
Lennar Corporation
322,000 4.750%,  5/30/2025 319,885
Light & Wonder International, Inc.
200,000 7.250%,  11/15/2029
e
204,782
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 234,847
548,000 2.625%,  4/1/2031 479,521
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
d,e
148,790
Marriott International, Inc./MD
421,000 4.625%,  6/15/2030 413,419
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
e
129,303
McDonald's Corporation
325,000 4.450%,  3/1/2047 297,203
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
d,e
90,917
NCL Corporation, Ltd.
66,000 3.625%,  12/15/2024
e
64,116
79,000 5.875%,  3/15/2026
e
77,195
156,000 5.875%,  2/15/2027
e
154,653
Nissan Motor Acceptance
Company, LLC
316,000 1.125%,  9/16/2024
e
304,789
Nissan Motor Company, Ltd.
62,000 3.522%,  9/17/2025
e
59,684
65,000 4.345%,  9/17/2027
e
62,178
80,000 4.810%,  9/17/2030
e
74,793
Nordstrom, Inc.
57,000 4.375%,  4/1/2030 49,583
81,000 4.250%,  8/1/2031 67,390
PENN Entertainment, Inc.
160,000 4.125%,  7/1/2029
d,e
136,800
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
e
197,985
130,000 7.750%,  2/15/2029
e
126,466
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
e
300,620
132,000 6.250%,  1/15/2028
d,e
131,230
Raising Cane's Restaurants, LLC
71,000 9.375%,  5/1/2029
e
75,770
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
169,000 5.750%,  1/15/2029
d,e
131,341
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
e
287,830
127,000 9.250%,  1/15/2029
e
136,604
110,000 7.250%,  1/15/2030
e
114,882
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
e
37,817
SeaWorld Parks and
Entertainment, Inc.
108,000 5.250%,  8/15/2029
e
100,960
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
e
55,238
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Cyclical (0.3%) - continued
Staples, Inc.
$ 137,000 7.500%,  4/15/2026
e
$ 127,469
86,000 10.750%,  4/15/2027
e
62,662
Station Casinos, LLC
122,000 4.625%,  12/1/2031
d,e
110,004
Tapestry, Inc.
245,000 7.350%,  11/27/2028 257,004
Target Corporation
337,000 2.950%,  1/15/2052 241,064
Tenneco, Inc.
120,000 8.000%,  11/17/2028
e
102,450
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
e
37,088
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
e
120,301
VICI Properties, LP/VICI Note
Company, Inc.
343,000 4.625%,  6/15/2025
e
336,912
267,000 5.750%,  2/1/2027
e
267,792
182,000 3.750%,  2/15/2027
e
171,800
158,000 4.125%,  8/15/2030
e
143,926
Victoria's Secret & Company
70,000 4.625%,  7/15/2029
e
58,471
Viking Cruises, Ltd.
232,000 5.875%,  9/15/2027
e
223,880
Volkswagen Group of America
Finance, LLC
283,000 4.350%,  6/8/2027
e
277,356
Wabash National Corporation
175,000 4.500%,  10/15/2028
e
157,905
Walmart, Inc.
336,000 4.500%,  9/9/2052 326,734
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
e
84,164
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
e
203,557
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
e
102,316
Total 20,059,592
Consumer Non-Cyclical (0.4%)
1375209 B.C., Ltd.
58,000 9.000%,  1/30/2028
e
56,556
Abbott Laboratories
284,000 4.750%,  11/30/2036 290,893
AbbVie, Inc.
538,000 4.300%,  5/14/2036 515,308
165,000 4.850%,  6/15/2044 160,601
AdaptHealth, LLC
218,000 4.625%,  8/1/2029
e
168,242
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
226,000 4.625%,  1/15/2027
e
219,718
264,000 3.500%,  3/15/2029
e
239,707
Altria Group, Inc.
216,000 6.875%,  11/1/2033 237,750
Amgen, Inc.
315,000 4.200%,  2/22/2052 266,595
335,000 5.250%,  3/2/2030 344,379

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 335,000 5.600%,  3/2/2043 $ 346,159
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
516,000 4.700%,  2/1/2036 514,316
Anheuser-Busch InBev Worldwide,
Inc.
633,000 4.375%,  4/15/2038 600,289
336,000 5.550%,  1/23/2049 361,069
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 265,089
AstraZeneca plc
580,000 3.000%,  5/28/2051
d
433,260
B&G Foods, Inc.
73,000 5.250%,  9/15/2027
d
66,317
154,000 8.000%,  9/15/2028
d,e
161,707
BAT Capital Corporation
112,000 7.750%,  10/19/2032 126,434
215,000 7.079%,  8/2/2043 228,295
Bausch & Lomb Escrow
Corporation
36,000 8.375%,  10/1/2028
e
37,978
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
e
60,375
92,000 4.875%,  6/1/2028
e
55,406
165,000 11.000%,  9/30/2028
e
119,952
Baxter International, Inc.
325,000 3.132%,  12/1/2051
d
223,480
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 127,905
375,000 3.700%,  6/6/2027 363,392
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
e
104,532
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 454,921
Cargill, Inc.
329,000 3.125%,  5/25/2051
e
240,758
Catalent Pharma Solutions, Inc.
121,000 3.125%,  2/15/2029
e
105,890
Central Garden & Pet Company
220,000 4.125%,  10/15/2030
d
200,098
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
e
18,910
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
e
162,657
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
e
121,716
42,000 8.000%,  12/15/2027
e
40,533
178,000 6.000%,  1/15/2029
e
160,223
74,000 5.250%,  5/15/2030
e
61,890
77,000 4.750%,  2/15/2031
e
60,532
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 255,220
160,000 2.875%,  5/1/2030 143,308
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
e
204,115
120,000 6.625%,  7/15/2030
e
123,277
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
CVS Health Corporation
$ 505,000 5.625%,  2/21/2053 $ 511,871
252,000 5.125%,  2/21/2030 255,908
465,000 4.875%,  7/20/2035 456,885
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
e
117,750
Eli Lilly & Company
168,000 4.950%,  2/27/2063 174,020
Embecta Corporation
56,000 6.750%,  2/15/2030
e
48,720
Encompass Health Corporation
240,000 4.500%,  2/1/2028 229,622
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
e
175,651
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
e
95,508
General Mills, Inc.
90,000 4.950%,  3/29/2033
d
91,242
Grifols SA
168,000 4.750%,  10/15/2028
d,e
152,354
HCA, Inc.
401,000 3.500%,  9/1/2030 363,517
HLF Financing SARL, LLC/
Herbalife International, Inc.
293,000 4.875%,  6/1/2029
e
230,067
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
e
513,115
Jazz Securities DAC
97,000 4.375%,  1/15/2029
e
90,347
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
219,000 6.750%,  3/15/2034
e
230,745
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
113,000 4.375%,  2/2/2052 84,122
227,000 5.500%,  1/15/2030 223,090
373,000 3.000%,  5/15/2032 303,682
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 253,935
Kraft Heinz Foods Company
241,000 3.875%,  5/15/2027 236,378
80,000 5.200%,  7/15/2045 78,251
360,000 4.375%,  6/1/2046 314,204
Lamb Weston Holdings, Inc.
102,000 4.125%,  1/31/2030
e
94,037
Legacy LifePoint Health, LLC
72,000 4.375%,  2/15/2027
e
66,473
LifePoint Health, Inc.
73,000 11.000%,  10/15/2030
e
76,880
Mattel, Inc.
227,000 3.375%,  4/1/2026
e
215,869
282,000 5.450%,  11/1/2041 253,968
Medtronic, Inc.
338,000 4.375%,  3/15/2035 329,854
ModivCare Escrow Issuer, Inc.
60,000 5.000%,  10/1/2029
e
49,040
ModivCare, Inc.
48,000 5.875%,  11/15/2025
e
47,400

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
Mozart Debt Merger Sub, Inc.
$ 151,000 3.875%,  4/1/2029
e
$ 136,526
119,000 5.250%,  10/1/2029
e
112,167
Newell Brands, Inc.
360,000 5.200%,  4/1/2026 355,036
Organon & Company/Organon
Foreign Debt Co-Issuer BV
167,000 4.125%,  4/30/2028
e
153,717
99,000 5.125%,  4/30/2031
e
84,630
Owens & Minor, Inc.
163,000 6.625%,  4/1/2030
d,e
155,634
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 198,989
Perrigo Finance Unlimited
Company
87,000 4.375%,  3/15/2026 84,120
99,000 3.150%,  6/15/2030 90,050
Pfizer Investment Enterprises Pte,
Ltd.
504,000 5.300%,  5/19/2053 514,526
168,000 4.750%,  5/19/2033 168,377
217,000 5.110%,  5/19/2043 216,228
Philip Morris International, Inc.
161,000 4.875%,  2/13/2026 161,563
211,000 5.125%,  11/17/2027 214,759
218,000 5.500%,  9/7/2030 225,932
336,000 5.375%,  2/15/2033 344,637
Post Holdings, Inc.
140,000 4.500%,  9/15/2031
e
125,460
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
e
132,681
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
72,000 9.750%,  12/1/2026
e
71,430
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 505,275
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
e
304,210
Scotts Miracle-Gro Company
67,000 4.500%,  10/15/2029 59,530
SEG Holding, LLC
250,000 5.625%,  10/15/2028
e
250,938
Simmons Foods, Inc.
184,000 4.625%,  3/1/2029
e
159,193
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
e
95,413
120,000 5.500%,  7/15/2030
e
116,444
115,000 3.875%,  3/15/2031
d,e
104,650
Star Parent, Inc.
120,000 9.000%,  10/1/2030
e
126,462
Sysco Corporation
338,000 6.600%,  4/1/2040 378,096
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 239,555
Teleflex, Inc.
155,000 4.250%,  6/1/2028
e
146,907
Tenet Healthcare Corporation
440,000 5.125%,  11/1/2027 430,122
110,000 6.125%,  10/1/2028
d
109,689
Principal
Amount Long-Term Fixed Income (10.0%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 144,000 6.750%,  5/15/2031
e
$ 147,175
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 121,293
Thermo Fisher Scientific, Inc.
154,000 5.000%,  12/5/2026 156,312
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028 168,187
Utah Acquisition Sub, Inc.
218,000 3.950%,  6/15/2026 210,674
Viterra Finance BV
273,000 3.200%,  4/21/2031
e
235,263
Wyeth, LLC
225,000 6.500%,  2/1/2034 253,655
Zoetis, Inc.
468,000 4.700%,  2/1/2043 447,594
Total 23,727,356
Energy (0.3%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
e
119,210
Antero Resources Corporation
64,000 5.375%,  3/1/2030
e
61,341
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
e
187,150
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
e
123,154
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 434,309
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 146,475
Callon Petroleum Company
111,000 7.500%,  6/15/2030
d,e
111,946
Canadian Natural Resources, Ltd.
137,000 2.950%,  7/15/2030 120,783
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 857,951
Chesapeake Energy Corporation
91,000 6.750%,  4/15/2029
e
91,847
Chord Energy Corporation
90,000 6.375%,  6/1/2026
e
90,000
Civitas Resources, Inc.
54,000 8.375%,  7/1/2028
e
56,373
42,000 8.625%,  11/1/2030
e
44,550
152,000 8.750%,  7/1/2031
e
161,811
CNX Resources Corporation
69,000 6.000%,  1/15/2029
e
66,146
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
e
226,031
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
e
56,871
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
e
117,086
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
e
362,521

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 133,000 5.500%,  6/15/2031
e
$ 126,031
Crescent Energy Finance, LLC
132,000 9.250%,  2/15/2028
e
136,959
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
e
49,085
Diamondback Energy, Inc.
218,000 3.125%,  3/24/2031 193,764
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
e
90,158
70,000 4.375%,  6/15/2031
e
63,142
Enbridge, Inc.
161,000 5.900%,  11/15/2026 165,300
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
e
93,571
Energy Transfer, LP
261,000 4.000%,  10/1/2027 251,264
265,000 4.900%,  3/15/2035 252,233
250,000 5.150%,  2/1/2043 222,323
400,000 6.000%,  6/15/2048 402,970
EnLink Midstream Partners, LP
222,000 4.850%,  7/15/2026 217,492
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 222,284
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
e
306,184
EQT Corporation
187,000 6.125%,  2/1/2025 187,832
337,000 3.900%,  10/1/2027 322,390
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 411,843
Ferrellgas, LP/Ferrellgas Finance
Corporation
135,000 5.375%,  4/1/2026
e
132,117
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 199,562
Halliburton Company
300,000 4.850%,  11/15/2035 295,254
225,000 5.000%,  11/15/2045 218,362
Harvest Midstream, LP
147,000 7.500%,  9/1/2028
e
146,130
Hess Midstream Operations, LP
118,000 5.625%,  2/15/2026
e
117,136
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
e
222,110
112,000 6.250%,  4/15/2032
e
107,734
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
e
176,019
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
e
132,696
Laredo Petroleum, Inc.
206,000 7.750%,  7/31/2029
e
196,957
Magellan Midstream Partners, LP
177,000 5.000%,  3/1/2026 176,620
Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
MEG Energy Corporation
$ 156,000 5.875%,  2/1/2029
e
$ 151,576
MPLX, LP
287,000 4.875%,  6/1/2025 285,114
449,000 4.950%,  9/1/2032 439,342
82,000 5.000%,  3/1/2033 80,327
Murphy Oil Corporation
71,000 5.875%,  12/1/2027 70,639
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
e
197,048
National Fuel Gas Company
404,000 5.500%,  1/15/2026 404,438
New Fortress Energy, Inc.
80,000 6.750%,  9/15/2025
e
79,362
Noble Finance II, LLC
119,000 8.000%,  4/15/2030
e
123,826
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
e
124,992
Northriver Midstream Finance, LP
58,000 5.625%,  2/15/2026
e
56,228
NuStar Logistics, LP
106,000 5.750%,  10/1/2025 105,331
Occidental Petroleum Corporation
541,000 7.875%,  9/15/2031 615,420
Ovintiv, Inc.
390,000 5.375%,  1/1/2026 390,007
217,000 6.250%,  7/15/2033 224,328
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 93,458
Permian Resources Operating,
LLC
176,000 7.000%,  1/15/2032
e
181,574
Phillips 66 Company
251,000 4.950%,  12/1/2027 253,108
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
e
130,185
Range Resources Corporation
97,000 4.750%,  2/15/2030
e
89,666
Rockcliff Energy II, LLC
127,000 5.500%,  10/15/2029
e
120,029
Rockies Express Pipeline, LLC
92,000 4.950%,  7/15/2029
e
87,968
SM Energy Company
40,000 6.625%,  1/15/2027 39,774
105,000 6.500%,  7/15/2028 105,048
Southwestern Energy Company
132,000 5.375%,  3/15/2030 128,892
83,000 4.750%,  2/1/2032 76,793
Suncor Energy, Inc.
403,000 7.150%,  2/1/2032 449,276
Sunoco, LP/Sunoco Finance
Corporation
285,000 5.875%,  3/15/2028 284,620
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
e
205,067
Targa Resources Corporation
394,000 4.200%,  2/1/2033 362,257

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Energy (0.3%) - continued
Teine Energy, Ltd.
$ 150,000 6.875%,  4/15/2029
e
$ 140,833
Transocean, Inc.
140,000 11.500%,  1/30/2027
e
146,300
165,300 8.750%,  2/15/2030
e
172,699
USA Compression Partners, LP/
USA Compression Finance
Corporation
161,000 6.875%,  4/1/2026 160,321
Valaris, Ltd.
120,000 8.375%,  4/30/2030
e
122,945
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
e
140,631
139,000 6.250%,  1/15/2030
e
138,248
95,000 4.125%,  8/15/2031
e
83,696
Venture Global LNG, Inc.
244,000 8.375%,  6/1/2031
e
243,874
117,000 9.875%,  2/1/2032
e
121,872
Weatherford International, Ltd.
107,000 8.625%,  4/30/2030
e
111,714
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 228,726
112,000 6.150%,  4/1/2033 116,353
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 217,818
500,000 7.500%,  1/15/2031 565,346
Total 17,938,146
Financials (0.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
42,000 6.000%,  8/1/2029
e
38,163
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
243,000 3.500%,  1/15/2025 237,491
247,000 6.100%,  1/15/2027 252,270
375,000 3.875%,  1/23/2028 357,367
250,000 3.400%,  10/29/2033 214,668
Air Lease Corporation
576,000 3.000%,  2/1/2030 511,009
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
e
295,693
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
81,000 6.750%,  10/15/2027
e
80,714
Ally Financial, Inc.
285,000 5.750%,  11/20/2025 283,224
460,000 8.000%,  11/1/2031 503,930
31,000 6.700%,  2/14/2033 31,037
American Homes 4 Rent, LP
376,000 2.375%,  7/15/2031 310,160
American International Group, Inc.
453,000 5.125%,  3/27/2033 459,695
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
e
127,853
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,e
225,725
Ares Capital Corporation
173,000 3.250%,  7/15/2025 165,738
425,000 3.875%,  1/15/2026 408,277
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
$ 145,000 2.150%,  7/15/2026 $ 132,178
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 63,006
Associated Banc-Corp
275,000 4.250%,  1/15/2025 270,159
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
b,e
427,329
Avolon Holdings Funding, Ltd.
197,000 5.250%,  5/15/2024
e
195,921
125,000 4.250%,  4/15/2026
e
120,727
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
e
249,594
Banco Santander SA
400,000 4.175%,  3/24/2028
b
384,936
Bank of America Corporation
403,000 5.080%,  1/20/2027
b
402,112
275,000 1.734%,  7/22/2027
b
251,942
350,000 3.824%,  1/20/2028
b
336,274
196,000 5.202%,  4/25/2029
b
197,213
230,000 2.087%,  6/14/2029
b
202,703
500,000 2.496%,  2/13/2031
b
429,358
650,000 1.922%,  10/24/2031
b
527,703
338,000 2.972%,  2/4/2033
b
287,577
676,000 4.571%,  4/27/2033
b
644,351
324,000 5.872%,  9/15/2034
b
339,154
450,000 3.846%,  3/8/2037
b
395,103
Bank of Montreal
90,000 5.266%,  12/11/2026 91,237
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
b
227,309
Bank of Nova Scotia
105,000 4.850%,  2/1/2030 104,819
Barclays plc
333,000 6.496%,  9/13/2027
b
342,357
475,000 4.972%,  5/16/2029
b
466,293
335,000 5.746%,  8/9/2033
b
338,924
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 314,407
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 328,908
Blue Owl Capital Corporation II
164,000 8.450%,  11/15/2026
e
168,960
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 266,369
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
e
108,749
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,e
479,249
BPCE SA
440,000 3.500%,  10/23/2027
e
411,853
Bread Financial Holdings, Inc.
70,000 9.750%,  3/15/2029
e
72,567
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
42,000 4.500%,  4/1/2027
e
37,800

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
Burford Capital Global Finance,
LLC
$ 145,000 9.250%,  7/1/2031
e
$ 154,106
Camden Property Trust
278,000 3.150%,  7/1/2029 256,101
Canadian Imperial Bank of
Commerce
336,000 5.001%,  4/28/2028 337,978
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 490,180
300,000 2.636%,  3/3/2026
b
287,456
Castlelake Aviation Finance DAC
63,000 5.000%,  4/15/2027
e
58,979
Centene Corporation
543,000 2.625%,  8/1/2031 450,539
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 488,710
220,000 6.136%,  8/24/2034
b
231,897
Chubb INA Holdings, Inc.
220,000 4.350%,  11/3/2045 206,577
Citigroup, Inc.
209,000 0.981%,  5/1/2025
b
205,453
535,000 4.400%,  6/10/2025 528,079
348,000 3.200%,  10/21/2026 331,829
520,000 3.668%,  7/24/2028
b
495,575
236,000 4.125%,  7/25/2028 226,621
175,000 3.520%,  10/27/2028
b
165,509
478,000 4.910%,  5/24/2033
b
467,993
284,000 6.174%,  5/25/2034
b
293,876
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
b,e
453,945
Corebridge Financial, Inc.
169,000 4.350%,  4/5/2042 143,236
Credit Acceptance Corporation
164,000 9.250%,  12/15/2028
e
174,816
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,e,i
298,234
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,e,i,j
40,250
Danske Bank AS
200,000 0.976%,  9/10/2025
b,e
193,416
Deutsche Bank AG/New York, NY
239,000 6.819%,  11/20/2029
b
251,630
500,000 3.729%,  1/14/2032
b
419,080
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
457,515
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
e
229,974
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 270,213
300,000 4.625%,  5/15/2042 278,412
Enact Holdings, Inc.
91,000 6.500%,  8/15/2025
e
90,718
EPR Properties
190,000 4.950%,  4/15/2028 180,124
Fifth Third Bancorp
177,000 6.339%,  7/27/2029
b
184,289
First Horizon Bank
115,000 5.750%,  5/1/2030
d
108,425
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
First Horizon National Corporation
$ 460,000 4.000%,  5/26/2025 $ 444,880
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 192,286
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
e
242,172
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
e
111,641
60,000 9.750%,  8/1/2027
e
62,400
43,000 5.500%,  5/1/2028
e
41,351
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
e
58,230
48,000 12.000%,  10/1/2028
e
52,422
FS KKR Capital Corporation
299,000 4.250%,  2/14/2025
e
291,092
450,000 3.400%,  1/15/2026 425,823
GGAM Finance, Ltd.
119,000 7.750%,  5/15/2026
e
120,785
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
227,000 3.750%,  12/15/2027
e
189,684
goeasy, Ltd.
94,000 9.250%,  12/1/2028
e
100,389
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
b
290,913
322,000 6.484%,  10/24/2029
b
341,657
120,000 1.992%,  1/27/2032
b
96,959
1,015,000 3.102%,  2/24/2033
b
871,291
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 84,959
Highwoods Realty, LP
215,000 7.650%,  2/1/2034 231,943
HSBC Holdings plc
750,000 3.803%,  3/11/2025
b
746,922
400,000 2.999%,  3/10/2026
b
387,823
425,000 3.900%,  5/25/2026 413,711
300,000 5.402%,  8/11/2033
b
301,300
HUB International, Ltd.
205,000 5.625%,  12/1/2029
e
195,564
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
122,000 6.375%,  12/15/2025 119,771
135,000 5.250%,  5/15/2027 121,260
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 199,147
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 224,405
J.P. Morgan Chase & Company
375,000 1.040%,  2/4/2027
b
344,648
384,000 1.578%,  4/22/2027
b
354,364
450,000 2.947%,  2/24/2028
b
423,378
675,000 4.203%,  7/23/2029
b
655,912
400,000 2.522%,  4/22/2031
b
345,895
400,000 1.953%,  2/4/2032
b
325,158
450,000 4.586%,  4/26/2033
b
434,765
337,000 4.912%,  7/25/2033
b
333,202
267,000 3.882%,  7/24/2038
b
236,346

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 49,000 5.000%,  8/15/2028
e
$ 43,859
KeyBank NA/Cleveland, OH
188,000 5.000%,  1/26/2033 175,750
KeyCorp
162,000 3.878%,  5/23/2025
b
158,380
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 99,901
Kimco Realty OP, LLC
319,000 3.300%,  2/1/2025 311,973
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
b
343,112
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
e
166,575
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,e
320,327
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 327,390
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 86,764
215,000 5.400%,  9/15/2033 226,329
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
307,335
Mitsubishi UFJ Financial Group,
Inc.
335,000 5.422%,  2/22/2029
b
341,065
350,000 2.048%,  7/17/2030 294,434
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
e
116,331
Morgan Stanley
250,000 2.188%,  4/28/2026
b
240,164
540,000 4.350%,  9/8/2026 529,937
463,000 5.050%,  1/28/2027
b
463,447
720,000 3.591%,  7/22/2028
b
687,344
223,000 5.164%,  4/20/2029
b
224,275
620,000 3.622%,  4/1/2031
b
571,160
223,000 5.250%,  4/21/2034
b
222,977
394,000 5.297%,  4/20/2037
b
383,400
MPT Operating Partnership, LP/
MPT Finance Corporation
156,000 4.625%,  8/1/2029
d
112,174
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 236,004
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
e
120,093
NatWest Group plc
250,000 4.445%,  5/8/2030
b
239,546
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
142,000 4.500%,  9/30/2028
e
119,575
New York Life Global Funding
331,000 4.550%,  1/28/2033
e
326,232
NFP Corporation
72,000 6.875%,  8/15/2028
e
73,195
NNN REIT, Inc.
320,000 5.600%,  10/15/2033 330,336
Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
Office Properties Income Trust
$ 52,000 2.650%,  6/15/2026 $ 32,229
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 366,733
375,000 3.375%,  2/1/2031 318,608
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 222,702
234,000 3.875%,  9/15/2028 207,033
Park Intermediate Holdings, LLC
192,000 4.875%,  5/15/2029
e
177,722
Pine Street Trust I
337,000 4.572%,  2/15/2029
e
320,455
PNC Financial Services Group,
Inc.
347,000 5.812%,  6/12/2026
b
349,082
107,000 6.615%,  10/20/2027
b
110,993
450,000 4.626%,  6/6/2033
b
424,324
PRA Group, Inc.
117,000 7.375%,  9/1/2025
e
116,104
97,000 8.375%,  2/1/2028
e
93,383
Principal Life Global Funding II
235,000 1.250%,  8/16/2026
e
212,996
Prologis, LP
224,000 2.875%,  11/15/2029 203,344
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
402,239
Radian Group, Inc.
145,000 4.875%,  3/15/2027 140,158
Regency Centers, LP
299,000 4.125%,  3/15/2028 286,722
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
e
57,797
128,000 4.000%,  9/15/2029
e
115,025
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
e
171,966
Royal Bank of Canada
347,000 5.200%,  7/20/2026 350,704
280,000 5.000%,  5/2/2033
d
285,430
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
b
114,671
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
418,172
Service Properties Trust
113,000 7.500%,  9/15/2025 114,256
150,000 5.500%,  12/15/2027 137,333
65,000 8.625%,  11/15/2031
e
68,083
Simon Property Group, LP
343,000 3.800%,  7/15/2050 270,883
SLM Corporation
60,000 4.200%,  10/29/2025 58,200
Societe Generale SA
354,000 4.750%,  11/24/2025
e
346,676
Spirit Realty, LP
400,000 2.100%,  3/15/2028 355,183
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 319,970
329,000 5.710%,  1/13/2030 341,577
275,000 1.710%,  1/12/2031 221,991

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Financials (0.8%) - continued
Synchrony Financial
$ 30,000 7.250%,  2/2/2033 $ 29,761
Synovus Bank
250,000 5.625%,  2/15/2028 240,199
Toronto-Dominion Bank
264,000 5.156%,  1/10/2028 267,982
293,000 5.523%,  7/17/2028 301,655
Truist Financial Corporation
227,000 6.047%,  6/8/2027
b
230,998
160,000 5.125%,  12/15/2027
b,i
134,833
266,000 5.122%,  1/26/2034
b
257,569
U.S. Bancorp
224,000 5.727%,  10/21/2026
b
225,449
348,000 5.775%,  6/12/2029
b
357,519
88,000 5.836%,  6/12/2034
b
90,774
UBS Group AG
550,000 2.193%,  6/5/2026
b,e
523,041
328,000 6.246%,  9/22/2029
b,e
342,153
278,000 3.091%,  5/14/2032
b,e
236,763
UDR, Inc.
400,000 2.100%,  8/1/2032 313,461
United Wholesale Mortgage, LLC
38,000 5.500%,  11/15/2025
e
37,760
95,000 5.500%,  4/15/2029
e
89,937
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 253,699
337,000 4.750%,  5/15/2052 323,977
253,000 4.625%,  7/15/2035 254,249
Wells Fargo & Company
199,000 3.000%,  4/22/2026 190,620
350,000 3.000%,  10/23/2026 332,281
338,000 3.526%,  3/24/2028
b
322,458
550,000 2.393%,  6/2/2028
b
503,759
234,000 5.574%,  7/25/2029
b
238,930
185,000 5.389%,  4/24/2034
b
185,804
310,000 4.900%,  11/17/2045 281,756
Willis North America, Inc.
450,000 4.650%,  6/15/2027 445,039
XHR, LP
61,000 6.375%,  8/15/2025
e
60,845
66,000 4.875%,  6/1/2029
e
60,752
Total 57,052,489
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
e
300,117
Total 300,117
Mortgage-Backed Securities (3.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,213,836 2.000%,  1/1/2052 2,637,615
2,378,630 2.000%,  5/1/2051 1,954,006
4,719,604 2.500%,  5/1/2051 4,046,716
1,858,475 3.500%,  5/1/2052 1,705,220
3,141,170 4.000%,  5/1/2052 2,998,442
4,738,201 3.500%,  6/1/2052 4,350,475
1,897,556 5.000%,  7/1/2053 1,886,168
974,428 5.500%,  7/1/2053 984,917
2,499,375 3.500%,  8/1/2052 2,308,475
Principal
Amount Long-Term Fixed Income (10.0%) Value
Mortgage-Backed Securities (3.0%) - continued
$ 1,951,174 5.000%,  8/1/2053 $ 1,945,276
2,851,364 5.500%,  9/1/2053 2,900,652
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,645,232 2.500%,  7/1/2030 1,559,234
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,700,000 4.500%,  1/1/2039
k
2,686,500
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,963,000 3.000%,  12/1/2036 1,827,210
1,966,720 3.000%,  8/1/2038 1,843,356
2,981,941 3.500%,  5/1/2040 2,854,378
2,797,493 2.500%,  4/1/2042 2,487,439
952,749 2.000%,  5/1/2042 820,179
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,825,388 3.000%,  1/1/2052 6,981,291
954,630 2.000%,  2/1/2051 784,799
617,450 2.000%,  2/1/2051 507,097
3,497,262 2.500%,  2/1/2051 2,980,310
3,051,899 2.500%,  2/1/2051 2,617,836
1,482,380 2.000%,  3/1/2051 1,215,832
10,343,215 2.000%,  3/1/2051 8,491,990
5,658,091 4.000%,  3/1/2051 5,447,864
8,084,529 3.000%,  3/1/2052 7,166,836
6,809,619 2.000%,  4/1/2051 5,586,612
4,776,240 3.000%,  4/1/2051 4,234,053
4,929,792 3.000%,  5/1/2050 4,406,000
1,139,413 2.000%,  5/1/2051 933,843
3,847,192 3.000%,  5/1/2051 3,464,095
3,152,951 3.000%,  6/1/2050 2,856,369
1,285,834 4.000%,  6/1/2052 1,216,256
1,388,113 5.000%,  6/1/2053 1,382,790
5,272,858 2.500%,  7/1/2051 4,536,541
1,260,573 3.500%,  7/1/2051 1,173,297
3,705,711 4.000%,  7/1/2052 3,505,199
1,160,309 2.500%,  8/1/2050 1,005,446
2,029,558 3.500%,  8/1/2050 1,893,531
6,518,940 4.500%,  8/1/2052 6,350,225
2,682,427 5.000%,  8/1/2053 2,672,139
1,224,366 2.500%,  9/1/2051 1,052,134
1,823,304 3.500%,  9/1/2052 1,681,396
2,207,220 5.000%,  9/1/2052 2,186,486
3,412,056 4.500%,  9/1/2053 3,308,808
2,047,008 4.500%,  9/1/2053 1,990,798
5,254,812 4.000%,  10/1/2052 4,990,978
1,139,078 2.000%,  11/1/2051 932,275
4,617,404 2.000%,  12/1/2050 3,812,090
10,272,326 2.500%,  12/1/2051 8,791,375
6,425,517 4.500%,  12/1/2052 6,261,589
4,500,000 5.500%,  1/1/2041
k
4,518,984
12,000,000 6.000%,  1/1/2042
k
12,183,750
2,000,000 3.500%,  1/1/2049
k
1,834,688
2,000,000 4.000%,  1/1/2049
k
1,891,484
2,200,000 4.500%,  1/1/2049
k
2,132,453
9,125,000 5.000%,  1/1/2049
k
9,027,334

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Mortgage-Backed Securities (3.0%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 6,111,422 2.500%,  3/1/2062 $ 5,049,496
1,344,082 3.500%,  7/1/2061 1,219,300
2,716,352 4.000%,  12/1/2061 2,568,089
Total 198,640,016
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 213,313
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 375,424
Apple, Inc.
395,000 2.650%,  2/8/2051 270,411
735,000 3.750%,  9/12/2047 627,363
AthenaHealth Group, Inc.
169,000 6.500%,  2/15/2030
d,e
153,313
Broadcom, Inc.
121,000 3.469%,  4/15/2034
e
105,271
452,000 3.137%,  11/15/2035
e
371,085
500,000 3.187%,  11/15/2036
e
405,177
250,000 4.926%,  5/15/2037
e
241,933
Cloud Software Group, Inc.
135,000 6.500%,  3/31/2029
e
128,579
48,000 9.000%,  9/30/2029
e
45,622
CommScope, Inc.
120,000 7.125%,  7/1/2028
e
57,000
Dell International, LLC/EMC
Corporation
340,000 6.020%,  6/15/2026 348,027
Fiserv, Inc.
386,000 2.250%,  6/1/2027 356,937
220,000 2.650%,  6/1/2030 193,411
195,000 5.600%,  3/2/2033 203,555
Gartner, Inc.
140,000 3.625%,  6/15/2029
e
126,362
235,000 3.750%,  10/1/2030
e
207,733
Global Payments, Inc.
337,000 5.300%,  8/15/2029 339,202
II-VI, Inc.
58,000 5.000%,  12/15/2029
e
55,086
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
e
280,337
190,000 5.250%,  7/15/2030
e
180,862
182,000 4.500%,  2/15/2031
e
164,804
KLA Corporation
338,000 3.300%,  3/1/2050 257,988
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 57,261
Mastercard, Inc.
265,000 3.950%,  2/26/2048 236,553
Microsoft Corporation
145,000 3.041%,  3/17/2062 104,609
449,000 2.500%,  9/15/2050
e
303,155
335,000 3.700%,  8/8/2046 293,232
NCR Voyix Corporation
182,000 5.125%,  4/15/2029
e
173,009
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 154,351
Principal
Amount Long-Term Fixed Income (10.0%) Value
Technology (0.2%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 106,000 4.300%,  6/18/2029 $ 102,981
250,000 3.250%,  5/11/2041 190,536
Open Text Corporation
102,000 3.875%,  12/1/2029
e
91,477
220,000 4.125%,  2/15/2030
e
199,116
Oracle Corporation
224,000 6.900%,  11/9/2052 262,903
561,000 6.150%,  11/9/2029 603,497
450,000 3.850%,  7/15/2036 392,053
624,000 4.000%,  7/15/2046 500,163
PTC, Inc.
161,000 3.625%,  2/15/2025
e
157,393
80,000 4.000%,  2/15/2028
e
75,815
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
e
64,620
RingCentral, Inc.
121,000 8.500%,  8/15/2030
d,e
123,723
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 224,857
S&P Global, Inc.
54,000 5.250%,  9/15/2033
e
56,496
Seagate HDD Cayman
71,000 8.500%,  7/15/2031
e
77,057
136,560 9.625%,  12/1/2032 156,156
Sensata Technologies BV
200,000 4.000%,  4/15/2029
e
185,863
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
e
122,422
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
e
58,345
SS&C Technologies, Inc.
411,000 5.500%,  9/30/2027
e
405,136
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 229,455
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
e
112,056
Visa, Inc.
466,000 2.700%,  4/15/2040 359,539
VMware, LLC
206,000 4.650%,  5/15/2027 204,237
300,000 2.200%,  8/15/2031 248,584
Total 12,235,445
Transportation (0.1%)
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
e
40,929
American Airlines, Inc.
130,000 8.500%,  5/15/2029
e
137,280
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
330,833 5.500%,  4/20/2026
e
328,447
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
e
70,303
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 215,886
214,000 5.750%,  5/1/2040 232,927

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Transportation (0.1%) - continued
$ 240,000 4.450%,  3/15/2043 $ 222,890
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 204,168
CSX Corporation
360,000 3.800%,  4/15/2050 293,459
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
e
448,471
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
e
235,124
Hawaiian Brand Intellectual
Property, Ltd.
168,000 5.750%,  1/20/2026
e
158,280
Hertz Corporation
137,000 4.625%,  12/1/2026
d,e
122,826
73,000 5.000%,  12/1/2029
e
59,882
Mileage Plus Holdings, LLC
394,800 6.500%,  6/20/2027
e
395,921
Norfolk Southern Corporation
784,000 4.450%,  3/1/2033 773,793
97,000 5.550%,  3/15/2034 102,445
Penske Truck Leasing Company,
LP/PTL Finance Corporation
339,000 5.750%,  5/24/2026
e
341,684
Rand Parent, LLC
125,000 8.500%,  2/15/2030
d,e
119,541
RXO, Inc.
146,000 7.500%,  11/15/2027
e
150,652
Southwest Airlines Company
350,000 2.625%,  2/10/2030 305,680
Spirit Loyalty Cayman, Ltd.
70,000 8.000%,  9/20/2025
e
50,342
Union Pacific Corporation
449,000 2.973%,  9/16/2062 301,989
United Airlines, Inc.
134,000 4.375%,  4/15/2026
e
130,570
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
d,e
30,963
158,000 6.375%,  2/1/2030
d,e
110,343
Total 5,584,795
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,194,258
457,000 3.625%,  5/15/2053 422,511
1,129,000 3.000%,  8/15/2052 923,266
880,000 1.625%,  11/15/2050 524,287
1,700,000 4.750%,  11/15/2053 1,906,391
5,830,000 5.250%,  11/15/2028 6,180,939
2,050,000 4.375%,  5/15/2040 2,128,557
7,430,000 1.375%,  11/15/2040 4,929,631
11,465,000 3.000%,  5/15/2042 9,698,673
2,500,000 3.250%,  5/15/2042 2,193,359
365,000 3.625%,  8/15/2043 335,557
25,124,000 2.500%,  5/15/2046 18,810,614
16,725,000 2.875%,  5/15/2049 13,289,842
U.S. Treasury Notes
7,650,000 3.875%,  3/31/2025 7,582,764
43,700,000 2.875%,  5/31/2025 42,704,801
12,650,000 2.625%,  1/31/2026 12,252,217
Principal
Amount Long-Term Fixed Income (10.0%) Value
U.S. Government & Agencies (3.2%) -
continued
$ 2,500,000 0.500%,  2/28/2026 $ 2,310,254
25,060,000 2.500%,  2/28/2026 24,184,858
20,005,000 2.250%,  11/15/2027 18,809,389
10,550,000 3.875%,  12/31/2027 10,532,691
300,000 0.750%,  1/31/2028 264,492
3,200,000 3.625%,  3/31/2028 3,165,125
18,050,000 2.875%,  5/15/2028 17,308,258
160,000 1.375%,  11/15/2031 132,837
4,400,000 4.125%,  11/15/2032 4,472,531
1,400,000 3.500%,  2/15/2033 1,357,617
5,500,000 4.500%,  11/15/2033 5,774,141
Total 213,389,860
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
e
415,483
Ameren Illinois Company
253,000 4.500%,  3/15/2049 231,511
American Electric Power
Company, Inc.
205,000 5.200%,  1/15/2029 207,761
195,000 5.625%,  3/1/2033 203,149
Appalachian Power Company
238,000 3.300%,  6/1/2027 225,528
Atmos Energy Corporation
164,000 5.900%,  11/15/2033 177,930
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 346,801
Calpine Corporation
135,000 4.500%,  2/15/2028
e
128,405
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 290,598
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 121,269
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 286,316
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 149,584
450,000 4.125%,  5/15/2049 375,895
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 115,569
Consumers Energy Company
367,000 4.350%,  4/15/2049 330,008
DTE Electric Company
265,000 3.700%,  3/15/2045 216,058
360,000 3.700%,  6/1/2046 289,090
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 266,582
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 234,605
Edison International
318,000 5.750%,  6/15/2027 324,711
Eversource Energy
281,000 4.750%,  5/15/2026 279,505
Exelon Corporation
275,000 4.700%,  4/15/2050 247,412
336,000 4.450%,  4/15/2046 292,712

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.0%) Value
Utilities (0.2%) - continued
FirstEnergy Corporation
$ 281,000 5.100%,  7/15/2047 $ 257,247
Georgia Power Company
190,000 4.950%,  5/17/2033 191,533
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 216,038
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
e
168,796
MidAmerican Energy Company
110,000 5.850%,  9/15/2054 121,693
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 130,973
NextEra Energy Capital Holdings,
Inc.
215,000 5.749%,  9/1/2025 217,034
NextEra Energy Operating
Partners, LP
283,000 3.875%,  10/15/2026
e
269,450
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 416,770
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
e
44,162
337,000 4.450%,  6/15/2029
e
317,974
80,000 5.250%,  6/15/2029
e
77,471
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 233,330
199,000 4.550%,  7/1/2030 189,523
215,000 6.950%,  3/15/2034 236,158
PacifiCorp
227,000 5.500%,  5/15/2054 222,712
PG&E Corporation
160,000 5.000%,  7/1/2028 155,677
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 172,409
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 294,325
Public Service Enterprise Group,
Inc.
218,000 5.875%,  10/15/2028 228,425
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 425,520
Southern California Edison
Company
346,000 4.000%,  4/1/2047 282,043
Southern Company
450,000 5.113%,  8/1/2027 456,066
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 118,705
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 138,464
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
e
123,254
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
e
228,282
Principal
Amount Long-Term Fixed Income (10.0%) Value
Utilities (0.2%) - continued
Virginia Electric and Power
Company
$ 284,000 4.600%,  12/1/2048 $ 256,342
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
e
311,937
278,000 5.000%,  7/31/2027
e
270,661
Xcel Energy, Inc.
253,000 4.600%,  6/1/2032 246,641
Total 12,776,097
Total Long-Term Fixed Income
(cost $707,594,551) 669,329,100
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 LCP X (Offshore), LP
*,c,l
20,025,924
Total 20,025,924
Total Private Equity Funds
(cost $15,600,000) 20,025,924
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
5,993,582 Thrivent Cash Management Trust 5,993,582
Total Collateral Held for
Securities Loaned
(cost $5,993,582) 5,993,582
Shares or
Principal
Amount Short-Term Investments ( 11.8% ) Value
Federal Home Loan Bank Discount
Notes
1,800,000 5.260%, 1/10/2024
m,n
1,796,874
100,000 5.350%, 1/12/2024
m,n
99,797
8,300,000 5.329%, 1/16/2024
m,n
8,278,378
4,200,000 5.333%, 1/17/2024
m,n
4,188,451
4,400,000 5.347%, 1/31/2024
m,n
4,378,986
900,000 5.280%, 2/7/2024
m,n
894,730
400,000 5.250%, 2/16/2024
m,n
397,131
400,000 5.243%, 3/1/2024
m,n
396,385
1,900,000 5.254%, 3/6/2024
m,n
1,881,463
500,000 5.240%, 3/12/2024
m,n
494,692
2,200,000 5.244%, 3/13/2024
m,n
2,176,327
2,000,000 5.230%, 3/20/2024
m,n
1,976,471
24,800,000 5.205%, 4/12/2024
m,n
24,429,292
Thrivent Core Short-Term Reserve
Fund
73,581,643 5.730% 735,816,429
Total Short-Term Investments
(cost $787,150,896) 787,205,406
Total Investments (cost
$5,639,962,397) 100.5% $6,723,016,345
Other Assets and Liabilities, Net
(0.5%) (31,292,260)
Total Net Assets 100.0% $6,691,724,085

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Non-income producing security.
d All or a portion of the security is on loan.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $102,946,722 or
1.5% of total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Denotes investments purchased on a when-issued or
delayed-delivery basis.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of December
31, 2023 was $20,333,259 or 0.30% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of December
31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 15,600,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 5,403,176
Common Stock 358,175
Total lending $5,761,351
Gross amount payable upon return of
collateral for securities loaned $5,993,582
Net amounts due to counterparty $232,231
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,220,873,677
Gross unrealized depreciation (170,209,643)
Net unrealized appreciation (depreciation) $ 1,050,664,034
Cost for federal income tax purposes $ 5,673,621,620

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 122,623 – 122,623 –
Registered Investment Companies
U.S. Affiliated 2,740,101,962 2,740,101,962 – –
U.S. Unaffiliated 41,024,620 41,024,620 – –
Common Stock
Communications Services 141,540,684 141,493,241 47,443 –
Consumer Discretionary 239,516,443 239,516,443 – –
Consumer Staples 78,659,206 78,659,206 – –
Energy 60,889,008 60,889,008 – –
Financials 265,352,552 265,352,552 – –
Health Care 250,026,373 250,026,373 – –
Industrials 246,953,544 241,885,171 5,068,373 –
Information Technology 514,838,730 513,283,495 1,555,235 –
Materials 48,475,733 47,622,710 853,023 –
Real Estate 73,905,845 73,905,845 – –
Utilities 29,328,049 29,328,049 – –
Long-Term Fixed Income
Asset-Backed Securities 15,450,042 – 15,450,042 –
Basic Materials 5,670,154 – 5,670,154 –
Capital Goods 13,684,338 – 13,684,338 –
Collateralized Mortgage Obligations 29,529,407 – 29,529,407 –
Commercial Mortgage-Backed Securities 23,656,635 – 23,656,635 –
Communications Services 19,634,611 – 19,634,611 –
Consumer Cyclical 20,059,592 – 20,059,592 –
Consumer Non-Cyclical 23,727,356 – 23,727,356 –
Energy 17,938,146 – 17,938,146 –
Financials 57,052,489 – 57,052,489 –
Foreign Government 300,117 – 300,117 –
Mortgage-Backed Securities 198,640,016 – 198,640,016 –
Technology 12,235,445 – 12,235,445 –
Transportation 5,584,795 – 5,584,795 –
U.S. Government & Agencies 213,389,860 – 213,389,860 –
Utilities 12,776,097 – 12,776,097 –
Private Equity Funds
Secondary 20,025,924 – – 20,025,924
Short-Term Investments 51,388,977 – 51,388,977 –
Subtotal Investments in Securities $5,471,479,373 $4,723,088,675 $728,364,774 $20,025,924
Other Investments  * Total
Affiliated Short-Term Investments 735,816,429
U.S. Affiliated Registered Investment Cos. 509,726,961
Collateral Held for Securities Loaned 5,993,582
Subtotal Other Investments $1,251,536,972
Total Investments at Value $6,723,016,345
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 50,187,280 50,187,280 – –
Total Asset Derivatives $50,187,280 $50,187,280 $– $–
Liability Derivatives
Futures Contracts 48,917,971 48,917,971 – –
Total Liability Derivatives $48,917,971 $48,917,971 $– $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $51,388,977 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 295 March 2024 $ 32,093,590 $ 1,209,146
CBOT 2-Yr. U.S. Treasury Note 579 March 2024 117,913,964 1,310,277
CBOT 5-Yr. U.S. Treasury Note 576 March 2024 61,142,336 1,511,165
CBOT U.S. Long Bond 169 March 2024 19,416,997 1,697,441
CME E-mini Russell 2000 Index 39 March 2024 3,797,151 195,864
CME E-mini S&P 500 Index 4,505 March 2024 1,045,895,446 39,809,554
CME E-mini S&P Mid-Cap 400 Index 8 March 2024 2,179,060 68,540
CME Ultra Long Term U.S. Treasury Bond 213 March 2024 25,703,732 2,751,736
ICE mini MSCI EAFE Index 39 March 2024 4,218,320 173,860
ICE US mini MSCI Emerging Markets Index 131 March 2024 6,447,495 323,240
Ultra 10-Yr. U.S. Treasury Note 198 March 2024 22,230,638 1,136,457
Total Futures Long Contracts $ 1,341,038,729 $ 50,187,280
CME E-mini Russell 2000 Index (2,322) March 2024 ( $ 219,799,051) ( $ 17,938,919)
CME E-mini S&P Mid-Cap 400 Index (1,822) March 2024 (482,587,633) (29,303,267)
CME Euro Foreign Exchange Currency (490) March 2024 (66,206,596) (1,627,779)
Eurex Euro STOXX 50 Index (1,344) March 2024 (67,623,812) (48,006)
Total Futures Short Contracts ( $ 836,217,092) ($48,917,971)
Total Futures Contracts $ 504,821,637 $1,269,309

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Moderately
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 40,571,058
Total Equity Contracts 40,571,058
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 9,616,222
Total Interest Rate Contracts 9,616,222
Total Asset Derivatives $50,187,280
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,627,779
Total Foreign Exchange Contracts 1,627,779
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 47,290,192
Total Equity Contracts 47,290,192
Total Liability Derivatives $48,917,971
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 101,145,478
Total Equity Contracts
101,145,478
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 2,026,163
Total Foreign Exchange Contracts 2,026,163
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 62,078
Futures Net realized gains/(losses) on Futures contracts (14,433,669)
Total Interest Rate Contracts
(14,371,591)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,202,922
Total Credit Contracts
3,202,922
Total $92,002,972

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,627,779)
Total Foreign Exchange Contracts (1,627,779)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,123,999
Total Equity Contracts 7,123,999
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (35,249)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 9,520,077
Total Interest Rate Contracts 9,484,828
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (3,369,431)
Total Credit Contracts (3,369,431)
Total $11,611,617
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $953,221,154
Futures - Short (696,589,633)
Interest Rate Contracts
Futures - Long 276,790,099
Futures - Short (11,551,785)
Options Written (1,740,851)
Foreign Exchange Contracts
Futures - Short (44,079,518)
Credit Contracts
Credit Default Swaps - Buy Protection (21,409)
Credit Default Swaps - Sell Protection 284,748

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $54,641 $3,364 $3,252 $57,662 7,217 0.9%
Core Emerging Markets Equity 105,560 3,780 – 117,140 13,433 1.7
Core International Equity 35,837 24,297 – 67,207 6,641 1.0
Core Low Volatility Equity 238,778 9,677 188,000 62,602 6,090 0.9
Core Mid Cap Value – 101,866 9,000 104,636 9,862 1.6
Core Small Cap Value 100,236 1,569 9,000 100,480 10,109 1.5
Global Stock 460,750 6,335 – 562,259 40,949 8.4
High Yield 33,656 2,123 – 37,639 9,034 0.6
Income 108,358 4,624 1,722 116,583 13,160 1.7
International Allocation 498,134 11,886 87,000 492,197 51,895 7.4
International Index 40,419 911 – 47,597 3,580 0.7
Large Cap Value 644,212 44,937 – 727,116 33,084 10.9
Limited Maturity Bond 66,028 2,152 2,368 67,805 7,054 1.0
Mid Cap Stock 451,103 25,425 – 515,129 26,196 7.7
Small Cap Stock 154,297 21,665 – 173,776 9,778 2.6
Total U.S. Affiliated Registered Investment
Companies 2,992,009 3,249,828 48.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 611,575 1,315,975 1,191,734 735,816 73,582 11.0
Total Affiliated Short-Term Investments 611,575 735,816 11.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,379 585,074 586,459 5,994 5,994 0.1
Total Collateral Held for Securities Loaned 7,379 5,994 0.1
Total Value $3,610,963 $3,991,638

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,078) $3,987 $ – $3,364
Core Emerging Markets Equity – 7,800 – 3,780
Core International Equity – 7,073 – 2,297
Core Low Volatility Equity 17,474 (15,327) 7,091 2,587
Core Mid Cap Value Fund (231) 12,001 418 1,458
Core Small Cap Value Fund (1,160) 8,835 – 1,568
Global Stock – 95,174 – 6,335
High Yield – 1,860 – 2,122
Income (330) 5,653 – 4,624
International Allocation (33,656) 102,833 – 11,886
International Index – 6,267 – 912
Large Cap Value – 37,967 33,441 11,496
Limited Maturity Bond (91) 2,084 – 2,152
Mid Cap Stock – 38,601 23,417 2,009
Small Cap Stock – (2,186) 20,683 982
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% – – – 35,369
Total Income/Non Cash Income from Affiliated
Investments $92,941
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 87
Total Affiliated Income from Securities Loaned, Net $87
Total Value ($19,072) $312,622 $ 85,050

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 331,700
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 298,198
Total 298,198
Total Bank Loans
(cost $326,838) 298,198
Principal
Amount Long-Term Fixed Income ( 38.2% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
1,688,255
720 East CLO I, Ltd.
2,100,000
8.666%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,c
2,112,121
750,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,c
756,366
Access Group, Inc.
204,173
5.952%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
200,961
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
946,716
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,240,928
Ares XL CLO, Ltd.
2,100,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,c
2,083,796
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,061,297
Commonbond Student Loan Trust
166,043
5.970%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
162,241
Drive Auto Receivables Trust
1,300,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 1,233,776
Dryden 36 Senior Loan Fund
1,800,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,c
1,793,207
Foundation Finance Trust
799,200
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
714,663
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,094,144
Goodgreen
1,389,092
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,255,360
Home Partners of America Trust
2,501,822
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
2,263,882
Principal
Amount Long-Term Fixed Income (38.2%) Value
Asset-Backed Securities (0.8%) - continued
$ 2,043,763
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
$ 1,681,547
Laurel Road Prime Student Loan
Trust
18,781
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
c
18,680
695,716
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,c
661,110
Longfellow Place CLO, Ltd.
940,001
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,c
939,545
National Collegiate Trust
536,119
5.765%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
519,667
Oak Street Investment
1,705,079
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,547,204
Preston Ridge Partners Mortgage
Trust, LLC
1,268,892
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,c
1,264,472
Pretium Mortgage Credit Partners,
LLC
1,094,796
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
1,073,580
641,714
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
644,304
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
d
739,528
Saxon Asset Securities Trust
860,035
3.008%,  8/25/2035, Ser.
2004-2, Class MF2
b
712,123
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
1,150,972
Vericrest Opportunity Loan
Transferee
918,579
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
888,164
679,322
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
655,995
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
772,814
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
689,802
Wind River CLO, Ltd.
1,275,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
1,274,930
Total 34,842,150
Basic Materials (0.3%)
Alcoa Nederland Holding BV
393,000 5.500%,  12/15/2027
c
383,029
Anglo American Capital plc
675,000 3.875%,  3/16/2029
c
633,099
ATI, Inc.
272,000 7.250%,  8/15/2030 282,987

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Basic Materials (0.3%) - continued
Axalta Coating Systems Dutch
Holding B BV
$ 238,000 7.250%,  2/15/2031
c
$ 249,598
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
c
307,310
Chemours Company
420,000 5.750%,  11/15/2028
c,e
400,052
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
e
358,714
230,000 4.625%,  3/1/2029
c
212,559
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
c
582,585
EIDP, Inc.
536,000 4.500%,  5/15/2026 533,903
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
c
615,288
FMC Corporation
519,000 5.150%,  5/18/2026 518,442
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
c
377,492
765,000 4.000%,  3/27/2027
c
742,871
515,000 6.125%,  10/6/2028
c
539,519
Hecla Mining Company
175,000 7.250%,  2/15/2028 175,773
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
c
396,583
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
302,000 9.000%,  7/1/2028
c
288,772
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
c
518,358
Methanex Corporation
385,000 4.250%,  12/1/2024 378,711
Mineral Resources, Ltd.
82,000 9.250%,  10/1/2028
c
87,229
Mosaic Company
463,000 5.375%,  11/15/2028 472,516
Novelis Corporation
160,000 3.250%,  11/15/2026
c
150,624
210,000 4.750%,  1/30/2030
c
197,494
160,000 3.875%,  8/15/2031
c
140,998
Nutrien, Ltd.
268,000 4.900%,  3/27/2028 270,413
OCI NV
278,000 4.625%,  10/15/2025
c
270,781
Olin Corporation
580,000 5.125%,  9/15/2027 562,331
SCIL IV, LLC/SCIL USA Holdings,
LLC
423,000 5.375%,  11/1/2026
c
406,051
SNF Group SACA
409,000 3.375%,  3/15/2030
c
351,440
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
c
393,945
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
c,e
282,414
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
c
269,345
Principal
Amount Long-Term Fixed Income (38.2%) Value
Basic Materials (0.3%) - continued
United States Steel Corporation
$ 438,000 6.875%,  3/1/2029 $ 448,100
Total 12,799,326
Capital Goods (0.8%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
c
377,810
AECOM
645,000 5.125%,  3/15/2027 640,355
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
c
463,334
ARD Finance SA
131,000 6.500%,  6/30/2027
c
61,201
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
c,e
217,522
294,000 5.250%,  8/15/2027
c,e
228,398
Boeing Company
1,137,000 5.930%,  5/1/2060 1,177,352
551,000 5.040%,  5/1/2027 555,809
1,250,000 5.705%,  5/1/2040 1,292,418
Bombardier, Inc.
31,000 7.125%,  6/15/2026
c
30,855
453,000 7.875%,  4/15/2027
c
453,080
350,000 6.000%,  2/15/2028
c
340,997
Brand Industrial Services, Inc.
131,000 10.375%,  8/1/2030
c
138,536
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
c
255,897
Canpack SA/Canpack US, LLC
540,000 3.125%,  11/1/2025
c
511,659
Carrier Global Corporation
762,000 2.700%,  2/15/2031 665,719
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
c
429,597
Clean Harbors, Inc.
548,000 6.375%,  2/1/2031
c
556,798
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
c
54,096
110,000 8.750%,  4/15/2030
c,e
102,560
CNH Industrial NV
365,000 3.850%,  11/15/2027 351,610
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
c,e
232,060
Covanta Holding Corporation
208,000 4.875%,  12/1/2029
c
181,728
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
c
330,801
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 370,650
Emerald Debt Merger Sub, LLC
414,000 6.625%,  12/15/2030
c
422,847
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
c
313,369
550,000 3.500%,  9/1/2028
c
508,234
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
c
633,793
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
c
345,561

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Capital Goods (0.8%) - continued
Howmet Aerospace, Inc.
$ 900,000 3.000%,  1/15/2029 $ 822,375
805,000 5.950%,  2/1/2037 840,280
Ingersoll Rand, Inc.
128,000 5.700%,  8/14/2033 135,424
John Deere Capital Corporation
325,000 4.950%,  7/14/2028 333,192
Lockheed Martin Corporation
611,000 4.500%,  5/15/2036 604,498
284,000 6.150%,  9/1/2036 321,775
Mauser Packaging Solutions
Holding Company
216,000 9.250%,  4/15/2027
c,e
212,016
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
c
196,470
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
c
211,352
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
c
392,951
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
c
506,526
Nordson Corporation
512,000 5.600%,  9/15/2028 530,838
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 785,356
OI European Group BV
444,000 4.750%,  2/15/2030
c
415,233
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
c
221,028
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
c
299,166
Parker-Hannifin Corporation
1,341,000 4.500%,  9/15/2029 1,344,587
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
c
424,481
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026
c
677,406
Republic Services, Inc.
510,000 2.900%,  7/1/2026 489,581
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
c
290,585
Rolls-Royce plc
198,000 5.750%,  10/15/2027
c
198,340
RTX Corporation
159,000 6.400%,  3/15/2054 184,071
414,000 4.125%,  11/16/2028 404,467
775,000 4.450%,  11/16/2038 712,688
Sealed Air Corporation
345,000 6.125%,  2/1/2028
c
347,971
Silgan Holdings, Inc.
164,000 4.125%,  2/1/2028
e
156,626
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
c
397,345
Spirit AeroSystems, Inc.
270,000 9.750%,  11/15/2030
c
290,243
SRM Escrow Issuer, LLC
235,000 6.000%,  11/1/2028
c
231,376
Principal
Amount Long-Term Fixed Income (38.2%) Value
Capital Goods (0.8%) - continued
Summit Materials, LLC/Summit
Materials Finance Corporation
$ 108,000 7.250%,  1/15/2031
c
$ 113,800
Textron, Inc.
710,000 3.375%,  3/1/2028 669,134
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
180,000 7.750%,  4/15/2026
c
181,134
Trane Technologies Financing, Ltd.
375,000 3.500%,  3/21/2026 364,436
TransDigm, Inc.
438,000 6.250%,  3/15/2026
c
437,243
704,000 5.500%,  11/15/2027 689,728
457,000 7.125%,  12/1/2031
c
478,897
Triumph Group, Inc.
353,000 9.000%,  3/15/2028
c
375,361
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 395,377
360,000 4.000%,  7/15/2030 331,595
Veralto Corporation
507,000 5.350%,  9/18/2028
c
518,763
Waste Management, Inc.
515,000 4.875%,  2/15/2034 525,322
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
c
197,313
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
c
575,582
Total 31,076,578
Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust
631,301
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 359,737
BINOM Securitization Trust
990,126
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
854,949
CHNGE Mortgage Trust
2,010,361
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
2,025,618
2,258,870
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
2,250,179
Citicorp Mortgage Securities, Inc.
1,052,359
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 927,736
COLT Mortgage Loan Trust
1,859,030
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
1,574,829
Countrywide Alternative Loan Trust
768,227
4.014%,  10/25/2035, Ser.
2005-43, Class 4A1
b
620,908
1,094,437
7.000%,  10/25/2037, Ser.
2007-24, Class A10 405,145
Countrywide Home Loans, Inc.
187,015
5.750%,  4/25/2037, Ser.
2007-3, Class A27 87,365
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,c
1,141,420
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,c
1,683,896

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
$ 1,160,644
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
$ 1,147,854
1,139,174
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
942,003
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
80,868
6.000%,  1/25/2024, Ser.
2006-AR5, Class 23A 43,262
Federal Home Loan Mortgage
Corporation - REMIC
4,028,618
4.000%,  1/25/2051, Ser.
5249, Class LA 3,906,394
2,146,493
4.000%,  9/25/2052, Ser.
5256, Class A 2,056,967
1,099,933
3.000%,  2/15/2033, Ser.
4170, Class IG
f
88,824
1,247,988
3.000%,  3/15/2033, Ser.
4180, Class PI
f
122,166
3,205,827
4.500%,  10/15/2033, Ser.
2695, Class BH 3,159,499
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,111,601
Federal National Mortgage
Association - REMIC
2,981,121
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,911,539
1,785,737
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,724,028
3,145,040
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,408,354
1,413,912
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
48,692
7,126,992
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,145,476
3,015,918
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,970,824
Flagstar Mortgage Trust
1,123,417
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
963,839
GCAT Trust
1,516,232
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
1,311,587
GS Mortgage-Backed Securities
Trust
2,524,015
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
2,149,653
J.P. Morgan Mortgage Trust
2,210,794
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
1,810,432
1,525,993
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
1,241,711
LHOME Mortgage Trust
81,594
3.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,c
81,282
331,025
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c,d
328,105
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
1,401,066
Mello Mortgage Capital
Acceptance
2,224,362
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
1,818,763
Principal
Amount Long-Term Fixed Income (38.2%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 185,083
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 69,742
New Residential Mortgage Loan
Trust
4,208,346
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
3,446,240
New York Mortgage Trust
1,301,477
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
c,d
1,290,725
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
1,209,106
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
c,d
3,410,675
Residential Accredit Loans, Inc.
Trust
490,824
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 417,271
Residential Asset Securitization
Trust
1,587,427
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 971,624
ROC Securities Trust Series
1,644,368
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
1,620,389
Sequoia Mortgage Trust
558,197
3.627%,  9/20/2046, Ser.
2007-1, Class 4A1
b
380,573
Toorak Mortgage Corporation, Ltd.
1,104,084
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
1,081,409
TRK Trust
1,448,502
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
1,224,949
Vericrest Opportunity Loan
Transferee
948,518
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
922,158
Verus Securitization Trust
896,226
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
758,052
1,800,000
6.259%,  12/25/2068, Ser.
2023-8, Class A1
c,d
1,812,758
650,000
6.664%,  12/25/2068, Ser.
2023-8, Class A2
c,d
654,571
Total 73,095,945
Commercial Mortgage-Backed Securities (1.3%)
BANK 2022-BNK39
9,698,492
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
259,165
BANK5 2023-5YR2
2,000,000
7.140%,  7/15/2056, Ser.
2023-5YR2, Class AS
b
2,083,561
BBCMS Mortgage Trust
5,369,230
0.717%,  2/15/2055, Ser.
2022-C14, Class XA
b,f
212,147

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Commercial Mortgage-Backed Securities (1.3%)
- continued
$ 17,263,652
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
$ 1,322,023
14,273,949
1.824%,  10/15/2053, Ser.
2020-C8, Class XA
b,f
1,208,020
BFLD Trust
825,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,c
414,456
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,500,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,g
6,743,467
4,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,g
4,433,648
7,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
g
7,013,473
650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,g
615,710
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,g
6,815,803
7,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,g
6,675,554
1,750,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,g
1,758,461
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
7,600,000
5.150%,  3/25/2034, Ser.
K162, Class A2
c
8,009,049
MIRA Trust
2,200,000
6.755%,  6/10/2038, Ser.
2023-MILE, Class A
c
2,267,484
Morgan Stanley Capital I Trust
14,713,176
1.832%,  7/15/2053, Ser.
2020-HR8, Class XA
b,f
1,321,071
SCOTT Trust
2,400,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
2,410,689
Total 53,563,781
Communications Services (1.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
c
198,422
Altice Financing SA
319,000 5.750%,  8/15/2029
c
283,083
Altice France SA/France
200,000 8.125%,  2/1/2027
c
184,366
381,000 5.125%,  7/15/2029
c
296,425
346,000 5.500%,  10/15/2029
c
271,307
AMC Networks, Inc.
161,000 4.750%,  8/1/2025 156,783
530,000 4.250%,  2/15/2029 404,420
American Tower Corporation
450,000 3.375%,  10/15/2026 431,061
505,000 5.800%,  11/15/2028 524,603
660,000 2.900%,  1/15/2030 587,336
401,000 5.650%,  3/15/2033 416,713
AT&T, Inc.
805,000 3.650%,  6/1/2051 606,220
Principal
Amount Long-Term Fixed Income (38.2%) Value
Communications Services (1.1%) - continued
$ 1,129,000 3.500%,  9/15/2053 $ 819,323
558,000 2.300%,  6/1/2027 517,931
996,000 4.350%,  3/1/2029
e
982,961
522,000 5.400%,  2/15/2034 538,352
1,026,000 4.900%,  8/15/2037 990,938
CCO Holdings, LLC/CCO Holdings
Capital Corporation
130,000 5.500%,  5/1/2026
c
129,134
640,000 5.125%,  5/1/2027
c
618,349
328,000 5.000%,  2/1/2028
c
313,825
71,000 6.375%,  9/1/2029
c
70,018
770,000 4.750%,  3/1/2030
c
703,599
510,000 4.500%,  8/15/2030
c
459,757
220,000 4.250%,  2/1/2031
c
192,265
96,000 4.750%,  2/1/2032
c
84,668
350,000 4.250%,  1/15/2034
c
284,419
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
349,000 6.150%,  11/10/2026 356,793
803,000 4.200%,  3/15/2028 771,304
1,225,000 3.500%,  6/1/2041 865,839
Cimpress plc
272,000 7.000%,  6/15/2026 265,880
Clear Channel Outdoor Holdings,
Inc.
215,000 7.500%,  6/1/2029
c,e
178,766
Clear Channel Worldwide
Holdings, Inc.
787,000 5.125%,  8/15/2027
c,e
751,260
Comcast Corporation
803,000 5.350%,  5/15/2053 830,286
690,000 2.887%,  11/1/2051 466,752
512,000 4.250%,  10/15/2030 504,619
640,000 4.400%,  8/15/2035 617,150
1,115,000 4.750%,  3/1/2044 1,055,654
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
c
210,730
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
c
848,000
402,000 6.500%,  2/1/2029
c
354,805
86,000 4.125%,  12/1/2030
c
65,424
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,607,819
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
756,000 5.875%,  8/15/2027
c
710,320
Discovery Communications, LLC
878,000 4.900%,  3/11/2026 875,471
DISH DBS Corporation
143,000 5.875%,  11/15/2024 134,100
194,000 5.250%,  12/1/2026
c
166,209
142,000 7.375%,  7/1/2028 84,884
261,000 5.750%,  12/1/2028
c
208,174
218,000 5.125%,  6/1/2029 112,355
DISH Network Corporation
198,000 11.750%,  11/15/2027
c
206,684
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
c
441,508

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Communications Services (1.1%) - continued
$ 302,000 6.750%,  5/1/2029
c,e
$ 270,049
103,000 8.750%,  5/15/2030
c
105,957
GCI, LLC
405,000 4.750%,  10/15/2028
c
371,583
Gray Escrow II, Inc.
571,000 5.375%,  11/15/2031
c
430,819
Gray Television, Inc.
395,000 4.750%,  10/15/2030
c
297,336
iHeartCommunications, Inc.
242,000 6.375%,  5/1/2026
e
206,324
Iliad Holding SASU
510,000 6.500%,  10/15/2026
c
509,002
Lamar Media Corporation
223,000 3.625%,  1/15/2031 198,136
LCPR Senior Secured Financing
DAC
545,000 6.750%,  10/15/2027
c
533,806
Level 3 Financing, Inc.
629,000 4.625%,  9/15/2027
c
377,400
320,000 4.250%,  7/1/2028
c
158,400
198,000 10.500%,  5/15/2030
c,e
191,998
McGraw-Hill Education, Inc.
302,000 5.750%,  8/1/2028
c
291,204
82,000 8.000%,  8/1/2029
c
76,260
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 435,701
436,000 4.800%,  5/15/2030 446,401
886,000 3.850%,  8/15/2032 842,710
Netflix, Inc.
450,000 5.875%,  11/15/2028 473,752
480,000 5.375%,  11/15/2029
c
495,897
450,000 4.875%,  6/15/2030
c
455,648
News Corporation
395,000 3.875%,  5/15/2029
c
363,191
NTT Finance Corporation
640,000 4.372%,  7/27/2027
c
633,774
Omnicom Group, Inc.
330,000 4.200%,  6/1/2030 320,064
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
164,000 4.625%,  3/15/2030
c
146,205
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
c
303,647
Radiate Holdco, LLC/Radiate
Finance, Inc.
235,000 6.500%,  9/15/2028
c
115,146
Scripps Escrow II, Inc.
156,000 3.875%,  1/15/2029
c
137,971
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
c
516,807
295,000 4.000%,  7/15/2028
c
272,829
Sprint Capital Corporation
1,308,000 8.750%,  3/15/2032 1,614,416
Take-Two Interactive Software, Inc.
533,000 4.950%,  3/28/2028 536,949
TEGNA, Inc.
425,000 4.625%,  3/15/2028 396,980
Telecom Italia Capital SA
126,000 6.000%,  9/30/2034 119,659
Principal
Amount Long-Term Fixed Income (38.2%) Value
Communications Services (1.1%) - continued
Telecom Italia SPA/Milano
$ 173,000 5.303%,  5/30/2024
c
$ 172,195
Telesat Canada/Telesat, LLC
215,000 4.875%,  6/1/2027
c
127,059
80,000 6.500%,  10/15/2027
c
37,396
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 977,476
900,000 4.375%,  4/15/2040 812,053
United States Cellular Corporation
199,000 6.700%,  12/15/2033 202,785
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
529,000 4.750%,  4/15/2028
c
455,943
Univision Communications, Inc.
203,000 6.625%,  6/1/2027
c
202,446
223,000 4.500%,  5/1/2029
c,e
198,972
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 528,347
1,842,000 2.650%,  11/20/2040 1,327,197
1,219,000 3.400%,  3/22/2041 970,375
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
c
145,474
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
c
329,489
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
c
478,938
Warnermedia Holdings, Inc.
939,000 5.141%,  3/15/2052 805,996
805,000 4.054%,  3/15/2029 763,776
805,000 5.050%,  3/15/2042 709,672
YPSO Finance BIS SA
176,000 10.500%,  5/15/2027
c
113,981
Total 45,762,655
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
c
611,251
Adient Global Holdings, Ltd.
225,000 4.875%,  8/15/2026
c
220,019
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
230,000 6.625%,  7/15/2026
c
228,792
235,000 6.000%,  6/1/2029
c,e
191,594
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
c
300,000
285,000 4.625%,  6/1/2028
c
260,452
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
c,e
197,915
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 621,716
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
e
662,667
American Honda Finance
Corporation
508,000 5.650%,  11/15/2028 531,661
511,000 5.850%,  10/4/2030 544,674

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Cyclical (1.1%) - continued
Arko Corporation
$ 264,000 5.125%,  11/15/2029
c
$ 228,427
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
c
231,206
160,000 4.625%,  4/1/2030
c
143,327
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
c
362,540
Boyne USA, Inc.
150,000 4.750%,  5/15/2029
c
141,059
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
c
358,488
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
c
609,653
135,000 8.125%,  7/1/2027
c
138,388
426,000 4.625%,  10/15/2029
c
384,255
Carnival Corporation
262,000 7.625%,  3/1/2026
c,e
266,737
647,000 5.750%,  3/1/2027
c
631,105
162,000 4.000%,  8/1/2028
c
150,618
Cedar Fair, LP
322,000 5.250%,  7/15/2029
e
303,764
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
c
253,975
164,000 6.750%,  5/1/2031
c
166,449
Cinemark USA, Inc.
463,000 5.875%,  3/15/2026
c,e
453,166
Clarios Global, LP/Clarios US
Finance Company, Inc.
205,000 8.500%,  5/15/2027
c
205,715
409,000 6.750%,  5/15/2028
c
417,268
D.R. Horton, Inc.
274,000 2.600%,  10/15/2025 262,707
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
c
771,799
Expedia Group, Inc.
1,275,000 3.250%,  2/15/2030 1,168,801
Ford Motor Company
636,000 3.250%,  2/12/2032 528,964
Ford Motor Credit Company, LLC
859,000 2.300%,  2/10/2025 826,075
690,000 2.700%,  8/10/2026 639,069
770,000 2.900%,  2/10/2029 674,373
300,000 7.350%,  3/6/2030 322,290
605,000 7.122%,  11/7/2033 651,848
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
c
261,958
General Motors Company
700,000 6.125%,  10/1/2025 709,405
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 412,329
817,000 5.800%,  1/7/2029 836,086
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,013,016
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
e
255,103
Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Cyclical (1.1%) - continued
Hanesbrands, Inc.
$ 367,000 4.875%,  5/15/2026
c,e
$ 354,013
Hilton Domestic Operating
Company, Inc.
507,000 4.875%,  1/15/2030 491,363
163,000 3.625%,  2/15/2032
c
142,252
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
263,000 5.000%,  6/1/2029
c
242,630
Home Depot, Inc.
555,000 5.400%,  9/15/2040 583,769
840,000 4.250%,  4/1/2046 758,829
700,000 3.900%,  6/15/2047 602,006
Hyundai Capital America
505,000 6.250%,  11/3/2025
c
512,413
1,000,000 1.800%,  1/10/2028
c
876,774
International Game Technology plc
445,000 5.250%,  1/15/2029
c
435,743
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
c
209,620
KB Home
360,000 4.800%,  11/15/2029 343,980
Kohl's Corporation
398,000 4.625%,  5/1/2031 312,430
L Brands, Inc.
600,000 6.625%,  10/1/2030
c
613,231
140,000 6.875%,  11/1/2035 141,755
Lennar Corporation
755,000 4.750%,  5/30/2025 750,040
Light & Wonder International, Inc.
490,000 7.250%,  11/15/2029
c
501,716
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 561,956
1,350,000 2.625%,  4/1/2031 1,181,302
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
c,e
374,375
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 869,063
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
c
297,493
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 1,042,496
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
c,e
209,505
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
c
146,691
182,000 5.875%,  3/15/2026
c
177,843
347,000 5.875%,  2/15/2027
c
344,004
Nissan Motor Acceptance
Company, LLC
741,000 1.125%,  9/16/2024
c
714,711
Nissan Motor Company, Ltd.
144,000 3.522%,  9/17/2025
c
138,621
149,000 4.345%,  9/17/2027
c
142,531
186,000 4.810%,  9/17/2030
c
173,893
Nordstrom, Inc.
132,000 4.375%,  4/1/2030
e
114,823
187,000 4.250%,  8/1/2031
e
155,580
PENN Entertainment, Inc.
395,000 4.125%,  7/1/2029
c,e
337,725

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Cyclical (1.1%) - continued
PetSmart, Inc./PetSmart Finance
Corporation
$ 520,000 4.750%,  2/15/2028
c
$ 490,248
350,000 7.750%,  2/15/2029
c
340,486
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
c
691,728
305,000 6.250%,  1/15/2028
c,e
303,221
Raising Cane's Restaurants, LLC
162,000 9.375%,  5/1/2029
c
172,884
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
385,000 5.750%,  1/15/2029
c,e
299,208
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
c
698,327
254,000 9.250%,  1/15/2029
c
273,208
252,000 7.250%,  1/15/2030
c
263,184
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
c
58,617
SeaWorld Parks and
Entertainment, Inc.
249,000 5.250%,  8/15/2029
c,e
232,769
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
c
136,589
Staples, Inc.
314,000 7.500%,  4/15/2026
c
292,154
197,000 10.750%,  4/15/2027
c
143,541
Station Casinos, LLC
307,000 4.625%,  12/1/2031
c,e
276,814
Tapestry, Inc.
575,000 7.350%,  11/27/2028 603,172
Target Corporation
805,000 2.950%,  1/15/2052 575,837
Tenneco, Inc.
273,000 8.000%,  11/17/2028
c
233,074
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
c
84,200
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
c
310,777
VICI Properties, LP/VICI Note
Company, Inc.
940,000 4.625%,  6/15/2025
c
923,315
500,000 5.750%,  2/1/2027
c
501,484
342,000 3.750%,  2/15/2027
c
322,832
371,000 4.125%,  8/15/2030
c
337,953
Victoria's Secret & Company
161,000 4.625%,  7/15/2029
c
134,483
Viking Cruises, Ltd.
534,000 5.875%,  9/15/2027
c
515,310
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
c
625,275
Wabash National Corporation
426,000 4.500%,  10/15/2028
c
384,387
Walmart, Inc.
804,000 4.500%,  9/9/2052 781,828
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
c
201,057
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
c
484,660
Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Cyclical (1.1%) - continued
ZF North America Capital, Inc.
$ 222,000 7.125%,  4/14/2030
c
$ 236,606
Total 45,935,108
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
132,000 9.000%,  1/30/2028
c,e
128,713
Abbott Laboratories
743,000 4.750%,  11/30/2036 761,033
AbbVie, Inc.
1,250,000 4.300%,  5/14/2036 1,197,277
387,000 4.850%,  6/15/2044 376,682
AdaptHealth, LLC
495,000 4.625%,  8/1/2029
c
382,017
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
521,000 4.625%,  1/15/2027
c
506,518
566,000 3.500%,  3/15/2029
c
513,918
Altria Group, Inc.
505,000 6.875%,  11/1/2033 555,850
Amgen, Inc.
735,000 4.200%,  2/22/2052 622,055
808,000 5.250%,  3/2/2030 830,621
808,000 5.600%,  3/2/2043 834,915
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,230,000 4.700%,  2/1/2036 1,225,987
Anheuser-Busch InBev Worldwide,
Inc.
1,510,000 4.375%,  4/15/2038 1,431,969
802,000 5.550%,  1/23/2049 861,838
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 623,262
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 1,045,801
B&G Foods, Inc.
167,000 5.250%,  9/15/2027
e
151,712
351,000 8.000%,  9/15/2028
c,e
368,565
BAT Capital Corporation
268,000 7.750%,  10/19/2032 302,539
500,000 7.079%,  8/2/2043 530,919
Bausch & Lomb Escrow
Corporation
82,000 8.375%,  10/1/2028
c
86,505
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
c,e
139,960
215,000 4.875%,  6/1/2028
c
129,482
370,000 11.000%,  9/30/2028
c
268,983
Baxter International, Inc.
755,000 3.132%,  12/1/2051
e
519,160
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 237,073
865,000 3.700%,  6/6/2027 838,225
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
c
240,113
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,099,664
Cargill, Inc.
809,000 3.125%,  5/25/2051
c
592,015

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Catalent Pharma Solutions, Inc.
$ 274,000 3.125%,  2/15/2029
c
$ 239,783
Central Garden & Pet Company
500,000 4.125%,  10/15/2030
e
454,768
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
c
56,730
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
c,e
372,989
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
c
279,669
96,000 8.000%,  12/15/2027
c
92,647
401,000 6.000%,  1/15/2029
c
360,952
167,000 5.250%,  5/15/2030
c
139,670
176,000 4.750%,  2/15/2031
c
138,360
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 598,711
369,000 2.875%,  5/1/2030 330,504
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
c
470,228
273,000 6.625%,  7/15/2030
c
280,456
CVS Health Corporation
1,205,000 5.625%,  2/21/2053 1,221,396
602,000 5.125%,  2/21/2030 611,337
1,295,000 4.875%,  7/20/2035 1,272,400
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
c
284,563
Eli Lilly & Company
401,000 4.950%,  2/27/2063 415,369
Embecta Corporation
128,000 6.750%,  2/15/2030
c
111,360
Encompass Health Corporation
615,000 4.500%,  2/1/2028 588,407
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
c
420,637
Fortrea Holdings, Inc.
212,000 7.500%,  7/1/2030
c
217,718
General Mills, Inc.
214,000 4.950%,  3/29/2033
e
216,952
Grifols SA
381,000 4.750%,  10/15/2028
c,e
345,517
HCA, Inc.
921,000 3.500%,  9/1/2030 834,911
HLF Financing SARL, LLC/
Herbalife International, Inc.
726,000 4.875%,  6/1/2029
c
570,062
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
c
1,119,523
Jazz Securities DAC
223,000 4.375%,  1/15/2029
c
207,706
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
515,000 6.750%,  3/15/2034
c
542,619
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
268,000 4.375%,  2/2/2052 199,511
533,000 5.500%,  1/15/2030 523,820
Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 743,000 3.000%,  5/15/2032 $ 604,922
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 600,980
Kraft Heinz Foods Company
332,000 3.875%,  5/15/2027 325,633
140,000 5.200%,  7/15/2045 136,940
900,000 4.375%,  6/1/2046 785,510
Lamb Weston Holdings, Inc.
241,000 4.125%,  1/31/2030
c
222,185
Legacy LifePoint Health, LLC
163,000 4.375%,  2/15/2027
c
150,488
LifePoint Health, Inc.
167,000 11.000%,  10/15/2030
c
175,876
Mattel, Inc.
548,000 3.375%,  4/1/2026
c
521,129
670,000 5.450%,  11/1/2041 603,400
Medtronic, Inc.
804,000 4.375%,  3/15/2035 784,622
ModivCare Escrow Issuer, Inc.
136,000 5.000%,  10/1/2029
c,e
111,158
ModivCare, Inc.
109,000 5.875%,  11/15/2025
c
107,638
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
c
353,520
262,000 5.250%,  10/1/2029
c
246,955
Newell Brands, Inc.
774,000 5.200%,  4/1/2026 763,327
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
c
353,457
225,000 5.125%,  4/30/2031
c
192,340
Owens & Minor, Inc.
371,000 6.625%,  4/1/2030
c,e
354,236
PepsiCo, Inc.
725,000 4.200%,  7/18/2052 671,010
Perrigo Finance Unlimited
Company
200,000 4.375%,  3/15/2026 193,379
227,000 3.150%,  6/15/2030 206,479
Pfizer Investment Enterprises Pte,
Ltd.
1,204,000 5.300%,  5/19/2053 1,229,144
401,000 4.750%,  5/19/2033 401,900
509,000 5.110%,  5/19/2043 507,189
Philip Morris International, Inc.
365,000 4.875%,  2/13/2026 366,276
550,000 5.125%,  11/17/2027 559,799
512,000 5.500%,  9/7/2030 530,629
802,000 5.375%,  2/15/2033 822,615
Post Holdings, Inc.
322,000 4.500%,  9/15/2031
c
288,559
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
c
306,824
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
163,000 9.750%,  12/1/2026
c
161,709
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 939,496
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
c
695,338

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Scotts Miracle-Gro Company
$ 152,000 4.500%,  10/15/2029 $ 135,054
SEG Holding, LLC
560,000 5.625%,  10/15/2028
c
562,100
Simmons Foods, Inc.
421,000 4.625%,  3/1/2029
c
364,240
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
c
238,531
210,000 5.500%,  7/15/2030
c
203,778
310,000 3.875%,  3/15/2031
c,e
282,100
Star Parent, Inc.
274,000 9.000%,  10/1/2030
c
288,756
Sysco Corporation
797,000 6.600%,  4/1/2040 891,545
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 572,072
Teleflex, Inc.
630,000 4.250%,  6/1/2028
c
597,105
Tenet Healthcare Corporation
1,120,000 5.125%,  11/1/2027 1,094,857
205,000 6.125%,  10/1/2028
e
204,420
330,000 6.750%,  5/15/2031
c
337,277
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 274,992
Thermo Fisher Scientific, Inc.
361,000 5.000%,  12/5/2026 366,419
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028 387,715
Utah Acquisition Sub, Inc.
511,000 3.950%,  6/15/2026 493,827
Viterra Finance BV
642,000 3.200%,  4/21/2031
c
553,256
Wyeth, LLC
525,000 6.500%,  2/1/2034 591,861
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,210,800
Total 55,848,013
Energy (1.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
c
271,106
Antero Resources Corporation
146,000 5.375%,  3/1/2030
c
139,935
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
c
472,800
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
c
283,565
Borr IHC, Ltd./Borr Finance, LLC
320,000 10.375%,  11/15/2030
c
329,600
BP Capital Markets America, Inc.
1,707,000 2.939%,  6/4/2051 1,182,400
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 453,600
Callon Petroleum Company
177,000 7.500%,  6/15/2030
c,e
178,508
Principal
Amount Long-Term Fixed Income (38.2%) Value
Energy (1.0%) - continued
Canadian Natural Resources, Ltd.
$ 319,000 2.950%,  7/15/2030 $ 281,240
Cheniere Energy Partners, LP
2,144,000 4.500%,  10/1/2029 2,050,665
Chesapeake Energy Corporation
208,000 6.750%,  4/15/2029
c
209,935
Chord Energy Corporation
207,000 6.375%,  6/1/2026
c
207,000
Civitas Resources, Inc.
124,000 8.375%,  7/1/2028
c
129,449
95,000 8.625%,  11/1/2030
c
100,769
358,000 8.750%,  7/1/2031
c
381,108
CNX Resources Corporation
159,000 6.000%,  1/15/2029
c
152,423
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
c
530,501
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
c
134,422
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
c
286,209
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
c
861,217
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
c
289,967
Crescent Energy Finance, LLC
300,000 9.250%,  2/15/2028
c
311,271
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
c
112,486
Diamondback Energy, Inc.
512,000 3.125%,  3/24/2031 455,078
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
c
205,156
135,000 4.375%,  6/15/2031
c
121,775
Enbridge, Inc.
376,000 5.900%,  11/15/2026 386,043
Enerflex, Ltd.
224,000 9.000%,  10/15/2027
c
216,082
Energy Transfer, LP
528,000 4.000%,  10/1/2027 508,303
765,000 4.900%,  3/15/2035 728,145
600,000 5.150%,  2/1/2043 533,576
1,090,000 6.000%,  6/15/2048 1,098,094
EnLink Midstream Partners, LP
511,000 4.850%,  7/15/2026 500,624
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 536,445
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
c
701,709
EQT Corporation
446,000 6.125%,  2/1/2025 447,985
805,000 3.900%,  10/1/2027 770,100
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 941,356
Ferrellgas, LP/Ferrellgas Finance
Corporation
310,000 5.375%,  4/1/2026
c
303,380

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Energy (1.0%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 440,000 8.875%,  4/15/2030 $ 454,960
Halliburton Company
662,000 4.850%,  11/15/2035 651,528
537,000 5.000%,  11/15/2045 521,156
Harvest Midstream, LP
334,000 7.500%,  9/1/2028
c
332,023
Hess Midstream Operations, LP
268,000 5.625%,  2/15/2026
c
266,038
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
c
415,249
318,000 6.250%,  4/15/2032
c
305,888
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
c
404,449
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
c
336,163
Laredo Petroleum, Inc.
471,000 7.750%,  7/31/2029
c
450,325
Magellan Midstream Partners, LP
423,000 5.000%,  3/1/2026 422,092
MEG Energy Corporation
357,000 5.875%,  2/1/2029
c
346,876
MPLX, LP
660,000 4.875%,  6/1/2025 655,662
1,073,000 4.950%,  9/1/2032 1,049,919
202,000 5.000%,  3/1/2033 197,878
Murphy Oil Corporation
154,000 5.875%,  12/1/2027 153,218
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
c
485,411
National Fuel Gas Company
935,000 5.500%,  1/15/2026 936,014
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
c
178,564
Noble Finance II, LLC
273,000 8.000%,  4/15/2030
c
284,071
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
c
287,481
Northriver Midstream Finance, LP
134,000 5.625%,  2/15/2026
c
129,907
NuStar Logistics, LP
252,000 5.750%,  10/1/2025 250,409
Occidental Petroleum Corporation
1,269,000 7.875%,  9/15/2031 1,443,563
Ovintiv, Inc.
933,000 5.375%,  1/1/2026 933,018
510,000 6.250%,  7/15/2033 527,222
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 213,202
Permian Resources Operating,
LLC
402,000 7.000%,  1/15/2032
c
414,733
Phillips 66 Company
601,000 4.950%,  12/1/2027 606,049
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
c
323,051
Principal
Amount Long-Term Fixed Income (38.2%) Value
Energy (1.0%) - continued
Range Resources Corporation
$ 221,000 4.750%,  2/15/2030
c,e
$ 204,290
Rockcliff Energy II, LLC
292,000 5.500%,  10/15/2029
c
275,973
Rockies Express Pipeline, LLC
210,000 4.950%,  7/15/2029
c
200,797
SM Energy Company
131,000 6.625%,  1/15/2027 130,259
200,000 6.500%,  7/15/2028
e
200,092
Southwestern Energy Company
295,000 5.375%,  3/15/2030 288,053
191,000 4.750%,  2/1/2032 176,716
Suncor Energy, Inc.
977,000 7.150%,  2/1/2032 1,089,188
Sunoco, LP/Sunoco Finance
Corporation
385,000 5.875%,  3/15/2028 384,487
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
c
467,779
Targa Resources Corporation
939,000 4.200%,  2/1/2033 863,348
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
c
262,889
Transocean, Inc.
265,000 11.500%,  1/30/2027
c
276,925
406,600 8.750%,  2/15/2030
c
424,800
USA Compression Partners, LP/
USA Compression Finance
Corporation
371,000 6.875%,  4/1/2026 369,435
Valaris, Ltd.
272,000 8.375%,  4/30/2030
c
278,675
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
c
352,940
279,000 6.250%,  1/15/2030
c
277,490
235,000 4.125%,  8/15/2031
c
207,036
Venture Global LNG, Inc.
562,000 8.375%,  6/1/2031
c
561,709
266,000 9.875%,  2/1/2032
c
277,076
Weatherford International, Ltd.
244,000 8.625%,  4/30/2030
c
254,750
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 537,871
267,000 6.150%,  4/1/2033 277,378
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 519,858
900,000 7.500%,  1/15/2031 1,017,623
Total 41,957,583
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
94,000 6.000%,  8/1/2029
c
85,413
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
570,000 3.500%,  1/15/2025 557,078
581,000 6.100%,  1/15/2027 593,397
950,000 3.875%,  1/23/2028 905,330

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
$ 475,000 3.400%,  10/29/2033 $ 407,869
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,197,677
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
c
556,889
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
211,000 6.750%,  10/15/2027
c
210,254
Ally Financial, Inc.
900,000 5.750%,  11/20/2025 894,393
900,000 8.000%,  11/1/2031 985,950
72,000 6.700%,  2/14/2033 72,085
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 725,907
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,034,061
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
c
232,875
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
b,c
551,773
Ares Capital Corporation
397,000 3.250%,  7/15/2025 380,336
975,000 3.875%,  1/15/2026 936,636
450,000 2.150%,  7/15/2026 410,208
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 147,014
Associated Banc-Corp
650,000 4.250%,  1/15/2025 638,557
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
b,c
474,810
Avolon Holdings Funding, Ltd.
471,000 5.250%,  5/15/2024
c
468,420
250,000 4.250%,  4/15/2026
c
241,454
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
c
673,905
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
962,341
Bank of America Corporation
924,000 5.080%,  1/20/2027
b
921,965
500,000 1.734%,  7/22/2027
b
458,076
1,210,000 3.824%,  1/20/2028
b
1,162,546
467,000 5.202%,  4/25/2029
b
469,889
450,000 2.087%,  6/14/2029
b
396,593
1,200,000 2.496%,  2/13/2031
b
1,030,460
1,250,000 1.922%,  10/24/2031
b
1,014,813
804,000 2.972%,  2/4/2033
b
684,060
1,609,000 4.571%,  4/27/2033
b
1,533,669
760,000 5.872%,  9/15/2034
b
795,545
1,075,000 3.846%,  3/8/2037
b
943,856
Bank of Montreal
210,000 5.266%,  12/11/2026 212,887
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
b
531,095
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 274,527
Barclays plc
783,000 6.496%,  9/13/2027
b
805,000
1,185,000 4.972%,  5/16/2029
b
1,163,278
825,000 5.746%,  8/9/2033
b
834,662
Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
Berkshire Hathaway Finance
Corporation
$ 1,071,000 2.850%,  10/15/2050 $ 749,956
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 770,667
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026
c
396,643
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 632,864
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
c
212,770
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,c
1,138,641
BPCE SA
860,000 3.500%,  10/23/2027
c
804,984
Bread Financial Holdings, Inc.
161,000 9.750%,  3/15/2029
c
166,905
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
95,000 4.500%,  4/1/2027
c
85,500
Burford Capital Global Finance,
LLC
300,000 9.250%,  7/1/2031
c
318,840
Camden Property Trust
661,000 3.150%,  7/1/2029 608,931
Canadian Imperial Bank of
Commerce
803,000 5.001%,  4/28/2028 807,726
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 980,359
805,000 2.636%,  3/3/2026
b
771,340
Castlelake Aviation Finance DAC
144,000 5.000%,  4/15/2027
c
134,808
Centene Corporation
1,312,000 2.625%,  8/1/2031 1,088,596
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,247,373
518,000 6.136%,  8/24/2034
b
546,011
Chubb INA Holdings, Inc.
527,000 4.350%,  11/3/2045 494,845
Citigroup, Inc.
415,000 0.981%,  5/1/2025
b
407,957
1,240,000 4.400%,  6/10/2025 1,223,959
620,000 3.200%,  10/21/2026 591,190
1,404,000 3.668%,  7/24/2028
b
1,338,054
415,000 4.125%,  7/25/2028 398,508
700,000 3.520%,  10/27/2028
b
662,035
1,141,000 4.910%,  5/24/2033
b
1,117,114
648,000 6.174%,  5/25/2034
b
670,534
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
b,c
1,087,639
Corebridge Financial, Inc.
402,000 4.350%,  4/5/2042 340,716
Credit Acceptance Corporation
376,000 9.250%,  12/15/2028
c
400,797
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,c,h
546,762

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
Credit Suisse Group AG
$ 775,000 7.250%,  9/12/2025
b,c,h,i
$ 89,125
Danske Bank AS
400,000 0.976%,  9/10/2025
b,c
386,831
Deutsche Bank AG/New York, NY
561,000 6.819%,  11/20/2029
b
590,646
950,000 3.729%,  1/14/2032
b
796,253
Discover Bank
1,410,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,358,098
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
c
551,939
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 648,511
725,000 4.625%,  5/15/2042 672,830
Enact Holdings, Inc.
209,000 6.500%,  8/15/2025
c
208,352
EPR Properties
355,000 4.950%,  4/15/2028 336,547
Fifth Third Bancorp
356,000 6.339%,  7/27/2029
b
370,660
First Horizon Bank
225,000 5.750%,  5/1/2030
e
212,135
First Horizon National Corporation
900,000 4.000%,  5/26/2025 870,418
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 450,702
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
c
579,483
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
c
278,107
139,000 9.750%,  8/1/2027
c
144,560
69,000 5.500%,  5/1/2028
c
66,353
Freedom Mortgage Corporation
135,000 7.625%,  5/1/2026
c
133,238
110,000 12.000%,  10/1/2028
c
120,134
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
c
929,743
1,137,000 3.400%,  1/15/2026 1,075,913
GGAM Finance, Ltd.
274,000 7.750%,  5/15/2026
c
278,110
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
517,000 3.750%,  12/15/2027
c
432,011
goeasy, Ltd.
216,000 9.250%,  12/1/2028
c
230,682
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
625,737
756,000 6.484%,  10/24/2029
b
802,152
230,000 1.992%,  1/27/2032
b
185,837
2,413,000 3.102%,  2/24/2033
b
2,071,354
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 168,941
Highwoods Realty, LP
504,000 7.650%,  2/1/2034 543,717
HSBC Holdings plc
1,525,000 3.803%,  3/11/2025
b
1,518,742
Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
$ 1,000,000 2.999%,  3/10/2026
b
$ 969,558
1,040,000 3.900%,  5/25/2026 1,012,376
800,000 5.402%,  8/11/2033
b
803,467
HUB International, Ltd.
416,000 5.625%,  12/1/2029
c
396,852
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
278,000 6.375%,  12/15/2025 272,920
307,000 5.250%,  5/15/2027 275,755
Intercontinental Exchange, Inc.
450,000 4.950%,  6/15/2052 448,082
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 533,160
J.P. Morgan Chase & Company
725,000 1.040%,  2/4/2027
b
666,320
714,000 1.578%,  4/22/2027
b
658,896
1,075,000 2.947%,  2/24/2028
b
1,011,402
1,350,000 4.203%,  7/23/2029
b
1,311,823
700,000 2.522%,  4/22/2031
b
605,316
975,000 1.953%,  2/4/2032
b
792,573
1,073,000 4.586%,  4/26/2033
b
1,036,674
805,000 4.912%,  7/25/2033
b
795,928
625,000 3.882%,  7/24/2038
b
553,244
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
c
100,249
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 559,969
KeyCorp
425,000 3.878%,  5/23/2025
b
415,503
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 233,714
Kimco Realty OP, LLC
749,000 3.300%,  2/1/2025 732,501
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
821,420
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
c
314,642
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,c
927,211
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 780,101
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 210,116
504,000 5.400%,  9/15/2033 530,556
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
647,022
Mitsubishi UFJ Financial Group,
Inc.
802,000 5.422%,  2/22/2029
b
816,521
1,350,000 2.048%,  7/17/2030 1,135,675
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
c
270,493
Morgan Stanley
325,000 2.630%,  2/18/2026
b
314,542
475,000 2.188%,  4/28/2026
b
456,311
1,350,000 4.350%,  9/8/2026 1,324,842
1,053,000 5.050%,  1/28/2027
b
1,054,016

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
$ 1,704,000 3.591%,  7/22/2028
b
$ 1,626,713
535,000 5.164%,  4/20/2029
b
538,058
1,250,000 3.622%,  4/1/2031
b
1,151,533
535,000 5.250%,  4/21/2034
b
534,945
939,000 5.297%,  4/20/2037
b
913,738
MPT Operating Partnership, LP/
MPT Finance Corporation
385,000 4.625%,  8/1/2029
e
276,838
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 405,082
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
c
274,923
NatWest Group plc
850,000 4.445%,  5/8/2030
b
814,456
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
327,000 4.500%,  9/30/2028
c
275,360
New York Life Global Funding
812,000 4.550%,  1/28/2033
c
800,303
NFP Corporation
164,000 6.875%,  8/15/2028
c
166,723
NNN REIT, Inc.
749,000 5.600%,  10/15/2033 773,192
Office Properties Income Trust
120,000 2.650%,  6/15/2026 74,374
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 682,335
725,000 3.375%,  2/1/2031 615,975
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 475,772
555,000 3.875%,  9/15/2028 491,039
Park Intermediate Holdings, LLC
444,000 4.875%,  5/15/2029
c
410,982
Pine Street Trust I
805,000 4.572%,  2/15/2029
c
765,477
PNC Financial Services Group,
Inc.
748,000 5.812%,  6/12/2026
b
752,489
250,000 6.615%,  10/20/2027
b
259,330
1,074,000 4.626%,  6/6/2033
b
1,012,720
PRA Group, Inc.
266,000 7.375%,  9/1/2025
c
263,964
219,000 8.375%,  2/1/2028
c
210,835
Principal Life Global Funding II
487,000 1.250%,  8/16/2026
c
441,400
Prologis, LP
536,000 2.875%,  11/15/2029 486,572
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
958,607
Radian Group, Inc.
270,000 4.875%,  3/15/2027 260,984
Regency Centers, LP
700,000 4.125%,  3/15/2028 671,256
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
c
132,649
295,000 4.000%,  9/15/2029
c
265,097
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
c
307,729
Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
Royal Bank of Canada
$ 744,000 5.200%,  7/20/2026 $ 751,943
669,000 5.000%,  5/2/2033 681,973
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
276,864
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
818,162
Service Properties Trust
302,000 7.500%,  9/15/2025 305,356
290,000 5.500%,  12/15/2027 265,511
148,000 8.625%,  11/15/2031
c
155,020
Simon Property Group, LP
805,000 3.800%,  7/15/2050 635,746
SLM Corporation
140,000 4.200%,  10/29/2025 135,800
Societe Generale SA
840,000 4.750%,  11/24/2025
c
822,620
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 976,754
Standard Chartered plc
288,000 1.822%,  11/23/2025
b,c
277,342
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 799,924
804,000 5.710%,  1/13/2030 834,734
700,000 1.710%,  1/12/2031 565,067
Synchrony Financial
71,000 7.250%,  2/2/2033 70,435
Synovus Bank
799,000 5.625%,  2/15/2028 767,677
Toronto-Dominion Bank
616,000 5.156%,  1/10/2028 625,291
608,000 5.523%,  7/17/2028 625,961
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
528,141
383,000 5.125%,  12/15/2027
b,h
322,756
699,000 5.122%,  1/26/2034
b
676,844
U.S. Bancorp
536,000 5.727%,  10/21/2026
b
539,467
744,000 5.775%,  6/12/2029
b
764,351
178,000 5.836%,  6/12/2034
b
183,611
UBS Group AG
1,375,000 2.193%,  6/5/2026
b,c
1,307,602
771,000 6.246%,  9/22/2029
b,c
804,269
668,000 3.091%,  5/14/2032
b,c
568,913
UDR, Inc.
675,000 2.100%,  8/1/2032 528,965
United Wholesale Mortgage, LLC
89,000 5.500%,  11/15/2025
c
88,437
218,000 5.500%,  4/15/2029
c
206,383
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 607,065
806,000 4.750%,  5/15/2052 774,853
808,000 4.625%,  7/15/2035 811,988
Wells Fargo & Company
363,000 3.000%,  4/22/2026 347,715
1,140,000 3.000%,  10/23/2026 1,082,287
805,000 3.526%,  3/24/2028
b
767,985
1,200,000 2.393%,  6/2/2028
b
1,099,110
480,000 5.574%,  7/25/2029
b
490,113
441,000 5.389%,  4/24/2034
b
442,916

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Financials (3.2%) - continued
$ 930,000 4.900%,  11/17/2045 $ 845,268
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,062,160
XHR, LP
140,000 6.375%,  8/15/2025
c
139,645
153,000 4.875%,  6/1/2029
c
140,834
Total 133,453,496
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
c
878,913
Total 878,913
Mortgage-Backed Securities (11.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,381,162 2.000%,  1/1/2052 2,774,941
3,852,117 2.000%,  5/1/2051 3,164,452
21,306,760 2.500%,  5/1/2051 18,268,992
6,887,289 3.500%,  5/1/2052 6,319,343
6,711,708 4.000%,  5/1/2052 6,406,744
18,776,167 3.500%,  6/1/2052 17,239,717
2,627,386 5.000%,  7/1/2053 2,611,617
876,985 5.500%,  7/1/2053 886,425
4,998,750 3.500%,  8/1/2052 4,616,950
4,195,024 5.000%,  8/1/2053 4,182,343
4,178,724 5.500%,  9/1/2053 4,250,955
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,158,822 2.500%,  7/1/2030 4,889,163
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,000,000 4.500%,  1/1/2039
j
6,965,000
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
6,056,300 3.000%,  12/1/2036 5,637,359
5,021,412 3.000%,  8/1/2038 4,706,440
7,546,992 3.500%,  5/1/2040 7,224,142
5,837,289 2.500%,  4/1/2042 5,190,326
2,000,774 2.000%,  5/1/2042 1,722,376
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,176,619 3.000%,  1/1/2052 15,323,837
2,943,441 2.000%,  2/1/2051 2,419,798
1,852,349 2.000%,  2/1/2051 1,521,291
6,463,830 2.500%,  2/1/2051 5,544,496
10,947,950 2.500%,  2/1/2051 9,329,666
2,588,945 2.000%,  3/1/2051 2,123,425
31,488,734 2.000%,  3/1/2051 25,852,892
13,901,344 4.000%,  3/1/2051 13,384,839
17,861,695 3.000%,  3/1/2052 15,834,176
21,017,343 2.000%,  4/1/2051 17,242,628
10,503,764 3.000%,  4/1/2051 9,311,402
10,724,545 3.000%,  5/1/2050 9,585,059
3,460,440 2.000%,  5/1/2051 2,836,116
8,350,156 3.000%,  5/1/2051 7,518,661
6,933,275 3.000%,  6/1/2050 6,281,098
3,214,585 4.000%,  6/1/2052 3,040,639
Principal
Amount Long-Term Fixed Income (38.2%) Value
Mortgage-Backed Securities (11.6%) -
continued
$ 2,280,472 5.000%,  6/1/2053 $ 2,271,726
15,997,653 2.500%,  7/1/2051 13,763,693
4,716,282 3.500%,  7/1/2051 4,389,749
9,171,635 4.000%,  7/1/2052 8,675,368
2,447,527 2.500%,  8/1/2050 2,120,862
9,788,388 3.500%,  8/1/2050 9,132,342
13,474,006 4.500%,  8/1/2052 13,125,290
5,662,139 5.000%,  8/1/2053 5,640,423
3,020,102 2.500%,  9/1/2051 2,595,263
7,514,849 3.500%,  9/1/2052 6,929,967
4,782,310 5.000%,  9/1/2052 4,737,385
4,598,147 4.500%,  9/1/2053 4,471,885
6,156,536 4.500%,  9/1/2053 5,970,240
11,189,127 4.000%,  10/1/2052 10,627,342
3,438,328 2.000%,  11/1/2051 2,814,090
13,988,019 2.000%,  12/1/2050 11,548,389
21,856,013 2.500%,  12/1/2051 18,705,054
9,849,332 4.500%,  12/1/2052 9,598,057
9,700,000 5.500%,  1/1/2041
j
9,740,922
24,700,000 6.000%,  1/1/2042
j
25,078,219
3,500,000 3.500%,  1/1/2049
j
3,210,703
10,250,000 4.000%,  1/1/2049
j
9,693,857
4,500,000 4.500%,  1/1/2049
j
4,361,836
19,350,000 5.000%,  1/1/2049
j
19,142,895
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,274,485 2.500%,  3/1/2062 15,925,335
5,060,871 3.500%,  7/1/2061 4,591,031
5,777,638 4.000%,  12/1/2061 5,462,284
Total 488,531,515
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 509,108
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 715,093
Apple, Inc.
938,000 2.650%,  2/8/2051 642,141
1,680,000 3.750%,  9/12/2047 1,433,973
AthenaHealth Group, Inc.
390,000 6.500%,  2/15/2030
c,e
353,799
Broadcom, Inc.
283,000 3.469%,  4/15/2034
c
246,211
1,072,000 3.137%,  11/15/2035
c
880,095
1,100,000 3.187%,  11/15/2036
c
891,390
460,000 4.926%,  5/15/2037
c
445,156
Cloud Software Group, Inc.
312,000 6.500%,  3/31/2029
c
297,162
109,000 9.000%,  9/30/2029
c
103,599
CommScope, Inc.
310,000 7.125%,  7/1/2028
c
147,250
Dell International, LLC/EMC
Corporation
672,000 6.020%,  6/15/2026 687,865
Fiserv, Inc.
914,000 2.250%,  6/1/2027 845,182
517,000 2.650%,  6/1/2030 454,517
468,000 5.600%,  3/2/2033 488,532
Gartner, Inc.
200,000 3.625%,  6/15/2029
c
180,517

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Technology (0.7%) - continued
$ 480,000 3.750%,  10/1/2030
c
$ 424,306
Global Payments, Inc.
805,000 5.300%,  8/15/2029 810,260
GTCR W-2 Merger Sub, LLC
215,000 7.500%,  1/15/2031
c
227,195
II-VI, Inc.
131,000 5.000%,  12/15/2029
c,e
124,418
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
c
240,197
540,000 4.875%,  9/15/2029
c
511,425
300,000 5.250%,  7/15/2030
c
285,572
440,000 4.500%,  2/15/2031
c
398,428
KLA Corporation
804,000 3.300%,  3/1/2050 613,675
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 134,669
Mastercard, Inc.
566,000 3.950%,  2/26/2048 505,241
Microsoft Corporation
494,000 3.041%,  3/17/2062 356,393
1,071,000 2.500%,  9/15/2050
c
723,117
760,000 3.700%,  8/8/2046 665,242
NCR Voyix Corporation
419,000 5.125%,  4/15/2029
c
398,302
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 488,779
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 462,445
475,000 3.250%,  5/11/2041 362,018
Open Text Corporation
185,000 3.875%,  12/1/2029
c
165,914
545,000 4.125%,  2/15/2030
c
493,266
Oracle Corporation
536,000 6.900%,  11/9/2052 629,088
1,340,000 6.150%,  11/9/2029 1,441,509
1,400,000 3.850%,  7/15/2036 1,219,722
1,266,000 4.000%,  7/15/2046 1,014,753
PTC, Inc.
290,000 3.625%,  2/15/2025
c
283,503
210,000 4.000%,  2/15/2028
c
199,015
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
c
154,370
RingCentral, Inc.
276,000 8.500%,  8/15/2030
c,e
282,210
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 527,137
S&P Global, Inc.
127,000 5.250%,  9/15/2033
c
132,869
Seagate HDD Cayman
163,000 8.500%,  7/15/2031
c,e
176,905
312,280 9.625%,  12/1/2032 357,092
Sensata Technologies BV
450,000 4.000%,  4/15/2029
c
418,192
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
c
280,953
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
c
145,862
Principal
Amount Long-Term Fixed Income (38.2%) Value
Technology (0.7%) - continued
SS&C Technologies, Inc.
$ 880,000 5.500%,  9/30/2027
c
$ 867,445
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 548,028
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
c
279,265
Visa, Inc.
1,150,000 2.700%,  4/15/2040 887,275
VMware, LLC
417,000 4.650%,  5/15/2027 413,431
875,000 2.200%,  8/15/2031 725,036
Total 28,696,112
Transportation (0.3%)
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
c,e
94,528
American Airlines, Inc.
297,000 8.500%,  5/15/2029
c
313,632
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
786,666 5.500%,  4/20/2026
c
780,992
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
c
160,033
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 440,854
503,000 5.750%,  5/1/2040 547,488
530,000 4.450%,  3/15/2043 492,214
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 487,281
CSX Corporation
720,000 3.800%,  4/15/2050 586,919
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
c
1,107,408
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
c
562,618
Hawaiian Brand Intellectual
Property, Ltd.
383,000 5.750%,  1/20/2026
c
360,840
Hertz Corporation
260,000 4.625%,  12/1/2026
c,e
233,100
167,000 5.000%,  12/1/2029
c
136,991
Mileage Plus Holdings, LLC
938,700 6.500%,  6/20/2027
c
941,365
Norfolk Southern Corporation
1,875,000 4.450%,  3/1/2033 1,850,589
227,000 5.550%,  3/15/2034 239,743
Penske Truck Leasing Company,
LP/PTL Finance Corporation
788,000 5.750%,  5/24/2026
c
794,240
Rand Parent, LLC
289,000 8.500%,  2/15/2030
c,e
276,378
RXO, Inc.
335,000 7.500%,  11/15/2027
c
345,673
Southwest Airlines Company
723,000 2.625%,  2/10/2030 631,448
Spirit Loyalty Cayman, Ltd.
160,000 8.000%,  9/20/2025
c
115,067

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Transportation (0.3%) - continued
Union Pacific Corporation
$ 1,074,000 2.973%,  9/16/2062 $ 722,352
United Airlines, Inc.
307,000 4.375%,  4/15/2026
c
299,142
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
c,e
69,667
366,000 6.375%,  2/1/2030
c,e
255,604
Total 12,846,166
U.S. Government & Agencies (12.3%)
U.S. Treasury Bonds
1,256,000 3.625%,  5/15/2053 1,161,211
2,206,000 3.000%,  8/15/2052 1,804,008
20,680,000 1.625%,  11/15/2050 12,320,756
2,400,000 4.750%,  11/15/2053 2,691,375
14,120,000 5.250%,  11/15/2028 14,969,958
1,075,000 4.375%,  5/15/2040 1,116,194
41,740,000 1.375%,  11/15/2040 27,693,512
600,000 3.000%,  5/15/2042 507,563
135,000 3.625%,  8/15/2043 124,110
27,658,000 2.500%,  5/15/2046 20,707,847
35,275,000 2.875%,  5/15/2049 28,029,846
U.S. Treasury Notes
10,000,000 3.000%,  6/30/2024 9,895,313
12,780,000 2.125%,  7/31/2024 12,564,338
15,100,000 2.250%,  11/15/2024 14,762,020
8,000,000 2.125%,  11/30/2024 7,805,312
3,700,000 1.375%,  1/31/2025 3,569,777
15,900,000 4.625%,  2/28/2025 15,890,684
40,300,000 3.875%,  3/31/2025 39,945,801
6,000,000 0.250%,  8/31/2025 5,601,328
54,500,000 5.000%,  8/31/2025 55,002,422
33,790,000 2.625%,  1/31/2026 32,727,463
3,050,000 0.500%,  2/28/2026 2,818,510
22,580,000 2.500%,  2/28/2026 21,791,464
2,350,000 0.500%,  4/30/2027 2,097,650
16,875,000 2.250%,  11/15/2027 15,866,455
12,250,000 3.875%,  12/31/2027 12,229,902
4,300,000 0.750%,  1/31/2028 3,791,055
16,200,000 3.500%,  1/31/2028 15,944,344
13,400,000 3.625%,  3/31/2028 13,253,961
31,750,000 2.875%,  5/15/2028 30,445,273
55,000,000 4.375%,  8/31/2028 56,177,344
850,000 1.375%,  11/15/2031 705,699
24,275,000 4.125%,  11/15/2032 24,675,158
7,500,000 4.500%,  11/15/2033 7,873,828
Total 516,561,481
Utilities (0.7%)
AES Corporation
1,069,000 3.950%,  7/15/2030
c
987,003
Ameren Illinois Company
720,000 4.500%,  3/15/2049 658,847
American Electric Power
Company, Inc.
481,000 5.200%,  1/15/2029 487,477
468,000 5.625%,  3/1/2033 487,558
Appalachian Power Company
560,000 3.300%,  6/1/2027 530,653
Atmos Energy Corporation
380,000 5.900%,  11/15/2033 412,276
Principal
Amount Long-Term Fixed Income (38.2%) Value
Utilities (0.7%) - continued
Berkshire Hathaway Energy
Company
$ 900,000 4.500%,  2/1/2045 $ 832,323
Calpine Corporation
311,000 4.500%,  2/15/2028
c
295,808
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 622,709
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 216,552
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 645,220
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 341,907
900,000 4.125%,  5/15/2049 751,790
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 270,732
Consumers Energy Company
880,000 4.350%,  4/15/2049 791,300
DTE Electric Company
760,000 3.700%,  3/15/2045 619,638
640,000 3.700%,  6/1/2046 513,938
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 752,703
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 551,122
Edison International
759,000 5.750%,  6/15/2027 775,017
Eversource Energy
669,000 4.750%,  5/15/2026 665,441
Exelon Corporation
575,000 4.700%,  4/15/2050 517,315
642,000 4.450%,  4/15/2046 559,289
FirstEnergy Corporation
669,000 5.100%,  7/15/2047 612,449
Georgia Power Company
455,000 4.950%,  5/17/2033 458,671
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 540,095
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
c
316,493
MidAmerican Energy Company
255,000 5.850%,  9/15/2054 282,107
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 314,146
NextEra Energy Capital Holdings,
Inc.
506,000 5.749%,  9/1/2025 510,787
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
c
571,272
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 677,878
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
c
101,573
804,000 4.450%,  6/15/2029
c
758,610
195,000 5.250%,  6/15/2029
c
188,834

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.2%) Value
Utilities (0.7%) - continued
Pacific Gas and Electric Company
$ 700,000 3.300%,  12/1/2027 $ 653,323
467,000 4.550%,  7/1/2030 444,761
505,000 6.950%,  3/15/2034 554,697
PacifiCorp
519,000 5.500%,  5/15/2054 509,195
PG&E Corporation
379,000 5.000%,  7/1/2028 368,760
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 371,862
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 703,935
Public Service Enterprise Group,
Inc.
511,000 5.875%,  10/15/2028 535,437
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 765,937
Southern California Edison
Company
825,000 4.000%,  4/1/2047 672,501
Southern Company
1,074,000 5.113%,  8/1/2027 1,088,478
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 508,734
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 416,931
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
c
283,696
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
c
505,135
Virginia Electric and Power
Company
675,000 4.600%,  12/1/2048 609,263
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
c
891,248
640,000 5.000%,  7/31/2027
c
623,105
Xcel Energy, Inc.
604,000 4.600%,  6/1/2032 588,819
Total 29,715,350
Total Long-Term Fixed Income
(cost $1,697,857,141) 1,605,564,172
Shares
Registered Investment
Companies ( 36.3% ) Value
U.S. Affiliated  (35.8%)
17,560,583 Thrivent Core Emerging Markets
Debt Fund 140,309,060
4,242,366 Thrivent Core Emerging Markets
Equity Fund 36,993,429
3,353,293 Thrivent Core International Equity
Fund 33,935,324
2,280,335 Thrivent Core Low Volatility Equity
Fund 23,441,846
4,007,734 Thrivent Core Mid Cap Value Fund 42,522,054
3,615,098 Thrivent Core Small Cap Value
Fund 35,934,078
4,279,028 Thrivent Global Stock Portfolio 58,753,617
Shares
Registered Investment
Companies (36.3%) Value
U.S. Affiliated  (35.8%)- continued
23,283,859 Thrivent High Yield Portfolio $ 97,012,198
32,948,481 Thrivent Income Portfolio 291,884,003
8,572,789 Thrivent International Allocation
Portfolio 81,308,621
1,678,136 Thrivent International Index
Portfolio 22,311,317
13,395,231 Thrivent Large Cap Value Portfolio 294,401,722
17,156,159 Thrivent Limited Maturity Bond
Portfolio 164,920,445
5,177,400 Thrivent Mid Cap Stock Portfolio 101,810,989
4,449,627 Thrivent Small Cap Stock Portfolio 79,076,539
Total 1,504,615,242
U.S. Unaffiliated  (0.5%)
10,011 Communication Services Select
Sector SPDR Fund 727,399
7,133 Industrial Select Sector SPDR
Fund 813,091
4,745 Invesco QQQ Trust Series 1 1,943,172
360 iShares Russell 2000 Index Fund 72,256
39,457 SPDR S&P 500 ETF Trust 18,754,307
2,796 SPDR S&P Biotech ETF 249,655
1,538 SPDR S&P Oil & Gas Exploration
ETF 210,567
Total 22,770,447
Total Registered Investment
Companies (cost $1,407,170,887) 1,527,385,689
Shares Common Stock ( 14.9% ) Value
Communications Services (1.1%)
25,519 Alphabet, Inc., Class A
k
3,564,749
119,227 Alphabet, Inc., Class C
k
16,802,661
16,489 Altice USA, Inc.
k
53,589
5,662 AMC Networks, Inc.
k
106,389
2,259 Bumble, Inc.
k
33,298
30 Cable One, Inc. 16,698
47,830 Cargurus, Inc.
k
1,155,573
32,668 Comcast Corporation 1,432,492
10,160 Electronic Arts, Inc. 1,389,990
6,635 Emerald Holding, Inc.
e,k
39,677
2,184 Entravision Communications
Corporation 9,107
2,461 Frontier Communications Parent,
Inc.
k
62,362
11,871 iHeartMedia, Inc.
k
31,696
3,645 Imax Corporation
k
54,748
37,229 Integral Ad Science Holding
Corporation
k
535,725
2,703 Interpublic Group of Companies,
Inc. 88,226
8,911 Liberty Global, Ltd., Class A
k
158,348
5,060 Liberty Global, Ltd., Class C
k
94,318
6,824 Liberty Latin America, Ltd., Class
A
k
49,883
2,056 Live Nation Entertainment, Inc.
k
192,442
62,643 Lumen Technologies, Inc.
k
114,637
1,535 Match Group, Inc.
k
56,027
32,779 Meta Platforms, Inc.
k
11,602,455
2,152 Netflix, Inc.
k
1,047,766
502 Omnicom Group, Inc. 43,428
15,197 Pinterest, Inc.
k
562,897
4,301 Playtika Holding Corporation
k
37,505

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Communications Services (1.1%) - continued
32,971 QuinStreet, Inc.
k
$ 422,688
588 Roku, Inc.
k
53,896
2,128 Sinclair, Inc. 27,728
1,886 TechTarget, Inc.
k
65,746
4,353 Telephone and Data Systems, Inc. 79,877
16,953 Trade Desk, Inc.
k
1,219,938
107,707 Verizon Communications, Inc. 4,060,554
42,658 Warner Brothers Discovery, Inc.
k
485,448
6,476 Windstream Services, LLC
k
59,903
151 Yelp, Inc.
k
7,148
7,133 Ziff Davis, Inc.
k
479,266
Total 46,298,878
Consumer Discretionary (1.8%)
4,406 2U, Inc.
k
5,419
115 Adient plc
k
4,181
2,765 Airbnb, Inc.
k
376,427
132,599 Amazon.com, Inc.
k
20,147,092
840 American Axle & Manufacturing
Holdings, Inc.
k
7,400
11,414 American Eagle Outfitters, Inc. 241,520
28,006 Aptiv plc
k
2,512,698
4,828 Autoliv, Inc. 531,997
55 AutoNation, Inc.
k
8,260
1,276 Beazer Homes USA, Inc.
k
43,116
1,073 Best Buy Company, Inc. 83,994
727 Booking Holdings, Inc.
k
2,578,829
6,113 Boot Barn Holdings, Inc.
k
469,234
723 Brunswick Corporation 69,950
2,737 Buckle, Inc. 130,062
562 Chegg, Inc.
k
6,384
745 Chipotle Mexican Grill, Inc.
k
1,703,785
39,891 Clarus Corporation 275,048
5,362 Columbia Sportswear Company 426,494
1,977 Container Store Group, Inc.
k
4,508
3,508 Cooper-Standard Holdings, Inc.
k
68,546
1,206 Crocs, Inc.
k
112,652
1,481 Culp, Inc.
k
8,575
5,044 D.R. Horton, Inc. 766,587
11,061 Dana, Inc. 161,601
1,410 Darden Restaurants, Inc. 231,663
1,681 Deckers Outdoor Corporation
k
1,123,631
3,969 Domino's Pizza, Inc. 1,636,141
833 DoorDash, Inc.
k
82,375
48 Dorman Products, Inc.
k
4,004
2,963 eBay, Inc. 129,246
493 El Pollo Loco Holdings, Inc.
k
4,348
1,511 Etsy, Inc.
k
122,467
9,846 Everi Holdings, Inc.
k
110,964
11,049 Expedia Group, Inc.
k
1,677,128
8,899 Five Below, Inc.
k
1,896,911
72 Fox Factory Holding Corporation
k
4,859
10,489 Gap, Inc. 219,325
16,787 Gentex Corporation 548,263
943 Genuine Parts Company 130,606
6,483 Goodyear Tire & Rubber
Company
k
92,837
2,339 Grand Canyon Education, Inc.
k
308,842
2,047 Green Brick Partners, Inc.
k
106,321
5,709 Harley-Davidson, Inc. 210,320
10,104 Hilton Worldwide Holdings, Inc. 1,839,837
20,570 Home Depot, Inc. 7,128,534
743 KB Home 46,408
11,489 Laureate Education, Inc. 157,514
1,611 La-Z-Boy, Inc. 59,478
Shares Common Stock (14.9%) Value
Consumer Discretionary (1.8%) - continued
2,047 Lear Corporation $ 289,057
884 Lennar Corporation 131,751
1,625 LKQ Corporation 77,659
5,455 Lowe's Companies, Inc. 1,214,010
2,429 Lululemon Athletica, Inc.
k
1,241,923
1,058 M/I Homes, Inc.
k
145,729
31 Marriott Vacations Worldwide
Corporation 2,632
15,987 McDonald's Corporation 4,740,305
2,880 Meritage Homes Corporation 501,696
671 MGM Resorts International
k
29,980
17,750 Mobileye Global, Inc.
k
768,930
8,531 Modine Manufacturing Company
k
509,301
3,941 Mohawk Industries, Inc.
k
407,894
3,863 Nordstrom, Inc. 71,272
210 NVR, Inc.
k
1,470,095
688 Papa John's International, Inc. 52,446
2,594 Polaris, Inc. 245,833
2,912 Pool Corporation 1,161,044
31,095 Qurate Retail, Inc.
k
27,224
2,265 Ross Stores, Inc. 313,453
4,624 SeaWorld Entertainment, Inc.
k
244,286
187 Shake Shack, Inc.
k
13,860
1,140 SharkNinja, Inc. 58,334
7,505 Skyline Champion Corporation
k
557,321
8,077 Sony Group Corporation ADR 764,811
23,671 Stoneridge, Inc.
k
463,242
390 Taylor Morrison Home Corporation
k
20,807
32,347 Tesla, Inc.
k
8,037,583
34,917 ThredUp, Inc.
k
78,563
276 TopBuild Corporation
k
103,296
7,245 Travel + Leisure Company 283,207
7 Ulta Beauty, Inc.
k
3,430
2,977 Upbound Group, Inc. 101,129
3,580 Urban Outfitters, Inc.
k
127,770
87 Vail Resorts, Inc. 18,572
83 Visteon Corporation
k
10,367
7,635 Wendy's Company 148,730
1,519 Wingstop, Inc. 389,745
11,251 Wyndham Hotels & Resorts, Inc. 904,693
239 XPEL, Inc.
k
12,870
Total 74,361,231
Consumer Staples (0.6%)
25,679 Altria Group, Inc. 1,035,891
2,095 Archer-Daniels-Midland Company 151,301
2,794 BellRing Brands, Inc.
k
154,871
29,584 BJ's Wholesale Club Holdings,
Inc.
k
1,972,069
4,039 Casey's General Stores, Inc. 1,109,675
26,198 Celsius Holdings, Inc.
k
1,428,315
56,878 Coca-Cola Company 3,351,821
2,966 Constellation Brands, Inc. 717,030
51,795 Coty, Inc.
k
643,294
758 Darling Ingredients, Inc.
k
37,779
5,994 e.l.f. Beauty, Inc.
k
865,174
7,709 Flowers Foods, Inc. 173,530
618 Hain Celestial Group, Inc.
k
6,767
150 Hershey Company 27,966
2,628 J & J Snack Foods Corporation 439,244
745 John B. Sanfilippo & Son, Inc. 76,765
29,900 Kenvue, Inc. 643,747
12,933 Kimberly-Clark Corporation 1,571,489
2,312 Kroger Company 105,682
8,646 Lamb Weston Holdings, Inc. 934,546

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Consumer Staples (0.6%) - continued
6,826 Lancaster Colony Corporation $ 1,135,778
136 McCormick & Company, Inc. 9,305
19,181 Mondelez International, Inc. 1,389,280
499 PepsiCo, Inc. 84,750
13,064 Philip Morris International, Inc. 1,229,061
2,293 Pilgrim's Pride Corporation
k
63,424
333 PriceSmart, Inc. 25,235
8,760 Procter & Gamble Company 1,283,690
853 SpartanNash Company 19,576
12,272 Sysco Corporation 897,451
17,941 Turning Point Brands, Inc. 472,207
1,695 Tyson Foods, Inc. 91,106
34,294 US Foods Holding Corporation
k
1,557,291
21,458 Walmart, Inc. 3,382,854
Total 27,087,964
Energy (0.5%)
5,256 APA Corporation 188,585
4,280 Baker Hughes Company 146,290
1,012 Cactus, Inc. 45,945
1,314 California Resources Corporation 71,849
1,474 ChampionX Corporation 43,056
298 Cheniere Energy, Inc. 50,872
2,503 Chesapeake Energy Corporation 192,581
1,420 Chevron Corporation 211,807
129 Civitas Resources, Inc. 8,821
10,383 ConocoPhillips 1,205,155
15,830 Coterra Energy, Inc. 403,982
2,285 CVR Energy, Inc. 69,235
19,236 Devon Energy Corporation 871,391
31,234 Enterprise Products Partners, LP 823,016
16,532 EOG Resources, Inc. 1,999,545
2,641 Expro Group Holdings NV
k
42,045
27,254 Exxon Mobil Corporation 2,724,855
1,278 Gulfport Energy Corporation
k
170,230
70,373 Halliburton Company 2,543,984
2,478 HF Sinclair Corporation 137,702
551 International Seaways, Inc. 25,059
10,943 Liberty Energy, Inc. 198,506
1,962 Magnolia Oil & Gas Corporation 41,771
10,291 Marathon Oil Corporation 248,631
4,356 Marathon Petroleum Corporation 646,256
18,632 Matador Resources Company 1,059,415
3,788 Murphy Oil Corporation 161,596
15,814 NOV, Inc. 320,708
547 ONEOK, Inc. 38,410
3,662 Ovintiv, Inc. 160,835
6,418 Par Pacific Holdings, Inc.
k
233,423
1,732 Patterson-UTI Energy, Inc. 18,706
4,485 Phillips 66 597,133
13,028 Pioneer Natural Resources
Company 2,929,737
20,409 ProPetro Holding Corporation
k
171,027
10,897 Schlumberger NV 567,080
5,202 Shell plc NVDR 342,292
7,150 SM Energy Company 276,848
1,129 Solaris Oilfield Infrastructure, Inc. 8,987
78,722 TechnipFMC plc 1,585,461
6,969 TETRA Technologies, Inc.
k
31,500
2,727 U.S. Silica Holdings, Inc.
k
30,842
5,613 Viper Energy, Inc. 176,136
3,339 Williams Companies, Inc. 116,297
Total 21,937,602
Shares Common Stock (14.9%) Value
Financials (2.1%)
490 1st Source Corporation $ 26,925
4,867 Allstate Corporation 681,283
6,647 Ally Financial, Inc. 232,113
2,019 Amalgamated Financial
Corporation 54,392
1,112 Amerant Bancorp, Inc. 27,322
16,094 American Express Company 3,015,050
992 American Financial Group, Inc. 117,939
12,861 American International Group, Inc. 871,333
5,644 Ameriprise Financial, Inc. 2,143,760
509 Ameris Bancorp 27,002
4,356 Annaly Capital Management, Inc. 84,376
46 Apollo Global Management, Inc. 4,287
1,699 Arch Capital Group, Ltd.
k
126,185
3,853 Arthur J. Gallagher & Company 866,463
1,941 Artisan Partners Asset
Management, Inc. 85,753
383 AssetMark Financial Holdings,
Inc.
k
11,471
5,420 Associated Banc-Corp 115,934
538 Assurant, Inc. 90,648
1,346 Assured Guaranty, Ltd. 100,721
426 Atlantic Union Bankshares
Corporation 15,566
515 Axis Capital Holdings, Ltd. 28,516
1,432 Axos Financial, Inc.
k
78,187
4,492 Banc of California, Inc. 60,328
58,579 Bank of America Corporation 1,972,355
726 Bank of Hawaii Corporation
e
52,606
2,608 Bank of Marin Bancorp 57,428
1,612 Bank of N.T. Butterfield & Son, Ltd. 51,600
24,774 Bank of New York Mellon
Corporation 1,289,487
1,418 Bank OZK 70,659
1,439 BankFinancial Corporation 14,764
68 BankUnited, Inc. 2,205
1,598 Banner Corporation 85,589
463 BayCom Corporation 10,922
2,707 BCB Bancorp, Inc. 34,785
7,934 Berkshire Hathaway, Inc.
k
2,829,740
2,884 Berkshire Hills Bancorp, Inc. 71,610
1,301 BlackRock, Inc. 1,056,152
2,976 Block, Inc.
k
230,194
21,322 Blue Owl Capital, Inc. 317,698
114 BOK Financial Corporation 9,764
3,798 Bridgewater Bancshares, Inc.
k
51,349
2,712 Brighthouse Financial, Inc.
k
143,519
2,969 BrightSpire Capital, Inc. 22,089
4,503 Brookline Bancorp, Inc. 49,128
10,496 Brown & Brown, Inc. 746,371
2,418 Business First Bancshares, Inc. 59,604
951 Byline Bancorp, Inc. 22,406
2,379 Cadence Bank 70,395
241 Camden National Corporation 9,069
1,464 Cantaloupe, Inc.
k
10,848
167 Capital City Bank Group, Inc. 4,915
4,930 Capital One Financial Corporation 646,422
7,106 Capitol Federal Financial, Inc. 45,834
21,548 Carlyle Group, Inc. 876,788
384 Cathay General Bancorp 17,115
6,473 Cboe Global Markets, Inc. 1,155,819
10,960 Central Pacific Financial
Corporation 215,693
248 Central Valley Community Bancorp 5,543
15,993 Charles Schwab Corporation 1,100,318

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Financials (2.1%) - continued
10,675 Chubb, Ltd. $ 2,412,550
8,933 Cincinnati Financial Corporation 924,208
10,439 Citigroup, Inc. 536,982
4,439 Citizens Financial Group, Inc. 147,108
222 CNA Financial Corporation 9,393
1,981 CNB Financial Corporation 44,751
6,420 Columbia Banking System, Inc. 171,286
12,812 Comerica, Inc. 715,038
1,903 Commerce Bancshares, Inc.
k
101,639
225 Community Bank System, Inc. 11,725
4,790 Community Trust Bancorp, Inc. 210,089
1,002 ConnectOne Bancorp, Inc. 22,956
1,925 CrossFirst Bankshares, Inc.
k
26,141
916 Cullen/Frost Bankers, Inc. 99,377
1,524 Customers Bancorp, Inc.
k
87,813
630 CVB Financial Corporation 12,720
3,280 Dime Community Bancshares, Inc. 88,330
4,524 Discover Financial Services 508,498
3,274 Eagle Bancorp, Inc. 98,678
3,195 East West Bancorp, Inc. 229,880
846 Eastern Bankshares, Inc. 12,013
6,073 Ellington Residential Mortgage
REIT 37,227
1,121 Employers Holdings, Inc. 44,167
2,093 Enova International, Inc.
k
115,868
1,821 Enterprise Financial Services
Corporation 81,308
1,448 Equity Bancshares, Inc. 49,087
223 EVERTEC, Inc. 9,130
17,427 F.N.B. Corporation 239,970
4,518 FactSet Research Systems, Inc. 2,155,312
12,742 Federated Hermes, Inc. 431,444
2,506 Fidelity National Information
Services, Inc. 150,535
3,821 Fifth Third Bancorp 131,786
3,179 Financial Institutions, Inc. 67,713
5,088 First Bancorp/Puerto Rico 83,698
1,485 First Bancshares, Inc. 43,555
177 First Citizens BancShares, Inc./NC 251,158
2,691 First Commonwealth Financial
Corporation 41,549
3,170 First Financial Bancorp 75,287
1,514 First Financial Bankshares, Inc. 45,874
1,301 First Financial Corporation 55,982
1,356 First Foundation, Inc. 13,126
830 First Hawaiian, Inc. 18,974
8,911 First Horizon Corporation 126,180
1,392 First Internet Bancorp 33,672
365 First Interstate BancSystem, Inc. 11,224
442 First Merchants Corporation 16,389
1,287 First Mid-Illinois Bancshares, Inc. 44,607
3,298 First of Long Island Corporation 43,665
5,307 Fiserv, Inc.
k
704,982
205 Five Star Bancorp 5,367
735 FleetCor Technologies, Inc.
k
207,718
3,366 Flushing Financial Corporation 55,472
1,758 Flywire Corporation
k
40,698
6,188 Fulton Financial Corporation 101,854
7,495 Genworth Financial, Inc.
k
50,067
2,867 Glacier Bancorp, Inc. 118,464
836 Global Life, Inc. 101,758
8,402 Global Payments, Inc. 1,067,054
2,876 Great Southern Bancorp, Inc. 170,691
2,042 Green Dot Corporation
k
20,216
6,339 Hamilton Lane, Inc. 719,096
Shares Common Stock (14.9%) Value
Financials (2.1%) - continued
1,800 Hancock Whitney Corporation $ 87,462
13,049 Hanmi Financial Corporation 253,151
1,581 Hanover Insurance Group, Inc. 191,965
2,691 Hartford Financial Services Group,
Inc. 216,303
9,071 Heartland Financial USA, Inc. 341,160
6,089 Heritage Commerce Corporation 60,403
6,965 Heritage Financial Corporation 148,981
2,355 Home BancShares, Inc. 59,652
5,656 HomeStreet, Inc. 58,257
4,617 Hometrust Bancshares, Inc. 124,290
18,112 Hope Bancorp, Inc. 218,793
325 Horace Mann Educators
Corporation 10,627
4,370 Horizon Bancorp, Inc. 62,535
14,478 Houlihan Lokey, Inc. 1,736,057
8,412 Huntington Bancshares, Inc. 107,001
379 Independent Bank Corporation 24,942
3,846 Independent Bank Corporation/MI 100,073
38,936 Intercontinental Exchange, Inc. 5,000,550
407 International Bancshares
Corporation 22,108
4,128 Invesco Mortgage Capital, Inc. 36,574
9,458 Invesco, Ltd. 168,731
32,019 J.P. Morgan Chase & Company 5,446,432
457 Jack Henry & Associates, Inc. 74,678
12,266 Janus Henderson Group plc 369,820
58,437 KeyCorp 841,493
5,690 Kinsale Capital Group, Inc. 1,905,638
1,565 KKR & Company, Inc. 129,660
4,065 Lazard, Ltd. 141,462
4,503 M&T Bank Corporation 617,271
9,513 Marsh & McLennan Companies,
Inc. 1,802,428
6,043 Mastercard, Inc. 2,577,400
1,008 Mercantile Bank Corporation 40,703
9,549 MetLife, Inc. 631,475
144 Metropolitan Bank Holding
Corporation
k
7,975
10,048 MFA Financial, Inc. 113,241
58,322 MGIC Investment Corporation 1,125,031
540 Mid Penn Bancorp, Inc. 13,111
3,340 Midland States Bancorp, Inc. 92,050
7,786 MidWestOne Financial Group, Inc. 209,521
5,368 Morgan Stanley 500,566
6,843 Mr. Cooper Group, Inc.
k
445,616
5,264 MSCI, Inc. 2,977,582
436 MVB Financial Corporation 9,836
31,058 Nasdaq, Inc. 1,805,712
1,530 National Bank Holdings
Corporation 56,901
4,415 Navient Corporation 82,207
1,192 NCR Atleos Corporation
k
28,954
12,970 New York Community Bancorp,
Inc. 132,683
15,064 NMI Holdings, Inc.
k
447,099
10,728 Northern Trust Corporation 905,229
1,953 Northfield Bancorp, Inc. 24,569
170 Northrim BanCorp, Inc. 9,726
3,702 Northwest Bancshares, Inc. 46,201
25,769 NU Holdings, Ltd./Cayman
Islands
k
214,656
5,802 OceanFirst Financial Corporation 100,723
1,121 OFG Bancorp 42,015
3,589 Old National Bancorp 60,618

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Financials (2.1%) - continued
3,013 Old Republic International
Corporation $ 88,582
2,192 Old Second Bancorp, Inc. 33,844
8,275 OneMain Holdings, Inc. 407,130
368 Pacific Premier Bancorp, Inc. 10,712
54,858 PayPal Holdings, Inc.
k
3,368,830
900 PCB Bancorp 16,587
720 PennyMac Financial Services, Inc. 63,626
863 Peoples Bancorp, Inc./OH 29,135
1,098 Pinnacle Financial Partners, Inc. 95,768
508 PNC Financial Services Group,
Inc. 78,664
1,595 Popular, Inc. 130,902
2,767 Premier Financial Corporation 66,685
273 PROG Holdings, Inc.
k
8,438
2,007 Prosperity Bancshares, Inc. 135,934
4,153 Provident Financial Services, Inc. 74,879
1,502 Prudential Financial, Inc. 155,772
9,321 Radian Group, Inc. 266,114
23,065 Raymond James Financial, Inc. 2,571,747
2,380 Regions Financial Corporation 46,124
20,162 Rithm Capital Corporation 215,330
4,825 RLI Corporation 642,304
1,809 S&T Bancorp, Inc. 60,457
2,871 Sandy Spring Bancorp, Inc. 78,206
182 Seacoast Banking Corporation of
Florida 5,180
13,505 SEI Investments Company 858,243
344 ServisFirst Bancshares, Inc. 22,921
1,904 Shore Bancshares, Inc. 27,132
558 Simmons First National
Corporation 11,071
418 SmartFinancial, Inc. 10,237
237 Southern First Bancshares, Inc.
k
8,793
1,075 SouthState Corporation 90,784
1,387 Stellar Bancorp, Inc. 38,614
2,585 Synchrony Financial 98,721
5,778 Synovus Financial Corporation 217,542
1,163 T. Rowe Price Group, Inc. 125,243
1,420 Territorial Bancorp, Inc. 15,833
849 Towne Bank/Portsmouth, VA 25,266
2,138 TPG, Inc. 92,297
11,543 Tradeweb Markets, Inc. 1,049,028
9,393 Triumph Financial, Inc.
k
753,131
1,109 Truist Financial Corporation 40,944
2,545 TrustCo Bank Corporation NY 79,022
2,979 Trustmark Corporation 83,054
6,140 Two Harbors Investment
Corporation 85,530
2,475 U.S. Bancorp 107,118
514 UMB Financial Corporation 42,945
1,738 United Bankshares, Inc. 65,262
1,032 United Community Banks, Inc. 30,196
2,719 Univest Financial Corporation 59,900
3,467 Unum Group 156,778
4,707 Valley National Bancorp 51,118
3,156 Veritex Holdings, Inc. 73,440
11,123 Virtu Financial, Inc. 225,352
1,475 Visa, Inc. 384,016
1,824 Voya Financial, Inc. 133,079
1,450 W.R. Berkley Corporation 102,544
2,809 WaFd, Inc. 92,585
550 Walker & Dunlop, Inc. 61,055
3,125 Webster Financial Corporation 158,625
50,717 Wells Fargo & Company 2,496,291
Shares Common Stock (14.9%) Value
Financials (2.1%) - continued
635 Westamerica Bancorporation $ 35,820
22,487 Western Alliance Bancorp 1,479,420
32,237 Western Union Company 384,265
88 Willis Towers Watson plc 21,226
1,801 Wintrust Financial Corporation 167,043
1,182 WSFS Financial Corporation 54,289
1,401 XP, Inc. 36,524
7,495 Zions Bancorp NA 328,806
Total 88,721,386
Health Care (2.0%)
24,781 Abbott Laboratories 2,727,645
2,960 ACADIA Pharmaceuticals, Inc.
k
92,678
9,991 Agilent Technologies, Inc. 1,389,049
1,310 Agios Pharmaceuticals, Inc.
k
29,174
2,409 Aldeyra Therapeutics, Inc.
k
8,456
3,329 Align Technology, Inc.
k
912,146
11,370 Alkermes plc
k
315,404
8,906 Amgen, Inc. 2,565,106
3,326 Amicus Therapeutics, Inc.
k
47,196
5,053 Amneal Pharmaceuticals, Inc.
k
30,672
1,450 Anika Therapeutics, Inc.
k
32,857
6,582 Apellis Pharmaceuticals, Inc.
k
393,998
3,012 Argenx SE ADR
k
1,145,855
5,253 Ascendis Pharma AS ADR
k
661,615
8,834 AstraZeneca plc ADR 594,970
452 Avanos Medical, Inc.
k
10,138
58,235 Avantor, Inc.
k
1,329,505
5,190 Azenta, Inc.
k
338,077
1,503 Baxter International, Inc. 58,106
2,570 Biogen, Inc.
k
665,039
137 BioMarin Pharmaceutical, Inc.
k
13,210
175 Bio-Rad Laboratories, Inc.
k
56,506
19,511 Bio-Techne Corporation 1,505,469
3,363 Bruker Corporation 247,113
233 Cardinal Health, Inc. 23,486
4,333 CareDx, Inc.
k
51,996
1,944 Centene Corporation
k
144,264
3,443 Certara, Inc.
k
60,562
1,993 Charles River Laboratories
International, Inc.
k
471,145
2,061 Cigna Group 617,166
2,582 Codexis, Inc.
k
7,875
1,311 Cooper Companies, Inc. 496,135
13,610 CVS Health Corporation 1,074,646
18,500 Danaher Corporation 4,279,790
3,872 Deciphera Pharmaceuticals, Inc.
k
62,455
6,443 Definitive Healthcare Corporation
k
64,043
1,515 Denali Therapeutics, Inc.
k
32,512
17,274 Dentsply Sirona, Inc. 614,782
12,113 Dexcom, Inc.
k
1,503,102
8,833 Dynavax Technologies
Corporation
k
123,485
13,640 Edwards Lifesciences Corporation
k
1,040,050
61,872 Elanco Animal Health, Inc.
k
921,893
2,070 Elevance Health, Inc. 976,129
1,172 Eli Lilly & Company 683,182
834 Enanta Pharmaceuticals, Inc.
k
7,848
11,276 Enovis Corporation
k
631,681
7,481 Exelixis, Inc.
k
179,469
11,217 Gilead Sciences, Inc. 908,689
2,146 Globus Medical, Inc.
k
114,360
7,293 GoodRx Holdings, Inc.
k
48,863
13,436 Halozyme Therapeutics, Inc.
k
496,595
2,242 HCA Healthcare, Inc. 606,865

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Health Care (2.0%) - continued
3,802 ICON plc
k
$ 1,076,232
81 IDEXX Laboratories, Inc.
k
44,959
672 Illumina, Inc.
k
93,569
9,851 Immunocore Holdings plc ADR
k
673,020
5,041 Inspire Medical Systems, Inc.
k
1,025,491
8,717 Intuitive Surgical, Inc.
k
2,940,767
597 IQVIA Holding, Inc.
k
138,134
1,221 Jazz Pharmaceuticals, Inc.
k
150,183
7,817 Johnson & Johnson 1,225,237
1,019 Kodiak Sciences, Inc.
k
3,098
11,671 Laboratory Corporation of America
Holdings 2,652,702
6,277 Lantheus Holdings, Inc.
k
389,174
62 Ligand Pharmaceuticals, Inc.
k
4,428
898 LivaNova plc
k
46,462
1,132 Masimo Corporation
k
132,682
29 Medpace Holdings, Inc.
k
8,889
58,200 Medtronic plc 4,794,516
23,472 Merck & Company, Inc. 2,558,917
5,487 Molina Healthcare, Inc.
k
1,982,508
2,022 Myriad Genetics, Inc.
k
38,701
5,003 Natera, Inc.
k
313,388
787 National HealthCare Corporation 72,735
8,448 Neogen Corporation
k
169,889
31,008 Novo Nordisk AS ADR
k
3,207,778
5,979 Nuvation Bio, Inc.
k
9,028
17,601 Option Care Health, Inc.
k
592,978
3,429 Organon & Company 49,446
1,867 Pacira Pharmaceuticals, Inc.
k
62,993
2,589 Pediatrix Medical Group, Inc.
k
24,078
26,547 Pfizer, Inc. 764,288
14,525 Phreesia, Inc.
k
336,254
42,681 Progyny, Inc.
k
1,586,880
1,733 PTC Therapeutics, Inc.
k
47,761
747 Qiagen NV
k
32,442
551 QuidelOrtho Corporation
k
40,609
1,529 R1 RCM, Inc.
k
16,162
7,191 Repligen Corporation
k
1,292,942
4,011 Rocket Pharmaceuticals, Inc.
k
120,210
1,283 Royalty Pharma plc 36,039
4,272 Sarepta Therapeutics, Inc.
k
411,949
29,249 scPharmaceuticals, Inc.
k
183,391
1,823 Sensus Healthcare, Inc.
k
4,302
5,257 ShockWave Medical, Inc.
k
1,001,774
3,409 Stryker Corporation 1,020,859
678 Teleflex, Inc. 169,052
2,879 TG Therapeutics, Inc.
e,k
49,173
4,666 Thermo Fisher Scientific, Inc. 2,476,666
11,094 UnitedHealth Group, Inc. 5,840,658
1,537 Vanda Pharmaceuticals, Inc.
k
6,486
6,912 Veeva Systems, Inc.
k
1,330,698
5,670 Veracyte, Inc.
k
155,982
14,239 Vericel Corporation
k
507,051
1,484 Vertex Pharmaceuticals, Inc.
k
603,825
4,713 Viemed Healthcare, Inc.
k
36,997
2,160 Waters Corporation
k
711,137
762 West Pharmaceutical Services,
Inc. 268,315
1,473 Zentalis Pharmaceuticals, Inc.
k
22,316
7,254 Zimmer Biomet Holdings, Inc. 882,812
30,394 Zoetis, Inc. 5,998,864
Total 81,850,928
Industrials (1.8%)
2,706 A.O. Smith Corporation 223,083
Shares Common Stock (14.9%) Value
Industrials (1.8%) - continued
294 Acuity Brands, Inc. $ 60,220
10,809 Advanced Drainage Systems, Inc. 1,520,178
4,920 AECOM 454,756
1,458 AGCO Corporation 177,016
4,133 Air Lease Corporation 173,338
4,752 Alight, Inc.
k
40,535
1,850 Allison Transmission Holdings, Inc. 107,577
11,757 AMETEK, Inc. 1,938,612
5,469 Armstrong World Industries, Inc. 537,712
16,295 ASGN, Inc.
k
1,567,090
7,485 Automatic Data Processing, Inc. 1,743,780
253 Axon Enterprise, Inc.
k
65,357
1,646 AZZ, Inc. 95,616
20,261 Badger Infrastructure Solutions,
Ltd. 622,486
5,381 Beacon Roofing Supply, Inc.
k
468,255
41 Boise Cascade Company 5,304
74 Brady Corporation 4,343
1,485 Builders FirstSource, Inc.
k
247,906
4,999 Carlisle Companies, Inc. 1,561,838
5,229 Casella Waste Systems, Inc.
k
446,870
7,906 Caterpillar, Inc. 2,337,567
546 Cimpress plc
k
43,707
56,944 CNH Industrial NV 693,578
142 Columbus McKinnon Corporation 5,541
9,787 Conduent Incorporated
k
35,723
1,081 CSW Industrials, Inc. 224,210
66,579 CSX Corporation 2,308,294
5,170 Cummins, Inc. 1,238,577
2,171 Curtiss-Wright Corporation 483,677
1,064 Daseke, Inc.
k
8,618
2,640 Deere & Company 1,055,657
16,531 Delta Air Lines, Inc. 665,042
2,076 Donaldson Company, Inc. 135,667
21 Dover Corporation 3,230
2,668 EMCOR Group, Inc. 574,767
159 Equifax, Inc. 39,319
57,875 ExlService Holdings, Inc.
k
1,785,444
1,258 Expeditors International of
Washington, Inc. 160,018
59,395 Fastenal Company 3,847,014
9,909 Ferguson plc 1,913,131
11,110 First Advantage Corporation 184,093
12,778 Flowserve Corporation 526,709
1,943 Fluor Corporation
k
76,107
3,697 Gates Industrial Corporation plc
k
49,614
3,623 General Dynamics Corporation 940,784
8,291 General Electric Company 1,058,180
1,389 Gibraltar Industries, Inc.
k
109,703
61 GMS, Inc.
k
5,028
446 Gorman-Rupp Company 15,846
557 Graco, Inc. 48,325
1,461 Greenbrier Companies, Inc. 64,547
675 Griffon Corporation 41,141
9,037 Helios Technologies, Inc. 409,828
1,238 Herc Holdings, Inc. 184,326
3,957 Hillman Solutions Corporation
k
36,444
4,185 Honeywell International, Inc. 877,636
85,244 Howmet Aerospace, Inc. 4,613,405
401 Hubbell, Inc. 131,901
5,460 IDEX Corporation 1,185,421
2,869 Ingersoll Rand, Inc. 221,888
1,844 Interface, Inc. 23,271
52,363 Janus International Group, Inc.
k
683,337
3,263 JB Hunt Transport Services, Inc. 651,752

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Industrials (1.8%) - continued
226 Johnson Controls International plc $ 13,027
3,184 Kennametal, Inc. 82,115
3,441 L3Harris Technologies, Inc. 724,743
15,815 Legalzoom.com, Inc.
k
178,709
4,567 Lincoln Electric Holdings, Inc. 993,140
726 ManpowerGroup, Inc. 57,695
8,158 Masco Corporation 546,423
8,073 Masterbrand, Inc.
k
119,884
1,239 Matson, Inc. 135,794
1,070 Maximus, Inc. 89,730
8,869 Middleby Corporation
k
1,305,251
1,490 Miller Industries, Inc. 63,012
424 Moog, Inc. 61,387
1,820 MSC Industrial Direct Company,
Inc. 184,293
443 MYR Group, Inc.
k
64,071
139 National Presto Industries, Inc. 11,159
4,926 Northrop Grumman Corporation 2,306,058
4,253 nVent Electric plc 251,310
3,188 Old Dominion Freight Line, Inc. 1,292,192
9,327 Oshkosh Corporation 1,011,140
1,204 Otis Worldwide Corporation 107,722
13,082 Owens Corning, Inc. 1,939,145
5,478 PACCAR, Inc. 534,927
4,303 Parker-Hannifin Corporation 1,982,392
1,081 Paycom Software, Inc. 223,464
680 Paylocity Holding Corporation
k
112,098
23,274 Pentair plc 1,692,253
231 PGT Innovations, Inc.
k
9,402
586 Quanta Services, Inc. 126,459
8,301 Regal Rexnord Corporation 1,228,714
1,629 Republic Services, Inc. 268,638
1,892 Resideo Technologies, Inc.
k
35,607
2,976 Saia, Inc.
k
1,304,143
2,900 Schneider National, Inc. 73,805
3,826 Simpson Manufacturing Company,
Inc. 757,471
2,961 SiteOne Landscape Supply, Inc.
k
481,162
4,348 SkyWest, Inc.
k
226,966
186 Snap-On, Inc. 53,724
1,718 Southwest Airlines Company 49,616
1,967 Standex International Corporation 311,533
532 Sterling Construction Company,
Inc.
k
46,779
917 Tennant Company 84,997
2,818 Terex Corporation 161,922
2,303 Textron, Inc. 185,207
284 Thermon Group Holdings, Inc.
k
9,250
12,223 Timken Company 979,673
511 Titan Machinery, Inc.
k
14,758
8,595 Trane Technologies plc 2,096,321
15,587 TransUnion 1,070,983
2,469 Trex Company, Inc.
k
204,409
55,978 Uber Technologies, Inc.
k
3,446,565
56 UniFirst Corporation/MA 10,243
20,129 United Parcel Service, Inc. 3,164,883
1,323 United Rentals, Inc. 758,635
2,655 Upwork, Inc.
k
39,480
68 Valmont Industries, Inc. 15,879
1,136 Veralto Corporation 93,447
3,641 Verra Mobility Corporation
k
83,852
1,635 Vertiv Holdings Company 78,529
1,545 Wabash National Corporation 39,583
1,550 Watsco, Inc. 664,129
Shares Common Stock (14.9%) Value
Industrials (1.8%) - continued
19,351 WillScot Mobile Mini Holdings
Corporation
k
$ 861,120
Total 76,880,957
Information Technology (3.8%)
7,936 8x8, Inc.
k
29,998
10,402 Adobe, Inc.
k
6,205,833
27,125 Advanced Micro Devices, Inc.
k
3,998,496
1,010 Alpha and Omega Semiconductor,
Ltd.
k
26,321
3,129 Amkor Technology, Inc. 104,102
26,820 Amphenol Corporation 2,658,667
312 ANSYS, Inc.
k
113,219
94,188 Apple, Inc. 18,134,016
22,347 Applied Materials, Inc. 3,621,778
11,171 Arista Networks, Inc.
k
2,630,882
5,066 Autodesk, Inc.
k
1,233,470
1,297 Broadcom, Inc. 1,447,776
36,505 Calix, Inc.
k
1,594,903
10,429 CDW Corporation 2,370,720
2,809 Ciena Corporation
k
126,433
71,919 Cisco Systems, Inc. 3,633,348
18,676 Cognex Corporation 779,536
110 Cognizant Technology Solutions
Corporation 8,308
1,758 Cohu, Inc.
k
62,216
6,694 CommScope Holding Company,
Inc.
k
18,877
362 CommVault Systems, Inc.
k
28,906
770 Corning, Inc. 23,446
3,665 Crane NXT Company 208,429
2,004 Credo Technology Group Holding,
Ltd.
k
39,018
1,213 CyberArk Software, Ltd.
k
265,708
1,396 Datadog, Inc.
k
169,446
6,550 Descartes Systems Group, Inc.
k
550,593
1,561 DocuSign, Inc.
k
92,801
4,080 Dolby Laboratories, Inc. 351,614
50,187 Dropbox, Inc.
k
1,479,513
25,423 Dynatrace Holdings, LLC
k
1,390,384
594 Elastic NV
k
66,944
3,615 Enphase Energy, Inc.
k
477,686
3,080 EPAM Systems, Inc.
k
915,807
316 F5, Inc.
k
56,558
23,075 Flex, Ltd.
k
702,865
395 FormFactor, Inc.
k
16,475
38,541 Fortinet, Inc.
k
2,255,805
12 Gartner, Inc.
k
5,413
3,896 Gilat Satellite Networks, Ltd.
k
23,805
11,991 Gitlab, Inc.
k
754,953
50 GoDaddy, Inc.
k
5,308
28,193 Grid Dynamics Holdings, Inc.
k
375,813
18,296 Guidewire Software, Inc.
k
1,994,996
15,332 Hackett Group, Inc. 349,110
10,967 Hewlett Packard Enterprise
Company 186,220
103 HP, Inc. 3,099
2,410 HubSpot, Inc.
k
1,399,101
206 Insight Enterprises, Inc.
k
36,501
1,597 IPG Photonics Corporation
k
173,338
6,624 JFrog, Ltd.
k
229,257
12,820 Juniper Networks, Inc. 377,934
2,032 Keysight Technologies, Inc.
k
323,271
1,997 KLA Corporation 1,160,856
4,164 Knowles Corporation
k
74,577

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Information Technology (3.8%) - continued
5,940 Kyndryl Holdings, Inc.
k
$ 123,433
1,904 Lam Research Corporation 1,491,327
20,196 Lattice Semiconductor
Corporation
k
1,393,322
1,779 Littelfuse, Inc. 475,989
5,808 LiveRamp Holding, Inc.
k
220,007
3,884 Marvell Technology, Inc. 234,244
332 Microchip Technology, Inc. 29,940
85,769 Microsoft Corporation 32,252,575
1,240 MKS Instruments, Inc. 127,559
2,795 Monolithic Power Systems, Inc. 1,763,030
177 Motorola Solutions, Inc. 55,417
4,213 NetApp, Inc. 371,418
523 NICE, Ltd. ADR
k
104,344
3,783 Nova, Ltd.
k
519,746
32,293 NVIDIA Corporation 15,992,139
950 ON Semiconductor Corporation
k
79,353
157 OSI Systems, Inc.
k
20,261
16,666 PagerDuty, Inc.
k
385,818
4,921 Palo Alto Networks, Inc.
k
1,451,104
7,526 PDF Solutions, Inc.
k
241,886
918 Plexus Corporation
k
99,263
378 Procore Technologies, Inc.
k
26,165
8,307 PTC, Inc.
k
1,453,393
4,229 Q2 Holdings, Inc.
k
183,581
1,020 Qorvo, Inc.
k
114,862
41,098 QUALCOMM, Inc. 5,944,004
1,538 Rapid7, Inc.
k
87,820
1,933 RingCentral, Inc.
k
65,625
21,365 Salesforce, Inc.
k
5,621,986
21,699 Samsung Electronics Company,
Ltd. 1,317,061
7,913 ServiceNow, Inc.
k
5,590,455
9,755 Shopify, Inc.
k
759,915
3,532 Silicon Laboratories, Inc.
k
467,178
1,973 Skyworks Solutions, Inc. 221,805
5,546 SolarWinds Corporation
k
69,270
1,591 Sprinklr, Inc.
k
19,156
24,202 Sprout Social, Inc.
k
1,486,971
2,655 SPS Commerce, Inc.
k
514,645
163 Squarespace, Inc.
k
5,381
3,509 Synopsys, Inc.
k
1,806,819
12,429 TE Connectivity, Ltd. 1,746,275
259 Teledyne Technologies, Inc.
k
115,589
1,446 Tenable Holdings, Inc.
k
66,603
3,087 Teradata Corporation
k
134,315
64 Teradyne, Inc. 6,945
3,614 Texas Instruments, Inc. 616,042
2,139 Trimble, Inc.
k
113,795
37,985 TTM Technologies, Inc.
k
600,543
8,461 Tyler Technologies, Inc.
k
3,537,713
6,128 Unisys Corporation
k
34,439
3,076 Universal Display Corporation 588,316
3,131 Upland Software, Inc.
k
13,244
17,121 Varonis Systems, Inc.
k
775,239
8,261 VeriSign, Inc.
k
1,701,436
6,796 Viavi Solutions, Inc.
k
68,436
7,286 Vishay Intertechnology, Inc. 174,645
7,893 Vontier Corporation 272,703
11,390 Wolfspeed, Inc.
k
495,579
6,623 Workiva, Inc.
k
672,433
1,388 Xerox Holdings Corporation 25,442
5,882 Yext, Inc.
k
34,645
Shares Common Stock (14.9%) Value
Information Technology (3.8%) - continued
917 Zoom Video Communications, Inc.
k
$ 65,941
Total 160,413,034
Materials (0.4%)
538 Albemarle Corporation 77,730
1,430 Alcoa Corporation 48,620
422 AptarGroup, Inc. 52,168
19,070 Axalta Coating Systems, Ltd.
k
647,808
2,552 Ball Corporation 146,791
611 Berry Plastics Group, Inc. 41,175
599 Carpenter Technology Corporation 42,409
3,557 Celanese Corporation 552,651
9,769 CF Industries Holdings, Inc. 776,636
10,808 Cleveland-Cliffs, Inc.
k
220,699
2,635 Eagle Materials, Inc. 534,483
6,404 Eastman Chemical Company 575,207
11,330 Huntsman Corporation 284,723
2,363 Ingevity Corporation
k
111,581
2,355 Innospec, Inc. 290,230
5,115 Ivanhoe Mines, Ltd.
k
49,604
674 Kaiser Aluminum Corporation 47,982
2,978 Linde plc 1,223,094
2,786 Louisiana-Pacific Corporation 197,332
1,523 LSB Industries, Inc.
k
14,179
261 LyondellBasell Industries NV 24,816
2,695 Martin Marietta Materials, Inc. 1,344,562
9,494 Mosaic Company 339,221
658 Myers Industries, Inc. 12,864
1,988 Newmont Corporation 82,283
17,064 Nucor Corporation 2,969,819
3,885 O-I Glass, Inc.
k
63,636
2,174 Orion SA 60,285
1,239 PPG Industries, Inc. 185,292
73,241 Ranpak Holdings Corporation
k
426,263
320 Reliance Steel & Aluminum
Company 89,498
9,435 RPM International, Inc. 1,053,229
561 Ryerson Holding Corporation 19,456
2,224 Schnitzer Steel Industries, Inc. 67,076
1,636 Steel Dynamics, Inc. 193,212
11,113 Summit Materials, Inc.
k
427,406
5,096 SunCoke Energy, Inc. 54,731
1,898 TimkenSteel Corporation
k
44,508
700 TriMas Corporation 17,731
3,969 Trinseo plc 33,221
31,732 Tronox Holdings plc 449,325
416 United States Lime & Minerals, Inc. 95,826
8,137 United States Steel Corporation 395,865
1,408 Vulcan Materials Company 319,630
Total 14,704,857
Real Estate (0.5%)
19,378 Agree Realty Corporation 1,219,845
925 Alexandria Real Estate Equities,
Inc. 117,262
8,213 Apartment Income REIT
Corporation 285,237
9,161 AvalonBay Communities, Inc. 1,715,122
2,391 Brixmor Property Group, Inc. 55,639
1,787 CareTrust REIT, Inc. 39,993
12,169 CBRE Group, Inc.
k
1,132,812
856 Centerspace 49,819
2,240 Chatham Lodging Trust 24,013
28,821 Compass, Inc.
k
108,367

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.9%) Value
Real Estate (0.5%) - continued
10,983 CoStar Group, Inc.
k
$ 959,804
10,402 CubeSmart 482,133
8,751 Cushman and Wakefield plc
k
94,511
4,126 DigitalBridge Group, Inc. 72,370
5,220 Douglas Elliman, Inc. 15,399
618 EastGroup Properties, Inc. 113,428
10,272 Elme Communities 149,971
8,062 EPR Properties 390,604
36,990 Equity Commonwealth 710,208
5,359 Equity Residential 327,756
52,411 Essential Properties Realty Trust,
Inc. 1,339,625
626 Essex Property Trust, Inc. 155,210
419 Extra Space Storage, Inc. 67,178
6,479 First Industrial Realty Trust, Inc. 341,249
2,293 FirstService Corporation 371,672
289 Forestar Group, Inc.
k
9,557
15,999 Four Corners Property Trust, Inc. 404,775
2,372 Getty Realty Corporation 69,310
32,746 Healthcare Realty Trust, Inc. 564,214
34,721 Host Hotels & Resorts, Inc. 676,018
1,408 Howard Hughes Holdings, Inc.
k
120,454
12,301 Independence Realty Trust, Inc. 188,205
3,773 Industrial Logistics Properties Trust 17,733
351 Innovative Industrial Properties,
Inc. 35,388
42,908 Invitation Homes, Inc. 1,463,592
6,665 Kennedy-Wilson Holdings, Inc. 82,513
849 LTC Properties, Inc. 27,270
34,954 LXP Industrial Trust 346,744
2,201 Mid-America Apartment
Communities, Inc. 295,946
9,680 National Storage Affiliates Trust 401,430
12,802 NetSTREIT Corporation 228,516
10,468 NNN REIT, Inc. 451,171
225 One Liberty Properties, Inc. 4,930
2,062 Peakstone Realty Trust 41,096
8,534 Pebblebrook Hotel Trust 136,373
14,227 Phillips Edison and Company, Inc. 519,001
2,584 Realty Income Corporation 148,373
8,953 Regency Centers Corporation 599,851
7,117 Rexford Industrial Realty, Inc. 399,264
792 RMR Group, Inc. 22,358
11,233 Sabra Health Care REIT, Inc. 160,295
14,589 SBA Communications Corporation 3,701,083
17,101 Service Properties Trust 146,043
4,758 Summit Hotel Properties, Inc. 31,974
628 Tanger, Inc. 17,408
8,477 Terreno Realty Corporation 531,254
16,130 UDR, Inc. 617,618
1,582 Welltower, Inc. 142,649
Total 22,941,633
Utilities (0.3%)
8,394 AES Corporation 161,585
564 ALLETE, Inc. 34,494
2,147 Alliant Energy Corporation 110,141
12,714 American Electric Power
Company, Inc. 1,032,631
363 American Water Works Company,
Inc. 47,912
939 Artesian Resources Corporation 38,922
3,716 CenterPoint Energy, Inc. 106,166
6,045 Clearway Energy, Inc., Class A 154,631
7,865 Clearway Energy, Inc., Class C 215,737
Shares Common Stock (14.9%) Value
Utilities (0.3%) - continued
7,272 Constellation Energy Corporation $ 850,024
7,608 Duke Energy Corporation 738,280
8,602 Entergy Corporation 870,437
46,706 Evergy, Inc. 2,438,053
464 NextEra Energy Partners, LP 14,110
86,494 NiSource, Inc. 2,296,416
9,209 Northwestern Energy Group, Inc. 468,646
2,344 OGE Energy Corporation 81,876
12,864 Portland General Electric
Company 557,526
8,387 Public Service Enterprise Group,
Inc. 512,865
671 Spire, Inc. 41,830
22,213 UGI Corporation 546,440
Total 11,318,722
Total Common Stock
(cost $432,175,419) 626,517,192
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
14,564,248 Thrivent Cash Management Trust 14,564,248
Total Collateral Held for
Securities Loaned
(cost $14,564,248) 14,564,248
Shares Private Equity Funds ( 0.2% ) Value
Secondary (0.2%)
1 LCP X (Offshore), LP
*,k,l
9,242,736
Total 9,242,736
Total Private Equity Funds
(cost $7,200,000) 9,242,736
Shares or
Principal
Amount Short-Term Investments ( 11.9% ) Value
Federal Home Loan Bank Discount
Notes
5,700,000 5.260%, 1/10/2024
m,n
5,690,101
6,100,000 5.305%, 1/16/2024
m,n
6,084,109
5,800,000 5.342%, 1/17/2024
m,n
5,784,052
200,000 5.335%, 1/31/2024
m,n
199,045
600,000 5.280%, 2/7/2024
m,n
596,487
100,000 5.263%, 2/23/2024
m,n
99,180
400,000 5.235%, 3/1/2024
m,n
396,384
1,200,000 5.256%, 3/6/2024
m,n
1,188,293
100,000 5.240%, 3/12/2024
m,n
98,938
800,000 5.244%, 3/13/2024
m,n
791,392
900,000 5.230%, 3/20/2024
m,n
889,412
6,600,000 5.205%, 4/12/2024
m,n
6,501,344
Thrivent Core Short-Term Reserve
Fund
46,908,981 5.730% 469,089,812
U.S. Treasury Bills
1,700,000 5.312%, 1/9/2024
m
1,698,266
Total Short-Term Investments
(cost $498,936,867) 499,106,815
Total Investments (cost
$4,058,231,400) 101.8% $4,282,679,050
Other Assets and Liabilities, Net
(1.8%) (75,052,379)
Total Net Assets 100.0% $4,207,626,671

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $233,795,884 or
5.6% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is insured or guaranteed.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
December 31, 2023 was $9,889,758 or 0.24% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
December 31, 2023.
Security
Acquisition
Date Cost
LCP X (Offshore), LP  10/25/2023 $ 7,200,000
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 13,794,403
Common Stock 115,974
Total lending $13,910,377
Gross amount payable upon return of
collateral for securities loaned $14,564,248
Net amounts due to counterparty $653,871
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
NVDR - Non-Voting Depository Receipts
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 402,781,781
Gross unrealized depreciation (198,287,190)
Net unrealized appreciation (depreciation) $ 204,494,591
Cost for federal income tax purposes $ 4,091,330,862

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 298,198 – 298,198 –
Long-Term Fixed Income
Asset-Backed Securities 34,842,150 – 34,842,150 –
Basic Materials 12,799,326 – 12,799,326 –
Capital Goods 31,076,578 – 31,076,578 –
Collateralized Mortgage Obligations 73,095,945 – 73,095,945 –
Commercial Mortgage-Backed Securities 53,563,781 – 53,563,781 –
Communications Services 45,762,655 – 45,762,655 –
Consumer Cyclical 45,935,108 – 45,935,108 –
Consumer Non-Cyclical 55,848,013 – 55,848,013 –
Energy 41,957,583 – 41,957,583 –
Financials 133,453,496 – 133,453,496 –
Foreign Government 878,913 – 878,913 –
Mortgage-Backed Securities 488,531,515 – 488,531,515 –
Technology 28,696,112 – 28,696,112 –
Transportation 12,846,166 – 12,846,166 –
U.S. Government & Agencies 516,561,481 – 516,561,481 –
Utilities 29,715,350 – 29,715,350 –
Registered Investment Companies
U.S. Affiliated 1,191,479,451 1,191,479,451 – –
U.S. Unaffiliated 22,770,447 22,770,447 – –
Common Stock
Communications Services 46,298,878 46,238,975 59,903 –
Consumer Discretionary 74,361,231 74,361,231 – –
Consumer Staples 27,087,964 27,087,964 – –
Energy 21,937,602 21,937,602 – –
Financials 88,721,386 88,721,386 – –
Health Care 81,850,928 81,850,928 – –
Industrials 76,880,957 76,258,471 622,486 –
Information Technology 160,413,034 159,095,973 1,317,061 –
Materials 14,704,857 14,655,253 49,604 –
Real Estate 22,941,633 22,941,633 – –
Utilities 11,318,722 11,318,722 – –
Private Equity Funds
Secondary 9,242,736 – – 9,242,736
Short-Term Investments 30,017,003 – 30,017,003 –
Subtotal Investments in Securities $3,485,889,199 $1,838,718,036 $1,637,928,427 $9,242,736
Other Investments  * Total
Affiliated Short-Term Investments 469,089,812
U.S. Affiliated Registered Investment Cos. 313,135,791
Collateral Held for Securities Loaned 14,564,248
Subtotal Other Investments $796,789,851
Total Investments at Value $4,282,679,050
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,586,373 27,586,373 – –
Total Asset Derivatives $27,586,373 $27,586,373 $– $–
Liability Derivatives
Futures Contracts 14,439,970 14,439,970 – –
Total Liability Derivatives $14,439,970 $14,439,970 $– $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling $28,364,036 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 March 2024 $ 3,263,755 $ 122,964
CBOT 2-Yr. U.S. Treasury Note 660 March 2024 134,409,700 1,493,580
CBOT 5-Yr. U.S. Treasury Note 85 March 2024 9,016,199 229,543
CBOT U.S. Long Bond 389 March 2024 44,693,560 3,907,128
CME E-mini Russell 2000 Index 10 March 2024 973,896 49,954
CME E-mini S&P 500 Index 1,657 March 2024 384,707,748 14,629,252
CME E-mini S&P Mid-Cap 400 Index 3 March 2024 811,619 31,231
CME Ultra Long Term U.S. Treasury Bond 131 March 2024 15,808,399 1,692,382
ICE mini MSCI EAFE Index 1,091 March 2024 118,004,808 4,863,613
ICE US mini MSCI Emerging Markets Index 18 March 2024 885,915 44,415
Ultra 10-Yr. U.S. Treasury Note 91 March 2024 10,217,111 522,311
Total Futures Long Contracts $ 722,792,710 $ 27,586,373
CME E-mini Russell 2000 Index (861) March 2024 ( $ 81,540,614) ( $ 6,612,871)
CME E-mini S&P Mid-Cap 400 Index (415) March 2024 (109,919,306) (6,674,944)
CME Euro Foreign Exchange Currency (337) March 2024 (45,534,287) (1,119,151)
Eurex Euro STOXX 50 Index (924) March 2024 (46,491,371) (33,004)
Total Futures Short Contracts ( $ 283,485,578) ($14,439,970)
Total Futures Contracts $ 439,307,132 $13,146,403

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Moderately
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 19,618,465
Total Equity Contracts 19,618,465
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,967,908
Total Interest Rate Contracts 7,967,908
Total Asset Derivatives $27,586,373
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,119,151
Total Foreign Exchange Contracts 1,119,151
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,320,819
Total Equity Contracts 13,320,819
Total Liability Derivatives $14,439,970
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 43,907,780
Total Equity Contracts
43,907,780
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 1,393,644
Total Foreign Exchange Contracts 1,393,644
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 95,156
Futures Net realized gains/(losses) on Futures contracts (17,003,824)
Total Interest Rate Contracts
(16,908,668)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (171,650)
Total Credit Contracts
(171,650)
Total $28,221,106

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,119,151)
Total Foreign Exchange Contracts (1,119,151)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,580,127
Total Equity Contracts 13,580,127
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (54,032)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,791,356
Total Interest Rate Contracts 7,737,324
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 229,806
Total Credit Contracts 229,806
Total $20,428,106
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended
December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $401,943,202
Futures - Short (178,343,479)
Interest Rate Contracts
Futures - Long 258,845,822
Futures - Short (6,616,007)
Options Written (2,668,458)
Foreign Exchange Contracts
Futures - Short (30,327,397)
Credit Contracts
Credit Default Swaps - Buy Protection (55,581)
Credit Default Swaps - Sell Protection 37,662

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $138,454 $8,375 $13,602 $140,309 17,561 3.3%
Core Emerging Markets Equity 33,336 1,194 – 36,993 4,242 0.9
Core International Equity 28,272 1,159 – 33,935 3,353 0.8
Core Low Volatility Equity 92,875 3,624 74,000 23,442 2,280 0.6
Core Mid Cap Value – 41,732 4,000 42,522 4,008 1.0
Core Small Cap Value 36,652 561 4,000 35,934 3,615 0.9
Global Stock 48,147 662 – 58,754 4,279 1.4
High Yield 95,081 5,823 8,796 97,012 23,284 2.3
Income 288,493 12,046 21,996 291,884 32,948 7.0
International Allocation 170,279 3,069 108,000 81,309 8,573 1.9
International Index 18,946 428 – 22,311 1,678 0.5
Large Cap Value 260,835 18,194 – 294,402 13,395 7.0
Limited Maturity Bond 168,137 5,377 13,512 164,920 17,156 3.9
Mid Cap Stock 89,157 5,025 – 101,811 5,177 2.4
Small Cap Stock 70,213 9,859 – 79,077 4,450 1.9
Total U.S. Affiliated Registered Investment
Companies 1,538,877 1,504,615 35.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 474,855 1,163,990 1,169,755 469,090 46,909 11.2
Total Affiliated Short-Term Investments 474,855 469,090 11.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,007 430,661 423,104 14,564 14,564 0.3
Total Collateral Held for Securities Loaned 7,007 14,564 0.3
Total Value $2,020,739 $1,988,269
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,435) $11,517 $ – $8,375
Core Emerging Markets Equity – 2,463 – 1,194
Core International Equity – 4,504 – 1,160
Core Low Volatility Equity 8,222 (7,279) 2,655 969
Core Mid Cap Value Fund (97) 4,887 170 592
Core Small Cap Value Fund (499) 3,220 – 561
Global Stock – 9,945 – 662
High Yield (1,802) 6,706 – 5,823
Income (4,220) 17,561 – 12,045
International Allocation (9,289) 25,250 – 3,069
International Index – 2,937 – 428
Large Cap Value – 15,373 13,540 4,654
Limited Maturity Bond (575) 5,493 – 5,377
Mid Cap Stock – 7,629 4,628 397
Small Cap Stock – (995) 9,412 447
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% – – – 21,544
Total Income/Non Cash Income from Affiliated
Investments $67,297
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 121
Total Affiliated Income from Securities Loaned, Net $121
Total Value ($12,695) $109,211 $ 30,405

Money Market Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( <0.1% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 5,000 5.244%  $ 5,000
Total 5,000
Principal
Amount
U.S. Government Agency Debt
( 69.1% )
a
Value
Federal Agricultural Mortgage
Corporation
2,000,000
5.610% (SOFRRATE +
0.230%), 3/20/2024
b
2,000,000
4,700,000
5.490% (SOFRRATE +
0.110%), 7/24/2024
b
4,700,000
1,680,000
5.480% (SOFRRATE +
0.100%), 11/8/2024
b
1,680,000
2,820,000
5.580% (SOFRRATE +
0.200%), 7/21/2025
b
2,820,000
Federal Farm Credit Bank
1,700,000
5.405% (SOFRRATE +
0.025%), 1/23/2024
b
1,699,984
7,035,000 5.270% , 1/30/2024 7,005,134
3,600,000
5.420% (SOFRRATE +
0.040%), 2/5/2024
b
3,597,555
1,900,000
5.430% (SOFRRATE +
0.050%), 2/23/2024
b
1,899,981
6,530,000
5.350% (FEDL 1M + 0.020%),
3/25/2024
b
6,529,367
1,000,000
5.381% (USBMMY 3M +
0.050%), 5/1/2024
b
1,000,000
4,250,000
5.420% (SOFRRATE +
0.040%), 5/15/2024
b
4,249,633
2,100,000
5.460% (SOFRRATE +
0.080%), 5/24/2024
b
2,100,000
4,125,000
5.410% (SOFRRATE +
0.030%), 6/11/2024
b
4,125,000
5,500,000
5.460% (SOFRRATE +
0.080%), 7/22/2024
b
5,500,000
1,400,000
5.480% (SOFRRATE +
0.100%), 8/8/2024
b
1,400,000
1,500,000
5.480% (SOFRRATE +
0.100%), 10/11/2024
b
1,500,000
3,150,000
5.485% (SOFRRATE +
0.105%), 10/16/2024
b
3,149,830
4,150,000
5.490% (SOFRRATE +
0.110%), 10/30/2024
b
4,150,000
2,400,000
5.470% (FEDL 1M + 0.140%),
11/14/2024
b
2,400,000
1,315,000
5.500% (SOFRRATE +
0.120%), 1/21/2025
b
1,315,000
1,800,000
5.430% (FEDL 1M + 0.100%),
1/24/2025
b
1,799,924
1,500,000
5.480% (FEDL 1M + 0.150%),
2/3/2025
b
1,500,000
1,600,000
5.530% (SOFRRATE +
0.130%), 10/3/2025
b,c
1,600,000
Federal Home Loan Bank
875,000 5.200% , 1/2/2024 874,874
4,000,000
5.430% (SOFRRATE +
0.030%), 1/3/2024
b
4,000,000
4,000,000
5.430% (SOFRRATE +
0.030%), 1/3/2024
b
4,000,000
5,000,000
5.430% (SOFRRATE +
0.030%), 1/5/2024
b
5,000,000
8,000,000
5.430% (SOFRRATE +
0.030%), 1/12/2024
b
8,000,000
Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 1,800,000
5.430% (SOFRRATE +
0.030%), 1/17/2024
b
$ 1,800,000
1,800,000
5.430% (SOFRRATE +
0.030%), 1/24/2024
b
1,800,000
3,400,000
5.430% (SOFRRATE +
0.030%), 1/25/2024
b
3,400,000
4,250,000
5.435% (SOFRRATE +
0.035%), 1/26/2024
b
4,250,000
4,000,000 5.275% , 1/31/2024 3,982,417
8,000,000
5.440% (SOFRRATE +
0.040%), 2/1/2024
b
8,000,000
5,100,000
5.440% (SOFRRATE +
0.040%), 2/5/2024
b
5,100,000
772,000 5.270% , 2/9/2024 767,592
5,000,000
5.440% (SOFRRATE +
0.040%), 2/12/2024
b
5,000,000
800,000 5.355% , 2/14/2024 794,764
1,650,000 5.361% , 2/16/2024 1,638,697
4,140,000
5.480% (SOFRRATE +
0.080%), 2/26/2024
b
4,140,000
1,000,000
5.445% (SOFRRATE +
0.045%), 3/4/2024
b
1,000,000
5,950,000
5.450% (SOFRRATE +
0.050%), 3/12/2024
b
5,950,000
2,000,000
5.520% (SOFRRATE +
0.120%), 3/14/2024
b
2,000,000
5,400,000
5.445% (SOFRRATE +
0.045%), 3/15/2024
b
5,400,000
4,250,000
5.450% (SOFRRATE +
0.050%), 3/18/2024
b
4,250,000
7,000,000
5.445% (SOFRRATE +
0.045%), 3/26/2024
b
7,000,000
4,100,000
5.455% (SOFRRATE +
0.055%), 4/4/2024
b
4,100,000
8,000,000
5.455% (SOFRRATE +
0.055%), 4/4/2024
b
8,000,000
8,000,000
5.450% (SOFRRATE +
0.050%), 4/12/2024
b
8,000,000
1,575,000 5.000% , 4/26/2024 1,572,501
1,700,000
5.450% (SOFRRATE +
0.050%), 4/26/2024
b
1,700,000
3,400,000
5.460% (SOFRRATE +
0.060%), 5/6/2024
b
3,400,000
1,650,000 5.280% , 5/7/2024 1,648,391
8,400,000
5.460% (SOFRRATE +
0.060%), 5/8/2024
b
8,400,000
3,000,000
5.420% (SOFRRATE +
0.020%), 5/15/2024
b
3,000,000
2,100,000 5.300% , 5/22/2024 2,100,000
2,400,000
5.465% (SOFRRATE +
0.065%), 5/24/2024
b
2,400,000
1,650,000
5.435% (SOFRRATE +
0.035%), 6/7/2024
b
1,650,000
1,650,000
5.460% (SOFRRATE +
0.060%), 6/17/2024
b
1,650,000
3,280,000 5.450% , 6/18/2024 3,279,203
2,350,000
5.425% (SOFRRATE +
0.025%), 6/21/2024
b
2,350,000
5,600,000
5.425% (SOFRRATE +
0.025%), 6/24/2024
b
5,600,000
3,500,000
5.470% (SOFRRATE +
0.070%), 6/27/2024
b
3,500,000
3,000,000
5.440% (SOFRRATE +
0.040%), 7/5/2024
b
3,000,000
3,400,000
5.470% (SOFRRATE +
0.070%), 7/5/2024
b
3,400,000

Money Market Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 1,600,000
5.430% (SOFRRATE +
0.030%), 7/22/2024
b
$ 1,600,000
8,000,000
5.465% (SOFRRATE +
0.065%), 7/23/2024
b
8,000,000
4,700,000
5.525% (SOFRRATE +
0.125%), 1/24/2025
b
4,700,000
1,600,000
5.515% (SOFRRATE +
0.115%), 6/16/2025
b
1,600,000
1,900,000
5.560% (SOFRRATE +
0.160%), 7/14/2025
b
1,900,000
800,000
5.585% (SOFRRATE +
0.185%), 10/24/2025
b
800,000
U.S. International Development
Finance Corporation
2,897,872
5.480% (T-BILL 3M FLAT),
1/5/2024
b
2,897,872
636,923
5.520% (T-BILL 3M FLAT),
1/5/2024
b
636,923
2,618,182
5.520% (T-BILL 3M FLAT),
1/5/2024
b
2,618,182
484,615
5.520% (T-BILL 3M FLAT),
1/5/2024
b
484,615
1,973,077
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,973,077
3,205,357
5.520% (T-BILL 3M FLAT),
1/5/2024
b
3,205,357
766,027
5.520% (T-BILL 3M FLAT),
1/5/2024
b
766,027
1,116,885
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,116,885
1,400,408
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,400,408
2,299,728
5.520% (T-BILL 3M FLAT),
1/5/2024
b
2,299,728
1,124,444
5.520% (T-BILL 3M + 0.070%),
1/5/2024
b
1,124,444
1,959,120
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,959,120
68,420
5.520% (T-BILL 3M FLAT),
1/5/2024
b
68,421
1,031,250
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,031,250
681,334
5.520% (T-BILL 3M FLAT),
1/5/2024
b
681,334
896,500
5.520% (T-BILL 3M FLAT),
1/5/2024
b
896,500
736,842
5.520% (T-BILL 3M FLAT),
1/5/2024
b
736,842
1,625,000
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,625,000
750,000
5.520% (T-BILL 3M FLAT),
1/5/2024
b
750,000
1,451,200
5.520% (T-BILL 3M FLAT),
1/5/2024
b
1,451,200
1,344,340
5.530% (T-BILL 3M FLAT),
1/5/2024
b
1,344,340
896,227
5.530% (T-BILL 3M FLAT),
1/5/2024
b
896,227
248,684
5.530% (T-BILL 3M FLAT),
1/5/2024
b
248,684
952,381
5.530% (T-BILL 3M FLAT),
1/5/2024
b
952,381
2,894,737
5.530% (T-BILL 3M FLAT),
1/5/2024
b
2,894,737
4,000,000 5.780% , 6/14/2024 4,010,469
Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 3,800,000 5.800% , 11/15/2024 $ 3,826,941
Total 285,116,811
Principal
Amount U.S. Treasury Debt ( 28.7% )
a
Value
U.S. Treasury Bills
11,500,000 5.284% , 1/9/2024 11,486,496
3,200,000 5.278% , 1/16/2024 3,192,963
12,245,000 5.271% , 1/18/2024 12,214,522
14,800,000 5.274% , 1/23/2024 14,752,301
4,000,000 5.272% , 1/25/2024 3,985,941
3,000,000 5.283% , 1/30/2024 2,987,245
8,125,000 5.274% , 2/6/2024 8,082,149
19,800,000 5.304% , 2/13/2024 19,674,568
12,600,000 5.288% , 2/20/2024 12,507,461
11,200,000 5.271% , 2/27/2024 11,108,169
3,000,000 5.255% , 3/21/2024 2,964,967
7,200,000 5.263% , 3/28/2024 7,108,432
U.S. Treasury Notes
1,355,000
5.368% (USBMMY 3M +
0.037%), 7/31/2024
b
1,353,691
3,210,000
5.531% (USBMMY 3M +
0.200%), 1/31/2025
b
3,209,040
4,100,000
5.501% (USBMMY 3M +
0.170%), 10/31/2025
b
4,097,453
Total 118,725,398
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 4.8% )
a
Value
RBC Dominion Securities
20,000,000 5.300% , 1/2/2024
d
20,000,000
Total 20,000,000
Total Investments (at amortized
cost) 102.6% $423,847,209
Other Assets and Liabilities,
Net (2.6)% (10,877,097)
Total Net Assets 100.0% $412,970,112
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated December 31, 2023,
$20,011,778 maturing January 2, 2024, collateralized by
$20,412,042 U.S. Government or related agency securities,
0.13%-4.75%, due July 15, 2024 - November 15, 2053.

Money Market Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 423,847,209
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 5,000 5,000 – –
U.S. Government Agency Debt 285,116,811 – 285,116,811 –
U.S. Treasury Debt 118,725,398 – 118,725,398 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 20,000,000 – 20,000,000 –
Total Investments at Amortized Cost $423,847,209 $5,000 $423,842,209 $–

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 75.1% ) Value
Basic Materials (1.9%)
ATI, Inc.
$ 30,000 7.250%,  8/15/2030 $ 31,212
ATI, Inc., Convertible
11,000 3.500%,  6/15/2025 32,576
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a
29,175
Chemours Company
52,000 5.750%,  11/15/2028
a
49,530
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 36,868
40,000 4.625%,  3/1/2029
a
36,967
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
89,759
First Quantum Minerals, Ltd.
69,000 6.875%,  10/15/2027
a
58,639
Hecla Mining Company
20,000 7.250%,  2/15/2028 20,088
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
38,691
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
34,000 9.000%,  7/1/2028
a
32,511
Methanex Corporation
63,000 4.250%,  12/1/2024 61,971
Mineral Resources, Ltd.
9,000 9.250%,  10/1/2028
a
9,574
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,535
15,000 3.875%,  8/15/2031
a
13,218
Olin Corporation
50,000 5.125%,  9/15/2027 48,477
10,000 5.625%,  8/1/2029 9,841
Peabody Energy Corporation,
Convertible
13,000 3.250%,  3/1/2028
b
18,590
SCIL IV, LLC/SCIL USA Holdings,
LLC
44,000 5.375%,  11/1/2026
a
42,237
SNF Group SACA
40,000 3.375%,  3/15/2030
a
34,371
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
42,273
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
35,065
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
25,996
United States Steel Corporation
58,000 6.875%,  3/1/2029 59,337
United States Steel Corporation,
Convertible
13,000 5.000%,  11/1/2026 47,216
Total 927,717
Capital Goods (4.1%)
Advanced Drainage Systems, Inc.
32,000 6.375%,  6/15/2030
a
32,240
AECOM
80,000 5.125%,  3/15/2027 79,424
Principal
Amount Long-Term Fixed Income (75.1%) Value
Capital Goods (4.1%) - continued
Amsted Industries, Inc.
$ 65,000 5.625%,  7/1/2027
a
$ 64,767
10,000 4.625%,  5/15/2030
a
9,152
ARD Finance SA
18,000 6.500%,  6/30/2027
a
8,409
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
41,000 5.250%,  8/15/2027
a
31,851
7,000 5.250%,  8/15/2027
a
5,438
Bombardier, Inc.
35,000 7.875%,  4/15/2027
a
35,006
52,000 6.000%,  2/15/2028
a
50,662
Brand Industrial Services, Inc.
15,000 10.375%,  8/1/2030
a
15,863
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
19,313
Canpack SA/Canpack US, LLC
54,000 3.125%,  11/1/2025
a
51,166
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
50,172
Chart Industries, Inc., Convertible
10,000 1.000%,  11/15/2024 23,238
Clean Harbors, Inc.
33,000 6.375%,  2/1/2031
a
33,530
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,869
15,000 8.750%,  4/15/2030
a
13,986
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
32,800
Covanta Holding Corporation
17,000 4.875%,  12/1/2029
a
14,853
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
30,469
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 49,350
Fluor Corporation, Convertible
39,000 1.125%,  8/15/2029
a
42,413
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
62,859
54,000 3.500%,  9/1/2028
a
49,899
Greenbrier Companies, Inc.,
Convertible
18,000 2.875%,  4/15/2028 17,658
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
99,115
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
39,493
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 109,650
Kaman Corporation, Convertible
10,000 3.250%,  5/1/2024 9,700
Mauser Packaging Solutions
Holding Company
24,000 9.250%,  4/15/2027
a
23,557
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
21,240
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
26,419

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Capital Goods (4.1%) - continued
Nesco Holdings II, Inc.
$ 55,000 5.500%,  4/15/2029
a
$ 50,852
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
79,175
OI European Group BV
55,000 4.750%,  2/15/2030
a
51,437
Owens-Brockway Glass Container,
Inc.
25,000 6.625%,  5/13/2027
a
25,003
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
32,721
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 11,350
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
40,854
Rolls-Royce plc
21,000 5.750%,  10/15/2027
a
21,036
Sealed Air Corporation
40,000 6.125%,  2/1/2028
a
40,344
Silgan Holdings, Inc.
20,000 4.125%,  2/1/2028 19,101
Smyrna Ready Mix Concrete, LLC
41,000 8.875%,  11/15/2031
a
43,098
Spirit AeroSystems, Inc.
29,000 9.750%,  11/15/2030
a
31,174
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,615
Summit Materials, LLC/Summit
Materials Finance Corporation
12,000 7.250%,  1/15/2031
a
12,644
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
20,000 7.750%,  4/15/2026
a
20,126
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
19,965
76,000 5.500%,  11/15/2027 74,459
49,000 7.125%,  12/1/2031
a
51,348
Triumph Group, Inc.
42,000 9.000%,  3/15/2028
a
44,660
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 7,015
57,000 4.875%,  1/15/2028 55,646
20,000 4.000%,  7/15/2030 18,422
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,438
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
a
71,948
Total 2,022,992
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
14,655
3.637%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
13,100
Residential Accredit Loans, Inc.
Trust
40,631
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 31,298
Total 44,398
Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 38,000 10.500%,  2/15/2028
a
$ 20,324
Altice Financing SA
34,000 5.750%,  8/15/2029
a
30,172
Altice France SA/France
2,000 5.125%,  7/15/2029
a
1,556
139,000 5.500%,  10/15/2029
a
108,993
AMC Networks, Inc.
17,000 4.750%,  8/1/2025 16,555
62,000 4.250%,  2/15/2029 47,309
Cable One, Inc., Convertible
21,000 1.125%,  3/15/2028 15,907
CCO Holdings, LLC/CCO Holdings
Capital Corporation
17,000 5.500%,  5/1/2026
a
16,887
10,000 5.125%,  5/1/2027
a
9,662
22,000 5.000%,  2/1/2028
a
21,049
17,000 6.375%,  9/1/2029
a
16,765
34,000 4.750%,  3/1/2030
a
31,068
85,000 4.500%,  8/15/2030
a
76,626
21,000 4.250%,  2/1/2031
a
18,353
90,000 4.750%,  2/1/2032
a
79,376
45,000 4.250%,  1/15/2034
a
36,568
CenterPoint Energy, Inc.,
Convertible
641 3.369%,  9/15/2029 24,916
Cimpress plc
31,000 7.000%,  6/15/2026 30,302
Clear Channel Outdoor Holdings,
Inc.
23,000 7.500%,  6/1/2029
a
19,124
Clear Channel Worldwide
Holdings, Inc.
84,000 5.125%,  8/15/2027
a
80,185
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
24,850
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
90,100
37,000 6.500%,  2/1/2029
a
32,656
8,000 4.125%,  12/1/2030
a
6,086
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
80,000 5.875%,  8/15/2027
a
75,166
DISH DBS Corporation
19,000 5.875%,  11/15/2024 17,817
16,000 5.250%,  12/1/2026
a
13,708
17,000 7.375%,  7/1/2028 10,162
31,000 5.750%,  12/1/2028
a
24,726
29,000 5.125%,  6/1/2029 14,946
DISH Network Corporation
10,000 11.750%,  11/15/2027
a
10,439
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
46,373
33,000 6.750%,  5/1/2029
a,b
29,509
14,000 8.750%,  5/15/2030
a
14,402
GCI, LLC
70,000 4.750%,  10/15/2028
a
64,224
Gray Escrow II, Inc.
74,000 5.375%,  11/15/2031
a
55,833

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.8%) - continued
Gray Television, Inc.
$ 40,000 4.750%,  10/15/2030
a
$ 30,110
iHeartCommunications, Inc.
26,000 6.375%,  5/1/2026 22,167
Iliad Holding SASU
68,000 6.500%,  10/15/2026
a
67,867
LCPR Senior Secured Financing
DAC
58,000 6.750%,  10/15/2027
a
56,809
Level 3 Financing, Inc.
74,000 4.625%,  9/15/2027
a
44,400
11,000 4.250%,  7/1/2028
a
5,445
26,000 10.500%,  5/15/2030
a,b
25,212
McGraw-Hill Education, Inc.
33,000 5.750%,  8/1/2028
a
31,820
9,000 8.000%,  8/1/2029
a
8,370
News Corporation
46,000 3.875%,  5/15/2029
a
42,296
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
18,000 4.625%,  3/15/2030
a
16,047
Paramount Global
50,000 6.250%,  2/28/2057
c
43,791
75,000 6.375%,  3/30/2062
c
67,500
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
36,647
Radiate Holdco, LLC/Radiate
Finance, Inc.
25,000 6.500%,  9/15/2028
a
12,250
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,c
95,967
Scripps Escrow II, Inc.
21,000 3.875%,  1/15/2029
a
18,573
Sirius XM Radio, Inc.
40,000 5.000%,  8/1/2027
a
38,640
20,000 4.000%,  7/15/2028
a
18,497
30,000 4.125%,  7/1/2030
a
26,732
TEGNA, Inc.
46,000 4.625%,  3/15/2028 42,967
Telecom Italia Capital SA
16,000 6.000%,  9/30/2034 15,195
Telecom Italia SPA/Milano
22,000 5.303%,  5/30/2024
a
21,898
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
11,819
10,000 6.500%,  10/15/2027
a
4,674
United States Cellular Corporation
21,000 6.700%,  12/15/2033 21,399
Uniti Group, Inc., Convertible
14,000 7.500%,  12/1/2027
a
13,769
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
69,000 4.750%,  4/15/2028
a
59,471
Univision Communications, Inc.
23,000 6.625%,  6/1/2027
a
22,937
24,000 4.500%,  5/1/2029
a
21,414
Virgin Media Finance plc
18,000 5.000%,  7/15/2030
a
15,870
Virgin Media Secured Finance plc
36,000 5.500%,  5/15/2029
a
34,785
Principal
Amount Long-Term Fixed Income (75.1%) Value
Communications Services (4.8%) - continued
Vodafone Group plc
$ 64,000 7.000%,  4/4/2079
c
$ 65,984
VZ Secured Financing BV
12,000 5.000%,  1/15/2032
a
10,245
YPSO Finance BIS SA
23,000 10.500%,  5/15/2027
a
14,895
Total 2,319,156
Consumer Cyclical (5.9%)
1011778 B.C., ULC/New Red
Finance, Inc.
100,000 4.375%,  1/15/2028
a
95,508
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
20,000 6.625%,  7/15/2026
a
19,895
32,000 6.000%,  6/1/2029
a
26,089
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
35,000 4.625%,  6/1/2028
a
31,818
40,000 4.625%,  6/1/2028
a
36,555
American Axle & Manufacturing,
Inc.
95,000 6.500%,  4/1/2027 95,384
Arko Corporation
27,000 5.125%,  11/15/2029
a
23,362
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
22,231
27,000 4.625%,  4/1/2030
a
24,186
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 7,575
Booking Holdings, Inc.,
Convertible
11,000 0.750%,  5/1/2025 20,722
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
36,713
Boyne USA, Inc.
18,000 4.750%,  5/15/2029
a
16,927
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
30,000 6.250%,  9/15/2027
a
29,067
Burlington Stores, Inc., Convertible
20,000 2.250%,  4/15/2025 21,500
8,000 1.250%,  12/15/2027
a
9,004
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
60,163
5,000 8.125%,  7/1/2027
a
5,125
76,000 4.625%,  10/15/2029
a
68,552
Carnival Corporation
27,000 7.625%,  3/1/2026
a
27,488
47,000 5.750%,  3/1/2027
a
45,845
Cedar Fair, LP
44,000 5.250%,  7/15/2029 41,508
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
19,168
20,000 6.750%,  5/1/2031
a
20,299
Cinemark USA, Inc.
56,000 5.875%,  3/15/2026
a
54,811

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (5.9%) - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 15,000 8.500%,  5/15/2027
a
$ 15,052
Expedia Group, Inc., Convertible
28,000 Zero Coupon,  2/15/2026 26,474
Ford Motor Company
78,000 3.250%,  2/12/2032 64,873
Ford Motor Company, Convertible
41,000 Zero Coupon,  3/15/2026 40,795
Ford Motor Credit Company, LLC
106,000 2.300%,  2/10/2025 101,937
24,000 4.134%,  8/4/2025 23,327
57,000 2.700%,  8/10/2026 52,793
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
35,245
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
c,d
36,940
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 28,345
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a,b
34,726
Hilton Domestic Operating
Company, Inc.
21,000 3.625%,  2/15/2032
a
18,327
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
34,000 5.000%,  6/1/2029
a
31,367
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 49,254
International Game Technology plc
72,000 5.250%,  1/15/2029
a
70,502
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
26,320
KB Home
35,000 4.800%,  11/15/2029 33,442
L Brands, Inc.
69,000 6.625%,  10/1/2030
a
70,522
10,000 6.875%,  11/1/2035 10,125
Light & Wonder International, Inc.
43,000 7.250%,  11/15/2029
a
44,028
Live Nation Entertainment, Inc.,
Convertible
20,000 2.000%,  2/15/2025 21,038
30,000 3.125%,  1/15/2029
a
34,068
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a,b
62,396
Marriott Vacations Worldwide
Corporation, Convertible
19,000 Zero Coupon,  1/15/2026 16,682
18,000 3.250%,  12/15/2027 15,921
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
41,805
Michaels Companies, Inc.
37,000 5.250%,  5/1/2028
a,b
29,252
NCL Corporation, Ltd.
20,000 3.625%,  12/15/2024
a
19,429
20,000 5.875%,  3/15/2026
a
19,543
31,000 5.875%,  2/15/2027
a
30,732
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (5.9%) - continued
Nissan Motor Company, Ltd.
$ 17,000 3.522%,  9/17/2025
a
$ 16,365
17,000 4.345%,  9/17/2027
a
16,262
22,000 4.810%,  9/17/2030
a
20,568
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a
29,925
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
56,567
29,000 7.750%,  2/15/2029
a
28,212
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
54,000 5.750%,  4/15/2026
a
54,293
41,000 6.250%,  1/15/2028
a
40,761
Raising Cane's Restaurants, LLC
18,000 9.375%,  5/1/2029
a
19,209
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
41,000 5.750%,  1/15/2029
a
31,864
Royal Caribbean Cruises, Ltd.
99,000 4.250%,  7/1/2026
a
95,622
14,000 9.250%,  1/15/2029
a
15,059
27,000 7.250%,  1/15/2030
a
28,198
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,673
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
a
27,110
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
15,065
Staples, Inc.
44,000 7.500%,  4/15/2026
a
40,939
29,000 10.750%,  4/15/2027
a
21,130
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
28,854
Tenneco, Inc.
30,000 8.000%,  11/17/2028
a
25,612
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
11,026
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a
30,075
Uber Technologies, Inc.,
Convertible
39,000 Zero Coupon,  12/15/2025 39,657
12,000 0.875%,  12/1/2028
a
13,050
Vail Resorts, Inc., Convertible
28,000 Zero Coupon,  1/1/2026 24,903
Victoria's Secret & Company
17,000 4.625%,  7/15/2029
a
14,200
Viking Cruises, Ltd.
19,000 5.875%,  9/15/2027
a
18,335
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
37,897
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
18,703
Yum! Brands, Inc.
48,000 4.750%,  1/15/2030
a
46,527

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Cyclical (5.9%) - continued
ZF North America Capital, Inc.
$ 27,000 7.125%,  4/14/2030
a
$ 28,776
Total 2,865,192
Consumer Non-Cyclical (3.9%)
1375209 B.C., Ltd.
14,000 9.000%,  1/30/2028
a,b
13,651
AdaptHealth, LLC
25,000 4.625%,  8/1/2029
a
19,294
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
70,000 4.625%,  1/15/2027
a
68,054
39,000 3.500%,  3/15/2029
a
35,411
B&G Foods, Inc.
23,000 5.250%,  9/15/2027 20,894
38,000 8.000%,  9/15/2028
a
39,902
Bausch & Lomb Escrow
Corporation
9,000 8.375%,  10/1/2028
a
9,494
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a
19,210
13,000 4.875%,  6/1/2028
a
7,829
43,000 11.000%,  9/30/2028
a
31,260
BellRing Brands, Inc.
29,000 7.000%,  3/15/2030
a
30,014
BioMarin Pharmaceutical, Inc.,
Convertible
28,000 1.250%,  5/15/2027
b
28,753
Catalent Pharma Solutions, Inc.
31,000 3.125%,  2/15/2029
a
27,129
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 45,477
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,455
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
52,349
CHS/Community Health Systems,
Inc.
17,000 5.625%,  3/15/2027
a
15,795
11,000 8.000%,  12/15/2027
a
10,616
55,000 6.000%,  1/15/2029
a
49,507
19,000 4.750%,  2/15/2031
a
14,937
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
50,552
14,000 6.625%,  7/15/2030
a
14,382
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
29,437
Embecta Corporation
18,000 6.750%,  2/15/2030
a
15,660
Encompass Health Corporation
95,000 4.500%,  2/1/2028 90,892
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
9,245
35,000 4.375%,  3/31/2029
a
31,328
Envista Holdings Corporation,
Convertible
17,000 1.750%,  8/15/2028 15,470
Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Non-Cyclical (3.9%) - continued
Fortrea Holdings, Inc.
$ 13,000 7.500%,  7/1/2030
a
$ 13,351
Grifols SA
43,000 4.750%,  10/15/2028
a
38,995
HLF Financing SARL, LLC/
Herbalife International, Inc.
76,000 4.875%,  6/1/2029
a
59,676
Integer Holdings Corporation,
Convertible
26,000 2.125%,  2/15/2028
a
33,176
Jazz Investments I, Ltd.,
Convertible
28,000 2.000%,  6/15/2026 28,238
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
27,011
Legacy LifePoint Health, LLC
19,000 4.375%,  2/15/2027
a
17,542
LifePoint Health, Inc.
18,000 11.000%,  10/15/2030
a
18,957
ModivCare Escrow Issuer, Inc.
15,000 5.000%,  10/1/2029
a
12,260
ModivCare, Inc.
12,000 5.875%,  11/15/2025
a
11,850
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
30,741
36,000 5.250%,  10/1/2029
a
33,933
Organon & Company/Organon
Foreign Debt Co-Issuer BV
45,000 4.125%,  4/30/2028
a
41,421
25,000 5.125%,  4/30/2031
a
21,371
Owens & Minor, Inc.
41,000 6.625%,  4/1/2030
a
39,147
Perrigo Finance Unlimited
Company
22,000 4.375%,  3/15/2026 21,272
24,000 3.150%,  6/15/2030 21,830
Post Holdings, Inc.
39,000 4.500%,  9/15/2031
a
34,950
Post Holdings, Inc., Convertible
17,000 2.500%,  8/15/2027 17,178
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
19,000 9.750%,  12/1/2026
a
18,850
Scotts Miracle-Gro Company
17,000 4.500%,  10/15/2029 15,105
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
95,356
Simmons Foods, Inc.
45,000 4.625%,  3/1/2029
a
38,933
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
33,394
10,000 5.500%,  7/15/2030
a
9,704
Star Parent, Inc.
29,000 9.000%,  10/1/2030
a
30,562
Teleflex, Inc.
58,000 4.250%,  6/1/2028
a
54,972
Tenet Healthcare Corporation
108,000 5.125%,  11/1/2027 105,576
68,000 6.125%,  10/1/2028 67,808

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Consumer Non-Cyclical (3.9%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 33,000 3.150%,  10/1/2026 $ 30,555
Topgolf Callaway Brands
Corporation, Convertible
10,000 2.750%,  5/1/2026 10,680
TreeHouse Foods, Inc.
41,000 4.000%,  9/1/2028 36,293
Winnebago Industries, Inc.,
Convertible
14,000 1.500%,  4/1/2025 17,521
Total 1,894,205
Energy (5.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
30,000 5.375%,  6/15/2029
a
28,841
Antero Resources Corporation
17,000 5.375%,  3/1/2030
a
16,294
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
56,145
Baytex Energy Corporation
31,000 8.500%,  4/30/2030
a
32,082
BP Capital Markets plc
180,000 4.875%,  3/22/2030
c,d
170,964
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 37,800
Callon Petroleum Company
35,000 7.500%,  6/15/2030
a
35,298
Chesapeake Energy Corporation
24,000 6.750%,  4/15/2029
a
24,223
Chord Energy Corporation
24,000 6.375%,  6/1/2026
a
24,000
Civitas Resources, Inc.
14,000 8.375%,  7/1/2028
a
14,615
10,000 8.625%,  11/1/2030
a
10,607
37,000 8.750%,  7/1/2031
a
39,388
CNX Resources Corporation
18,000 6.000%,  1/15/2029
a
17,255
CNX Resources Corporation,
Convertible
17,000 2.250%,  5/1/2026
b
27,520
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,547
14,000 5.875%,  1/15/2030
a
12,142
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
32,219
Crescent Energy Finance, LLC
34,000 9.250%,  2/15/2028
a
35,277
Diamond Foreign Asset Company/
Diamond Finance, LLC
12,000 8.500%,  10/1/2030
a
12,271
DT Midstream, Inc.
24,000 4.125%,  6/15/2029
a
22,080
10,000 4.375%,  6/15/2031
a
9,020
Enbridge, Inc.
100,000 7.375%,  1/15/2083
c
98,335
107,000 7.625%,  1/15/2083
c
107,163
Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (5.7%) - continued
Enerflex, Ltd.
$ 30,000 9.000%,  10/15/2027
a
$ 28,940
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,d
109,692
EnLink Midstream Partners, LP
48,000 4.850%,  7/15/2026 47,025
Enterprise Products Operating,
LLC
37,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
c
36,769
EQM Midstream Partners, LP
85,000 4.750%,  1/15/2031
a
79,105
EQT Corporation, Convertible
7,000 1.750%,  5/1/2026 18,581
Ferrellgas, LP/Ferrellgas Finance
Corporation
34,000 5.375%,  4/1/2026
a
33,274
Genesis Energy LP/Genesis
Energy Finance Corporation
47,000 8.875%,  4/15/2030 48,598
Harvest Midstream, LP
36,000 7.500%,  9/1/2028
a
35,787
Hess Midstream Operations, LP
29,000 5.625%,  2/15/2026
a
28,788
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
38,628
36,000 6.250%,  4/15/2032
a
34,629
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
44,499
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
41,578
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
a
51,630
MEG Energy Corporation
41,000 5.875%,  2/1/2029
a
39,837
Murphy Oil Corporation
21,000 5.875%,  12/1/2027 20,893
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
76,897
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,840
Noble Finance II, LLC
33,000 8.000%,  4/15/2030
a
34,338
Northern Oil and Gas, Inc.
31,000 8.750%,  6/15/2031
a
32,290
Northern Oil and Gas, Inc.,
Convertible
18,000 3.625%,  4/15/2029 21,222
Northriver Midstream Finance, LP
16,000 5.625%,  2/15/2026
a
15,511
NuStar Logistics, LP
26,000 5.750%,  10/1/2025 25,836
PBF Holding Company, LLC/PBF
Finance Corporation
23,000 6.000%,  2/15/2028 22,391
Permian Resources Operating,
LLC
43,000 7.000%,  1/15/2032
a
44,362

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Energy (5.7%) - continued
Permian Resources Operating,
LLC, Convertible
$ 8,000 3.250%,  4/1/2028 $ 18,535
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 17,010
Plains All American Pipeline, LP
60,000
9.751%,  (TSFR3M +
4.372%), 2/2/2024
c,d
57,975
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
40,502
Range Resources Corporation
25,000 4.750%,  2/15/2030
a
23,110
Rockcliff Energy II, LLC
33,000 5.500%,  10/15/2029
a
31,189
Rockies Express Pipeline, LLC
22,000 4.950%,  7/15/2029
a
21,036
SM Energy Company
21,000 6.625%,  1/15/2027 20,881
15,000 6.500%,  7/15/2028 15,007
Southwestern Energy Company
25,000 5.375%,  3/15/2030 24,411
21,000 4.750%,  2/1/2032 19,430
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,993
29,000 4.500%,  4/30/2030 26,849
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
50,086
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
23,472
TransCanada Trust
160,000 5.300%,  3/15/2077
c
142,194
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
38,665
USA Compression Partners, LP/
USA Compression Finance
Corporation
50,000 6.875%,  4/1/2026 49,789
Valaris, Ltd.
30,000 8.375%,  4/30/2030
a
30,736
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
70,769
20,000 4.125%,  8/15/2031
a
17,620
Venture Global LNG, Inc.
63,000 8.375%,  6/1/2031
a
62,967
24,000 9.875%,  2/1/2032
a
24,999
Weatherford International, Ltd.
26,000 8.625%,  4/30/2030
a
27,146
Total 2,769,397
Financials (13.6%)
Acrisure, LLC/Acrisure Finance,
Inc.
10,000 6.000%,  8/1/2029
a
9,086
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
59,244
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (13.6%) - continued
Air Lease Corporation
$ 94,000 4.650%,  6/15/2026
c,d
$ 84,393
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,c,d
98,591
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
22,000 6.750%,  10/15/2027
a
21,922
Ally Financial, Inc.
203,000 4.700%,  5/15/2026
c,d
152,263
8,000 6.700%,  2/14/2033 8,009
American Express Company
85,000 3.550%,  9/15/2026
c,d
72,870
AmWINS Group, Inc.
31,000 4.875%,  6/30/2029
a
28,310
Arbor Realty Trust, Inc.,
Convertible
6,000 7.500%,  8/1/2025 6,084
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,323
BAC Capital Trust XIV
74,000
6.046%,  (TSFR3M +
0.662%), 1/18/2024
c,d
59,940
Bank of America Corporation
249,000 6.250%,  9/5/2024
c,d
246,707
82,000 6.100%,  3/17/2025
c,d
81,222
120,000 6.125%,  4/27/2027
b,c,d
120,288
Bank of Nova Scotia
97,000 4.900%,  6/4/2025
c,d
92,650
Blackstone Mortgage Trust, Inc.,
Convertible
12,000 5.500%,  3/15/2027 10,890
Bread Financial Holdings, Inc.
17,000 9.750%,  3/15/2029
a
17,623
Bread Financial Holdings, Inc.,
Convertible
8,000 4.250%,  6/15/2028
a
8,490
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
10,000 4.500%,  4/1/2027
a
9,000
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
c,d
28,852
Castlelake Aviation Finance DAC
15,000 5.000%,  4/15/2027
a
14,043
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c,d
173,557
78,000 4.000%,  6/1/2026
c,d
68,755
35,000 5.000%,  6/1/2027
c,d
31,597
75,000 4.000%,  12/1/2030
c,d
59,236
Citigroup, Inc.
28,000 5.000%,  9/12/2024
c,d
27,179
95,000 4.000%,  12/10/2025
c,d
87,439
170,000 3.875%,  2/18/2026
c,d
150,505
62,000 4.150%,  11/15/2026
c,d
53,211
51,000 7.375%,  5/15/2028
c,d
51,617
90,000 7.625%,  11/15/2028
b,c,d
91,899
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
63,223
Coinbase Global, Inc., Convertible
41,000 0.500%,  6/1/2026 37,130

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (13.6%) - continued
Comerica, Inc.
$ 20,000 5.625%,  7/1/2025
c,d
$ 18,837
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
c
80,725
Corporate Office Properties, LP,
Convertible
8,000 5.250%,  9/15/2028
a
8,428
Credit Acceptance Corporation
40,000 9.250%,  12/15/2028
a
42,638
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,c,d
40,737
Credit Suisse Group AG
40,000 7.250%,  9/12/2025
a,c,d,e
4,600
56,000 7.500%,  12/29/2049
*,c,d,e
6,440
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,b,c,d
118,814
Drawbridge Special Opportunities
Fund, LP
56,000 3.875%,  2/15/2026
a
51,514
Enact Holdings, Inc.
28,000 6.500%,  8/15/2025
a
27,913
Encore Capital Group, Inc.,
Convertible
12,000 4.000%,  3/15/2029
a
11,820
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
84,408
Fortress Transportation and
Infrastructure Investors, LLC
43,000 6.500%,  10/1/2025
a
42,862
31,000 9.750%,  8/1/2027
a
32,240
Freedom Mortgage Corporation
14,000 7.625%,  5/1/2026
a
13,817
12,000 12.000%,  10/1/2028
a
13,106
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
54,000 3.750%,  12/15/2027
a
45,123
goeasy, Ltd.
23,000 9.250%,  12/1/2028
a
24,563
Goldman Sachs Group, Inc.
70,000 5.500%,  8/10/2024
c,d
69,022
70,000 3.650%,  8/10/2026
c,d
62,074
105,000 4.125%,  11/10/2026
c,d
93,508
Hartford Financial Services Group,
Inc.
100,000
7.766%,  (TSFR3M +
2.387%), 2/12/2047
a,c
85,797
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
1,006
16,000 3.750%,  8/15/2028
a
18,621
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
54,298
25,000 4.600%,  12/17/2030
c,d
20,850
HUB International, Ltd.
46,000 5.625%,  12/1/2029
a
43,883
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
c,d
91,207
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
29,000 6.375%,  12/15/2025 28,470
Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (13.6%) - continued
$ 32,000 5.250%,  5/15/2027 $ 28,743
J.P. Morgan Chase & Company
20,000
8.939%,  (TSFR3M +
3.562%), 2/1/2024
c,d
20,175
178,000 5.000%,  8/1/2024
c,d
174,754
100,000 4.600%,  2/1/2025
c,d
96,432
85,000 3.650%,  6/1/2026
c,d
77,786
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
13,426
Lincoln National Corporation
100,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
c
70,436
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
27,763
M&T Bank Corporation
113,000 3.500%,  9/1/2026
c,d
82,927
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
132,524
72,000 5.875%,  3/15/2028
c,d
70,570
107,000 6.400%,  12/15/2036 110,346
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
36,885
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 4.625%,  8/1/2029 22,291
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
36,723
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
46,000 4.500%,  9/30/2028
a
38,736
NFP Corporation
18,000 6.875%,  8/15/2028
a
18,299
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,c
170,213
OneMain Finance Corporation
70,000 6.875%,  3/15/2025 70,860
50,000 3.875%,  9/15/2028 44,238
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
18,513
Pebblebrook Hotel Trust,
Convertible
36,000 1.750%,  12/15/2026 32,062
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,d
75,993
108,000 6.200%,  9/15/2027
c,d
105,002
103,000 6.250%,  3/15/2030
c,d
96,013
PRA Group, Inc.
28,000 7.375%,  9/1/2025
a
27,786
23,000 8.375%,  2/1/2028
a
22,142
Provident Financing Trust I
25,000 7.405%,  3/15/2038 26,638
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
80,227
126,000 5.200%,  3/15/2044
c
125,370
20,000 3.700%,  10/1/2050
c
17,339
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
38,972

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Financials (13.6%) - continued
Radian Group, Inc.
$ 37,000 4.875%,  3/15/2027 $ 35,764
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,834
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
77,559
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
18,002
33,000 4.000%,  9/15/2029
a
29,655
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
27,153
Service Properties Trust
25,000 7.500%,  9/15/2025 25,278
20,000 5.500%,  12/15/2027 18,311
16,000 8.625%,  11/15/2031
a
16,759
SLM Corporation
20,000 4.200%,  10/29/2025 19,400
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,d
34,338
Starwood Property Trust, Inc.,
Convertible
20,000 6.750%,  7/15/2027 21,490
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
a,c
128,035
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 13,298
Synchrony Financial
8,000 7.250%,  2/2/2033 7,936
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
c
57,243
Truist Financial Corporation
150,000 5.100%,  3/1/2030
c,d
135,931
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
90,072
United Wholesale Mortgage, LLC
11,000 5.500%,  11/15/2025
a
10,930
31,000 5.500%,  4/15/2029
a
29,348
USB Realty Corporation
78,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
a,c,d
57,330
Ventas Realty, LP, Convertible
23,000 3.750%,  6/1/2026
a
24,265
Wells Fargo & Company
162,000 3.900%,  3/15/2026
c,d
149,681
30,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
c
28,386
91,000 7.625%,  9/15/2028
c,d
95,487
Welltower OP, LLC, Convertible
33,000 2.750%,  5/15/2028
a
36,485
XHR, LP
19,000 6.375%,  8/15/2025
a
18,952
32,000 4.875%,  6/1/2029
a
29,456
Total 6,623,031
Mortgage-Backed Securities (11.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
730,821 5.500%,  7/1/2053 738,688
Principal
Amount Long-Term Fixed Income (75.1%) Value
Mortgage-Backed Securities (11.6%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 3,069,358 5.000%,  3/1/2053 $ 3,037,732
826,344 4.500%,  8/1/2052 804,958
840,652 4.500%,  9/1/2053 815,213
292,430 4.500%,  9/1/2053 284,400
Total 5,680,991
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
24,000 0.125%,  5/1/2025 30,480
6,000 0.375%,  9/1/2027 6,681
16,000 1.125%,  2/15/2029
a
17,304
AthenaHealth Group, Inc.
50,000 6.500%,  2/15/2030
a
45,359
Block, Inc., Convertible
5,000 0.125%,  3/1/2025 4,885
39,000 0.250%,  11/1/2027 32,029
Cloud Software Group, Inc.
40,000 6.500%,  3/31/2029
a
38,098
13,000 9.000%,  9/30/2029
a
12,356
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
33,250
CSG Systems International, Inc.,
Convertible
20,000 3.875%,  9/15/2028
a
20,088
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,480
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
27,078
60,000 3.750%,  10/1/2030
a
53,038
II-VI, Inc.
15,000 5.000%,  12/15/2029
a
14,246
InterDigital, Inc., Convertible
29,000 3.500%,  6/1/2027 42,468
Iron Mountain, Inc.
30,000 4.875%,  9/15/2027
a
29,274
15,000 5.000%,  7/15/2028
a
14,412
37,000 4.875%,  9/15/2029
a
35,042
30,000 5.250%,  7/15/2030
a
28,557
48,000 4.500%,  2/15/2031
a
43,465
Lumentum Holdings, Inc.,
Convertible
44,000 0.500%,  6/15/2028 34,624
10,000 1.500%,  12/15/2029
a
9,940
Microchip Technology, Inc.,
Convertible
35,000 0.125%,  11/15/2024
b
38,237
ON Semiconductor Corporation,
Convertible
26,000 Zero Coupon,  5/1/2027 42,510
4,000 0.500%,  3/1/2029
a
4,250
Open Text Corporation
85,000 4.125%,  2/15/2030
a
76,931
Progress Software Corporation,
Convertible
9,000 1.000%,  4/15/2026 9,481

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Technology (2.5%) - continued
PTC, Inc.
$ 10,000 3.625%,  2/15/2025
a
$ 9,776
35,000 4.000%,  2/15/2028
a
33,169
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
23,335
RingCentral, Inc.
29,000 8.500%,  8/15/2030
a
29,653
Seagate HDD Cayman
18,000 8.500%,  7/15/2031
a
19,535
33,175 9.625%,  12/1/2032 37,936
Semtech Corporation, Convertible
14,000 1.625%,  11/1/2027
b
11,963
1,000 4.000%,  11/1/2028
a
1,279
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
37,871
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,724
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
122,231
Verint Systems, Inc., Convertible
19,000 0.250%,  4/15/2026
b
16,684
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
28,014
Viavi Solutions, Inc., Convertible
9,000 1.625%,  3/15/2026
a
8,973
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  9/15/2030
a
36,334
Western Digital Corporation,
Convertible
34,000 3.000%,  11/15/2028
a
41,582
Ziff Davis, Inc., Convertible
27,000 1.750%,  11/1/2026 25,515
Total 1,245,137
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
16,000 3.875%,  8/15/2029
a
14,200
American Airlines Group, Inc.
12,000 3.750%,  3/1/2025
a
11,694
American Airlines, Inc.
32,000 8.500%,  5/15/2029
a
33,792
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
106,667 5.500%,  4/20/2026
a
105,897
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
19,000 5.375%,  3/1/2029
a
17,576
Hawaiian Brand Intellectual
Property, Ltd.
41,000 5.750%,  1/20/2026
a
38,628
Hertz Corporation
28,000 4.625%,  12/1/2026
a
25,103
18,000 5.000%,  12/1/2029
a
14,765
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a
35,384
RXO, Inc.
45,000 7.500%,  11/15/2027
a
46,433
Principal
Amount Long-Term Fixed Income (75.1%) Value
Transportation (1.0%) - continued
Southwest Airlines Company,
Convertible
$ 40,000 1.250%,  5/1/2025 $ 40,420
Spirit Loyalty Cayman, Ltd.
17,000 8.000%,  9/20/2025
a
12,226
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
42,874
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
9,000 7.875%,  5/1/2027
a,b
7,741
45,000 6.375%,  2/1/2030
a,b
31,427
Total 478,160
U.S. Government & Agencies (17.0%)
U.S. Treasury Bonds
1,100,000 3.875%,  2/15/2043 1,048,781
U.S. Treasury Notes
900,000 4.750%,  7/31/2025 904,078
3,780,000 1.250%,  12/31/2026 3,489,117
2,740,000 1.375%,  11/15/2031 2,274,842
550,000 4.125%,  11/15/2032 559,067
Total 8,275,885
Utilities (3.0%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
54,925
Alliant Energy Corporation,
Convertible
16,000 3.875%,  3/15/2026
a
15,880
American Water Capital
Corporation, Convertible
24,000 3.625%,  6/15/2026
a
23,964
Calpine Corporation
34,000 4.500%,  2/15/2028
a
32,339
CenterPoint Energy, Inc.,
Convertible
25,000 4.250%,  8/15/2026
a
25,112
CMS Energy Corporation,
Convertible
21,000 3.375%,  5/1/2028
a
20,769
Dominion Energy, Inc.
120,000 4.350%,  1/15/2027
c,d
106,406
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
78,871
51,000 4.875%,  9/16/2024
c,d
50,214
Duke Energy Corporation,
Convertible
44,000 4.125%,  4/15/2026
a
44,110
Edison International
43,000 7.875%,  6/15/2054
c
43,322
170,000 5.000%,  12/15/2026
c,d
158,288
FirstEnergy Corporation,
Convertible
43,000 4.000%,  5/1/2026
a
42,592
NextEra Energy Capital Holdings,
Inc.
55,000 3.800%,  3/15/2082
c
46,586
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
90,451

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.1%) Value
Utilities (3.0%) - continued
NextEra Energy Partners, LP,
Convertible
$ 8,000 Zero Coupon,  6/15/2024
a
$ 7,736
32,000 Zero Coupon,  11/15/2025
a
27,952
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
89,533
13,000 3.375%,  2/15/2029
a
11,482
15,000 5.250%,  6/15/2029
a
14,526
NRG Energy, Inc., Convertible
34,000 2.750%,  6/1/2048 43,690
PG&E Corporation
40,000 5.000%,  7/1/2028 38,919
PPL Capital Funding, Inc.,
Convertible
26,000 2.875%,  3/15/2028
a
25,181
Sempra
95,000 4.125%,  4/1/2052
c
81,526
40,000 4.875%,  10/15/2025
c,d
39,131
Southern Company
64,000 3.750%,  9/15/2051
c
58,272
Southern Company, Convertible
45,000 3.875%,  12/15/2025
a
45,023
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
92,284
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
73,020
Total 1,482,104
Total Long-Term Fixed Income
(cost $38,476,464) 36,628,365
Shares
Registered Investment
Companies ( 17.6% ) Value
U.S. Affiliated  (7.9%)
482,086 Thrivent Core Emerging Markets
Debt Fund 3,851,868
Total 3,851,868
U.S. Unaffiliated  (9.7%)
60,900 Aberdeen Asia-Pacific Income
Fund, Inc. 165,039
19,056 AllianceBernstein Global High
Income Fund, Inc. 192,847
29,973 Allspring Income Opportunities
Fund 195,424
3,037 Barings Global Short Duration
High Yield Fund 40,817
5,447 BlackRock Core Bond Trust 59,427
21,024 BlackRock Corporate High Yield
Fund, Inc. 198,256
18,011 BlackRock Credit Allocation
Income Trust 185,873
1,950 BlackRock Debt Strategies Fund,
Inc. 21,040
18,401 BlackRock Enhanced Global
Dividend Trust 182,538
5,100 BlackRock Enhanced International
Dividend Trust 26,877
500 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,330
3,433 BlackRock Income Trust, Inc. 41,814
Shares
Registered Investment
Companies (17.6%) Value
U.S. Unaffiliated  (9.7%)- continued
7,261 BlackRock Multi-Sector Income
Trust $ 108,915
13,890 Blackstone Strategic Credit 2027
Term Fund 157,235
10,589 BNY Mellon High Yield Strategies
Fund 24,249
19,860 Eaton Vance Limited Duration
Income Fund 190,259
1,299 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,028
16,586 First Trust High Income Long/Short
Fund 200,525
466 First Trust Senior Floating Rate
Income Fund II 4,702
4,936 Invesco Dynamic Credit
Opportunities Fund
f
52,426
733 iShares iBoxx $ Investment Grade
Corporate Bond ETF
b
81,114
8,547 iShares Preferred and Income
Securities ETF
b
266,581
8,623 New America High Income Fund,
Inc. 60,706
38,912 Nuveen Credit Strategies Income
Fund 203,121
4,568 Nuveen Floating Rate Income
Fund/Closed-End Fund 37,549
3,907 Nuveen Global High Income Fund 47,665
11,704 Nuveen Preferred Income
Opportunities Fund 79,119
16,331 PGIM Global High Yield Fund, Inc. 185,520
15,655 PGIM High Yield Bond Fund, Inc. 192,870
5,812 Pimco Dynamic Income Fund 104,325
1,423 Tri-Continental Corporation 41,025
2,164 Vanguard Intermediate-Term
Corporate Bond ETF 175,890
8,600 Vanguard Short-Term Corporate
Bond ETF 665,382
4,700 Virtus Convertible & Income Fund 15,839
11,047 Virtus Dividend, Interest &
Premium Strategy Fund 139,192
1,375 Virtus Equity & Convertible Income
Fund
b
28,751
1,733 Voya Asia Pacific High Dividend
Equity Income Fund 10,416
27,718 Voya Global Equity Dividend &
Premium Opportunity Fund 137,759
46,579 Western Asset High Income
Opportunity Fund, Inc. 179,795
Total 4,717,240
Total Registered Investment
Companies (cost $9,710,443) 8,569,108
Shares Preferred Stock ( 5.1% ) Value
Communications Services (0.6%)
10,950 AT&T, Inc., 4.750%
d
216,043
178 Paramount Global, Convertible,
5.750% 3,329
5,000 Telephone and Data Systems, Inc.,
6.000%
d
76,800
Total 296,172

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (5.1%) Value
Energy (0.1%)
525 Energy Transfer, LP, 7.600%
c,d
$ 13,020
1,415 Nustar Logistics, LP, 12.389%
c
36,620
56 UGI Corporation, Convertible,
7.250% 3,301
Total 52,941
Financials (3.8%)
3,750 Aegon Funding Corporation II,
5.100% 81,525
3,000 Allstate Corporation, 5.100%
d
63,630
4,200 American International Group, Inc.
5.850%
d
104,916
710 Apollo Global Management, Inc.,
Convertible, 6.750% 40,037
8,150 Bank of America Corporation,
4.250%
d
150,938
40 Bank of America Corporation,
Convertible, 7.250%
d
48,211
4,250 Capital One Financial Corporation,
5.000%
d
78,412
3,100 Equitable Holdings, Inc., 5.250%
d
66,092
65 First Horizon Bank, 6.518%
*,c,d
40,056
5,700 J.P. Morgan Chase & Company,
4.200%
d
108,357
5,450 J.P. Morgan Chase & Company,
4.750%
d
116,630
6,200 KeyCorp, 6.200%
c,d
133,052
5,475 Morgan Stanley, 4.250%
b,d
104,408
3,300 Morgan Stanley, 5.850%
c,d
79,926
3,200 Morgan Stanley, 7.125%
c,d
80,288
2,250 Public Storage, 3.950%
d
39,038
4,775 Public Storage, 4.125%
d
89,197
800 Public Storage, 4.625%
d
17,112
200 Public Storage, 4.700%
d
4,278
1,450 Regions Financial Corporation,
5.700%
c,d
30,900
250 Synovus Financial Corporation,
5.875%
c,d
5,838
5,500 U.S. Bancorp, 4.000%
d
96,360
6,750 Wells Fargo & Company, 4.250%
d
120,015
5,000 Wells Fargo & Company, 4.750%
d
99,650
65 Wells Fargo & Company,
Convertible, 7.500%
d
77,715
Total 1,876,581
Utilities (0.6%)
488 AES Corporation, Convertible,
6.875% 37,127
6,775 CMS Energy Corporation, 4.200%
d
134,619
908 NextEra Energy, Inc., Convertible,
6.926%
b
34,613
3,450 Southern Company, 4.950% 77,556
Total 283,915
Total Preferred Stock
(cost $3,016,946) 2,509,609
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
1,256,602 Thrivent Cash Management Trust 1,256,602
Total Collateral Held for
Securities Loaned
(cost $1,256,602) 1,256,602
Shares Common Stock ( 0.3% ) Value
Communications Services (<0.1%)
99 Paramount Global $ 1,464
31 Windstream Services, LLC
g
287
Total 1,751
Consumer Discretionary (0.1%)
175 Bloomin' Brands, Inc. 4,926
6 Booking Holdings, Inc.
g
21,284
Total 26,210
Energy (<0.1%)
68 Pioneer Natural Resources
Company 15,292
Total 15,292
Financials (0.2%)
1,044 AGNC Investment Corporation 10,242
589 Annaly Capital Management, Inc. 11,409
1,200 Apollo Commercial Real Estate
Finance, Inc. 14,088
1,700 Chimera Investment Corporation 8,483
327 New York Community Bancorp,
Inc. 3,345
1,944 Rithm Capital Corporation 20,762
Total 68,329
Health Care (<0.1%)
220 Varex Imaging Corporation
g
4,510
Total 4,510
Industrials (<0.1%)
141 Uber Technologies, Inc.
g
8,681
Total 8,681
Information Technology (<0.1%)
65 RingCentral, Inc.
g
2,207
103 Semtech Corporation
g
2,257
Total 4,464
Materials (<0.1%)
37 Allegheny Technologies, Inc.
g
1,682
Total 1,682
Real Estate (<0.1%)
133 Kite Realty Group Trust 3,040
Total 3,040
Total Common Stock
(cost $120,478) 133,959
Shares or
Principal
Amount Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
46,505 5.730% 465,054

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (1.1%) Value
U.S. Treasury Bills
100,000 5.337%, 1/18/2024
h,i
$ 99,765
Total Short-Term Investments
(cost $564,748) 564,819
Total Investments (cost
$53,145,681) 101.8% $49,662,462
Other Assets and Liabilities, Net
(1.8%) (866,499)
Total Net Assets 100.0% $48,795,963
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $12,822,596 or
26.3% of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Non-income producing security.
h The interest rate shown reflects the yield.
i All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of December 31, 2023
was $46,496 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 5/9/2018 $ 60,178
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 49,855
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 785,699
Common Stock 435,331
Total lending $1,221,030
Gross amount payable upon return of
collateral for securities loaned $1,256,602
Net amounts due to counterparty $35,572
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 899,482
Gross unrealized depreciation (4,723,246)
Net unrealized appreciation (depreciation) $ (3,823,764)
Cost for federal income tax purposes $ 53,450,547

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 927,717 – 927,717 –
Capital Goods 2,022,992 – 2,022,992 –
Collateralized Mortgage Obligations 44,398 – 44,398 –
Communications Services 2,319,156 – 2,319,156 –
Consumer Cyclical 2,865,192 – 2,865,192 –
Consumer Non-Cyclical 1,894,205 – 1,894,205 –
Energy 2,769,397 – 2,769,397 –
Financials 6,623,031 – 6,623,031 –
Mortgage-Backed Securities 5,680,991 – 5,680,991 –
Technology 1,245,137 – 1,245,137 –
Transportation 478,160 – 478,160 –
U.S. Government & Agencies 8,275,885 – 8,275,885 –
Utilities 1,482,104 – 1,482,104 –
Registered Investment Companies
U.S. Unaffiliated 4,717,240 4,664,814 – 52,426
Preferred Stock
Communications Services 296,172 296,172 – –
Energy 52,941 52,941 – –
Financials 1,876,581 1,836,525 40,056 –
Utilities 283,915 283,915 – –
Common Stock
Communications Services 1,751 1,464 287 –
Consumer Discretionary 26,210 26,210 – –
Energy 15,292 15,292 – –
Financials 68,329 68,329 – –
Health Care 4,510 4,510 – –
Industrials 8,681 8,681 – –
Information Technology 4,464 4,464 – –
Materials 1,682 1,682 – –
Real Estate 3,040 3,040 – –
Short-Term Investments 99,765 – 99,765 –
Subtotal Investments in Securities $44,088,938 $7,268,039 $36,768,473 $52,426
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,851,868
Affiliated Short-Term Investments 465,054
Collateral Held for Securities Loaned 1,256,602
Subtotal Other Investments $5,573,524
Total Investments at Value $49,662,462
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Multidimensional Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 35,679 – 35,679 –
Total Liability Derivatives $35,679 $– $35,679 $–

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $99,765 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 960,300 $ – ( $ 35,679) ( $ 35,679)
Total Credit Default Swaps $– ($35,679) ($35,679)
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Multidimensional
Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 35,679
Total Credit Contracts 35,679
Total Liability Derivatives $35,679
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (39,424)
Total Credit Contracts
(39,424)
Total ($39,424)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (42,186)
Total Credit Contracts (42,186)
Total ($42,186)

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($23,081)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,243 $281 $870 $3,852 482 7.9%
Total U.S. Affiliated Registered Investment
Companies 4,243 3,852 7.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 3,878 28,120 31,533 465 47 0.9
Total Affiliated Short-Term Investments 3,878 465 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,944 26,274 26,961 1,257 1,257 2.6
Total Collateral Held for Securities Loaned 1,944 1,257 2.6
Total Value $10,065 $5,574
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($262) $460 $ – $230
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% – – – 211
Total Income/Non Cash Income from Affiliated
Investments $441
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value ($262) $460 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( <0.1% )
a
Value
Basic Materials (<0.1%)
Spectrum Group Buyer, Inc., Term
Loan
$ 47,482
11.953%,  (TSFR6M +
6.500%), 5/19/2028
b
$ 42,687
Total 42,687
Total Bank Loans
(cost $46,786) 42,687
Principal
Amount Long-Term Fixed Income ( 82.2% ) Value
Asset-Backed Securities (9.8%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
177,711
166,374
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
c,d
161,394
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
c,d
272,902
720 East CLO I, Ltd.
300,000
9.666%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,c
302,546
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c
344,473
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
c
301,725
Anchorage Capital CLO 16, Ltd.
450,000
8.058%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
b,c
447,938
Anchorage Capital CLO 21, Ltd.
400,000
8.077%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,c
398,672
Ares XL CLO, Ltd.
325,000
8.456%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,c
322,492
Babson CLO, Ltd.
500,000
8.577%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,c
499,974
Barings CLO, Ltd.
350,000
8.827%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,c
350,039
Benefit Street Partners CLO II, Ltd.
300,000
7.556%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
300,033
Business Jet Securities, LLC
352,566
4.455%,  6/15/2037, Ser.
2022-1A, Class A
c
334,361
CarVal CLO, Ltd.
300,000
9.112%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,c
300,251
Principal
Amount Long-Term Fixed Income (82.2%) Value
Asset-Backed Securities (9.8%) - continued
College Avenue Student Loans,
LLC
$ 69,112
7.120%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
b,c
$ 69,394
Dewolf Park CLO, Ltd.
350,000
8.506%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,c
349,588
Dryden 36 Senior Loan Fund
275,000
7.706%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,c
273,962
Education Funding Trust
192,706
2.790%,  7/25/2041, Ser.
2020-A, Class A
c
178,010
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
c
648,740
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
178,225
GMAC Mortgage Corporation
Loan Trust
21,355
5.970%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
11,809
GSAA Home Equity Trust
76,740
4.468%,  8/25/2034, Ser.
2004-10, Class M2
b
69,808
Home Equity Asset Trust
380,020
6.790%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
364,211
Long Beach Mortgage Loan Trust
303,964
6.970%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
307,552
Longfellow Place CLO, Ltd.
395,790
7.956%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,c
395,598
Madison Park Funding XVIII, Ltd.
550,000
7.574%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,c
545,960
Neuberger Berman CLO, Ltd.
425,000
8.656%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,c
421,337
Pagaya AI Debt Trust
205,367
7.556%,  7/15/2030, Ser.
2023-1, Class A
c
206,252
Pagaya AI Technology in Housing
Trust
250,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
c
242,763
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
c
287,937
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
c,d
338,831

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Asset-Backed Securities (9.8%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
c,d
$ 206,420
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
c,d
202,690
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
c,d
223,339
177,312
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
c,d
173,334
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
c
326,617
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
85,233
Saxon Asset Securities Trust
120,405
3.008%,  8/25/2035, Ser.
2004-2, Class MF2
b
99,697
Sculptor CLO, Ltd.
425,000
8.077%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,c
420,625
Shackleton CLO, Ltd.
250,000
7.877%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
b,c
246,821
Silver Point CLO 2, Ltd.
200,000
8.116%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,c
200,966
Sound Point CLO, Ltd.
450,000
7.927%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
440,037
Stanwich Mortgage Loan
Company, LLC
352,791
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
c,d
332,765
Stratus CLO, Ltd.
450,000
8.177%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
b,c
447,894
400,000
8.466%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,c
399,834
Unlock HEA Trust
294,194
7.000%,  10/25/2038, Ser.
2023-1, Class A
c
274,102
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
100,084
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
c,d
300,836
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
c,d
342,487
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
c,d
374,938
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
171,737
Principal
Amount Long-Term Fixed Income (82.2%) Value
Asset-Backed Securities (9.8%) - continued
$ 325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
c,d
$ 269,327
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
209,031
Whitebox CLO III, Ltd.
450,000
7.856%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,c
446,298
Whitebox CLO IV, Ltd.
450,000
8.016%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,c
451,323
Wind River CLO, Ltd.
200,000
7.677%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
199,989
Total 16,350,912
Basic Materials (1.9%)
Anglo American Capital plc
63,000 3.875%,  3/16/2029
c
59,089
ATI, Inc.
89,000 7.250%,  8/15/2030 92,595
ATI, Inc., Convertible
27,000 3.500%,  6/15/2025 79,960
Cascades, Inc./Cascades USA,
Inc.
91,000 5.125%,  1/15/2026
c
88,498
Chemours Company
169,000 5.750%,  11/15/2028
c
160,973
Cleveland-Cliffs, Inc.
70,000 5.875%,  6/1/2027 69,750
110,000 4.625%,  3/1/2029
c
101,658
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
c
193,913
Ecolab, Inc.
58,000 2.125%,  2/1/2032 49,351
EIDP, Inc.
51,000 4.500%,  5/15/2026 50,800
First Quantum Minerals, Ltd.
203,000 6.875%,  10/15/2027
c
172,519
FMC Corporation
44,000 5.150%,  5/18/2026 43,953
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
c
61,178
69,000 6.125%,  10/6/2028
c
72,285
31,000 6.375%,  10/6/2030
c
33,282
Hecla Mining Company
45,000 7.250%,  2/15/2028 45,199
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
c
130,582
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
99,000 9.000%,  7/1/2028
c
94,664
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
c
69,423
Mineral Resources, Ltd.
25,000 9.250%,  10/1/2028
c
26,594
Mosaic Company
56,000 5.375%,  11/15/2028 57,151

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Basic Materials (1.9%) - continued
Novelis Corporation
$ 75,000 3.250%,  11/15/2026
c
$ 70,605
40,000 4.750%,  1/30/2030
c
37,618
50,000 3.875%,  8/15/2031
c
44,062
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 82,132
Olin Corporation
176,000 5.125%,  9/15/2027 170,638
Peabody Energy Corporation,
Convertible
34,000 3.250%,  3/1/2028
f
48,620
SCIL IV, LLC/SCIL USA Holdings,
LLC
149,000 5.375%,  11/1/2026
c
143,030
SNF Group SACA
134,000 3.375%,  3/15/2030
c
115,142
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
c
138,510
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
c,f
104,247
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
c
85,930
United States Steel Corporation
153,000 6.875%,  3/1/2029
f
156,528
United States Steel Corporation,
Convertible
30,000 5.000%,  11/1/2026 108,960
Westlake Corporation
42,000 3.600%,  8/15/2026 40,568
Total 3,100,007
Capital Goods (4.0%)
Advanced Drainage Systems, Inc.
94,000 6.375%,  6/15/2030
c
94,704
AECOM
235,000 5.125%,  3/15/2027 233,308
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 39,509
Amphenol Corporation
46,000 4.750%,  3/30/2026 46,062
ARD Finance SA
48,000 6.500%,  6/30/2027
c
22,425
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
109,000 5.250%,  8/15/2027
c,f
84,678
35,000 5.250%,  8/15/2027
c
27,190
Boeing Company
163,000 2.196%,  2/4/2026 154,017
63,000 3.250%,  3/1/2028 59,156
124,000 5.150%,  5/1/2030 126,233
Bombardier, Inc.
39,000 7.125%,  6/15/2026
c
38,818
134,000 7.875%,  4/15/2027
c
134,024
60,000 6.000%,  2/15/2028
c
58,457
Brand Industrial Services, Inc.
43,000 10.375%,  8/1/2030
c
45,474
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
c
77,252
Canpack SA/Canpack US, LLC
158,000 3.125%,  11/1/2025
c
149,708
Principal
Amount Long-Term Fixed Income (82.2%) Value
Capital Goods (4.0%) - continued
Carrier Global Corporation
$ 85,000 2.722%,  2/15/2030 $ 76,047
Chart Industries, Inc.
143,000 7.500%,  1/1/2030
c
149,470
Chart Industries, Inc., Convertible
22,000 1.000%,  11/15/2024 51,124
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
c
20,655
41,000 8.750%,  4/15/2030
c
38,227
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
c
86,100
Covanta Holding Corporation
86,000 4.875%,  12/1/2029
c
75,137
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
c
108,816
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 129,150
Fluor Corporation, Convertible
92,000 1.125%,  8/15/2029
c
100,050
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
c
95,212
135,000 3.500%,  9/1/2028
c
124,748
Greenbrier Companies, Inc.,
Convertible
44,000 2.875%,  4/15/2028 43,164
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
c
209,143
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
c
128,351
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 62,119
317,000 3.000%,  1/15/2029 289,659
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 60,040
Ingersoll Rand, Inc.
19,000 5.700%,  8/14/2033 20,102
John Deere Capital Corporation
31,000 4.950%,  7/14/2028 31,781
90,000 2.800%,  7/18/2029 83,500
37,000 4.700%,  6/10/2030 37,610
42,000 3.900%,  6/7/2032 40,442
16,000 5.150%,  9/8/2033 16,836
Kaman Corporation, Convertible
24,000 3.250%,  5/1/2024 23,280
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,643
Mauser Packaging Solutions
Holding Company
70,000 9.250%,  4/15/2027
c
68,709
MIWD Holdco II, LLC
75,000 5.500%,  2/1/2030
c
66,375
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
c
72,880
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
c
134,066
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
c
167,888
Northrop Grumman Corporation
21,000 4.700%,  3/15/2033 21,178

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Capital Goods (4.0%) - continued
OI European Group BV
$ 154,000 4.750%,  2/15/2030
c
$ 144,022
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 68,253
Owens-Brockway Glass Container,
Inc.
73,000 6.625%,  5/13/2027
c
73,009
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
c
93,489
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 34,693
Patrick Industries, Inc., Convertible
24,000 1.750%,  12/1/2028 27,240
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
c
135,515
Republic Services, Inc.
42,000 3.950%,  5/15/2028 41,169
38,000 5.000%,  12/15/2033 38,799
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
c
100,872
Rolls-Royce plc
59,000 5.750%,  10/15/2027
c
59,101
RTX Corporation
44,000 5.750%,  1/15/2029 45,991
Sealed Air Corporation
119,000 6.125%,  2/1/2028
c
120,025
Silgan Holdings, Inc.
57,000 4.125%,  2/1/2028 54,437
Smyrna Ready Mix Concrete, LLC
114,000 8.875%,  11/15/2031
c
119,834
Spirit AeroSystems, Inc.
81,000 9.750%,  11/15/2030
c
87,073
SRM Escrow Issuer, LLC
71,000 6.000%,  11/1/2028
c
69,905
Summit Materials, LLC/Summit
Materials Finance Corporation
33,000 7.250%,  1/15/2031
c
34,772
Textron, Inc.
63,000 3.650%,  3/15/2027 60,462
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
45,000 7.750%,  4/15/2026
c
45,284
TransDigm, Inc.
137,000 6.250%,  3/15/2026
c
136,763
213,000 5.500%,  11/15/2027 208,682
138,000 7.125%,  12/1/2031
c
144,612
Triumph Group, Inc.
122,000 9.000%,  3/15/2028
c
129,728
United Rentals North America, Inc.
162,000 4.875%,  1/15/2028 158,151
100,000 4.000%,  7/15/2030 92,110
Veralto Corporation
35,000 5.350%,  9/18/2028
c
35,812
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,667
Waste Management, Inc.
31,000 4.875%,  2/15/2029 31,725
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
c
52,938
Principal
Amount Long-Term Fixed Income (82.2%) Value
Capital Goods (4.0%) - continued
WESCO Distribution, Inc.
$ 190,000 7.250%,  6/15/2028
c
$ 195,287
Total 6,714,937
Collateralized Mortgage Obligations (7.8%)
A&D Mortgage Trust
193,014
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
c,d
194,629
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
438,936
Banc of America Alternative Loan
Trust
87,117
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 75,424
Banc of America Mortgage
Securities Trust
99,189
5.502%,  9/25/2035, Ser.
2005-H, Class 3A1
b
90,339
Bear Stearns Adjustable Rate
Mortgage Trust
84,765
4.753%,  1/25/2034, Ser.
2003-8, Class 5A
b
72,148
22,341
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
20,891
CAFL Issuer, LLC
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
c,d
282,300
ChaseFlex Trust
153,844
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 122,135
CHL Mortgage Pass-Through Trust
38,576
5.771%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
37,112
68,227
6.000%,  4/25/2037, Ser.
2007-3, Class A18 33,235
CHNGE Mortgage Trust
240,554
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,c
226,243
251,870
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,c
248,345
266,387
6.525%,  6/25/2058, Ser.
2023-2, Class A1
c,d
264,844
528,119
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
c,d
521,492
317,034
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
315,815
Citigroup Mortgage Loan Trust,
Inc.
189,480
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 166,852
286,295
4.752%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
244,122
Countrywide Alternative Loan Trust
76,483
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 62,162
114,400
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 90,997
46,352
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 33,684
29,833
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 23,313

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 75,816
4.638%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 61,075
Credit Suisse Mortgage Trust
232,129
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
229,571
214,938
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
177,737
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
108,518
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 96,618
Federal Home Loan Mortgage
Corporation
339,774
3.500%,  8/15/2035, Ser.
345, Class C8
g
35,086
Federal Home Loan Mortgage
Corporation - REMIC
111,288
4.000%,  1/25/2051, Ser.
5249, Class LA 107,911
339,596
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 271,811
3,354,330
1.500%,  12/25/2050, Ser.
5107, Class IO
g
281,685
153,790
3.000%,  5/15/2027, Ser.
4046, Class GI
g
4,444
155,654
3.000%,  7/15/2027, Ser.
4084, Class NI
g
5,298
272,149
3.500%,  10/15/2032, Ser.
4119, Class KI
g
25,295
288,067
3.000%,  4/15/2033, Ser.
4203, Class DI
g
14,042
Federal National Mortgage
Association - REMIC
170,350
4.500%,  6/25/2052, Ser.
2022-43, Class MA 166,374
326,659
4.000%,  7/25/2052, Ser.
2022-37, Class PE 315,371
116,169
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
3,502
183,866
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
5,668
235,944
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
5,519
463,865
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
16,935
252,335
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
8,447
113,828
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
3,652
337,883
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
10,225
393,187
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
11,092
232,471
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
8,374
211,453
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
5,064
259,079
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
21,773
217,799
4.500%,  1/25/2046, Ser.
2022-68, Class BA 214,542
Principal
Amount Long-Term Fixed Income (82.2%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 28,898
6.475%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 26,159
Flagstar Mortgage Trust
277,043
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,c
238,722
533,511
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,c
436,228
224,683
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
192,768
GCAT Trust
200,000
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
b,h
181,071
373,843
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
c,d
368,252
GMAC Mortgage Corporation
Loan Trust
28,442
3.531%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
23,212
1,289
4.130%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
1,123
GS Mortgage-Backed Securities
Trust
237,581
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,c
235,335
Home RE, Ltd.
350,000
9.928%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
b,c
352,389
200,000
8.837%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,c
203,911
IndyMac IMJA Mortgage Loan
Trust
81,356
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 36,237
IndyMac INDA Mortgage Loan
Trust
493,012
3.671%,  8/25/2036, Ser.
2006-AR1, Class A1
b
388,620
J.P. Morgan Mortgage Trust
200,789
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
163,383
363,434
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,c
355,511
35,772
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 36,021
33,302
5.442%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
31,408
LHOME Mortgage Trust
366,956
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
c,d
358,287
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
200,152
MASTR Alternative Loans Trust
33,687
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,300
Merrill Lynch Alternative Note
Asset Trust
165,679
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 62,431

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Collateralized Mortgage Obligations (7.8%) -
continued
MortgageIT Trust
$ 496,779
5.930%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 407,217
OBX Trust
301,136
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
c,d
296,807
PRKCM Trust
90,575
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
c
91,015
196,544
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
c,d
202,276
Residential Accredit Loans, Inc.
Trust
122,706
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 104,318
52,427
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 40,384
58,452
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 47,050
ROC Securities Trust Series
493,310
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
486,117
Triangle Re, Ltd.
250,000
8.721%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
b,c
250,336
62,262
7.237%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,c
62,314
Verus Securitization Trust
371,272
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,c
308,588
224,056
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,c
188,538
261,777
6.560%,  12/25/2067, Ser.
2023-1, Class A2
c,d
261,916
400,000
6.664%,  12/25/2068, Ser.
2023-8, Class A2
c,d
402,813
163,442
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,c
159,974
Washington Mutual Mortgage
Pass-Through Certificates
89,035
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 73,314
Total 12,973,626
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
3,984,590
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
106,477
BANK5 2023-5YR1
200,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
203,881
BBCMS Mortgage Trust
1,618,124
0.717%,  2/15/2055, Ser.
2022-C14, Class XA
b,g
63,935
1,994,645
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
152,747
Principal
Amount Long-Term Fixed Income (82.2%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
BFLD Trust
$ 325,000
7.176%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,c
$ 163,270
SCOTT Trust
200,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
200,891
Total 891,201
Communications Services (4.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
c
65,784
Altice Financing SA
96,000 5.750%,  8/15/2029
c
85,191
Altice France SA/France
45,000 8.125%,  2/1/2027
c
41,482
176,000 5.125%,  7/15/2029
c
136,931
119,000 5.500%,  10/15/2029
c
93,311
AMC Networks, Inc.
49,000 4.750%,  8/1/2025 47,717
183,000 4.250%,  2/15/2029 139,639
American Tower Corporation
84,000 4.400%,  2/15/2026 82,926
41,000 1.450%,  9/15/2026 37,354
68,000 5.500%,  3/15/2028 69,503
35,000 5.800%,  11/15/2028 36,359
63,000 3.800%,  8/15/2029 59,808
AT&T, Inc.
123,000 4.300%,  2/15/2030 120,442
37,000 5.400%,  2/15/2034 38,159
Bell Telephone Company of
Canada
43,000 5.100%,  5/11/2033 44,124
Cable One, Inc., Convertible
47,000 1.125%,  3/15/2028 35,603
CCO Holdings, LLC/CCO Holdings
Capital Corporation
37,000 5.500%,  5/1/2026
c
36,754
190,000 5.125%,  5/1/2027
c
183,572
136,000 6.375%,  9/1/2029
c
134,118
269,000 4.750%,  3/1/2030
c
245,803
203,000 4.750%,  2/1/2032
c
179,038
133,000 4.250%,  1/15/2034
c
108,079
CenterPoint Energy, Inc.,
Convertible
1,415 3.369%,  9/15/2029 55,001
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
27,000 6.150%,  11/10/2026 27,603
63,000 5.050%,  3/30/2029 62,332
Cimpress plc
89,000 7.000%,  6/15/2026 86,998
Clear Channel Outdoor Holdings,
Inc.
66,000 7.500%,  6/1/2029
c,f
54,877
Clear Channel Worldwide
Holdings, Inc.
239,000 5.125%,  8/15/2027
c,f
228,146

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Communications Services (4.8%) - continued
Comcast Corporation
$ 50,000 2.350%,  1/15/2027 $ 46,937
105,000 3.400%,  4/1/2030 98,280
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
c
72,563
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 66,396
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
c
131,617
150,000 6.500%,  2/1/2029
c
132,390
150,000 4.125%,  12/1/2030
c
114,112
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 173,428
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
227,000 5.875%,  8/15/2027
c
213,284
DISH DBS Corporation
50,000 5.875%,  11/15/2024 46,888
65,000 5.250%,  12/1/2026
c
55,689
53,000 7.375%,  7/1/2028 31,682
38,000 5.750%,  12/1/2028
c
30,309
77,000 5.125%,  6/1/2029 39,685
DISH Network Corporation
64,000 11.750%,  11/15/2027
c
66,807
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
c
151,678
94,000 6.750%,  5/1/2029
c,f
84,055
38,000 8.750%,  5/15/2030
c
39,091
GCI, LLC
119,000 4.750%,  10/15/2028
c
109,181
Gray Escrow II, Inc.
200,000 5.375%,  11/15/2031
c,f
150,900
Gray Television, Inc.
115,000 4.750%,  10/15/2030
c
86,566
iHeartCommunications, Inc.
74,000 6.375%,  5/1/2026 63,091
Iliad Holding SASU
179,000 6.500%,  10/15/2026
c
178,650
Lamar Media Corporation
78,000 3.625%,  1/15/2031 69,303
LCPR Senior Secured Financing
DAC
167,000 6.750%,  10/15/2027
c
163,570
Level 3 Financing, Inc.
107,000 4.625%,  9/15/2027
c
64,200
168,000 4.250%,  7/1/2028
c
83,160
69,000 10.500%,  5/15/2030
c,f
66,908
McGraw-Hill Education, Inc.
99,000 5.750%,  8/1/2028
c
95,461
27,000 8.000%,  8/1/2029
c
25,110
Meta Platforms, Inc.
30,000 3.850%,  8/15/2032 28,534
News Corporation
137,000 3.875%,  5/15/2029
c
125,967
NTT Finance Corporation
51,000 1.162%,  4/3/2026
c
47,038
Principal
Amount Long-Term Fixed Income (82.2%) Value
Communications Services (4.8%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 54,000 4.625%,  3/15/2030
c
$ 48,141
Paramount Global
85,000 6.375%,  3/30/2062
b
76,500
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
c
112,559
Radiate Holdco, LLC/Radiate
Finance, Inc.
65,000 6.500%,  9/15/2028
c
31,849
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,c
47,983
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
c
49,528
Sirius XM Radio, Inc.
68,000 5.000%,  8/1/2027
c
65,688
165,000 4.000%,  7/15/2028
c
152,599
30,000 4.125%,  7/1/2030
c
26,732
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 127,857
65,000 8.750%,  3/15/2032 80,227
TEGNA, Inc.
129,000 4.625%,  3/15/2028 120,495
Telecom Italia Capital SA
43,000 6.000%,  9/30/2034 40,836
Telecom Italia SPA/Milano
59,000 5.303%,  5/30/2024
c
58,726
Telesat Canada/Telesat, LLC
70,000 4.875%,  6/1/2027
c
41,368
25,000 6.500%,  10/15/2027
c
11,686
T-Mobile USA, Inc.
70,000 3.375%,  4/15/2029 65,037
United States Cellular Corporation
60,000 6.700%,  12/15/2033 61,141
Uniti Group, Inc., Convertible
36,000 7.500%,  12/1/2027
c
35,406
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
186,000 4.750%,  4/15/2028
c
160,313
Univision Communications, Inc.
67,000 6.625%,  6/1/2027
c
66,817
68,000 4.500%,  5/1/2029
c
60,673
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 75,987
132,000 3.150%,  3/22/2030 120,649
106,000 2.550%,  3/21/2031 91,398
94,000 2.355%,  3/15/2032 78,187
Virgin Media Finance plc
50,000 5.000%,  7/15/2030
c
44,083
Virgin Media Secured Finance plc
105,000 5.500%,  5/15/2029
c
101,455
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
49,488
VZ Secured Financing BV
122,000 5.000%,  1/15/2032
c
104,154
Walt Disney Company
42,000 3.800%,  3/22/2030 40,772
Warnermedia Holdings, Inc.
47,000 3.638%,  3/15/2025 45,980
141,000 4.054%,  3/15/2029 133,779

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Communications Services (4.8%) - continued
YPSO Finance BIS SA
$ 62,000 10.500%,  5/15/2027
c
$ 40,152
Total 7,957,429
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
205,000 4.375%,  1/15/2028
c
195,791
Adient Global Holdings, Ltd.
78,000 4.875%,  8/15/2026
c
76,273
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
60,000 6.625%,  7/15/2026
c
59,685
109,000 6.000%,  6/1/2029
c,f
88,867
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
c
172,727
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
c
68,917
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 35,573
86,000 4.700%,  12/1/2032 88,368
American Axle & Manufacturing,
Inc.
196,000 6.500%,  4/1/2027
f
196,792
American Honda Finance
Corporation
51,000 5.650%,  11/15/2028 53,375
60,000 5.850%,  10/4/2030 63,954
Arko Corporation
88,000 5.125%,  11/15/2029
c
76,142
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
71,140
63,000 4.625%,  4/1/2030
c
56,435
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 34,880
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 5,050
Booking Holdings, Inc.,
Convertible
29,000 0.750%,  5/1/2025 54,630
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
c
96,372
Boyne USA, Inc.
52,000 4.750%,  5/15/2029
c
48,901
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
77,000 6.250%,  9/15/2027
c
74,604
Burlington Stores, Inc., Convertible
50,000 2.250%,  4/15/2025 53,750
20,000 1.250%,  12/15/2027
c
22,510
Caesars Entertainment, Inc.
159,000 6.250%,  7/1/2025
c
159,432
55,000 8.125%,  7/1/2027
c
56,380
136,000 4.625%,  10/15/2029
c
122,673
Carnival Corporation
97,000 7.625%,  3/1/2026
c
98,754
211,000 5.750%,  3/1/2027
c
205,816
56,000 4.000%,  8/1/2028
c
52,065
Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Cyclical (6.3%) - continued
Cedar Fair, LP
$ 104,000 5.250%,  7/15/2029
f
$ 98,110
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
c
71,880
57,000 6.750%,  5/1/2031
c
57,851
Cinemark USA, Inc.
160,000 5.875%,  3/15/2026
c
156,602
Clarios Global, LP/Clarios US
Finance Company, Inc.
55,000 8.500%,  5/15/2027
c
55,192
141,000 6.750%,  5/15/2028
c
143,850
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 20,134
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 66,920
Expedia Group, Inc., Convertible
69,000 Zero Coupon,  2/15/2026 65,240
Ford Motor Company
222,000 3.250%,  2/12/2032 184,638
Ford Motor Company, Convertible
102,000 Zero Coupon,  3/15/2026 101,490
Ford Motor Credit Company, LLC
160,000 2.300%,  2/10/2025 153,867
82,000 4.134%,  8/4/2025 79,700
303,000 2.700%,  8/10/2026 280,635
80,000 2.900%,  2/10/2029 70,065
67,000 7.122%,  11/7/2033 72,188
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
c
92,400
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 79,522
38,000 1.200%,  10/15/2024 36,671
145,000 2.900%,  2/26/2025 140,682
41,000 2.750%,  6/20/2025 39,421
20,000 5.800%,  6/23/2028 20,551
45,000 5.800%,  1/7/2029 46,051
44,000 5.700%,  9/30/2030
b,i
40,634
Genuine Parts Company
30,000 6.500%,  11/1/2028 31,858
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029 66,138
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
c,f
113,824
Hilton Domestic Operating
Company, Inc.
162,000 4.875%,  1/15/2030 157,003
57,000 3.625%,  2/15/2032
c
49,744
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
91,000 5.000%,  6/1/2029
c
83,952
Home Depot, Inc.
68,000 3.250%,  4/15/2032 62,792
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 37,811
Hyundai Capital America
33,000 5.500%,  3/30/2026
c
33,171
63,000 3.000%,  2/10/2027
c
58,875
30,000 6.500%,  1/16/2029
c
31,671

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Cyclical (6.3%) - continued
International Game Technology plc
$ 182,000 5.250%,  1/15/2029
c
$ 178,214
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
c
78,020
KB Home
100,000 4.800%,  11/15/2029 95,550
Kohl's Corporation
39,000 4.625%,  5/1/2031 30,615
L Brands, Inc.
209,000 6.625%,  10/1/2030
c
213,609
30,000 6.875%,  11/1/2035 30,376
Lennar Corporation
41,000 4.750%,  5/30/2025 40,731
Light & Wonder International, Inc.
125,000 7.250%,  11/15/2029
c
127,989
Live Nation Entertainment, Inc.,
Convertible
50,000 2.000%,  2/15/2025 52,595
78,000 3.125%,  1/15/2029
c
88,577
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 97,431
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
c,f
115,192
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 46,299
62,000 4.625%,  6/15/2030 60,883
Marriott Vacations Worldwide
Corporation, Convertible
47,000 Zero Coupon,  1/15/2026 41,266
48,000 3.250%,  12/15/2027 42,456
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
c
111,803
McDonald's Corporation
40,000 4.950%,  8/14/2033 41,113
Mercedes-Benz Finance North
America, LLC
63,000 1.450%,  3/2/2026
c
58,749
36,000 5.200%,  8/3/2026
c
36,481
Michaels Companies, Inc.
100,000 5.250%,  5/1/2028
c,f
79,058
NCL Corporation, Ltd.
52,000 3.625%,  12/15/2024
c
50,516
52,000 5.875%,  3/15/2026
c
50,812
104,000 5.875%,  2/15/2027
c
103,102
Nissan Motor Company, Ltd.
50,000 3.522%,  9/17/2025
c
48,132
51,000 4.345%,  9/17/2027
c
48,786
64,000 4.810%,  9/17/2030
c
59,834
Nordstrom, Inc.
46,000 4.375%,  4/1/2030 40,014
64,000 4.250%,  8/1/2031 53,247
PENN Entertainment, Inc.
170,000 4.125%,  7/1/2029
c,f
145,350
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
c
183,843
68,000 7.750%,  2/15/2029
c
66,152
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
178,000 5.750%,  4/15/2026
c
178,964
108,000 6.250%,  1/15/2028
c,f
107,370
Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Cyclical (6.3%) - continued
Raising Cane's Restaurants, LLC
$ 49,000 9.375%,  5/1/2029
c
$ 52,292
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
116,000 5.750%,  1/15/2029
c,f
90,151
Royal Caribbean Cruises, Ltd.
202,000 4.250%,  7/1/2026
c
195,107
81,000 9.250%,  1/15/2029
c
87,125
75,000 7.250%,  1/15/2030
c
78,329
SeaWorld Parks and
Entertainment, Inc.
86,000 5.250%,  8/15/2029
c
80,394
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
c
38,165
Staples, Inc.
118,000 7.500%,  4/15/2026
c
109,790
79,000 10.750%,  4/15/2027
c
57,562
Station Casinos, LLC
107,000 4.625%,  12/1/2031
c,f
96,479
Tapestry, Inc.
52,000 7.350%,  11/27/2028 54,548
Target Corporation
88,000 2.350%,  2/15/2030 78,517
Tenneco, Inc.
89,000 8.000%,  11/17/2028
c
75,984
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 36,874
Tractor Supply Company
44,000 5.250%,  5/15/2033 45,136
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
c
30,071
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
c
135,339
Uber Technologies, Inc.,
Convertible
94,000 Zero Coupon,  12/15/2025 95,585
28,000 0.875%,  12/1/2028
c
30,450
Vail Resorts, Inc., Convertible
70,000 Zero Coupon,  1/1/2026 62,256
VICI Properties, LP/VICI Note
Company, Inc.
202,000 5.750%,  2/1/2027
c
202,599
73,000 3.750%,  2/15/2027
c
68,909
Victoria's Secret & Company
49,000 4.625%,  7/15/2029
c
40,930
Viking Cruises, Ltd.
185,000 5.875%,  9/15/2027
c
178,525
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
c
20,446
Wabash National Corporation
141,000 4.500%,  10/15/2028
c
127,227
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
c
56,109
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
c
135,705
ZF North America Capital, Inc.
77,000 7.125%,  4/14/2030
c
82,066
Total 10,536,788

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Non-Cyclical (5.2%)
1375209 B.C., Ltd.
$ 40,000 9.000%,  1/30/2028
c
$ 39,004
AdaptHealth, LLC
72,000 4.625%,  8/1/2029
c
55,566
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
184,000 4.625%,  1/15/2027
c
178,885
138,000 3.500%,  3/15/2029
c
125,302
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,706
Amgen, Inc.
62,000 5.150%,  3/2/2028 63,473
107,000 5.250%,  3/2/2030 109,996
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 88,894
84,000 4.750%,  1/23/2029 85,305
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 43,001
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 87,684
B&G Foods, Inc.
59,000 5.250%,  9/15/2027 53,599
105,000 8.000%,  9/15/2028
c
110,255
BAT Capital Corporation
40,000 6.343%,  8/2/2030 41,996
43,000 7.750%,  10/19/2032 48,542
Bausch & Lomb Escrow
Corporation
25,000 8.375%,  10/1/2028
c
26,373
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
c
50,312
61,000 4.875%,  6/1/2028
c
36,737
106,000 11.000%,  9/30/2028
c
77,060
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,204
63,000 2.823%,  5/20/2030 56,307
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
c
82,798
BioMarin Pharmaceutical, Inc.,
Convertible
69,000 1.250%,  5/15/2027
f
70,856
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 66,509
Bristol-Myers Squibb Company
30,000 5.750%,  2/1/2031 32,126
19,000 5.900%,  11/15/2033 20,701
Cargill, Inc.
88,000 2.125%,  11/10/2031
c
73,446
Catalent Pharma Solutions, Inc.
90,000 3.125%,  2/15/2029
c
78,761
Central Garden & Pet Company
145,000 4.125%,  10/15/2030
f
131,883
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
18,910
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
c
140,221
Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Non-Cyclical (5.2%) - continued
CHS/Community Health Systems,
Inc.
$ 98,000 5.625%,  3/15/2027
c
$ 91,055
36,000 8.000%,  12/15/2027
c
34,743
132,000 6.000%,  1/15/2029
c
118,817
49,000 5.250%,  5/15/2030
c
40,981
57,000 4.750%,  2/15/2031
c
44,810
Cigna Group
58,000 2.400%,  3/15/2030 50,785
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 78,067
28,000 4.900%,  5/1/2033 28,169
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
174,000 4.750%,  1/15/2029
c
165,963
24,000 6.625%,  7/15/2030
c
24,655
CVS Health Corporation
47,000 5.000%,  2/20/2026 47,222
33,000 4.300%,  3/25/2028 32,441
47,000 5.125%,  2/21/2030 47,729
37,000 5.300%,  6/1/2033 37,970
Diageo Capital plc
39,000 2.000%,  4/29/2030 33,682
40,000 5.625%,  10/5/2033 43,143
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
c
78,500
Eli Lilly & Company
87,000 4.700%,  2/27/2033 89,214
Embecta Corporation
48,000 6.750%,  2/15/2030
c
41,760
Encompass Health Corporation
180,000 4.500%,  2/1/2028 172,217
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
c
23,112
130,000 4.375%,  3/31/2029
c,f
116,361
Envista Holdings Corporation,
Convertible
42,000 1.750%,  8/15/2028 38,220
Fortrea Holdings, Inc.
36,000 7.500%,  7/1/2030
c
36,971
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,248
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 31,268
Grifols SA
125,000 4.750%,  10/15/2028
c,f
113,359
HLF Financing SARL, LLC/
Herbalife International, Inc.
196,000 4.875%,  6/1/2029
c
153,901
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
c
33,435
Integer Holdings Corporation,
Convertible
64,000 2.125%,  2/15/2028
c
81,664
Jazz Investments I, Ltd.,
Convertible
69,000 2.000%,  6/15/2026 69,586
Jazz Securities DAC
78,000 4.375%,  1/15/2029
c
72,650

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Non-Cyclical (5.2%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
$ 35,000 6.750%,  3/15/2034
c
$ 36,877
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 2.500%,  1/15/2027 104,910
49,000 3.625%,  1/15/2032 42,006
Kenvue, Inc.
23,000 5.000%,  3/22/2030 23,739
Keurig Dr. Pepper, Inc.
72,000 3.200%,  5/1/2030 66,192
Kraft Heinz Foods Company
96,000 3.875%,  5/15/2027 94,159
45,000 6.750%,  3/15/2032 50,662
Kroger Company
42,000 4.500%,  1/15/2029 41,715
Lamb Weston Holdings, Inc.
82,000 4.125%,  1/31/2030
c
75,598
Legacy LifePoint Health, LLC
53,000 4.375%,  2/15/2027
c
48,932
LifePoint Health, Inc.
50,000 11.000%,  10/15/2030
c
52,658
Mattel, Inc.
137,000 3.375%,  4/1/2026
c
130,282
McKesson Corporation
41,000 0.900%,  12/3/2025 38,012
134,000 1.300%,  8/15/2026 122,857
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 45,015
ModivCare Escrow Issuer, Inc.
45,000 5.000%,  10/1/2029
c
36,780
ModivCare, Inc.
36,000 5.875%,  11/15/2025
c
35,550
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
c
110,306
96,000 5.250%,  10/1/2029
c
90,487
Nestle Holdings, Inc.
88,000 4.950%,  3/14/2030
c
90,645
Newell Brands, Inc.
111,000 5.200%,  4/1/2026 109,469
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
c
117,819
74,000 5.125%,  4/30/2031
c
63,258
Owens & Minor, Inc.
121,000 6.625%,  4/1/2030
c,f
115,532
Perrigo Finance Unlimited
Company
61,000 4.375%,  3/15/2026 58,981
69,000 3.150%,  6/15/2030 62,762
Pfizer Investment Enterprises Pte,
Ltd.
39,000 4.750%,  5/19/2033 39,088
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 88,940
43,000 5.625%,  11/17/2029 45,090
43,000 5.750%,  11/17/2032 45,127
Post Holdings, Inc.
119,000 4.500%,  9/15/2031
c
106,641
Principal
Amount Long-Term Fixed Income (82.2%) Value
Consumer Non-Cyclical (5.2%) - continued
Post Holdings, Inc., Convertible
$ 45,000 2.500%,  8/15/2027 $ 45,472
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
c
109,646
Procter & Gamble Company
42,000 1.200%,  10/29/2030 34,791
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
53,000 9.750%,  12/1/2026
c
52,580
Roche Holdings, Inc.
39,000 1.930%,  12/13/2028
c
34,818
68,000 2.076%,  12/13/2031
c
57,251
Royalty Pharma plc
97,000 1.200%,  9/2/2025 90,503
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 44,426
SEG Holding, LLC
195,000 5.625%,  10/15/2028
c
195,731
Simmons Foods, Inc.
126,000 4.625%,  3/1/2029
c
109,013
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
c
90,642
60,000 5.500%,  7/15/2030
c
58,222
Star Parent, Inc.
82,000 9.000%,  10/1/2030
c
86,416
Sysco Corporation
42,000 5.950%,  4/1/2030 44,639
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 76,115
Tenet Healthcare Corporation
435,000 5.125%,  11/1/2027 425,235
55,000 6.125%,  10/1/2028 54,844
Teva Pharmaceutical Finance
Netherlands III BV
97,000 3.150%,  10/1/2026 89,812
Thermo Fisher Scientific, Inc.
38,000 5.000%,  12/5/2026 38,570
Topgolf Callaway Brands
Corporation, Convertible
25,000 2.750%,  5/1/2026 26,700
TreeHouse Foods, Inc.
123,000 4.000%,  9/1/2028 108,879
Utah Acquisition Sub, Inc.
50,000 3.950%,  6/15/2026 48,320
Viterra Finance BV
60,000 3.200%,  4/21/2031
c
51,706
Winnebago Industries, Inc.,
Convertible
35,000 1.500%,  4/1/2025 43,802
Wyeth, LLC
106,000 6.500%,  2/1/2034 119,500
Zoetis, Inc.
56,000 5.600%,  11/16/2032 60,026
Total 8,657,858

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Energy (4.8%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 85,000 5.375%,  6/15/2029
c
$ 81,716
Antero Resources Corporation
48,000 5.375%,  3/1/2030
c
46,006
Apache Corporation
59,000 4.375%,  10/15/2028 55,867
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
c
164,495
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
c
93,142
BP Capital Markets America, Inc.
169,000 4.234%,  11/6/2028 167,966
61,000 4.812%,  2/13/2033 61,501
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,i
70,285
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 122,850
Callon Petroleum Company
63,000 7.500%,  6/15/2030
c
63,537
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 40,172
41,000 3.250%,  1/31/2032 34,933
52,000 5.950%,  6/30/2033
c
53,391
Chesapeake Energy Corporation
69,000 6.750%,  4/15/2029
c
69,642
Chord Energy Corporation
68,000 6.375%,  6/1/2026
c
68,000
Civitas Resources, Inc.
41,000 8.375%,  7/1/2028
c
42,802
29,000 8.625%,  11/1/2030
c
30,761
100,000 8.750%,  7/1/2031
c
106,455
CNX Resources Corporation
53,000 6.000%,  1/15/2029
c
50,808
CNX Resources Corporation,
Convertible
40,000 2.250%,  5/1/2026
f
64,752
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
c
34,803
77,000 6.042%,  8/15/2028
c
79,472
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
c
56,699
26,000 5.875%,  1/15/2030
c
22,550
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
c
107,079
Crescent Energy Finance, LLC
99,000 9.250%,  2/15/2028
c
102,719
Diamond Foreign Asset Company/
Diamond Finance, LLC
33,000 8.500%,  10/1/2030
c
33,746
Diamondback Energy, Inc.
111,000 3.125%,  3/24/2031 98,659
DT Midstream, Inc.
67,000 4.125%,  6/15/2029
c
61,639
35,000 4.375%,  6/15/2031
c
31,571
Enbridge, Inc.
50,000 7.375%,  1/15/2083
b
49,168
Principal
Amount Long-Term Fixed Income (82.2%) Value
Energy (4.8%) - continued
$ 50,000 7.625%,  1/15/2083
b
$ 50,076
30,000 5.900%,  11/15/2026 30,801
22,000 5.700%,  3/8/2033 22,867
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
c
75,243
Energy Transfer, LP
50,000 6.750%,  5/15/2025
b,i
47,692
30,000 4.400%,  3/15/2027 29,329
63,000 3.750%,  5/15/2030 58,504
28,000 6.400%,  12/1/2030 29,938
EnLink Midstream Partners, LP
135,000 4.850%,  7/15/2026 132,259
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 41,467
53,000
8.638%,  (TSFR3M +
3.248%), 8/16/2077
b
52,669
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
c
230,801
EQT Corporation, Convertible
18,000 1.750%,  5/1/2026 47,779
Ferrellgas, LP/Ferrellgas Finance
Corporation
103,000 5.375%,  4/1/2026
c
100,800
Genesis Energy LP/Genesis
Energy Finance Corporation
132,000 8.875%,  4/15/2030 136,488
Harvest Midstream, LP
100,000 7.500%,  9/1/2028
c
99,408
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
c
79,414
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
c
111,055
111,000 6.250%,  4/15/2032
c
106,772
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
c
150,309
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
c
116,772
Laredo Petroleum, Inc.
156,000 7.750%,  7/31/2029
c
149,152
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 40,962
MEG Energy Corporation
118,000 5.875%,  2/1/2029
c
114,654
MPLX, LP
105,000 1.750%,  3/1/2026 98,221
21,000 5.000%,  3/1/2033 20,571
Murphy Oil Corporation
63,000 5.875%,  12/1/2027 62,680
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
c
153,794
National Fuel Gas Company
92,000 5.500%,  1/15/2026 92,100
Noble Finance II, LLC
95,000 8.000%,  4/15/2030
c
98,853
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
c
95,827

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Energy (4.8%) - continued
Northern Oil and Gas, Inc.,
Convertible
$ 45,000 3.625%,  4/15/2029 $ 53,055
Northriver Midstream Finance, LP
47,000 5.625%,  2/15/2026
c
45,564
NuStar Logistics, LP
72,000 5.750%,  10/1/2025 71,545
Occidental Petroleum Corporation
70,000 8.875%,  7/15/2030 81,914
ONEOK, Inc.
63,000 2.200%,  9/15/2025 59,868
33,000 5.550%,  11/1/2026 33,581
42,000 5.650%,  11/1/2028 43,478
Ovintiv, Inc.
37,000 5.650%,  5/15/2028 37,753
33,000 6.250%,  7/15/2033 34,114
PBF Holding Company, LLC/PBF
Finance Corporation
65,000 6.000%,  2/15/2028 63,279
Permian Resources Operating,
LLC
123,000 7.000%,  1/15/2032
c
126,896
Permian Resources Operating,
LLC, Convertible
20,000 3.250%,  4/1/2028 46,338
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 53,488
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 94,770
Plains All American Pipeline, LP
2,000
9.751%,  (TSFR3M +
4.372%), 2/2/2024
b,i
1,933
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 101,885
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
c
112,827
Range Resources Corporation
73,000 4.750%,  2/15/2030
c
67,480
Rockcliff Energy II, LLC
96,000 5.500%,  10/15/2029
c
90,731
Rockies Express Pipeline, LLC
63,000 4.950%,  7/15/2029
c
60,239
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
c
26,709
SM Energy Company
43,000 6.625%,  1/15/2027 42,757
55,000 6.500%,  7/15/2028 55,025
Southwestern Energy Company
66,000 5.375%,  3/15/2030 64,446
71,000 4.750%,  2/1/2032 65,690
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 47,938
Sunoco, LP/Sunoco Finance
Corporation
65,000 5.875%,  3/15/2028 64,913
95,000 4.500%,  4/30/2030 87,952
Principal
Amount Long-Term Fixed Income (82.2%) Value
Energy (4.8%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 154,000 5.500%,  1/15/2028
c
$ 145,531
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 111,712
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
c
89,194
TransCanada Trust
90,000 5.875%,  8/15/2076
b
85,075
Transocean, Inc.
97,000 11.500%,  1/30/2027
c
101,365
USA Compression Partners, LP/
USA Compression Finance
Corporation
139,000 6.875%,  4/1/2026 138,414
Valaris, Ltd.
89,000 8.375%,  4/30/2030
c
91,184
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
c
166,943
62,000 6.250%,  1/15/2030
c
61,665
70,000 4.125%,  8/15/2031
c
61,670
Venture Global LNG, Inc.
220,000 9.875%,  2/1/2032
c
229,161
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
c
76,216
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 35,911
Total 7,974,652
Financials (12.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
28,000 6.000%,  8/1/2029
c
25,442
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
49,370
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 69,723
63,000 6.500%,  7/15/2025 63,798
108,000 3.000%,  10/29/2028 98,603
Air Lease Corporation
40,000 2.300%,  2/1/2025 38,591
11,000 3.375%,  7/1/2025 10,647
53,000 4.650%,  6/15/2026
b,i
47,583
52,000 3.125%,  12/1/2030 45,482
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,c,i
69,442
51,000 2.850%,  1/26/2028
c
45,493
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
70,000 6.750%,  10/15/2027
c
69,753
Ally Financial, Inc.
62,000 5.750%,  11/20/2025 61,614
96,000 4.700%,  5/15/2026
b,i
72,006
42,000 8.000%,  11/1/2031 46,011
25,000 6.700%,  2/14/2033 25,030
American Express Company
59,000 3.950%,  8/1/2025 58,046
50,000 3.550%,  9/15/2026
b,i
42,865
65,000 6.338%,  10/30/2026
b
66,271

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
$ 89,000 2.550%,  3/4/2027 $ 83,377
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 41,245
American International Group, Inc.
76,000 5.125%,  3/27/2033 77,123
AmWINS Group, Inc.
87,000 4.875%,  6/30/2029
c
79,451
Arbor Realty Trust, Inc.,
Convertible
17,000 7.500%,  8/1/2025 17,238
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,529
90,000 2.150%,  7/15/2026 82,042
Ares Capital Corporation,
Convertible
27,000 4.625%,  3/1/2024 27,793
Assurant, Inc.
67,000 6.100%,  2/27/2026 68,066
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
b,c
91,164
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
c
40,183
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
c
92,718
BAC Capital Trust XIV
42,000
6.046%,  (TSFR3M +
0.662%), 1/18/2024
b,i
34,020
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
c
25,958
Banco Santander SA
29,000 4.750%,  11/12/2026
b,i
24,439
Bank of America Corporation
213,000 6.250%,  9/5/2024
b,i
211,038
36,000 3.458%,  3/15/2025
b
35,828
44,000 6.100%,  3/17/2025
b,i
43,582
102,000 1.319%,  6/19/2026
b
95,995
163,000 1.197%,  10/24/2026
b
151,355
65,000 6.125%,  4/27/2027
b,i
65,156
61,000 1.734%,  7/22/2027
b
55,885
89,000 4.376%,  4/27/2028
b
86,980
126,000 3.593%,  7/21/2028
b
119,511
59,000 4.948%,  7/22/2028
b
58,992
60,000 5.819%,  9/15/2029
b
61,936
202,000 3.974%,  2/7/2030
b
191,192
149,000 2.687%,  4/22/2032
b
125,820
62,000 2.572%,  10/20/2032
b
51,402
92,000 2.972%,  2/4/2033
b
78,275
45,000 3.846%,  3/8/2037
b
39,510
Bank of Montreal
69,000 5.266%,  12/11/2026 69,949
68,000 5.203%,  2/1/2028 69,268
46,000 3.088%,  1/10/2037
b
37,100
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
b
30,804
59,000 4.596%,  7/26/2030
b
58,590
30,000 6.474%,  10/25/2034
b
33,231
Bank of Nova Scotia
64,000 5.250%,  12/6/2024 63,956
86,000 4.900%,  6/4/2025
b,i
82,143
41,000 1.050%,  3/2/2026 37,781
Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
Barclays plc
$ 49,000 2.852%,  5/7/2026
b
$ 47,244
50,000 5.501%,  8/9/2028
b
50,232
64,000 4.972%,  5/16/2029
b
62,827
54,000 6.224%,  5/9/2034
b
56,008
35,000 7.119%,  6/27/2034
b
37,300
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 111,772
Blackstone Mortgage Trust, Inc.,
Convertible
29,000 5.500%,  3/15/2027 26,317
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026
c
38,119
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 64,231
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
c
18,913
63,000 3.750%,  6/17/2026
c
57,602
BNP Paribas SA
58,000 2.819%,  11/19/2025
b,c
56,516
66,000 3.132%,  1/20/2033
b,c
56,082
BPCE SA
40,000 2.375%,  1/14/2025
c
38,672
Bread Financial Holdings, Inc.
49,000 9.750%,  3/15/2029
c
50,797
Bread Financial Holdings, Inc.,
Convertible
21,000 4.250%,  6/15/2028
c
22,287
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 73,704
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
28,000 4.500%,  4/1/2027
c
25,200
Camden Property Trust
30,000 5.850%,  11/3/2026 30,897
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 58,058
30,000 5.926%,  10/2/2026 30,864
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,i
19,235
69,000 3.273%,  3/1/2030
b
61,624
Capital One NA
60,000 2.280%,  1/28/2026
b
57,863
Castlelake Aviation Finance DAC
43,000 5.000%,  4/15/2027
c
40,255
Centene Corporation
178,000 3.000%,  10/15/2030 154,156
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,f,i
94,667
90,000 0.900%,  3/11/2026 82,503
46,000 4.000%,  6/1/2026
b,i
40,548
30,000 5.875%,  8/24/2026 30,769
25,000 5.000%,  6/1/2027
b,i
22,569
63,000 2.000%,  3/20/2028 56,044
45,000 4.000%,  12/1/2030
b,i
35,541
41,000 6.136%,  8/24/2034
b
43,217

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
Citigroup, Inc.
$ 34,000 5.000%,  9/12/2024
b,i
$ 33,004
105,000 3.352%,  4/24/2025
b
104,196
100,000 5.500%,  9/13/2025 100,455
33,000 4.000%,  12/10/2025
b,i
30,374
90,000 3.875%,  2/18/2026
b,i
79,679
45,000 4.150%,  11/15/2026
b,i
38,621
148,000 1.122%,  1/28/2027
b
135,982
83,000 1.462%,  6/9/2027
b
75,957
98,000 3.070%,  2/24/2028
b
92,343
26,000 7.375%,  5/15/2028
b,i
26,315
52,000 7.625%,  11/15/2028
b,i
53,097
168,000 4.075%,  4/23/2029
b
161,689
41,000 6.174%,  5/25/2034
b
42,426
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
37,934
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,737
Coinbase Global, Inc., Convertible
105,000 0.500%,  6/1/2026 95,088
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
20,720
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
c
41,936
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,c
38,647
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
b
37,871
35,000 6.050%,  9/15/2033
c
36,450
35,000 5.750%,  1/15/2034 35,776
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 76,452
Corporate Office Properties, LP,
Convertible
19,000 5.250%,  9/15/2028
c
20,017
Credit Acceptance Corporation
115,000 9.250%,  12/15/2028
c
122,584
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,c,i
44,811
42,000 3.250%,  1/14/2030
c
37,074
Credit Suisse Group AG
24,000 7.250%,  9/12/2025
b,c,i,j
2,760
54,000 7.500%,  12/29/2049
*,b,i,j
6,210
Dai-ichi Life Insurance Company,
Ltd.
75,000 5.100%,  10/28/2024
b,c,f,i
74,259
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
134,037
90,000 2.311%,  11/16/2027
b
82,295
51,000 6.819%,  11/20/2029
b
53,695
68,000 3.742%,  1/7/2033
b
55,822
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
80,908
Discover Financial Services
22,000 6.700%,  11/29/2032 23,046
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
c
156,383
Elevance Health, Inc.
62,000 5.350%,  10/15/2025 62,433
Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
$ 133,000 2.550%,  3/15/2031 $ 115,480
Enact Holdings, Inc.
78,000 6.500%,  8/15/2025
c
77,758
Encore Capital Group, Inc.,
Convertible
32,000 4.000%,  3/15/2029
c
31,520
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,661
41,000 2.400%,  10/15/2031 33,824
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
37,102
40,000 4.772%,  7/28/2030
b
39,065
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 106,730
First Horizon Bank
62,000 5.750%,  5/1/2030 58,455
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
c
56,818
51,000 9.750%,  8/1/2027
c
53,040
7,000 5.500%,  5/1/2028
c
6,732
Freedom Mortgage Corporation
40,000 7.625%,  5/1/2026
c
39,478
33,000 12.000%,  10/1/2028
c
36,040
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 38,797
42,000 2.625%,  1/15/2027 37,699
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
155,000 3.750%,  12/15/2027
c
129,520
goeasy, Ltd.
65,000 9.250%,  12/1/2028
c
69,418
Goldman Sachs Group, Inc.
36,000 5.500%,  8/10/2024
b,i
35,497
61,000 4.250%,  10/21/2025 59,874
62,000 0.855%,  2/12/2026
b
58,789
75,000 3.650%,  8/10/2026
b,i
66,508
45,000 4.125%,  11/10/2026
b,i
40,075
135,000 1.948%,  10/21/2027
b
123,501
45,000 2.640%,  2/24/2028
b
41,715
132,000 3.615%,  3/15/2028
b
126,606
86,000 4.482%,  8/23/2028
b
84,482
84,000 3.814%,  4/23/2029
b
79,747
42,000 3.800%,  3/15/2030 39,462
42,000 2.615%,  4/22/2032
b
35,255
42,000 2.383%,  7/21/2032
b
34,508
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 38,137
64,000
7.766%,  (TSFR3M +
2.387%), 2/12/2047
b,c
54,910
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
3,000 Zero Coupon,  5/1/2025
c
3,019
40,000 3.750%,  8/15/2028
c
46,552
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
48,799
24,000 6.375%,  3/30/2025
b,i
23,694
49,000 2.633%,  11/7/2025
b
47,774
37,000 1.645%,  4/18/2026
b
35,155
49,000 1.589%,  5/24/2027
b
44,942
106,000 2.251%,  11/22/2027
b
97,294

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
$ 118,000 4.583%,  6/19/2029
b
$ 114,414
81,000 4.600%,  12/17/2030
b,i
67,555
50,000 2.804%,  5/24/2032
b
41,741
HUB International, Ltd.
146,000 5.625%,  12/1/2029
c
139,280
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
57,881
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
83,000 6.375%,  12/15/2025 81,483
92,000 5.250%,  5/15/2027 82,637
ING Groep NV
84,000 1.726%,  4/1/2027
b
77,708
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 66,591
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 57,295
J.P. Morgan Chase & Company
44,000
8.939%,  (TSFR3M +
3.562%), 2/1/2024
b,i
44,385
109,000 5.000%,  8/1/2024
b,i
107,012
66,000 4.600%,  2/1/2025
b,i
63,645
117,000 1.561%,  12/10/2025
b
112,648
44,000 2.083%,  4/22/2026
b
42,145
50,000 3.650%,  6/1/2026
b,i
45,757
129,000 1.045%,  11/19/2026
b
119,458
84,000 1.578%,  4/22/2027
b
77,517
105,000 2.947%,  2/24/2028
b
98,788
126,000 4.005%,  4/23/2029
b
121,230
41,000 2.069%,  6/1/2029
b
36,353
168,000 4.493%,  3/24/2031
b
163,800
45,000 2.963%,  1/25/2033
b
38,558
39,000 4.912%,  7/25/2033
b
38,560
42,000 5.717%,  9/14/2033
b
43,457
30,000 5.350%,  6/1/2034
b
30,427
25,000 6.254%,  10/23/2034
b
27,100
J.P. Morgan Chase Bank NA
77,000 5.110%,  12/8/2026 77,691
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
c
34,908
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 54,900
82,000 5.000%,  1/26/2033 76,657
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 50,409
Lincoln National Corporation
40,000
7.989%,  (TSFR3M +
2.619%), 2/20/2024
b
28,174
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
113,615
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
c
83,287
M&T Bank Corporation
86,000 3.500%,  9/1/2026
b,i
63,113
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,c
74,677
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 84,519
Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
Marsh & McLennan Companies,
Inc.
$ 45,000 2.375%,  12/15/2031 $ 38,332
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,i
51,116
39,000 5.875%,  3/15/2028
b,i
38,225
50,000 6.400%,  12/15/2036 51,564
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
c
60,399
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 82,055
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 46,239
81,000 1.538%,  7/20/2027
b
74,011
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
101,433
84,000 2.564%,  9/13/2031 68,327
39,000 5.748%,  7/6/2034
b
40,348
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
c
94,578
Morgan Stanley
36,000 2.720%,  7/22/2025
b
35,406
82,000 1.164%,  10/21/2025
b
78,916
29,000 5.000%,  11/24/2025 28,957
115,000 2.630%,  2/18/2026
b
111,299
61,000 0.985%,  12/10/2026
b
56,121
84,000 1.593%,  5/4/2027
b
77,397
82,000 1.512%,  7/20/2027
b
74,899
30,000 5.123%,  2/1/2029
b
30,136
201,000 3.622%,  4/1/2031
b
185,167
45,000 2.943%,  1/21/2033
b
38,280
40,000 4.889%,  7/20/2033
b
39,003
43,000 5.250%,  4/21/2034
b
42,996
85,000 2.484%,  9/16/2036
b
67,370
MPT Operating Partnership, LP/
MPT Finance Corporation
16,000 5.250%,  8/1/2026 14,303
75,000 4.625%,  8/1/2029 53,930
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 31,928
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
c
103,220
NatWest Group plc
58,000 4.269%,  3/22/2025
b
57,794
42,000 4.892%,  5/18/2029
b
41,231
63,000 3.754%,  11/1/2029
b
61,454
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
113,000 4.500%,  9/30/2028
c
95,155
New York Life Global Funding
44,000 4.550%,  1/28/2033
c
43,366
NFP Corporation
54,000 6.875%,  8/15/2028
c
54,896
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
b,c
121,722
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 36,092
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 54,466

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
Northern Trust Corporation
$ 63,000 4.000%,  5/10/2027 $ 62,148
Office Properties Income Trust
41,000 2.650%,  6/15/2026 25,411
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 41,335
42,000 3.375%,  2/1/2031 35,684
OneMain Finance Corporation
120,000 6.875%,  3/15/2025 121,474
224,000 3.875%,  9/15/2028 198,185
Park Intermediate Holdings, LLC
153,000 4.875%,  5/15/2029
c
141,622
Pebblebrook Hotel Trust,
Convertible
93,000 1.750%,  12/15/2026 82,826
Pine Street Trust I
42,000 4.572%,  2/15/2029
c
39,938
PNC Bank NA
42,000 2.700%,  10/22/2029 36,816
PNC Financial Services Group,
Inc.
82,000 5.671%,  10/28/2025
b
81,958
50,000 3.400%,  9/15/2026
b,i
39,996
50,000 6.200%,  9/15/2027
b,i
48,612
31,000 5.582%,  6/12/2029
b
31,661
51,000 6.250%,  3/15/2030
b,i
47,541
30,000 6.875%,  10/20/2034
b
33,304
PRA Group, Inc.
80,000 7.375%,  9/1/2025
c
79,388
66,000 8.375%,  2/1/2028
c
63,539
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
c
56,195
Prologis, LP
27,000 3.375%,  12/15/2027 25,777
Provident Financing Trust I
22,000 7.405%,  3/15/2038 23,442
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
42,291
38,000 6.750%,  3/1/2053
b
39,593
129,000 5.200%,  3/15/2044
b
128,355
22,000 3.700%,  10/1/2050
b
19,073
Public Storage Operating
Company
31,000 5.100%,  8/1/2033 32,091
QBE Insurance Group, Ltd.
19,000 5.875%,  5/12/2025
b,c,f,i
18,512
Radian Group, Inc.
97,000 4.875%,  3/15/2027 93,761
Realty Income Corporation
41,000 4.875%,  6/1/2026 41,032
63,000 3.950%,  8/15/2027 61,240
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027 4,584
Regions Financial Corporation
45,000 2.250%,  5/18/2025 42,886
44,000 5.750%,  6/15/2025
b,i
42,657
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 36,697
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
c
46,427
Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
$ 102,000 4.000%,  9/15/2029
c
$ 91,661
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
c
85,983
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 81,593
47,000 2.490%,  1/6/2028
b
43,027
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
73,635
Service Properties Trust
87,000 7.500%,  9/15/2025 87,967
80,000 5.500%,  12/15/2027 73,245
45,000 8.625%,  11/15/2031
c
47,134
Simon Property Group, LP
82,000 2.650%,  7/15/2030 72,564
35,000 6.250%,  1/15/2034 38,038
SLM Corporation
50,000 4.200%,  10/29/2025 48,500
Societe Generale SA
48,000 2.625%,  10/16/2024
c
46,862
49,000 1.488%,  12/14/2026
b,c
45,099
Spirit Realty, LP
68,000 3.200%,  1/15/2027 64,334
Standard Chartered plc
49,000 0.991%,  1/12/2025
b,c
48,928
25,000 6.000%,  7/26/2025
b,c,f,i
24,527
66,000 2.608%,  1/12/2028
b,c
60,354
Starwood Property Trust, Inc.,
Convertible
46,000 6.750%,  7/15/2027 49,427
State Street Corporation
31,000 5.272%,  8/3/2026 31,450
42,000 4.421%,  5/13/2033
b
40,837
Sumitomo Life Insurance Company
85,000 3.375%,  4/15/2081
b,c
72,553
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 46,957
66,000 2.174%,  1/14/2027 61,013
63,000 2.142%,  9/23/2030 52,193
59,000 5.766%,  1/13/2033 62,346
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
c
38,249
Summit Hotel Properties, Inc.,
Convertible
38,000 1.500%,  2/15/2026 33,687
Synchrony Financial
42,000 4.250%,  8/15/2024 41,538
24,000 7.250%,  2/2/2033 23,809
Synovus Bank
43,000 5.625%,  2/15/2028 41,314
Toronto-Dominion Bank
35,000 8.125%,  10/31/2082
b
36,428
46,000 5.156%,  1/10/2028 46,694
53,000 5.523%,  7/17/2028 54,566
42,000 4.456%,  6/8/2032 40,809
Truist Bank
42,000 2.250%,  3/11/2030 34,811
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,303
42,000 1.887%,  6/7/2029
b
36,294

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Financials (12.7%) - continued
$ 90,000 5.100%,  3/1/2030
b,i
$ 81,558
U.S. Bancorp
62,000 5.727%,  10/21/2026
b
62,401
59,000 4.548%,  7/22/2028
b
58,130
15,000 5.836%,  6/12/2034
b
15,473
UBS Group AG
39,000 2.593%,  9/11/2025
b,c
38,153
75,000 2.193%,  6/5/2026
b,c
71,324
83,000 3.869%,  1/12/2029
b,c
78,241
UDR, Inc.
94,000 3.000%,  8/15/2031 83,039
United Wholesale Mortgage, LLC
31,000 5.500%,  11/15/2025
c
30,804
78,000 5.500%,  4/15/2029
c
73,843
UnitedHealth Group, Inc.
85,000 4.200%,  5/15/2032 83,175
USB Realty Corporation
44,000
6.802%,  (TSFR3M +
1.409%), 1/15/2027
b,c,i
32,340
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,760
Ventas Realty, LP, Convertible
57,000 3.750%,  6/1/2026
c
60,135
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
77,821
65,000 3.900%,  3/15/2026
b,i
60,057
6,000 2.188%,  4/30/2026
b
5,750
50,000
6.155%,  (TSFR3M +
0.762%), 1/15/2027
b
47,310
46,000 3.526%,  3/24/2028
b
43,885
99,000 3.584%,  5/22/2028
b
94,304
59,000 4.808%,  7/25/2028
b
58,568
49,000 7.625%,  9/15/2028
b,i
51,416
230,000 4.478%,  4/4/2031
b
222,191
30,000 5.389%,  4/24/2034
b
30,130
28,000 6.491%,  10/23/2034
b
30,461
Welltower OP, LLC, Convertible
82,000 2.750%,  5/15/2028
c
90,659
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
57,597
Willis North America, Inc.
84,000 4.500%,  9/15/2028 81,765
XHR, LP
49,000 6.375%,  8/15/2025
c
48,876
56,000 4.875%,  6/1/2029
c
51,547
Total 21,075,542
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
c
63,453
Total 63,453
Mortgage-Backed Securities (11.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
900,837 2.500%,  5/1/2051 772,402
655,932 3.500%,  5/1/2052 601,842
406,770 4.000%,  5/1/2052 388,288
1,393,588 3.500%,  6/1/2052 1,279,551
291,932 5.000%,  7/1/2053 290,180
Principal
Amount Long-Term Fixed Income (82.2%) Value
Mortgage-Backed Securities (11.6%) -
continued
$ 73,169 5.000%,  8/1/2053 $ 72,948
245,807 5.500%,  9/1/2053 250,056
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
446,563 2.500%,  7/1/2030 423,221
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 4.500%,  1/1/2039
h
995,000
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
268,040 3.500%,  5/1/2040 256,573
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,198,876 3.000%,  1/1/2052 1,069,557
85,315 2.000%,  2/1/2051 70,067
119,329 2.000%,  2/1/2051 98,100
494,178 2.500%,  2/1/2051 421,131
1,039,815 2.000%,  3/1/2051 853,709
1,268,193 4.000%,  3/1/2051 1,221,073
1,192,799 3.000%,  3/1/2052 1,057,402
756,624 2.000%,  4/1/2051 620,735
733,282 3.000%,  4/1/2051 650,041
766,396 3.000%,  5/1/2050 684,966
126,601 2.000%,  5/1/2051 103,760
393,463 3.000%,  5/1/2051 354,282
367,381 4.000%,  6/1/2052 347,502
716,313 2.500%,  7/1/2051 616,285
1,019,071 4.000%,  7/1/2052 963,930
211,412 3.500%,  8/1/2050 197,243
137,724 4.500%,  8/1/2052 134,160
98,472 5.000%,  8/1/2053 98,094
489,179 3.500%,  9/1/2052 451,106
68,976 5.000%,  9/1/2052 68,328
420,326 4.500%,  9/1/2053 407,607
362,401 4.000%,  10/1/2052 344,205
126,564 2.000%,  11/1/2051 103,586
582,026 2.000%,  12/1/2050 480,516
1,242,892 4.500%,  12/1/2052 1,211,183
50,000 4.500%,  1/1/2049
h
48,465
500,000 5.000%,  1/1/2049
h
494,648
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
423,098 2.500%,  3/1/2062 349,581
362,725 3.500%,  7/1/2061 329,050
172,467 4.000%,  12/1/2061 163,053
Total 19,343,426
Technology (3.1%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 40,620
Akamai Technologies, Inc.,
Convertible
40,000 0.125%,  5/1/2025 50,800
39,000 0.375%,  9/1/2027 43,426
41,000 1.125%,  2/15/2029
c
44,341
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,020

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Technology (3.1%) - continued
Apple, Inc.
$ 125,000 2.200%,  9/11/2029 $ 113,029
90,000 1.650%,  2/8/2031 75,876
AthenaHealth Group, Inc.
145,000 6.500%,  2/15/2030
c,f
131,541
Block, Inc., Convertible
16,000 0.125%,  3/1/2025 15,630
91,000 0.250%,  11/1/2027 74,734
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 61,482
Broadcom, Inc.
46,000 4.000%,  4/15/2029
c
44,402
Cloud Software Group, Inc.
107,000 6.500%,  3/31/2029
c
101,911
38,000 9.000%,  9/30/2029
c
36,117
CommScope, Inc.
80,000 7.125%,  7/1/2028
c
38,000
CSG Systems International, Inc.,
Convertible
50,000 3.875%,  9/15/2028
c
50,220
Dell International, LLC/EMC
Corporation
69,000 5.250%,  2/1/2028 70,716
32,000 5.300%,  10/1/2029 32,954
Euronet Worldwide, Inc.,
Convertible
18,000 0.750%,  3/15/2049 16,830
Fiserv, Inc.
68,000 2.750%,  7/1/2024 66,982
99,000 4.200%,  10/1/2028 96,752
22,000 5.600%,  3/2/2033 22,965
Gartner, Inc.
190,000 3.625%,  6/15/2029
c
171,491
60,000 3.750%,  10/1/2030
c
53,038
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,473
65,000 4.950%,  8/15/2027 65,103
42,000 3.200%,  8/15/2029 38,064
II-VI, Inc.
43,000 5.000%,  12/15/2029
c
40,839
Intel Corporation
88,000 5.125%,  2/10/2030 91,263
InterDigital, Inc., Convertible
73,000 3.500%,  6/1/2027 106,901
Iron Mountain, Inc.
38,000 4.875%,  9/15/2027
c
37,081
120,000 5.000%,  7/15/2028
c
115,295
119,000 4.875%,  9/15/2029
c
112,703
170,000 4.500%,  2/15/2031
c
153,938
Jabil, Inc.
43,000 5.450%,  2/1/2029 43,934
Lumentum Holdings, Inc.,
Convertible
118,000 0.500%,  6/15/2028 92,854
20,000 1.500%,  12/15/2029
c
19,880
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 36,702
Mastercard, Inc.
46,000 2.000%,  11/18/2031 38,798
Principal
Amount Long-Term Fixed Income (82.2%) Value
Technology (3.1%) - continued
Microchip Technology, Inc.,
Convertible
$ 89,000 0.125%,  11/15/2024
f
$ 97,232
Moody's Corporation
43,000 4.250%,  8/8/2032 41,828
NCR Voyix Corporation
145,000 5.125%,  4/15/2029
c
137,837
NVIDIA Corporation
21,000 2.850%,  4/1/2030 19,422
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 43,915
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,240
42,000 4.300%,  6/18/2029 40,804
ON Semiconductor Corporation,
Convertible
63,000 Zero Coupon,  5/1/2027 103,005
11,000 0.500%,  3/1/2029
c
11,688
Open Text Corporation
81,000 3.875%,  12/1/2029
c
72,644
175,000 4.125%,  2/15/2030
c
158,388
Oracle Corporation
43,000 6.150%,  11/9/2029 46,257
142,000 2.950%,  4/1/2030 128,162
63,000 6.250%,  11/9/2032 68,537
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 38,417
59,000 2.300%,  6/1/2030 51,570
Progress Software Corporation,
Convertible
23,000 1.000%,  4/15/2026 24,231
PTC, Inc.
65,000 3.625%,  2/15/2025
c
63,544
85,000 4.000%,  2/15/2028
c
80,554
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
c
44,875
RingCentral, Inc.
86,000 8.500%,  8/15/2030
c,f
87,935
S&P Global, Inc.
46,000 2.900%,  3/1/2032 41,059
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 99,075
Seagate HDD Cayman
54,000 8.500%,  7/15/2031
c
58,606
93,155 9.625%,  12/1/2032 106,523
Semtech Corporation, Convertible
34,000 1.625%,  11/1/2027
f
29,053
4,000 4.000%,  11/1/2028
c
5,114
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
c
99,523
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
c
38,896
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
c
312,477
Verint Systems, Inc., Convertible
47,000 0.250%,  4/15/2026
f
41,272
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
c
92,797

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Technology (3.1%) - continued
Viavi Solutions, Inc., Convertible
$ 23,000 1.625%,  3/15/2026
c
$ 22,931
Vishay Intertechnology, Inc.,
Convertible
91,000 2.250%,  9/15/2030
c
89,362
VMware, LLC
82,000 1.400%,  8/15/2026 75,004
61,000 2.200%,  8/15/2031 50,545
Western Digital Corporation,
Convertible
84,000 3.000%,  11/15/2028
c
102,732
Xilinx, Inc.
24,000 2.375%,  6/1/2030 21,225
Ziff Davis, Inc., Convertible
65,000 1.750%,  11/1/2026 61,425
Total 5,209,409
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
42,000 3.875%,  8/15/2029
c
37,275
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
c
32,159
American Airlines, Inc.
90,000 8.500%,  5/15/2029
c
95,040
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
257,500 5.500%,  4/20/2026
c
255,643
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
52,000 5.375%,  3/1/2029
c
48,102
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 82,088
CSX Corporation
42,000 4.250%,  3/15/2029 41,957
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028
f
88,044
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
63,381 4.500%,  10/20/2025
c
62,418
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
c
58,144
Hawaiian Brand Intellectual
Property, Ltd.
114,000 5.750%,  1/20/2026
c
107,404
Hertz Corporation
92,000 4.625%,  12/1/2026
c,f
82,482
50,000 5.000%,  12/1/2029
c
41,015
Mileage Plus Holdings, LLC
88,200 6.500%,  6/20/2027
c
88,451
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 64,154
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
c
38,013
31,000 5.750%,  5/24/2026
c
31,245
42,000 1.700%,  6/15/2026
c
38,608
Rand Parent, LLC
100,000 8.500%,  2/15/2030
c
95,633
Principal
Amount Long-Term Fixed Income (82.2%) Value
Transportation (1.2%) - continued
RXO, Inc.
$ 118,000 7.500%,  11/15/2027
c
$ 121,759
Ryder System, Inc.
51,000 2.850%,  3/1/2027 47,943
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,187
Southwest Airlines Company,
Convertible
97,000 1.250%,  5/1/2025 98,019
Spirit Loyalty Cayman, Ltd.
48,000 8.000%,  9/20/2025
c
34,520
Union Pacific Corporation
42,000 2.150%,  2/5/2027 39,193
United Airlines, Inc.
112,000 4.375%,  4/15/2026
c
109,133
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
27,000 7.875%,  5/1/2027
c,f
23,222
127,000 6.375%,  2/1/2030
c,f
88,693
Total 1,992,544
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
500,000 4.000%,  11/15/2052 493,320
2,000,000 4.750%,  11/15/2053 2,242,812
2,225,000 3.375%,  8/15/2042 1,983,987
U.S. Treasury Notes
300,000 4.125%,  7/31/2028 303,094
500,000 4.125%,  11/15/2032 508,242
3,610,000 3.375%,  5/15/2033 3,464,472
400,000 4.500%,  11/15/2033 419,938
Total 9,415,865
Utilities (2.8%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 41,993
AES Corporation
81,000 3.950%,  7/15/2030
c
74,787
Algonquin Power & Utilities
Corporation
30,000 4.750%,  1/18/2082
b
25,350
Alliant Energy Corporation,
Convertible
40,000 3.875%,  3/15/2026
c
39,700
Ameren Corporation
52,000 1.750%,  3/15/2028 45,939
American Electric Power
Company, Inc.
67,000 2.031%,  3/15/2024 66,449
37,000 5.200%,  1/15/2029 37,498
42,000 2.300%,  3/1/2030 35,859
22,000 5.625%,  3/1/2033 22,919
American Water Capital
Corporation, Convertible
60,000 3.625%,  6/15/2026
c
59,910
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,230
Atmos Energy Corporation
30,000 5.900%,  11/15/2033 32,548
Calpine Corporation
101,000 4.500%,  2/15/2028
c
96,066

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (82.2%) Value
Utilities (2.8%) - continued
CenterPoint Energy, Inc.
$ 34,000 2.500%,  9/1/2024 $ 33,276
62,000 1.450%,  6/1/2026 57,082
63,000 2.650%,  6/1/2031 53,715
CenterPoint Energy, Inc.,
Convertible
60,000 4.250%,  8/15/2026
c
60,270
CMS Energy Corporation,
Convertible
50,000 3.375%,  5/1/2028
c
49,450
Constellation Energy Generation,
LLC
43,000 5.800%,  3/1/2033 45,196
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 33,436
70,000 4.350%,  1/15/2027
b,i
62,070
52,000 3.375%,  4/1/2030 47,872
DTE Energy Company
64,000 4.220%,  11/1/2024 63,254
39,000 4.875%,  6/1/2028 39,338
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
38,662
24,000 4.875%,  9/16/2024
b,i
23,630
107,000 2.450%,  6/1/2030 93,281
43,000 4.500%,  8/15/2032 41,622
35,000 5.750%,  9/15/2033 37,024
Duke Energy Corporation,
Convertible
110,000 4.125%,  4/15/2026
c
110,275
Edison International
26,000 7.875%,  6/15/2054
b
26,195
58,000 4.950%,  4/15/2025 57,591
145,000 5.000%,  12/15/2026
b,i
135,010
Enel Finance International NV
81,000 1.375%,  7/12/2026
c
73,779
Entergy Corporation
41,000 0.900%,  9/15/2025 38,124
42,000 1.900%,  6/15/2028 37,199
Evergy, Inc.
35,000 2.450%,  9/15/2024 34,205
Eversource Energy
73,000 4.600%,  7/1/2027 72,406
43,000 5.125%,  5/15/2033 43,217
Exelon Corporation
42,000 4.050%,  4/15/2030 40,067
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
c
94,245
FirstEnergy Corporation,
Convertible
108,000 4.000%,  5/1/2026
c
106,974
Georgia Power Company
27,000 4.950%,  5/17/2033 27,218
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
c
42,228
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
c
72,582
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 64,624
37,000 5.050%,  9/15/2028 37,960
Principal
Amount Long-Term Fixed Income (82.2%) Value
Utilities (2.8%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 65,000 3.800%,  3/15/2082
b
$ 55,056
42,000 6.051%,  3/1/2025 42,374
55,000 5.749%,  9/1/2025 55,520
42,000 2.250%,  6/1/2030 35,928
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
c
185,663
NextEra Energy Partners, LP,
Convertible
88,000 Zero Coupon,  11/15/2025
c
76,868
NiSource, Inc.
42,000 2.950%,  9/1/2029 38,358
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
c
49,690
39,000 10.250%,  3/15/2028
b,c,i
40,602
38,000 3.375%,  2/15/2029
c
33,563
60,000 5.250%,  6/15/2029
c
58,103
NRG Energy, Inc., Convertible
83,000 2.750%,  6/1/2048 106,655
Pacific Gas and Electric Company
69,000 6.950%,  3/15/2034 75,790
PG&E Corporation
130,000 5.000%,  7/1/2028 126,488
PPL Capital Funding, Inc.,
Convertible
63,000 2.875%,  3/15/2028
c
61,016
Public Service Enterprise Group,
Inc.
30,000 5.875%,  10/15/2028 31,435
42,000 1.600%,  8/15/2030 34,357
Sempra
65,000 4.125%,  4/1/2052
b
55,781
44,000 4.875%,  10/15/2025
b,i
43,044
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,561
Southern Company
42,000 4.475%,  8/1/2024 41,652
40,000 5.700%,  10/15/2032 41,992
41,000 4.000%,  1/15/2051
b
38,985
92,000 3.750%,  9/15/2051
b
83,766
Southern Company, Convertible
109,000 3.875%,  12/15/2025
c
109,055
TerraForm Power Operating, LLC
161,000 5.000%,  1/31/2028
c
156,398
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
c
85,164
162,000 5.000%,  7/31/2027
c
157,723
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 49,761
65,000 4.600%,  6/1/2032 63,366
Total 4,567,039
Total Long-Term Fixed Income
(cost $142,616,599) 136,824,688

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 11.9% ) Value
U.S. Affiliated  (9.7%)
2,008,243 Thrivent Core Emerging Markets
Debt Fund $ 16,045,862
Total 16,045,862
U.S. Unaffiliated  (2.2%)
24,084 Aberdeen Asia-Pacific Income
Fund, Inc. 65,268
9,075 AllianceBernstein Global High
Income Fund, Inc. 91,839
11,664 Allspring Income Opportunities
Fund 76,049
3,171 BlackRock Core Bond Trust 34,596
8,534 BlackRock Corporate High Yield
Fund, Inc. 80,476
8,215 BlackRock Credit Allocation
Income Trust 84,779
1,056 BlackRock Debt Strategies Fund,
Inc. 11,394
8,249 BlackRock Enhanced Global
Dividend Trust 81,830
2,150 BlackRock Enhanced International
Dividend Trust 11,330
300 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,798
1,599 BlackRock Income Trust, Inc. 19,476
3,029 BlackRock Multi-Sector Income
Trust 45,435
6,567 Blackstone Strategic Credit 2027
Term Fund
f
74,338
8,014 Eaton Vance Limited Duration
Income Fund 76,774
702 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 5,419
6,337 First Trust High Income Long/Short
Fund 76,614
1,809 Invesco Dynamic Credit
Opportunities Fund
k
19,212
4,806 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
531,832
3,544 iShares Preferred and Income
Securities ETF
f
110,537
17,325 Nuveen Credit Strategies Income
Fund 90,436
4,925 Nuveen Preferred Income
Opportunities Fund 33,293
7,350 PGIM Global High Yield Fund, Inc. 83,496
7,821 PGIM High Yield Bond Fund, Inc. 96,355
2,152 Pimco Dynamic Income Fund 38,628
2,392 SPDR Bloomberg High Yield Bond
ETF 226,594
537 Tri-Continental Corporation 15,482
14,664 Vanguard Intermediate-Term
Corporate Bond ETF 1,191,890
3,900 Vanguard Short-Term Corporate
Bond ETF 301,743
2,300 Virtus Convertible & Income Fund 7,751
4,605 Virtus Dividend, Interest &
Premium Strategy Fund 58,023
520 Virtus Equity & Convertible Income
Fund
f
10,873
11,614 Voya Global Equity Dividend &
Premium Opportunity Fund 57,722
Shares
Registered Investment
Companies (11.9%) Value
U.S. Unaffiliated  (2.2%)- continued
18,103 Western Asset High Income
Opportunity Fund, Inc. $ 69,878
Total 3,783,160
Total Registered Investment
Companies (cost $22,547,639) 19,829,022
Shares
Collateral Held for Securities
Loaned ( 2.5% ) Value
4,208,308 Thrivent Cash Management Trust 4,208,308
Total Collateral Held for
Securities Loaned
(cost $4,208,308) 4,208,308
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
6,050 AT&T, Inc., 4.750%
i
119,366
453 Paramount Global, Convertible,
5.750% 8,471
3,500 Telephone and Data Systems, Inc.,
6.000%
i
53,760
Total 181,597
Energy (0.1%)
825 Energy Transfer, LP, 7.600%
b,i
20,460
1,736 Nustar Logistics, LP, 12.389%
b
44,928
131 UGI Corporation, Convertible,
7.250% 7,721
Total 73,109
Financials (0.8%)
1,750 Aegon Funding Corporation II,
5.100% 38,045
3,700 Allstate Corporation, 5.100%
i
78,477
1,000 American International Group, Inc.
5.850%
i
24,980
1,758 Apollo Global Management, Inc.,
Convertible, 6.750% 99,134
4,550 Bank of America Corporation,
4.250%
i
84,266
98 Bank of America Corporation,
Convertible, 7.250%
i
118,117
3,050 Capital One Financial Corporation,
5.000%
i
56,272
1,275 Equitable Holdings, Inc., 5.250%
i
27,183
70 First Horizon Bank, 6.518%
*,b,i
43,137
3,700 J.P. Morgan Chase & Company,
4.200%
i
70,337
3,250 J.P. Morgan Chase & Company,
4.750%
i
69,550
3,050 KeyCorp, 6.200%
b,i
65,453
2,450 Morgan Stanley, 4.250%
f,i
46,721
1,580 Morgan Stanley, 5.850%
b,i
38,268
2,200 Morgan Stanley, 7.125%
b,i
55,198
2,000 Public Storage, 3.950%
i
34,700
3,200 Public Storage, 4.125%
i
59,776
668 Public Storage, 4.625%
i
14,289
175 Public Storage, 4.700%
i
3,743
650 Regions Financial Corporation,
5.700%
b,i
13,852
425 Synovus Financial Corporation,
5.875%
b,i
9,924
2,400 U.S. Bancorp, 4.000%
f,i
42,048

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.8%) - continued
3,500 Wells Fargo & Company, 4.250%
i
$ 62,230
2,250 Wells Fargo & Company, 4.750%
i
44,843
129 Wells Fargo & Company,
Convertible, 7.500%
i
154,235
Total 1,354,778
Utilities (0.2%)
1,210 AES Corporation, Convertible,
6.875% 92,057
4,025 CMS Energy Corporation, 4.200%
i
79,977
2,320 NextEra Energy, Inc., Convertible,
6.926%
f
88,438
3,525 Southern Company, 4.950% 79,242
Total 339,714
Total Preferred Stock
(cost $2,292,248) 1,949,198
Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
245 Paramount Global 3,624
306 Windstream Services, LLC
l
2,830
Total 6,454
Consumer Discretionary (0.1%)
767 Bloomin' Brands, Inc. 21,591
15 Booking Holdings, Inc.
l
53,208
Total 74,799
Financials (<0.1%)
843 New York Community Bancorp,
Inc. 8,624
Total 8,624
Health Care (<0.1%)
552 Varex Imaging Corporation
l
11,316
Total 11,316
Industrials (<0.1%)
24 Chart Industries, Inc.
l
3,272
353 Uber Technologies, Inc.
l
21,734
Total 25,006
Information Technology (<0.1%)
161 RingCentral, Inc.
l
5,466
251 Semtech Corporation
l
5,500
Total 10,966
Materials (<0.1%)
91 Allegheny Technologies, Inc.
l
4,138
Total 4,138
Real Estate (<0.1%)
319 Kite Realty Group Trust 7,292
Total 7,292
Total Common Stock
(cost $111,724) 148,595
Shares or
Principal
Amount Short-Term Investments ( 4.6% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.305%, 1/16/2024
m,n
$ 99,740
100,000 5.330%, 1/17/2024
m,n
99,725
Thrivent Core Short-Term Reserve
Fund
729,311 5.730% 7,293,106
U.S. Treasury Bills
100,000 5.250%, 2/13/2024
m,o
99,384
Total Short-Term Investments
(cost $7,590,297) 7,591,955
Total Investments (cost
$179,413,601) 102.5% $ 170,594,453
Other Assets and Liabilities, Net
(2.5%) (4,112,976)
Total Net Assets 100.0% $166,481,477
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2023, the value of these investments was $62,397,210 or
37.5% of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2023.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of December 31, 2023
was $49,347 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 8/24/2015 $ 58,420
First Horizon Bank, 6.518%,
3/5/2019 6/21/2017 53,690
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,215,047
Common Stock 845,714
Total lending $4,060,761
Gross amount payable upon return of
collateral for securities loaned $4,208,308
Net amounts due to counterparty $147,547
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,092,690
Gross unrealized depreciation (12,037,905)
Net unrealized appreciation (depreciation) $ (9,945,215)
Cost for federal income tax purposes $ 180,544,604

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 42,687 – 42,687 –
Long-Term Fixed Income
Asset-Backed Securities 16,350,912 – 16,350,912 –
Basic Materials 3,100,007 – 3,100,007 –
Capital Goods 6,714,937 – 6,714,937 –
Collateralized Mortgage Obligations 12,973,626 – 12,973,626 –
Commercial Mortgage-Backed Securities 891,201 – 891,201 –
Communications Services 7,957,429 – 7,957,429 –
Consumer Cyclical 10,536,788 – 10,536,788 –
Consumer Non-Cyclical 8,657,858 – 8,657,858 –
Energy 7,974,652 – 7,974,652 –
Financials 21,075,542 – 21,075,542 –
Foreign Government 63,453 – 63,453 –
Mortgage-Backed Securities 19,343,426 – 19,343,426 –
Technology 5,209,409 – 5,209,409 –
Transportation 1,992,544 – 1,992,544 –
U.S. Government & Agencies 9,415,865 – 9,415,865 –
Utilities 4,567,039 – 4,567,039 –
Registered Investment Companies
U.S. Unaffiliated 3,783,160 3,763,948 – 19,212
Preferred Stock
Communications Services 181,597 181,597 – –
Energy 73,109 73,109 – –
Financials 1,354,778 1,311,641 43,137 –
Utilities 339,714 339,714 – –
Common Stock
Communications Services 6,454 3,624 2,830 –
Consumer Discretionary 74,799 74,799 – –
Financials 8,624 8,624 – –
Health Care 11,316 11,316 – –
Industrials 25,006 25,006 – –
Information Technology 10,966 10,966 – –
Materials 4,138 4,138 – –
Real Estate 7,292 7,292 – –
Short-Term Investments 298,849 – 298,849 –
Subtotal Investments in Securities $143,047,177 $5,815,774 $137,212,191 $19,212
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 16,045,862
Affiliated Short-Term Investments 7,293,106
Collateral Held for Securities Loaned 4,208,308
Subtotal Other Investments $27,547,276
Total Investments at Value $170,594,453
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 67,890 67,890 – –
Total Asset Derivatives $67,890 $67,890 $– $–
Liability Derivatives
Credit Default Swaps 62,954 – 62,954 –
Total Liability Derivatives $62,954 $– $62,954 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$199,465 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 30 March 2024 $ 6,109,532 $ 67,890
Total Futures Long Contracts $ 6,109,532 $ 67,890
Total Futures Contracts $ 6,109,532 $67,890
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of December 31, 2023. Investments totaling $99,384 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 1,252,350 $ – ( $ 62,954) ( $ 62,954 )
Total Credit Default Swaps $– ($62,954) ($62,954)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Opportunity Income
Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 67,890
Total Interest Rate Contracts 67,890
Total Asset Derivatives $67,890
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 62,954
Total Credit Contracts 62,954
Total Liability Derivatives $62,954
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,008
Futures Net realized gains/(losses) on Futures contracts (519,996)
Total Interest Rate Contracts
(507,988)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (189,233)
Total Credit Contracts
(189,233)
Total ($697,221)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (6,818)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 54,130
Total Interest Rate Contracts 47,312
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 69,049
Total Credit Contracts 69,049
Total $116,361
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended December 31,
2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $7,252,440
Futures - Short (2,390,079)
Options Written (336,734)
Credit Contracts
Credit Default Swaps - Buy Protection (33,390)

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,761 $982 $7,725 $16,046 2,008 9.7%
Total U.S. Affiliated Registered Investment
Companies 21,761 16,046 9.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 14,386 83,100 90,193 7,293 729 4.4
Total Affiliated Short-Term Investments 14,386 7,293 4.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,347 32,697 29,836 4,208 4,208 2.5
Total Collateral Held for Securities Loaned 1,347 4,208 2.5
Total Value $37,494 $27,547
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,038) $3,066 $ – $982
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% 3 (3) – 320
Total Income/Non Cash Income from Affiliated
Investments $1,302
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total Value ($2,035) $3,063 $ –

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Data Center REITs (8.9%)
28,483 Digital Realty Trust, Inc. $ 3,833,242
12,738 Equinix , Inc. 10,259,058
Total 14,092,300
Diversified REITs (2.3%)
81,367 Broadstone Net Lease, Inc. 1,401,140
14,396 Empire State Realty Trust, Inc. 139,497
68,442 Essential Properties Realty Trust,
Inc. 1,749,378
1,529 One Liberty Properties, Inc. 33,500
6,307 WP Carey, Inc. 408,757
Total 3,732,272
Health Care REITs (7.8%)
12,550 CareTrust REIT, Inc. 280,869
4,462 Community Healthcare Trust, Inc. 118,868
94,348 Global Medical REIT, Inc. 1,047,263
22,493 Healthpeak Properties, Inc. 445,361
83,883 Medical Properties Trust, Inc. 411,866
2,211 National Health Investors, Inc. 123,484
31,919 Sabra Health Care REIT, Inc. 455,484
71,520 Ventas, Inc. 3,564,557
65,548 Welltower , Inc. 5,910,463
Total 12,358,215
Hotel & Resort REITs (2.7%)
148,976 Host Hotels & Resorts, Inc. 2,900,563
25,386 Park Hotels & Resorts, Inc. 388,406
39,394 RLJ Lodging Trust 461,698
87,070 Summit Hotel Properties, Inc. 585,110
2,149 Xenia Hotels & Resorts, Inc. 29,269
Total 4,365,046
Industrial REITs (15.7%)
35,613 Americold Realty Trust, Inc. 1,078,005
21,180 First Industrial Realty Trust, Inc. 1,115,551
27,371 Industrial Logistics Properties Trust 128,644
15,265 Innovative Industrial Properties,
Inc. 1,539,017
172,563 LXP Industrial Trust 1,711,825
17,136 Plymouth Industrial REIT, Inc. 412,463
105,942 Prologis, Inc. 14,122,069
9,029 Rexford Industrial Realty, Inc. 506,527
55,846 STAG Industrial, Inc. 2,192,514
34,009 Terreno Realty Corporation 2,131,344
Total 24,937,959
Multi-Family Residential REITs (11.6%)
50,617 Apartment Income REIT
Corporation 1,757,928
24,021 AvalonBay Communities, Inc. 4,497,212
1,835 Camden Property Trust 182,197
61,023 Equity Residential 3,732,167
13,399 Essex Property Trust, Inc. 3,322,148
52,994 Independence Realty Trust, Inc. 810,808
10,784 Mid-America Apartment
Communities, Inc. 1,450,017
69,131 UDR, Inc. 2,647,026
Total 18,399,503
Shares Common Stock (99.0%) Value
Office REITs (3.2%)
29,576 Alexandria Real Estate Equities,
Inc. $ 3,749,350
2,677 Boston Properties, Inc. 187,845
39,044 Cousins Properties, Inc. 950,721
420 NET Lease Office Properties 7,762
4,259 Peakstone Realty Trust 84,882
858 Vornado Realty Trust 24,238
Total 5,004,798
Other Specialized REITs (6.8%)
34,146 EPR Properties 1,654,374
55,994 Four Corners Property Trust, Inc. 1,416,648
33,483 Gaming and Leisure Properties,
Inc. 1,652,386
34,195 Gladstone Land Corporation 494,118
30,466 Iron Mountain, Inc. 2,132,010
654 Lamar Advertising Company 69,507
2,150 Safehold , Inc. 50,310
106,842 VICI Properties, Inc. 3,406,123
Total 10,875,476
Retail REITs (15.4%)
19,904 Agree Realty Corporation 1,252,957
79,545 Brixmor Property Group, Inc. 1,851,012
44,775 Getty Realty Corporation 1,308,326
26,308 Kimco Realty Corporation 560,623
22,747 Kite Realty Group Trust 519,996
4,638 Macerich Company 71,564
70,882 NetSTREIT Corporation 1,265,244
49,887 NNN REIT, Inc. 2,150,130
53,951 Phillips Edison and Company, Inc. 1,968,132
60,856 Realty Income Corporation 3,494,352
6,022 Regency Centers Corporation 403,474
89,747 Retail Opportunity Investments
Corporation 1,259,150
47,045 Simon Property Group, Inc. 6,710,499
60,237 Tanger , Inc. 1,669,770
Total 24,485,229
Self-Storage REITs (4.9%)
3,826 CubeSmart 177,335
17,776 Extra Space Storage, Inc. 2,850,026
15,386 Public Storage 4,692,730
Total 7,720,091
Single-Family Residential REITs (4.3%)
30,204 American Homes 4 Rent 1,086,136
4,270 Equity Lifestyle Properties, Inc. 301,206
105,106 Invitation Homes, Inc. 3,585,165
14,003 Sun Communities, Inc. 1,871,501
Total 6,844,008
Telecom Tower REITs (14.3%)
61,428 American Tower Corporation 13,261,077
42,675 Crown Castle, Inc. 4,915,733
17,996 SBA Communications Corporation 4,565,405
Total 22,742,215

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Timber REITs (1.1%)
49,502 Weyerhaeuser Company $ 1,721,185
Total 1,721,185
Total Common Stock
(cost $112,378,402) 157,278,297
Shares or
Principal
Amount Short-Term Investments ( 0.6% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.205%, 4/12/2024
a,b
98,505
Thrivent Core Short-Term Reserve
Fund
90,493 5.730% 904,928
Total Short-Term Investments
(cost $1,003,453) 1,003,433
Total Investments (cost
$113,381,855) 99.6% $158,281,730
Other Assets and Liabilities, Net
0.4% 637,999
Total Net Assets 100.0% $158,919,729
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 44,445,807
Gross unrealized depreciation (586,539)
Net unrealized appreciation (depreciation) $ 43,859,268
Cost for federal income tax purposes $ 114,465,272

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 14,092,300 14,092,300 – –
Diversified REITs 3,732,272 3,732,272 – –
Health Care REITs 12,358,215 12,358,215 – –
Hotel & Resort REITs 4,365,046 4,365,046 – –
Industrial REITs 24,937,959 24,937,959 – –
Multi-Family Residential REITs 18,399,503 18,399,503 – –
Office REITs 5,004,798 5,004,798 – –
Other Specialized REITs 10,875,476 10,875,476 – –
Retail REITs 24,485,229 24,485,229 – –
Self-Storage REITs 7,720,091 7,720,091 – –
Single-Family Residential REITs 6,844,008 6,844,008 – –
Telecom Tower REITs 22,742,215 22,742,215 – –
Timber REITs 1,721,185 1,721,185 – –
Short-Term Investments 98,505 – 98,505 –
Subtotal Investments in Securities $157,376,802 $157,278,297 $98,505 $–
Other Investments  * Total
Affiliated Short-Term Investments 904,928
Subtotal Other Investments $904,928
Total Investments at Value $158,281,730
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 42,810 42,810 – –
Total Asset Derivatives $42,810 $42,810 $– $–
The following table presents Real Estate Securities Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$98,505 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 49 March 2024 $ 1,138,090 $ 42,810
Total Futures Long Contracts $ 1,138,090 $ 42,810
Total Futures Contracts $ 1,138,090 $42,810

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 42,810
Total Equity Contracts 42,810
Total Asset Derivatives $42,810
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 81,518
Total Equity Contracts
81,518
Total $81,518
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 42,810
Total Equity Contracts 42,810
Total $42,810
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,041,364

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $418 $18,982 $18,495 $905 90 0.6%
Total Affiliated Short-Term Investments 418 905 0.6
Total Value $418 $905
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $55
Total Income/Non Cash Income from Affiliated
Investments $55
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (3.7%)
80,167 Cargurus, Inc.
a
$ 1,936,835
92,365 QuinStreet, Inc.
a
1,184,119
19,048 Ziff Davis, Inc.
a
1,279,835
Total 4,400,789
Consumer Discretionary (10.3%)
18,298 Boot Barn Holdings, Inc.
a
1,404,555
128,216 Clarus Corporation 884,049
14,059 Columbia Sportswear Company 1,118,253
5,932 Five Below, Inc.
a
1,264,465
6,405 Grand Canyon Education, Inc.
a
845,716
8,524 Meritage Homes Corporation 1,484,881
21,202 Modine Manufacturing Company
a
1,265,759
18,442 Skyline Champion Corporation
a
1,369,503
65,483 Stoneridge, Inc.
a
1,281,502
84,539 ThredUp, Inc.
a
190,213
4,879 Wingstop, Inc. 1,251,854
Total 12,360,750
Consumer Staples (6.9%)
29,720 Celsius Holdings, Inc.
a
1,620,334
19,243 e.l.f. Beauty, Inc.
a
2,777,535
8,446 J & J Snack Foods Corporation 1,411,664
6,549 Lancaster Colony Corporation 1,089,688
51,305 Turning Point Brands, Inc. 1,350,348
Total 8,249,569
Energy (2.7%)
4,110 Gulfport Energy Corporation
a
547,452
21,890 Matador Resources Company 1,244,666
70,643 TechnipFMC plc 1,422,750
Total 3,214,868
Financials (9.5%)
17,846 Hamilton Lane, Inc. 2,024,450
17,472 Houlihan Lokey, Inc. 2,095,068
5,385 Kinsale Capital Group, Inc. 1,803,490
12,811 RLI Corporation 1,705,400
27,025 Triumph Financial, Inc.
a
2,166,865
24,518 Western Alliance Bancorp 1,613,039
Total 11,408,312
Health Care (14.8%)
2,615 Argenx SE ADR
a
994,825
5,369 Ascendis Pharma AS ADR
a
676,226
30,421 Enovis Corporation
a
1,704,184
36,677 Halozyme Therapeutics, Inc.
a
1,355,582
10,052 Immunocore Holdings plc ADR
a
686,753
5,200 Inspire Medical Systems, Inc.
a
1,057,836
19,459 Lantheus Holdings, Inc.
a
1,206,458
13,003 Natera, Inc.
a
814,508
47,758 Option Care Health, Inc.
a
1,608,967
46,677 Phreesia, Inc.
a
1,080,573
50,596 Progyny, Inc.
a
1,881,159
9,410 Repligen Corporation
a
1,691,918
93,953 scPharmaceuticals, Inc.
a
589,085
4,131 ShockWave Medical, Inc.
a
787,203
45,715 Vericel Corporation
a
1,627,911
Total 17,763,188
Industrials (19.8%)
19,864 ASGN, Inc.
a
1,910,321
Shares Common Stock (97.2%) Value
Industrials (19.8%) - continued
52,120 Badger Infrastructure Solutions,
Ltd. $ 1,601,302
14,549 Beacon Roofing Supply, Inc.
a
1,266,054
16,788 Casella Waste Systems, Inc.
a
1,434,702
5,707 Curtiss-Wright Corporation 1,271,462
63,446 ExlService Holdings, Inc.
a
1,957,309
35,710 First Advantage Corporation 591,715
23,988 Helios Technologies, Inc. 1,087,856
150,517 Janus International Group, Inc.
a
1,964,247
6,573 Lincoln Electric Holdings, Inc. 1,429,365
8,075 Middleby Corporation
a
1,188,398
4,866 Saia, Inc.
a
2,132,378
11,716 Simpson Manufacturing Company,
Inc. 2,319,534
9,508 SiteOne Landscape Supply, Inc.
a
1,545,050
9,697 Timken Company 777,214
27,404 WillScot Mobile Mini Holdings
Corporation
a
1,219,478
Total 23,696,385
Information Technology (22.8%)
44,651 Calix, Inc.
a
1,950,802
3,901 CyberArk Software, Ltd.
a
854,514
21,051 Descartes Systems Group, Inc.
a
1,769,547
90,603 Grid Dynamics Holdings, Inc.
a
1,207,738
21,409 Guidewire Software, Inc.
a
2,334,437
49,272 Hackett Group, Inc. 1,121,924
23,211 Lattice Semiconductor
Corporation
a
1,601,327
4,939 Littelfuse, Inc. 1,321,479
1,197 Monolithic Power Systems, Inc. 755,044
12,140 Nova, Ltd.
a
1,667,915
44,214 PagerDuty, Inc.
a
1,023,554
24,115 PDF Solutions, Inc.
a
775,056
10,106 Silicon Laboratories, Inc.
a
1,336,721
36,211 Sprout Social, Inc.
a
2,224,804
8,510 SPS Commerce, Inc.
a
1,649,578
90,768 TTM Technologies, Inc.
a
1,435,042
50,676 Varonis Systems, Inc.
a
2,294,609
19,748 Workiva, Inc.
a
2,005,014
Total 27,329,105
Materials (3.7%)
8,960 Louisiana-Pacific Corporation 634,637
235,244 Ranpak Holdings Corporation
a
1,369,120
35,670 Summit Materials, Inc.
a
1,371,868
69,451 Tronox Holdings plc 983,426
Total 4,359,051
Real Estate (3.0%)
23,808 Agree Realty Corporation 1,498,714
7,350 FirstService Corporation 1,191,361
21,827 National Storage Affiliates Trust 905,166
Total 3,595,241
Total Common Stock
(cost $93,379,678) 116,377,258

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.5% ) Value
U.S. Unaffiliated  (0.5%)
6,804 SPDR S&P Biotech ETF $ 607,529
Total 607,529
Total Registered Investment
Companies (cost $598,443) 607,529
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
277,508 5.730% 2,775,081
Total Short-Term Investments
(cost $2,775,081) 2,775,081
Total Investments (cost
$96,753,202) 100.0% $119,759,868
Other Assets and Liabilities, Net
(<0.1%) (20,542)
Total Net Assets 100.0% $119,739,326
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,218,589
Gross unrealized depreciation (3,957,075)
Net unrealized appreciation (depreciation) $ 22,261,514
Cost for federal income tax purposes $ 97,498,354

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,400,789 4,400,789 – –
Consumer Discretionary 12,360,750 12,360,750 – –
Consumer Staples 8,249,569 8,249,569 – –
Energy 3,214,868 3,214,868 – –
Financials 11,408,312 11,408,312 – –
Health Care 17,763,188 17,763,188 – –
Industrials 23,696,385 22,095,083 1,601,302 –
Information Technology 27,329,105 27,329,105 – –
Materials 4,359,051 4,359,051 – –
Real Estate 3,595,241 3,595,241 – –
Registered Investment Companies
U.S. Unaffiliated 607,529 607,529 – –
Subtotal Investments in Securities $116,984,787 $115,383,485 $1,601,302 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,775,081
Subtotal Other Investments $2,775,081
Total Investments at Value $119,759,868
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $3,189 $41,469 $41,883 $2,775 278 2.3%
Total Affiliated Short-Term Investments 3,189 2,775 2.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,088 17,390 18,478 – – –
Total Collateral Held for Securities Loaned 1,088 – –
Total Value $4,277 $2,775
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $144
Total Income/Non Cash Income from Affiliated
Investments $144
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (2.7%)
27,151 AMC Networks, Inc.
a
$ 510,167
9,344 ATN International, Inc. 364,136
76,348 Cargurus, Inc.
a
1,844,568
54,884 Cars.com, Inc.
a
1,041,149
94,527 Cinemark Holdings, Inc.
a
1,331,885
38,562 Cogent Communications Holdings 2,933,026
66,432 Consolidated Communications
Holdings, Inc.
a
288,979
52,464 E.W. Scripps Company
a
419,187
107,342 EchoStar Corporation
a
1,778,657
55,108 Gogo, Inc.
a
558,244
37,863 John Wiley and Sons, Inc. 1,201,771
899,008 Lumen Technologies, Inc.
a
1,645,185
14,870 Madison Square Garden Sports
Corporation
a
2,703,812
21,936 Marcus Corporation
b
319,827
46,202 QuinStreet, Inc.
a
592,310
24,331 Scholastic Corporation 917,279
44,789 Shenandoah Telecommunications
Company 968,338
21,321 Shutterstock, Inc. 1,029,378
23,016 TechTarget, Inc.
a
802,338
87,842 Telephone and Data Systems, Inc. 1,611,901
27,575 Thryv Holdings, Inc.
a
561,151
96,339 Tripadvisor, Inc.
a
2,074,179
61,015 Yelp, Inc.
a
2,888,450
Total 28,385,917
Consumer Discretionary (14.7%)
44,872 Abercrombie & Fitch Company
a
3,958,608
66,416 Academy Sports and Outdoors,
Inc. 4,383,456
35,490 Adtalem Global Education, Inc.
a
2,092,136
52,992 Advance Auto Parts, Inc. 3,234,102
104,310 American Axle & Manufacturing
Holdings, Inc.
a
918,971
165,415 American Eagle Outfitters, Inc. 3,500,181
5,175 America's Car-Mart, Inc.
a
392,110
18,336 Asbury Automotive Group, Inc.
a
4,125,050
20,706 BJ's Restaurants, Inc.
a
745,623
77,358 Bloomin' Brands, Inc. 2,177,628
26,985 Boot Barn Holdings, Inc.
a
2,071,369
39,370 Brinker International, Inc.
a
1,699,997
26,521 Buckle, Inc. 1,260,278
29,768 Caleres, Inc. 914,771
6,899 Cavco Industries, Inc.
a
2,391,331
25,199 Century Communities, Inc. 2,296,637
41,623 Cheesecake Factory, Inc. 1,457,221
110,012 Chico's FAS, Inc.
a
833,891
15,463 Chuy's Holdings, Inc.
a
591,151
19,745 Cracker Barrel Old Country Store,
Inc. 1,521,945
114,469 Dana, Inc. 1,672,392
30,614 Dave & Buster's Entertainment,
Inc.
a
1,648,564
39,072 Designer Brands, Inc. 345,787
13,857 Dine Brands Global, Inc. 688,000
25,252 Dorman Products, Inc.
a
2,106,269
20,369 Ethan Allen Interiors, Inc. 650,179
72,996 Foot Locker, Inc. 2,273,825
70,946 Frontdoor, Inc.
a
2,498,718
29,224 Gentherm, Inc.
a
1,530,169
36,259 G-III Apparel Group, Ltd.
a
1,232,081
19,125 Golden Entertainment, Inc. 763,661
22,644 Green Brick Partners, Inc.
a
1,176,129
Shares Common Stock (99.2%) Value
Consumer Discretionary (14.7%) - continued
12,317 Group 1 Automotive, Inc. $ 3,753,483
24,353 Guess ?, Inc. 561,580
311,914 Hanesbrands, Inc.
a
1,391,136
11,886 Haverty Furniture Companies, Inc. 421,953
11,044 Hibbet, Inc. 795,389
21,011 Installed Building Products, Inc. 3,841,231
24,831 iRobot Corporation
a
960,960
17,918 Jack in the Box, Inc. 1,462,646
98,633 Kohl's Corporation 2,828,794
44,554 Kontoor Brands, Inc. 2,781,061
38,363 La-Z-Boy, Inc. 1,416,362
22,567 LCI Industries 2,836,898
163,963 Leslie's, Inc.
a
1,132,984
18,268 LGI Homes, Inc.
a
2,432,567
53,223 M.D.C. Holdings, Inc. 2,940,571
24,816 M/I Homes, Inc.
a
3,418,156
17,766 MarineMax, Inc.
a
691,097
32,760 Meritage Homes Corporation 5,706,792
81,160 Mister Car Wash, Inc.
a,b
701,222
11,894 Monarch Casino & Resort, Inc. 822,470
28,021 Monro, Inc. 822,136
13,957 Movado Group, Inc. 420,804
69,723 National Vision Holdings, Inc.
a
1,459,302
339,558 Newell Brands, Inc. 2,947,363
29,643 ODP Corporation
a
1,668,901
13,084 Oxford Industries, Inc. 1,308,400
29,188 Papa John's International, Inc. 2,225,001
18,540 Patrick Industries, Inc. 1,860,489
58,533 Perdoceo Education Corporation 1,027,840
41,600 Phinia, Inc. 1,260,064
338,147 Sabre Corporation
a
1,487,847
96,031 Sally Beauty Holdings, Inc.
a
1,275,292
33,411 Shake Shack, Inc.
a
2,476,423
16,091 Shoe Carnival, Inc. 486,109
39,997 Signet Jewelers, Ltd. 4,290,078
64,017 Six Flags Entertainment
Corporation 1,605,546
13,244 Sonic Automotive, Inc. 744,445
114,288 Sonos, Inc.
a
1,958,896
16,652 Standard Motor Products, Inc. 662,916
62,493 Steven Madden, Ltd. 2,624,706
19,581 Strategic Education, Inc. 1,808,697
35,417 Stride, Inc.
a
2,102,707
15,793 Sturm, Ruger & Company, Inc. 717,792
126,603 Topgolf Callaway Brands
Corporation
a
1,815,487
86,481 Tri Pointe Homes, Inc.
a
3,061,427
39,672 Upbound Group, Inc. 1,347,658
50,428 Urban Outfitters, Inc.
a
1,799,775
68,857 Victoria's Secret & Company
a
1,827,465
51,747 Vista Outdoor, Inc.
a
1,530,159
26,648 Winnebago Industries, Inc. 1,942,106
70,869 Wolverine World Wide, Inc. 630,025
27,159 Worthington Enterprises, Inc. 1,563,001
18,957 XPEL, Inc.
a
1,020,835
Total 151,829,274
Consumer Staples (4.4%)
28,271 Andersons, Inc. 1,626,713
70,060 B&G Foods, Inc. 735,630
15,826 Calavo Growers, Inc. 465,443
36,221 Cal-Maine Foods, Inc. 2,078,723
8,489 Central Garden & Pet Company
a
425,384
36,531 Central Garden & Pet Company,
Class A
a
1,608,825

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Consumer Staples (4.4%) - continued
31,457 Chefs' Warehouse, Inc.
a
$ 925,779
49,187 e.l.f. Beauty, Inc.
a
7,099,652
45,277 Edgewell Personal Care Company 1,658,496
59,240 Energizer Holdings, Inc. 1,876,723
30,015 Fresh Del Monte Produce, Inc. 787,894
79,938 Hain Celestial Group, Inc.
a
875,321
15,959 Inter Parfums, Inc. 2,298,256
13,751 J & J Snack Foods Corporation 2,298,342
7,996 John B. Sanfilippo & Son, Inc. 823,908
9,707 Medifast, Inc. 652,505
13,929 MGP Ingredients, Inc. 1,372,285
20,796 National Beverage Corporation
a
1,033,977
44,027 Nu Skin Enterprises, Inc. 855,004
22,308 PriceSmart, Inc. 1,690,500
80,767 Simply Good Foods Company
a
3,198,373
30,853 SpartanNash Company 708,076
15,392 Tootsie Roll Industries, Inc. 511,630
44,842 TreeHouse Foods, Inc.
a
1,858,701
52,937 United Natural Foods, Inc.
a
859,168
21,884 Universal Corporation 1,473,231
9,887 USANA Health Sciences, Inc.
a
529,943
118,106 Vector Group, Ltd. 1,332,236
12,080 WD-40 Company 2,887,966
58,754 WK Kellogg Company 772,028
Total 45,320,712
Energy (4.2%)
122,373 Archrock, Inc. 1,884,544
21,394 Bristow Group, Inc.
a
604,808
57,477 California Resources Corporation 3,142,842
49,521 Callon Petroleum Company
a
1,604,480
81,874 Comstock Resources, Inc.
b
724,585
24,869 CONSOL Energy, Inc. 2,500,081
41,635 Core Laboratories, Inc. 735,274
25,978 CVR Energy, Inc. 787,134
30,395 Dorian LPG, Ltd. 1,333,429
30,453 Dril-Quip, Inc.
a
708,641
53,029 Green Plains, Inc.
a
1,337,391
126,238 Helix Energy Solutions Group, Inc.
a
1,297,727
88,597 Helmerich & Payne, Inc. 3,208,983
136,721 Liberty Energy, Inc. 2,480,119
7,928 Nabors Industries, Ltd.
a
647,163
81,500 Northern Oil and Gas, Inc. 3,021,205
89,754 Oceaneering International, Inc.
a
1,909,965
56,930 Oil States International, Inc.
a
386,555
49,597 Par Pacific Holdings, Inc.
a
1,803,843
286,310 Patterson-UTI Energy, Inc. 3,092,148
75,638 ProPetro Holding Corporation
a
633,847
13,570 REX American Resources
Corporation
a
641,861
75,811 RPC, Inc. 551,904
103,645 SM Energy Company 4,013,134
89,558 Talos Energy, Inc.
a
1,274,410
68,750 U.S. Silica Holdings, Inc.
a
777,563
22,082 Vital Energy, Inc.
a
1,004,510
53,645 World Kinect Corporation 1,222,033
Total 43,330,179
Financials (18.4%)
40,272 Ambac Financial Group, Inc.
a
663,683
55,630 American Equity Investment Life
Holding Company
a
3,104,154
57,839 Ameris Bancorp 3,068,359
17,093 AMERISAFE, Inc. 799,611
Shares Common Stock (99.2%) Value
Financials (18.4%) - continued
115,885 Apollo Commercial Real Estate
Finance, Inc. $ 1,360,490
167,970 Arbor Realty Trust, Inc. 2,549,785
43,658 ARMOUR Residential REIT, Inc. 843,473
61,020 Artisan Partners Asset
Management, Inc. 2,695,864
48,436 Assured Guaranty, Ltd. 3,624,466
66,845 Atlantic Union Bankshares
Corporation 2,442,516
45,785 Axos Financial, Inc.
a
2,499,861
14,716 B. Riley Financial, Inc.
b
308,889
116,547 Banc of California, Inc. 1,565,226
12,907 BancFirst Corporation 1,256,238
47,812 Bancorp, Inc.
a
1,843,631
35,421 Bank of Hawaii Corporation
b
2,566,606
66,308 BankUnited, Inc. 2,150,368
30,607 Banner Corporation 1,639,311
38,204 Berkshire Hills Bancorp, Inc. 948,605
153,531 Blackstone Mortgage Trust, Inc. 3,265,604
43,958 Bread Financial Holdings, Inc. 1,447,976
28,850 BrightSphere Investment Group 552,766
79,187 Brookline Bancorp, Inc. 863,930
112,650 Capitol Federal Financial, Inc. 726,592
64,736 Cathay General Bancorp 2,885,284
24,097 Central Pacific Financial
Corporation 474,229
13,216 City Holding Company 1,457,196
47,571 Community Bank System, Inc. 2,478,925
25,193 Customers Bancorp, Inc.
a
1,451,621
117,953 CVB Financial Corporation 2,381,471
31,133 Dime Community Bancshares, Inc. 838,412
22,041 Donnelley Financial Solutions, Inc.
a
1,374,697
26,666 Eagle Bancorp, Inc. 803,713
69,947 Ellington Financial, Inc.
b
889,026
22,919 Employers Holdings, Inc. 903,009
20,966 Encore Capital Group, Inc.
a
1,064,024
26,616 Enova International, Inc.
a
1,473,462
58,629 EVERTEC, Inc. 2,400,271
46,427 EZCORP, Inc.
a
405,772
31,306 FB Financial Corporation 1,247,544
153,757 First Bancorp/Puerto Rico 2,529,303
36,615 First Bancorp/Southern Pines, NC 1,355,121
90,989 First Commonwealth Financial
Corporation 1,404,870
84,761 First Financial Bancorp 2,013,074
113,712 First Hawaiian, Inc. 2,599,456
73,133 Franklin BSP Realty Trust, Inc. 988,027
146,307 Fulton Financial Corporation 2,408,213
401,881 Genworth Financial, Inc.
a
2,684,565
21,787 Goosehead Insurance, Inc.
a
1,651,455
40,195 Green Dot Corporation
a
397,930
27,083 Hanmi Financial Corporation 525,410
99,058 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,732,020
5,357 HCI Group, Inc. 468,202
31,100 Heritage Financial Corporation 665,229
41,231 Hilltop Holdings, Inc. 1,451,743
107,026 Hope Bancorp, Inc. 1,292,874
36,387 Horace Mann Educators
Corporation 1,189,855
39,076 Independent Bank Corporation 2,571,592
32,004 Independent Bank Group, Inc. 1,628,364
63,048 Jackson Financial, Inc. 3,228,058
51,882 KKR Real Estate Finance Trust,
Inc. 686,399

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Financials (18.4%) - continued
22,662 Lakeland Financial Corporation $ 1,476,656
151,182 Lincoln National Corporation 4,077,379
23,683 Mercury General Corporation 883,613
59,404 Moelis & Company 3,334,347
58,686 Mr. Cooper Group, Inc.
a
3,821,632
33,648 National Bank Holdings
Corporation 1,251,369
75,431 Navient Corporation 1,404,525
41,959 NBT Bancorp, Inc. 1,758,502
59,618 NCR Atleos Corporation
a
1,448,121
80,806 New York Mortgage Trust, Inc. 689,275
72,249 NMI Holdings, Inc.
a
2,144,350
35,252 Northfield Bancorp, Inc. 443,470
113,260 Northwest Bancshares, Inc. 1,413,485
41,932 OFG Bancorp 1,571,611
85,454 Pacific Premier Bancorp, Inc. 2,487,566
22,037 Palomar Holdings, Inc.
a
1,223,053
12,781 Park National Corporation 1,698,084
23,332 Pathward Financial, Inc. 1,234,963
232,127 Payoneer Global, Inc.
a
1,209,382
77,310 PennyMac Mortgage Investment
Trust 1,155,784
13,405 Piper Sandler Companies 2,344,132
19,872 PJT Partners, Inc. 2,024,361
34,969 PRA Group, Inc.
a
916,188
11,135 Preferred Bank/Los Angeles, CA 813,412
45,417 ProAssurance Corporation 626,300
39,851 PROG Holdings, Inc.
a
1,231,794
67,313 Provident Financial Services, Inc. 1,213,653
136,477 Radian Group, Inc. 3,896,418
141,107 Ready Capital Corporation 1,446,347
105,714 Redwood Trust, Inc. 783,341
50,027 Renasant Corporation 1,684,909
34,070 S&T Bancorp, Inc. 1,138,619
13,181 Safety Insurance Group, Inc. 1,001,624
75,875 Seacoast Banking Corporation of
Florida 2,159,402
43,655 ServisFirst Bancshares, Inc. 2,908,733
111,535 Simmons First National
Corporation 2,212,854
80,636 SiriusPoint, Ltd.
a
935,378
25,562 Southside Bancshares, Inc. 800,602
41,765 Stellar Bancorp, Inc. 1,162,738
24,382 Stewart Information Services
Corporation 1,432,442
23,904 StoneX Group, Inc.
a
1,764,832
11,125 Tompkins Financial Corporation 670,059
19,302 Triumph Financial, Inc.
a
1,547,634
31,837 Trupanion, Inc.
a,b
971,347
16,952 TrustCo Bank Corporation NY 526,360
54,418 Trustmark Corporation 1,517,174
85,711 Two Harbors Investment
Corporation 1,193,954
106,020 United Community Banks, Inc. 3,102,145
18,911 United Fire Group, Inc. 380,489
48,405 Veritex Holdings, Inc. 1,126,384
6,018 Virtus Investment Partners, Inc. 1,454,912
57,686 WaFd, Inc. 1,901,331
29,807 Walker & Dunlop, Inc. 3,308,875
23,746 Westamerica Bancorporation 1,339,512
98,396 WisdomTree, Inc. 681,884
3,028 World Acceptance Corporation
a
395,245
54,117 WSFS Financial Corporation 2,485,594
Total 189,616,565
Shares Common Stock (99.2%) Value
Health Care (10.3%)
72,920 AdaptHealth Corporation
a
$ 531,587
14,449 Addus HomeCare Corporation
a
1,341,590
31,241 Agiliti, Inc.
a
247,429
148,704 Alkermes plc
a
4,125,049
33,673 AMN Healthcare Services, Inc.
a
2,521,434
33,297 Amphastar Pharmaceuticals, Inc.
a
2,059,419
13,434 ANI Pharmaceuticals, Inc.
a
740,751
37,023 Apollo Medical Holdings, Inc.
a
1,417,981
48,026 Arcus Biosciences, Inc.
a
917,297
34,749 Artivion, Inc.
a
621,312
41,702 Avanos Medical, Inc.
a
935,376
30,996 BioLife Solutions, Inc.
a
503,685
89,299 Catalyst Pharmaceuticals, Inc.
a
1,501,116
95,431 Certara, Inc.
a
1,678,631
29,059 Collegium Pharmaceutical, Inc.
a
894,436
27,402 CONMED Corporation 3,000,793
80,412 Corcept Therapeutics, Inc.
a
2,611,782
8,079 CorVel Corporation
a
1,997,210
29,443 Cross Country Healthcare, Inc.
a
666,590
88,171 Cytek Biosciences, Inc.
a
804,120
87,374 Cytokinetics, Inc.
a
7,294,855
115,182 Dynavax Technologies
Corporation
a
1,610,244
51,062 Embecta Corporation 966,604
44,670 Enhabit, Inc.
a
462,334
50,303 Ensign Group, Inc. 5,644,500
79,128 Fortrea Holdings, Inc.
a
2,761,567
17,956 Fulgent Genetics, Inc.
a
519,108
43,413 Glaukos Corporation
a
3,450,899
29,228 Harmony Biosciences Holdings,
Inc.
a
944,064
21,319 HealthStream, Inc. 576,253
18,069 ICU Medical, Inc.
a
1,802,202
50,254 Innoviva, Inc.
a
806,074
29,697 Integer Holdings Corporation
a
2,942,379
122,428 Ironwood Pharmaceuticals, Inc.
a
1,400,576
17,656 LeMaitre Vascular, Inc. 1,002,155
14,605 Ligand Pharmaceuticals, Inc.
a
1,043,089
51,460 Merit Medical Systems, Inc.
a
3,908,902
4,564 Mesa Laboratories, Inc. 478,170
10,998 ModivCare, Inc.
a
483,802
79,011 Myriad Genetics, Inc.
a
1,512,271
12,017 National HealthCare Corporation 1,110,611
113,582 NeoGenomics, Inc.
a
1,837,757
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
40,516 Omnicell, Inc.
a
1,524,617
65,480 OraSure Technologies, Inc.
a
536,936
227,765 Organon & Company 3,284,371
68,168 Owens & Minor, Inc.
a
1,313,597
41,380 Pacira Pharmaceuticals, Inc.
a
1,396,161
73,807 Pediatrix Medical Group, Inc.
a
686,405
18,123 Phibro Animal Health Corporation 209,864
106,637 Premier, Inc. 2,384,403
44,214 Prestige Consumer Healthcare,
Inc.
a
2,706,781
91,528 Privia Health Group, Inc.
a
2,107,890
53,845 RadNet, Inc.
a
1,872,191
36,064 REGENXBIO, Inc.
a
647,349
48,738 Schrodinger, Inc./United States
a
1,744,820
93,684 Select Medical Holdings
Corporation 2,201,574
14,213 Simulations Plus, Inc. 636,032

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Health Care (10.3%) - continued
43,500 STAAR Surgical Company
a
$ 1,357,635
48,682 Supernus Pharmaceuticals, Inc.
a
1,408,857
57,990 Tandem Diabetes Care, Inc.
a
1,715,344
13,355 U.S. Physical Therapy, Inc. 1,243,885
6,262 UFP Technologies, Inc.
a
1,077,314
36,115 Varex Imaging Corporation
a
740,357
97,359 Veradigm Inc.
a
1,021,296
42,527 Vericel Corporation
a
1,514,386
76,716 Vir Biotechnology, Inc.
a
771,763
54,244 Xencor, Inc.
a
1,151,600
Total 106,931,434
Industrials (17.3%)
118,900 3D Systems Corporation
a
755,015
60,088 AAON, Inc. 4,438,701
29,878 AAR Corporation
a
1,864,387
58,394 ABM Industries, Inc. 2,617,803
23,426 AeroVironment, Inc.
a
2,952,613
9,205 Alamo Group, Inc. 1,934,799
114,105 Alaska Air Group, Inc.
a
4,458,082
27,797 Albany International Corporation 2,730,221
13,445 Allegiant Travel Company 1,110,692
14,632 American Woodmark Corporation
a
1,358,581
19,668 Apogee Enterprises, Inc. 1,050,468
34,538 Applied Industrial Technologies,
Inc. 5,964,367
21,085 ArcBest Corporation 2,534,628
43,449 Arcosa, Inc. 3,590,625
39,368 Armstrong World Industries, Inc. 3,870,662
20,262 Astec Industries, Inc. 753,746
22,346 AZZ, Inc. 1,298,079
45,155 Barnes Group, Inc. 1,473,408
35,278 Boise Cascade Company 4,563,562
39,943 Brady Corporation 2,344,255
101,231 CoreCivic, Inc.
a
1,470,886
25,308 CSG Systems International, Inc. 1,346,639
38,934 Deluxe Corporation 835,134
11,820 DXP Enterprises, Inc.
a
398,334
26,138 Dycom Industries, Inc.
a
3,008,222
14,058 Encore Wire Corporation 3,002,789
48,423 Enerpac Tool Group Corporation 1,505,471
18,630 EnPro, Inc. 2,920,066
71,138 Enviri Corporation
a
640,242
22,975 ESCO Technologies, Inc. 2,688,764
54,292 Federal Signal Corporation 4,166,368
10,286 Forrester Research, Inc.
a
275,768
22,867 Forward Air Corporation 1,437,648
35,349 Franklin Electric Company, Inc. 3,416,481
108,745 GEO Group, Inc.
a
1,177,708
27,121 Gibraltar Industries, Inc.
a
2,142,017
36,172 GMS, Inc.
a
2,981,658
39,148 Granite Construction, Inc. 1,991,067
27,714 Greenbrier Companies, Inc. 1,224,405
36,492 Griffon Corporation 2,224,187
112,349 Hayward Holdings, Inc.
a
1,527,946
65,805 Healthcare Services Group, Inc.
a
682,398
40,843 Heartland Express, Inc. 582,421
17,930 Heidrick & Struggles International,
Inc. 529,473
62,300 Hillenbrand, Inc. 2,981,055
41,506 HNI Corporation 1,736,196
27,795 Hub Group, Inc.
a
2,555,472
17,335 Insteel Industries, Inc. 663,757
51,778 Interface, Inc. 653,438
296,986 JetBlue Airways Corporation
a
1,648,272
Shares Common Stock (99.2%) Value
Industrials (17.3%) - continued
28,371 John Bean Technologies
Corporation $ 2,821,496
25,146 Kaman Corporation 602,247
96,252 KAR Auction Services, Inc.
a
1,425,492
28,474 Kelly Services, Inc. 615,608
70,932 Kennametal, Inc. 1,829,336
46,964 Korn Ferry 2,787,313
9,811 Lindsay Corporation 1,267,189
19,964 Liquidity Services, Inc.
a
343,580
51,441 Marten Transport, Ltd. 1,079,232
112,955 Masterbrand, Inc.
a
1,677,382
31,130 Matson, Inc. 3,411,848
27,149 Matthews International Corporation 995,011
46,482 Mercury Systems, Inc.
a
1,699,847
65,479 MillerKnoll, Inc. 1,746,980
25,619 Moog, Inc. 3,709,119
101,163 Mueller Industries, Inc. 4,769,836
14,890 MYR Group, Inc.
a
2,153,541
4,670 National Presto Industries, Inc. 374,908
94,749 NOW, Inc.
a
1,072,559
11,332 NV5 Global, Inc.
a
1,259,212
50,836 PGT Innovations, Inc.
a
2,069,025
136,698 Pitney Bowes, Inc. 601,471
8,138 Powell Industries, Inc. 719,399
22,977 Proto Labs, Inc.
a
895,184
29,393 Quanex Building Products
Corporation 898,544
130,097 Resideo Technologies, Inc.
a
2,448,426
28,526 Resources Connection, Inc. 404,213
54,893 Rush Enterprises, Inc. 2,761,118
104,257 RXO, Inc.
a
2,425,018
36,484 SkyWest, Inc.
a
1,904,465
40,676 SPX Technologies, Inc.
a
4,108,683
10,604 Standex International Corporation 1,679,462
34,731 Sun Country Airlines Holdings,
Inc.
a
546,319
76,494 SunPower Corporation
a
369,466
16,645 Tennant Company 1,542,825
45,083 Titan International, Inc.
a
670,835
72,953 Trinity Industries, Inc. 1,939,820
68,485 Triumph Group, Inc.
a
1,135,481
27,748 TrueBlue, Inc.
a
425,654
16,903 TTEC Holdings, Inc. 366,288
13,460 UniFirst Corporation/MA 2,461,969
148,199 Verra Mobility Corporation
a
3,413,023
116,486 Vestis Corporation 2,462,514
18,640 Viad Corporation
a
674,768
20,110 Vicor Corporation
a
903,743
41,067 Wabash National Corporation 1,052,137
Total 178,600,562
Information Technology (12.1%)
62,099 A10 Networks, Inc. 817,844
96,881 ACI Worldwide, Inc.
a
2,964,559
95,499 Adeia, Inc. 1,183,233
63,114 Adtran Holdings, Inc. 463,257
33,220 Advanced Energy Industries, Inc. 3,618,322
18,087 Agilysys, Inc.
a
1,534,139
44,543 Alarm.com Holdings, Inc.
a
2,878,369
20,054 Alpha and Omega Semiconductor,
Ltd.
a
522,607
84,322 Arlo Technologies, Inc.
a
802,745
29,180 Axcelis Technologies, Inc.
a
3,784,354
26,150 Badger Meter, Inc. 4,036,775
31,795 Benchmark Electronics, Inc. 878,814

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Information Technology (12.1%) - continued
35,940 Cerence, Inc.
a
$ 706,580
20,995 CEVA, Inc.
a
476,796
42,331 Cohu, Inc.
a
1,498,094
15,873 Consensus Cloud Solutions, Inc.
a
416,031
38,540 Corsair Gaming, Inc.
a
543,414
27,764 CTS Corporation 1,214,397
32,051 Digi International, Inc.
a
833,326
81,246 Digital Turbine, Inc.
a
557,348
40,934 Diodes, Inc.
a
3,296,006
124,206 DoubleVerify Holdings, Inc.
a
4,568,297
172,552 DXC Technology Company
a
3,946,264
44,320 Envestnet, Inc.
a
2,194,726
23,999 ePlus, Inc.
a
1,916,080
115,496 Extreme Networks, Inc.
a
2,037,349
32,374 Fabrinet
a
6,161,743
69,363 FormFactor, Inc.
a
2,893,131
99,970 Harmonic, Inc.
a
1,303,609
26,180 Ichor Holdings, Ltd.
a
880,433
24,674 Insight Enterprises, Inc.
a
4,371,986
22,903 InterDigital, Inc. 2,485,892
40,538 Itron, Inc.
a
3,061,024
80,426 Knowles Corporation
a
1,440,430
50,322 Kulicke and Soffa Industries, Inc. 2,753,620
58,378 LiveRamp Holding, Inc.
a
2,211,359
66,136 MaxLinear, Inc.
a
1,572,053
32,088 Methode Electronics, Inc. 729,360
61,941 N-able, Inc.
a
820,718
119,537 NCR Voyix Corporation
a
2,021,371
63,263 NetScout Systems, Inc.
a
1,388,623
13,927 OSI Systems, Inc.
a
1,797,279
10,066 PC Connection, Inc. 676,536
27,275 PDF Solutions, Inc.
a
876,619
30,985 Perficient, Inc.
a
2,039,433
55,735 Photronics, Inc.
a
1,748,407
24,488 Plexus Corporation
a
2,647,887
38,820 Progress Software Corporation 2,107,926
14,930 Rogers Corporation
a
1,971,805
50,994 Sanmina Corporation
a
2,619,562
22,248 ScanSource, Inc.
a
881,243
57,184 Semtech Corporation
a
1,252,901
15,408 SiTime Corporation
a
1,881,009
46,264 SMART Global Holdings, Inc.
a
875,778
50,623 SolarEdge Technologies, Inc.
a,b
4,738,313
32,701 SPS Commerce, Inc.
a
6,338,762
91,108 TTM Technologies, Inc.
a
1,440,417
39,948 Ultra Clean Holdings, Inc.
a
1,363,825
50,205 Veeco Instruments, Inc.
a
1,557,861
66,567 ViaSat, Inc.
a,b
1,860,548
198,171 Viavi Solutions, Inc.
a
1,995,582
100,757 Xerox Holdings Corporation 1,846,876
38,732 Xperi, Inc.
a
426,827
Total 124,730,474
Materials (5.6%)
24,018 AdvanSix, Inc. 719,579
113,681 Allegheny Technologies, Inc.
a
5,169,075
10,535 Alpha Metallurgical Resources,
Inc. 3,570,522
28,729 Balchem Corporation 4,273,439
43,935 Carpenter Technology Corporation 3,110,598
46,110 Century Aluminum Company
a
559,775
14,759 Clearwater Paper Corporation
a
533,095
30,071 Compass Minerals International,
Inc. 761,398
49,009 H.B. Fuller Company 3,989,823
Shares Common Stock (99.2%) Value
Materials (5.6%) - continued
16,857 Hawkins, Inc. $ 1,187,070
11,345 Haynes International, Inc. 647,232
30,025 Ingevity Corporation
a
1,417,780
22,158 Innospec, Inc. 2,730,752
14,270 Kaiser Aluminum Corporation 1,015,881
18,555 Koppers Holdings, Inc. 950,387
18,389 Materion Corporation 2,392,961
48,297 Mativ, Inc. 739,427
39,124 Mercer International, Inc. 370,895
28,999 Minerals Technologies, Inc. 2,067,919
32,801 Myers Industries, Inc. 641,260
138,171 O-I Glass, Inc.
a
2,263,241
8,730 Olympic Steel, Inc. 582,291
12,340 Quaker Chemical Corporation 2,633,603
128,704 Sealed Air Corporation 4,700,270
37,648 Sensient Technologies Corporation 2,484,768
18,934 Stepan Company 1,790,210
74,633 SunCoke Energy, Inc. 801,558
31,474 Sylvamo Corporation 1,545,688
34,224 TimkenSteel Corporation
a
802,553
46,353 Warrior Met Coal, Inc. 2,826,142
27,146 Worthington Steel, Inc.
a
762,803
Total 58,041,995
Real Estate (7.5%)
84,956 Acadia Realty Trust 1,443,402
64,635 Alexander & Baldwin, Inc. 1,229,358
43,289 American Assets Trust, Inc. 974,435
98,453 Anywhere Real Estate, Inc.
a
798,454
189,613 Apple Hospitality REIT, Inc. 3,149,472
60,060 Armada Hoffler Properties, Inc. 742,942
153,353 Brandywine Realty Trust 828,106
106,138 CareTrust REIT, Inc. 2,375,368
13,413 Centerspace 780,637
43,537 Chatham Lodging Trust 466,717
22,594 Community Healthcare Trust, Inc. 601,904
149,850 Cushman and Wakefield plc
a
1,618,380
186,794 DiamondRock Hospitality
Company 1,753,996
148,577 Douglas Emmett, Inc. 2,154,366
84,832 Easterly Government Properties,
Inc. 1,140,142
78,266 Elme Communities 1,142,684
139,030 Essential Properties Realty Trust,
Inc. 3,553,607
68,523 eXp World Holdings, Inc.
b
1,063,477
80,700 Four Corners Property Trust, Inc. 2,041,710
42,735 Getty Realty Corporation 1,248,717
174,462 Global Net Lease, Inc. 1,735,897
94,181 Highwoods Properties, Inc. 2,162,396
113,028 Hudson Pacific Properties, Inc. 1,052,291
24,986 Innovative Industrial Properties,
Inc. 2,519,089
77,601 JBG SMITH Properties 1,319,993
105,577 Kennedy-Wilson Holdings, Inc. 1,307,043
36,901 LTC Properties, Inc. 1,185,260
260,761 LXP Industrial Trust 2,586,749
191,981 Macerich Company 2,962,267
21,206 Marcus and Millichap, Inc. 926,278
20,361 NexPoint Residential Trust, Inc. 701,029
129,424 Outfront Media, Inc. 1,806,759
107,377 Pebblebrook Hotel Trust 1,715,884
106,573 Phillips Edison and Company, Inc. 3,887,783
112,278 Retail Opportunity Investments
Corporation 1,575,260

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Real Estate (7.5%) - continued
39,895 Safehold, Inc. $ 933,543
11,521 Saul Centers, Inc. 452,430
147,714 Service Properties Trust 1,261,478
160,405 SITE Centers Corporation 2,186,320
57,401 SL Green Realty Corporation 2,592,803
31,729 St. Joe Company 1,909,451
95,859 Summit Hotel Properties, Inc. 644,172
183,067 Sunstone Hotel Investors, Inc. 1,964,309
93,878 Tanger, Inc. 2,602,298
212,675 Uniti Group, Inc. 1,229,262
11,332 Universal Health Realty Income
Trust 490,109
104,828 Urban Edge Properties 1,918,352
71,494 Veris Residential, Inc. 1,124,601
41,975 Whitestone REIT 515,873
94,500 Xenia Hotels & Resorts, Inc. 1,287,090
Total 77,663,943
Utilities (2.0%)
32,953 American States Water Company 2,650,080
68,941 Avista Corporation 2,463,951
51,425 California Water Service Group 2,667,415
19,298 Chesapeake Utilities Corporation 2,038,448
30,844 Clearway Energy, Inc., Class A 788,989
73,416 Clearway Energy, Inc., Class C 2,013,801
15,867 Middlesex Water Company 1,041,192
32,772 Northwest Natural Holding
Company 1,276,142
37,168 Otter Tail Corporation 3,158,165
25,894 SJW Group 1,692,173
14,345 Unitil Corporation 754,117
Total 20,544,473
Total Common Stock
(cost $758,330,868) 1,024,995,528
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
13,921,995 Thrivent Cash Management Trust 13,921,995
Total Collateral Held for
Securities Loaned
(cost $13,921,995) 13,921,995
Shares
Registered Investment
Companies ( 0.6% ) Value
U.S. Unaffiliated  (0.6%)
61,440 iShares Core S&P Small-Cap ETF 6,650,880
Total 6,650,880
Total Registered Investment
Companies (cost $5,361,290) 6,650,880
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.280%, 1/31/2024
d,e
99,523
100,000 5.240%, 3/12/2024
d,e
98,938
Shares or
Principal
Amount Short-Term Investments (0.1%) Value
Thrivent Core Short-Term Reserve
Fund
63,485 5.730% $ 634,853
Total Short-Term Investments
(cost $833,380) 833,314
Total Investments (cost
$778,447,533) 101.3% $1,046,401,717
Other Assets and Liabilities, Net
(1.3%) (13,152,189)
Total Net Assets 100.0% $1,033,249,528
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 10,532,672
Total lending $10,532,672
Gross amount payable upon return of
collateral for securities loaned $13,921,995
Net amounts due to counterparty $3,389,323
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 327,021,025
Gross unrealized depreciation (67,688,995)
Net unrealized appreciation (depreciation) $ 259,332,030
Cost for federal income tax purposes $ 787,170,376

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 28,385,917 28,385,917 – –
Consumer Discretionary 151,829,274 151,829,274 – –
Consumer Staples 45,320,712 45,320,712 – –
Energy 43,330,179 43,330,179 – –
Financials 189,616,565 189,616,565 – –
Health Care 106,931,434 106,931,432 – 2
Industrials 178,600,562 178,600,562 – –
Information Technology 124,730,474 124,730,474 – –
Materials 58,041,995 58,041,995 – –
Real Estate 77,663,943 77,663,943 – –
Utilities 20,544,473 20,544,473 – –
Registered Investment Companies
U.S. Unaffiliated 6,650,880 6,650,880 – –
Short-Term Investments 198,461 – 198,461 –
Subtotal Investments in Securities $1,031,844,869 $1,031,646,406 $198,461 $2
Other Investments  * Total
Affiliated Short-Term Investments 634,853
Collateral Held for Securities Loaned 13,921,995
Subtotal Other Investments $14,556,848
Total Investments at Value $1,046,401,717
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 100,689 100,689 – –
Total Asset Derivatives $100,689 $100,689 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2023. Investments and/or cash totaling
$198,461 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 March 2024 $ 1,947,011 $ 100,689
Total Futures Long Contracts $ 1,947,011 $ 100,689
Total Futures Contracts $ 1,947,011 $100,689

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2023, for Small Cap Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 100,689
Total Equity Contracts 100,689
Total Asset Derivatives $100,689
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2023, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (20,892)
Total Equity Contracts
(20,892)
Total ($20,892)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2023, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 121,136
Total Equity Contracts 121,136
Total $121,136
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $987,628

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $2,932 $42,812 $45,109 $635 63 0.1%
Total Affiliated Short-Term Investments 2,932 635 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,563 109,989 100,630 13,922 13,922 1.4
Total Collateral Held for Securities Loaned 4,563 13,922 1.4
Total Value $7,495 $14,557
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $20
Total Income/Non Cash Income from Affiliated
Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 102
Total Affiliated Income from Securities Loaned, Net $102
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.6% ) Value
Communications Services (2.2%)
690,130 QuinStreet, Inc.
a
$ 8,847,467
201,391 Ziff Davis, Inc.
a
13,531,461
Total 22,378,928
Consumer Discretionary (9.2%)
67,216 Boot Barn Holdings, Inc.
a
5,159,500
120,420 Brunswick Corporation 11,650,635
162,371 Columbia Sportswear Company 12,914,989
585,114 Cooper-Standard Holdings, Inc.
a
11,433,128
56,776 Grand Canyon Education, Inc.
a
7,496,703
36,973 Meritage Homes Corporation 6,440,697
114,515 Papa John's International, Inc. 8,729,478
190,172 SharkNinja, Inc. 9,731,101
66,103 Skyline Champion Corporation
a
4,908,809
524,726 Stoneridge, Inc.
a
10,268,888
1,423,037 ThredUp, Inc.
a
3,201,833
Total 91,935,761
Consumer Staples (3.2%)
124,504 John B. Sanfilippo & Son, Inc. 12,828,892
381,095 Pilgrim's Pride Corporation
a
10,541,088
312,325 Turning Point Brands, Inc. 8,220,394
Total 31,590,374
Energy (3.7%)
117,138 Chesapeake Energy Corporation 9,012,598
138,867 Matador Resources Company 7,895,977
648,913 NOV, Inc. 13,159,956
315,916 TechnipFMC plc 6,362,548
Total 36,431,079
Financials (15.8%)
598,251 Ally Financial, Inc. 20,890,925
267,480 Bank of N.T. Butterfield & Son, Ltd. 8,562,035
625,668 Bridgewater Bancshares, Inc.
a
8,459,031
819,048 F.N.B. Corporation 11,278,291
271,698 Glacier Bancorp, Inc. 11,226,561
305,823 Heartland Financial USA, Inc. 11,502,003
142,141 Houlihan Lokey, Inc. 17,044,127
43,973 Kinsale Capital Group, Inc. 14,726,998
110,162 Prosperity Bancshares, Inc. 7,461,272
137,457 RLI Corporation 18,298,276
161,716 Triumph Financial, Inc.
a
12,966,389
61,020 Voya Financial, Inc. 4,452,019
156,900 Western Alliance Bancorp 10,322,451
Total 157,190,378
Health Care (7.5%)
295,349 Enovis Corporation
a
16,545,451
327,347 Halozyme Therapeutics, Inc.
a
12,098,745
74,780 Masimo Corporation
a
8,764,964
454,432 Option Care Health, Inc.
a
15,309,814
233,643 Progyny, Inc.
a
8,686,847
91,705 QuidelOrtho Corporation
a
6,758,658
782,516 Viemed Healthcare, Inc.
a
6,142,751
Total 74,307,230
Industrials (22.2%)
438,214 Air Lease Corporation 18,378,695
100,208 ASGN, Inc.
a
9,637,003
676,488 Badger Infrastructure Solutions,
Ltd. 20,783,990
Shares Common Stock (94.6%) Value
Industrials (22.2%) - continued
90,982 Cimpress plc
a
$ 7,283,109
39,705 Curtiss-Wright Corporation 8,845,877
327,560 ExlService Holdings, Inc.
a
10,105,226
323,292 Fluor Corporation
a
12,663,348
242,296 Greenbrier Companies, Inc. 10,704,637
257,793 Helios Technologies, Inc. 11,690,913
933,287 Janus International Group, Inc.
a
12,179,395
120,973 ManpowerGroup, Inc. 9,613,724
755,875 Masterbrand, Inc.
a
11,224,744
177,639 Maximus, Inc. 14,896,807
247,338 Miller Industries, Inc. 10,459,924
70,551 Moog, Inc. 10,214,374
482,283 Schneider National, Inc. 12,274,102
29,625 Simpson Manufacturing Company,
Inc. 5,865,158
152,245 Tennant Company 14,111,589
121,974 Timken Company 9,776,216
Total 220,708,831
Information Technology (15.7%)
93,071 Calix, Inc.
a
4,066,272
155,325 Ciena Corporation
a
6,991,178
291,606 Cohu, Inc.
a
10,319,936
65,830 FormFactor, Inc.
a
2,745,769
640,658 Gilat Satellite Networks, Ltd.
a
3,914,420
136,314 Guidewire Software, Inc.
a
14,863,679
34,433 Insight Enterprises, Inc.
a
6,101,183
690,853 Knowles Corporation
a
12,373,177
39,900 Littelfuse, Inc. 10,675,644
152,622 Plexus Corporation
a
16,503,017
63,276 Silicon Laboratories, Inc.
a
8,369,517
164,124 Sprout Social, Inc.
a
10,083,779
1,611,342 TTM Technologies, Inc.
a
25,475,317
29,101 Universal Display Corporation 5,565,857
225,442 Varonis Systems, Inc.
a
10,208,014
78,413 Workiva, Inc.
a
7,961,272
Total 156,218,031
Materials (6.8%)
237,823 Alcoa Corporation 8,085,982
74,267 Berry Plastics Group, Inc. 5,004,853
99,696 Carpenter Technology Corporation 7,058,477
246,514 Ingevity Corporation
a
11,640,391
851,052 Ivanhoe Mines, Ltd.
a
8,253,287
845,880 Tronox Holdings plc 11,977,661
69,324 United States Lime & Minerals, Inc. 15,968,784
Total 67,989,435
Real Estate (5.9%)
190,466 Agree Realty Corporation 11,989,835
1,452,275 Cushman and Wakefield plc
a
15,684,570
722,650 Independence Realty Trust, Inc. 11,056,545
479,933 National Storage Affiliates Trust 19,902,821
Total 58,633,771
Utilities (2.4%)
94,235 ALLETE, Inc. 5,763,412
80,712 Northwestern Energy Group, Inc. 4,107,434
166,977 Portland General Electric
Company 7,236,783

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Utilities (2.4%) - continued
110,961 Spire, Inc. $ 6,917,309
Total 24,024,938
Total Common Stock
(cost $800,961,459) 941,408,756
Shares
Registered Investment
Companies ( 2.2% ) Value
U.S. Unaffiliated  (2.2%)
60,113 iShares Russell 2000 Index Fund 12,065,280
112,753 SPDR S&P Biotech ETF
b
10,067,716
Total 22,132,996
Total Registered Investment
Companies (cost $21,381,006) 22,132,996
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
9,933,525 Thrivent Cash Management Trust 9,933,525
Total Collateral Held for
Securities Loaned
(cost $9,933,525) 9,933,525
Shares Short-Term Investments ( 3.1% ) Value
Thrivent Core Short-Term Reserve
Fund
3,069,380 5.730% 30,693,803
Total Short-Term Investments
(cost $30,692,546) 30,693,803
Total Investments (cost
$862,968,536) 100.9% $1,004,169,080
Other Assets and Liabilities, Net
(0.9%) (8,981,396)
Total Net Assets 100.0% $995,187,684
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of December 31, 2023:
Securities Lending Transactions
Common Stock $ 9,562,959
Total lending $9,562,959
Gross amount payable upon return of
collateral for securities loaned $9,933,525
Net amounts due to counterparty $370,566
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 175,892,724
Gross unrealized depreciation (37,321,458)
Net unrealized appreciation (depreciation) $ 138,571,266
Cost for federal income tax purposes $ 865,597,814

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,378,928 22,378,928 – –
Consumer Discretionary 91,935,761 91,935,761 – –
Consumer Staples 31,590,374 31,590,374 – –
Energy 36,431,079 36,431,079 – –
Financials 157,190,378 157,190,378 – –
Health Care 74,307,230 74,307,230 – –
Industrials 220,708,831 199,924,841 20,783,990 –
Information Technology 156,218,031 156,218,031 – –
Materials 67,989,435 59,736,148 8,253,287 –
Real Estate 58,633,771 58,633,771 – –
Utilities 24,024,938 24,024,938 – –
Registered Investment Companies
U.S. Unaffiliated 22,132,996 22,132,996 – –
Subtotal Investments in Securities $963,541,752 $934,504,475 $29,037,277 $–
Other Investments  * Total
Affiliated Short-Term Investments 30,693,803
Collateral Held for Securities Loaned 9,933,525
Subtotal Other Investments $40,627,328
Total Investments at Value $1,004,169,080
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
12/31/2023
Shares Held at
12/31/2023
% of Net
Assets
12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $6,349 $227,259 $202,914 $30,694 3,069 3.1%
Total Affiliated Short-Term Investments 6,349 30,694 3.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 133,814 123,880 9,934 9,934 1.0
Total Collateral Held for Securities Loaned – 9,934 1.0
Total Value $6,349 $40,628
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 12/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.730% $– $– $ – $1,015
Total Income/Non Cash Income from Affiliated
Investments $1,015
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 72
Total Affiliated Income from Securities Loaned, Net $72
Total Value $– $– $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2023
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $833,684,311 $129,006,328 $302,480,305 $553,762,626
Investments in affiliated securities at cost $905,291,500 $5,983,001 $91,941,198 $116,297,149
Investments in unaffiliated securities at value (#) 1,092,963,047 163,551,360 335,351,184 565,932,505
Investments in affiliated securities at value 980,416,131 5,983,452 90,292,239 107,560,621
Cash 92,981 — 3,771 17,674
Foreign currency — — — —
Initial margin deposit on open futures contracts — — 35,400 23,600
Dividends and interest receivable 2,291,124 150,196 1,782,246 3,949,654
Prepaid expenses 3,713 1,645 1,956 2,289
Receivable for:
Investments sold 2,768,905 107,496 350,505 260,894
Investments sold on a delayed-delivery basis — — 1,112,347 2,386,201
Fund shares sold 191,240 20,933 — —
Expense reimbursements 277,709 — — —
Variation margin on open future contracts 2,522,840 — 249,173 306,295
Variation margin on open swap contracts — — 808 3,240
Total Assets 2,081,527,690 169,815,082 429,179,629 680,442,973
Liabilities
Accrued expenses 53,550 9,283 24,213 25,785
Payable for:
Investments purchased 3,391,162 113,302 281,024 194,328
Investments purchased on a delayed-delivery basis 23,379,774 — 8,197,967 5,638,876
Return of collateral for securities loaned 130,775 848,225 6,133,571 15,475,483
Foreign capital gain tax liability — — — —
Fund shares redeemed 29 — 9,606 225,843
Variation margin on open future contracts 1,203,259 — 89,859 117,731
Investment advisory fees 1,194,177 77,437 191,367 222,078
Administrative service fees 29,002 2,393 5,915 9,438
Director fees 2,264 303 470 770
Director deferred compensation 57,304 14,194 42,476 37,989
Contingent liabilities^ — — — —
Total Liabilities 29,441,296 1,065,137 14,976,468 21,948,321
Net Assets
Capital stock (beneficial interest) 1,613,114,446 128,984,420 380,557,822 670,626,700
Distributable earnings/(accumulated loss) 438,971,948 39,765,525 33,645,339 (12,132,048)
Total Net Assets $2,052,086,394 $168,749,945 $414,203,161 $658,494,652
Shares of beneficial interest outstanding 115,315,679 10,681,543 28,336,317 88,068,232
Net asset value per share $17.80 $15.80 $14.62 $7.48
(#) Includes securities on loan of $124,874 $827,151 $5,951,780 $15,008,354
(a) Foreign currency holdings, cost $240,436.
(b) Foreign currency holdings, cost $105,235.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$62,373,548 $36,962,003 $1,186,772,659 $172,282,909 $207,410,903 $788,830,970 $1,361,134,517
$390,779 $289,615 $78,294,662 $18,358,767 $329,729 $81,247,243 $58,477,688
66,437,132 44,006,176 1,466,105,081 165,491,854 276,982,457 754,869,370 1,287,580,871
390,779 289,615 74,733,571 18,380,350 329,729 81,256,837 58,477,688
— 388 348,928 — — 74,875 59,351
246,296
(a)
— 109,042
(b)
— — — —
— — — — — — —
132,377 37,631 2,403,762 886,173 255,020 12,035,779 16,169,843
1,542 1,509 3,093 1,670 1,795 2,375 3,050
— 36,659 2,118,747 — — 13,758 —
— — — — — — —
— — 71,524 — 16,110 3,903 300,029
28,793 3,073 — — 11,598 — —
3,000 — 1,695,830 22,313 — — —
— — — — — 13,436 22,111
67,239,919 44,375,051 1,547,589,578 184,782,360 277,596,709 848,270,333 1,362,612,943
57,323 8,075 64,631 10,373 11,314 19,304 16,396
— 9,409 27,325,269 — — — —
— — — 16,535,276 — 1,209,920 —
— 17,190 3,993,220 — — 60,748,494 26,192,317
351,269 — — — — — —
24,325 24,129 — 159,868 — — —
— 1,103 826,205 2,250 — — 51,844
49,810 7,379 708,084 49,483 190,957 262,658 446,784
941 627 21,353 2,403 3,943 11,163 18,988
303 303 318 303 313 609 630
12,460 3,803 83,925 24,119 12,830 77,551 118,793
— — — — — — —
496,431 72,018 33,023,005 16,784,075 219,357 62,329,699 26,845,752
56,442,031 37,651,735 1,170,160,757 190,107,496 192,089,050 927,755,283 1,516,574,266
10,301,457 6,651,298 344,405,816 (22,109,211) 85,288,302 (141,814,649) (180,807,075)
$66,743,488 $44,303,033 $1,514,566,573 $167,998,285 $277,377,352 $785,940,634 $1,335,767,191
5,085,173 2,770,605 110,309,910 17,014,908 10,710,503 188,579,456 150,750,978
$13.13 $15.99 $13.73 $9.87 $25.90 $4.17 $8.86
$— $16,255 $3,811,348 $— $— $58,629,919 $25,255,363

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2023
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Assets
Investments in unaffiliated securities at cost $1,120,058,891 $148,689,852 $1,444,252,163 $586,875,682
Investments in affiliated securities at cost $62,906,617 $2,930,757 $57,372,527 $3,733,477
Investments in unaffiliated securities at value (#) 1,314,644,638 188,097,710 2,411,467,241 1,665,616,879
Investments in affiliated securities at value 62,906,617 2,930,757 57,372,527 3,733,477
Cash 8,832 4,787 — 8,772
Foreign currency 551,187
(a)
— — —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 6,079,136 635,484 936,210 1,577,628
Prepaid expenses 3,039 1,668 4,037 3,301
Receivable for:
Investments sold — — 14,880,488 —
Fund shares sold — 48,903 17 —
Variation margin on open future contracts 117,395 1,292 — —
Total Assets 1,384,310,844 191,720,601 2,484,660,520 1,670,940,057
Liabilities
Accrued expenses 162,924 34,525 24,031 20,756
Foreign currency overdraft — 11,504
(c)
— —
Payable for:
Investments purchased — — 14,960,395 39,999
Return of collateral for securities loaned 9,592,320 647,880 — 725,400
Foreign capital gain tax liability 554,055 — — —
Fund shares redeemed 131,943 — 218,150 313,349
Variation margin on open future contracts 70,183 — — 13,805
Investment advisory fees 740,735 31,516 824,398 272,987
Administrative service fees 19,282 2,679 35,037 23,719
Director fees 394 303 2,659 1,837
Director deferred compensation 110,360 3,803 168,872 68,548
Expense reimbursements — — — —
Contingent liabilities^ — — — —
Total Liabilities 11,382,196 732,210 16,233,542 1,480,400
Net Assets
Capital stock (beneficial interest) 1,273,476,184 148,672,056 1,312,749,457 563,359,215
Distributable earnings/(accumulated loss) 99,452,464 42,316,335 1,155,677,521 1,106,100,442
Total Net Assets $1,372,928,648 $190,988,391 $2,468,426,978 $1,669,459,657
Shares of beneficial interest outstanding 144,760,522 14,364,674 51,397,622 26,173,594
Net asset value per share $9.48 $13.30 $48.03 $63.78
(#) Includes securities on loan of $9,111,598 $615,336 $— $697,154
(a) Foreign currency holdings, cost $539,169.
(b) Foreign currency holdings, cost $3,233.
(c) Foreign currency holdings, cost $-11,504.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$1,893,045,127 $780,241,349 $44,945,563 $63,222,801 $450,405,242 $1,593,369,431 $45,361,294
$33,115,031 $1,224,708 $974,010 $1,114,942 $7,468,348 $59,153,548 $156,490
2,681,605,822 761,735,313 50,067,657 77,131,262 629,427,291 2,261,379,698 52,017,181
33,119,789 1,224,708 974,010 1,114,942 7,468,348 59,171,909 156,490
— 72,212 — — 34,752 — —
— — 3,269
(b)
— — — —
— — 93,963 — — — —
4,062,022 7,014,070 130,256 20,191 836,924 1,213,327 68,854
4,397 2,440 1,526 1,541 2,130 3,959 1,525
— — — 495,627 566,654 15,536,172 195,682
— 178,829 — 46,293 9,299 147,089 18,192
— — — — — — —
2,718,792,030 770,227,572 51,270,681 78,809,856 638,345,398 2,337,452,154 52,457,924
18,824 12,728 11,107 8,629 15,975 18,647 7,889
— — — — — — —
— — — 816,789 807,302 8,533,342 130,930
— 1,224,708 370,560 183,300 3,129,255 4,084,475 —
— — — — — — —
251,474 — 14,789 — 81,526 — —
— — 3,042 — 55,095 — —
1,350,948 260,006 25,697 48,146 105,096 1,202,717 32,620
38,276 11,050 728 1,091 8,933 32,633 740
651 405 303 303 687 1,223 303
87,794 88,539 4,577 3,803 22,496 127,567 3,803
— — 3,919 1,714 — — 8,296
— — — — — — —
1,747,967 1,597,436 434,722 1,063,775 4,226,365 14,000,604 184,581
1,794,618,864 800,543,704 44,230,721 74,890,366 456,741,848 1,617,646,227 44,686,260
922,425,199 (31,913,568) 6,605,238 2,855,715 177,377,185 705,805,323 7,587,083
$2,717,044,063 $768,630,136 $50,835,959 $77,746,081 $634,119,033 $2,323,451,550 $52,273,343
123,629,230 79,941,974 3,852,209 5,674,911 30,273,970 118,158,939 2,982,680
$21.98 $9.61 $13.20 $13.70 $20.95 $19.66 $17.53
$— $1,192,261 $352,022 $177,983 $3,006,872 $3,970,249 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2023
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Assets
Investments in unaffiliated securities at cost $3,868,836,600 $2,183,276,593 $2,178,400,472
Investments in affiliated securities at cost $4,257,217,655 $3,456,685,804 $1,879,830,928
Investments in unaffiliated securities at value (#) 4,550,521,747 2,731,377,411 2,294,409,748
Investments in affiliated securities at value 4,852,582,314 3,991,638,934 1,988,269,302
Cash 318,507 228,695 411,863
Foreign currency — 4
(a)
—
Initial margin deposit on open futures contracts — — 45,300
Dividends and interest receivable 21,637,008 9,771,835 15,286,120
Prepaid expenses 12,462 9,144 6,690
Receivable for:
Investments sold 7,659,097 5,744,537 1,749,107
Investments sold on a delayed-delivery basis 6,629,819 2,106,712 5,459,857
Fund shares sold — — —
Expense reimbursements 1,483,921 1,331,717 502,448
Variation margin on open future contracts 9,551,455 8,726,292 2,709,158
Variation margin on open swap contracts — — —
Total Assets 9,450,396,330 6,750,935,281 4,308,849,593
Liabilities
Accrued expenses 76,053 70,699 60,815
Payable for:
Investments purchased 9,199,161 7,264,305 2,196,428
Investments purchased on a delayed-delivery basis 101,474,841 34,404,270 79,069,328
Return of collateral for securities loaned 16,700,538 5,993,582 14,564,248
Fund shares redeemed 2,853,757 4,279,168 1,755,291
Variation margin on open future contracts 4,575,784 3,238,782 1,350,155
Investment advisory fees 4,647,241 3,655,259 2,003,096
Administrative service fees 132,688 95,091 60,273
Director fees 10,705 7,585 4,947
Director deferred compensation 310,888 202,455 158,341
Contingent liabilities^ — — —
Total Liabilities 139,981,656 59,211,196 101,222,922
Net Assets
Capital stock (beneficial interest) 7,480,286,465 5,268,821,318 3,833,483,756
Distributable earnings/(accumulated loss) 1,830,128,209 1,422,902,767 374,142,915
Total Net Assets $9,310,414,674 $6,691,724,085 $4,207,626,671
Shares of beneficial interest outstanding 634,183,427 422,986,313 330,346,803
Net asset value per share $14.68 $15.82 $12.74
(#) Includes securities on loan of $16,024,493 $5,761,351 $13,910,377
(a) Foreign currency holdings, cost $4.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$423,847,209 $46,921,372 $149,373,064 $112,476,927 $93,978,121 $763,890,685 $822,342,465
$— $6,224,309 $30,040,537 $904,928 $2,775,081 $14,556,848 $40,626,071
423,847,209
*
44,088,938 143,047,177 157,376,802 116,984,787 1,031,844,869 963,541,752
— 5,573,524 27,547,276 904,928 2,775,081 14,556,848 40,627,328
58,840 — 6,744 — — 26,863 —
— — — — — — —
— — — — — — —
1,884,848 448,656 1,454,867 827,401 57,556 1,314,781 708,339
1,923 1,526 1,676 1,650 1,584 2,546 2,498
— — 2,473 — — 6,947,290 2,877,411
— — 629,330 — — — —
— — — — 485,530 97 14,864
— 4,589 — — 1,198 — —
— — 3,750 — — — —
— 825 1,076 — — — —
425,792,820 50,118,058 172,694,369 159,110,781 120,305,736 1,054,693,294 1,007,772,192
12,197 11,751 15,859 11,872 9,761 18,132 15,062
11,108,169 — — — 472,128 7,030,200 2,006,963
1,600,000 — 1,849,028 — — — —
— 1,256,602 4,208,308 — — 13,921,995 9,933,525
7,537 25,487 52,458 50,870 — 215,249 —
— — — 3,001 — 31,600 —
88,349 22,674 70,344 98,964 78,117 169,018 539,867
6,008 701 2,392 2,243 1,660 14,367 13,898
448 303 303 303 303 1,088 527
— 4,577 14,200 23,799 4,441 42,117 74,666
— — — — — — —
12,822,708 1,322,095 6,212,892 191,052 566,410 21,443,766 12,584,508
412,846,741 55,591,297 196,359,900 105,177,544 110,980,258 772,540,994 870,572,955
123,371 (6,795,334) (29,878,423) 53,742,185 8,759,068 260,708,534 124,614,729
$412,970,112 $48,795,963 $166,481,477 $158,919,729 $119,739,326 $1,033,249,528 $995,187,684
412,830,580 5,160,222 18,533,195 5,836,240 7,809,802 51,003,120 56,001,123
$1.00 $9.46 $8.98 $27.23 $15.33 $20.26 $17.77
$— $1,221,030 $4,060,761 $— $— $10,532,672 $9,562,959

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2023
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $12,147,626 $2,136,660 $2,625,762 $2,577,628
Interest 2,971,939 — 9,931,577 24,379,423
Income from mortgage dollar rolls 12,387 — 10,633 28,292
Affiliated income from securities loaned, net 12,874 5,181 44,306 106,205
Income from affiliated investments 12,169,123 172,347 1,586,115 2,245,773
Non cash income from affiliated investments 13,322,231 — 2,353,997 3,410,915
Foreign tax withholding (40,069) (10,632) (7,131) (4,433)
Total Investment Income 40,596,111 2,303,556 16,545,259 32,743,803
Expenses
Adviser fees 13,292,352 848,943 2,242,243 2,694,916
Administrative service fees 392,814 96,240 139,306 184,534
Audit and legal fees 72,311 36,294 39,403 39,304
Custody fees 104,856 6,379 61,128 73,998
Insurance expenses 9,565 4,292 5,139 6,062
Printing and postage expenses 11,508 2,456 4,400 6,652
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 73,300 10,103 17,144 27,130
Other expenses 37,922 18,092 103,093 108,664
Total Expenses Before Reimbursement 13,999,628 1,027,799 2,616,856 3,146,260
Less:
Reimbursement from adviser (3,171,510) — — —
Total Net Expenses 10,828,118 1,027,799 2,616,856 3,146,260
Net Investment Income/(Loss) 29,767,993 1,275,757 13,928,403 29,597,543
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 23,379,975 4,235,445 3,231,278 (6,668,205)
Affiliated investments 909,112 281 (1,911,109) (4,404,783)
Distributions of realized capital gains from affiliated
investments 22,256,678 — — —
Written option contracts 4,078 — 33,531 123,250
Futures contracts 33,404,801 — (1,635,585) 864,138
Foreign currency forward contracts — — — —
Foreign currency transactions (4,864) (40) (2,608) (1,167)
Swap agreements — — (138,142) (475,027)
Change in net unrealized appreciation/(depreciation) on:
Investments 153,766,875 25,444,553 26,222,549 36,163,379
Affiliated investments 66,668,878 (281) 7,402,522 8,546,758
Written option contracts (2,316) — (19,039) (69,984)
Futures contracts 6,952,161 — 707,596 1,065,857
Foreign currency forward contracts — — — —
Foreign currency transactions 15,194 2,197 6,016 6,545
Swap agreements — — 52,889 133,118
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 307,350,572 29,682,155 33,949,898 35,283,879
Net Increase/(Decrease) in Net Assets Resulting
From Operations $337,118,565 $30,957,912 $47,878,301 $64,881,422
(a) Includes foreign capital gain taxes paid of $398,143.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$2,132,246 $609,323 $24,830,295 $— $4,181,064 $2,241,565 $—
3,835 4,614 12,787,923 5,299,901 — 44,650,077 57,532,411
— — — 21,974 — — —
— 607 80,693 264 — 631,676 183,754
31,259 13,321 1,762,130 939,880 183,095 819,942 2,124,649
— — — — — — —
(265,945) (254) (1,383,110) — (5,429) — —
1,901,395 627,611 38,077,931 6,262,019 4,358,730 48,343,260 59,840,814
619,767 78,064 7,862,021 586,906 2,278,112 3,019,919 5,163,674
81,490 76,636 304,404 98,507 117,104 198,346 289,456
49,708 35,662 64,458 35,629 37,124 38,838 42,050
188,385 4,654 186,286 6,793 7,656 13,829 18,710
4,042 3,938 7,995 4,372 4,685 6,194 8,040
2,868 1,188 7,628 3,304 5,064 10,572 8,704
5,000 5,000 5,000 5,000 5,000 5,000 5,000
10,014 9,666 13,962 10,634 10,894 22,284 25,162
52,162 19,042 80,986 28,409 19,047 53,862 62,092
1,013,436 233,850 8,532,740 779,554 2,484,686 3,368,844 5,622,888
(424,215) (93,335) — — (199,163) — —
589,221 140,515 8,532,740 779,554 2,285,523 3,368,844 5,622,888
1,312,174 487,096 29,545,191 5,482,465 2,073,207 44,974,416 54,217,926
7,432,049
(a)
8,140 41,023,515 (5,956,276) 14,605,109 (16,201,555) (48,544,385)
— — — 15,770 2,505 — 25
— — — — — — —
— — — 41,461 — — —
(52,975) 33,546 28,644,440 (777,662) — — (334,159)
— — — — 118,394 — —
(181,888) — (162,136) — (66,623) — —
— — — — — (36,576) (1,005,970)
(2,745,223) 9,239,967 158,478,083 7,658,693 (5,782,960) 56,716,507 107,379,690
— — 5,101,323 (15,770) (2,505) — (25)
— — — (23,542) — — —
114,370 15,974 12,808,928 622,623 — — 2,932,174
— — — — (78,633) — —
726 — 78,928 — 4,348 — —
— — — — — (786,304) (307,313)
(50,326) — — — — — —
4,516,733 9,297,627 245,973,081 1,565,297 8,799,635 39,692,072 60,120,037
$5,828,907 $9,784,723 $275,518,272 $7,047,762 $10,872,842 $84,666,488 $114,337,963

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2023
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Investment Income
Dividends $46,194,731 $5,582,194 $18,818,509 $25,376,539
Interest 287,248 13,739 — 44,466
Income from mortgage dollar rolls — — — —
Affiliated income from securities loaned, net 203,538 7,320 — 2,875
Income from affiliated investments 3,006,327 223,589 2,443,488 440,048
Foreign tax withholding (4,656,441) (524,968) (28,688) (6,677)
Total Investment Income 45,035,403 5,301,874 21,233,309 25,857,251
Expenses
Adviser fees 8,845,237 345,101 8,557,652 3,042,023
Administrative service fees 300,479 99,334 433,700 330,602
Audit and legal fees 93,106 58,009 46,677 43,536
Custody fees 637,986 68,886 19,946 24,389
Insurance expenses 8,298 4,327 10,221 8,463
Pricing service fees — 95,824 — —
Printing and postage expenses 12,384 2,700 18,144 13,296
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 17,702 9,666 85,874 60,001
Other expenses 181,157 38,442 34,518 32,152
Total Expenses Before Reimbursement 10,101,349 727,289 9,211,732 3,559,462
Less:
Reimbursement from adviser (203,077) — — —
Total Net Expenses 9,898,272 727,289 9,211,732 3,559,462
Net Investment Income/(Loss) 35,137,131 4,574,585 12,021,577 22,297,789
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 28,721,138
(a)
(752,534) 189,372,086 19,086,242
Affiliated investments 40,452 — — —
Futures contracts 3,561,494 208,139 — 789,036
Foreign currency transactions (1,160,113) (16,208) 53 —
Change in net unrealized appreciation/(depreciation) on:
Investments 163,884,461 23,918,767 608,313,522 311,461,374
Affiliated investments (40,452) — — —
Futures contracts 4,651,098 127,306 — 593,800
Foreign currency transactions 267,095 23,421 (53) —
Foreign capital gain tax liability (500,528) — — —
Net Realized and Unrealized Gains/(Losses) 199,424,645 23,508,891 797,685,608 331,930,452
Net Increase/(Decrease) in Net Assets Resulting
From Operations $234,561,776 $28,083,476 $809,707,185 $354,228,241
(a) Includes foreign capital gain taxes paid of  $170,259.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$64,832,240 $190,257 $1,512,094 $286,079 $9,365,455 $24,661,093 $1,160,951
4 28,447,533 1,533 — 39,557 — —
— 17,575 — — — — —
102 43,053 5,532 5,782 79,278 57,489 —
1,597,353 — 32,224 76,992 507,086 2,469,924 42,747
(388,158) — (89,225) (850) — — —
66,041,541 28,698,418 1,462,158 368,003 9,991,376 27,188,506 1,203,698
15,199,868 3,162,070 312,098 507,019 1,171,305 13,652,607 396,703
500,663 204,388 78,843 81,493 169,561 439,824 78,992
50,059 39,319 35,769 35,778 38,675 47,411 35,748
57,818 18,581 20,055 7,974 11,758 27,931 4,984
11,431 6,419 3,986 4,001 5,559 10,317 3,974
— — — — — — —
7,276 4,644 1,012 1,228 9,064 13,332 840
5,000 5,000 5,000 5,000 5,000 5,000 5,000
25,446 17,292 9,706 9,666 22,740 44,415 9,666
32,721 61,344 26,673 17,182 23,391 34,671 18,553
15,890,282 3,519,057 493,142 669,341 1,457,053 14,275,508 554,460
— — (24,996) (94,720) — — (78,416)
15,890,282 3,519,057 468,146 574,621 1,457,053 14,275,508 476,044
50,151,259 25,179,361 994,012 (206,618) 8,534,323 12,912,998 727,654
77,270,081 (8,160,740) 1,299,146 (3,634,429) 10,771,980 28,738,703 248,200
5,347 — — — — 680 —
— (218,760) 87,723 — 301,713 — —
(62,340) — (10,712) — — — (215)
184,485,477 31,616,499 1,633,216 14,225,202 69,292,006 248,379,999 5,410,277
(5,347) — — — — (680) —
— 146,773 15,774 — 394,459 — —
63,715 — 4,120 — — — —
— — — — — — —
261,756,933 23,383,772 3,029,267 10,590,773 80,760,158 277,118,702 5,658,262
$311,908,192 $48,563,133 $4,023,279 $10,384,155 $89,294,481 $290,031,700 $6,385,916

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2023
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Investment Income
Dividends $33,459,549 $25,189,301 $9,768,804
Interest 85,855,924 31,384,967 69,473,222
Income from mortgage dollar rolls 54,712 20,560 48,343
Affiliated income from securities loaned, net 187,164 87,219 121,411
Income from affiliated investments 53,758,755 35,369,031 21,544,446
Non cash income from affiliated investments 79,067,246 57,572,249 45,752,619
Foreign tax withholding (78,394) (60,015) (25,639)
Total Investment Income 252,304,956 149,563,312 146,683,206
Expenses
Adviser fees 54,235,965 42,036,034 24,161,179
Administrative service fees 1,618,063 1,162,380 797,482
Audit and legal fees 114,388 98,271 87,585
Custody fees 141,463 98,749 92,065
Insurance expenses 33,052 23,978 17,937
Pricing service fees — — —
Printing and postage expenses 21,672 21,408 10,552
Transfer agent fees 5,000 5,000 5,000
Directors' fees 358,043 250,884 170,083
Other expenses 154,147 134,026 115,075
Total Expenses Before Reimbursement 56,681,793 43,830,730 25,456,958
Less:
Reimbursement from adviser (16,774,069) (14,937,722) (6,023,477)
Total Net Expenses 39,907,724 28,893,008 19,433,481
Net Investment Income/(Loss) 212,397,232 120,670,304 127,249,725
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 115,474,337 73,095,827 21,498,734
Affiliated investments 10,783,695 (19,072,179) (12,694,563)
Distributions of realized capital gains from affiliated investments 96,748,758 85,049,747 30,405,011
Written option contracts 156,328 62,078 95,156
Futures contracts 123,311,738 88,737,972 28,297,600
Foreign currency transactions (26,429) (13,803) (5,470)
Swap agreements 3,812,207 3,202,922 (171,650)
Change in net unrealized appreciation/(depreciation) on:
Investments 488,712,380 366,853,634 160,195,269
Affiliated investments 288,006,327 312,622,259 109,210,825
Written option contracts (88,766) (35,249) (54,032)
Futures contracts 29,536,784 15,016,297 20,252,332
Foreign currency transactions 64,550 40,859 29,279
Swap agreements (3,977,836) (3,369,431) 229,806
Net Realized and Unrealized Gains/(Losses) 1,152,514,073 922,190,933 357,288,297
Net Increase/(Decrease) in Net Assets Resulting
From Operations $1,364,911,305 $1,042,861,237 $484,538,022

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$455,344 $ 575,525 $345,025 $5,237,212 $613,510 $16,101,223 $11,520,855
18,517,779 1, 741,209 7,991,737 4,319 — 5,475 —
— 6,289 2,504 — — — —
— 22,442 38,455 — 8,099 101,807 72,425
— 211,157 319,960 55,183 143,823 19,936 1,014,883
— 230,490 981,659 — — — —
— — — — (6,124) (13,845) (102,022)
18,973,123 2,787,112 9,679,340 5,296,714 759,308 16,214,596 12,506,141
925,184 286,969 870,121 1,171,108 846,402 1,875,118 6,030,262
132,913 78,870 99,584 96,545 87,986 229,385 225,100
35,909 34,973 35,725 36,423 35,995 40,572 40,397
8,260 19,147 32,546 6,082 13,320 31,610 17,524
4,887 4,001 4,409 4,358 4,107 6,438 6,507
— 30,613 80,122 — — — —
3,644 636 2,288 5,080 1,920 11,048 7,904
5,000 5,000 5,000 5,000 5,000 5,000 5,000
13,430 9,706 10,104 10,621 9,701 36,785 19,882
23,420 17,749 22,357 17,574 17,276 27,665 22,821
1,152,647 487,664 1,162,256 1,352,791 1,021,707 2,263,621 6,375,397
— (70,255) — — (27,185) — —
1,152,647 417,409 1,162,256 1,352,791 994,522 2,263,621 6,375,397
17,820,476 2,369,703 8,517,084 3,943,923 (235,214) 13,950,975 6,130,744
7,557 (3,226,797) (3,866,105) 5,737,563 (8,317,155) (7,470,840) (19,056,540)
— (261,513) (2,035,120) — — — —
— — — — — — —
— — 12,008 — — — —
— — (519,996) 81,518 — (20,892) —
— — — — (946) — (677)
— (39,424) (189,233) — — — —
26,359 4,858,437 9,626,657 4,965,118 18,471,705 136,185,174 123,545,304
— 460,031 3,063,351 — — — —
— — (6,818) — — — —
— — 54,130 42,810 — 121,136 —
— — — — 405 — (134)
— (42,186) 69,049 — — — —
33,916 1,748,548 6,207,923 10,827,009 10,154,009 128,814,578 104,487,953
$17,854,392 $4,118,251 $14,725,007 $14,770,932 $9,918,795 $142,765,553 $110,618,697

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $29,767,993 $19,520,456 $1,275,757 $1,500,442
Net realized gains/(losses) 79,949,780 52,143,949 4,235,686 661,397
Change in net unrealized appreciation/(depreciation) 227,400,792 (455,361,204) 25,446,469 (34,385,430)
Net Change in Net Assets Resulting From Operations
337,118,565 (383,696,799) 30,957,912 (32,223,591)
Distributions to Shareholders
From net investment income/net realized gains (67,126,159) (226,382,928) (2,084,328) (27,556,015)
Total Distributions to Shareholders
(67,126,159) (226,382,928) (2,084,328) (27,556,015)
Capital Stock Transactions
Sold 24,829,384 57,436,385 5,773,356 6,806,669
Distributions reinvested 67,126,159 226,382,928 2,084,328 27,556,015
Redeemed (78,941,359) (48,781,440) (10,883,860) (9,345,107)
Total Capital Stock Transactions 13,014,184 235,037,873 (3,026,176) 25,017,577
Net Increase/(Decrease) in Net Assets 283,006,590 (375,041,854) 25,847,408 (34,762,029)
Net Assets, Beginning of Period 1,769,079,804 2,144,121,658 142,902,537 177,664,566
Net Assets, End of Period $2,052,086,394 $1,769,079,804 $168,749,945 $142,902,537
Capital Stock Share Transactions
Sold 1,519,389 3,351,511 396,164 429,263
Distributions reinvested 4,087,351 14,646,170 143,588 2,109,826
Redeemed (4,773,504) (2,793,527) (758,601) (601,238)
Total Capital Stock Share Transactions
833,236 15,204,154 (218,849) 1,937,851

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio
Emerging Markets Equity
Portfolio ESG Index Portfolio
12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022
$13,928,403 $11,386,483 $29,597,543 $25,318,827 $1,312,174 $533,073 $487,096 $405,284
(422,635) (8,211,921) (10,561,794) (29,441,587) 7,197,186 (493,862) 41,686 (937,019)
34,372,533 (72,166,313) 45,845,673 (102,237,977) (2,680,453) (24,995,031) 9,255,941 (7,927,632)
47,878,301 (68,991,751) 64,881,422 (106,360,737) 5,828,907 (24,955,820) 9,784,723 (8,459,367)
(11,188,315) (44,242,648) (26,229,742) (68,702,107) (2,033,309) (1,566,407) (398,109) (845,568)
(11,188,315) (44,242,648) (26,229,742) (68,702,107) (2,033,309) (1,566,407) (398,109) (845,568)
4,130,830 4,736,468 2,518,434 7,837,548 1,826,737 3,556,551 5,437,588 12,606,354
11,188,315 44,242,648 26,229,742 68,702,107 2,033,309 1,566,407 398,109 845,568
(42,761,945) (37,852,729) (98,545,138) (89,119,479) (8,528,526) (8,093,464) (6,029,937) (3,540,039)
(27,442,800) 11,126,387 (69,796,962) (12,579,824) (4,668,480) (2,970,506) (194,240) 9,911,883
9,247,186 (102,108,012) (31,145,282) (187,642,668) (872,882) (29,492,733) 9,192,374 606,948
404,955,975 507,063,987 689,639,934 877,282,602 67,616,370 97,109,103 35,110,659 34,503,711
$414,203,161 $404,955,975 $658,494,652 $689,639,934 $66,743,488 $67,616,370 $44,303,033 $35,110,659
301,356 296,520 349,145 947,595 142,147 247,927 384,531 890,265
811,347 3,292,599 3,687,422 9,667,639 159,228 120,522 27,271 65,257
(3,088,988) (2,614,335) (13,712,334) (11,703,811) (672,620) (593,915) (428,190) (255,453)
(1,976,285) 974,784 (9,675,767) (1,088,577) (371,245) (225,466) (16,388) 700,069

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Portfolio Government Bond Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $29,545,191 $19,220,561 $5,482,465 $4,000,566
Net realized gains/(losses) 69,505,819 (27,222,722) (6,676,707) (7,806,214)
Change in net unrealized appreciation/(depreciation) 176,467,262 (290,774,529) 8,242,004 (17,140,372)
Net Change in Net Assets Resulting From Operations
275,518,272 (298,776,690) 7,047,762 (20,946,020)
Distributions to Shareholders
From net investment income/net realized gains (17,219,622) (181,296,058) (5,465,877) (3,990,874)
Total Distributions to Shareholders
(17,219,622) (181,296,058) (5,465,877) (3,990,874)
Capital Stock Transactions
Sold 2,226,789 3,234,364 8,716,464 6,981,277
Distributions reinvested 17,219,622 181,296,058 5,465,877 3,990,874
Redeemed (25,264,637) (20,341,309) (16,063,827) (26,619,514)
Total Capital Stock Transactions (5,818,226) 164,189,113 (1,881,486) (15,647,363)
Net Increase/(Decrease) in Net Assets 252,480,424 (315,883,635) (299,601) (40,584,257)
Net Assets, Beginning of Period 1,262,086,149 1,577,969,784 168,297,886 208,882,143
Net Assets, End of Period $1,514,566,573 $1,262,086,149 $167,998,285 $168,297,886
Capital Stock Share Transactions
Sold 176,801 224,566 889,423 665,401
Distributions reinvested 1,363,930 15,910,560 563,281 391,638
Redeemed (2,026,651) (1,600,781) (1,658,891) (2,578,065)
Total Capital Stock Share Transactions
(485,920) 14,534,345 (206,187) (1,521,026)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Healthcare Portfolio High Yield Portfolio Income Portfolio
International Allocation
Portfolio
12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022
$2,073,207 $1,443,181 $44,974,416 $40,784,609 $54,217,926 $47,574,732 $35,137,131 $36,820,858
14,659,385 3,754,321 (16,238,131) (14,904,983) (49,884,489) (59,369,471) 31,162,971 (138,032,461)
(5,859,750) (23,317,632) 55,930,203 (114,164,080) 110,004,526 (247,200,302) 168,261,674 (243,275,733)
10,872,842 (18,120,130) 84,666,488 (88,284,454) 114,337,963 (258,995,041) 234,561,776 (344,487,336)
(5,279,795) (31,375,831) (45,526,276) (41,450,069) (53,626,044) (93,249,096) (34,806,806) (175,097,833)
(5,279,795) (31,375,831) (45,526,276) (41,450,069) (53,626,044) (93,249,096) (34,806,806) (175,097,833)
2,421,979 6,103,959 15,867,077 22,922,020 28,780,131 11,582,878 1,112,872 5,842,966
5,279,795 31,375,831 45,523,479 41,450,069 53,625,259 93,249,096 34,806,806 175,097,833
(26,844,512) (17,206,725) (42,166,210) (91,322,072) (64,263,387) (243,946,440) (372,131,724) (31,429,366)
(19,142,738) 20,273,065 19,224,346 (26,949,983) 18,142,003 (139,114,466) (336,212,046) 149,511,433
(13,549,691) (29,222,896) 58,364,558 (156,684,506) 78,853,922 (491,358,603) (136,457,076) (370,073,736)
290,927,043 320,149,939 727,576,076 884,260,582 1,256,913,269 1,748,271,872 1,509,385,724 1,879,459,460
$277,377,352 $290,927,043 $785,940,634 $727,576,076 $1,335,767,191 $1,256,913,269 $1,372,928,648 $1,509,385,724
97,213 237,589 3,927,884 5,390,588 3,350,801 1,244,465 123,637 594,665
211,940 1,300,369 11,280,020 10,046,198 6,260,515 10,518,838 3,910,701 21,470,171
(1,077,471) (663,508) (10,515,699) (21,565,094) (7,621,699) (25,419,327) (42,399,991) (3,496,672)
(768,318) 874,450 4,692,205 (6,128,308) 1,989,617 (13,656,024) (38,365,653) 18,568,164

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Index Portfolio Large Cap Growth Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $4,574,585 $3,893,545 $12,021,577 $4,494,975
Net realized gains/(losses) (560,603) (179,099) 189,372,139 225,508,476
Change in net unrealized appreciation/(depreciation) 24,069,494 (28,508,097) 608,313,469 (1,144,790,333)
Net Change in Net Assets Resulting From Operations
28,083,476 (24,793,651) 809,707,185 (914,786,882)
Distributions to Shareholders
From net investment income/net realized gains (3,566,633) (4,416,799) (237,707,488) (184,152,589)
Total Distributions to Shareholders
(3,566,633) (4,416,799) (237,707,488) (184,152,589)
Capital Stock Transactions
Sold 10,971,206 9,362,089 20,324,443 14,179,361
Distributions reinvested 3,566,633 4,416,799 237,707,488 184,152,589
Redeemed (1,835,034) (1,069,559) (113,454,143) (123,488,781)
Total Capital Stock Transactions 12,702,805 12,709,329 144,577,788 74,843,169
Net Increase/(Decrease) in Net Assets 37,219,648 (16,501,121) 716,577,485 (1,024,096,302)
Net Assets, Beginning of Period 153,768,743 170,269,864 1,751,849,493 2,775,945,795
Net Assets, End of Period $190,988,391 $153,768,743 $2,468,426,978 $1,751,849,493
Capital Stock Share Transactions
Sold 883,630 799,203 477,457 341,653
Distributions reinvested 282,257 398,574 5,629,171 4,662,657
Redeemed (146,586) (89,822) (2,634,686) (2,649,132)
Total Capital Stock Share Transactions
1,019,301 1,107,955 3,471,942 2,355,178

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022
$22,297,789 $21,029,423 $50,151,259 $48,172,322 $25,179,361 $17,184,152 $994,012 $745,789
19,875,278 9,012,602 77,213,088 125,556,092 (8,379,500) (2,561,053) 1,376,157 (849,975)
312,055,174 (343,680,501) 184,543,845 (292,994,700) 31,763,272 (54,601,620) 1,653,110 (5,910,993)
354,228,241 (313,638,476) 311,908,192 (119,266,286) 48,563,133 (39,978,521) 4,023,279 (6,015,179)
(28,860,404) (35,649,670) (170,861,739) (217,550,631) (25,324,293) (20,866,786) (705,125) (3,816,495)
(28,860,404) (35,649,670) (170,861,739) (217,550,631) (25,324,293) (20,866,786) (705,125) (3,816,495)
10,639,416 27,451,986 10,670,722 97,022,008 8,064,018 24,341,954 2,034,492 8,126,671
28,860,404 35,649,670 170,861,739 217,550,631 25,322,905 20,866,786 705,125 3,816,495
(87,204,882) (53,395,569) (80,465,793) (14,910,703) (91,325,721) (198,646,842) (8,926,378) (4,578,594)
(47,705,062) 9,706,087 101,066,668 299,661,936 (57,938,798) (153,438,102) (6,186,761) 7,364,572
277,662,775 (339,582,059) 242,113,121 (37,154,981) (34,699,958) (214,283,409) (2,868,607) (2,467,102)
1,391,796,882 1,731,378,941 2,474,930,942 2,512,085,923 803,330,094 1,017,613,503 53,704,566 56,171,668
$1,669,459,657 $1,391,796,882 $2,717,044,063 $2,474,930,942 $768,630,136 $803,330,094 $50,835,959 $53,704,566
190,670 505,599 494,922 4,252,754 856,452 2,525,916 161,081 621,591
495,292 685,924 8,486,398 10,948,808 2,683,481 2,203,855 55,691 315,069
(1,504,655) (936,915) (3,880,240) (690,275) (9,691,579) (20,641,640) (703,707) (348,614)
(818,693) 254,608 5,101,080 14,511,287 (6,151,646) (15,911,869) (486,935) 588,046

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Portfolio Mid Cap Index Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $(206,618) $(211,913) $8,534,323 $8,032,660
Net realized gains/(losses) (3,634,429) (7,164,752) 11,073,693 19,221,625
Change in net unrealized appreciation/(depreciation) 14,225,202 (9,798,992) 69,686,465 (113,544,601)
Net Change in Net Assets Resulting From Operations
10,384,155 (17,175,657) 89,294,481 (86,290,316)
Distributions to Shareholders
From net investment income/net realized gains – (395,848) (28,784,021) (58,400,522)
Total Distributions to Shareholders
– (395,848) (28,784,021) (58,400,522)
Capital Stock Transactions
Sold 15,156,842 19,470,058 18,478,387 11,749,743
Distributions reinvested – 395,848 28,784,021 58,400,522
Redeemed (3,264,078) (3,686,487) (31,948,563) (21,810,990)
Total Capital Stock Transactions 11,892,764 16,179,419 15,313,845 48,339,275
Net Increase/(Decrease) in Net Assets 22,276,919 (1,392,086) 75,824,305 (96,351,563)
Net Assets, Beginning of Period 55,469,162 56,861,248 558,294,728 654,646,291
Net Assets, End of Period $77,746,081 $55,469,162 $634,119,033 $558,294,728
Capital Stock Share Transactions
Sold 1,193,798 1,549,713 934,853 581,097
Distributions reinvested – 33,984 1,504,252 3,225,265
Redeemed (260,901) (286,733) (1,636,324) (1,053,216)
Total Capital Stock Share Transactions
932,897 1,296,964 802,781 2,753,146

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022
$12,912,998 $9,153,358 $727,654 $546,998 $212,397,232 $163,596,644 $120,670,304 $89,840,192
28,739,383 109,628,206 247,985 344,314 350,260,634 99,955,604 231,062,564 213,133,386
248,379,319 (574,215,616) 5,410,277 (3,063,128) 802,253,439 (2,115,269,455) 691,128,369 (1,668,569,631)
290,031,700 (455,434,052) 6,385,916 (2,171,816) 1,364,911,305 (1,851,717,207) 1,042,861,237 (1,365,596,053)
(115,583,888) (388,045,009) (912,644) (133,109) (243,173,617) (930,942,279) (277,715,892) (723,646,972)
(115,583,888) (388,045,009) (912,644) (133,109) (243,173,617) (930,942,279) (277,715,892) (723,646,972)
16,770,189 14,320,891 6,767,489 29,129,012 – – 109,189 7,855,227
115,583,888 388,045,009 912,644 133,109 243,173,617 930,942,279 277,715,892 723,646,972
(33,895,478) (138,085,321) (14,065,941) (4,078,572) (1,008,608,020) (858,252,823) (562,781,351) (376,762,678)
98,458,599 264,280,579 (6,385,808) 25,183,549 (765,434,403) 72,689,456 (284,956,270) 354,739,521
272,906,411 (579,198,482) (912,536) 22,878,624 356,303,285 (2,709,970,030) 480,189,075 (1,734,503,504)
2,050,545,139 2,629,743,621 53,185,879 30,307,255 8,954,111,389 11,664,081,419 6,211,535,010 7,946,038,514
$2,323,451,550 $2,050,545,139 $52,273,343 $53,185,879 $9,310,414,674 $8,954,111,389 $6,691,724,085 $6,211,535,010
893,038 689,396 416,649 1,807,395 – – 7,603 519,933
6,316,439 22,043,879 56,740 8,676 17,777,669 71,543,803 18,900,981 51,438,125
(1,813,555) (5,512,659) (871,381) (255,489) (73,590,126) (60,396,078) (38,004,391) (23,921,694)
5,395,922 17,220,616 (397,992) 1,560,582 (55,812,457) 11,147,725 (19,095,807) 28,036,364

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderately Conservative
Allocation Portfolio Money Market Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $127,249,725 $103,896,941 $17,820,476 $4,523,976
Net realized gains/(losses) 67,424,818 (21,269,951) 7,557 (649)
Change in net unrealized appreciation/(depreciation) 289,863,479 (902,579,604) 26,359 (26,359)
Net Change in Net Assets Resulting From Operations
484,538,022 (819,952,614) 17,854,392 4,496,968
Distributions to Shareholders
From net investment income/net realized gains (124,193,177) (329,805,599) (17,741,635) (4,486,354)
Total Distributions to Shareholders
(124,193,177) (329,805,599) (17,741,635) (4,486,354)
Capital Stock Transactions
Sold – 1,107,108 118,196,178 165,453,831
Distributions reinvested 124,193,177 329,805,599 17,741,635 4,486,354
Redeemed (639,710,501) (511,610,877) (62,251,870) (65,821,239)
Total Capital Stock Transactions (515,517,324) (180,698,170) 73,685,943 104,118,946
Net Increase/(Decrease) in Net Assets (155,172,479) (1,330,456,383) 73,798,700 104,129,560
Net Assets, Beginning of Period 4,362,799,150 5,693,255,533 339,171,412 235,041,852
Net Assets, End of Period $4,207,626,671 $4,362,799,150 $412,970,112 $339,171,412
Capital Stock Share Transactions
Sold – 79,039 118,196,178 165,453,831
Distributions reinvested 10,324,566 28,056,623 17,741,635 4,486,354
Redeemed (52,956,402) (40,758,690) (62,251,870) (65,821,239)
Total Capital Stock Share Transactions
(42,631,836) (12,623,028) 73,685,943 104,118,946

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022 12/31/2023 12/31/2022
$2,369,703 $2,525,834 $8,517,084 $8,138,038 $3,943,923 $3,369,057 $(235,214) $(363,659)
(3,527,734) (1,929,241) (6,598,446) (9,392,121) 5,819,081 5,155,389 (8,318,101) (5,740,038)
5,276,282 (9,763,936) 12,806,369 (22,967,275) 5,007,928 (66,763,444) 18,472,110 (17,881,817)
4,118,251 (9,167,343) 14,725,007 (24,221,358) 14,770,932 (58,238,998) 9,918,795 (23,985,514)
(2,624,715) (1,594,569) (8,530,394) (8,239,622) (8,660,063) (6,295,852) – (6,766,335)
(2,624,715) (1,594,569) (8,530,394) (8,239,622) (8,660,063) (6,295,852) – (6,766,335)
1,069,754 16,064,470 1,514,338 8,803,454 2,798,675 6,692,758 21,212,229 20,096,341
2,624,715 1,594,569 8,530,394 8,239,622 8,660,063 6,295,852 – 6,766,335
(12,689,820) (8,184,257) (34,126,190) (35,523,582) (20,068,068) (18,440,197) (4,113,187) (7,589,591)
(8,995,351) 9,474,782 (24,081,458) (18,480,506) (8,609,330) (5,451,587) 17,099,042 19,273,085
(7,501,815) (1,287,130) (17,886,845) (50,941,486) (2,498,461) (69,986,437) 27,017,837 (11,478,764)
56,297,778 57,584,908 184,368,322 235,309,808 161,418,190 231,404,627 92,721,489 104,200,253
$48,795,963 $56,297,778 $166,481,477 $184,368,322 $158,919,729 $161,418,190 $119,739,326 $92,721,489
116,134 1,544,353 173,604 933,786 106,928 201,627 1,458,475 1,350,160
292,444 174,604 975,501 912,450 345,933 220,792 – 509,786
(1,376,554) (878,170) (3,907,152) (3,908,007) (785,901) (606,341) (292,383) (481,017)
(967,976) 840,787 (2,758,047) (2,061,771) (333,040) (183,922) 1,166,092 1,378,929

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
12/31/2023 12/31/2022 12/31/2023 12/31/2022
Operations
Net investment income/(loss) $13,950,975 $11,146,425 $6,130,744 $6,438,125
Net realized gains/(losses) (7,491,732) 15,392,541 (19,057,217) 117,492,647
Change in net unrealized appreciation/(depreciation) 136,306,310 (166,583,473) 123,545,170 (223,843,806)
Net Change in Net Assets Resulting From Operations
142,765,553 (140,044,507) 110,618,697 (99,913,034)
Distributions to Shareholders
From net investment income/net realized gains (35,691,545) (73,395,479) (123,510,401) (157,108,118)
Total Distributions to Shareholders
(35,691,545) (73,395,479) (123,510,401) (157,108,118)
Capital Stock Transactions
Sold 26,811,393 198,314,026 31,096,017 23,260,675
Distributions reinvested 35,691,545 73,395,479 123,510,401 157,108,118
Redeemed (45,236,392) (43,673,677) (11,800,207) (12,333,231)
Total Capital Stock Transactions 17,266,546 228,035,828 142,806,211 168,035,562
Net Increase/(Decrease) in Net Assets 124,340,554 14,595,842 129,914,507 (88,985,590)
Net Assets, Beginning of Period 908,908,974 894,313,132 865,273,177 954,258,767
Net Assets, End of Period $1,033,249,528 $908,908,974 $995,187,684 $865,273,177
Capital Stock Share Transactions
Sold 1,473,171 11,025,639 1,720,674 1,165,573
Distributions reinvested 1,954,502 4,056,030 7,571,148 8,869,650
Redeemed (2,417,193) (2,172,044) (679,443) (605,172)
Total Capital Stock Share Transactions
1,010,480 12,909,625 8,612,379 9,430,051

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-
income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.  Effective April 30, 2023, Partner Emerging Markets
Equity changed its name to Emerging Markets Equity and Partner
Healthcare changed its name to Healthcare.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity. The
Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a
portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private
Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2023, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income,
Limited Maturity Bond, Money Market and Opportunity Income Plus;
and declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the year ended December 31, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the year ended December 31, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, ESG Index,
Emerging Markets Equity, Global Stock, International Allocation,
International Index, Large Cap Index, Low Volatility Equity, Mid
Cap Index, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, Real Estate Securities, and
Small Cap Index used equity futures to manage exposure to the equities market.
During the year ended December 31, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the year ended December 31, 2023, Healthcare used
foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2023, Balanced Income Plus,
Diversified Income Plus, High Yield, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Multidimensional Income, and Opportunity Income Plus
used CDX indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 20,000,000 – 20,000,000 20,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2023, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— Emerging Markets Equity received
proceeds of $107,466.85 on September 19, 2022 in connection with a Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Emerging Markets Equity must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $51,232.27, or 50%
of the gross settlement consideration paid to the Portfolio. This loss contingency has not been accrued as a liability because the amount of the potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Portfolio’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended December 31, 2023, no
Portfolio reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of 12/31/2023, the Portfolios have the following unfunded bank loan commitments:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Balanced Income Plus Portfolio
GTCR W Merger Sub, LLC, Term Loan $249,503
Total $249,503
Thrivent Diversified Income Plus Portfolio
GTCR W Merger Sub, LLC, Term Loan $499,006
Total $499,006
Thrivent High Yield Portfolio
Sinclair Television Group, Inc., Term Loan $1,209,920
Total $1,209,920

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Private Equity Funds
— Typically, when a fund invests in
a Private Fund, the Fund makes a commitment to invest a
specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the
Private Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of December 31, 2023, the unfunded capital commitments
were as follows:
Line of Credit
— Each Portfolio (with the exception of Money
Market) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing
under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 17, 2024 unless extended by mutual agreement of State Street Bank and Trust Company and the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2023.
Recent Accounting Pronouncements
—
In June 2022, the FASB issued Accounting Standards Update No.
2022-03 ("ASU 2022-03") Fair Value Measurement of Equity Securities
Subject to Contractual Sale Restrictions ("Topic 820"). ASU 2022-
03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2023, and allows for early adoption. Management has elected to early adopt the provisions of ASU 2022-03 effective with the current reporting period. The impact of the Funds’ early adoption of these provisions was limited to changes to our valuation policy with respect to use of liquidity discounts and additional financial statement disclosures in the Schedule of Investments for securities within the scope of this guidance detailing primarily the nature and duration of their contractual sale restrictions.
Thrivent Moderate Allocation Portfolio
Cloud Software Group, Inc., Term Loan $550,174
GTCR W Merger Sub, LLC, Term Loan $1,257,911
Total $1,808,085
Thrivent Moderately Aggressive Allocation Portfolio
Cloud Software Group, Inc., Term Loan $178,336
GTCR W Merger Sub, LLC, Term Loan $415,838
Total $594,175
Thrivent Moderately Conservative Allocation Portfolio
Cloud Software Group, Inc., Term Loan $440,621
GTCR W Merger Sub, LLC, Term Loan $1,029,200
Total $1,469,820
Thrivent Opportunity Income Plus Portfolio
GTCR W Merger Sub, LLC, Term Loan $145,543
Total $145,543
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 46,000,000 38,200,000 16.96%
Moderate Allocation 116,000,000 98,000,000 15.52%
Moderately Aggressive
Allocation 102,000,000 86,400,000 15.29%
Moderately Conservative
Allocation 48,000,000 40,800,000 15.00%
312,000,000 263,400,000 15.58%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Emerging Markets (until 4/29/23)  0.950% 0.950%  0.900%   0.850%
Emerging Markets (effective 4/30/23) 0.900% 0.900%  0.900% 0.850%
Healthcare 0.900% 0.850%  0.800%  0.750%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500% 0.500%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Sub-Adviser Fees
— The subadvisory fees stated below are
included in the total investment advisory fees stated in the table above and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Emerging Markets Equity Portfolio (formerly known as Partner
Emerging Markets Equity Portfolio)
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Healthcare Portfolio (formerly known as Partner Healthcare Portfolio)
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Effective April 30, 2023, the Adviser terminated all existing subadvisory agreements for the Portfolios. Transaction fees incurred by the sub-advised Portfolios as a result of the termination of the subadvisory agreements were borne directly by the Advisor.
Expense Reimbursements
— For the year ended December 31,
2023, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended December 31, 2023, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
1
Expense limit changed from 1.20% to 1.15% effective 4/30/2023.
Thrivent has voluntarily agreed to waive advisory fees equal to
0.30% of net assets of Emerging Markets Equity, 0.02% of net assets of Healthcare, and 0.02% of net assets of International Allocation to cover the transaction costs due to termination of the subadvisory agreement.
Expense reimbursements are accrued daily and paid by Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the Portfolios by investing in other open-ended funds are excluded from reimbursements accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for Money Market Portfolio may invest cash in other Portfolios in the Fund, Thrivent Cash Management Trust, and Thrivent Core
Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate
investment advisory fees, Thrivent reimburses an amount equal to any investment advisory fees indirectly incurred by the Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust. There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting
and administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the Portfolios. Each Portfolio pays a fee equal to the sum of $70,000 plus 0.017% of the Portfolio's average daily net assets to Thrivent.
Effective January 1, 2024, the fee increased to the sum of $80,000 plus 0.017% of the Portfolio’s average daily net assets. These fees are accrued daily and paid monthly.  For the year ended December
31, 2023, Thrivent received aggregate fees for accounting and administrative personnel and services of $9,225,022 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the year ended
December 31, 2023, Thrivent Investor Services received $160,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio
Portfolio
Expense
Reimbursement
Expiration
Date
Healthcare 0.05% 4/30/2024
Portfolio
Expense
Limit
Expiration
Date
Emerging Markets Equity
1
1.15% 4/30/2024
ESG Index 0.36% 4/30/2024
Low Volatility Equity 0.90% 4/30/2024
Mid Cap Growth 0.85% 4/30/2024
Mid Cap Value 0.90% 4/30/2024
Multidimensional Income 0.80% 4/30/2024
Small Cap Growth 0.94% 4/30/2024

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $1,055,323 in fees from the Fund for the year ended
December 31, 2023. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the independent Directors
of the Fund and the Adviser.  For the year ended December 31,
2023, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 4/30/2024
Moderate Allocation 0.18% 4/30/2024
Moderately Aggressive Allocation 0.23% 4/30/2024
Moderately Conservative Allocation 0.14% 4/30/2024
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
December 31, 2023, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to the timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, unrealized and
realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, perpetual debt, amortization of callable bonds, and related party transactions.  At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are permanent in
nature.   These permanent differences primarily relate to tax treatment of partnerships, spinoffs, swaps, passive foreign investment companies, perpetual debt, foreign currency transactions, foreign capital gains paid, passthrough short-term gains, net operating losses and callable bonds.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Portfolio
Expense
Reimbursement
Expiration
Date
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $4,115 $(4,115)
Balanced Income Plus 1,332 (1,332)
Diversified Income Plus 1,203 (1,203)
Global Stock 456 (456)
Large Cap Index 2,138 (2,138)
Large Cap Value 4,046 (4,046)
Mid Cap Growth 206,723 (206,723)
Mid Cap Value 5,669 (5,669)
Moderate Allocation 4,283 (4,283)
Moderately Aggressive
Allocation 8,694 (8,694)
Moderately Conservative
Allocation 939 (939)
Real Estate Securities 9,096 (9,096)
Small Cap Growth 239,229 (239,229)
Small Cap Stock 54,811 (54,811)
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $ 47,302,173 $ 68,460,037
All Cap 1,276,846 4,514,880
Balanced Income Plus 13,948,245 –
Diversified Income Plus 29,773,136 –
Emerging Markets Equity 1,781,060 5,236,090
ESG Index 489,318 –
Global Stock 31,222,826 45,431,498
Government Bond 77,325 –
Healthcare 3,275,752 12,824,218
High Yield 587,400 –
Income 310,721 –
International Allocation 43,798,639 –
International Index 5,363,436 –
Large Cap Growth 41,810,613 155,171,726
Large Cap Index 23,560,293 19,113,437
Large Cap Value 47,160,155 78,466,265
Limited Maturity Bond 800,365 –
Low Volatility Equity 1,440,976 390,784

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

At December 31, 2023, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2023, capital loss carryovers utilized by the
Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:
Portfolio
Undistributed
Ordinary Income
#
Undistributed
Long-Term Capital
Gain
Mid Cap Index 8,537,981 10,219,681
Mid Cap Stock 12,911,486 25,564,508
Mid Cap Value 1,112,377 294,097
Moderate Allocation 280,507,026 317,459,756
Moderately Aggressive
Allocation 169,086,908 203,628,477
Moderately Conservative
Allocation 131,138,032 38,786,863
Money Market 112,762 –
Multidimensional Income 2,409,126 –
Opportunity Income Plus 120,087 –
Real Estate Securities 3,944,436 5,962,279
Small Cap Index 13,956,077 –
Small Cap Stock 5,312,183 –
#
Undistributed ordinary income includes income derived from
short-term capital gains, if any.
Portfolio Capital Loss Carryover
Balanced Income Plus $ 8,806,268
Diversified Income Plus 41,340,945
ESG Index 626,985
Government Bond 15,196,576
High Yield 102,659,305
Income 104,990,741
International Allocation 121,520,525
International Index 681,679
Limited Maturity Bond 13,163,744
Mid Cap Growth 10,424,655
Multidimensional Income 5,374,362
Opportunity Income Plus 19,918,106
Small Cap Growth 13,498,009
Small Cap Index 12,067,023
Small Cap Stock 19,184,101
Portfolio
Capital Loss
Carryover
Balanced Income Plus $8,988
Emerging Markets Equity $503,814
Global Stock   $35,866,640
International Allocation $24,454,099
Low Volatility Equity $749,933
Moderately Conservative Allocation $49,577,399
Money Market $794
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2023 12/31/2022 12/31/2023 12/31/2022
Aggressive Allocation $ 34,964,865 $ 71,081,183 $ 32,161,294 $ 155,301,745
All Cap 1,457,526 6,570,887 626,802 20,985,128
Balanced Income Plus 11,188,315 20,313,987 — 23,928,661
Diversified Income Plus 26,229,742 35,897,377 — 32,804,730
Emerging Markets Equity 2,033,309 1,566,407 — —
ESG Index 398,109 785,648 — 59,920
Global Stock 17,219,622 67,605,537 — 113,690,521
Government Bond 5,465,877 3,990,874 — —
Healthcare 1,514,752 4,165,905 3,765,043 27,209,926
High Yield 45,526,276 41,450,069 — —
Income 53,626,044 50,105,582 — 43,143,514
International Allocation 34,806,806 95,425,995 — 79,671,838
International Index 3,566,633 4,235,056 — 181,743
Large Cap Growth 4,472,468 40,841,945 233,235,020 143,310,644
Large Cap Index 20,508,881 19,259,665 8,351,523 16,390,005
Large Cap Value 53,861,659 79,798,073 117,000,080 137,752,558

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

(a) Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2023, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
Ordinary Income
(a)
Long-Term Capital Gains
Portfolio 12/31/2023 12/31/2022 12/31/2023 12/31/2022
Limited Maturity Bond 25,324,293 20,493,304 — 373,482
Low Volatility Equity 705,125 669,111 — 3,147,384
Mid Cap Growth — 301,530 — 94,318
Mid Cap Index 7,952,416 15,845,223 20,831,605 42,555,299
Mid Cap Stock 9,131,297 69,578,122 106,452,591 318,466,887
Mid Cap Value 713,754 108,357 198,890 24,752
Moderate Allocation 235,918,370 330,956,287 7,255,247 599,985,992
Moderately Aggressive Allocation 163,196,806 225,476,437 114,519,086 498,170,535
Moderately Conservative Allocation 124,193,177 142,643,913 — 187,161,686
Money Market 17,741,150 4,486,354 485 —
Multidimensional Income 2,624,715 1,477,210 — 117,359
Opportunity Income Plus 8,530,394 8,239,622 — —
Real Estate Securities 3,350,956 2,162,364 5,309,107 4,133,488
Small Cap Growth — 2,611,759 — 4,154,576
Small Cap Index 10,994,289 19,939,196 24,697,256 53,456,283
Small Cap Stock 15,616,177 53,030,293 107,894,224 104,077,825
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 567,946 $ 551,953
All Cap 94,750 101,081
Balanced Income Plus 127,100 167,622
Diversified Income Plus 179,072 281,423
Emerging Markets Equity 93,672 99,205
ESG Index 6,812 7,272
Global Stock 643,266 678,127
Government Bond 3,359 18,882
Healthcare 163,921 176,832
High Yield 229,472 219,311
Income 454,225 460,715
International Allocation 1,127,626 1,421,695
International Index 18,368 4,455
Large Cap Growth 1,005,042 1,090,861
Large Cap Index 37,162 79,121
Large Cap Value 631,672 641,028
Limited Maturity Bond 269,609 300,263
Low Volatility Equity 41,676 47,752
Mid Cap Growth 43,079 30,944
Mid Cap Index 111,791 109,356
Mid Cap Stock 798,780 808,409
Mid Cap Value 27,624 32,848
Moderate Allocation 1,961,183 2,685,965
Moderately Aggressive Allocation 1,513,488 1,920,149
Moderately Conservative Allocation 697,109 1,149,538
Multidimensional Income 8,750 22,145
Opportunity Income Plus 41,011 77,381
Real Estate Securities 134,595 147,389
Small Cap Growth 84,055 68,593
Small Cap Index 304,567 307,909
Small Cap Stock 459,662 458,581
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 212,454 $ 167,515
Balanced Income Plus 141,611 128,792
Diversified Income Plus 365,695 347,527
Government Bond 344,481 332,728
Income 208,753 159,528
Limited Maturity Bond 134,136 154,026
Moderate Allocation 1,421,183 1,324,353
Moderately Aggressive Allocation 481,680 444,284
Moderately Conservative Allocation 1,223,173 1,214,573
Multidimensional Income 38,124 33,514
Opportunity Income Plus 53,641 44,042
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Aggressive Allocation 1 0.49%
Balanced Income Plus 2 0.02%
Diversified Income Plus 2 0.04%
High Yield 2 0.00%
Income 2 0.24%
Limited Maturity Bond 1 0.01%
Moderate Allocation 2 0.26%
Moderately Aggressive
Allocation 2 0.30%
Moderately Conservative
Allocation 2 0.24%
Multidimensional Income 2 0.10%
Opportunity Income Plus 2 0.03%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2023, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
During the year ended December 31, 2023, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of December 31, 2023, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the
Portfolio Purchase Amount
Aggressive Allocation 12,046,837
Global Stock 3,206,592
Large Cap Index 1,315,206
Mid Cap Growth 1,979,070
Mid Cap Index 10,364,201
Small Cap Growth 4,704,993
Small Cap Index 6,619,365
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Balanced Income Plus $3,082,210 $190,431
Diversified Income Plus    6,988,014           (31,793)
Large Cap Index 816,855 (719,701)
Large Cap Value 18,225,392 1,095,621
Mid Cap Index 7,264,182 (2,394,637)
Moderate Allocation 32,203,905 (22,625)
Moderately Aggressive
Allocation 30,566,851 (205,918)
Moderately Conservative
Allocation 4,591,665 (249,206)
Small Cap Index 10,217,735 6,036,495
Small Cap Stock 7,995,547 (2,151,475)
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of December 31, 2023, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Portfolio Sector
% Total Net
Assets
Government Bond Mortgage-Backed Securities 39.8%
Government Bond U.S. Govt. & Agencies 33.2%
ESG Index Information Technology 31.4%
Healthcare Pharmaceuticals 29.9%
Income Financials 35.2%
Large Cap Growth Information Technology 34.8%
Large Cap Index Information Technology 28.8%
Limited Maturity Bond Financials 31.2%
Mid Cap Growth Information Technology 26.1%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors.
These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Portfolios owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The Portfolio’s sponsor is not required to

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2023

would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2023 $ 15.45 $ 0.26 $ 2.68 $ 2.94 $ (0.31) $ (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
ALL CAP PORTFOLIO
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
BALANCED INCOME PLUS PORTFOLIO
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
ESG INDEX PORTFOLIO
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.59) $ 17.80 19.31% $ 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
(0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2023 $ 9.77 $ 0.32 $ 0.10 $ 0.42 $ (0.32) $ –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
HEALTHCARE PORTFOLIO
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
HIGH YIELD PORTFOLIO
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
INCOME PORTFOLIO
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
INTERNATIONAL ALLOCATION PORTFOLIO
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
INTERNATIONAL INDEX PORTFOLIO
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.32) $ 9.87 4.38% $ 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2023 $ 51.56 $ 0.86 $ 12.45 $ 13.31 $ (0.77) $ (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
LOW VOLATILITY EQUITY PORTFOLIO
Year Ended 12/31/2023 12.38 0.27 0.72 0.99 (0.17) –
Year Ended 12/31/2022 14.97 0.17 (1.78) (1.61) (0.16) (0.82)
Year Ended 12/31/2021 12.82 0.15 2.22 2.37 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects net increase from payments from affiliates. Excluding this reimbursement, total return would have been (10.71)%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.09) $ 63.78 26.01% $ 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.17) 13.20 8.06% 50.8 0.90% 1.91% 0.95% 1.86% 81%
(0.98) 12.38 (10.67)%
***
53.7 0.90% 1.43% 0.93% 1.39% 80%
(0.22) 14.97 18.65% 56.2 0.87% 1.16% 0.94% 1.09% 77%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP VALUE PORTFOLIO
Year Ended 12/31/2023 $ 15.73 $ 0.25 $ 1.83 $ 2.08 $ (0.13) $ (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00  0.00  – –
Year Ended 12/31/2020 1.00 0.00 0.00  0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
MULTIDIMENSIONAL INCOME PORTFOLIO
Year Ended 12/31/2023 9.19 0.50 0.24 0.74 (0.47) –
Year Ended 12/31/2022 10.89 0.37 (1.82) (1.45) (0.23) (0.02)
Year Ended 12/31/2021 10.58 0.18 0.43 0.61 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ (0.28) $ 17.53 13.31% $ 52.3 0.90% 1.38% 1.05% 1.23% 53%
– (0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
– (0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
– (0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
– (0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
– (1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
– (1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
– (0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
– (0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
– (0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
– (1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
– (0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
– (1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
– (1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
– (0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
– (0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
– (0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
– (0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
– (0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
–  – 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.47) 9.46 8.37% 48.8 0.80% 4.54% 0.93% 4.41% 93%
– (0.25) 9.19 (13.34)% 56.3 0.80% 4.13% 0.86% 4.06% 57%
– (0.30) 10.89 5.77% 57.6 0.87% 3.39% 0.98% 3.28% 43%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
OPPORTUNITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2023 $ 8.66 $ 0.43 $ 0.32 $ 0.75 $ (0.43) $ –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.43) $ 8.98 8.94% $ 166.5 0.67% 4.89% 0.67% 4.89% 56%
(0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
(0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
(0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
(0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
(1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
(1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
(0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
– 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
(1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%

Additional Information
(unaudited)
(1) Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov where it is filed on form N-PX.
(2) Quarterly Schedule of Investments
The Fund files its Schedule of Investments on Form N-PORT with the SEC. Part F of each Portfolio’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Fund’s most recent Schedule of Investments can be found at SEC.
gov.
(3) Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of directors. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 14-15, 2023 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund, Inc. (the
“Fund”), including the directors who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Directors”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund (each, a “Portfolio”).
In connection with its evaluation of the agreements with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisery;
2. The performance of each Portfolio;
3. The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Portfolios grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Directors) met on five occasions from May 16 to November
14, 2023 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Directors also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds;
performance volatility based on standard deviation; overall Morningstar ratings of the Portfolios; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the
Adviser; asset and flow trends for the Portfolios; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios.

Additional Information
(unaudited)
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-by-Portfolio analyses and independent assessment of information relating to the Portfolios and the Advisory Agreement.
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Portfolios. As noted above, the Independent
Directors were assisted throughout the process by an independent consultant, MPI. Each Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Portfolios by the Adviser and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Portfolios. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Portfolios.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Portfolios. These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Portfolios. The Adviser reviewed with the Board the services provided by the Adviser. The Independent Directors also met, including in executive session, with and received periodic reports from the Fund’s Chief Compliance Officer, the Fund’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management). The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with
Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s
Chief Compliance Officer follow up on any additional questions or concerns that arise during quarterly meetings and then report the results of the follow up to the Board or one of its Committees.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Fund pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel. The Adviser discussed with the
Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser and other service providers to the Portfolios with the hybrid working environment and responses to changes in market conditions. The
Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser supported renewal of the Advisory Agreement.
Performance of the Portfolios
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Portfolio, including net performance, relative performance rankings within each Portfolio’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and

Additional Information
(unaudited)
focused particularly upon the three-year performance record. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that 39% of the Portfolios ranked better than median in their respective category for the three-year period ended June 30, 2023.
The Board also considered risk metrics, including standard deviations of return. The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Portfolio Expenses
The Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board noted that the majority of the Portfolios’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the average ranking of the Portfolios’ advisory fees was 31% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of its peer group. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the Portfolios had an average ranking of
17% compared to their respective category (on a scale of 1-99%, with 1% being the lowest expense). The Board reviewed information comparing each Portfolio’s advisory fee and overall expense ratio with the fee and expense information for the relevant Morningstar peer universe. With respect to the asset allocation Portfolios, the Board reviewed information prepared by the Adviser and MPI regarding changes in the Morningstar peer universes, the methodology used by MPI to select the MPI peer groups for net expense ratio comparison purposes, changes to methodology and the reasons for the changes, and differences between the Thrivent Portfolios and many of the funds in the peer groups. The Board considered this information in its evaluation of the rankings of the asset allocation Portfolios, all of which, except Thrivent Aggressive Allocation Portfolio, were below the peer group medians.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Portfolios. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The
Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the
Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Portfolios, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to Portfolio contractholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.

Additional Information
(unaudited)
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Directors voting separately, approved the Advisory Agreement.

Board of Directors and Officers
The following table provides information about the Directors and Officers of the Fund. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of the 32 series of the Fund that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans ("Thrivent") and separate accounts of insurance companies not affiliated with Thrivent. Each Director also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds, which offers Class A and Class S shares.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent.
Trustee of Thrivent Core Funds, a registered investment company consisting of seven funds that are established solely for investment by Thrivent entities.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund that is an exchange-traded fund.
The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 800-
847-4836.
Interested Directors
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020. Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023.
David S. Royal
(1971)
2015
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent
since 2017; President, Mutual Funds from 2015 to 2023. Director of Thrivent Trust Company and Advisory
Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income Fund from
2020 to 2023.
Independent Directors
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Director and member of the Audit Committee and Governance and Nominating
Committee at MN8 Energy LLC and MN8 Energy, Inc. since 2023; Independent Trustee of North American
Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere Investment Group plc since 2016; Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director of
E*TRADE Bank from 2019 to 2020.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.

Board of Directors and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee
Chair of Class Acceleration Corporation from 2021 to 2022.
Constance L. Souders
(1950)
2007
Retired.

Board of Directors and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Fund Principal Occupation(s) During the Past Five Years
Michael W. Kremenak (1978)
Director and President
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice
President, Thrivent from 2015 to 2020.
David S. Royal (1971)
Director and Chief Investment Officer
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief
Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to
2023.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting Officer
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent since
2022; Head of Mutual Fund Accounting, Thrivent from 2017 to 2022.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018;
Director, Chief Compliance Officer – Thrivent Funds, Thrivent from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent since 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer,
Thrivent since 2011; Anti-Money Laundering Officer, Thrivent from 2011 to 2019;
Vice President, Managing Counsel, Thrivent from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent since 2019; Compliance Manager of the Financial Crimes Unit,
Thrivent from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent since 2021; Director, Client Relations,
SS&C/DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent since 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual
Fund Accounting Operations, Thrivent from 2011 to 2022.
Taishiro A. Tezuka (1985)
Assistant Treasurer
Director, Fund Administration, Thrivent since 2023; Director, Asset Wealth
Management, PricewaterhouseCoopers LLP from 2020 to 2022; Senior Manager,
Asset Wealth Management, PricewaterhouseCoopers LLP from 2019 to 2020;
Manager, Asset Wealth Management, PricewaterhouseCoopers LLP from 2016 to
2019.
(1)
“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)
Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Director oversees 66 portfolios.
(4)
The address for each Director and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Directors, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Fund and are referred to as
“Independent Directors.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

23572AR R2-24
4321 N. Ballard Rd.
Appleton, WI 54919-0001
Thrivent Distributors, LLC, a registered broker-dealer and member FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent Distributors,
LLC, is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
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If you purchased shares through Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, you may either write to us at 4321 North Ballard Road,
Appleton, WI 54919-0001, call us at 800-847-4836, or log into your account. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
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for Thrivent Series Fund, Inc. in the future, contact your financial professional.